UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-103093
Pre-Effective Amendment No.□
Post-Effective Amendment No. 29☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-03330
Amendment No. 473☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2013 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® America's FUTURE Annuity® II
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 85. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust

•	Guggenheim Variable Fund
•	Huntington VA Funds
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
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Lifetime Withdrawal Percentage – An age-based percentage used to determine the annual amount available for withdrawal under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [4]
Annual Loan Interest Charge	2.25% [5]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (eligible applicants may purchase one)
Four Year CDSC Option ("L Schedule Option") (no longer available)	0.30% [6]
Total Variable Account Charges (including this option only)	1.45%
No CDSC Option ("C Schedule Option") (no longer available)	0.35% [7]
Total Variable Account Charges (including this option only)	1.50%
Death Benefit Options (eligible applicants may purchase one)
One-Year Enhanced Death Benefit II Option	0.20%
Total Variable Account Charges (including this option only)	1.35%
One-Year Enhanced Death Benefit Option	0.10%
Total Variable Account Charges (including this option only)	1.25%
Extra Value Options (eligible applicants may purchase one)
3% Extra Value Option	0.30% [8]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.30% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.

4% Extra Value Option	0.40% [9]
Total Variable Account Charges (including this option only)	1.55%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.40% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.

Capital Preservation Plus Lifetime Income Option	1.00% [10]
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
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Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[11]
Nationwide Lifetime Income Riders (no longer available for purchase):
5% Nationwide Lifetime Income Rider (only available in NY)	1.00% [12]
7% Nationwide Lifetime Income Rider (not available in NY)	1.00% [13]
10% Nationwide Lifetime Income Rider	1.20% [14]
Joint Options (no longer available for purchase):
Joint Option for the 5% Nationwide Lifetime Income Rider (only available in NY)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider (not available in NY)	0.15%
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in NY)	0.30% [15]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.30%
One-Year Enhanced Death Benefit II Option	0.20%
4% Extra Value Option	0.40%
10% Nationwide Lifetime Income Rider	1.20% [16]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [16]
Maximum Possible Total Variable Account Charges	3.55% [17]

[1]	The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a loan processing fee at the time each new loan is processed.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary.
[5]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[6]	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
[7]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[8]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.
[9]	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.
[10]	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
[11]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[12]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
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[13]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
[14]	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
[15]	Currently, the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[16]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[17]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.41%	4.21%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees, which if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (3.55%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.21%)	$ 1,546	$ 2,952	$ 4,248	$ 7,259	*	$ 2,452	$ 3,948	$ 7,259	$ 846	$ 2,452	$ 3,948	$ 7,259
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$ 1,147	$ 1,849	$ 2,560	$ 4,581	*	$ 1,349	$ 2,260	$ 4,581	$ 447	$ 1,349	$ 2,260	$ 4,581
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
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[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000. A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year. The minimum subsequent purchase payment is $150. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
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Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
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CDSC Options
Prior to May 1, 2009, Contract Owners could elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.30% of the Daily Net Assets.
Prior to May 1, 2009, Contract Owners could elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.30% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.30% for the first seven Contract Years.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.40% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.40% for the first seven Contract Years.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following benefits are elected: a Nationwide Lifetime Income Rider or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
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•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the  charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. However, upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7%  Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the  charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
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5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the  charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. The Joint Option is no longer available for election.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
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Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
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If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
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Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.30% for the first seven Contract Years.
•	The 4% Extra Value Option has a GTO charge equal to 0.40% for the first seven Contract Years.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
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The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
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Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.30% for the first seven Contract Years.
•	The 4% Extra Value Option has a Fixed Account charge equal to 0.40% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
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Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some
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cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
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Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
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All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
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For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
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Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
CDSC Options
L Schedule Option
Prior to May 1, 2009, Contract Owners could elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.30% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
Prior to May 1, 2009, Contract Owners could elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
•	Nationwide believes that an Extra Value Option, even after the direct and indirect costs associated with the option, will benefit the majority of Contract Owners. However, if an Extra Value Option is elected, the individual registered representative and his/her firm will receive less commission. Consult your individual registered representative for further information.
An Extra Value Option may not be elected if either the CPPLI Option or a Lifetime Income Option is elected.
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3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.30% of the Daily Net Assets for the first seven Contract Years.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.30%.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract Years.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.40%.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC applying the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
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Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-
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Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
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Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit Option).
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The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following benefits are elected: a Nationwide Lifetime Income Rider or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
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•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner's election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
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At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On each five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value. Nationwide will provide the Contract Owner with advance notice of any reset opportunity and will provide the Contract Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base. Nationwide reserves the right to limit the number of reset opportunities to one.
If the Contract Owner chooses to reset the lifetime withdrawal base, the Contract Owner will be assessed the charge for the CPPLI Option that is in effect as of the date of the election to reset the lifetime withdrawal base. Additionally, the Lifetime Withdrawal Percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply. The Lifetime Withdrawal Percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase.
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Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner's right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit Option
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program's guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights provision no longer applies.
Example: If the Contract Owner's initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively
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from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
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This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 10% Nationwide L.inc Rider
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may keep the 10% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
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(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2010, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later), but before May 1, 2010, or the date of state approval of the table above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to
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meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
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Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the
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Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
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For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. However, upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
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Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
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For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
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(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal
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Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 5% Nationwide L.inc Rider may keep the 5% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will
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not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
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Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
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(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
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(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed
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by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
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(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available for election.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
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Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available for election in the State of New York.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
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If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.45% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.45% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
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Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
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•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
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On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 3.05% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
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(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
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(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
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•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
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Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
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•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
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Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
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Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Contact the Service Center for the investment options available for the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
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A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
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Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option or the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
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With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the benficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
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If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
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F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Five-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether
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default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider
If the Contract Owner elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
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Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
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(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
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Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees
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Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
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Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103093
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund was developed primarily for use in connection with living benefits that are available in this contract or other contracts that Nationwide offers. The underlying mutual fund is designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. The fund uses a volatility overlay to minimize the costs and risks to Nationwide of supporting the living benefit guarantees. This could create a conflict of interest between the beneficial shareholders and Nationwide. In light of the fund's design, additional consideration should be given to whether investment in this fund is appropriate without election of a living benefit.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
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Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (formerly, Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
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Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Huntington VA Funds - Huntington VA International Equity Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.
Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.
89

Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.
Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
90

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
91

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
92

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE»Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
93

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC'
Investment Objective:	The fund seeks long-term capital appreciation.
94

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company'
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
95

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
96

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.
97

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2012 (the maximum Variable Account charge of 3.05%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	15.239557	17.661595	15.89%	48,848
2011	14.534214	15.239557	4.85%	56,562
2010	13.034889	14.534214	11.50%	62,308
2009	10.956904	13.034889	18.97%	64,791
2008	18.690560	10.956904	-41.38%	99,009
2007	18.032753	18.690560	3.65%	124,086
2006	15.593547	18.032753	15.64%	145,120
2005	15.081312	15.593547	3.40%	156,820
2004	13.717395	15.081312	9.94%	164,029
2003*	10.000000	13.717395	37.17%	101,964
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	21.097393	24.705828	17.10%	129,980
2011	23.356111	21.097393	-9.67%	154,676
2010	18.664793	23.356111	25.13%	161,956
2009	13.235829	18.664793	41.02%	116,635
2008	20.839679	13.235829	-36.49%	69,782
2007	20.766243	20.839679	0.35%	40,716
2006	18.394800	20.766243	12.89%	39,881
2005	17.450976	18.394800	5.41%	45,154
2004	14.826000	17.450976	17.71%	44,343
2003*	10.000000	14.826000	48.26%	24,182
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.164498	1.64%	1,271
98

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.494173	15.385268	6.15%	1,552,332
2011	13.121239	14.494173	10.46%	1,575,565
2010	12.627445	13.121239	3.91%	1,583,998
2009	11.590410	12.627445	8.95%	1,482,196
2008	11.914534	11.590410	-2.72%	1,114,857
2007	11.008718	11.914534	8.23%	635,444
2006	10.962430	11.008718	0.42%	643,393
2005	10.918983	10.962430	0.40%	590,851
2004	10.439405	10.918983	4.59%	408,800
2003*	10.000000	10.439405	4.39%	96,256
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	15.158178	17.149681	13.14%	44,474
2011	14.908262	15.158178	1.68%	58,958
2010	13.245674	14.908262	12.55%	72,705
2009	11.377543	13.245674	16.42%	74,707
2008	17.634281	11.377543	-35.48%	90,677
2007	17.918223	17.634281	-1.58%	99,805
2006	15.517116	17.918223	15.47%	120,140
2005	15.018694	15.517116	3.32%	131,582
2004	13.496328	15.018694	11.28%	133,785
2003*	10.000000	13.496328	34.96%	81,948
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	14.196027	16.309491	14.89%	470,675
2011	14.482922	14.196027	-1.98%	447,935
2010	12.314461	14.482922	17.61%	495,196
2009	9.597456	12.314461	28.31%	416,284
2008	12.861436	9.597456	-25.38%	332,326
2007	13.335329	12.861436	-3.55%	295,694
2006	11.220590	13.335329	18.85%	195,054
2005*	10.000000	11.220590	12.21%	61,314
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.489067	13.575527	8.70%	362,689
2011	13.111331	12.489067	-4.75%	358,880
2010	12.084265	13.111331	8.50%	306,142
2009*	10.000000	12.084265	20.84%	88,039
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	21.609807	24.723264	14.41%	357,143
2011	21.738352	21.609807	-0.59%	405,770
2010	17.477229	21.738352	24.38%	434,664
2009	14.141452	17.477229	23.59%	324,553
2008	20.707767	14.141452	-31.71%	311,346
2007	21.088094	20.707767	-1.80%	305,465
2006	18.645717	21.088094	13.10%	299,623
2005	17.589721	18.645717	6.00%	261,618
2004	14.599264	17.589721	20.48%	205,644
2003*	10.000000	14.599264	45.99%	84,131
99

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.583821	17.787890	14.14%	1,144,606
2011	15.513376	15.583821	0.45%	1,310,315
2010	13.701928	15.513376	13.22%	1,516,601
2009	10.997151	13.701928	24.60%	1,486,651
2008	17.749446	10.997151	-38.04%	1,330,457
2007	17.103366	17.749446	3.78%	1,423,763
2006	15.018123	17.103366	13.88%	1,348,855
2005	14.547372	15.018123	3.24%	1,161,368
2004	13.336012	14.547372	9.08%	969,281
2003*	10.000000	13.336012	33.36%	332,503
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.861989	18.357321	8.87%	578,711
2011	15.686839	16.861989	7.49%	451,833
2010	13.793989	15.686839	13.72%	300,171
2009	11.416659	13.793989	20.82%	221,765
2008	16.434209	11.416659	-30.53%	212,268
2007	15.560255	16.434209	5.62%	200,944
2006	13.545393	15.560255	14.87%	239,915
2005	13.160630	13.545393	2.92%	289,432
2004	12.704382	13.160630	3.59%	249,005
2003*	10.000000	12.704382	27.04%	60,268
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.933275	14.183132	18.85%	33,034
2011	14.046592	11.933275	-15.05%	44,413
2010	10.862462	14.046592	29.31%	50,974
2009	8.737661	10.862462	24.32%	55,788
2008	14.204831	8.737661	-38.49%	55,371
2007	16.198118	14.204831	-12.31%	61,073
2006	15.828751	16.198118	2.33%	64,050
2005	15.169524	15.828751	4.35%	70,047
2004	13.819561	15.169524	9.77%	73,052
2003*	10.000000	13.819561	38.20%	25,456
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.936178	15.156791	8.76%	15,275
2011	14.919895	13.936178	-6.59%	24,009
2010	13.356052	14.919895	11.71%	23,987
2009	11.928954	13.356052	11.96%	17,845
2008	17.158258	11.928954	-30.48%	18,817
2007	15.832465	17.158258	8.37%	23,108
2006	13.833020	15.832465	14.45%	27,918
2005	13.760220	13.833020	0.53%	31,051
2004	12.996293	13.760220	5.88%	31,363
2003*	10.000000	12.996293	29.96%	14,823
100

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	13.103008	14.175452	8.18%	410,905
2011	12.996350	13.103008	0.82%	451,457
2010	12.141918	12.996350	7.04%	495,513
2009	10.222693	12.141918	18.77%	510,951
2008	11.186532	10.222693	-8.62%	575,447
2007	10.764091	11.186532	3.92%	623,061
2006	10.478252	10.764091	2.73%	596,446
2005	10.496221	10.478252	-0.17%	708,118
2004	10.277156	10.496221	2.13%	594,134
2003*	10.000000	10.277156	2.77%	288,900
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.344227	13.615311	10.30%	658,823
2011	12.541130	12.344227	-1.57%	647,278
2010	11.272730	12.541130	11.25%	643,863
2009	9.200014	11.272730	22.53%	367,948
2008	12.437405	9.200014	-26.03%	294,231
2007	11.605434	12.437405	7.17%	227,996
2006	10.713685	11.605434	8.32%	70,524
2005*	10.000000	10.713685	7.14%	26,890
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.318852	13.768453	11.77%	1,999,929
2011	12.618539	12.318852	-2.37%	1,908,281
2010	11.165396	12.618539	13.01%	1,883,770
2009	8.786820	11.165396	27.07%	1,122,235
2008	13.227994	8.786820	-33.57%	655,484
2007	12.169729	13.227994	8.70%	382,153
2006	11.020914	12.169729	10.42%	103,174
2005*	10.000000	11.020914	10.21%	36,018
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	12.002448	13.665277	13.85%	146,534
2011	12.495314	12.002448	-3.94%	114,401
2010	10.907377	12.495314	14.56%	121,464
2009	8.411623	10.907377	29.67%	98,093
2008	13.763321	8.411623	-38.88%	86,398
2007	12.535369	13.763321	9.80%	109,955
2006	11.229430	12.535369	11.63%	104,553
2005*	10.000000	11.229430	12.29%	86,944
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	16.151935	16.721636	3.53%	661,106
2011	17.235639	16.151935	-6.29%	718,439
2010	14.632820	17.235639	17.79%	628,594
2009	10.030983	14.632820	45.88%	633,937
2008	22.256534	10.030983	-54.93%	677,213
2007	15.460332	22.256534	43.96%	617,637
2006	13.411310	15.460332	15.28%	420,020
2005*	10.000000	13.411310	34.11%	193,188
101

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	15.360050	17.772487	15.71%	1,156,778
2011	15.437284	15.360050	-0.50%	1,310,620
2010	13.589574	15.437284	13.60%	1,417,237
2009	10.584588	13.589574	28.39%	1,382,052
2008	18.724223	10.584588	-43.47%	1,414,942
2007	18.705230	18.724223	0.10%	1,523,613
2006	15.777855	18.705230	18.55%	1,452,988
2005	15.118716	15.777855	4.36%	1,288,092
2004	13.749992	15.118716	9.95%	1,006,068
2003*	10.000000	13.749992	37.50%	319,464
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.528478	17.560229	13.08%	500,563
2011	15.713867	15.528478	-1.18%	553,002
2010	12.834093	15.713867	22.44%	568,984
2009	10.146051	12.834093	26.49%	560,531
2008	19.479922	10.146051	-47.92%	571,024
2007	15.559606	19.479922	25.20%	562,001
2006	14.769421	15.559606	5.35%	489,828
2005	14.161509	14.769421	4.29%	468,492
2004	13.892476	14.161509	1.94%	430,073
2003*	10.000000	13.892476	38.92%	133,332
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.912926	14.523213	4.39%	2,594,965
2011	13.149276	13.912926	5.81%	2,758,095
2010	12.368667	13.149276	6.31%	3,182,914
2009	10.836274	12.368667	14.14%	4,271,065
2008	11.355411	10.836274	-4.57%	3,625,195
2007	11.037441	11.355411	2.88%	3,269,397
2006	10.721986	11.037441	2.94%	1,779,854
2005	10.644691	10.721986	0.73%	1,036,325
2004	10.335483	10.644691	2.99%	651,511
2003*	10.000000	10.335483	3.35%	176,651
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	24.189033	27.392178	13.24%	1,016,130
2011	27.448841	24.189033	-11.88%	1,232,684
2010	21.597277	27.448841	27.09%	1,308,288
2009	15.633776	21.597277	38.14%	1,242,911
2008	26.188192	15.633776	-40.30%	1,163,105
2007	22.971128	26.188192	14.00%	1,180,821
2006	20.673509	22.971128	11.11%	1,029,551
2005	17.720724	20.673509	16.66%	868,183
2004	14.380974	17.720724	23.22%	478,654
2003*	10.000000	14.380974	43.81%	107,627
102

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	16.559384	19.704173	18.99%	27,916
2011	20.265788	16.559384	-18.29%	31,762
2010	18.170300	20.265788	11.53%	50,161
2009	14.563164	18.170300	24.77%	51,742
2008	26.289867	14.563164	-44.61%	85,194
2007	22.722492	26.289867	15.70%	96,312
2006	19.517361	22.722492	16.42%	113,764
2005	16.621745	19.517361	17.42%	122,563
2004	14.839398	16.621745	12.01%	148,401
2003*	10.000000	14.839398	48.39%	92,885
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.001017	13.098002	19.06%	526,600
2011	13.471412	11.001017	-18.34%	608,880
2010	12.078842	13.471412	11.53%	615,883
2009	9.682539	12.078842	24.75%	596,721
2008	17.474744	9.682539	-44.59%	623,379
2007	15.102611	17.474744	15.71%	624,804
2006	12.967855	15.102611	16.46%	587,767
2005	11.047743	12.967855	17.38%	499,372
2004*	10.000000	11.047743	10.48%	270,416
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	19.092565	23.980303	25.60%	70,187
2011	21.233217	19.092565	-10.08%	85,930
2010	17.002078	21.233217	24.89%	104,596
2009	10.944702	17.002078	55.35%	104,465
2008	22.729091	10.944702	-51.85%	118,777
2007	21.808314	22.729091	4.22%	146,166
2006	19.017044	21.808314	14.68%	170,881
2005	18.781893	19.017044	1.25%	171,869
2004	16.690522	18.781893	12.53%	187,641
2003*	10.000000	16.690522	66.91%	59,172
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.992969	13.354649	11.35%	817,735
2011	11.849673	11.992969	1.21%	875,435
2010	10.639189	11.849673	11.38%	954,042
2009	7.937530	10.639189	34.04%	839,921
2008	11.415294	7.937530	-30.47%	877,579
2007	11.130667	11.415294	2.56%	840,340
2006*	10.000000	11.130667	11.31%	256,319
103

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	17.248603	19.089239	10.67%	396,779
2011	16.461351	17.248603	4.78%	453,722
2010	13.803199	16.461351	19.26%	522,634
2009	11.899829	13.803199	15.99%	487,878
2008	16.513537	11.899829	-27.94%	587,615
2007	17.168132	16.513537	-3.81%	713,100
2006	14.828269	17.168132	15.78%	821,135
2005	14.503361	14.828269	2.24%	832,100
2004	13.218232	14.503361	9.72%	699,061
2003*	10.000000	13.218232	32.18%	193,813
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	21.612003	25.291090	17.02%	509,560
2011	22.717145	21.612003	-4.86%	602,046
2010	17.922968	22.717145	26.75%	695,914
2009	14.038386	17.922968	27.67%	971,445
2008	21.202291	14.038386	-33.79%	426,232
2007	21.973252	21.202291	-3.51%	425,377
2006	19.001500	21.973252	15.64%	379,010
2005	17.672605	19.001500	7.52%	320,450
2004	14.447416	17.672605	22.32%	175,554
2003*	10.000000	14.447416	44.47%	39,026
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.020633	10.283833	14.00%	55,850
2011	9.268258	9.020633	-2.67%	65,394
2010	8.504046	9.268258	8.99%	72,394
2009	6.604890	8.504046	28.75%	51,583
2008*	10.000000	6.604890	-33.95%	12,930
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.796775	17.669079	11.85%	210,784
2011	18.992316	15.796775	-16.83%	226,895
2010	16.349715	18.992316	16.16%	251,136
2009	9.580883	16.349715	70.65%	244,305
2008	20.479456	9.580883	-53.22%	282,048
2007	16.098968	20.479456	27.21%	328,443
2006	12.706625	16.098968	26.70%	198,687
2005*	10.000000	12.706625	27.07%	85,210
104

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	18.241701	21.319111	16.87%	28,111
2011	20.649570	18.241701	-11.66%	32,248
2010	19.269721	20.649570	7.16%	50,572
2009	14.224700	19.269721	35.47%	49,384
2008	24.136152	14.224700	-41.06%	58,168
2007	21.149341	24.136152	14.12%	73,308
2006	17.616721	21.149341	20.05%	82,138
2005	16.176154	17.616721	8.91%	97,493
2004	13.806194	16.176154	17.17%	110,116
2003*	10.000000	13.806194	38.06%	61,646
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	13.010900	15.214929	16.94%	587,885
2011	14.735603	13.010900	-11.70%	658,767
2010	13.750921	14.735603	7.16%	712,216
2009	10.139330	13.750921	35.62%	806,664
2008	17.208279	10.139330	-41.08%	2,137,640
2007	15.080228	17.208279	14.11%	1,414,038
2006	12.559684	15.080228	20.07%	832,198
2005	11.536447	12.559684	8.87%	358,393
2004*	10.000000	11.536447	15.36%	147,886
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.388673	18.639638	13.73%	818,418
2011	16.717648	16.388673	-1.97%	912,679
2010	14.785942	16.717648	13.06%	890,990
2009	12.602913	14.785942	17.32%	696,358
2008	12.004450	12.602913	4.99%	766,523
2007	10.938098	12.004450	9.75%	539,482
2006	9.805659	10.938098	11.55%	247,672
2005*	10.000000	9.805659	-1.94%	66,770
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.233283	2.33%	2
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	9.019786	10.167202	12.72%	35,051
2011	10.316321	9.019786	-12.57%	16,514
2010*	10.000000	10.316321	3.16%	8
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.060501	13.406784	21.21%	57,066
2011	11.291768	11.060501	-2.05%	40,744
2010*	10.000000	11.291768	12.92%	7
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.655742	-3.44%	78,504
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.968791	-0.31%	3,575
105

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.750436	-2.50%	213,279
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.700313	13.783255	17.80%	481,697
2011	12.755306	11.700313	-8.27%	545,519
2010	11.873555	12.755306	7.43%	466,256
2009*	10.000000	11.873555	18.74%	258,224
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.826150	8.26%	245,569
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.078253	0.78%	24,062
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	17.294055	19.381125	12.07%	63,222
2011	17.260958	17.294055	0.19%	69,908
2010	16.150346	17.260958	6.88%	121,477
2009	13.009955	16.150346	24.14%	103,263
2008	15.679494	13.009955	-17.03%	103,905
2007	14.383232	15.679494	9.01%	103,316
2006	13.177656	14.383232	9.15%	121,807
2005	12.381972	13.177656	6.43%	133,233
2004	11.566752	12.381972	7.05%	136,098
2003*	10.000000	11.566752	15.67%	65,621
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	18.182690	22.261226	22.43%	568,090
2011	19.765890	18.182690	-8.01%	623,751
2010	18.778978	19.765890	5.26%	690,654
2009	13.010568	18.778978	44.34%	589,984
2008	23.634716	13.010568	-44.95%	428,840
2007	17.499988	23.634716	35.06%	228,496
2006	16.224004	17.499988	7.86%	87,928
2005	14.581300	16.224004	11.27%	74,728
2004	12.504147	14.581300	16.61%	72,444
2003*	10.000000	12.504147	25.04%	41,889
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.970499	-0.30%	62,689
106

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	28.009135	31.335568	11.88%	302,567
2011	41.876759	28.009135	-33.12%	16,036
2010	33.886132	41.876759	23.58%	17,527
2009	19.143301	33.886132	77.01%	18,424
2008	40.540238	19.143301	-52.78%	21,619
2007	32.037740	40.540238	26.54%	22,982
2006	22.102874	32.037740	44.95%	23,384
2005	16.946477	22.102874	30.43%	30,077
2004	14.444423	16.946477	17.32%	33,289
2003*	10.000000	14.444423	44.44%	24,758
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	15.413939	17.778149	15.34%	58,199
2011	15.535406	15.413939	-0.78%	54,975
2010	14.013209	15.535406	10.86%	81,915
2009	10.191716	14.013209	37.50%	84,789
2008	16.360596	10.191716	-37.71%	90,020
2007	14.908348	16.360596	9.74%	103,225
2006	14.054703	14.908348	6.07%	132,889
2005	13.641189	14.054703	3.03%	166,557
2004	12.662180	13.641189	7.73%	139,008
2003*	10.000000	12.662180	26.62%	28,924
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.238380	2.38%	10,724
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	17.328416	19.849130	14.55%	1,309,192
2011	17.611740	17.328416	-1.61%	1,490,874
2010	16.019700	17.611740	9.94%	1,582,517
2009	13.234707	16.019700	21.04%	1,837,767
2008	19.906881	13.234707	-33.52%	606,737
2007	18.718319	19.906881	6.35%	466,946
2006	15.713331	18.718319	19.12%	320,410
2005	14.930108	15.713331	5.25%	165,952
2004	13.153700	14.930108	13.51%	86,111
2003*	10.000000	13.153700	31.54%	25,072
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.447976	11.972877	14.60%	334,725
2011	10.760516	10.447976	-2.90%	217,738
2010*	10.000000	10.760516	7.61%	95,655
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.089118	10.222431	12.47%	135,399
2011*	10.000000	9.089118	-9.11%	62,582
107

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.838196	15.654684	13.13%	1,109,873
2011	13.931081	13.838196	-0.67%	1,292,051
2010	12.455035	13.931081	11.85%	1,488,082
2009*	10.000000	12.455035	24.55%	43,137
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.282856	11.761815	14.38%	14,222,572
2011	10.306485	10.282856	-0.23%	14,563,960
2010	9.307778	10.306485	10.73%	15,080,901
2009	7.629628	9.307778	22.00%	12,369,142
2008	10.991163	7.629628	-30.58%	6,702,114
2007	10.476339	10.991163	4.91%	3,950,919
2006*	10.000000	10.476339	4.76%	1,564,890
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.513086	11.945598	3.76%	4,172,460
2011	11.016128	11.513086	4.51%	4,125,960
2010	10.514432	11.016128	4.77%	4,472,768
2009	9.484428	10.514432	10.86%	3,424,459
2008	10.645730	9.484428	-10.91%	1,628,685
2007	10.458382	10.645730	1.79%	827,288
2006*	10.000000	10.458382	4.58%	268,429
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.185364	12.291636	20.68%	944,471
2011	11.361285	10.185364	-10.35%	1,043,205
2010	10.326441	11.361285	10.02%	1,065,331
2009	7.377345	10.326441	39.98%	973,447
2008	12.162544	7.377345	-39.34%	739,115
2007	10.759272	12.162544	13.04%	528,205
2006*	10.000000	10.759272	7.59%	257,005
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.473308	10.993629	16.05%	1,679,007
2011	10.054668	9.473308	-5.78%	1,908,443
2010	8.605881	10.054668	16.83%	1,975,564
2009	6.273149	8.605881	37.19%	1,810,590
2008	11.375941	6.273149	-44.86%	1,485,640
2007	10.285224	11.375941	10.60%	1,028,580
2006*	10.000000	10.285224	2.85%	434,227
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.230825	9.524179	15.71%	4,950,337
2011	8.516788	8.230825	-3.36%	5,320,064
2010	7.763734	8.516788	9.70%	5,481,282
2009	6.009658	7.763734	29.19%	3,919,920
2008	9.816107	6.009658	-38.78%	1,442,019
2007*	10.000000	9.816107	-1.84%	212,179
108

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.326410	19.619773	13.24%	56,276
2011	16.882971	17.326410	2.63%	71,492
2010	15.093811	16.882971	11.85%	83,611
2009	10.458553	15.093811	44.32%	96,065
2008	14.692698	10.458553	-28.82%	117,694
2007	14.412770	14.692698	1.94%	149,392
2006	13.182227	14.412770	9.33%	199,272
2005	13.025117	13.182227	1.21%	272,035
2004	11.968242	13.025117	8.83%	361,045
2003*	10.000000	11.968242	19.68%	155,096
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.738841	15.577916	13.39%	1,037,035
2011	13.388591	13.738841	2.62%	1,422,869
2010	11.969129	13.388591	11.86%	1,688,513
2009	8.288832	11.969129	44.40%	1,199,490
2008	11.662156	8.288832	-28.93%	824,757
2007	11.436266	11.662156	1.98%	805,730
2006	10.460288	11.436266	9.33%	564,699
2005*	10.000000	10.460288	4.60%	291,953
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	15.470175	18.070541	16.81%	493,848
2011	16.059186	15.470175	-3.67%	566,784
2010	14.072345	16.059186	14.12%	586,924
2009	11.098645	14.072345	26.79%	555,118
2008	17.884339	11.098645	-37.94%	641,972
2007	18.577828	17.884339	-3.73%	1,386,846
2006	16.262888	18.577828	14.23%	824,740
2005	15.826204	16.262888	2.76%	264,404
2004	13.674044	15.826204	15.74%	159,001
2003*	10.000000	13.674044	36.74%	61,312
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.703104	8.896205	15.49%	117,971
2011	8.820667	7.703104	-12.67%	140,089
2010	7.733391	8.820667	14.06%	147,759
2009	5.114540	7.733391	51.20%	113,514
2008*	10.000000	5.114540	-48.85%	6,982
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.288702	10.226827	10.10%	1,155,740
2011	9.713768	9.288702	-4.38%	1,252,155
2010	7.952881	9.713768	22.14%	1,369,638
2009	6.128884	7.952881	29.76%	2,674,500
2008*	10.000000	6.128884	-38.71%	3,127,326
109

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.546808	9.812976	14.81%	504,101
2011	9.235097	8.546808	-7.45%	502,783
2010	8.127013	9.235097	13.63%	455,211
2009	6.363626	8.127013	27.71%	204,984
2008*	10.000000	6.363626	-36.36%	97,152
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.993661	10.971118	9.78%	3,192,776
2011	10.247522	9.993661	-2.48%	3,413,660
2010	9.389621	10.247522	9.14%	3,509,183
2009	7.927537	9.389621	18.44%	1,765,210
2008*	10.000000	7.927537	-20.72%	378,240
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.376385	10.532766	12.33%	8,804,016
2011	9.823944	9.376385	-4.56%	8,997,733
2010	8.842676	9.823944	11.10%	8,885,708
2009	7.204634	8.842676	22.74%	4,659,340
2008*	10.000000	7.204634	-27.95%	781,370
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.734806	11.406770	6.26%	2,556,635
2011	10.708329	10.734806	0.25%	2,439,564
2010	10.143105	10.708329	5.57%	2,349,184
2009	9.078992	10.143105	11.72%	1,730,306
2008*	10.000000	9.078992	-9.21%	406,041
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.689863	10.762993	11.07%	9,080,539
2011	10.036480	9.689863	-3.45%	9,353,862
2010	9.116587	10.036480	10.09%	8,919,553
2009	7.562819	9.116587	20.54%	4,598,715
2008*	10.000000	7.562819	-24.37%	1,248,891
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.035018	10.233532	13.27%	4,589,067
2011	9.587811	9.035018	-5.77%	4,816,555
2010	8.559890	9.587811	12.01%	5,224,605
2009	6.841204	8.559890	25.12%	3,460,479
2008*	10.000000	6.841204	-31.59%	2,121,221
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.268845	11.169980	8.78%	2,127,340
2011	10.416230	10.268845	-1.41%	2,373,387
2010	9.664334	10.416230	7.78%	2,419,793
2009	8.307908	9.664334	16.33%	1,274,715
2008*	10.000000	8.307908	-16.92%	432,736
110

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.716609	12.448172	6.24%	658,906
2011	11.156576	11.716609	5.02%	652,268
2010	10.569931	11.156576	5.55%	755,531
2009	9.846940	10.569931	7.34%	1,185,400
2008*	10.000000	9.846940	-1.53%	45,420
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.704929	13.452380	5.88%	150,333
2011	12.119428	12.704929	4.83%	140,762
2010	11.340265	12.119428	6.87%	129,342
2009	9.852755	11.340265	15.10%	80,342
2008*	10.000000	9.852755	-1.47%	21,244
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	29.646544	34.283888	15.64%	9,709
2011	38.746446	29.646544	-23.49%	11,146
2010	33.815985	38.746446	14.58%	13,488
2009	20.975923	33.815985	61.21%	15,423
2008	50.440300	20.975923	-58.41%	23,197
2007	35.146754	50.440300	43.51%	39,578
2006	26.082562	35.146754	34.75%	47,163
2005	19.938759	26.082562	30.81%	65,312
2004	16.747920	19.938759	19.05%	71,796
2003*	10.000000	16.747920	67.48%	40,038
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.604516	20.345440	15.57%	382,171
2011	23.006594	17.604516	-23.48%	531,784
2010	20.083189	23.006594	14.56%	634,627
2009	12.457530	20.083189	61.21%	651,771
2008	29.909118	12.457530	-58.35%	604,909
2007	20.803597	29.909118	43.77%	763,480
2006	15.411174	20.803597	34.99%	536,439
2005	11.767045	15.411174	30.97%	385,207
2004*	10.000000	11.767045	17.67%	124,672
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.512438	13.764967	1.87%	2,368,385
2011	12.744590	13.512438	6.02%	2,639,989
2010	12.304475	12.744590	3.58%	3,049,932
2009	12.121741	12.304475	1.51%	4,369,489
2008	11.383970	12.121741	6.48%	4,728,497
2007	10.747750	11.383970	5.92%	3,503,328
2006	10.520907	10.747750	2.16%	2,231,883
2005	10.306612	10.520907	2.08%	1,334,956
2004	10.097116	10.306612	2.07%	712,630
2003*	10.000000	10.097116	0.97%	329,385
111

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.950462	7.916447	13.90%	335,316
2011	7.812388	6.950462	-11.03%	367,870
2010	6.993821	7.812388	11.70%	332,995
2009	5.465521	6.993821	27.96%	295,905
2008*	10.000000	5.465521	-45.34%	70,617
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.694006	8.990410	16.85%	344,673
2011	8.930901	7.694006	-13.85%	327,256
2010	8.412370	8.930901	6.16%	328,990
2009	6.617105	8.412370	27.13%	275,225
2008	11.762888	6.617105	-43.75%	114,955
2007	10.879072	11.762888	8.12%	97,679
2006*	10.000000	10.879072	8.79%	33,395
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.938944	19.406489	14.57%	687,291
2011	17.836829	16.938944	-5.03%	661,280
2010	15.741444	17.836829	13.31%	734,918
2009	12.518763	15.741444	25.74%	757,204
2008	20.052686	12.518763	-37.57%	779,214
2007	19.146442	20.052686	4.73%	792,261
2006	16.572991	19.146442	15.53%	715,041
2005	15.533235	16.572991	6.69%	515,861
2004	13.780963	15.533235	12.72%	336,284
2003*	10.000000	13.780963	37.81%	123,566
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.504317	13.520328	8.13%	801,775
2011	12.538559	12.504317	-0.27%	761,819
2010	11.550746	12.538559	8.55%	736,697
2009*	10.000000	11.550746	15.51%	200,244
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.133714	14.572666	10.96%	2,026,074
2011	13.411681	13.133714	-2.07%	2,008,310
2010	12.110672	13.411681	10.74%	1,858,112
2009*	10.000000	12.110672	21.11%	864,519
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.282450	13.808862	3.96%	2,284,133
2011	13.054060	13.282450	1.75%	2,257,480
2010	12.471040	13.054060	4.67%	2,347,436
2009	11.565462	12.471040	7.83%	1,799,805
2008	12.449849	11.565462	-7.10%	1,274,549
2007	11.952305	12.449849	4.16%	803,008
2006	11.388958	11.952305	4.95%	705,204
2005	11.152306	11.388958	2.12%	694,486
2004	10.780499	11.152306	3.45%	655,198
2003*	10.000000	10.780499	7.80%	149,166
112

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	15.403616	16.872314	9.53%	7,830,710
2011	15.588745	15.403616	-1.19%	8,221,034
2010	14.218297	15.588745	9.64%	8,390,680
2009	12.073397	14.218297	17.77%	7,368,184
2008	15.902704	12.073397	-24.08%	6,065,283
2007	15.226962	15.902704	4.44%	5,727,126
2006	13.833145	15.226962	10.08%	4,770,625
2005	13.283730	13.833145	4.14%	3,462,681
2004	12.268354	13.283730	8.28%	2,513,843
2003*	10.000000	12.268354	22.68%	573,509
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	16.435137	18.481146	12.45%	6,583,833
2011	16.987195	16.435137	-3.25%	6,766,756
2010	15.230066	16.987195	11.54%	7,086,774
2009	12.385996	15.230066	22.96%	6,245,621
2008	18.263302	12.385996	-32.18%	6,151,367
2007	17.406379	18.263302	4.92%	5,268,304
2006	15.372992	17.406379	13.23%	3,539,345
2005	14.524167	15.372992	5.84%	1,906,531
2004	13.107980	14.524167	10.80%	1,173,760
2003*	10.000000	13.107980	31.08%	283,228
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.521734	15.508419	6.79%	2,740,676
2011	14.393460	14.521734	0.89%	2,715,769
2010	13.418114	14.393460	7.27%	2,900,993
2009	11.848856	13.418114	13.24%	2,731,905
2008	14.109371	11.848856	-16.02%	2,573,395
2007	13.484310	14.109371	4.64%	2,439,953
2006	12.581077	13.484310	7.18%	2,233,929
2005	12.180624	12.581077	3.29%	1,646,247
2004	11.499098	12.180624	5.93%	1,146,257
2003*	10.000000	11.499098	14.99%	354,433
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.376674	15.658311	17.06%	2,379,329
2011	13.878241	13.376674	-3.61%	2,810,026
2010	12.937743	13.878241	7.27%	3,457,544
2009*	10.000000	12.937743	29.38%	24,883
113

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	21.471749	24.932794	16.12%	391,977
2011	22.288107	21.471749	-3.66%	439,833
2010	17.866024	22.288107	24.75%	449,208
2009	13.216175	17.866024	35.18%	460,683
2008	21.043186	13.216175	-37.19%	442,381
2007	19.793057	21.043186	6.32%	473,365
2006	18.220786	19.793057	8.63%	452,505
2005	16.442762	18.220786	10.81%	418,602
2004	14.372884	16.442762	14.40%	318,466
2003*	10.000000	14.372884	43.73%	115,668
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.498914	10.377853	-1.15%	5,406,580
2011	10.620705	10.498914	-1.15%	4,940,746
2010	10.744251	10.620705	-1.15%	4,248,760
2009	10.864686	10.744251	-1.11%	4,044,712
2008	10.769904	10.864686	0.88%	5,268,231
2007	10.397563	10.769904	3.58%	3,251,176
2006	10.062340	10.397563	3.33%	2,014,139
2005	9.914556	10.062340	1.49%	1,511,481
2004	9.949175	9.914556	-0.35%	876,288
2003*	10.000000	9.949175	-0.51%	396,345
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.321138	15.890146	10.96%	665,575
2011	13.725856	14.321138	4.34%	651,520
2010	12.556122	13.725856	9.32%	681,586
2009	10.212412	12.556122	22.95%	541,514
2008	12.491118	10.212412	-18.24%	446,777
2007	12.078610	12.491118	3.42%	500,099
2006	11.654865	12.078610	3.64%	449,896
2005	11.538532	11.654865	1.01%	334,075
2004	10.956856	11.538532	5.31%	229,701
2003*	10.000000	10.956856	9.57%	100,113
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.217612	9.383592	14.19%	1,395,203
2011	9.198227	8.217612	-10.66%	1,491,933
2010	8.176393	9.198227	12.50%	1,625,300
2009	6.077196	8.176393	34.54%	2,778,612
2008*	10.000000	6.077196	-39.23%	2,768,334
114

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	13.011087	15.053686	15.70%	7,330
2011	15.746802	13.011087	-17.37%	8,299
2010	15.043154	15.746802	4.68%	14,973
2009	11.750680	15.043154	28.02%	15,048
2008	22.211152	11.750680	-47.10%	19,132
2007	21.878393	22.211152	1.52%	26,122
2006	18.081550	21.878393	21.00%	28,702
2005	16.362769	18.081550	10.50%	32,400
2004	13.794301	16.362769	18.62%	40,181
2003*	10.000000	13.794301	37.94%	10,359
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	9.145554	10.572146	15.60%	527,179
2011	11.066662	9.145554	-17.36%	554,537
2010	10.576559	11.066662	4.63%	556,349
2009	8.262755	10.576559	28.00%	501,653
2008	15.610335	8.262755	-47.07%	1,303,274
2007	15.377993	15.610335	1.51%	1,611,321
2006	12.708823	15.377993	21.00%	975,898
2005	11.499254	12.708823	10.52%	497,730
2004*	10.000000	11.499254	14.99%	124,947
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.803074	10.106069	14.80%	1,081,674
2011	9.202757	8.803074	-4.34%	1,215,590
2010	8.070301	9.202757	14.03%	1,390,102
2009	6.311593	8.070301	27.86%	1,688,441
2008*	10.000000	6.311593	-36.88%	18,668
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.208690	9.541471	16.24%	429,046
2011	8.842733	8.208690	-7.17%	491,465
2010	7.934264	8.842733	11.45%	581,435
2009	6.299706	7.934264	25.95%	509,201
2008*	10.000000	6.299706	-37.00%	43,458
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.201800	10.427761	13.32%	1,058,015
2011	9.742267	9.201800	-5.55%	1,209,790
2010	7.792888	9.742267	25.01%	1,374,095
2009	6.221846	7.792888	25.25%	2,085,792
2008*	10.000000	6.221846	-37.78%	1,003,779
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.875328	11.357084	15.00%	789,533
2011	10.227396	9.875328	-3.44%	836,307
2010	8.648417	10.227396	18.26%	921,221
2009	6.705806	8.648417	28.97%	1,516,816
2008*	10.000000	6.705806	-32.94%	1,997,696
115

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.589165	16.309138	11.79%	127,796
2011	14.886743	14.589165	-2.00%	163,914
2010	12.037789	14.886743	23.67%	151,443
2009	9.574786	12.037789	25.72%	183,987
2008	18.117657	9.574786	-47.15%	196,205
2007	16.739290	18.117657	8.23%	238,615
2006	16.442630	16.739290	1.80%	214,800
2005	15.439101	16.442630	6.50%	193,249
2004	13.801295	15.439101	11.87%	117,529
2003*	10.000000	13.801295	38.01%	57,049
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	20.366624	24.219631	18.92%	162,443
2011	21.791420	20.366624	-6.54%	185,559
2010	17.430204	21.791420	25.02%	207,853
2009	14.009965	17.430204	24.41%	204,856
2008	20.935362	14.009965	-33.08%	229,635
2007	22.830704	20.935362	-8.30%	271,094
2006	19.723493	22.830704	15.75%	323,654
2005	19.412385	19.723493	1.60%	318,761
2004	16.785277	19.412385	15.65%	289,367
2003*	10.000000	16.785277	67.85%	97,297
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.824409	22.579731	13.90%	362,401
2011	21.290055	19.824409	-6.88%	416,642
2010	17.232892	21.290055	23.54%	495,244
2009	12.968402	17.232892	32.88%	514,396
2008	21.282196	12.968402	-39.06%	675,298
2007	21.130800	21.282196	0.72%	706,123
2006	19.128034	21.130800	10.47%	665,832
2005	17.275766	19.128034	10.72%	487,665
2004	14.713013	17.275766	17.42%	311,577
2003*	10.000000	14.713013	47.13%	94,105
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	14.362170	16.162472	12.54%	819,681
2011	14.474172	14.362170	-0.77%	918,712
2010	12.932384	14.474172	11.92%	1,037,601
2009	10.419872	12.932384	24.11%	1,816,524
2008	18.053627	10.419872	-42.28%	2,191,726
2007	16.928560	18.053627	6.65%	1,889,754
2006	15.101256	16.928560	12.10%	1,038,251
2005	14.271744	15.101256	5.81%	310,135
2004	13.181105	14.271744	8.27%	190,101
2003*	10.000000	13.181105	31.81%	48,074
116

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.710185	11.093835	14.25%	1,419,269
2011	9.254814	9.710185	4.92%	1,534,371
2010	7.211786	9.254814	28.33%	1,706,600
2009	5.589945	7.211786	29.01%	1,736,104
2008*	10.000000	5.589945	-44.10%	86,856
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.591062	10.837845	2.33%	548,958
2011	10.576649	10.591062	0.14%	629,323
2010	10.446897	10.576649	1.24%	868,476
2009	9.866941	10.446897	5.88%	881,154
2008*	10.000000	9.866941	-1.33%	134,410
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.770571	13.911205	18.19%	1,239,604
2011	13.596896	11.770571	-13.43%	1,307,304
2010	12.934195	13.596896	5.12%	1,317,370
2009*	10.000000	12.934195	29.34%	2,087,832
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.639941	11.001623	3.40%	1,108,611
2011	10.732383	10.639941	-0.86%	1,146,370
2010	10.312225	10.732383	4.07%	1,321,950
2009	9.205394	10.312225	12.02%	1,631,001
2008	10.757043	9.205394	-14.42%	2,417,944
2007	10.387234	10.757043	3.56%	2,504,771
2006	10.084028	10.387234	3.01%	1,478,431
2005	10.055878	10.084028	0.28%	570,036
2004	10.094213	10.055878	-0.38%	485,480
2003*	10.000000	10.094213	0.94%	112,130
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	13.277121	14.281787	7.57%	26,341
2011	13.575238	13.277121	-2.20%	21,818
2010	11.481440	13.575238	18.24%	32,233
2009	9.462012	11.481440	21.34%	29,931
2008	15.815002	9.462012	-40.17%	32,763
2007	15.918034	15.815002	-0.65%	36,769
2006	15.299187	15.918034	4.04%	42,814
2005	15.040887	15.299187	1.72%	37,998
2004	13.600525	15.040887	10.59%	28,564
2003*	10.000000	13.600525	36.01%	2,999
117

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.712682	17.236872	9.70%	214,393
2011	16.400315	15.712682	-4.19%	241,612
2010	13.504527	16.400315	21.44%	261,513
2009	10.394877	13.504527	29.92%	295,792
2008	17.365394	10.394877	-40.14%	332,435
2007	16.325586	17.365394	6.37%	2,345,229
2006	14.524712	16.325586	12.40%	1,213,195
2005	13.750324	14.524712	5.63%	258,626
2004	12.279585	13.750324	11.98%	89,616
2003*	10.000000	12.279585	22.80%	21,645
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	13.315508	15.920208	19.56%	789,974
2011	14.720264	13.315508	-9.54%	960,291
2010	12.874272	14.720264	14.34%	1,037,948
2009	9.344243	12.874272	37.78%	1,119,113
2008	15.846799	9.344243	-41.03%	1,243,385
2007	15.116328	15.846799	4.83%	1,344,546
2006	13.025388	15.116328	16.05%	1,273,427
2005	11.553527	13.025388	12.74%	987,026
2004*	10.000000	11.553527	15.54%	466,348
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	20.566853	24.589040	19.56%	57,081
2011	22.745144	20.566853	-9.58%	71,766
2010	19.886761	22.745144	14.37%	87,005
2009	14.436640	19.886761	37.75%	103,264
2008	24.476392	14.436640	-41.02%	119,920
2007	23.343167	24.476392	4.85%	150,784
2006	20.120354	23.343167	16.02%	172,727
2005	17.844773	20.120354	12.75%	211,596
2004	15.185545	17.844773	17.51%	242,171
2003*	10.000000	15.185545	51.86%	186,308
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.154557	1.55%	169,829
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	15.003542	17.293862	15.27%	952,975
2011	15.225622	15.003542	-1.46%	1,080,849
2010	13.298130	15.225622	14.49%	1,240,303
2009	10.510501	13.298130	26.52%	1,912,600
2008	17.324795	10.510501	-39.33%	2,126,714
2007	16.828784	17.324795	2.95%	1,891,295
2006	14.834684	16.828784	13.44%	1,276,271
2005	14.192053	14.834684	4.53%	452,235
2004	13.154162	14.192053	7.89%	329,525
2003*	10.000000	13.154162	31.54%	112,730
118

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.828212	24.226087	16.31%	208,544
2011	21.584374	20.828212	-3.50%	239,866
2010	17.744186	21.584374	21.64%	266,019
2009	13.113862	17.744186	35.31%	269,373
2008	21.399140	13.113862	-38.72%	763,184
2007	21.955079	21.399140	-2.53%	578,424
2006	19.370473	21.955079	13.34%	351,760
2005	17.860093	19.370473	8.46%	156,250
2004	15.160168	17.860093	17.81%	103,610
2003*	10.000000	15.160168	51.60%	43,116
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.635249	6.35%	154,435
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.608799	13.115558	4.02%	174,477
2011	11.764923	12.608799	7.17%	246,097
2010	10.881912	11.764923	8.11%	234,030
2009*	10.000000	10.881912	8.82%	117,781
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.380137	11.895761	4.53%	1,700,347
2011	11.397306	11.380137	-0.15%	1,503,543
2010	10.961461	11.397306	3.98%	1,713,746
2009*	10.000000	10.961461	9.61%	1,178,163
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.014102	10.839073	8.24%	944,435
2011*	10.000000	10.014102	0.14%	296,488
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	12.423243	14.630110	17.76%	27,077
2011	13.179160	12.423243	-5.74%	30,234
2010	11.656463	13.179160	13.06%	40,399
2009	9.083964	11.656463	28.32%	38,600
2008	14.990773	9.083964	-39.40%	48,155
2007	16.140864	14.990773	-7.13%	58,556
2006	14.086781	16.140864	14.58%	66,135
2005	13.542179	14.086781	4.02%	72,490
2004	12.329674	13.542179	9.83%	56,134
2003*	10.000000	12.329674	23.30%	11,688
119

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	13.337649	16.073335	20.51%	4,201
2011	16.243221	13.337649	-17.89%	7,561
2010	14.934733	16.243221	8.76%	9,282
2009	12.122313	14.934733	23.20%	9,790
2008	21.880176	12.122313	-44.60%	10,486
2007	20.426997	21.880176	7.11%	10,986
2006	16.179193	20.426997	26.25%	11,314
2005	14.587540	16.179193	10.91%	11,716
2004	12.700361	14.587540	14.86%	13,105
2003*	10.000000	12.700361	27.00%	20,884
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.563946	15.315255	12.91%	25,125
2011	16.702690	13.563946	-18.79%	59,480
2010	13.987700	16.702690	19.41%	34,350
2009	8.633740	13.987700	62.01%	22,599
2008	13.871050	8.633740	-37.76%	13,573
2007	13.299138	13.871050	4.30%	17,712
2006	12.759864	13.299138	4.23%	20,882
2005	12.212644	12.759864	4.48%	32,119
2004	11.762739	12.212644	3.82%	28,723
2003*	10.000000	11.762739	17.63%	19,297
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.517684	14.914208	29.49%	463,083
2011	10.555188	11.517684	9.12%	331,862
2010*	10.000000	10.555188	5.55%	21,536
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	12.016435	12.969860	7.93%	196,324
2011	11.532700	12.016435	4.19%	188,957
2010	10.918054	11.532700	5.63%	201,428
2009	10.097843	10.918054	8.12%	227,562
2008	11.408108	10.097843	-11.49%	1,318,153
2007	10.969146	11.408108	4.00%	1,696,298
2006	10.714855	10.969146	2.37%	744,453
2005	10.428901	10.714855	2.74%	167,141
2004	10.137329	10.428901	2.88%	79,594
2003*	10.000000	10.137329	1.37%	5,050
120

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	21.739937	25.330782	16.52%	7,937
2011	20.575707	21.739937	5.66%	8,995
2010	18.967320	20.575707	8.48%	11,366
2009	14.747139	18.967320	28.62%	14,482
2008	17.547321	14.747139	-15.96%	20,854
2007	16.685601	17.547321	5.16%	21,398
2006	15.233456	16.685601	9.53%	25,296
2005	13.742442	15.233456	10.85%	29,845
2004	12.629396	13.742442	8.81%	45,100
2003*	10.000000	12.629396	26.29%	31,015
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.745932	-2.54%	186,196
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.649712	-3.50%	47,559
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.787144	16.833485	6.63%	132,268
2011	16.739917	15.787144	-5.69%	130,506
2010	13.358197	16.739917	25.32%	147,446
2009	8.853008	13.358197	50.89%	85,441
121

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.572259	13.153120	13.66%	0
2011	11.252467	11.572259	2.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.422199	18.860524	14.85%	0
2011	18.536235	16.422199	-11.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.033863	0.34%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.172033	12.671435	4.10%	0
2011	11.234303	12.172033	8.35%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.747728	13.035142	10.96%	0
2011	11.779962	11.747728	-0.27%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.473759	14.054728	12.67%	0
2011	12.974779	12.473759	-3.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.859585	12.642927	6.61%	0
2011	12.693995	11.859585	-6.57%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	16.788611	18.837506	12.20%	0
2011	17.218817	16.788611	-2.50%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	11.994093	13.426758	11.94%	0
2011	12.173360	11.994093	-1.47%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.136208	14.025676	6.77%	0
2011	12.459602	13.136208	5.43%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.327354	10.872320	16.56%	0
2011	11.194175	9.327354	-16.68%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.839793	11.562052	6.66%	0
2011	11.831931	10.839793	-8.39%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.867810	11.530771	6.10%	0
2011	10.990007	10.867810	-1.11%	0
122

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.846778	11.733185	8.17%	0
2011	11.235274	10.846778	-3.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.824364	11.865053	9.61%	0
2011	11.304525	10.824364	-4.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.546180	11.775961	11.66%	0
2011	11.194014	10.546180	-5.79%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.191666	14.409110	1.53%	0
2011	15.440192	14.191666	-8.09%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.904127	13.508471	13.48%	0
2011	12.198016	11.904127	-2.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.788115	13.073741	10.91%	0
2011	12.162126	11.788115	-3.08%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.520448	11.794072	2.38%	0
2011	11.100855	11.520448	3.78%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	19.844670	22.039585	11.06%	0
2011	22.959794	19.844670	-13.57%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.698112	15.985610	16.70%	0
2011	17.092526	13.698112	-19.86%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.480977	11.070831	16.77%	0
2011	11.837489	9.480977	-19.91%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.322123	17.642135	23.18%	0
2011	16.239712	14.322123	-11.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.744163	11.733565	9.21%	0
2011	10.823342	10.744163	-0.73%	0
123

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.444840	14.592909	8.54%	0
2011	13.082056	13.444840	2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	16.732888	19.204228	14.77%	0
2011	17.932650	16.732888	-6.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.401215	9.393180	11.81%	0
2011	8.800710	8.401215	-4.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	13.880387	15.226405	9.70%	0
2011	17.014937	13.880387	-18.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.682174	16.828543	14.62%	0
2011	16.945637	14.682174	-13.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.213487	12.860443	14.69%	0
2011	12.948607	11.213487	-13.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.401047	16.063456	11.54%	0
2011	14.977317	14.401047	-3.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.101766	1.02%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.818407	9.748708	10.55%	0
2011	10.283459	8.818407	-14.25%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.813839	12.855326	18.88%	0
2011	11.255885	10.813839	-3.93%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.529571	-4.70%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.840633	-1.59%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.623018	-3.77%	0
124

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.110518	12.836378	15.53%	0
2011	12.349342	11.110518	-10.03%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.687055	6.87%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.948703	-0.51%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	13.832489	15.203191	9.91%	0
2011	14.075947	13.832489	-1.73%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.355071	17.236643	20.07%	0
2011	15.910275	14.355071	-9.77%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.840267	-1.60%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.268059	24.432469	9.72%	0
2011	33.945693	22.268059	-34.40%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.823746	13.374610	13.12%	0
2011	12.149961	11.823746	-2.68%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.106769	1.07%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.642645	15.326175	12.34%	0
2011	14.136907	13.642645	-3.50%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.116572	11.369796	12.39%	0
2011	10.623047	10.116572	-4.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.972790	9.897219	10.30%	0
2011*	10.000000	8.972790	-10.27%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.140838	14.579411	10.95%	0
2011	13.487804	13.140838	-2.57%	0
125

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.211825	10.333789	12.18%	0
2011	9.413537	9.211825	-2.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.314426	10.495688	1.76%	0
2011	10.062028	10.314426	2.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.124419	10.799245	18.36%	0
2011	10.377056	9.124419	-12.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.486335	9.658598	13.81%	0
2011	9.183315	8.486335	-7.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.517865	8.531634	13.48%	0
2011	7.931212	7.517865	-5.21%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.500921	14.993409	11.05%	0
2011	13.412542	13.500921	0.66%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.072642	13.424971	11.20%	0
2011	11.994815	12.072642	0.65%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.009938	13.758441	14.56%	0
2011	12.711107	12.009938	-5.52%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.173767	8.125299	13.26%	0
2011	8.375305	7.173767	-14.35%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.650626	9.340799	7.98%	0
2011	9.223459	8.650626	-6.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.959725	8.962878	12.60%	0
2011	8.769046	7.959725	-9.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.307529	10.021027	7.67%	0
2011	9.730598	9.307529	-4.35%	0
126

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.732517	9.620518	10.17%	0
2011	9.328311	8.732517	-6.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.997996	10.419126	4.21%	0
2011	10.168289	9.997996	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.024550	9.830904	8.94%	0
2011	9.530159	9.024550	-5.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.414537	9.347149	11.08%	0
2011	9.104057	8.414537	-7.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.563919	10.202757	6.68%	0
2011	9.890854	9.563919	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.912604	11.370583	4.20%	0
2011	10.594016	10.912604	3.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.833186	12.287936	3.84%	0
2011	11.508407	11.833186	2.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	23.844596	27.043150	13.41%	0
2011	31.773961	23.844596	-24.96%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.172456	17.196921	13.34%	0
2011	20.216565	15.172456	-24.95%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.287080	11.276444	-0.09%	0
2011	10.853663	11.287080	3.99%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.472936	7.230571	11.70%	0
2011	7.418081	6.472936	-12.74%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.892224	7.898414	14.60%	0
2011	8.156923	6.892224	-15.50%	0
127

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.205631	14.837917	12.36%	0
2011	14.177701	13.205631	-6.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.874114	12.591560	6.04%	0
2011	12.139422	11.874114	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.471826	13.571678	8.82%	0
2011	12.984872	12.471826	-3.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.965866	11.180794	1.96%	0
2011	10.987929	10.965866	-0.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.322168	13.237023	7.42%	0
2011	12.714116	12.322168	-3.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.973246	14.307265	10.28%	0
2011	13.671308	12.973246	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.791003	12.349536	4.74%	0
2011	11.915311	11.791003	-1.04%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.702643	14.582959	14.80%	0
2011	13.436685	12.702643	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.536017	18.831589	13.88%	0
2011	17.500539	16.536017	-5.51%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.831285	8.561207	-3.06%	0
2011	9.108327	8.831285	-3.04%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.655088	12.682874	8.82%	0
2011	11.388913	11.655088	2.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.653180	8.570752	11.99%	0
2011	8.734120	7.653180	-12.38%	0
128

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	10.996315	12.477550	13.47%	0
2011	13.569168	10.996315	-18.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.881676	8.935606	13.37%	0
2011	9.724163	7.881676	-18.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.198475	9.230692	12.59%	0
2011	8.738329	8.198475	-6.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.644729	8.714752	14.00%	0
2011	8.396357	7.644729	-8.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.569775	9.524438	11.14%	0
2011	9.250616	8.569775	-7.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.197046	10.373270	12.79%	0
2011	9.711268	9.197046	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.177196	12.254205	9.64%	0
2011	11.628297	11.177196	-3.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.198541	17.725756	16.63%	0
2011	16.579986	15.198541	-8.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.293701	17.083758	11.70%	0
2011	16.745736	15.293701	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.111402	12.263337	10.37%	0
2011	11.417078	11.111402	-2.68%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.042564	10.132104	12.05%	0
2011	8.787000	9.042564	2.91%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.864136	9.899460	0.36%	0
2011	10.043242	9.864136	-1.78%	0
129

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.177163	12.955429	15.91%	0
2011	13.164268	11.177163	-15.09%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.928979	9.054568	1.41%	0
2011	9.182582	8.928979	-2.76%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.322644	10.889835	5.49%	0
2011	10.760864	10.322644	-4.07%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.280078	14.287610	7.59%	0
2011	14.132386	13.280078	-6.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.475920	13.456504	17.26%	0
2011	12.934943	11.475920	-11.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.219825	19.018403	17.25%	0
2011	18.288850	16.219825	-11.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.119092	1.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.682310	13.206306	13.05%	0
2011	12.087092	11.682310	-3.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	15.950794	18.195616	14.07%	0
2011	16.853247	15.950794	-5.35%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.498583	4.99%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.973041	12.214210	2.01%	0
2011	11.390053	11.973041	5.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.806338	11.078266	2.52%	0
2011	11.034145	10.806338	-2.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.886072	10.494265	6.15%	0
2011*	10.000000	9.886072	-1.14%	0
130

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.499776	12.126778	15.50%	0
2011	11.356594	10.499776	-7.54%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.272397	13.322836	18.19%	0
2011	13.997038	11.272397	-19.47%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.463926	12.694740	10.74%	0
2011	14.393142	11.463926	-20.35%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.152372	14.163131	27.00%	0
2011	10.420234	11.152372	7.03%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.156376	10.751000	5.85%	0
2011	9.937985	10.156376	2.20%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.257478	20.863362	14.27%	0
2011	17.617459	18.257478	3.63%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.620077	-3.80%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.525583	-4.74%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.748118	14.376800	4.57%	0
2011	14.863063	13.748118	-7.50%	0
131

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
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•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
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A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The
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maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
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Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as Enhanced CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently withdraws the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
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Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
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If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
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(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's
141

surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
142

•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
143

The Best of America® America's FUTURE Annuity® II
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2012. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	15.239557	17.661595	15.89%	48,848
2011	14.534214	15.239557	4.85%	56,562
2010	13.034889	14.534214	11.50%	62,308
2009	10.956904	13.034889	18.97%	64,791
2008	18.690560	10.956904	-41.38%	99,009
2007	18.032753	18.690560	3.65%	124,086
2006	15.593547	18.032753	15.64%	145,120
2005	15.081312	15.593547	3.40%	156,820
2004	13.717395	15.081312	9.94%	164,029
2003*	10.000000	13.717395	37.17%	101,964
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	21.097393	24.705828	17.10%	129,980
2011	23.356111	21.097393	-9.67%	154,676
2010	18.664793	23.356111	25.13%	161,956
2009	13.235829	18.664793	41.02%	116,635
2008	20.839679	13.235829	-36.49%	69,782
2007	20.766243	20.839679	0.35%	40,716
2006	18.394800	20.766243	12.89%	39,881
2005	17.450976	18.394800	5.41%	45,154
2004	14.826000	17.450976	17.71%	44,343
2003*	10.000000	14.826000	48.26%	24,182
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.164498	1.64%	1,271

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.494173	15.385268	6.15%	1,552,332
2011	13.121239	14.494173	10.46%	1,575,565
2010	12.627445	13.121239	3.91%	1,583,998
2009	11.590410	12.627445	8.95%	1,482,196
2008	11.914534	11.590410	-2.72%	1,114,857
2007	11.008718	11.914534	8.23%	635,444
2006	10.962430	11.008718	0.42%	643,393
2005	10.918983	10.962430	0.40%	590,851
2004	10.439405	10.918983	4.59%	408,800
2003*	10.000000	10.439405	4.39%	96,256
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	15.158178	17.149681	13.14%	44,474
2011	14.908262	15.158178	1.68%	58,958
2010	13.245674	14.908262	12.55%	72,705
2009	11.377543	13.245674	16.42%	74,707
2008	17.634281	11.377543	-35.48%	90,677
2007	17.918223	17.634281	-1.58%	99,805
2006	15.517116	17.918223	15.47%	120,140
2005	15.018694	15.517116	3.32%	131,582
2004	13.496328	15.018694	11.28%	133,785
2003*	10.000000	13.496328	34.96%	81,948
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	14.196027	16.309491	14.89%	470,675
2011	14.482922	14.196027	-1.98%	447,935
2010	12.314461	14.482922	17.61%	495,196
2009	9.597456	12.314461	28.31%	416,284
2008	12.861436	9.597456	-25.38%	332,326
2007	13.335329	12.861436	-3.55%	295,694
2006	11.220590	13.335329	18.85%	195,054
2005*	10.000000	11.220590	12.21%	61,314
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.489067	13.575527	8.70%	362,689
2011	13.111331	12.489067	-4.75%	358,880
2010	12.084265	13.111331	8.50%	306,142
2009*	10.000000	12.084265	20.84%	88,039
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	21.609807	24.723264	14.41%	357,143
2011	21.738352	21.609807	-0.59%	405,770
2010	17.477229	21.738352	24.38%	434,664
2009	14.141452	17.477229	23.59%	324,553
2008	20.707767	14.141452	-31.71%	311,346
2007	21.088094	20.707767	-1.80%	305,465
2006	18.645717	21.088094	13.10%	299,623
2005	17.589721	18.645717	6.00%	261,618
2004	14.599264	17.589721	20.48%	205,644
2003*	10.000000	14.599264	45.99%	84,131

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.583821	17.787890	14.14%	1,144,606
2011	15.513376	15.583821	0.45%	1,310,315
2010	13.701928	15.513376	13.22%	1,516,601
2009	10.997151	13.701928	24.60%	1,486,651
2008	17.749446	10.997151	-38.04%	1,330,457
2007	17.103366	17.749446	3.78%	1,423,763
2006	15.018123	17.103366	13.88%	1,348,855
2005	14.547372	15.018123	3.24%	1,161,368
2004	13.336012	14.547372	9.08%	969,281
2003*	10.000000	13.336012	33.36%	332,503
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.861989	18.357321	8.87%	578,711
2011	15.686839	16.861989	7.49%	451,833
2010	13.793989	15.686839	13.72%	300,171
2009	11.416659	13.793989	20.82%	221,765
2008	16.434209	11.416659	-30.53%	212,268
2007	15.560255	16.434209	5.62%	200,944
2006	13.545393	15.560255	14.87%	239,915
2005	13.160630	13.545393	2.92%	289,432
2004	12.704382	13.160630	3.59%	249,005
2003*	10.000000	12.704382	27.04%	60,268
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.933275	14.183132	18.85%	33,034
2011	14.046592	11.933275	-15.05%	44,413
2010	10.862462	14.046592	29.31%	50,974
2009	8.737661	10.862462	24.32%	55,788
2008	14.204831	8.737661	-38.49%	55,371
2007	16.198118	14.204831	-12.31%	61,073
2006	15.828751	16.198118	2.33%	64,050
2005	15.169524	15.828751	4.35%	70,047
2004	13.819561	15.169524	9.77%	73,052
2003*	10.000000	13.819561	38.20%	25,456
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.936178	15.156791	8.76%	15,275
2011	14.919895	13.936178	-6.59%	24,009
2010	13.356052	14.919895	11.71%	23,987
2009	11.928954	13.356052	11.96%	17,845
2008	17.158258	11.928954	-30.48%	18,817
2007	15.832465	17.158258	8.37%	23,108
2006	13.833020	15.832465	14.45%	27,918
2005	13.760220	13.833020	0.53%	31,051
2004	12.996293	13.760220	5.88%	31,363
2003*	10.000000	12.996293	29.96%	14,823

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	13.103008	14.175452	8.18%	410,905
2011	12.996350	13.103008	0.82%	451,457
2010	12.141918	12.996350	7.04%	495,513
2009	10.222693	12.141918	18.77%	510,951
2008	11.186532	10.222693	-8.62%	575,447
2007	10.764091	11.186532	3.92%	623,061
2006	10.478252	10.764091	2.73%	596,446
2005	10.496221	10.478252	-0.17%	708,118
2004	10.277156	10.496221	2.13%	594,134
2003*	10.000000	10.277156	2.77%	288,900
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.344227	13.615311	10.30%	658,823
2011	12.541130	12.344227	-1.57%	647,278
2010	11.272730	12.541130	11.25%	643,863
2009	9.200014	11.272730	22.53%	367,948
2008	12.437405	9.200014	-26.03%	294,231
2007	11.605434	12.437405	7.17%	227,996
2006	10.713685	11.605434	8.32%	70,524
2005*	10.000000	10.713685	7.14%	26,890
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.318852	13.768453	11.77%	1,999,929
2011	12.618539	12.318852	-2.37%	1,908,281
2010	11.165396	12.618539	13.01%	1,883,770
2009	8.786820	11.165396	27.07%	1,122,235
2008	13.227994	8.786820	-33.57%	655,484
2007	12.169729	13.227994	8.70%	382,153
2006	11.020914	12.169729	10.42%	103,174
2005*	10.000000	11.020914	10.21%	36,018
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	12.002448	13.665277	13.85%	146,534
2011	12.495314	12.002448	-3.94%	114,401
2010	10.907377	12.495314	14.56%	121,464
2009	8.411623	10.907377	29.67%	98,093
2008	13.763321	8.411623	-38.88%	86,398
2007	12.535369	13.763321	9.80%	109,955
2006	11.229430	12.535369	11.63%	104,553
2005*	10.000000	11.229430	12.29%	86,944
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	16.151935	16.721636	3.53%	661,106
2011	17.235639	16.151935	-6.29%	718,439
2010	14.632820	17.235639	17.79%	628,594
2009	10.030983	14.632820	45.88%	633,937
2008	22.256534	10.030983	-54.93%	677,213
2007	15.460332	22.256534	43.96%	617,637
2006	13.411310	15.460332	15.28%	420,020
2005*	10.000000	13.411310	34.11%	193,188

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	15.360050	17.772487	15.71%	1,156,778
2011	15.437284	15.360050	-0.50%	1,310,620
2010	13.589574	15.437284	13.60%	1,417,237
2009	10.584588	13.589574	28.39%	1,382,052
2008	18.724223	10.584588	-43.47%	1,414,942
2007	18.705230	18.724223	0.10%	1,523,613
2006	15.777855	18.705230	18.55%	1,452,988
2005	15.118716	15.777855	4.36%	1,288,092
2004	13.749992	15.118716	9.95%	1,006,068
2003*	10.000000	13.749992	37.50%	319,464
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.528478	17.560229	13.08%	500,563
2011	15.713867	15.528478	-1.18%	553,002
2010	12.834093	15.713867	22.44%	568,984
2009	10.146051	12.834093	26.49%	560,531
2008	19.479922	10.146051	-47.92%	571,024
2007	15.559606	19.479922	25.20%	562,001
2006	14.769421	15.559606	5.35%	489,828
2005	14.161509	14.769421	4.29%	468,492
2004	13.892476	14.161509	1.94%	430,073
2003*	10.000000	13.892476	38.92%	133,332
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.912926	14.523213	4.39%	2,594,965
2011	13.149276	13.912926	5.81%	2,758,095
2010	12.368667	13.149276	6.31%	3,182,914
2009	10.836274	12.368667	14.14%	4,271,065
2008	11.355411	10.836274	-4.57%	3,625,195
2007	11.037441	11.355411	2.88%	3,269,397
2006	10.721986	11.037441	2.94%	1,779,854
2005	10.644691	10.721986	0.73%	1,036,325
2004	10.335483	10.644691	2.99%	651,511
2003*	10.000000	10.335483	3.35%	176,651
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	24.189033	27.392178	13.24%	1,016,130
2011	27.448841	24.189033	-11.88%	1,232,684
2010	21.597277	27.448841	27.09%	1,308,288
2009	15.633776	21.597277	38.14%	1,242,911
2008	26.188192	15.633776	-40.30%	1,163,105
2007	22.971128	26.188192	14.00%	1,180,821
2006	20.673509	22.971128	11.11%	1,029,551
2005	17.720724	20.673509	16.66%	868,183
2004	14.380974	17.720724	23.22%	478,654
2003*	10.000000	14.380974	43.81%	107,627

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	16.559384	19.704173	18.99%	27,916
2011	20.265788	16.559384	-18.29%	31,762
2010	18.170300	20.265788	11.53%	50,161
2009	14.563164	18.170300	24.77%	51,742
2008	26.289867	14.563164	-44.61%	85,194
2007	22.722492	26.289867	15.70%	96,312
2006	19.517361	22.722492	16.42%	113,764
2005	16.621745	19.517361	17.42%	122,563
2004	14.839398	16.621745	12.01%	148,401
2003*	10.000000	14.839398	48.39%	92,885
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.001017	13.098002	19.06%	526,600
2011	13.471412	11.001017	-18.34%	608,880
2010	12.078842	13.471412	11.53%	615,883
2009	9.682539	12.078842	24.75%	596,721
2008	17.474744	9.682539	-44.59%	623,379
2007	15.102611	17.474744	15.71%	624,804
2006	12.967855	15.102611	16.46%	587,767
2005	11.047743	12.967855	17.38%	499,372
2004*	10.000000	11.047743	10.48%	270,416
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	19.092565	23.980303	25.60%	70,187
2011	21.233217	19.092565	-10.08%	85,930
2010	17.002078	21.233217	24.89%	104,596
2009	10.944702	17.002078	55.35%	104,465
2008	22.729091	10.944702	-51.85%	118,777
2007	21.808314	22.729091	4.22%	146,166
2006	19.017044	21.808314	14.68%	170,881
2005	18.781893	19.017044	1.25%	171,869
2004	16.690522	18.781893	12.53%	187,641
2003*	10.000000	16.690522	66.91%	59,172
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.992969	13.354649	11.35%	817,735
2011	11.849673	11.992969	1.21%	875,435
2010	10.639189	11.849673	11.38%	954,042
2009	7.937530	10.639189	34.04%	839,921
2008	11.415294	7.937530	-30.47%	877,579
2007	11.130667	11.415294	2.56%	840,340
2006*	10.000000	11.130667	11.31%	256,319

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	17.248603	19.089239	10.67%	396,779
2011	16.461351	17.248603	4.78%	453,722
2010	13.803199	16.461351	19.26%	522,634
2009	11.899829	13.803199	15.99%	487,878
2008	16.513537	11.899829	-27.94%	587,615
2007	17.168132	16.513537	-3.81%	713,100
2006	14.828269	17.168132	15.78%	821,135
2005	14.503361	14.828269	2.24%	832,100
2004	13.218232	14.503361	9.72%	699,061
2003*	10.000000	13.218232	32.18%	193,813
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	21.612003	25.291090	17.02%	509,560
2011	22.717145	21.612003	-4.86%	602,046
2010	17.922968	22.717145	26.75%	695,914
2009	14.038386	17.922968	27.67%	971,445
2008	21.202291	14.038386	-33.79%	426,232
2007	21.973252	21.202291	-3.51%	425,377
2006	19.001500	21.973252	15.64%	379,010
2005	17.672605	19.001500	7.52%	320,450
2004	14.447416	17.672605	22.32%	175,554
2003*	10.000000	14.447416	44.47%	39,026
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.020633	10.283833	14.00%	55,850
2011	9.268258	9.020633	-2.67%	65,394
2010	8.504046	9.268258	8.99%	72,394
2009	6.604890	8.504046	28.75%	51,583
2008*	10.000000	6.604890	-33.95%	12,930
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.796775	17.669079	11.85%	210,784
2011	18.992316	15.796775	-16.83%	226,895
2010	16.349715	18.992316	16.16%	251,136
2009	9.580883	16.349715	70.65%	244,305
2008	20.479456	9.580883	-53.22%	282,048
2007	16.098968	20.479456	27.21%	328,443
2006	12.706625	16.098968	26.70%	198,687
2005*	10.000000	12.706625	27.07%	85,210

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	18.241701	21.319111	16.87%	28,111
2011	20.649570	18.241701	-11.66%	32,248
2010	19.269721	20.649570	7.16%	50,572
2009	14.224700	19.269721	35.47%	49,384
2008	24.136152	14.224700	-41.06%	58,168
2007	21.149341	24.136152	14.12%	73,308
2006	17.616721	21.149341	20.05%	82,138
2005	16.176154	17.616721	8.91%	97,493
2004	13.806194	16.176154	17.17%	110,116
2003*	10.000000	13.806194	38.06%	61,646
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	13.010900	15.214929	16.94%	587,885
2011	14.735603	13.010900	-11.70%	658,767
2010	13.750921	14.735603	7.16%	712,216
2009	10.139330	13.750921	35.62%	806,664
2008	17.208279	10.139330	-41.08%	2,137,640
2007	15.080228	17.208279	14.11%	1,414,038
2006	12.559684	15.080228	20.07%	832,198
2005	11.536447	12.559684	8.87%	358,393
2004*	10.000000	11.536447	15.36%	147,886
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.388673	18.639638	13.73%	818,418
2011	16.717648	16.388673	-1.97%	912,679
2010	14.785942	16.717648	13.06%	890,990
2009	12.602913	14.785942	17.32%	696,358
2008	12.004450	12.602913	4.99%	766,523
2007	10.938098	12.004450	9.75%	539,482
2006	9.805659	10.938098	11.55%	247,672
2005*	10.000000	9.805659	-1.94%	66,770
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.233283	2.33%	2
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	9.019786	10.167202	12.72%	35,051
2011	10.316321	9.019786	-12.57%	16,514
2010*	10.000000	10.316321	3.16%	8
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.060501	13.406784	21.21%	57,066
2011	11.291768	11.060501	-2.05%	40,744
2010*	10.000000	11.291768	12.92%	7
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.655742	-3.44%	78,504
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.968791	-0.31%	3,575

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.750436	-2.50%	213,279
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.700313	13.783255	17.80%	481,697
2011	12.755306	11.700313	-8.27%	545,519
2010	11.873555	12.755306	7.43%	466,256
2009*	10.000000	11.873555	18.74%	258,224
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.826150	8.26%	245,569
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.078253	0.78%	24,062
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	17.294055	19.381125	12.07%	63,222
2011	17.260958	17.294055	0.19%	69,908
2010	16.150346	17.260958	6.88%	121,477
2009	13.009955	16.150346	24.14%	103,263
2008	15.679494	13.009955	-17.03%	103,905
2007	14.383232	15.679494	9.01%	103,316
2006	13.177656	14.383232	9.15%	121,807
2005	12.381972	13.177656	6.43%	133,233
2004	11.566752	12.381972	7.05%	136,098
2003*	10.000000	11.566752	15.67%	65,621
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	18.182690	22.261226	22.43%	568,090
2011	19.765890	18.182690	-8.01%	623,751
2010	18.778978	19.765890	5.26%	690,654
2009	13.010568	18.778978	44.34%	589,984
2008	23.634716	13.010568	-44.95%	428,840
2007	17.499988	23.634716	35.06%	228,496
2006	16.224004	17.499988	7.86%	87,928
2005	14.581300	16.224004	11.27%	74,728
2004	12.504147	14.581300	16.61%	72,444
2003*	10.000000	12.504147	25.04%	41,889
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.970499	-0.30%	62,689

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	28.009135	31.335568	11.88%	302,567
2011	41.876759	28.009135	-33.12%	16,036
2010	33.886132	41.876759	23.58%	17,527
2009	19.143301	33.886132	77.01%	18,424
2008	40.540238	19.143301	-52.78%	21,619
2007	32.037740	40.540238	26.54%	22,982
2006	22.102874	32.037740	44.95%	23,384
2005	16.946477	22.102874	30.43%	30,077
2004	14.444423	16.946477	17.32%	33,289
2003*	10.000000	14.444423	44.44%	24,758
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	15.413939	17.778149	15.34%	58,199
2011	15.535406	15.413939	-0.78%	54,975
2010	14.013209	15.535406	10.86%	81,915
2009	10.191716	14.013209	37.50%	84,789
2008	16.360596	10.191716	-37.71%	90,020
2007	14.908348	16.360596	9.74%	103,225
2006	14.054703	14.908348	6.07%	132,889
2005	13.641189	14.054703	3.03%	166,557
2004	12.662180	13.641189	7.73%	139,008
2003*	10.000000	12.662180	26.62%	28,924
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.238380	2.38%	10,724
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	17.328416	19.849130	14.55%	1,309,192
2011	17.611740	17.328416	-1.61%	1,490,874
2010	16.019700	17.611740	9.94%	1,582,517
2009	13.234707	16.019700	21.04%	1,837,767
2008	19.906881	13.234707	-33.52%	606,737
2007	18.718319	19.906881	6.35%	466,946
2006	15.713331	18.718319	19.12%	320,410
2005	14.930108	15.713331	5.25%	165,952
2004	13.153700	14.930108	13.51%	86,111
2003*	10.000000	13.153700	31.54%	25,072
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.447976	11.972877	14.60%	334,725
2011	10.760516	10.447976	-2.90%	217,738
2010*	10.000000	10.760516	7.61%	95,655
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.089118	10.222431	12.47%	135,399
2011*	10.000000	9.089118	-9.11%	62,582

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.838196	15.654684	13.13%	1,109,873
2011	13.931081	13.838196	-0.67%	1,292,051
2010	12.455035	13.931081	11.85%	1,488,082
2009*	10.000000	12.455035	24.55%	43,137
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.282856	11.761815	14.38%	14,222,572
2011	10.306485	10.282856	-0.23%	14,563,960
2010	9.307778	10.306485	10.73%	15,080,901
2009	7.629628	9.307778	22.00%	12,369,142
2008	10.991163	7.629628	-30.58%	6,702,114
2007	10.476339	10.991163	4.91%	3,950,919
2006*	10.000000	10.476339	4.76%	1,564,890
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.513086	11.945598	3.76%	4,172,460
2011	11.016128	11.513086	4.51%	4,125,960
2010	10.514432	11.016128	4.77%	4,472,768
2009	9.484428	10.514432	10.86%	3,424,459
2008	10.645730	9.484428	-10.91%	1,628,685
2007	10.458382	10.645730	1.79%	827,288
2006*	10.000000	10.458382	4.58%	268,429
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.185364	12.291636	20.68%	944,471
2011	11.361285	10.185364	-10.35%	1,043,205
2010	10.326441	11.361285	10.02%	1,065,331
2009	7.377345	10.326441	39.98%	973,447
2008	12.162544	7.377345	-39.34%	739,115
2007	10.759272	12.162544	13.04%	528,205
2006*	10.000000	10.759272	7.59%	257,005
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.473308	10.993629	16.05%	1,679,007
2011	10.054668	9.473308	-5.78%	1,908,443
2010	8.605881	10.054668	16.83%	1,975,564
2009	6.273149	8.605881	37.19%	1,810,590
2008	11.375941	6.273149	-44.86%	1,485,640
2007	10.285224	11.375941	10.60%	1,028,580
2006*	10.000000	10.285224	2.85%	434,227
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.230825	9.524179	15.71%	4,950,337
2011	8.516788	8.230825	-3.36%	5,320,064
2010	7.763734	8.516788	9.70%	5,481,282
2009	6.009658	7.763734	29.19%	3,919,920
2008	9.816107	6.009658	-38.78%	1,442,019
2007*	10.000000	9.816107	-1.84%	212,179

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.326410	19.619773	13.24%	56,276
2011	16.882971	17.326410	2.63%	71,492
2010	15.093811	16.882971	11.85%	83,611
2009	10.458553	15.093811	44.32%	96,065
2008	14.692698	10.458553	-28.82%	117,694
2007	14.412770	14.692698	1.94%	149,392
2006	13.182227	14.412770	9.33%	199,272
2005	13.025117	13.182227	1.21%	272,035
2004	11.968242	13.025117	8.83%	361,045
2003*	10.000000	11.968242	19.68%	155,096
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.738841	15.577916	13.39%	1,037,035
2011	13.388591	13.738841	2.62%	1,422,869
2010	11.969129	13.388591	11.86%	1,688,513
2009	8.288832	11.969129	44.40%	1,199,490
2008	11.662156	8.288832	-28.93%	824,757
2007	11.436266	11.662156	1.98%	805,730
2006	10.460288	11.436266	9.33%	564,699
2005*	10.000000	10.460288	4.60%	291,953
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	15.470175	18.070541	16.81%	493,848
2011	16.059186	15.470175	-3.67%	566,784
2010	14.072345	16.059186	14.12%	586,924
2009	11.098645	14.072345	26.79%	555,118
2008	17.884339	11.098645	-37.94%	641,972
2007	18.577828	17.884339	-3.73%	1,386,846
2006	16.262888	18.577828	14.23%	824,740
2005	15.826204	16.262888	2.76%	264,404
2004	13.674044	15.826204	15.74%	159,001
2003*	10.000000	13.674044	36.74%	61,312
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.703104	8.896205	15.49%	117,971
2011	8.820667	7.703104	-12.67%	140,089
2010	7.733391	8.820667	14.06%	147,759
2009	5.114540	7.733391	51.20%	113,514
2008*	10.000000	5.114540	-48.85%	6,982
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.288702	10.226827	10.10%	1,155,740
2011	9.713768	9.288702	-4.38%	1,252,155
2010	7.952881	9.713768	22.14%	1,369,638
2009	6.128884	7.952881	29.76%	2,674,500
2008*	10.000000	6.128884	-38.71%	3,127,326

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.546808	9.812976	14.81%	504,101
2011	9.235097	8.546808	-7.45%	502,783
2010	8.127013	9.235097	13.63%	455,211
2009	6.363626	8.127013	27.71%	204,984
2008*	10.000000	6.363626	-36.36%	97,152
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.993661	10.971118	9.78%	3,192,776
2011	10.247522	9.993661	-2.48%	3,413,660
2010	9.389621	10.247522	9.14%	3,509,183
2009	7.927537	9.389621	18.44%	1,765,210
2008*	10.000000	7.927537	-20.72%	378,240
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.376385	10.532766	12.33%	8,804,016
2011	9.823944	9.376385	-4.56%	8,997,733
2010	8.842676	9.823944	11.10%	8,885,708
2009	7.204634	8.842676	22.74%	4,659,340
2008*	10.000000	7.204634	-27.95%	781,370
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.734806	11.406770	6.26%	2,556,635
2011	10.708329	10.734806	0.25%	2,439,564
2010	10.143105	10.708329	5.57%	2,349,184
2009	9.078992	10.143105	11.72%	1,730,306
2008*	10.000000	9.078992	-9.21%	406,041
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.689863	10.762993	11.07%	9,080,539
2011	10.036480	9.689863	-3.45%	9,353,862
2010	9.116587	10.036480	10.09%	8,919,553
2009	7.562819	9.116587	20.54%	4,598,715
2008*	10.000000	7.562819	-24.37%	1,248,891
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.035018	10.233532	13.27%	4,589,067
2011	9.587811	9.035018	-5.77%	4,816,555
2010	8.559890	9.587811	12.01%	5,224,605
2009	6.841204	8.559890	25.12%	3,460,479
2008*	10.000000	6.841204	-31.59%	2,121,221
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.268845	11.169980	8.78%	2,127,340
2011	10.416230	10.268845	-1.41%	2,373,387
2010	9.664334	10.416230	7.78%	2,419,793
2009	8.307908	9.664334	16.33%	1,274,715
2008*	10.000000	8.307908	-16.92%	432,736

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.716609	12.448172	6.24%	658,906
2011	11.156576	11.716609	5.02%	652,268
2010	10.569931	11.156576	5.55%	755,531
2009	9.846940	10.569931	7.34%	1,185,400
2008*	10.000000	9.846940	-1.53%	45,420
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.704929	13.452380	5.88%	150,333
2011	12.119428	12.704929	4.83%	140,762
2010	11.340265	12.119428	6.87%	129,342
2009	9.852755	11.340265	15.10%	80,342
2008*	10.000000	9.852755	-1.47%	21,244
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	29.646544	34.283888	15.64%	9,709
2011	38.746446	29.646544	-23.49%	11,146
2010	33.815985	38.746446	14.58%	13,488
2009	20.975923	33.815985	61.21%	15,423
2008	50.440300	20.975923	-58.41%	23,197
2007	35.146754	50.440300	43.51%	39,578
2006	26.082562	35.146754	34.75%	47,163
2005	19.938759	26.082562	30.81%	65,312
2004	16.747920	19.938759	19.05%	71,796
2003*	10.000000	16.747920	67.48%	40,038
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.604516	20.345440	15.57%	382,171
2011	23.006594	17.604516	-23.48%	531,784
2010	20.083189	23.006594	14.56%	634,627
2009	12.457530	20.083189	61.21%	651,771
2008	29.909118	12.457530	-58.35%	604,909
2007	20.803597	29.909118	43.77%	763,480
2006	15.411174	20.803597	34.99%	536,439
2005	11.767045	15.411174	30.97%	385,207
2004*	10.000000	11.767045	17.67%	124,672
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.512438	13.764967	1.87%	2,368,385
2011	12.744590	13.512438	6.02%	2,639,989
2010	12.304475	12.744590	3.58%	3,049,932
2009	12.121741	12.304475	1.51%	4,369,489
2008	11.383970	12.121741	6.48%	4,728,497
2007	10.747750	11.383970	5.92%	3,503,328
2006	10.520907	10.747750	2.16%	2,231,883
2005	10.306612	10.520907	2.08%	1,334,956
2004	10.097116	10.306612	2.07%	712,630
2003*	10.000000	10.097116	0.97%	329,385

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.950462	7.916447	13.90%	335,316
2011	7.812388	6.950462	-11.03%	367,870
2010	6.993821	7.812388	11.70%	332,995
2009	5.465521	6.993821	27.96%	295,905
2008*	10.000000	5.465521	-45.34%	70,617
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.694006	8.990410	16.85%	344,673
2011	8.930901	7.694006	-13.85%	327,256
2010	8.412370	8.930901	6.16%	328,990
2009	6.617105	8.412370	27.13%	275,225
2008	11.762888	6.617105	-43.75%	114,955
2007	10.879072	11.762888	8.12%	97,679
2006*	10.000000	10.879072	8.79%	33,395
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.938944	19.406489	14.57%	687,291
2011	17.836829	16.938944	-5.03%	661,280
2010	15.741444	17.836829	13.31%	734,918
2009	12.518763	15.741444	25.74%	757,204
2008	20.052686	12.518763	-37.57%	779,214
2007	19.146442	20.052686	4.73%	792,261
2006	16.572991	19.146442	15.53%	715,041
2005	15.533235	16.572991	6.69%	515,861
2004	13.780963	15.533235	12.72%	336,284
2003*	10.000000	13.780963	37.81%	123,566
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.504317	13.520328	8.13%	801,775
2011	12.538559	12.504317	-0.27%	761,819
2010	11.550746	12.538559	8.55%	736,697
2009*	10.000000	11.550746	15.51%	200,244
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.133714	14.572666	10.96%	2,026,074
2011	13.411681	13.133714	-2.07%	2,008,310
2010	12.110672	13.411681	10.74%	1,858,112
2009*	10.000000	12.110672	21.11%	864,519
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.282450	13.808862	3.96%	2,284,133
2011	13.054060	13.282450	1.75%	2,257,480
2010	12.471040	13.054060	4.67%	2,347,436
2009	11.565462	12.471040	7.83%	1,799,805
2008	12.449849	11.565462	-7.10%	1,274,549
2007	11.952305	12.449849	4.16%	803,008
2006	11.388958	11.952305	4.95%	705,204
2005	11.152306	11.388958	2.12%	694,486
2004	10.780499	11.152306	3.45%	655,198
2003*	10.000000	10.780499	7.80%	149,166

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	15.403616	16.872314	9.53%	7,830,710
2011	15.588745	15.403616	-1.19%	8,221,034
2010	14.218297	15.588745	9.64%	8,390,680
2009	12.073397	14.218297	17.77%	7,368,184
2008	15.902704	12.073397	-24.08%	6,065,283
2007	15.226962	15.902704	4.44%	5,727,126
2006	13.833145	15.226962	10.08%	4,770,625
2005	13.283730	13.833145	4.14%	3,462,681
2004	12.268354	13.283730	8.28%	2,513,843
2003*	10.000000	12.268354	22.68%	573,509
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	16.435137	18.481146	12.45%	6,583,833
2011	16.987195	16.435137	-3.25%	6,766,756
2010	15.230066	16.987195	11.54%	7,086,774
2009	12.385996	15.230066	22.96%	6,245,621
2008	18.263302	12.385996	-32.18%	6,151,367
2007	17.406379	18.263302	4.92%	5,268,304
2006	15.372992	17.406379	13.23%	3,539,345
2005	14.524167	15.372992	5.84%	1,906,531
2004	13.107980	14.524167	10.80%	1,173,760
2003*	10.000000	13.107980	31.08%	283,228
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.521734	15.508419	6.79%	2,740,676
2011	14.393460	14.521734	0.89%	2,715,769
2010	13.418114	14.393460	7.27%	2,900,993
2009	11.848856	13.418114	13.24%	2,731,905
2008	14.109371	11.848856	-16.02%	2,573,395
2007	13.484310	14.109371	4.64%	2,439,953
2006	12.581077	13.484310	7.18%	2,233,929
2005	12.180624	12.581077	3.29%	1,646,247
2004	11.499098	12.180624	5.93%	1,146,257
2003*	10.000000	11.499098	14.99%	354,433
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.376674	15.658311	17.06%	2,379,329
2011	13.878241	13.376674	-3.61%	2,810,026
2010	12.937743	13.878241	7.27%	3,457,544
2009*	10.000000	12.937743	29.38%	24,883

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	21.471749	24.932794	16.12%	391,977
2011	22.288107	21.471749	-3.66%	439,833
2010	17.866024	22.288107	24.75%	449,208
2009	13.216175	17.866024	35.18%	460,683
2008	21.043186	13.216175	-37.19%	442,381
2007	19.793057	21.043186	6.32%	473,365
2006	18.220786	19.793057	8.63%	452,505
2005	16.442762	18.220786	10.81%	418,602
2004	14.372884	16.442762	14.40%	318,466
2003*	10.000000	14.372884	43.73%	115,668
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.498914	10.377853	-1.15%	5,406,580
2011	10.620705	10.498914	-1.15%	4,940,746
2010	10.744251	10.620705	-1.15%	4,248,760
2009	10.864686	10.744251	-1.11%	4,044,712
2008	10.769904	10.864686	0.88%	5,268,231
2007	10.397563	10.769904	3.58%	3,251,176
2006	10.062340	10.397563	3.33%	2,014,139
2005	9.914556	10.062340	1.49%	1,511,481
2004	9.949175	9.914556	-0.35%	876,288
2003*	10.000000	9.949175	-0.51%	396,345
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.321138	15.890146	10.96%	665,575
2011	13.725856	14.321138	4.34%	651,520
2010	12.556122	13.725856	9.32%	681,586
2009	10.212412	12.556122	22.95%	541,514
2008	12.491118	10.212412	-18.24%	446,777
2007	12.078610	12.491118	3.42%	500,099
2006	11.654865	12.078610	3.64%	449,896
2005	11.538532	11.654865	1.01%	334,075
2004	10.956856	11.538532	5.31%	229,701
2003*	10.000000	10.956856	9.57%	100,113
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.217612	9.383592	14.19%	1,395,203
2011	9.198227	8.217612	-10.66%	1,491,933
2010	8.176393	9.198227	12.50%	1,625,300
2009	6.077196	8.176393	34.54%	2,778,612
2008*	10.000000	6.077196	-39.23%	2,768,334

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	13.011087	15.053686	15.70%	7,330
2011	15.746802	13.011087	-17.37%	8,299
2010	15.043154	15.746802	4.68%	14,973
2009	11.750680	15.043154	28.02%	15,048
2008	22.211152	11.750680	-47.10%	19,132
2007	21.878393	22.211152	1.52%	26,122
2006	18.081550	21.878393	21.00%	28,702
2005	16.362769	18.081550	10.50%	32,400
2004	13.794301	16.362769	18.62%	40,181
2003*	10.000000	13.794301	37.94%	10,359
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	9.145554	10.572146	15.60%	527,179
2011	11.066662	9.145554	-17.36%	554,537
2010	10.576559	11.066662	4.63%	556,349
2009	8.262755	10.576559	28.00%	501,653
2008	15.610335	8.262755	-47.07%	1,303,274
2007	15.377993	15.610335	1.51%	1,611,321
2006	12.708823	15.377993	21.00%	975,898
2005	11.499254	12.708823	10.52%	497,730
2004*	10.000000	11.499254	14.99%	124,947
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.803074	10.106069	14.80%	1,081,674
2011	9.202757	8.803074	-4.34%	1,215,590
2010	8.070301	9.202757	14.03%	1,390,102
2009	6.311593	8.070301	27.86%	1,688,441
2008*	10.000000	6.311593	-36.88%	18,668
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.208690	9.541471	16.24%	429,046
2011	8.842733	8.208690	-7.17%	491,465
2010	7.934264	8.842733	11.45%	581,435
2009	6.299706	7.934264	25.95%	509,201
2008*	10.000000	6.299706	-37.00%	43,458
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.201800	10.427761	13.32%	1,058,015
2011	9.742267	9.201800	-5.55%	1,209,790
2010	7.792888	9.742267	25.01%	1,374,095
2009	6.221846	7.792888	25.25%	2,085,792
2008*	10.000000	6.221846	-37.78%	1,003,779
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.875328	11.357084	15.00%	789,533
2011	10.227396	9.875328	-3.44%	836,307
2010	8.648417	10.227396	18.26%	921,221
2009	6.705806	8.648417	28.97%	1,516,816
2008*	10.000000	6.705806	-32.94%	1,997,696

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.589165	16.309138	11.79%	127,796
2011	14.886743	14.589165	-2.00%	163,914
2010	12.037789	14.886743	23.67%	151,443
2009	9.574786	12.037789	25.72%	183,987
2008	18.117657	9.574786	-47.15%	196,205
2007	16.739290	18.117657	8.23%	238,615
2006	16.442630	16.739290	1.80%	214,800
2005	15.439101	16.442630	6.50%	193,249
2004	13.801295	15.439101	11.87%	117,529
2003*	10.000000	13.801295	38.01%	57,049
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	20.366624	24.219631	18.92%	162,443
2011	21.791420	20.366624	-6.54%	185,559
2010	17.430204	21.791420	25.02%	207,853
2009	14.009965	17.430204	24.41%	204,856
2008	20.935362	14.009965	-33.08%	229,635
2007	22.830704	20.935362	-8.30%	271,094
2006	19.723493	22.830704	15.75%	323,654
2005	19.412385	19.723493	1.60%	318,761
2004	16.785277	19.412385	15.65%	289,367
2003*	10.000000	16.785277	67.85%	97,297
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.824409	22.579731	13.90%	362,401
2011	21.290055	19.824409	-6.88%	416,642
2010	17.232892	21.290055	23.54%	495,244
2009	12.968402	17.232892	32.88%	514,396
2008	21.282196	12.968402	-39.06%	675,298
2007	21.130800	21.282196	0.72%	706,123
2006	19.128034	21.130800	10.47%	665,832
2005	17.275766	19.128034	10.72%	487,665
2004	14.713013	17.275766	17.42%	311,577
2003*	10.000000	14.713013	47.13%	94,105
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	14.362170	16.162472	12.54%	819,681
2011	14.474172	14.362170	-0.77%	918,712
2010	12.932384	14.474172	11.92%	1,037,601
2009	10.419872	12.932384	24.11%	1,816,524
2008	18.053627	10.419872	-42.28%	2,191,726
2007	16.928560	18.053627	6.65%	1,889,754
2006	15.101256	16.928560	12.10%	1,038,251
2005	14.271744	15.101256	5.81%	310,135
2004	13.181105	14.271744	8.27%	190,101
2003*	10.000000	13.181105	31.81%	48,074

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.710185	11.093835	14.25%	1,419,269
2011	9.254814	9.710185	4.92%	1,534,371
2010	7.211786	9.254814	28.33%	1,706,600
2009	5.589945	7.211786	29.01%	1,736,104
2008*	10.000000	5.589945	-44.10%	86,856
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.591062	10.837845	2.33%	548,958
2011	10.576649	10.591062	0.14%	629,323
2010	10.446897	10.576649	1.24%	868,476
2009	9.866941	10.446897	5.88%	881,154
2008*	10.000000	9.866941	-1.33%	134,410
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.770571	13.911205	18.19%	1,239,604
2011	13.596896	11.770571	-13.43%	1,307,304
2010	12.934195	13.596896	5.12%	1,317,370
2009*	10.000000	12.934195	29.34%	2,087,832
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.639941	11.001623	3.40%	1,108,611
2011	10.732383	10.639941	-0.86%	1,146,370
2010	10.312225	10.732383	4.07%	1,321,950
2009	9.205394	10.312225	12.02%	1,631,001
2008	10.757043	9.205394	-14.42%	2,417,944
2007	10.387234	10.757043	3.56%	2,504,771
2006	10.084028	10.387234	3.01%	1,478,431
2005	10.055878	10.084028	0.28%	570,036
2004	10.094213	10.055878	-0.38%	485,480
2003*	10.000000	10.094213	0.94%	112,130
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	13.277121	14.281787	7.57%	26,341
2011	13.575238	13.277121	-2.20%	21,818
2010	11.481440	13.575238	18.24%	32,233
2009	9.462012	11.481440	21.34%	29,931
2008	15.815002	9.462012	-40.17%	32,763
2007	15.918034	15.815002	-0.65%	36,769
2006	15.299187	15.918034	4.04%	42,814
2005	15.040887	15.299187	1.72%	37,998
2004	13.600525	15.040887	10.59%	28,564
2003*	10.000000	13.600525	36.01%	2,999

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.712682	17.236872	9.70%	214,393
2011	16.400315	15.712682	-4.19%	241,612
2010	13.504527	16.400315	21.44%	261,513
2009	10.394877	13.504527	29.92%	295,792
2008	17.365394	10.394877	-40.14%	332,435
2007	16.325586	17.365394	6.37%	2,345,229
2006	14.524712	16.325586	12.40%	1,213,195
2005	13.750324	14.524712	5.63%	258,626
2004	12.279585	13.750324	11.98%	89,616
2003*	10.000000	12.279585	22.80%	21,645
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	13.315508	15.920208	19.56%	789,974
2011	14.720264	13.315508	-9.54%	960,291
2010	12.874272	14.720264	14.34%	1,037,948
2009	9.344243	12.874272	37.78%	1,119,113
2008	15.846799	9.344243	-41.03%	1,243,385
2007	15.116328	15.846799	4.83%	1,344,546
2006	13.025388	15.116328	16.05%	1,273,427
2005	11.553527	13.025388	12.74%	987,026
2004*	10.000000	11.553527	15.54%	466,348
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	20.566853	24.589040	19.56%	57,081
2011	22.745144	20.566853	-9.58%	71,766
2010	19.886761	22.745144	14.37%	87,005
2009	14.436640	19.886761	37.75%	103,264
2008	24.476392	14.436640	-41.02%	119,920
2007	23.343167	24.476392	4.85%	150,784
2006	20.120354	23.343167	16.02%	172,727
2005	17.844773	20.120354	12.75%	211,596
2004	15.185545	17.844773	17.51%	242,171
2003*	10.000000	15.185545	51.86%	186,308
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.154557	1.55%	169,829
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	15.003542	17.293862	15.27%	952,975
2011	15.225622	15.003542	-1.46%	1,080,849
2010	13.298130	15.225622	14.49%	1,240,303
2009	10.510501	13.298130	26.52%	1,912,600
2008	17.324795	10.510501	-39.33%	2,126,714
2007	16.828784	17.324795	2.95%	1,891,295
2006	14.834684	16.828784	13.44%	1,276,271
2005	14.192053	14.834684	4.53%	452,235
2004	13.154162	14.192053	7.89%	329,525
2003*	10.000000	13.154162	31.54%	112,730

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.828212	24.226087	16.31%	208,544
2011	21.584374	20.828212	-3.50%	239,866
2010	17.744186	21.584374	21.64%	266,019
2009	13.113862	17.744186	35.31%	269,373
2008	21.399140	13.113862	-38.72%	763,184
2007	21.955079	21.399140	-2.53%	578,424
2006	19.370473	21.955079	13.34%	351,760
2005	17.860093	19.370473	8.46%	156,250
2004	15.160168	17.860093	17.81%	103,610
2003*	10.000000	15.160168	51.60%	43,116
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.635249	6.35%	154,435
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.608799	13.115558	4.02%	174,477
2011	11.764923	12.608799	7.17%	246,097
2010	10.881912	11.764923	8.11%	234,030
2009*	10.000000	10.881912	8.82%	117,781
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.380137	11.895761	4.53%	1,700,347
2011	11.397306	11.380137	-0.15%	1,503,543
2010	10.961461	11.397306	3.98%	1,713,746
2009*	10.000000	10.961461	9.61%	1,178,163
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.014102	10.839073	8.24%	944,435
2011*	10.000000	10.014102	0.14%	296,488
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	12.423243	14.630110	17.76%	27,077
2011	13.179160	12.423243	-5.74%	30,234
2010	11.656463	13.179160	13.06%	40,399
2009	9.083964	11.656463	28.32%	38,600
2008	14.990773	9.083964	-39.40%	48,155
2007	16.140864	14.990773	-7.13%	58,556
2006	14.086781	16.140864	14.58%	66,135
2005	13.542179	14.086781	4.02%	72,490
2004	12.329674	13.542179	9.83%	56,134
2003*	10.000000	12.329674	23.30%	11,688

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	13.337649	16.073335	20.51%	4,201
2011	16.243221	13.337649	-17.89%	7,561
2010	14.934733	16.243221	8.76%	9,282
2009	12.122313	14.934733	23.20%	9,790
2008	21.880176	12.122313	-44.60%	10,486
2007	20.426997	21.880176	7.11%	10,986
2006	16.179193	20.426997	26.25%	11,314
2005	14.587540	16.179193	10.91%	11,716
2004	12.700361	14.587540	14.86%	13,105
2003*	10.000000	12.700361	27.00%	20,884
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.563946	15.315255	12.91%	25,125
2011	16.702690	13.563946	-18.79%	59,480
2010	13.987700	16.702690	19.41%	34,350
2009	8.633740	13.987700	62.01%	22,599
2008	13.871050	8.633740	-37.76%	13,573
2007	13.299138	13.871050	4.30%	17,712
2006	12.759864	13.299138	4.23%	20,882
2005	12.212644	12.759864	4.48%	32,119
2004	11.762739	12.212644	3.82%	28,723
2003*	10.000000	11.762739	17.63%	19,297
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.517684	14.914208	29.49%	463,083
2011	10.555188	11.517684	9.12%	331,862
2010*	10.000000	10.555188	5.55%	21,536
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	12.016435	12.969860	7.93%	196,324
2011	11.532700	12.016435	4.19%	188,957
2010	10.918054	11.532700	5.63%	201,428
2009	10.097843	10.918054	8.12%	227,562
2008	11.408108	10.097843	-11.49%	1,318,153
2007	10.969146	11.408108	4.00%	1,696,298
2006	10.714855	10.969146	2.37%	744,453
2005	10.428901	10.714855	2.74%	167,141
2004	10.137329	10.428901	2.88%	79,594
2003*	10.000000	10.137329	1.37%	5,050

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	21.739937	25.330782	16.52%	7,937
2011	20.575707	21.739937	5.66%	8,995
2010	18.967320	20.575707	8.48%	11,366
2009	14.747139	18.967320	28.62%	14,482
2008	17.547321	14.747139	-15.96%	20,854
2007	16.685601	17.547321	5.16%	21,398
2006	15.233456	16.685601	9.53%	25,296
2005	13.742442	15.233456	10.85%	29,845
2004	12.629396	13.742442	8.81%	45,100
2003*	10.000000	12.629396	26.29%	31,015
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.745932	-2.54%	186,196
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.649712	-3.50%	47,559
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.787144	16.833485	6.63%	132,268
2011	16.739917	15.787144	-5.69%	130,506
2010	13.358197	16.739917	25.32%	147,446
2009	8.853008	13.358197	50.89%	85,441

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	15.103292	17.485923	15.78%	45,685
2011	14.418806	15.103292	4.75%	49,700
2010	12.944476	14.418806	11.39%	54,748
2009	10.891935	12.944476	18.84%	54,629
2008	18.598600	10.891935	-41.44%	72,681
2007	17.962295	18.598600	3.54%	81,949
2006	15.548302	17.962295	15.53%	90,258
2005	15.052725	15.548302	3.29%	99,725
2004	13.705252	15.052725	9.83%	111,291
2003*	10.000000	13.705252	37.05%	56,425
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.908765	24.460116	16.98%	16,449
2011	23.170702	20.908765	-9.76%	21,491
2010	18.535352	23.170702	25.01%	21,393
2009	13.157344	18.535352	40.87%	25,064
2008	20.737143	13.157344	-36.55%	16,774
2007	20.685110	20.737143	0.25%	16,114
2006	18.341435	20.685110	12.78%	15,882
2005	17.417912	18.341435	5.30%	17,131
2004	14.812882	17.417912	17.59%	19,698
2003*	10.000000	14.812882	48.13%	10,376
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.157647	1.58%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.362785	15.230343	6.04%	297,576
2011	13.015420	14.362785	10.35%	339,523
2010	12.538291	13.015420	3.81%	305,047
2009	11.520233	12.538291	8.84%	242,808
2008	11.854386	11.520233	-2.82%	248,540
2007	10.964296	11.854386	8.12%	254,262
2006	10.929220	10.964296	0.32%	265,171
2005	10.896901	10.929220	0.30%	325,697
2004	10.428842	10.896901	4.49%	326,338
2003*	10.000000	10.428842	4.29%	113,222
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	15.022661	16.979121	13.02%	24,407
2011	14.789900	15.022661	1.57%	29,989
2010	13.153806	14.789900	12.44%	32,922
2009	11.310065	13.153806	16.30%	25,401
2008	17.547486	11.310065	-35.55%	30,784
2007	17.848184	17.547486	-1.68%	36,385
2006	15.472068	17.848184	15.36%	62,339
2005	14.990212	15.472068	3.21%	76,714
2004	13.484369	14.990212	11.17%	41,358
2003*	10.000000	13.484369	34.84%	20,400

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	14.100594	16.183432	14.77%	31,954
2011	14.400100	14.100594	-2.08%	32,282
2010	12.256429	14.400100	17.49%	23,407
2009	9.561908	12.256429	28.18%	20,817
2008	12.826795	9.561908	-25.45%	13,670
2007	13.312954	12.826795	-3.65%	11,185
2006	11.213063	13.312954	18.73%	15,718
2005*	10.000000	11.213063	12.13%	7,518
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.455436	13.525237	8.59%	54,914
2011	13.089237	12.455436	-4.84%	63,525
2010	12.076097	13.089237	8.39%	49,338
2009*	10.000000	12.076097	20.76%	14,147
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	21.416575	24.477365	14.29%	31,767
2011	21.565748	21.416575	-0.69%	50,659
2010	17.355993	21.565748	24.26%	56,908
2009	14.057572	17.355993	23.46%	55,554
2008	20.605838	14.057572	-31.78%	65,041
2007	21.005675	20.605838	-1.90%	73,381
2006	18.591598	21.005675	12.98%	81,316
2005	17.556363	18.591598	5.90%	94,165
2004	14.586335	17.556363	20.36%	100,791
2003*	10.000000	14.586335	45.86%	41,744
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.444494	17.610985	14.03%	96,260
2011	15.390203	15.444494	0.35%	121,174
2010	13.606896	15.390203	13.11%	135,253
2009	10.931931	13.606896	24.47%	143,124
2008	17.662101	10.931931	-38.11%	172,608
2007	17.036532	17.662101	3.67%	192,120
2006	14.974545	17.036532	13.77%	221,539
2005	14.519795	14.974545	3.13%	271,581
2004	13.324207	14.519795	8.97%	278,141
2003*	10.000000	13.324207	33.24%	121,049
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.711245	18.174778	8.76%	52,189
2011	15.562304	16.711245	7.38%	57,362
2010	13.698331	15.562304	13.61%	60,286
2009	11.348974	13.698331	20.70%	49,515
2008	16.353341	11.348974	-30.60%	56,458
2007	15.499446	16.353341	5.51%	62,541
2006	13.506071	15.499446	14.76%	71,818
2005	13.135669	13.506071	2.82%	91,446
2004	12.693121	13.135669	3.49%	82,919
2003*	10.000000	12.693121	26.93%	52,488

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.826568	14.042042	18.73%	5,025
2011	13.935060	11.826568	-15.13%	6,722
2010	10.787110	13.935060	29.18%	7,272
2009	8.685842	10.787110	24.19%	4,215
2008	14.134927	8.685842	-38.55%	5,234
2007	16.134823	14.134927	-12.39%	5,255
2006	15.782822	16.134823	2.23%	6,614
2005	15.140778	15.782822	4.24%	21,572
2004	13.807334	15.140778	9.66%	20,531
2003*	10.000000	13.807334	38.07%	8,756
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.811570	15.006040	8.65%	10,188
2011	14.801435	13.811570	-6.69%	10,332
2010	13.263410	14.801435	11.60%	14,697
2009	11.858215	13.263410	11.85%	10,832
2008	17.073810	11.858215	-30.55%	12,560
2007	15.770575	17.073810	8.26%	10,734
2006	13.792857	15.770575	14.34%	10,780
2005	13.734130	13.792857	0.43%	12,975
2004	12.984783	13.734130	5.77%	13,328
2003*	10.000000	12.984783	29.85%	15,136
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.985867	14.034475	8.07%	128,310
2011	12.893172	12.985867	0.72%	158,779
2010	12.057726	12.893172	6.93%	179,768
2009	10.162081	12.057726	18.65%	161,379
2008	11.131463	10.162081	-8.71%	185,846
2007	10.722007	11.131463	3.82%	229,025
2006	10.447837	10.722007	2.62%	244,810
2005	10.476314	10.447837	-0.27%	262,408
2004	10.268046	10.476314	2.03%	280,047
2003*	10.000000	10.268046	2.68%	132,268
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.261246	13.510072	10.19%	5,696
2011	12.469404	12.261246	-1.67%	21,422
2010	11.219591	12.469404	11.14%	12,742
2009	9.165923	11.219591	22.41%	2,032
2008	12.403881	9.165923	-26.10%	1,768
2007	11.585934	12.403881	7.06%	15,803
2006	10.706491	11.585934	8.21%	783
2005*	10.000000	10.706491	7.06%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.236028	13.662026	11.65%	17,788
2011	12.546367	12.236028	-2.47%	11,456
2010	11.112765	12.546367	12.90%	4,619
2009	8.754255	11.112765	26.94%	3,813
2008	13.192339	8.754255	-33.64%	4,177
2007	12.149289	13.192339	8.59%	11,766
2006	11.013523	12.149289	10.31%	4,503
2005*	10.000000	11.013523	10.14%	137
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.921764	13.559656	13.74%	5,438
2011	12.423867	11.921764	-4.04%	3,900
2010	10.855980	12.423867	14.44%	16,711
2009	8.380464	10.855980	29.54%	14,185
2008	13.726255	8.380464	-38.95%	348
2007	12.514327	13.726255	9.68%	457
2006	11.221906	12.514327	11.52%	210
2005*	10.000000	11.221906	12.22%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	16.043285	16.592312	3.42%	36,208
2011	17.137015	16.043285	-6.38%	49,572
2010	14.563801	17.137015	17.67%	58,708
2009	9.993789	14.563801	45.73%	48,910
2008	22.196567	9.993789	-54.98%	47,208
2007	15.434380	22.196567	43.81%	48,811
2006	13.402323	15.434380	15.16%	48,920
2005*	10.000000	13.402323	34.02%	41,252
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	15.222716	17.595735	15.59%	182,301
2011	15.314711	15.222716	-0.60%	219,805
2010	13.495315	15.314711	13.48%	247,527
2009	10.521820	13.495315	28.26%	261,003
2008	18.632087	10.521820	-43.53%	307,580
2007	18.632135	18.632087	0.00%	377,076
2006	15.732068	18.632135	18.43%	408,240
2005	15.090059	15.732068	4.25%	433,619
2004	13.737819	15.090059	9.84%	441,239
2003*	10.000000	13.737819	37.38%	171,004

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.389554	17.385486	12.97%	75,445
2011	15.589028	15.389554	-1.28%	88,694
2010	12.745017	15.589028	22.31%	79,336
2009	10.085837	12.745017	26.37%	82,568
2008	19.384006	10.085837	-47.97%	95,822
2007	15.498745	19.384006	25.07%	134,885
2006	14.726525	15.498745	5.24%	139,842
2005	14.134644	14.726525	4.19%	121,841
2004	13.880172	14.134644	1.83%	155,119
2003*	10.000000	13.880172	38.80%	70,764
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.788543	14.378770	4.28%	193,092
2011	13.044873	13.788543	5.70%	243,206
2010	12.282886	13.044873	6.20%	301,652
2009	10.772017	12.282886	14.03%	295,129
2008	11.299506	10.772017	-4.67%	299,359
2007	10.994286	11.299506	2.78%	349,770
2006	10.690860	10.994286	2.84%	320,676
2005	10.624499	10.690860	0.62%	303,552
2004	10.326328	10.624499	2.89%	274,962
2003*	10.000000	10.326328	3.26%	86,780
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.972806	27.119786	13.13%	118,726
2011	27.230997	23.972806	-11.97%	142,187
2010	21.447538	27.230997	26.97%	166,223
2009	15.541095	21.447538	38.01%	171,325
2008	26.059359	15.541095	-40.36%	194,546
2007	22.881386	26.059359	13.89%	239,200
2006	20.613534	22.881386	11.00%	264,042
2005	17.687147	20.613534	16.55%	278,206
2004	14.368243	17.687147	23.10%	262,090
2003*	10.000000	14.368243	43.68%	51,844
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	16.411292	19.508159	18.87%	22,795
2011	20.104876	16.411292	-18.37%	24,621
2010	18.044268	20.104876	11.42%	25,859
2009	14.476801	18.044268	24.64%	25,018
2008	26.160493	14.476801	-44.66%	28,922
2007	22.633693	26.160493	15.58%	35,653
2006	19.460718	22.633693	16.30%	37,370
2005	16.590238	19.460718	17.30%	41,291
2004	14.826272	16.590238	11.90%	48,220
2003*	10.000000	14.826272	48.26%	23,407

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.916050	12.983663	18.94%	35,162
2011	13.380894	10.916050	-18.42%	48,234
2010	12.009807	13.380894	11.42%	62,303
2009	9.636951	12.009807	24.62%	65,762
2008	17.410128	9.636951	-44.65%	65,493
2007	15.062075	17.410128	15.59%	79,838
2006	12.946101	15.062075	16.34%	83,163
2005	11.040339	12.946101	17.26%	111,516
2004*	10.000000	11.040339	10.40%	101,481
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.921791	23.741729	25.47%	34,118
2011	21.064586	18.921791	-10.17%	44,448
2010	16.884114	21.064586	24.76%	41,094
2009	10.879775	16.884114	55.19%	39,367
2008	22.617260	10.879775	-51.90%	38,641
2007	21.723116	22.617260	4.12%	43,936
2006	18.961867	21.723116	14.56%	44,480
2005	18.746295	18.961867	1.15%	60,172
2004	16.675759	18.746295	12.42%	67,270
2003*	10.000000	16.675759	66.76%	35,142
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.924398	13.264831	11.24%	108,929
2011	11.793823	11.924398	1.11%	118,430
2010	10.599753	11.793823	11.27%	105,441
2009	7.916115	10.599753	33.90%	81,576
2008	11.396036	7.916115	-30.54%	74,033
2007	11.123200	11.396036	2.45%	87,107
2006*	10.000000	11.123200	11.23%	34,474
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	17.094405	18.899405	10.56%	134,189
2011	16.330667	17.094405	4.68%	153,072
2010	13.707460	16.330667	19.14%	172,973
2009	11.829259	13.707460	15.88%	158,073
2008	16.432270	11.829259	-28.01%	189,654
2007	17.101050	16.432270	-3.91%	217,439
2006	14.785234	17.101050	15.66%	258,435
2005	14.475864	14.785234	2.14%	268,726
2004	13.206529	14.475864	9.61%	259,637
2003*	10.000000	13.206529	32.07%	86,517

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	21.418750	25.039521	16.90%	46,402
2011	22.536774	21.418750	-4.96%	57,736
2010	17.798651	22.536774	26.62%	65,204
2009	13.955148	17.798651	27.54%	73,588
2008	21.097978	13.955148	-33.86%	65,077
2007	21.887430	21.097978	-3.61%	81,483
2006	18.946391	21.887430	15.52%	87,121
2005	17.639138	18.946391	7.41%	86,876
2004	14.434639	17.639138	22.20%	81,736
2003*	10.000000	14.434639	44.35%	28,615
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.987230	10.235367	13.89%	3,803
2011	9.243283	8.987230	-2.77%	7,195
2010	8.489692	9.243283	8.88%	11,408
2009	6.600419	8.489692	28.62%	10,048
2008*	10.000000	6.600419	-34.00%	281
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.690589	17.532521	11.74%	15,858
2011	18.883736	15.690589	-16.91%	19,103
2010	16.272686	18.883736	16.05%	23,437
2009	9.545392	16.272686	70.48%	20,889
2008	20.424312	9.545392	-53.26%	14,609
2007	16.071961	20.424312	27.08%	19,688
2006	12.698125	16.071961	26.57%	16,779
2005*	10.000000	12.698125	26.98%	6,530
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	18.078589	21.107060	16.75%	16,513
2011	20.485633	18.078589	-11.75%	19,717
2010	19.136075	20.485633	7.05%	30,732
2009	14.140350	19.136075	35.33%	27,988
2008	24.017376	14.140350	-41.12%	30,028
2007	21.066692	24.017376	14.01%	36,473
2006	17.565594	21.066692	19.93%	43,907
2005	16.145493	17.565594	8.80%	61,114
2004	13.793976	16.145493	17.05%	64,766
2003*	10.000000	13.793976	37.94%	56,563

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.910396	15.082098	16.82%	34,841
2011	14.636567	12.910396	-11.79%	41,341
2010	13.672328	14.636567	7.05%	39,706
2009	10.091589	13.672328	35.48%	35,982
2008	17.144635	10.091589	-41.14%	82,879
2007	15.039750	17.144635	14.00%	87,341
2006	12.538624	15.039750	19.95%	83,242
2005	11.528731	12.538624	8.76%	69,931
2004*	10.000000	11.528731	15.29%	47,929
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.278530	18.495596	13.62%	79,383
2011	16.622077	16.278530	-2.07%	85,269
2010	14.716298	16.622077	12.95%	90,903
2009	12.556261	14.716298	17.20%	50,207
2008	11.972125	12.556261	4.88%	59,569
2007	10.919750	11.972125	9.64%	36,418
2006	9.799086	10.919750	11.44%	27,222
2005*	10.000000	9.799086	-2.01%	7,614
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.226390	2.26%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	9.009170	10.144936	12.61%	199
2011	10.314608	9.009170	-12.66%	235
2010*	10.000000	10.314608	3.15%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.047488	13.377434	21.09%	5,408
2011	11.289892	11.047488	-2.15%	1,370
2010*	10.000000	11.289892	12.90%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.649123	-3.51%	9,647
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.962068	-0.38%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.743742	-2.56%	34,781
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.668809	13.732203	17.68%	60,435
2011	12.733819	11.668809	-8.36%	63,518
2010	11.865539	12.733819	7.32%	55,739
2009*	10.000000	11.865539	18.66%	11,146

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.818851	8.19%	13,376
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.071446	0.71%	1,280
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	17.139459	19.188393	11.95%	39,630
2011	17.123931	17.139459	0.09%	44,593
2010	16.038356	17.123931	6.77%	56,904
2009	12.932819	16.038356	24.01%	42,516
2008	15.602324	12.932819	-17.11%	37,727
2007	14.326993	15.602324	8.90%	38,592
2006	13.139386	14.326993	9.04%	38,856
2005	12.358479	13.139386	6.32%	41,851
2004	11.556502	12.358479	6.94%	49,410
2003*	10.000000	11.556502	15.57%	30,507
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	18.020150	22.039872	22.31%	43,255
2011	19.609001	18.020150	-8.10%	44,538
2010	18.648783	19.609001	5.15%	61,056
2009	12.933433	18.648783	44.19%	66,892
2008	23.518443	12.933433	-45.01%	57,808
2007	17.431602	23.518443	34.92%	55,815
2006	16.176919	17.431602	7.76%	44,031
2005	14.553654	16.176919	11.15%	58,632
2004	12.493074	14.553654	16.49%	62,209
2003*	10.000000	12.493074	24.93%	48,871
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.963663	-0.36%	4,729
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	27.758746	31.023934	11.76%	24,375
2011	41.544406	27.758746	-33.18%	4,503
2010	33.651172	41.544406	23.46%	6,261
2009	19.029804	33.651172	76.83%	8,273
2008	40.340861	19.029804	-52.83%	9,296
2007	31.912614	40.340861	26.41%	10,141
2006	22.038767	31.912614	44.80%	10,412
2005	16.914366	22.038767	30.30%	11,147
2004	14.431628	16.914366	17.20%	12,162
2003*	10.000000	14.431628	44.32%	8,718

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	15.276128	17.601332	15.22%	40,387
2011	15.412073	15.276128	-0.88%	44,898
2010	13.916023	15.412073	10.75%	50,707
2009	10.131280	13.916023	37.36%	50,649
2008	16.280091	10.131280	-37.77%	59,176
2007	14.850087	16.280091	9.63%	62,969
2006	14.013917	14.850087	5.97%	62,715
2005	13.615317	14.013917	2.93%	70,076
2004	12.650967	13.615317	7.62%	64,843
2003*	10.000000	12.650967	26.51%	23,863
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.231480	2.31%	985
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	17.173439	19.651665	14.43%	97,931
2011	17.471867	17.173439	-1.71%	106,286
2010	15.908543	17.471867	9.83%	121,428
2009	13.156184	15.908543	20.92%	120,714
2008	19.808873	13.156184	-33.58%	95,562
2007	18.645132	19.808873	6.24%	127,935
2006	15.667692	18.645132	19.00%	92,502
2005	14.901771	15.667692	5.14%	71,307
2004	13.142033	14.901771	13.39%	64,782
2003*	10.000000	13.142033	31.42%	27,889
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.430445	11.940664	14.48%	14,774
2011	10.753310	10.430445	-3.00%	13,308
2010*	10.000000	10.753310	7.53%	314
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.083014	10.205206	12.35%	776
2011*	10.000000	9.083014	-9.17%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.800923	15.596682	13.01%	114,999
2011	13.907599	13.800923	-0.77%	154,668
2010	12.446627	13.907599	11.74%	173,914
2009*	10.000000	12.446627	24.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.224031	11.682668	14.27%	195,176
2011	10.257868	10.224031	-0.33%	190,478
2010	9.273251	10.257868	10.62%	113,491
2009	7.609027	9.273251	21.87%	71,140
2008	10.972607	7.609027	-30.65%	44,969
2007	10.469308	10.972607	4.81%	33,975
2006*	10.000000	10.469308	4.69%	11,171

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.447284	11.865284	3.65%	132,029
2011	10.964216	11.447284	4.41%	130,915
2010	10.475482	10.964216	4.67%	104,575
2009	9.458857	10.475482	10.75%	61,487
2008	10.627782	9.458857	-11.00%	54,356
2007	10.451366	10.627782	1.69%	66,590
2006*	10.000000	10.451366	4.51%	36,533
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.127105	12.208952	20.56%	50,365
2011	11.307734	10.127105	-10.44%	51,566
2010	10.288170	11.307734	9.91%	53,043
2009	7.357433	10.288170	39.83%	52,339
2008	12.142021	7.357433	-39.41%	38,138
2007	10.752059	12.142021	12.93%	44,033
2006*	10.000000	10.752059	7.52%	10,431
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.419098	10.919651	15.93%	63,604
2011	10.007247	9.419098	-5.88%	68,611
2010	8.573945	10.007247	16.72%	70,925
2009	6.256195	8.573945	37.05%	78,070
2008	11.356722	6.256195	-44.91%	73,125
2007	10.278312	11.356722	10.49%	79,948
2006*	10.000000	10.278312	2.78%	39,115
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.192020	9.469669	15.60%	85,763
2011	8.485198	8.192020	-3.46%	94,312
2010	7.742763	8.485198	9.59%	59,090
2009	5.999507	7.742763	29.06%	47,980
2008	9.809470	5.999507	-38.84%	33,538
2007*	10.000000	9.809470	-1.91%	4,183
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.171483	19.424622	13.12%	23,921
2011	16.748919	17.171483	2.52%	29,441
2010	14.989136	16.748919	11.74%	33,379
2009	10.396527	14.989136	44.17%	37,234
2008	14.620363	10.396527	-28.89%	45,718
2007	14.356419	14.620363	1.84%	70,030
2006	13.143946	14.356419	9.22%	86,352
2005	13.000404	13.143946	1.10%	98,804
2004	11.957633	13.000404	8.72%	156,067
2003*	10.000000	11.957633	19.58%	64,131

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.646569	15.457601	13.27%	55,599
2011	13.312097	13.646569	2.51%	72,508
2010	11.912792	13.312097	11.75%	84,389
2009	8.258152	11.912792	44.25%	77,928
2008	11.630759	8.258152	-29.00%	52,617
2007	11.417078	11.630759	1.87%	71,078
2006	10.453271	11.417078	9.22%	66,130
2005*	10.000000	10.453271	4.53%	70,920
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	15.331834	17.890788	16.69%	58,768
2011	15.931666	15.331834	-3.77%	67,421
2010	13.974721	15.931666	14.00%	63,816
2009	11.032808	13.974721	26.67%	64,901
2008	17.796309	11.032808	-38.01%	82,223
2007	18.505212	17.796309	-3.83%	103,621
2006	16.215677	18.505212	14.12%	103,474
2005	15.796192	16.215677	2.66%	88,975
2004	13.661931	15.796192	15.62%	88,109
2003*	10.000000	13.661931	36.62%	23,667
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.674564	8.854256	15.37%	2,911
2011	8.796863	7.674564	-12.76%	6,026
2010	7.720327	8.796863	13.94%	3,178
2009	5.111068	7.720327	51.05%	4,649
2008*	10.000000	5.111068	-48.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.254299	10.178608	9.99%	27,965
2011	9.687562	9.254299	-4.47%	31,149
2010	7.939453	9.687562	22.02%	45,436
2009	6.124732	7.939453	29.63%	65,638
2008*	10.000000	6.124732	-38.75%	70,750
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.515135	9.766700	14.70%	8,877
2011	9.210181	8.515135	-7.55%	39,864
2010	8.113295	9.210181	13.52%	42,054
2009	6.359322	8.113295	27.58%	64,612
2008*	10.000000	6.359322	-36.41%	41,204
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.956667	10.919428	9.67%	53,847
2011	10.219895	9.956667	-2.58%	53,286
2010	9.373787	10.219895	9.03%	46,230
2009	7.922177	9.373787	18.32%	12,605
2008*	10.000000	7.922177	-20.78%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.341674	10.483128	12.22%	107,996
2011	9.797479	9.341674	-4.65%	110,286
2010	8.827775	9.797479	10.98%	114,586
2009	7.199765	8.827775	22.61%	100,943
2008*	10.000000	7.199765	-28.00%	57,224
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.695079	11.353027	6.15%	22,217
2011	10.679483	10.695079	0.15%	22,673
2010	10.126015	10.679483	5.47%	1,071
2009	9.072864	10.126015	11.61%	10,190
2008*	10.000000	9.072864	-9.27%	12,578
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.653974	10.712256	10.96%	126,599
2011	10.009410	9.653974	-3.55%	112,928
2010	9.101202	10.009410	9.98%	98,561
2009	7.557700	9.101202	20.42%	49,631
2008*	10.000000	7.557700	-24.42%	8,396
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.001558	10.185291	13.15%	94,360
2011	9.561977	9.001558	-5.86%	95,211
2010	8.545465	9.561977	11.90%	55,525
2009	6.836576	8.545465	25.00%	49,169
2008*	10.000000	6.836576	-31.63%	39,694
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.230827	11.117335	8.67%	35,674
2011	10.388154	10.230827	-1.51%	37,311
2010	9.648048	10.388154	7.67%	46,630
2009	8.302301	9.648048	16.21%	21,924
2008*	10.000000	8.302301	-16.98%	6,114
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.673239	12.389526	6.14%	21,235
2011	11.126508	11.673239	4.91%	26,815
2010	10.552114	11.126508	5.44%	39,599
2009	9.840292	10.552114	7.23%	53,426
2008*	10.000000	9.840292	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.657925	13.389013	5.78%	11,346
2011	12.086780	12.657925	4.73%	4,745
2010	11.321157	12.086780	6.76%	16,343
2009	9.846106	11.321157	14.98%	3,827
2008*	10.000000	9.846106	-1.54%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	29.381523	33.942966	15.52%	3,628
2011	38.438953	29.381523	-23.56%	4,987
2010	33.581526	38.438953	14.46%	4,292
2009	20.851578	33.581526	61.05%	4,213
2008	50.192300	20.851578	-58.46%	5,088
2007	35.009514	50.192300	43.37%	7,519
2006	26.006933	35.009514	34.62%	8,665
2005	19.900995	26.006933	30.68%	10,693
2004	16.733125	19.900995	18.93%	14,050
2003*	10.000000	16.733125	67.33%	10,861
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.468532	20.167807	15.45%	30,357
2011	22.851982	17.468532	-23.56%	32,021
2010	19.968403	22.851982	14.44%	48,004
2009	12.398865	19.968403	61.05%	52,416
2008	29.798561	12.398865	-58.39%	47,475
2007	20.747777	29.798561	43.62%	68,951
2006	15.385337	20.747777	34.85%	57,132
2005	11.759167	15.385337	30.84%	49,956
2004*	10.000000	11.759167	17.59%	22,362
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.391619	13.628048	1.77%	190,760
2011	12.643385	13.391619	5.92%	236,605
2010	12.219122	12.643385	3.47%	283,606
2009	12.049841	12.219122	1.40%	312,237
2008	11.327897	12.049841	6.37%	371,860
2007	10.705704	11.327897	5.81%	342,037
2006	10.490339	10.705704	2.05%	317,140
2005	10.287039	10.490339	1.98%	307,428
2004	10.088161	10.287039	1.97%	313,655
2003*	10.000000	10.088161	0.88%	155,896
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.924704	7.879131	13.78%	7,641
2011	7.791317	6.924704	-11.12%	11,046
2010	6.982004	7.791317	11.59%	11,687
2009	5.461818	6.982004	27.83%	12,522
2008*	10.000000	5.461818	-45.38%	6,540
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.649968	8.929890	16.73%	0
2011	8.888768	7.649968	-13.94%	4,606
2010	8.381156	8.888768	6.06%	0
2009	6.599237	8.381156	27.00%	2,013
2008	11.743033	6.599237	-43.80%	685
2007	10.871766	11.743033	8.01%	1,438
2006*	10.000000	10.871766	8.72%	5,558

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.787494	19.213484	14.45%	105,596
2011	17.695222	16.787494	-5.13%	131,096
2010	15.632265	17.695222	13.20%	133,489
2009	12.444523	15.632265	25.62%	137,263
2008	19.954000	12.444523	-37.63%	153,089
2007	19.071621	19.954000	4.63%	168,400
2006	16.524893	19.071621	15.41%	185,462
2005	15.503787	16.524893	6.59%	208,717
2004	13.768764	15.503787	12.60%	159,962
2003*	10.000000	13.768764	37.69%	62,427
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.470644	13.470237	8.02%	14,118
2011	12.517421	12.470644	-0.37%	32,247
2010	11.542944	12.517421	8.44%	28,501
2009*	10.000000	11.542944	15.43%	3,279
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.098350	14.518698	10.84%	21,687
2011	13.389091	13.098350	-2.17%	22,183
2010	12.102502	13.389091	10.63%	3,091
2009*	10.000000	12.102502	21.03%	3,069
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.163716	13.671540	3.86%	75,126
2011	12.950424	13.163716	1.65%	102,051
2010	12.384560	12.950424	4.57%	100,847
2009	11.496884	12.384560	7.72%	116,132
2008	12.388569	11.496884	-7.20%	130,694
2007	11.905582	12.388569	4.06%	127,302
2006	11.355896	11.905582	4.84%	144,072
2005	11.131149	11.355896	2.02%	176,376
2004	10.770944	11.131149	3.34%	128,552
2003*	10.000000	10.770944	7.71%	63,677
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	15.265890	16.704500	9.42%	468,055
2011	15.464981	15.265890	-1.29%	577,717
2010	14.119693	15.464981	9.53%	695,235
2009	12.001822	14.119693	17.65%	722,930
2008	15.824448	12.001822	-24.16%	806,349
2007	15.167450	15.824448	4.33%	964,533
2006	13.792985	15.167450	9.96%	1,009,964
2005	13.258532	13.792985	4.03%	1,063,744
2004	12.257476	13.258532	8.17%	959,455
2003*	10.000000	12.257476	22.57%	366,922

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	16.288200	18.297341	12.33%	390,445
2011	16.852338	16.288200	-3.35%	437,313
2010	15.124442	16.852338	11.42%	509,975
2009	12.312557	15.124442	22.84%	567,740
2008	18.173421	12.312557	-32.25%	581,897
2007	17.338348	18.173421	4.82%	573,635
2006	15.328374	17.338348	13.11%	608,199
2005	14.496628	15.328374	5.74%	632,600
2004	13.096373	14.496628	10.69%	514,225
2003*	10.000000	13.096373	30.96%	180,511
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.391909	15.354187	6.69%	210,253
2011	14.279185	14.391909	0.79%	298,429
2010	13.325050	14.279185	7.16%	377,280
2009	11.778592	13.325050	13.13%	391,010
2008	14.039919	11.778592	-16.11%	411,906
2007	13.431593	14.039919	4.53%	480,796
2006	12.544538	13.431593	7.07%	521,272
2005	12.157509	12.544538	3.18%	565,398
2004	11.488900	12.157509	5.82%	528,196
2003*	10.000000	11.488900	14.89%	124,392
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.340653	15.600326	16.94%	497,996
2011	13.854859	13.340653	-3.71%	605,733
2010	12.929015	13.854859	7.16%	760,924
2009*	10.000000	12.929015	29.29%	1,186
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	21.279732	24.684762	16.00%	58,854
2011	22.111126	21.279732	-3.76%	83,486
2010	17.742082	22.111126	24.63%	101,921
2009	13.137796	17.742082	35.05%	105,310
2008	20.939637	13.137796	-37.26%	123,574
2007	19.715712	20.939637	6.21%	150,794
2006	18.167905	19.715712	8.52%	181,431
2005	16.411579	18.167905	10.70%	187,304
2004	14.360150	16.411579	14.29%	188,855
2003*	10.000000	14.360150	43.60%	67,999

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.404631	10.274228	-1.25%	383,352
2011	10.535967	10.404631	-1.25%	433,052
2010	10.669317	10.535967	-1.25%	402,476
2009	10.799837	10.669317	-1.21%	496,778
2008	10.716462	10.799837	0.78%	849,550
2007	10.356504	10.716462	3.48%	488,792
2006	10.032727	10.356504	3.23%	445,591
2005	9.895360	10.032727	1.39%	339,809
2004	9.939966	9.895360	-0.45%	359,003
2003*	10.000000	9.939966	-0.60%	233,247
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.193088	15.732100	10.84%	83,171
2011	13.616863	14.193088	4.23%	76,979
2010	12.469036	13.616863	9.21%	93,521
2009	10.151842	12.469036	22.83%	93,751
2008	12.429626	10.151842	-18.33%	99,723
2007	12.031384	12.429626	3.31%	128,186
2006	11.621015	12.031384	3.53%	135,151
2005	11.516635	11.621015	0.91%	142,911
2004	10.947135	11.516635	5.20%	132,642
2003*	10.000000	10.947135	9.47%	48,837
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.187182	9.339368	14.07%	59,651
2011	9.173427	8.187182	-10.75%	66,932
2010	8.162604	9.173427	12.38%	82,655
2009	6.073083	8.162604	34.41%	97,408
2008*	10.000000	6.073083	-39.27%	61,580
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.897406	14.907038	15.58%	836
2011	15.625032	12.897406	-17.46%	2,230
2010	14.941929	15.625032	4.57%	2,445
2009	11.683433	14.941929	27.89%	2,278
2008	22.106488	11.683433	-47.15%	3,747
2007	21.797487	22.106488	1.42%	4,318
2006	18.032864	21.797487	20.88%	5,963
2005	16.335191	18.032864	10.39%	8,517
2004	13.784997	16.335191	18.50%	16,519
2003*	10.000000	13.784997	37.85%	5,649

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	9.074893	10.479829	15.48%	23,520
2011	10.992269	9.074893	-17.44%	27,975
2010	10.516093	10.992269	4.53%	31,129
2009	8.223837	10.516093	27.87%	34,925
2008	15.552594	8.223837	-47.12%	60,574
2007	15.336721	15.552594	1.41%	89,518
2006	12.687509	15.336721	20.88%	82,685
2005	11.491561	12.687509	10.41%	72,409
2004*	10.000000	11.491561	14.92%	27,692
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.770463	10.058416	14.69%	122,188
2011	9.177926	8.770463	-4.44%	140,671
2010	8.056674	9.177926	13.92%	157,251
2009	6.307318	8.056674	27.74%	67,269
2008*	10.000000	6.307318	-36.93%	1,554
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.178285	9.496486	16.12%	70,218
2011	8.818891	8.178285	-7.26%	95,796
2010	7.920878	8.818891	11.34%	95,406
2009	6.295437	7.920878	25.82%	110,027
2008*	10.000000	6.295437	-37.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.167701	10.378591	13.21%	90,913
2011	9.715983	9.167701	-5.64%	101,365
2010	7.779729	9.715983	24.89%	131,801
2009	6.217635	7.779729	25.12%	153,211
2008*	10.000000	6.217635	-37.82%	22,498
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.838731	11.303532	14.89%	34,288
2011	10.199792	9.838731	-3.54%	42,653
2010	8.633805	10.199792	18.14%	41,495
2009	6.701262	8.633805	28.84%	35,936
2008*	10.000000	6.701262	-32.99%	44,296
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.458683	16.146878	11.68%	21,668
2011	14.768511	14.458683	-2.10%	28,701
2010	11.954272	14.768511	23.54%	31,484
2009	9.517988	11.954272	25.60%	27,664
2008	18.028478	9.517988	-47.21%	30,794
2007	16.673865	18.028478	8.12%	38,830
2006	16.394915	16.673865	1.70%	39,827
2005	15.409829	16.394915	6.39%	34,070
2004	13.789075	15.409829	11.75%	34,571
2003*	10.000000	13.789075	37.89%	11,688

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	20.184476	23.978687	18.80%	51,876
2011	21.618365	20.184476	-6.63%	64,925
2010	17.309278	21.618365	24.89%	76,413
2009	13.926862	17.309278	24.29%	79,576
2008	20.832316	13.926862	-33.15%	92,478
2007	22.741481	20.832316	-8.40%	107,159
2006	19.666249	22.741481	15.64%	126,017
2005	19.375585	19.666249	1.50%	162,491
2004	16.770427	19.375585	15.53%	163,464
2003*	10.000000	16.770427	67.70%	59,076
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.647183	22.355183	13.78%	73,547
2011	21.121050	19.647183	-6.98%	88,785
2010	17.113382	21.121050	23.42%	101,270
2009	12.891503	17.113382	32.75%	124,884
2008	21.177486	12.891503	-39.13%	159,114
2007	21.048246	21.177486	0.61%	190,967
2006	19.072534	21.048246	10.36%	219,107
2005	17.243018	19.072534	10.61%	242,827
2004	14.699991	17.243018	17.30%	230,346
2003*	10.000000	14.699991	47.00%	71,931
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	14.233747	16.001710	12.42%	35,120
2011	14.359252	14.233747	-0.87%	38,406
2010	12.842677	14.359252	11.81%	47,131
2009	10.358075	12.842677	23.99%	58,233
2008	17.964782	10.358075	-42.34%	71,195
2007	16.862404	17.964782	6.54%	84,739
2006	15.057436	16.862404	11.99%	75,902
2005	14.244700	15.057436	5.71%	58,530
2004	13.169445	14.244700	8.16%	47,341
2003*	10.000000	13.169445	31.69%	14,201
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.674180	11.041496	14.13%	147,719
2011	9.229811	9.674180	4.81%	168,286
2010	7.199571	9.229811	28.20%	164,972
2009	5.586139	7.199571	28.88%	176,470
2008*	10.000000	5.586139	-44.14%	4,651
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.551870	10.786788	2.23%	8,317
2011	10.548150	10.551870	0.04%	10,262
2010	10.429293	10.548150	1.14%	18,685
2009	9.860285	10.429293	5.77%	17,772
2008*	10.000000	9.860285	-1.40%	274

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.738872	13.859670	18.07%	22,487
2011	13.574005	11.738872	-13.52%	23,339
2010	12.925473	13.574005	5.02%	30,815
2009*	10.000000	12.925473	29.25%	42,269
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.544799	10.892194	3.29%	75,288
2011	10.647160	10.544799	-0.96%	81,497
2010	10.240700	10.647160	3.97%	95,131
2009	9.150793	10.240700	11.91%	90,543
2008	10.704077	9.150793	-14.51%	135,120
2007	10.346619	10.704077	3.45%	182,938
2006	10.054736	10.346619	2.90%	168,620
2005	10.036805	10.054736	0.18%	179,753
2004	10.085267	10.036805	-0.48%	121,107
2003*	10.000000	10.085267	0.85%	46,380
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	13.158385	14.139706	7.46%	5,784
2011	13.467423	13.158385	-2.29%	7,941
2010	11.401784	13.467423	18.12%	11,366
2009	9.405887	11.401784	21.22%	9,996
2008	15.737151	9.405887	-40.23%	11,311
2007	15.855812	15.737151	-0.75%	17,530
2006	15.254782	15.855812	3.94%	16,721
2005	15.012368	15.254782	1.61%	18,257
2004	13.588485	15.012368	10.48%	19,680
2003*	10.000000	13.588485	35.88%	14,242
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.575458	17.069010	9.59%	26,659
2011	16.273510	15.575458	-4.29%	34,535
2010	13.413659	16.273510	21.32%	37,149
2009	10.335393	13.413659	29.78%	30,714
2008	17.283561	10.335393	-40.20%	37,973
2007	16.265200	17.283561	6.26%	98,151
2006	14.485598	16.265200	12.29%	74,037
2005	13.727148	14.485598	5.53%	40,801
2004	12.271291	13.727148	11.86%	27,313
2003*	10.000000	12.271291	22.71%	618

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	13.212635	15.781203	19.44%	140,557
2011	14.621315	13.212635	-9.63%	173,024
2010	12.800664	14.621315	14.22%	181,907
2009	9.300233	12.800664	37.64%	198,034
2008	15.788180	9.300233	-41.09%	218,389
2007	15.075751	15.788180	4.73%	252,799
2006	13.003547	15.075751	15.94%	281,181
2005	11.545805	13.003547	12.63%	322,408
2004*	10.000000	11.545805	15.46%	247,470
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	20.382955	24.344469	19.44%	77,285
2011	22.564578	20.382955	-9.67%	82,577
2010	19.748832	22.564578	14.26%	95,505
2009	14.351042	19.748832	37.61%	111,981
2008	24.355978	14.351042	-41.08%	124,270
2007	23.251982	24.355978	4.75%	149,002
2006	20.061994	23.251982	15.90%	165,589
2005	17.810972	20.061994	12.64%	188,998
2004	15.172123	17.810972	17.39%	214,349
2003*	10.000000	15.172123	51.72%	149,794
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.152703	1.53%	25,515
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.869396	17.121860	15.15%	85,317
2011	15.104731	14.869396	-1.56%	111,991
2010	13.205884	15.104731	14.38%	127,546
2009	10.448177	13.205884	26.39%	135,658
2008	17.239555	10.448177	-39.39%	160,546
2007	16.763040	17.239555	2.84%	177,429
2006	14.791636	16.763040	13.33%	175,876
2005	14.165148	14.791636	4.42%	147,494
2004	13.142514	14.165148	7.78%	149,355
2003*	10.000000	13.142514	31.43%	54,385
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.642006	23.985164	16.20%	31,910
2011	21.413044	20.642006	-3.60%	35,751
2010	17.621145	21.413044	21.52%	42,607
2009	13.036119	17.621145	35.17%	41,593
2008	21.293886	13.036119	-38.78%	54,909
2007	21.869330	21.293886	-2.63%	59,689
2006	19.314296	21.869330	13.23%	54,274
2005	17.826274	19.314296	8.35%	46,470
2004	15.146754	17.826274	17.69%	45,569
2003*	10.000000	15.146754	51.47%	24,045

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.628082	6.28%	1,537
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.574831	13.066955	3.91%	8,314
2011	11.745076	12.574831	7.06%	7,575
2010	10.874552	11.745076	8.01%	3,341
2009*	10.000000	10.874552	8.75%	3,055
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.349481	11.851685	4.42%	66,694
2011	11.378072	11.349481	-0.25%	80,588
2010	10.954048	11.378072	3.87%	93,551
2009*	10.000000	10.954048	9.54%	56,955
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.007389	10.820820	8.13%	39,038
2011*	10.000000	10.007389	0.07%	9,914
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	12.314739	14.487633	17.64%	4,235
2011	13.077277	12.314739	-5.83%	4,233
2010	11.578051	13.077277	12.95%	7,507
2009	9.031982	11.578051	28.19%	5,370
2008	14.920123	9.031982	-39.46%	6,866
2007	16.081163	14.920123	-7.22%	19,004
2006	14.048844	16.081163	14.47%	20,151
2005	13.519348	14.048844	3.92%	21,689
2004	12.321351	13.519348	9.72%	21,877
2003*	10.000000	12.321351	23.21%	9,486
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	13.221140	15.916783	20.39%	1,782
2011	16.117634	13.221140	-17.97%	1,934
2010	14.834253	16.117634	8.65%	1,935
2009	12.052948	14.834253	23.08%	914
2008	21.777079	12.052948	-44.65%	1,327
2007	20.351449	21.777079	7.01%	1,785
2006	16.135628	20.351449	26.13%	3,380
2005	14.562944	16.135628	10.80%	3,443
2004	12.691782	14.562944	14.74%	11,948
2003*	10.000000	12.691782	26.92%	1,765

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.445444	15.166068	12.80%	19,277
2011	16.573515	13.445444	-18.87%	34,492
2010	13.893565	16.573515	19.29%	21,092
2009	8.584322	13.893565	61.85%	16,416
2008	13.805667	8.584322	-37.82%	16,814
2007	13.249928	13.805667	4.19%	19,229
2006	12.725497	13.249928	4.12%	20,240
2005	12.192050	12.725497	4.38%	21,853
2004	11.754791	12.192050	3.72%	22,272
2003*	10.000000	11.754791	17.55%	8,225
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.498337	14.874074	29.36%	28,599
2011	10.548103	11.498337	9.01%	19,119
2010*	10.000000	10.548103	5.48%	12,881
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.911516	12.843574	7.82%	5,432
2011	11.443545	11.911516	4.09%	19,650
2010	10.844613	11.443545	5.52%	23,967
2009	10.040076	10.844613	8.01%	24,419
2008	11.354331	10.040076	-11.57%	59,870
2007	10.928553	11.354331	3.90%	94,528
2006	10.685986	10.928553	2.27%	61,875
2005	10.411305	10.685986	2.64%	33,828
2004	10.130478	10.411305	2.77%	33,246
2003*	10.000000	10.130478	1.30%	6,101
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	21.542942	25.075807	16.40%	5,242
2011	20.409846	21.542942	5.55%	5,280
2010	18.833473	20.409846	8.37%	6,103
2009	14.657881	18.833473	28.49%	6,386
2008	17.458787	14.657881	-16.04%	7,275
2007	16.618318	17.458787	5.06%	16,168
2006	15.187336	16.618318	9.42%	21,321
2005	13.714668	15.187336	10.74%	23,757
2004	12.616630	13.714668	8.70%	27,721
2003*	10.000000	12.616630	26.17%	22,779
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.739333	-2.61%	27,081
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.643196	-3.57%	3,155

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.673689	16.695556	6.52%	8,059
2011	16.636421	15.673689	-5.79%	9,608
2010	13.289036	16.636421	25.19%	6,283
2009	8.816097	13.289036	50.74%	1,088

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.968109	17.311831	15.66%	0
2011	14.304207	14.968109	4.64%	0
2010	12.854596	14.304207	11.28%	0
2009	10.827274	12.854596	18.72%	0
2008	18.506988	10.827274	-41.50%	0
2007	17.892030	18.506988	3.44%	0
2006	15.503132	17.892030	15.41%	0
2005	15.024168	15.503132	3.19%	0
2004	13.693110	15.024168	9.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.721634	24.216588	16.87%	38,570
2011	22.986580	20.721634	-9.85%	46,031
2010	18.406669	22.986580	24.88%	45,972
2009	13.079240	18.406669	40.73%	22,880
2008	20.635008	13.079240	-36.62%	6,804
2007	20.604211	20.635008	0.15%	0
2006	18.288161	20.604211	12.66%	0
2005	17.384867	18.288161	5.20%	0
2004	14.799761	17.384867	17.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.150789	1.51%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.232459	15.076827	5.93%	320,331
2011	12.910361	14.232459	10.24%	323,651
2010	12.449686	12.910361	3.70%	337,776
2009	11.450417	12.449686	8.73%	238,465
2008	11.794488	11.450417	-2.92%	164,927
2007	10.920015	11.794488	8.01%	97,065
2006	10.896084	10.920015	0.22%	147,414
2005	10.874842	10.896084	0.20%	142,798
2004	10.418281	10.874842	4.38%	45,017
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.888184	16.810054	12.91%	0
2011	14.672334	14.888184	1.47%	0
2010	13.062460	14.672334	12.32%	0
2009	11.242922	13.062460	16.18%	0
2008	17.461039	11.242922	-35.61%	0
2007	17.778371	17.461039	-1.78%	0
2006	15.427120	17.778371	15.24%	0
2005	14.961770	15.427120	3.11%	0
2004	13.472415	14.961770	11.05%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	14.005712	16.058213	14.65%	126,164
2011	14.317670	14.005712	-2.18%	129,897
2010	12.198606	14.317670	17.37%	138,868
2009	9.526439	12.198606	28.05%	96,929
2008	12.792189	9.526439	-25.53%	76,098
2007	13.290580	12.792189	-3.75%	80,981
2006	11.205543	13.290580	18.61%	43,771
2005*	10.000000	11.205543	12.06%	9,077
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.421855	13.475079	8.48%	157,234
2011	13.067152	12.421855	-4.94%	134,214
2010	12.067934	13.067152	8.28%	103,469
2009*	10.000000	12.067934	20.68%	48,929
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	21.224949	24.233727	14.18%	83,293
2011	21.394413	21.224949	-0.79%	86,926
2010	17.235524	21.394413	24.13%	87,490
2009	13.974154	17.235524	23.34%	52,947
2008	20.504377	13.974154	-31.85%	55,313
2007	20.923558	20.504377	-2.00%	51,112
2006	18.537637	20.923558	12.87%	68,501
2005	17.523087	18.537637	5.79%	56,121
2004	14.573424	17.523087	20.24%	16,387
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.306274	17.435668	13.91%	236,174
2011	15.267909	15.306274	0.25%	235,475
2010	13.512440	15.267909	12.99%	248,362
2009	10.867044	13.512440	24.34%	234,564
2008	17.575096	10.867044	-38.17%	239,710
2007	16.969878	17.575096	3.57%	222,939
2006	14.931032	16.969878	13.66%	192,584
2005	14.492244	14.931032	3.03%	148,222
2004	13.312395	14.492244	8.86%	47,131
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.561713	17.993863	8.65%	156,301
2011	15.438650	16.561713	7.27%	96,546
2010	13.603246	15.438650	13.49%	56,753
2009	11.281615	13.603246	20.58%	36,145
2008	16.272778	11.281615	-30.67%	24,382
2007	15.438813	16.272778	5.40%	22,519
2006	13.466826	15.438813	14.64%	22,355
2005	13.110738	13.466826	2.72%	22,119
2004	12.681876	13.110738	3.38%	6,319

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.720663	13.902178	18.61%	0
2011	13.824260	11.720663	-15.22%	0
2010	10.712167	13.824260	29.05%	0
2009	8.634253	10.712167	24.07%	0
2008	14.065272	8.634253	-38.61%	0
2007	16.071699	14.065272	-12.48%	0
2006	15.736972	16.071699	2.13%	0
2005	15.112039	15.736972	4.14%	0
2004	13.795093	15.112039	9.55%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.687983	14.856675	8.54%	0
2011	14.683822	13.687983	-6.78%	0
2010	13.171340	14.683822	11.48%	0
2009	11.787834	13.171340	11.74%	0
2008	16.989717	11.787834	-30.62%	0
2007	15.708894	16.989717	8.15%	0
2006	13.752791	15.708894	14.22%	0
2005	13.708073	13.752791	0.33%	0
2004	12.973272	13.708073	5.66%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.869675	13.894789	7.97%	106,117
2011	12.790728	12.869675	0.62%	137,917
2010	11.974030	12.790728	6.82%	144,069
2009	10.101766	11.974030	18.53%	146,500
2008	11.076617	10.101766	-8.80%	148,081
2007	10.680041	11.076617	3.71%	163,718
2006	10.417461	10.680041	2.52%	151,885
2005	10.456416	10.417461	-0.37%	101,696
2004	10.258926	10.456416	1.93%	41,911
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.178768	13.405569	10.07%	196,358
2011	12.398062	12.178768	-1.77%	118,762
2010	11.166697	12.398062	11.03%	120,635
2009	9.131944	11.166697	22.28%	77,965
2008	12.370445	9.131944	-26.18%	23,646
2007	11.566476	12.370445	6.95%	19,213
2006	10.699312	11.566476	8.10%	9,675
2005*	10.000000	10.699312	6.99%	9,177

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.153713	13.556345	11.54%	422,305
2011	12.474560	12.153713	-2.57%	383,127
2010	11.060351	12.474560	12.79%	372,610
2009	8.721797	11.060351	26.81%	217,858
2008	13.156786	8.721797	-33.71%	127,575
2007	12.128889	13.156786	8.47%	35,721
2006	11.006133	12.128889	10.20%	32,888
2005*	10.000000	11.006133	10.06%	20,710
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.841534	13.454729	13.62%	95,010
2011	12.352735	11.841534	-4.14%	97,539
2010	10.804752	12.352735	14.33%	126,296
2009	8.349378	10.804752	29.41%	123,502
2008	13.689247	8.349378	-39.01%	50,206
2007	12.493309	13.689247	9.57%	47,115
2006	11.214376	12.493309	11.40%	13,689
2005*	10.000000	11.214376	12.14%	8,505
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.935324	16.463930	3.32%	139,607
2011	17.038919	15.935324	-6.48%	183,191
2010	14.495096	17.038919	17.55%	165,740
2009	9.956721	14.495096	45.58%	176,142
2008	22.136758	9.956721	-55.02%	178,084
2007	15.408470	22.136758	43.67%	193,112
2006	13.393345	15.408470	15.05%	112,733
2005*	10.000000	13.393345	33.93%	30,570
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	15.086420	17.420485	15.47%	236,337
2011	15.192949	15.086420	-0.70%	279,825
2010	13.401575	15.192949	13.37%	302,481
2009	10.459329	13.401575	28.13%	304,908
2008	18.540287	10.459329	-43.59%	316,381
2007	18.559236	18.540287	-0.10%	333,359
2006	15.686349	18.559236	18.31%	271,108
2005	15.061405	15.686349	4.15%	185,979
2004	13.725633	15.061405	9.73%	86,904
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.251883	17.212475	12.85%	126,579
2011	15.465188	15.251883	-1.38%	138,917
2010	12.656565	15.465188	22.19%	71,175
2009	10.025990	12.656565	26.24%	72,829
2008	19.288579	10.025990	-48.02%	69,012
2007	15.438157	19.288579	24.94%	64,232
2006	14.683761	15.438157	5.14%	40,149
2005	14.107836	14.683761	4.08%	37,221
2004	13.867877	14.107836	1.73%	17,043

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.665135	14.235606	4.17%	500,939
2011	12.941194	13.665135	5.59%	550,650
2010	12.197618	12.941194	6.10%	639,382
2009	10.708075	12.197618	13.91%	736,190
2008	11.243823	10.708075	-4.76%	618,833
2007	10.951260	11.243823	2.67%	702,179
2006	10.659771	10.951260	2.73%	373,915
2005	10.604314	10.659771	0.52%	198,110
2004	10.317150	10.604314	2.78%	54,530
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.758224	26.849753	13.01%	352,296
2011	27.014572	23.758224	-12.05%	402,472
2010	21.298626	27.014572	26.84%	421,720
2009	15.448824	21.298626	37.87%	403,890
2008	25.930971	15.448824	-40.42%	392,940
2007	22.791856	25.930971	13.77%	365,353
2006	20.553638	22.791856	10.89%	305,453
2005	17.653567	20.553638	16.43%	203,170
2004	14.355502	17.653567	22.97%	67,726
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	16.264403	19.313935	18.75%	0
2011	19.945109	16.264403	-18.45%	0
2010	17.918989	19.945109	11.31%	0
2009	14.390862	17.918989	24.52%	0
2008	26.031640	14.390862	-44.72%	0
2007	22.545159	26.031640	15.46%	0
2006	19.404191	22.545159	16.19%	0
2005	16.558753	19.404191	17.18%	0
2004	14.813129	16.558753	11.78%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.831638	12.870193	18.82%	119,085
2011	13.290874	10.831638	-18.50%	132,055
2010	11.941094	13.290874	11.30%	134,255
2009	9.591527	11.941094	24.50%	138,015
2008	17.345687	9.591527	-44.70%	126,711
2007	15.021620	17.345687	15.47%	132,935
2006	12.924386	15.021620	16.23%	87,547
2005	11.032954	12.924386	17.14%	66,492
2004*	10.000000	11.032954	10.33%	19,603

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.752426	23.505337	25.35%	21,400
2011	20.897175	18.752426	-10.26%	24,917
2010	16.766879	20.897175	24.63%	24,522
2009	10.815184	16.766879	55.03%	28,812
2008	22.505859	10.815184	-51.95%	27,771
2007	21.638152	22.505859	4.01%	32,951
2006	18.906801	21.638152	14.45%	43,194
2005	18.710736	18.906801	1.05%	34,436
2004	16.660993	18.710736	12.30%	5,998
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.856123	13.175492	11.13%	453,137
2011	11.738165	11.856123	1.00%	487,807
2010	10.560423	11.738165	11.15%	487,731
2009	7.894728	10.560423	33.77%	451,150
2008	11.376790	7.894728	-30.61%	407,963
2007	11.115728	11.376790	2.35%	385,435
2006*	10.000000	11.115728	11.16%	89,243
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.941401	18.711238	10.45%	72,961
2011	16.200863	16.941401	4.57%	97,409
2010	13.612280	16.200863	19.02%	92,988
2009	11.759021	13.612280	15.76%	99,363
2008	16.351297	11.759021	-28.09%	111,276
2007	17.034126	16.351297	-4.01%	126,520
2006	14.742263	17.034126	15.55%	135,557
2005	14.448376	14.742263	2.03%	126,985
2004	13.194816	14.448376	9.50%	60,348
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	21.227051	24.790246	16.79%	152,411
2011	22.357673	21.227051	-5.06%	186,059
2010	17.675073	22.357673	26.49%	208,546
2009	13.872311	17.675073	27.41%	259,504
2008	20.994058	13.872311	-33.92%	153,969
2007	21.801820	20.994058	-3.71%	134,614
2006	18.891360	21.801820	15.41%	99,507
2005	17.605676	18.891360	7.30%	63,981
2004	14.421856	17.605676	22.08%	27,476
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.953922	10.187087	13.77%	29,309
2011	9.218340	8.953922	-2.87%	37,478
2010	8.475367	9.218340	8.77%	38,522
2009	6.595954	8.475367	28.49%	28,984
2008*	10.000000	6.595954	-34.04%	740

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.584992	17.396842	11.63%	63,889
2011	18.775640	15.584992	-16.99%	52,548
2010	16.195908	18.775640	15.93%	63,869
2009	9.509978	16.195908	70.30%	67,349
2008	20.369241	9.509978	-53.31%	71,464
2007	16.044958	20.369241	26.95%	80,957
2006	12.689601	16.044958	26.44%	93,302
2005*	10.000000	12.689601	26.90%	21,417
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.916784	20.896927	16.63%	0
2011	20.322853	17.916784	-11.84%	0
2010	19.003244	20.322853	6.94%	0
2009	14.056429	19.003244	35.19%	0
2008	23.899086	14.056429	-41.18%	0
2007	20.984278	23.899086	13.89%	0
2006	17.514557	20.984278	19.81%	0
2005	16.114848	17.514557	8.69%	0
2004	13.781741	16.114848	16.93%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.810618	14.950340	16.70%	151,054
2011	14.538151	12.810618	-11.88%	177,201
2010	13.594131	14.538151	6.94%	185,898
2009	10.044033	13.594131	35.35%	197,173
2008	17.081184	10.044033	-41.20%	460,068
2007	14.999358	17.081184	13.88%	330,987
2006	12.517583	14.999358	19.83%	194,484
2005	11.521015	12.517583	8.65%	94,200
2004*	10.000000	11.521015	15.21%	32,838
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.169032	18.352534	13.50%	213,641
2011	16.526961	16.169032	-2.17%	232,978
2010	14.646895	16.526961	12.84%	258,622
2009	12.509699	14.646895	17.08%	230,169
2008	11.939825	12.509699	4.77%	215,426
2007	10.901379	11.939825	9.53%	214,778
2006	9.792491	10.901379	11.32%	78,830
2005*	10.000000	9.792491	-2.08%	16,700
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.219489	2.19%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.998555	10.122692	12.49%	12,872
2011	10.312889	8.998555	-12.74%	1,404
2010*	10.000000	10.312889	3.13%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.034498	13.348145	20.97%	15,173
2011	11.288018	11.034498	-2.25%	9,386
2010*	10.000000	11.288018	12.88%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.642499	-3.58%	2,776
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.955345	-0.45%	5,642
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.737053	-2.63%	51,617
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.637337	13.681267	17.56%	190,113
2011	12.712334	11.637337	-8.46%	194,165
2010	11.857519	12.712334	7.21%	157,503
2009*	10.000000	11.857519	18.58%	74,436
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.811552	8.12%	30,362
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.064650	0.65%	9,371
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.986066	18.997371	11.84%	0
2011	16.987838	16.986066	-0.01%	0
2010	15.927003	16.987838	6.66%	0
2009	12.856037	15.927003	23.89%	0
2008	15.525436	12.856037	-17.19%	0
2007	14.391860	15.525436	8.93%	0
2006	13.101199	14.391860	9.85%	0
2005	12.335019	13.101199	6.21%	0
2004	11.546244	12.335019	6.83%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.858839	21.820421	22.18%	194,858
2011	19.453130	17.858839	-8.20%	219,199
2010	18.519285	19.453130	5.04%	297,075
2009	12.856640	18.519285	44.04%	252,033
2008	23.402581	12.856640	-45.06%	181,297
2007	17.363405	23.402581	34.78%	41,096
2006	16.129914	17.363405	7.65%	2,692
2005	14.526022	16.129914	11.04%	0
2004	12.481987	14.526022	16.38%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.956837	-0.43%	56,182

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	27.510257	30.714992	11.65%	82,316
2011	41.214264	27.510257	-33.25%	0
2010	33.417544	41.214264	23.33%	0
2009	18.916833	33.417544	76.66%	0
2008	40.142189	18.916833	-52.88%	0
2007	31.787788	40.142189	26.28%	0
2006	21.974735	31.787788	45.00%	0
2005	16.882250	21.974735	30.16%	0
2004	14.418830	16.882250	17.08%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	15.139408	17.426112	15.10%	8,959
2011	15.289569	15.139408	-0.98%	10,625
2010	13.819398	15.289569	10.64%	10,893
2009	10.071127	13.819398	37.22%	10,586
2008	16.199872	10.071127	-37.83%	10,772
2007	14.791974	16.199872	9.52%	12,311
2006	13.973177	14.791974	5.86%	14,562
2005	13.589474	13.973177	2.82%	19,401
2004	13.639747	13.589474	7.51%	10,743
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.224572	2.25%	5,842
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	17.019718	19.456003	14.31%	304,723
2011	17.332997	17.019718	-1.81%	332,078
2010	15.798089	17.332997	9.72%	384,125
2009	13.078095	15.798089	20.80%	407,780
2008	19.711303	13.078095	-33.65%	170,743
2007	18.572196	19.711303	6.13%	118,896
2006	15.622179	18.572196	18.88%	52,093
2005	14.873499	15.622179	5.03%	35,113
2004	13.130385	14.873499	13.28%	5,563
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.412896	11.908476	14.36%	77,749
2011	10.746091	10.412896	-3.10%	35,725
2010*	10.000000	10.746091	7.46%	17,762
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.076913	10.188010	12.24%	45,035
2011*	10.000000	9.076913	-9.23%	9,192
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.763734	15.538866	12.90%	408,811
2011	13.884154	13.763734	-0.87%	459,076
2010	12.438227	13.884154	11.62%	523,984
2009*	10.000000	12.438227	24.38%	6,774

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.165503	11.604010	14.15%	3,504,325
2011	10.209472	10.165503	-0.43%	3,576,067
2010	9.238844	10.209472	10.51%	3,614,807
2009	7.588470	9.238844	21.75%	2,521,237
2008	10.954073	7.588470	-30.72%	1,294,139
2007	10.462278	10.954073	4.70%	920,690
2006*	10.000000	10.462278	4.62%	214,682
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.381759	11.785385	3.55%	951,692
2011	10.912484	11.381759	4.30%	924,374
2010	10.436622	10.912484	4.56%	994,307
2009	9.433308	10.436622	10.64%	676,792
2008	10.609831	9.433308	-11.09%	291,584
2007	10.444352	10.609831	1.58%	138,362
2006*	10.000000	10.444352	4.44%	27,975
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.069132	12.126730	20.43%	403,386
2011	11.254382	10.069132	-10.53%	438,968
2010	10.249994	11.254382	9.80%	440,989
2009	7.337562	10.249994	39.69%	393,561
2008	12.121527	7.337562	-39.47%	303,110
2007	10.744833	12.121527	12.81%	223,516
2006*	10.000000	10.744833	7.45%	70,777
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.365156	10.846099	15.81%	490,524
2011	9.960000	9.365156	-5.97%	545,875
2010	8.542120	9.960000	16.60%	600,914
2009	6.239296	8.542120	36.91%	511,826
2008	11.337557	6.239296	-44.97%	447,245
2007	10.271422	11.337557	10.38%	346,633
2006*	10.000000	10.271422	2.71%	144,496
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.153379	9.415433	15.48%	1,290,450
2011	8.453715	8.153379	-3.55%	1,376,226
2010	7.721847	8.453715	9.48%	1,454,652
2009	5.989361	7.721847	28.93%	971,614
2008	9.802828	5.989361	-38.90%	385,747
2007*	10.000000	9.802828	-1.97%	142,658

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.017897	19.231348	13.01%	9,669
2011	16.615888	17.017897	2.42%	10,957
2010	14.885141	16.615888	11.63%	11,254
2009	10.334841	14.885141	44.03%	17,753
2008	14.548361	10.334841	-28.96%	25,743
2007	14.300269	14.548361	1.73%	32,870
2006	13.105761	14.300269	9.11%	39,553
2005	12.975746	13.105761	1.00%	45,730
2004	11.947040	12.975746	8.61%	40,613
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.554747	15.338015	13.16%	150,878
2011	13.235892	13.554747	2.41%	194,171
2010	11.856601	13.235892	11.63%	204,563
2009	8.227523	11.856601	44.11%	181,936
2008	11.599384	8.227523	-29.07%	122,297
2007	11.397886	11.599384	1.77%	172,994
2006	10.446260	11.397886	9.11%	102,501
2005*	10.000000	10.446260	4.46%	55,184
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	15.194556	17.712598	16.57%	93,615
2011	15.805002	15.194556	-3.86%	101,398
2010	13.877669	15.805002	13.89%	109,694
2009	10.967290	13.877669	26.54%	108,805
2008	17.708621	10.967290	-38.07%	126,337
2007	18.432802	17.708621	-3.93%	270,439
2006	16.168555	18.432802	14.00%	159,353
2005	15.766205	16.168555	2.55%	49,457
2004	13.649814	15.766205	15.50%	14,095
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.646121	8.812490	15.25%	27,361
2011	8.773136	7.646121	-12.85%	102,191
2010	7.707297	8.773136	13.83%	69,480
2009	5.107601	7.707297	50.90%	52,109
2008*	10.000000	5.107601	-48.92%	746
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.219979	10.130566	9.88%	211,657
2011	9.661405	9.219979	-4.57%	242,739
2010	7.926029	9.661405	21.89%	271,092
2009	6.120582	7.926029	29.50%	517,670
2008*	10.000000	6.120582	-38.79%	619,328

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.483576	9.720625	14.58%	58,296
2011	9.185337	8.483576	-7.64%	58,934
2010	8.099592	9.185337	13.40%	55,767
2009	6.355008	8.099592	27.45%	20,680
2008*	10.000000	6.355008	-36.45%	1,443
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.919751	10.867888	9.56%	470,787
2011	10.192308	9.919751	-2.67%	410,931
2010	9.357952	10.192308	8.92%	478,716
2009	7.916818	9.357952	18.20%	301,984
2008*	10.000000	7.916818	-20.83%	70,454
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.307046	10.433676	12.11%	2,148,137
2011	9.771043	9.307046	-4.75%	2,180,121
2010	8.812871	9.771043	10.87%	2,151,458
2009	7.194892	8.812871	22.49%	1,061,888
2008*	10.000000	7.194892	-28.05%	204,780
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.655439	11.299466	6.04%	601,301
2011	10.650655	10.655439	0.04%	604,881
2010	10.108923	10.650655	5.36%	715,052
2009	9.066730	10.108923	11.49%	554,556
2008*	10.000000	9.066730	-9.33%	164,394
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.618214	10.661747	10.85%	1,820,828
2011	9.982416	9.618214	-3.65%	1,830,443
2010	9.085842	9.982416	9.87%	1,748,691
2009	7.552592	9.085842	20.30%	779,415
2008*	10.000000	7.552592	-24.47%	290,101
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.968194	10.137244	13.04%	1,059,530
2011	9.536164	8.968194	-5.96%	1,126,027
2010	8.531026	9.536164	11.78%	1,136,843
2009	6.831944	8.531026	24.87%	638,743
2008*	10.000000	6.831944	-31.68%	476,751
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.192902	11.064882	8.55%	521,380
2011	10.360114	10.192902	-1.61%	562,389
2010	9.631751	10.360114	7.56%	540,230
2009	8.296674	9.631751	16.09%	349,715
2008*	10.000000	8.296674	-17.03%	43,916

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.630010	12.331110	6.03%	91,426
2011	11.096503	11.630010	4.81%	95,326
2010	10.534320	11.096503	5.34%	107,939
2009	9.833651	10.534320	7.13%	279,373
2008*	10.000000	9.833651	-1.66%	817
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.611065	13.325910	5.67%	36,597
2011	12.054199	12.611065	4.62%	32,082
2010	11.302080	12.054199	6.65%	23,942
2009	9.839470	11.302080	14.86%	17,893
2008*	10.000000	9.839470	-1.61%	1,138
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	29.118581	33.605050	15.41%	0
2011	38.133539	29.118581	-23.64%	0
2010	33.348434	38.133539	14.35%	0
2009	20.727818	33.348434	60.89%	0
2008	49.945207	20.727818	-58.50%	0
2007	34.872641	49.945207	43.22%	0
2006	25.931436	34.872641	34.48%	0
2005	19.863252	25.931436	30.55%	0
2004	16.718312	19.863252	18.81%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.333484	19.991577	15.34%	106,718
2011	22.698293	17.333484	-23.64%	110,713
2010	19.854163	22.698293	14.33%	129,143
2009	12.340426	19.854163	60.89%	135,208
2008	29.688313	12.340426	-58.43%	116,981
2007	20.692063	29.688313	43.48%	169,431
2006	15.359531	20.692063	34.72%	117,255
2005	11.751298	15.359531	30.70%	55,313
2004*	10.000000	11.751298	17.51%	15,317
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.271782	13.492384	1.66%	518,539
2011	12.542901	13.271782	5.81%	567,567
2010	12.134304	12.542901	3.37%	690,984
2009	11.978319	12.134304	1.30%	818,869
2008	11.272066	11.978319	6.27%	856,207
2007	10.663790	11.272066	5.70%	629,418
2006	10.459828	10.663790	1.95%	360,918
2005	10.267502	10.459828	1.87%	151,040
2004	10.079205	10.267502	1.87%	48,932

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.899010	7.841921	13.67%	63,816
2011	7.770266	6.899010	-11.21%	75,408
2010	6.970197	7.770266	11.48%	75,399
2009	5.458108	6.970197	27.70%	83,451
2008*	10.000000	5.458108	-45.42%	25,627
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.606187	8.869766	16.61%	42,638
2011	8.846856	7.606187	-14.02%	105,378
2010	8.350063	8.846856	5.95%	45,868
2009	6.581420	8.350063	26.87%	40,800
2008	11.723228	6.581420	-43.86%	35,008
2007	10.864484	11.723228	7.90%	32,532
2006*	10.000000	10.864484	8.64%	8,242
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.637218	19.022168	14.34%	174,017
2011	17.554574	16.637218	-5.23%	155,894
2010	15.523723	17.554574	13.08%	174,867
2009	12.370643	15.523723	25.49%	173,859
2008	19.855704	12.370643	-37.70%	162,467
2007	18.997011	19.855704	4.52%	161,614
2006	16.476890	18.997011	15.29%	137,345
2005	15.474378	16.476890	6.48%	102,836
2004	13.756567	15.474378	12.49%	30,226
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.437013	13.420290	7.91%	221,171
2011	12.496296	12.437013	-0.47%	240,732
2010	11.535143	12.496296	8.33%	208,039
2009*	10.000000	11.535143	15.35%	48,114
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.063036	14.464860	10.73%	469,878
2011	13.366494	13.063036	-2.27%	420,838
2010	12.094311	13.366494	10.52%	406,271
2009*	10.000000	12.094311	20.94%	174,230
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.045914	13.535441	3.75%	442,100
2011	12.847503	13.045914	1.54%	422,137
2010	12.298583	12.847503	4.46%	394,294
2009	11.428645	12.298583	7.61%	327,494
2008	12.327518	11.428645	-7.29%	222,126
2007	11.858987	12.327518	3.95%	122,134
2006	11.322875	11.858987	4.73%	168,706
2005	11.110005	11.322875	1.92%	142,027
2004	10.761380	11.110005	3.24%	38,480

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	15.129256	16.538178	9.31%	1,394,922
2011	15.342067	15.129256	-1.39%	1,499,849
2010	14.021652	15.342067	9.42%	1,506,179
2009	11.930560	14.021652	17.53%	1,374,835
2008	15.746448	11.930560	-24.23%	1,041,484
2007	15.108073	15.746448	4.23%	962,425
2006	13.752881	15.108073	9.85%	750,143
2005	13.233347	13.752881	3.93%	497,067
2004	12.246598	13.233347	8.06%	220,917
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	16.142395	18.115146	12.22%	1,006,594
2011	16.718384	16.142395	-3.45%	1,105,615
2010	15.019417	16.718384	11.31%	1,132,114
2009	12.239448	15.019417	22.71%	1,168,776
2008	18.083882	12.239448	-32.32%	1,149,402
2007	17.270506	18.083882	4.71%	961,562
2006	15.283830	17.270506	13.00%	791,389
2005	14.469114	15.283830	5.63%	427,687
2004	13.084763	14.469114	10.58%	135,684
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.263081	15.201313	6.58%	534,885
2011	14.165686	14.263081	0.69%	502,518
2010	13.232525	14.165686	7.05%	485,329
2009	11.708659	13.232525	13.01%	446,996
2008	13.970722	11.708659	-16.19%	333,608
2007	13.379019	13.970722	4.42%	225,582
2006	12.508072	13.379019	6.96%	236,428
2005	12.134419	12.508072	3.08%	196,573
2004	11.478708	12.134419	5.71%	76,993
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.304699	15.542499	16.82%	821,523
2011	13.831503	13.304699	-3.81%	922,148
2010	12.920287	13.831503	7.05%	1,054,296
2009*	10.000000	12.920287	29.20%	2,488
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	21.089310	24.439049	15.88%	108,376
2011	21.935436	21.089310	-3.86%	117,451
2010	17.618923	21.935436	24.50%	120,515
2009	13.059815	17.618923	34.91%	125,623
2008	20.836514	13.059815	-37.32%	121,887
2007	19.638607	20.836514	6.10%	114,833
2006	18.115151	19.638607	8.41%	107,274
2005	16.380448	18.115151	10.59%	83,885
2004	14.347431	16.380448	14.17%	25,652

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.311101	10.171524	-1.35%	992,560
2011	10.451806	10.311101	-1.35%	1,044,585
2010	10.594821	10.451806	-1.35%	981,165
2009	10.735302	10.594821	-1.31%	846,910
2008	10.663223	10.735302	0.68%	1,322,093
2007	10.315557	10.663223	3.37%	796,004
2006	10.003163	10.315557	3.12%	401,137
2005	9.876176	10.003163	1.29%	222,763
2004	9.930753	9.876176	-0.55%	30,781
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.066138	15.575561	10.73%	163,747
2011	13.508710	14.066138	4.13%	166,053
2010	12.382528	13.508710	9.09%	173,948
2009	10.091608	12.382528	22.70%	144,468
2008	12.368402	10.091608	-18.41%	130,915
2007	11.984317	12.368402	3.20%	132,354
2006	11.587251	11.984317	3.43%	117,922
2005	11.494784	11.587251	0.80%	80,224
2004	10.937420	11.494784	5.10%	13,071
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.156839	9.295303	13.96%	313,780
2011	9.148676	8.156839	-10.84%	348,604
2010	8.148819	9.148676	12.27%	316,515
2009	6.068969	8.148819	34.27%	521,218
2008*	10.000000	6.068969	-39.31%	559,797
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.784645	14.761709	15.46%	0
2011	15.504115	12.784645	-17.54%	0
2010	14.841309	15.504115	4.47%	0
2009	11.616530	14.841309	27.76%	0
2008	22.002251	11.616530	-47.20%	0
2007	21.716813	22.002251	1.31%	0
2006	17.984275	21.716813	20.75%	0
2005	16.307636	17.984275	10.28%	0
2004	13.775679	16.307636	18.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	9.004702	10.388209	15.36%	84,825
2011	10.918301	9.004702	-17.53%	93,242
2010	10.455896	10.918301	4.42%	92,686
2009	8.185065	10.455896	27.74%	75,290
2008	15.495012	8.185065	-47.18%	248,721
2007	15.295515	15.495012	1.30%	296,170
2006	12.666214	15.295515	20.76%	139,113
2005	11.483870	12.666214	10.30%	54,583
2004*	10.000000	11.483870	14.84%	15,662

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.737966	10.010976	14.57%	221,613
2011	9.153164	8.737966	-4.54%	247,692
2010	8.043060	9.153164	13.80%	293,858
2009	6.303040	8.043060	27.61%	325,471
2008*	10.000000	6.303040	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.147953	9.451663	16.00%	92,571
2011	8.795065	8.147953	-7.36%	113,254
2010	7.907475	8.795065	11.22%	124,727
2009	6.291166	7.907475	25.69%	107,580
2008*	10.000000	6.291166	-37.09%	9,138
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.133713	10.329616	13.09%	239,902
2011	9.689752	9.133713	-5.74%	279,666
2010	7.766574	9.689752	24.76%	319,902
2009	6.213418	7.766574	25.00%	426,907
2008*	10.000000	6.213418	-37.87%	199,915
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.802270	11.250215	14.77%	170,920
2011	10.172277	9.802270	-3.64%	194,547
2010	8.619231	10.172277	18.02%	223,871
2009	6.696728	8.619231	28.71%	353,134
2008*	10.000000	6.696728	-33.03%	402,493
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.329288	15.986134	11.56%	15,184
2011	14.651154	14.329288	-2.20%	24,980
2010	11.871272	14.651154	23.42%	31,204
2009	9.461478	11.871272	25.47%	21,400
2008	17.939682	9.461478	-47.26%	24,546
2007	16.608641	17.939682	8.01%	27,281
2006	16.347294	16.608641	1.60%	21,333
2005	15.380584	16.347294	6.29%	20,725
2004	13.776862	15.380584	11.64%	8,313
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	20.003825	23.739961	18.68%	43,510
2011	21.446564	20.003825	-6.73%	55,457
2010	17.189098	21.446564	24.77%	66,508
2009	13.844194	17.189098	24.16%	74,315
2008	20.729703	13.844194	-33.22%	72,723
2007	22.652544	20.729703	-8.49%	79,556
2006	19.609138	22.652544	15.52%	82,199
2005	19.338845	19.609138	1.40%	70,678
2004	16.755579	19.338845	15.42%	28,228

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.471320	22.132590	13.67%	128,630
2011	20.953182	19.471320	-7.07%	154,380
2010	16.994550	20.953182	23.29%	164,262
2009	12.814972	16.994550	32.61%	176,940
2008	21.073152	12.814972	-39.19%	201,589
2007	20.965911	21.073152	0.51%	204,496
2006	19.017136	20.965911	10.25%	181,316
2005	17.210305	19.017136	10.50%	113,589
2004	14.686966	17.210305	17.18%	47,538
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	14.106368	15.842417	12.31%	167,206
2011	14.245139	14.106368	-0.97%	184,204
2010	12.753523	14.245139	11.70%	219,412
2009	10.296592	12.753523	23.86%	377,802
2008	17.876306	10.296592	-42.40%	453,553
2007	16.796453	17.876306	6.43%	378,596
2006	15.013691	16.796453	11.87%	181,494
2005	14.217659	15.013691	5.60%	24,950
2004	13.157764	14.217659	8.06%	4,379
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.638248	10.989318	14.02%	241,821
2011	9.204832	9.638248	4.71%	266,404
2010	7.187353	9.204832	28.07%	287,789
2009	5.582333	7.187353	28.75%	291,704
2008*	10.000000	5.582333	-44.18%	8,700
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.512764	10.735896	2.12%	108,625
2011	10.519687	10.512764	-0.07%	90,206
2010	10.411702	10.519687	1.04%	131,335
2009	9.853625	10.411702	5.66%	170,195
2008*	10.000000	9.853625	-1.46%	26,844
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.707206	13.808265	17.95%	234,643
2011	13.551092	11.707206	-13.61%	256,060
2010	12.916734	13.551092	4.91%	260,525
2009*	10.000000	12.916734	29.17%	404,395

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.450412	10.783742	3.19%	203,051
2011	10.562516	10.450412	-1.06%	203,686
2010	10.169582	10.562516	3.86%	207,252
2009	9.096457	10.169582	11.80%	283,961
2008	10.651306	9.096457	-14.60%	448,534
2007	10.306104	10.651306	3.35%	449,597
2006	10.025491	10.306104	2.80%	219,618
2005	10.017727	10.025491	0.08%	56,314
2004	10.076302	10.017727	-0.58%	23,040
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	13.040634	13.998956	7.35%	4,655
2011	13.360411	13.040634	-2.39%	5,743
2010	11.322617	13.360411	18.00%	5,408
2009	9.350047	11.322617	21.10%	6,414
2008	15.659615	9.350047	-40.29%	9,730
2007	15.793777	15.659615	-0.85%	9,186
2006	15.210473	15.793777	3.83%	19,574
2005	14.983876	15.210473	1.51%	17,294
2004	13.576436	14.983876	10.37%	2,089
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.439281	16.902608	9.48%	104,994
2011	16.147547	15.439281	-4.39%	108,901
2010	13.323313	16.147547	21.20%	60,711
2009	10.276191	13.323313	29.65%	58,482
2008	17.202042	10.276191	-40.26%	77,295
2007	16.204973	17.202042	6.15%	479,372
2006	14.446550	16.204973	12.17%	239,942
2005	13.703983	14.446550	5.42%	39,372
2004	12.263001	13.703983	11.75%	13,339
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	13.110531	15.643348	19.32%	335,382
2011	14.523005	13.110531	-9.73%	386,629
2010	12.727467	14.523005	14.11%	403,899
2009	9.256424	12.727467	37.50%	430,570
2008	15.729765	9.256424	-41.15%	436,397
2007	15.035283	15.729765	4.62%	489,277
2006	12.981744	15.035283	15.82%	436,299
2005	11.538075	12.981744	12.51%	292,498
2004*	10.000000	11.538075	15.38%	105,147

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	20.200529	24.102117	19.31%	0
2011	22.385268	20.200529	-9.76%	0
2010	19.611735	22.385268	14.14%	0
2009	14.265857	19.611735	37.47%	0
2008	24.235994	14.265857	-41.14%	0
2007	23.161016	24.235994	4.64%	0
2006	20.003702	23.161016	15.78%	0
2005	17.777160	20.003702	12.52%	0
2004	15.158662	17.777160	17.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.150851	1.51%	35,660
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.736275	16.951357	15.03%	220,550
2011	14.984651	14.736275	-1.66%	257,644
2010	13.114176	14.984651	14.26%	277,945
2009	10.386137	13.114176	26.27%	409,158
2008	17.154604	10.386137	-39.46%	456,397
2007	16.697442	17.154604	2.74%	402,164
2006	14.748650	16.697442	13.21%	244,328
2005	14.138262	14.748650	4.32%	91,725
2004	13.130858	14.138262	7.67%	29,921
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.457250	23.746363	16.08%	111,450
2011	21.242850	20.457250	-3.70%	114,103
2010	17.498787	21.242850	21.40%	123,330
2009	12.958732	17.498787	35.03%	122,619
2008	21.188998	12.958732	-38.84%	206,688
2007	21.783803	21.188998	-2.73%	169,218
2006	19.258207	21.783803	13.11%	99,784
2005	17.792456	19.258207	8.24%	39,773
2004	15.133349	17.792456	17.57%	6,919
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.620910	6.21%	47,664
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.540903	13.018453	3.81%	41,883
2011	11.725233	12.540903	6.96%	69,770
2010	10.867188	11.725233	7.90%	89,990
2009*	10.000000	10.867188	8.67%	67,940
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.318862	11.807707	4.32%	375,211
2011	11.358857	11.318862	-0.35%	367,775
2010	10.946630	11.358857	3.77%	359,542
2009*	10.000000	10.946630	9.47%	281,712

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.000665	10.802571	8.02%	137,819
2011*	10.000000	10.000665	0.01%	41,863
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	12.207076	14.346395	17.53%	3,670
2011	12.976061	12.207076	-5.93%	6,247
2010	11.500066	12.976061	12.83%	6,204
2009	8.980258	11.500066	28.06%	6,195
2008	14.849750	8.980258	-39.53%	9,415
2007	16.021634	14.849750	-7.31%	9,245
2006	14.010980	16.021634	14.35%	9,087
2005	13.496539	14.010980	3.81%	9,271
2004	12.313029	13.496539	9.61%	2,548
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	13.105530	15.761587	20.27%	0
2011	15.992894	13.105530	-18.05%	0
2010	14.734348	15.992894	8.54%	0
2009	11.983921	14.734348	22.95%	0
2008	21.674378	11.983921	-44.71%	0
2007	20.276123	21.674378	6.90%	0
2006	16.092143	20.276123	26.00%	0
2005	14.538385	16.092143	10.69%	0
2004	12.683202	14.538385	14.63%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.327908	15.018224	12.68%	1,664
2011	16.445268	13.327908	-18.96%	3,941
2010	13.800010	16.445268	19.17%	2,560
2009	8.535155	13.800010	61.68%	4,651
2008	13.740535	8.535155	-37.88%	1,579
2007	13.200866	13.740535	4.09%	3,765
2006	12.691194	13.200866	4.02%	3,966
2005	12.171471	12.691194	4.27%	1,927
2004	11.746841	12.171471	3.61%	1,680
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.478993	14.833985	29.23%	85,779
2011	10.541009	11.478993	8.90%	48,336
2010*	10.000000	10.541009	5.41%	19,185

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.807386	12.718376	7.72%	32,086
2011	11.354982	11.807386	3.98%	38,120
2010	10.771586	11.354982	5.42%	40,961
2009	9.982568	10.771586	7.90%	49,911
2008	11.300746	9.982568	-11.66%	268,678
2007	10.888066	11.300746	3.79%	351,218
2006	10.657168	10.888066	2.17%	155,379
2005	10.393726	10.657168	2.53%	38,337
2004	10.123619	10.393726	2.67%	4,564
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	21.347541	24.823152	16.28%	0
2011	20.245173	21.347541	5.45%	0
2010	18.700436	20.245173	8.26%	0
2009	14.569082	18.700436	28.36%	0
2008	17.370623	14.569082	-16.13%	0
2007	16.551235	17.370623	4.95%	0
2006	15.141320	16.551235	9.31%	0
2005	13.686939	15.141320	10.63%	0
2004	12.603873	13.686939	8.59%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.732728	-2.67%	51,494
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.636684	-3.63%	9,000
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.560948	16.558629	6.41%	28,646
2011	16.533472	15.560948	-5.88%	37,963
2010	13.220174	16.533472	25.06%	36,552
2009	8.779302	13.220174	50.58%	14,754

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.900874	17.225318	15.60%	126
2011	14.247159	14.900874	4.59%	155
2010	12.809821	14.247159	11.22%	192
2009	10.795030	12.809821	18.66%	189
2008	18.461268	10.795030	-41.53%	2,248
2007	17.856937	18.461268	3.38%	4,910
2006	15.480541	17.856937	15.35%	8,441
2005	15.009864	15.480541	3.14%	11,355
2004	13.687020	15.009864	9.66%	11,145
2003*	10.000000	13.687020	36.87%	5,472
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.628604	24.095626	16.81%	4,198
2011	22.894965	20.628604	-9.90%	5,167
2010	18.342594	22.894965	24.82%	6,497
2009	13.040332	18.342594	40.66%	2,349
2008	20.584087	13.040332	-36.65%	2,701
2007	20.563843	20.584087	0.10%	1,679
2006	18.261561	20.563843	12.61%	1,744
2005	17.368350	18.261561	5.14%	2,270
2004	14.793193	17.368350	17.41%	2,330
2003*	10.000000	14.793193	47.93%	460
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.147362	1.47%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.167698	15.000600	5.88%	65,552
2011	12.858112	14.167698	10.18%	73,513
2010	12.405588	12.858112	3.65%	70,236
2009	11.415645	12.405588	8.67%	72,141
2008	11.764634	11.415645	-2.97%	87,333
2007	10.897925	11.764634	7.95%	58,902
2006	10.879541	10.897925	0.17%	49,535
2005	10.863822	10.879541	0.14%	47,300
2004	10.413001	10.863822	4.33%	39,269
2003*	10.000000	10.413001	4.13%	17,534
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.821372	16.726120	12.85%	6,322
2011	14.613877	14.821372	1.42%	6,334
2010	13.017014	14.613877	12.27%	6,972
2009	11.209491	13.017014	16.12%	7,667
2008	17.417966	11.209491	-35.64%	7,950
2007	17.743553	17.417966	-1.83%	11,875
2006	15.404684	17.743553	15.18%	12,101
2005	14.947564	15.404684	3.06%	12,827
2004	13.466442	14.947564	11.00%	14,635
2003*	10.000000	13.466442	34.66%	2,803

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.958477	15.995919	14.60%	35,077
2011	14.276613	13.958477	-2.23%	34,872
2010	12.169785	14.276613	17.31%	40,359
2009	9.508752	12.169785	27.99%	29,879
2008	12.774928	9.508752	-25.57%	22,771
2007	13.279416	12.774928	-3.80%	22,081
2006	11.201786	13.279416	18.55%	41,169
2005*	10.000000	11.201786	12.02%	3,051
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.405078	13.450045	8.42%	14,685
2011	13.056117	12.405078	-4.99%	14,483
2010	12.063857	13.056117	8.23%	4,122
2009*	10.000000	12.063857	20.64%	2,545
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.982459	17.097628	14.12%	23,707
2011	15.109725	14.982459	-0.84%	25,706
2010	12.178690	15.109725	24.07%	25,773
2009	9.879210	12.178690	23.28%	17,334
2008	14.503198	9.879210	-31.88%	25,268
2007	14.807242	14.503198	-2.05%	24,327
2006	13.125399	14.807242	12.81%	25,061
2005	12.413331	13.125399	5.74%	23,020
2004	10.329023	12.413331	20.18%	12,795
2003	7.603070	10.329023	35.85%	2,978
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.237582	17.348611	13.85%	28,418
2011	15.207074	15.237582	0.20%	37,597
2010	13.465411	15.207074	12.93%	36,798
2009	10.834719	13.465411	24.28%	59,742
2008	17.531735	10.834719	-38.20%	93,709
2007	16.936638	17.531735	3.51%	89,043
2006	14.909312	16.936638	13.60%	80,348
2005	14.478475	14.909312	2.98%	66,026
2004	13.306493	14.478475	8.81%	41,292
2003*	10.000000	13.306493	33.06%	28,236
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.487382	17.904014	8.59%	27,999
2011	15.377130	16.487382	7.22%	15,190
2010	13.555906	15.377130	13.43%	14,462
2009	11.248056	13.555906	20.52%	11,341
2008	16.232610	11.248056	-30.71%	14,207
2007	15.408556	16.232610	5.35%	16,082
2006	13.447233	15.408556	14.59%	20,964
2005	13.098276	13.447233	2.66%	22,455
2004	12.676249	13.098276	3.33%	16,555
2003*	10.000000	12.676249	26.76%	1,477

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.668047	13.832750	18.55%	463
2011	13.769189	11.668047	-15.26%	463
2010	10.674896	13.769189	28.99%	209
2009	8.608565	10.674896	24.00%	209
2008	14.030554	8.608565	-38.64%	278
2007	16.040210	14.030554	-12.53%	276
2006	15.714074	16.040210	2.08%	265
2005	15.097688	15.714074	4.08%	259
2004	13.788981	15.097688	9.49%	255
2003*	10.000000	13.788981	37.89%	258
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.626497	14.782407	8.48%	137
2011	14.625268	13.626497	-6.83%	138
2010	13.125467	14.625268	11.43%	726
2009	11.752741	13.125467	11.68%	700
2008	16.947745	11.752741	-30.65%	1,395
2007	15.678084	16.947745	8.10%	1,529
2006	13.732760	15.678084	14.17%	742
2005	13.695033	13.732760	0.28%	1,241
2004	12.967508	13.695033	5.61%	2
2003*	10.000000	12.967508	29.68%	2,049
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.811898	13.825382	7.91%	30,826
2011	12.739747	12.811898	0.57%	38,619
2010	11.932364	12.739747	6.77%	37,012
2009	10.071721	11.932364	18.47%	38,315
2008	11.049264	10.071721	-8.85%	40,354
2007	10.659108	11.049264	3.66%	43,030
2006	10.402291	10.659108	2.47%	34,354
2005	10.446467	10.402291	-0.42%	31,733
2004	10.254363	10.446467	1.87%	20,830
2003*	10.000000	10.254363	2.54%	12,032
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.137701	13.353585	10.02%	50,081
2011	12.362512	12.137701	-1.82%	61,969
2010	11.140329	12.362512	10.97%	61,391
2009	9.115000	11.140329	22.22%	14,287
2008	12.353759	9.115000	-26.22%	14,026
2007	11.556756	12.353759	6.90%	44,670
2006	10.695724	11.556756	8.05%	7,700
2005*	10.000000	10.695724	6.96%	428

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.112700	13.503728	11.48%	85,572
2011	12.438770	12.112700	-2.62%	110,804
2010	11.034212	12.438770	12.73%	105,553
2009	8.705603	11.034212	26.75%	26,564
2008	13.139021	8.705603	-33.74%	55,474
2007	12.118680	13.139021	8.42%	60,456
2006	11.002430	12.118680	10.15%	15,689
2005*	10.000000	11.002430	10.02%	1,213
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.801584	13.402528	13.57%	0
2011	12.317292	11.801584	-4.19%	0
2010	10.779212	12.317292	14.27%	0
2009	8.333860	10.779212	29.34%	194
2008	13.670760	8.333860	-39.04%	431
2007	12.482803	13.670760	9.52%	5,213
2006	11.210612	12.482803	11.35%	196
2005*	10.000000	11.210612	12.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.881541	16.400030	3.26%	16,902
2011	16.990007	15.881541	-6.52%	18,814
2010	14.460817	16.990007	17.49%	20,681
2009	9.938215	14.460817	45.51%	23,941
2008	22.106855	9.938215	-55.04%	49,970
2007	15.395506	22.106855	43.59%	51,318
2006	13.388857	15.395506	14.99%	46,336
2005*	10.000000	13.388857	33.89%	11,890
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	15.018702	17.333480	15.41%	42,063
2011	15.132410	15.018702	-0.75%	47,073
2010	13.354933	15.132410	13.31%	52,603
2009	10.428218	13.354933	28.07%	55,264
2008	18.494533	10.428218	-43.61%	98,095
2007	18.522872	18.494533	-0.15%	121,316
2006	15.663521	18.522872	18.25%	125,990
2005	15.047094	15.663521	4.10%	90,555
2004	13.719547	15.047094	9.68%	53,324
2003*	10.000000	13.719547	37.20%	25,862

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.183404	17.126502	12.80%	24,417
2011	15.403556	15.183404	-1.43%	27,409
2010	12.612505	15.403556	22.13%	16,506
2009	9.996152	12.612505	26.17%	26,154
2008	19.240959	9.996152	-48.05%	39,549
2007	15.407887	19.240959	24.88%	50,529
2006	14.662392	15.407887	5.08%	74,644
2005	14.094424	14.662392	4.03%	48,880
2004	13.861724	14.094424	1.68%	40,122
2003*	10.000000	13.861724	38.62%	10,833
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.603837	14.164557	4.12%	146,179
2011	12.889647	13.603837	5.54%	136,698
2010	12.155176	12.889647	6.04%	161,143
2009	10.676221	12.155176	13.85%	258,281
2008	11.216062	10.676221	-4.81%	246,717
2007	10.929789	11.216062	2.62%	322,720
2006	10.644254	10.929789	2.68%	197,893
2005	10.594241	10.644254	0.47%	74,524
2004	10.312578	10.594241	2.73%	42,127
2003*	10.000000	10.312578	3.13%	19,179
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.651653	26.715741	12.96%	38,829
2011	26.907004	23.651653	-12.10%	46,870
2010	21.224553	26.907004	26.77%	53,204
2009	15.402902	21.224553	37.80%	52,433
2008	25.867043	15.402902	-40.45%	64,606
2007	22.747258	25.867043	13.71%	72,762
2006	20.523782	22.747258	10.83%	60,506
2005	17.636821	20.523782	16.37%	55,366
2004	14.349148	17.636821	22.91%	23,643
2003*	10.000000	14.349148	43.49%	2,541
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	16.191358	19.217434	18.69%	2,532
2011	19.865603	16.191358	-18.50%	2,882
2010	17.856604	19.865603	11.25%	2,599
2009	14.348047	17.856604	24.45%	2,794
2008	25.967400	14.348047	-44.75%	3,276
2007	22.500984	25.967400	15.41%	3,836
2006	19.375962	22.500984	16.13%	3,874
2005	16.543030	19.375962	17.12%	3,925
2004	14.806560	16.543030	11.73%	7,339
2003*	10.000000	14.806560	48.07%	4,338

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.789640	12.813783	18.76%	17,511
2011	13.246052	10.789640	-18.54%	17,070
2010	11.906851	13.246052	11.25%	17,908
2009	9.568871	11.906851	24.43%	18,315
2008	17.313521	9.568871	-44.73%	40,031
2007	15.001417	17.313521	15.41%	48,663
2006	12.913528	15.001417	16.17%	64,276
2005	11.029257	12.913528	17.08%	65,924
2004*	10.000000	11.029257	10.29%	23,073
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.668231	23.387917	25.28%	8,302
2011	20.813890	18.668231	-10.31%	9,365
2010	16.708512	20.813890	24.57%	12,189
2009	10.783003	16.708512	54.95%	12,301
2008	22.450321	10.783003	-51.97%	10,404
2007	21.595759	22.450321	3.96%	10,201
2006	18.879295	21.595759	14.39%	10,442
2005	18.692960	18.879295	1.00%	14,126
2004	16.653600	18.692960	12.25%	12,413
2003*	10.000000	16.653600	66.54%	6,495
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.822160	13.131082	11.07%	233,981
2011	11.710454	11.822160	0.95%	234,088
2010	10.540823	11.710454	11.10%	234,194
2009	7.884068	10.540823	33.70%	235,917
2008	11.367190	7.884068	-30.64%	241,933
2007	11.112000	11.367190	2.30%	253,509
2006*	10.000000	11.112000	11.12%	229,180
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.865312	18.617738	10.39%	21,973
2011	16.136270	16.865312	4.52%	24,555
2010	13.564864	16.136270	18.96%	23,012
2009	11.724024	13.564864	15.70%	17,291
2008	16.310914	11.724024	-28.12%	22,947
2007	17.000729	16.310914	-4.06%	24,704
2006	14.720795	17.000729	15.49%	66,778
2005	14.434646	14.720795	1.98%	57,588
2004	13.188961	14.434646	9.44%	23,341
2003*	10.000000	13.188961	31.89%	2,118

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	21.131763	24.666418	16.73%	25,561
2011	22.268576	21.131763	-5.11%	31,470
2010	17.613557	22.268576	26.43%	39,408
2009	13.831043	17.613557	27.35%	63,173
2008	20.942246	13.831043	-33.96%	37,152
2007	21.759128	20.942246	-3.75%	33,156
2006	18.863905	21.759128	15.35%	42,712
2005	17.588961	18.863905	7.25%	38,063
2004	14.415457	17.588961	22.01%	10,971
2003*	10.000000	14.415457	44.15%	1,694
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.937286	10.162991	13.71%	4,488
2011	9.205881	8.937286	-2.92%	4,910
2010	8.468198	9.205881	8.71%	7,998
2009	6.593718	8.468198	28.43%	0
2008*	10.000000	6.593718	-34.06%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.532445	17.329374	11.57%	15,758
2011	18.721815	15.532445	-17.04%	12,488
2010	16.157646	18.721815	15.87%	13,747
2009	9.492317	16.157646	70.22%	14,960
2008	20.341744	9.492317	-53.34%	14,088
2007	16.031468	20.341744	26.89%	15,959
2006	12.685336	16.031468	26.38%	10,793
2005*	10.000000	12.685336	26.85%	4,240
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.836353	20.792547	16.57%	2,521
2011	20.241864	17.836353	-11.88%	3,295
2010	18.937097	20.241864	6.89%	2,377
2009	14.014601	18.937097	35.12%	1,504
2008	23.840090	14.014601	-41.21%	2,028
2007	20.943158	23.840090	13.83%	2,772
2006	17.489069	20.943158	19.75%	2,783
2005	16.099536	17.489069	8.63%	2,826
2004	13.775628	16.099536	16.87%	2,961
2003*	10.000000	13.775628	37.76%	1,906

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.760944	14.884804	16.64%	15,590
2011	14.489121	12.760944	-11.93%	18,995
2010	13.555164	14.489121	6.89%	16,916
2009	10.020323	13.555164	35.28%	23,379
2008	17.049528	10.020323	-41.23%	152,342
2007	14.979195	17.049528	13.82%	127,192
2006	12.507070	14.979195	19.77%	79,570
2005	11.517158	12.507070	8.60%	50,671
2004*	10.000000	11.517158	15.17%	9,907
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.114520	18.281373	13.45%	46,484
2011	16.479573	16.114520	-2.22%	41,174
2010	14.612309	16.479573	12.78%	46,044
2009	12.486483	14.612309	17.03%	46,855
2008	11.923696	12.486483	4.72%	43,490
2007	10.892205	11.923696	9.47%	43,575
2006	9.789202	10.892205	11.27%	30,011
2005*	10.000000	9.789202	-2.11%	16,008
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.216034	2.16%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.993253	10.111592	12.44%	0
2011	10.312029	8.993253	-12.79%	0
2010*	10.000000	10.312029	3.12%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.028004	13.333512	20.91%	0
2011	11.287082	11.028004	-2.30%	0
2010*	10.000000	11.287082	12.87%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.639190	-3.61%	6,609
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.951975	-0.48%	952
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.733711	-2.66%	13,615
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.621612	13.655847	17.50%	17,116
2011	12.701575	11.621612	-8.50%	19,687
2010	11.853499	12.701575	7.15%	13,401
2009*	10.000000	11.853499	18.53%	4,775

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.807899	8.08%	6,027
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.061249	0.61%	1,047
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.909810	18.902474	11.78%	2,509
2011	16.920141	16.909810	-0.06%	2,510
2010	15.871579	16.920141	6.61%	2,225
2009	12.817794	15.871579	23.82%	4,431
2008	15.487109	12.817794	-17.24%	12,091
2007	14.242953	15.487109	8.74%	13,872
2006	13.082126	14.242953	8.87%	13,873
2005	12.323285	13.082126	6.16%	15,865
2004	11.541117	12.323285	6.78%	15,962
2003*	10.000000	11.541117	15.41%	9,592
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.482366	10.358718	22.12%	23,716
2011	9.244280	8.482366	-8.24%	19,240
2010	8.804961	9.244280	4.99%	42,884
2009	6.115769	8.804961	43.97%	45,537
2008	11.138031	6.115769	-45.09%	18,707
2007	8.268002	11.138031	34.71%	13,494
2006	7.684530	8.268002	7.59%	5,635
2005	6.923914	7.684530	10.99%	8,555
2004	5.952624	6.923914	16.32%	10,480
2003	5.021131	5.952624	18.55%	5,187
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.585625	5.387065	17.48%	4,888
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.973363	12.245458	11.59%	25,800
2011	16.447983	10.973363	-33.28%	0
2010	13.343189	16.447983	23.27%	0
2009	7.557080	13.343189	76.57%	0
2008	16.044555	7.557080	-52.90%	0
2007	12.711828	16.044555	26.22%	0
2006	8.792060	12.711828	44.58%	1,128
2005	6.757977	8.792060	30.10%	2,523
2004	5.774793	6.757977	17.03%	2,663
2003	4.353358	5.774793	32.65%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	15.071418	17.339036	15.05%	3,213
2011	15.228619	15.071418	-1.03%	3,278
2010	13.771288	15.228619	10.58%	4,128
2009	10.041155	13.771288	37.15%	5,803
2008	16.159875	10.041155	-37.86%	6,623
2007	14.762979	16.159875	9.46%	6,787
2006	13.952853	14.762979	5.81%	9,501
2005	13.576552	13.952853	2.77%	11,979
2004	12.634137	13.576552	7.46%	13,241
2003*	10.000000	12.634137	26.34%	718
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.221111	2.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.943327	19.358837	14.26%	65,839
2011	17.263936	16.943327	-1.86%	73,820
2010	15.743119	17.263936	9.66%	88,149
2009	13.039191	15.743119	20.74%	125,260
2008	19.662660	13.039191	-33.69%	51,591
2007	18.535799	19.662660	6.08%	56,531
2006	15.599446	18.535799	18.82%	27,119
2005	14.859361	15.599446	4.98%	21,666
2004	13.124558	14.859361	13.22%	6,981
2003*	10.000000	13.124558	31.25%	3,150
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.404132	11.892421	14.30%	19,477
2011	10.742489	10.404132	-3.15%	14,571
2010*	10.000000	10.742489	7.42%	8,214
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.073858	10.179404	12.18%	2,706
2011*	10.000000	9.073858	-9.26%	1,242
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.745157	15.510016	12.84%	82,712
2011	13.872436	13.745157	-0.92%	87,859
2010	12.434021	13.872436	11.57%	94,520
2009*	10.000000	12.434021	24.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.136363	11.564862	14.09%	601,349
2011	10.185355	10.136363	-0.48%	652,910
2010	9.221689	10.185355	10.45%	766,714
2009	7.578222	9.221689	21.69%	741,311
2008	10.944829	7.578222	-30.76%	750,705
2007	10.458763	10.944829	4.65%	708,267
2006*	10.000000	10.458763	4.59%	243,522

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.349117	11.745615	3.49%	57,518
2011	10.886683	11.349117	4.25%	65,139
2010	10.417221	10.886683	4.51%	56,291
2009	9.420556	10.417221	10.58%	44,570
2008	10.600857	9.420556	-11.13%	51,388
2007	10.440837	10.600857	1.53%	49,541
2006*	10.000000	10.440837	4.41%	10,679
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.040218	12.085782	20.37%	15,580
2011	11.227749	10.040218	-10.58%	18,132
2010	10.230924	11.227749	9.74%	20,146
2009	7.327629	10.230924	39.62%	13,794
2008	12.111276	7.327629	-39.50%	11,619
2007	10.741225	12.111276	12.76%	15,543
2006*	10.000000	10.741225	7.41%	7,606
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.338308	10.809513	15.75%	60,141
2011	9.936478	9.338308	-6.02%	67,916
2010	8.526248	9.936478	16.54%	61,465
2009	6.230855	8.526248	36.84%	51,165
2008	11.327974	6.230855	-45.00%	108,764
2007	10.267965	11.327974	10.32%	103,457
2006*	10.000000	10.267965	2.68%	54,715
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.134094	9.388388	15.42%	45,895
2011	8.437999	8.134094	-3.60%	51,568
2010	7.711392	8.437999	9.42%	27,077
2009	5.984290	7.711392	28.86%	12,071
2008	9.799507	5.984290	-38.93%	11,010
2007*	10.000000	9.799507	-2.00%	6,072
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.941511	19.135299	12.95%	2,898
2011	16.549674	16.941511	2.37%	3,245
2010	14.833325	16.549674	11.57%	3,224
2009	10.304084	14.833325	43.96%	2,824
2008	14.512438	10.304084	-29.00%	3,307
2007	14.272235	14.512438	1.68%	8,091
2006	13.086687	14.272235	9.06%	11,547
2005	12.963415	13.086687	0.95%	16,349
2004	11.941737	12.963415	8.56%	26,088
2003*	10.000000	11.941737	19.42%	5,658

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.509026	15.278506	13.10%	59,866
2011	13.197926	13.509026	2.36%	66,768
2010	11.828576	13.197926	11.58%	41,623
2009	8.212227	11.828576	44.04%	56,762
2008	11.583704	8.212227	-29.11%	32,513
2007	11.388285	11.583704	1.72%	31,792
2006	10.442736	11.388285	9.05%	20,339
2005*	10.000000	10.442736	4.43%	13,859
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	15.126390	17.624183	16.51%	33,135
2011	15.742066	15.126390	-3.91%	36,611
2010	13.829387	15.742066	13.83%	35,666
2009	10.934663	13.829387	26.47%	37,131
2008	17.664922	10.934663	-38.10%	56,227
2007	18.396690	17.664922	-3.98%	135,739
2006	16.145038	18.396690	13.95%	108,328
2005	15.751236	16.145038	2.50%	19,689
2004	13.643766	15.751236	15.45%	13,760
2003*	10.000000	13.643766	36.44%	3,413
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.631891	8.791616	15.20%	23,651
2011	8.761246	7.631891	-12.89%	29,236
2010	7.700756	8.761246	13.77%	26,897
2009	5.105865	7.700756	50.82%	24,647
2008*	10.000000	5.105865	-48.94%	2,335
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.202863	10.106623	9.82%	80,235
2011	9.648356	9.202863	-4.62%	79,474
2010	7.919325	9.648356	21.83%	95,660
2009	6.118502	7.919325	29.43%	220,331
2008*	10.000000	6.118502	-38.81%	281,423
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	0
2010	8.092734	9.172909	13.35%	0
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.901343	10.842213	9.50%	171,019
2011	10.178550	9.901343	-2.72%	149,574
2010	9.350064	10.178550	8.86%	139,718
2009	7.914141	9.350064	18.14%	38,962
2008*	10.000000	7.914141	-20.86%	38,257

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.289782	10.409028	12.05%	31,990
2011	9.757848	9.289782	-4.80%	35,324
2010	8.805424	9.757848	10.82%	50,805
2009	7.192456	8.805424	22.43%	5,440
2008*	10.000000	7.192456	-28.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.635656	11.272747	5.99%	150,913
2011	10.636271	10.635656	-0.01%	135,744
2010	10.100382	10.636271	5.31%	131,810
2009	9.063670	10.100382	11.44%	104,478
2008*	10.000000	9.063670	-9.36%	41,372
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.600365	10.636554	10.79%	203,369
2011	9.968937	9.600365	-3.70%	257,157
2010	9.078170	9.968937	9.81%	166,376
2009	7.550034	9.078170	20.24%	121,422
2008*	10.000000	7.550034	-24.50%	6,676
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.951550	10.113294	12.98%	148,452
2011	9.523283	8.951550	-6.00%	94,377
2010	8.523825	9.523283	11.73%	105,120
2009	6.829631	8.523825	24.81%	43,361
2008*	10.000000	6.829631	-31.70%	62,862
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.174002	11.038758	8.50%	74,226
2011	10.346130	10.174002	-1.66%	133,991
2010	9.623621	10.346130	7.51%	68,831
2009	8.293877	9.623621	16.03%	14,118
2008*	10.000000	8.293877	-17.06%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.608425	12.301968	5.97%	48,044
2011	11.081510	11.608425	4.75%	37,077
2010	10.525422	11.081510	5.28%	47,157
2009	9.830331	10.525422	7.07%	93,303
2008*	10.000000	9.830331	-1.70%	2,688
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.587652	13.294413	5.61%	13,602
2011	12.037904	12.587652	4.57%	2,145
2010	11.292531	12.037904	6.60%	2,267
2009	9.836146	11.292531	14.81%	4,495
2008*	10.000000	9.836146	-1.64%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.987850	33.437184	15.35%	964
2011	37.981565	28.987850	-23.68%	1,494
2010	33.232350	37.981565	14.29%	2,600
2009	20.666141	33.232350	60.81%	2,600
2008	49.821966	20.666141	-58.52%	2,931
2007	34.804302	49.821966	43.15%	3,566
2006	25.893704	34.804302	34.41%	4,940
2005	19.844365	25.893704	30.48%	5,174
2004	16.710884	19.844365	18.75%	5,238
2003*	10.000000	16.710884	67.11%	2,969
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.266302	19.903979	15.28%	10,249
2011	22.621774	17.266302	-23.67%	8,302
2010	19.797260	22.621774	14.27%	9,894
2009	12.311287	19.797260	60.81%	13,655
2008	29.633297	12.311287	-58.45%	15,746
2007	20.664232	29.633297	43.40%	33,840
2006	15.346624	20.664232	34.65%	27,210
2005	11.747354	15.346624	30.64%	21,769
2004*	10.000000	11.747354	17.47%	2,933
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	21.631021	21.979394	1.61%	102,132
2011	20.453394	21.631021	5.76%	89,703
2010	19.797125	20.453394	3.31%	102,602
2009	19.552553	19.797125	1.25%	174,138
2008	18.409051	19.552553	6.21%	226,955
2007	17.424520	18.409051	5.65%	204,202
2006	17.099900	17.424520	1.90%	127,423
2005	16.793946	17.099900	1.82%	67,327
2004	16.494330	16.793946	1.82%	28,160
2003	16.400486	16.494330	0.57%	8,538
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.886208	7.823390	13.61%	12,654
2011	7.759774	6.886208	-11.26%	7,341
2010	6.964308	7.759774	11.42%	9,282
2009	5.456262	6.964308	27.64%	13,928
2008*	10.000000	5.456262	-45.44%	2,782
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.584319	8.839774	16.55%	3,081
2011	8.825898	7.584319	-14.07%	2,697
2010	8.334511	8.825898	5.90%	3,371
2009	6.572504	8.334511	26.81%	2,208
2008	11.713296	6.572504	-43.89%	2,304
2007	10.860812	11.713296	7.85%	7,432
2006*	10.000000	10.860812	8.61%	624

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.878109	14.716704	14.28%	38,534
2011	13.595059	12.878109	-5.27%	32,278
2010	12.028363	13.595059	13.03%	23,354
2009	9.590102	12.028363	25.42%	19,614
2008	15.400568	9.590102	-37.73%	10,987
2007	14.742058	15.400568	4.47%	10,526
2006	12.792856	14.742058	15.24%	26,929
2005	12.020568	12.792856	6.42%	26,232
2004	10.691584	12.020568	12.43%	24,143
2003	8.222834	10.691584	30.02%	11,286
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.420224	13.395360	7.85%	44,632
2011	12.485749	12.420224	-0.52%	42,717
2010	11.531239	12.485749	8.28%	34,938
2009*	10.000000	11.531239	15.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.045391	14.437980	10.67%	25,488
2011	13.355194	13.045391	-2.32%	20,372
2010	12.090220	13.355194	10.46%	20,508
2009*	10.000000	12.090220	20.90%	12,687
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.742431	13.213856	3.70%	313,227
2011	12.554982	12.742431	1.49%	316,337
2010	12.024651	12.554982	4.41%	318,418
2009	11.179749	12.024651	7.56%	305,140
2008	12.065159	11.179749	-7.34%	228,730
2007	11.612509	12.065159	3.90%	151,408
2006	11.093142	11.612509	4.68%	47,244
2005	10.890089	11.093142	1.86%	42,459
2004	10.553714	10.890089	3.19%	44,760
2003	9.919273	10.553714	6.40%	20,074
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.138332	14.354555	9.26%	725,657
2011	13.329878	13.138332	-1.44%	773,181
2010	12.188811	13.329878	9.36%	716,939
2009	10.376310	12.188811	17.47%	635,434
2008	13.702051	10.376310	-24.27%	677,168
2007	13.153254	13.702051	4.17%	753,384
2006	11.979453	13.153254	9.80%	627,087
2005	11.532734	11.979453	3.87%	238,589
2004	10.678199	11.532734	8.00%	176,670
2003	9.020903	10.678199	18.37%	31,069

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.155324	14.755526	12.16%	756,282
2011	13.631623	13.155324	-3.49%	843,012
2010	12.252537	13.631623	11.26%	905,843
2009	9.989754	12.252537	22.65%	860,484
2008	14.767442	9.989754	-32.35%	1,004,106
2007	14.110426	14.767442	4.66%	1,122,545
2006	12.493570	14.110426	12.94%	917,155
2005	11.833566	12.493570	5.58%	167,917
2004	10.706793	11.833566	10.52%	142,701
2003	8.574196	10.706793	24.87%	3,273
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.203082	14.064436	6.52%	281,983
2011	13.119542	13.203082	0.64%	307,459
2010	12.261505	13.119542	7.00%	247,711
2009	10.854964	12.261505	12.96%	217,918
2008	12.958668	10.854964	-16.23%	230,744
2007	12.416152	12.958668	4.37%	251,312
2006	11.613758	12.416152	6.91%	253,915
2005	11.272511	11.613758	3.03%	339,259
2004	10.668780	11.272511	5.66%	127,915
2003	9.516564	10.668780	12.11%	25,549
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.286735	15.513617	16.76%	122,755
2011	13.819814	13.286735	-3.86%	147,634
2010	12.915914	13.819814	7.00%	174,473
2009*	10.000000	12.915914	29.16%	2,501
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.456423	19.060601	15.82%	29,436
2011	17.125332	16.456423	-3.91%	29,907
2010	13.762331	17.125332	24.44%	21,843
2009	10.206339	13.762331	34.84%	19,224
2008	16.292154	10.206339	-37.35%	27,271
2007	15.363340	16.292154	6.05%	44,304
2006	14.178717	15.363340	8.35%	47,431
2005	12.827455	14.178717	10.53%	34,765
2004	11.241109	12.827455	14.11%	35,456
2003	8.466716	11.241109	32.77%	22,571

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	13.483293	13.294018	-1.40%	243,928
2011	13.674202	13.483293	-1.40%	310,500
2010	13.868334	13.674202	-1.40%	267,379
2009	14.059346	13.868334	-1.36%	195,815
2008	13.972032	14.059346	0.62%	242,431
2007	13.523375	13.972032	3.32%	207,394
2006	13.120467	13.523375	3.07%	183,348
2005	12.960454	13.120467	1.23%	68,099
2004	13.038682	12.960454	-0.60%	192,784
2003	13.141597	13.038682	-0.78%	5,084
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.982935	17.689046	10.67%	36,471
2011	15.357303	15.982935	4.07%	32,720
2010	14.084147	15.357303	9.04%	35,097
2009	11.484237	14.084147	22.64%	28,418
2008	14.082354	11.484237	-18.45%	35,491
2007	13.652006	14.082354	3.15%	34,127
2006	13.206364	13.652006	3.37%	29,693
2005	13.107595	13.206364	0.75%	25,634
2004	12.478382	13.107595	5.04%	13,376
2003	11.287848	12.478382	10.55%	948
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.141657	9.273285	13.90%	96,587
2011	9.136293	8.141657	-10.89%	96,751
2010	8.141910	9.136293	12.21%	106,007
2009	6.066908	8.141910	34.20%	219,264
2008*	10.000000	6.066908	-39.33%	237,966
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.728587	14.689523	15.41%	976
2011	15.443969	12.728587	-17.58%	990
2010	14.791221	15.443969	4.41%	1,023
2009	11.583201	14.791221	27.70%	1,767
2008	21.950272	11.583201	-47.23%	2,658
2007	21.676563	21.950272	1.26%	2,844
2006	17.960019	21.676563	20.69%	2,859
2005	16.293867	17.960019	10.23%	2,859
2004	13.771025	16.293867	18.32%	2,861
2003*	10.000000	13.771025	37.71%	2,149

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.969792	10.342686	15.31%	22,197
2011	10.881486	8.969792	-17.57%	21,675
2010	10.425931	10.881486	4.37%	23,572
2009	8.165743	10.425931	27.68%	15,309
2008	15.466297	8.165743	-47.20%	91,483
2007	15.274950	15.466297	1.25%	140,636
2006	12.655579	15.274950	20.70%	114,663
2005	11.480025	12.655579	10.24%	19,114
2004*	10.000000	11.480025	14.80%	11,261
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.721738	9.987316	14.51%	50,623
2011	9.140787	8.721738	-4.58%	57,393
2010	8.036260	9.140787	13.74%	63,569
2009	6.300902	8.036260	27.54%	133,801
2008*	10.000000	6.300902	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.132803	9.429299	15.94%	23,775
2011	8.783164	8.132803	-7.40%	24,212
2010	7.900785	8.783164	11.17%	26,561
2009	6.289031	7.900785	25.63%	24,511
2008*	10.000000	6.289031	-37.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.116761	10.305201	13.04%	53,648
2011	9.676660	9.116761	-5.79%	57,525
2010	7.760008	9.676660	24.70%	66,727
2009	6.211307	7.760008	24.93%	127,661
2008*	10.000000	6.211307	-37.89%	86,530
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.784057	11.223612	14.71%	48,627
2011	10.158513	9.784057	-3.69%	49,722
2010	8.611937	10.158513	17.96%	59,186
2009	6.694455	8.611937	28.64%	124,266
2008*	10.000000	6.694455	-33.06%	173,591
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.264979	15.906312	11.51%	6,310
2011	14.592786	14.264979	-2.25%	7,582
2010	11.829968	14.592786	23.35%	7,872
2009	9.433341	11.829968	25.41%	10,808
2008	17.895428	9.433341	-47.29%	11,709
2007	16.576105	17.895428	7.96%	13,403
2006	16.323538	16.576105	1.55%	11,584
2005	15.365994	16.323538	6.23%	10,346
2004	13.770755	15.365994	11.58%	18,744
2003*	10.000000	13.770755	37.71%	16,536

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.914023	23.621388	18.62%	8,993
2011	21.361099	19.914023	-6.77%	10,998
2010	17.129290	21.361099	24.71%	11,086
2009	13.803013	17.129290	24.10%	10,647
2008	20.678538	13.803013	-33.25%	14,008
2007	22.608166	20.678538	-8.54%	20,502
2006	19.580621	22.608166	15.46%	18,747
2005	19.320481	19.580621	1.35%	18,774
2004	16.748157	19.320481	15.36%	25,033
2003*	10.000000	16.748157	67.48%	15,936
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.383929	22.022059	13.61%	23,874
2011	20.869698	19.383929	-7.12%	20,952
2010	16.935406	20.869698	23.23%	20,707
2009	12.776843	16.935406	32.55%	26,918
2008	21.021142	12.776843	-39.22%	33,474
2007	20.924832	21.021142	0.46%	50,166
2006	18.989474	20.924832	10.19%	54,395
2005	17.193948	18.989474	10.44%	26,858
2004	14.680450	17.193948	17.12%	21,145
2003*	10.000000	14.680450	46.80%	6,101
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	14.043035	15.763273	12.25%	48,681
2011	14.188360	14.043035	-1.02%	50,627
2010	12.709119	14.188360	11.64%	62,863
2009	10.265948	12.709119	23.80%	138,302
2008	17.832190	10.265948	-42.43%	178,235
2007	16.763539	17.832190	6.37%	179,015
2006	14.991843	16.763539	11.82%	119,606
2005	14.204152	14.991843	5.55%	1,223
2004	13.151931	14.204152	8.00%	0
2003*	10.000000	13.151931	31.52%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.620367	10.963365	13.96%	44,108
2011	9.192402	9.620367	4.66%	56,489
2010	7.181278	9.192402	28.01%	59,569
2009	5.580432	7.181278	28.69%	55,813
2008*	10.000000	5.580432	-44.20%	1,966
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.493248	10.710524	2.07%	20,539
2011	10.505471	10.493248	-0.12%	21,235
2010	10.402907	10.505471	0.99%	23,969
2009	9.850295	10.402907	5.61%	24,272
2008*	10.000000	9.850295	-1.50%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.691392	13.782602	17.89%	68,609
2011	13.539657	11.691392	-13.65%	71,896
2010	12.912369	13.539657	4.86%	72,875
2009*	10.000000	12.912369	29.12%	158,494
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	14.711539	15.173059	3.14%	53,023
2011	14.876889	14.711539	-1.11%	47,536
2010	14.330726	14.876889	3.81%	52,260
2009	12.824997	14.330726	11.74%	78,191
2008	15.024784	12.824997	-14.64%	134,925
2007	14.545241	15.024784	3.30%	164,361
2006	14.156362	14.545241	2.75%	110,792
2005	14.152545	14.156362	0.03%	26,530
2004	14.242517	14.152545	-0.63%	10,505
2003	14.102863	14.242517	0.99%	13,507
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.982080	13.929019	7.29%	2,300
2011	13.307150	12.982080	-2.44%	2,584
2010	11.283194	13.307150	17.94%	2,830
2009	9.322225	11.283194	21.04%	3,829
2008	15.620961	9.322225	-40.32%	3,836
2007	15.762830	15.620961	-0.90%	3,552
2006	15.188342	15.762830	3.78%	3,940
2005	14.969638	15.188342	1.46%	2,509
2004	13.570410	14.969638	10.31%	2,156
2003*	10.000000	13.570410	35.70%	1,759
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.371607	16.819961	9.42%	11,428
2011	16.084912	15.371607	-4.43%	13,004
2010	13.278354	16.084912	21.14%	12,729
2009	10.246719	13.278354	29.59%	10,023
2008	17.161420	10.246719	-40.29%	13,533
2007	16.174949	17.161420	6.10%	233,381
2006	14.427067	16.174949	12.12%	159,053
2005	13.692407	14.427067	5.37%	12,262
2004	12.258858	13.692407	11.69%	563
2003*	10.000000	12.258858	22.59%	60

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	13.059688	15.574776	19.26%	43,716
2011	14.474017	13.059688	-9.77%	53,776
2010	12.690959	14.474017	14.05%	58,740
2009	9.234558	12.690959	37.43%	64,749
2008	15.700597	9.234558	-41.18%	80,264
2007	15.015050	15.700597	4.57%	94,759
2006	12.970830	15.015050	15.76%	77,537
2005	11.534215	12.970830	12.46%	35,380
2004*	10.000000	11.534215	15.34%	12,527
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	20.109841	23.981738	19.25%	1,899
2011	22.296056	20.109841	-9.81%	1,971
2010	19.543483	22.296056	14.08%	1,069
2009	14.223416	19.543483	37.40%	1,839
2008	24.176192	14.223416	-41.17%	2,048
2007	23.115649	24.176192	4.59%	8,775
2006	19.974612	23.115649	15.73%	10,382
2005	17.760277	19.974612	12.47%	11,274
2004	15.151944	17.760277	17.21%	11,332
2003*	10.000000	15.151944	51.52%	4,181
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.149924	1.50%	7,278
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.670146	16.866724	14.97%	60,472
2011	14.924956	14.670146	-1.71%	65,838
2010	13.068554	14.924956	14.21%	78,641
2009	10.355253	13.068554	26.20%	147,838
2008	17.112284	10.355253	-39.49%	178,954
2007	16.664740	17.112284	2.69%	188,711
2006	14.727210	16.664740	13.16%	155,211
2005	14.124841	14.727210	4.26%	24,734
2004	13.125040	14.124841	7.62%	22,766
2003*	10.000000	13.125040	31.25%	11,083
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.365428	23.627774	16.02%	7,164
2011	21.158203	20.365428	-3.75%	8,704
2010	17.437891	21.158203	21.33%	10,058
2009	12.920176	17.437891	34.97%	8,224
2008	21.136700	12.920176	-38.87%	53,680
2007	21.741129	21.136700	-2.78%	46,074
2006	19.230206	21.741129	13.06%	30,893
2005	17.775573	19.230206	8.18%	4,020
2004	15.126640	17.775573	17.51%	2,774
2003*	10.000000	15.126640	51.27%	1,212

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.617321	6.17%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.523974	12.994281	3.76%	10,361
2011	11.715321	12.523974	6.90%	10,441
2010	10.863506	11.715321	7.84%	11,617
2009*	10.000000	10.863506	8.64%	920
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.303572	11.785758	4.27%	99,480
2011	11.349250	11.303572	-0.40%	88,181
2010	10.942921	11.349250	3.71%	85,016
2009*	10.000000	10.942921	9.43%	86,001
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.997303	10.793451	7.96%	10,633
2011*	10.000000	9.997303	-0.03%	2,997
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	12.153552	14.276235	17.47%	98
2011	12.925709	12.153552	-5.97%	99
2010	11.461248	12.925709	12.78%	99
2009	8.954469	11.461248	27.99%	100
2008	14.814649	8.954469	-39.56%	657
2007	15.991919	14.814649	-7.36%	680
2006	13.992066	15.991919	14.29%	696
2005	13.485135	13.992066	3.76%	2,368
2004	12.308863	13.485135	9.56%	1,771
2003*	10.000000	12.308863	23.09%	2,551
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	13.048071	15.684505	20.21%	1,586
2011	15.930842	13.048071	-18.10%	2,691
2010	14.684607	15.930842	8.49%	5,049
2009	11.949514	14.684607	22.89%	5,049
2008	21.623130	11.949514	-44.74%	5,049
2007	20.238481	21.623130	6.84%	5,175
2006	16.070390	20.238481	25.94%	5,175
2005	14.526080	16.070390	10.63%	5,537
2004	12.678909	14.526080	14.57%	5,537
2003*	10.000000	12.678909	26.79%	2,042

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.269480	14.944790	12.63%	419
2011	16.381474	13.269480	-19.00%	419
2010	13.753442	16.381474	19.11%	419
2009	8.510662	13.753442	61.60%	419
2008	13.708071	8.510662	-37.91%	419
2007	13.176388	13.708071	4.04%	419
2006	12.674067	13.176388	3.96%	419
2005	12.161196	12.674067	4.22%	125
2004	11.742875	12.161196	3.56%	0
2003*	10.000000	11.742875	17.43%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.469343	14.813993	29.16%	5,714
2011	10.537474	11.469343	8.84%	3,901
2010*	10.000000	10.537474	5.37%	1,231
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.755672	12.656237	7.66%	8,520
2011	11.310953	11.755672	3.93%	14,033
2010	10.735258	11.310953	5.36%	15,054
2009	9.953942	10.735258	7.85%	14,362
2008	11.274040	9.953942	-11.71%	111,982
2007	10.867872	11.274040	3.74%	175,306
2006	10.642778	10.867872	2.11%	101,025
2005	10.384934	10.642778	2.48%	5,226
2004	10.120184	10.384934	2.62%	630
2003*	10.000000	10.120184	1.20%	236
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	21.250416	24.697659	16.22%	832
2011	20.163250	21.250416	5.39%	833
2010	18.634210	20.163250	8.21%	114
2009	14.524848	18.634210	28.29%	114
2008	17.326672	14.524848	-16.17%	114
2007	16.517771	17.326672	4.90%	114
2006	15.118343	16.517771	9.26%	114
2005	13.673068	15.118343	10.57%	211
2004	12.597484	13.673068	8.54%	211
2003*	10.000000	12.597484	25.97%	211
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	38.864131	39.616226	1.94%	3,600
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.633425	-3.67%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.504809	16.490517	6.36%	2,846
2011	16.482161	15.504809	-5.93%	3,269
2010	13.185820	16.482161	25.00%	3,558
2009	8.760944	13.185820	50.51%	3,156

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.833939	17.139229	15.54%	24,186
2011	14.190342	14.833939	4.54%	28,942
2010	12.765205	14.190342	11.16%	45,886
2009	10.762890	12.765205	18.60%	51,095
2008	18.415677	10.762890	-41.56%	55,976
2007	17.821918	18.415677	3.33%	67,869
2006	15.457992	17.821918	15.29%	75,193
2005	14.995589	15.457992	3.08%	86,754
2004	13.680938	14.995589	9.61%	98,766
2003*	10.000000	13.680938	36.81%	71,116
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.535933	23.975182	16.75%	16,006
2011	22.803666	20.535933	-9.94%	29,694
2010	18.278701	22.803666	24.76%	32,496
2009	13.001497	18.278701	40.59%	18,406
2008	20.533228	13.001497	-36.68%	24,327
2007	20.523508	20.533228	0.05%	10,001
2006	18.234958	20.523508	12.55%	12,330
2005	17.351820	18.234958	5.09%	13,825
2004	14.786619	17.351820	17.35%	37,697
2003*	10.000000	14.786619	47.87%	26,890
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.143927	1.44%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.103185	14.924704	5.83%	270,859
2011	12.806039	14.103185	10.13%	310,272
2010	12.361615	12.806039	3.60%	348,122
2009	11.380952	12.361615	8.62%	399,970
2008	11.734834	11.380952	-3.02%	379,469
2007	10.875866	11.734834	7.90%	335,707
2006	10.863014	10.875866	0.12%	381,295
2005	10.852808	10.863014	0.09%	454,638
2004	10.407723	10.852808	4.28%	248,557
2003*	10.000000	10.407723	4.08%	62,113
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.754796	16.642524	12.79%	6,207
2011	14.555600	14.754796	1.37%	6,686
2010	12.971677	14.555600	12.21%	13,313
2009	11.176117	12.971677	16.07%	25,267
2008	17.374932	11.176117	-35.68%	33,630
2007	17.708752	17.374932	-1.89%	33,474
2006	15.382250	17.708752	15.12%	40,223
2005	14.933343	15.382250	3.01%	49,211
2004	13.460462	14.933343	10.94%	49,591
2003*	10.000000	13.460462	34.60%	32,253

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.911354	15.933821	14.54%	65,711
2011	14.235614	13.911354	-2.28%	65,794
2010	12.141003	14.235614	17.25%	101,863
2009	9.491079	12.141003	27.92%	107,673
2008	12.757676	9.491079	-25.60%	89,527
2007	13.268243	12.757676	-3.85%	127,661
2006	11.198017	13.268243	18.49%	53,658
2005*	10.000000	11.198017	11.98%	39,331
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.388328	13.425066	8.37%	138,756
2011	13.045088	12.388328	-5.03%	168,119
2010	12.059777	13.045088	8.17%	86,115
2009*	10.000000	12.059777	20.60%	36,784
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	21.034760	23.992186	14.06%	75,176
2011	21.224177	21.034760	-0.89%	85,101
2010	17.115717	21.224177	24.00%	101,765
2009	13.891109	17.115717	23.21%	93,601
2008	20.403261	13.891109	-31.92%	115,803
2007	20.841632	20.403261	-2.10%	104,136
2006	18.483738	20.841632	12.76%	110,670
2005	17.489811	18.483738	5.68%	111,621
2004	14.560499	17.489811	20.12%	74,169
2003*	10.000000	14.560499	45.60%	27,575
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.169143	17.261907	13.80%	177,456
2011	15.146432	15.169143	0.15%	196,765
2010	13.418518	15.146432	12.88%	265,810
2009	10.802470	13.418518	24.22%	308,507
2008	17.488454	10.802470	-38.23%	339,879
2007	16.903452	17.488454	3.46%	404,933
2006	14.887634	16.903452	13.54%	447,761
2005	14.464722	14.887634	2.92%	336,311
2004	13.300594	14.464722	8.75%	292,449
2003*	10.000000	13.300594	33.01%	91,476
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.413325	17.814524	8.54%	165,566
2011	15.315811	16.413325	7.17%	146,180
2010	13.508689	15.315811	13.38%	64,953
2009	11.214559	13.508689	20.46%	71,629
2008	16.192496	11.214559	-30.74%	87,335
2007	15.378321	16.192496	5.29%	60,371
2006	13.427643	15.378321	14.53%	85,960
2005	13.085819	13.427643	2.61%	105,732
2004	12.670615	13.085819	3.28%	116,951
2003*	10.000000	12.670615	26.71%	33,979

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.615634	13.763610	18.49%	0
2011	13.714281	11.615634	-15.30%	124
2010	10.637713	13.714281	28.92%	3,229
2009	8.582939	10.637713	23.94%	3,713
2008	13.995914	8.582939	-38.68%	5,068
2007	16.008777	13.995914	-12.57%	8,040
2006	15.691217	16.008777	2.02%	18,194
2005	15.083336	15.691217	4.03%	20,561
2004	13.782864	15.083336	9.44%	21,979
2003*	10.000000	13.782864	37.83%	4,764
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.565303	14.708549	8.43%	1,910
2011	14.566967	13.565303	-6.88%	1,910
2010	13.079775	14.566967	11.37%	4,419
2009	11.717768	13.079775	11.62%	8,228
2008	16.905907	11.717768	-30.69%	8,806
2007	15.647362	16.905907	8.04%	6,673
2006	13.712783	15.647362	14.11%	6,673
2005	13.682024	13.712783	0.22%	6,673
2004	12.961759	13.682024	5.56%	6,987
2003*	10.000000	12.961759	29.62%	4,126
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.754349	13.756272	7.86%	86,079
2011	12.688935	12.754349	0.52%	113,067
2010	11.890790	12.688935	6.71%	182,625
2009	10.041721	11.890790	18.41%	195,300
2008	11.021944	10.041721	-8.89%	225,412
2007	10.638170	11.021944	3.61%	272,636
2006	10.387117	10.638170	2.42%	269,005
2005	10.436517	10.387117	-0.47%	285,759
2004	10.249802	10.436517	1.82%	245,696
2003*	10.000000	10.249802	2.50%	160,738
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.096740	13.301759	9.96%	227,837
2011	12.327012	12.096740	-1.87%	269,927
2010	11.113969	12.327012	10.91%	293,411
2009	9.098050	11.113969	22.16%	300,652
2008	12.337060	9.098050	-26.25%	247,301
2007	11.547024	12.337060	6.84%	99,245
2006	10.692124	11.547024	8.00%	49,923
2005*	10.000000	10.692124	6.92%	20,386

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.071848	13.451350	11.43%	358,252
2011	12.403091	12.071848	-2.67%	367,600
2010	11.008129	12.403091	12.67%	412,015
2009	8.689427	11.008129	26.68%	425,466
2008	13.121284	8.689427	-33.78%	356,337
2007	12.108491	13.121284	8.36%	236,478
2006	10.998738	12.108491	10.09%	92,256
2005*	10.000000	10.998738	9.99%	23,257
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.761742	13.350497	13.51%	57,228
2011	12.281934	11.761742	-4.24%	43,661
2010	10.753714	12.281934	14.21%	48,018
2009	8.318369	10.753714	29.28%	31,337
2008	13.652292	8.318369	-39.07%	30,465
2007	12.472291	13.652292	9.46%	23,246
2006	11.206846	12.472291	11.29%	11,164
2005*	10.000000	11.206846	12.07%	1,270
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.827951	16.336371	3.21%	93,692
2011	16.941258	15.827951	-6.57%	111,104
2010	14.426632	16.941258	17.43%	138,442
2009	9.919758	14.426632	45.43%	173,631
2008	22.077040	9.919758	-55.07%	162,824
2007	15.382582	22.077040	43.52%	191,217
2006	13.384377	15.382582	14.93%	148,117
2005*	10.000000	13.384377	33.84%	62,123
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.951257	17.246875	15.35%	235,451
2011	15.072089	14.951257	-0.80%	271,280
2010	13.308439	15.072089	13.25%	320,848
2009	10.397189	13.308439	28.00%	376,773
2008	18.448877	10.397189	-43.64%	427,112
2007	18.486577	18.448877	-0.20%	532,404
2006	15.640738	18.486577	18.20%	575,385
2005	15.032805	15.640738	4.04%	552,083
2004	13.713454	15.032805	9.62%	458,589
2003*	10.000000	13.713454	37.13%	122,982

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.115161	17.040857	12.74%	107,156
2011	15.342087	15.115161	-1.48%	145,556
2010	12.568544	15.342087	22.07%	120,899
2009	9.966373	12.568544	26.11%	147,695
2008	19.193419	9.966373	-48.07%	160,936
2007	15.377648	19.193419	24.81%	201,148
2006	14.641028	15.377648	5.03%	205,545
2005	14.081010	14.641028	3.98%	260,533
2004	13.855566	14.081010	1.63%	228,955
2003*	10.000000	13.855566	38.56%	82,359
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.542748	14.093787	4.07%	462,502
2011	12.838266	13.542748	5.49%	447,977
2010	12.112865	12.838266	5.99%	584,151
2009	10.644442	12.112865	13.80%	791,022
2008	11.188349	10.644442	-4.86%	729,069
2007	10.908344	11.188349	2.57%	787,531
2006	10.628749	10.908344	2.63%	487,654
2005	10.584151	10.628749	0.42%	365,199
2004	10.307985	10.584151	2.68%	339,055
2003*	10.000000	10.307985	3.08%	86,690
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.545407	26.582214	12.90%	158,179
2011	26.799714	23.545407	-12.14%	186,926
2010	21.150637	26.799714	26.71%	266,837
2009	15.357036	21.150637	37.73%	293,542
2008	25.803141	15.357036	-40.48%	328,659
2007	22.702642	25.803141	13.66%	357,497
2006	20.493894	22.702642	10.78%	326,798
2005	17.620039	20.493894	16.31%	321,361
2004	14.342766	17.620039	22.85%	167,677
2003*	10.000000	14.342766	43.43%	42,216
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	16.118642	19.121406	18.63%	2,921
2011	19.786424	16.118642	-18.54%	4,726
2010	17.794434	19.786424	11.19%	8,723
2009	14.305351	17.794434	24.39%	10,662
2008	25.903296	14.305351	-44.77%	13,301
2007	22.456893	25.903296	15.35%	15,668
2006	19.347779	22.456893	16.07%	16,279
2005	16.527318	19.347779	17.07%	19,668
2004	14.799998	16.527318	11.67%	25,975
2003*	10.000000	14.799998	48.00%	13,238

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.747795	12.757603	18.70%	118,866
2011	13.201364	10.747795	-18.59%	140,493
2010	11.872697	13.201364	11.19%	156,975
2009	9.546272	11.872697	24.37%	184,878
2008	17.281415	9.546272	-44.76%	216,349
2007	14.981232	17.281415	15.35%	268,473
2006	12.902681	14.981232	16.11%	253,871
2005	11.025556	12.902681	17.03%	220,399
2004*	10.000000	11.025556	10.26%	139,577
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.584429	23.271084	25.22%	5,840
2011	20.730949	18.584429	-10.35%	7,595
2010	16.650354	20.730949	24.51%	17,511
2009	10.750910	16.650354	54.87%	22,541
2008	22.394909	10.750910	-51.99%	25,549
2007	21.553444	22.394909	3.90%	31,981
2006	18.851828	21.553444	14.33%	36,083
2005	18.675210	18.851828	0.95%	40,480
2004	16.646222	18.675210	12.19%	87,906
2003*	10.000000	16.646222	66.46%	29,687
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.788201	13.086696	11.02%	212,985
2011	11.682728	11.788201	0.90%	242,925
2010	10.521206	11.682728	11.04%	305,045
2009	7.873384	10.521206	33.63%	254,933
2008	11.357564	7.873384	-30.68%	261,307
2007	11.108263	11.357564	2.24%	327,419
2006*	10.000000	11.108263	11.08%	132,183
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.789596	18.524729	10.33%	74,897
2011	16.071946	16.789596	4.47%	95,320
2010	13.517652	16.071946	18.90%	111,359
2009	11.689142	13.517652	15.64%	131,923
2008	16.270657	11.689142	-28.16%	165,295
2007	16.967418	16.270657	-4.11%	208,499
2006	14.699382	16.967418	15.43%	325,207
2005	14.420927	14.699382	1.93%	318,822
2004	13.183104	14.420927	9.39%	253,196
2003*	10.000000	13.183104	31.83%	76,060

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	21.036851	24.543159	16.67%	106,854
2011	22.179787	21.036851	-5.15%	140,180
2010	17.552218	22.179787	26.36%	179,927
2009	13.789880	17.552218	27.28%	244,958
2008	20.890543	13.789880	-33.99%	200,023
2007	21.716467	20.890543	-3.80%	155,002
2006	18.836445	21.716467	15.29%	152,216
2005	17.572243	18.836445	7.19%	152,109
2004	14.409060	17.572243	21.95%	99,126
2003*	10.000000	14.409060	44.09%	28,316
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.920699	10.138969	13.66%	11,411
2011	9.193434	8.920699	-2.97%	11,153
2010	8.461035	9.193434	8.66%	12,318
2009	6.591481	8.461035	28.36%	9,499
2008*	10.000000	6.591481	-34.09%	7,992
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.480036	17.262123	11.51%	79,689
2011	18.668104	15.480036	-17.08%	83,461
2010	16.119461	18.668104	15.81%	47,787
2009	9.474676	16.119461	70.13%	65,240
2008	20.314283	9.474676	-53.36%	48,316
2007	16.017982	20.314283	26.82%	81,524
2006	12.681079	16.017982	26.31%	57,979
2005*	10.000000	12.681079	26.81%	27,830
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.756276	20.688678	16.51%	7,978
2011	20.161199	17.756276	-11.93%	10,230
2010	18.871195	20.161199	6.84%	11,529
2009	13.972917	18.871195	35.06%	16,976
2008	23.781263	13.972917	-41.24%	18,885
2007	20.902132	23.781263	13.77%	25,691
2006	17.463638	20.902132	19.69%	29,508
2005	16.084249	17.463638	8.58%	34,831
2004	13.769523	16.084249	16.81%	45,175
2003*	10.000000	13.769523	37.70%	55,453

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.711465	14.819557	16.58%	132,985
2011	14.440258	12.711465	-11.97%	147,142
2010	13.516292	14.440258	6.84%	191,668
2009	9.996652	13.516292	35.21%	228,671
2008	17.017897	9.996652	-41.26%	469,811
2007	14.959026	17.017897	13.76%	425,324
2006	12.496550	14.959026	19.71%	276,300
2005	11.513291	12.496550	8.54%	191,710
2004*	10.000000	11.513291	15.13%	92,087
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.060187	18.210463	13.39%	263,869
2011	16.432319	16.060187	-2.26%	296,788
2010	14.577789	16.432319	12.72%	282,760
2009	12.463310	14.577789	16.97%	287,388
2008	11.907617	12.463310	4.67%	389,066
2007	10.883058	11.907617	9.41%	360,036
2006	9.785907	10.883058	11.21%	175,624
2005*	10.000000	9.785907	-2.14%	93,810
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.212573	2.13%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.987949	10.100500	12.38%	2,318
2011	10.311170	8.987949	-12.83%	1,321
2010*	10.000000	10.311170	3.11%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.021500	13.318885	20.84%	14,523
2011	11.286140	11.021500	-2.34%	773
2010*	10.000000	11.286140	12.86%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.635882	-3.64%	9,190
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.948615	-0.51%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.730361	-2.70%	31,381
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.605915	13.630468	17.44%	71,113
2011	12.690851	11.605915	-8.55%	111,492
2010	11.849485	12.690851	7.10%	167,246
2009*	10.000000	11.849485	18.49%	139,244

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.804249	8.04%	17,891
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.057848	0.58%	3,804
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.833931	18.808093	11.73%	15,129
2011	16.852729	16.833931	-0.11%	25,526
2010	15.816356	16.852729	6.55%	29,110
2009	12.779676	15.816356	23.76%	37,049
2008	15.448892	12.779676	-17.28%	28,079
2007	14.215050	15.448892	8.68%	29,226
2006	13.063102	14.215050	8.82%	34,635
2005	12.311583	13.063102	6.10%	41,690
2004	11.536001	12.311583	6.72%	39,744
2003*	10.000000	11.536001	15.36%	22,720
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.698831	21.602964	22.06%	76,424
2011	19.298361	17.698831	-8.29%	91,828
2010	18.390556	19.298361	4.94%	132,392
2009	12.780222	18.390556	43.90%	119,888
2008	23.287160	12.780222	-45.12%	142,519
2007	17.295382	23.287160	34.64%	71,141
2006	16.082991	17.295382	7.54%	46,143
2005	14.498416	16.082991	10.93%	53,786
2004	12.470909	14.498416	16.26%	55,077
2003*	10.000000	12.470909	24.71%	49,985
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.949989	-0.50%	16,212
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	27.263803	30.408888	11.54%	41,781
2011	40.886480	27.263803	-33.32%	0
2010	33.185346	40.886480	23.21%	2,101
2009	18.804441	33.185346	76.48%	2,208
2008	39.944347	18.804441	-52.92%	2,278
2007	31.663379	39.944347	26.15%	2,562
2006	21.910860	31.663379	44.51%	2,598
2005	16.850186	21.910860	30.03%	3,003
2004	14.406047	16.850186	16.97%	3,099
2003*	10.000000	14.406047	44.06%	35,699

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	15.003746	17.252412	14.99%	10,557
2011	15.167911	15.003746	-1.08%	13,938
2010	13.723333	15.167911	10.53%	15,114
2009	10.011268	13.723333	37.08%	24,717
2008	16.119965	10.011268	-37.90%	29,053
2007	14.734025	16.119965	9.41%	34,467
2006	13.932529	14.734025	5.75%	37,379
2005	13.563648	13.932529	2.72%	41,052
2004	12.628530	13.563648	7.40%	30,982
2003*	10.000000	12.628530	26.29%	8,574
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.217655	2.18%	1,662
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.867279	19.262147	14.20%	190,072
2011	17.195137	16.867279	-1.91%	229,994
2010	15.688329	17.195137	9.60%	299,020
2009	13.000405	15.688329	20.68%	356,803
2008	19.614133	13.000405	-33.72%	226,022
2007	18.499487	19.614133	6.03%	256,495
2006	15.576752	18.499487	18.76%	109,410
2005	14.845260	15.576752	4.93%	68,403
2004	13.118740	14.845260	13.16%	49,754
2003*	10.000000	13.118740	31.19%	21,203
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.395371	11.876359	14.25%	40,339
2011	10.738866	10.395371	-3.20%	31,723
2010*	10.000000	10.738866	7.39%	9,629
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.070803	10.170805	12.13%	16,286
2011*	10.000000	9.070803	-9.29%	319
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.726600	15.481203	12.78%	252,139
2011	13.860721	13.726600	-0.97%	311,039
2010	12.429821	13.860721	11.51%	462,777
2009*	10.000000	12.429821	24.30%	13,065
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.107259	11.525811	14.03%	1,799,234
2011	10.161246	10.107259	-0.53%	1,849,516
2010	9.204535	10.161246	10.39%	1,975,410
2009	7.567959	9.204535	21.63%	1,919,749
2008	10.935557	7.567959	-30.79%	1,352,049
2007	10.455243	10.935557	4.59%	687,345
2006*	10.000000	10.455243	4.55%	59,728

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.316569	11.705983	3.44%	731,758
2011	10.860962	11.316569	4.19%	688,163
2010	10.397879	10.860962	4.45%	855,960
2009	9.407821	10.397879	10.52%	825,190
2008	10.591896	9.407821	-11.18%	640,380
2007	10.437325	10.591896	1.48%	488,273
2006*	10.000000	10.437325	4.37%	56,608
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.011409	12.044977	20.31%	153,059
2011	11.201198	10.011409	-10.62%	157,741
2010	10.211900	11.201198	9.69%	172,968
2009	7.317716	10.211900	39.55%	210,752
2008	12.101040	7.317716	-39.53%	275,013
2007	10.737612	12.101040	12.70%	143,395
2006*	10.000000	10.737612	7.38%	49,873
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.311508	10.773015	15.70%	287,237
2011	9.912974	9.311508	-6.07%	316,025
2010	8.510393	9.912974	16.48%	314,518
2009	6.222418	8.510393	36.77%	346,680
2008	11.318398	6.222418	-45.02%	317,912
2007	10.264514	11.318398	10.27%	237,288
2006*	10.000000	10.264514	2.65%	82,867
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.114867	9.361446	15.36%	834,797
2011	8.422309	8.114867	-3.65%	841,441
2010	7.700958	8.422309	9.37%	913,190
2009	5.979217	7.700958	28.80%	808,180
2008	9.796181	5.979217	-38.96%	540,930
2007*	10.000000	9.796181	-2.04%	155,532
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.865444	19.039681	12.89%	14,520
2011	16.483706	16.865444	2.32%	18,706
2010	14.781696	16.483706	11.51%	23,670
2009	10.273423	14.781696	43.88%	27,744
2008	14.476609	10.273423	-29.03%	31,295
2007	14.244264	14.476609	1.63%	35,435
2006	13.067644	14.244264	9.00%	49,667
2005	12.951087	13.067644	0.90%	101,259
2004	11.936431	12.951087	8.50%	392,259
2003*	10.000000	11.936431	19.36%	584,884

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.463468	15.219247	13.04%	223,271
2011	13.160066	13.463468	2.31%	246,160
2010	11.800636	13.160066	11.52%	223,433
2009	8.196988	11.800636	43.96%	260,900
2008	11.568076	8.196988	-29.14%	198,845
2007	11.378717	11.568076	1.66%	180,265
2006	10.439233	11.378717	9.00%	162,883
2005*	10.000000	10.439233	4.39%	101,280
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	15.058442	17.536098	16.45%	54,445
2011	15.679282	15.058442	-3.96%	59,638
2010	13.781228	15.679282	13.77%	74,910
2009	10.902119	13.781228	26.41%	74,321
2008	17.621298	10.902119	-38.13%	113,398
2007	18.360628	17.621298	-4.03%	289,025
2006	16.121537	18.360628	13.89%	156,380
2005	15.736262	16.121537	2.45%	84,976
2004	13.637692	15.736262	15.39%	98,114
2003*	10.000000	13.637692	36.38%	8,667
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.617701	8.770819	15.14%	684
2011	8.749384	7.617701	-12.93%	1,572
2010	7.694232	8.749384	13.71%	7,987
2009	5.104127	7.694232	50.75%	27,380
2008*	10.000000	5.104127	-48.96%	3,291
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.185752	10.082697	9.76%	138,208
2011	9.635296	9.185752	-4.67%	162,939
2010	7.912626	9.635296	21.77%	212,207
2009	6.116424	7.912626	29.37%	386,490
2008*	10.000000	6.116424	-38.84%	511,428
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.452084	9.674702	14.47%	18,935
2011	9.160504	8.452084	-7.73%	22,169
2010	8.085889	9.160504	13.29%	30,291
2009	6.350701	8.085889	27.32%	4,074
2008*	10.000000	6.350701	-36.49%	22,535
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.882961	10.816580	9.45%	452,648
2011	10.164795	9.882961	-2.77%	500,999
2010	9.342158	10.164795	8.81%	450,063
2009	7.911463	9.342158	18.08%	337,673
2008*	10.000000	7.911463	-20.89%	136,723

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.272531	10.384424	11.99%	570,645
2011	9.744657	9.272531	-4.84%	656,763
2010	8.797984	9.744657	10.76%	1,277,767
2009	7.190018	8.797984	22.36%	1,126,681
2008*	10.000000	7.190018	-28.10%	129,725
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.615941	11.246134	5.94%	1,366,958
2011	10.621908	10.615941	-0.06%	1,262,948
2010	10.091860	10.621908	5.25%	335,083
2009	9.060605	10.091860	11.38%	351,024
2008*	10.000000	9.060605	-9.39%	82,757
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.582525	10.611392	10.74%	872,523
2011	9.955449	9.582525	-3.75%	885,384
2010	9.070489	9.955449	9.76%	1,018,498
2009	7.547472	9.070489	20.18%	776,339
2008*	10.000000	7.547472	-24.53%	574,103
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.934917	10.089362	12.92%	391,150
2011	9.510405	8.934917	-6.05%	445,676
2010	8.516605	9.510405	11.67%	487,236
2009	6.827311	8.516605	24.74%	442,499
2008*	10.000000	6.827311	-31.73%	384,004
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.155119	11.012655	8.44%	431,187
2011	10.332147	10.155119	-1.71%	449,593
2010	9.615490	10.332147	7.45%	555,155
2009	8.291069	9.615490	15.97%	271,836
2008*	10.000000	8.291069	-17.09%	47,554
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.586894	12.272909	5.92%	152,940
2011	11.066542	11.586894	4.70%	155,502
2010	10.516530	11.066542	5.23%	160,547
2009	9.827005	10.516530	7.02%	181,530
2008*	10.000000	9.827005	-1.73%	2,890
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.564292	13.262990	5.56%	18,814
2011	12.021646	12.564292	4.51%	109,635
2010	11.282996	12.021646	6.55%	7,660
2009	9.832816	11.282996	14.75%	31,551
2008*	10.000000	9.832816	-1.67%	77

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.857717	33.270164	15.29%	763
2011	37.830235	28.857717	-23.72%	767
2010	33.116705	37.830235	14.23%	1,550
2009	20.604665	33.116705	60.72%	2,230
2008	49.699069	20.604665	-58.54%	2,897
2007	34.736132	49.699069	43.08%	4,912
2006	25.856052	34.736132	34.34%	6,790
2005	19.825524	25.856052	30.42%	7,489
2004	16.703476	19.825524	18.69%	12,542
2003*	10.000000	16.703476	67.03%	41,971
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.199347	19.816722	15.22%	74,044
2011	22.545471	17.199347	-23.71%	87,581
2010	19.740483	22.545471	14.21%	110,870
2009	12.282213	19.740483	60.72%	116,870
2008	29.578397	12.282213	-58.48%	133,887
2007	20.636451	29.578397	43.33%	167,871
2006	15.333741	20.636451	34.58%	111,821
2005	11.743412	15.333741	30.57%	114,043
2004*	10.000000	11.743412	17.43%	44,329
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.152898	13.357936	1.56%	401,155
2011	12.443113	13.152898	5.70%	504,826
2010	12.049974	12.443113	3.26%	613,553
2009	11.907146	12.049974	1.20%	796,096
2008	11.216466	11.907146	6.16%	1,016,148
2007	10.622012	11.216466	5.60%	901,234
2006	10.429398	10.622012	1.85%	844,832
2005	10.247972	10.429398	1.77%	511,145
2004	10.070236	10.247972	1.76%	381,349
2003*	10.000000	10.070236	0.70%	147,726
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.873392	7.804871	13.55%	109,453
2011	7.749265	6.873392	-11.30%	192,774
2010	6.958402	7.749265	11.37%	167,728
2009	5.454411	6.958402	27.57%	175,203
2008*	10.000000	5.454411	-45.46%	41,962
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.562534	8.809907	16.49%	17,104
2011	8.805007	7.562534	-14.11%	15,605
2010	8.319006	8.805007	5.84%	18,685
2009	6.563605	8.319006	26.74%	12,180
2008	11.703384	6.563605	-43.92%	10,244
2007	10.857171	11.703384	7.79%	139,997
2006*	10.000000	10.857171	8.57%	3,997

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.488164	18.832587	14.22%	72,182
2011	17.414916	16.488164	-5.32%	95,923
2010	15.415824	17.414916	12.97%	105,351
2009	12.297130	15.415824	25.36%	114,010
2008	19.757788	12.297130	-37.76%	132,778
2007	18.922615	19.757788	4.41%	149,946
2006	16.428965	18.922615	15.18%	120,642
2005	15.444974	16.428965	6.37%	117,996
2004	13.744350	15.444974	12.37%	90,637
2003*	10.000000	13.744350	37.44%	17,309
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.403452	13.370475	7.80%	65,821
2011	12.475188	12.403452	-0.58%	49,082
2010	11.527329	12.475188	8.22%	61,736
2009*	10.000000	11.527329	15.27%	2,680
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.027788	14.411161	10.62%	86,722
2011	13.343928	13.027788	-2.37%	178,878
2010	12.086136	13.343928	10.41%	397,164
2009*	10.000000	12.086136	20.86%	371,238
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.928991	13.400502	3.65%	397,079
2011	12.745253	12.928991	1.44%	433,901
2010	12.213068	12.745253	4.36%	483,360
2009	11.360693	12.213068	7.50%	568,293
2008	12.266666	11.360693	-7.39%	509,208
2007	11.812489	12.266666	3.84%	455,144
2006	11.289903	11.812489	4.63%	468,876
2005	11.088873	11.289903	1.81%	426,744
2004	10.751819	11.088873	3.13%	319,168
2003*	10.000000	10.751819	7.52%	132,074
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.993743	16.373400	9.20%	1,046,430
2011	15.220035	14.993743	-1.49%	1,144,235
2010	13.924221	15.220035	9.31%	1,313,915
2009	11.859683	13.924221	17.41%	1,477,338
2008	15.668811	11.859683	-24.31%	1,420,281
2007	15.048914	15.668811	4.12%	1,472,616
2006	13.712890	15.048914	9.74%	1,390,859
2005	13.208219	13.712890	3.82%	1,198,278
2004	12.235735	13.208219	7.95%	915,404
2003*	10.000000	12.235735	22.36%	250,247

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.997816	17.934666	12.11%	729,215
2011	16.585416	15.997816	-3.54%	848,879
2010	14.915068	16.585416	11.20%	1,101,639
2009	12.166737	14.915068	22.59%	1,122,679
2008	17.994723	12.166737	-32.39%	1,135,877
2007	17.202882	17.994723	4.60%	920,399
2006	15.239381	17.202882	12.88%	724,201
2005	14.441630	15.239381	5.52%	525,881
2004	13.073147	14.441630	10.47%	309,528
2003*	10.000000	13.073147	30.73%	83,651
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.135314	15.049827	6.47%	605,595
2011	14.052989	14.135314	0.59%	723,277
2010	13.140565	14.052989	6.94%	782,391
2009	11.639091	13.140565	12.90%	747,280
2008	13.901805	11.639091	-16.28%	771,541
2007	13.326598	13.901805	4.32%	687,717
2006	12.471677	13.326598	6.85%	591,527
2005	12.111358	12.471677	2.98%	519,248
2004	11.468511	12.111358	5.61%	386,961
2003*	10.000000	11.468511	14.69%	90,301
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.268797	15.484811	16.70%	465,720
2011	13.808144	13.268797	-3.91%	560,313
2010	12.911549	13.808144	6.94%	891,854
2009*	10.000000	12.911549	29.12%	1,157
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.900338	24.195457	15.77%	107,754
2011	21.760901	20.900338	-3.95%	126,365
2010	17.496440	21.760901	24.37%	99,054
2009	12.982184	17.496440	34.77%	115,000
2008	20.733734	12.982184	-37.39%	129,730
2007	19.561682	20.733734	5.99%	121,653
2006	18.062463	19.561682	8.30%	173,859
2005	16.349330	18.062463	10.48%	143,788
2004	14.334701	16.349330	14.05%	100,153
2003*	10.000000	14.334701	43.35%	37,197

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.218325	10.069762	-1.45%	891,193
2011	10.368247	10.218325	-1.45%	790,495
2010	10.520782	10.368247	-1.45%	920,788
2009	10.671098	10.520782	-1.41%	1,188,988
2008	10.610205	10.671098	0.57%	1,935,067
2007	10.274739	10.610205	3.26%	1,500,519
2006	9.973663	10.274739	3.02%	902,697
2005	9.857014	9.973663	1.18%	916,418
2004	9.921541	9.857014	-0.65%	681,765
2003*	10.000000	9.921541	-0.78%	1,234,124
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.940109	15.420314	10.62%	302,450
2011	13.401220	13.940109	4.02%	191,418
2010	12.296451	13.401220	8.98%	252,687
2009	10.031614	12.296451	22.58%	283,188
2008	12.307348	10.031614	-18.49%	287,192
2007	11.937331	12.307348	3.10%	337,241
2006	11.553509	11.937331	3.32%	263,981
2005	11.472906	11.553509	0.70%	307,119
2004	10.927700	11.472906	4.99%	184,358
2003*	10.000000	10.927700	9.28%	67,097
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.126525	9.251361	13.84%	247,289
2011	9.123927	8.126525	-10.93%	267,467
2010	8.135019	9.123927	12.16%	295,267
2009	6.064844	8.135019	34.13%	455,887
2008*	10.000000	6.064844	-39.35%	447,284
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.672773	14.617673	15.35%	732
2011	15.384027	12.672773	-17.62%	732
2010	14.741276	15.384027	4.36%	1,823
2009	11.549944	14.741276	27.63%	2,357
2008	21.898391	11.549944	-47.26%	3,316
2007	21.636358	21.898391	1.21%	3,764
2006	17.935769	21.636358	20.63%	3,831
2005	16.280107	17.935769	10.17%	4,483
2004	13.766371	16.280107	18.26%	8,285
2003*	10.000000	13.766371	37.66%	3,421

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.935019	10.297354	15.25%	67,879
2011	10.844793	8.935019	-17.61%	69,137
2010	10.396031	10.844793	4.32%	82,113
2009	8.146461	10.396031	27.61%	87,904
2008	15.437631	8.146461	-47.23%	236,592
2007	15.254414	15.437631	1.20%	354,743
2006	12.644950	15.254414	20.64%	393,325
2005	11.476180	12.644950	10.18%	200,594
2004*	10.000000	11.476180	14.76%	88,257
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.705529	9.963682	14.45%	174,790
2011	9.128428	8.705529	-4.63%	198,475
2010	8.029459	9.128428	13.69%	229,564
2009	6.298763	8.029459	27.48%	258,732
2008*	10.000000	6.298763	-37.01%	74
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.117705	9.407007	15.88%	76,469
2011	8.771301	8.117705	-7.45%	70,727
2010	7.894107	8.771301	11.11%	87,560
2009	6.286901	7.894107	25.56%	126,068
2008*	10.000000	6.286901	-37.13%	77
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.099807	10.280814	12.98%	159,815
2011	9.663566	9.099807	-5.83%	201,564
2010	7.753436	9.663566	24.64%	280,518
2009	6.209196	7.753436	24.87%	355,183
2008*	10.000000	6.209196	-37.91%	170,648
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.765885	11.197061	14.65%	100,335
2011	10.144778	9.765885	-3.73%	121,893
2010	8.604649	10.144778	17.90%	153,103
2009	6.692181	8.604649	28.58%	223,869
2008*	10.000000	6.692181	-33.08%	318,046
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.200864	15.826761	11.45%	30,688
2011	14.534552	14.200864	-2.30%	41,635
2010	11.788734	14.534552	23.29%	76,002
2009	9.405240	11.788734	25.34%	67,983
2008	17.851211	9.405240	-47.31%	44,057
2007	16.543600	17.851211	7.90%	60,057
2006	16.299770	16.543600	1.50%	59,500
2005	15.351382	16.299770	6.18%	56,858
2004	13.764641	15.351382	11.53%	55,525
2003*	10.000000	13.764641	37.65%	23,708

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.824615	23.503387	18.56%	36,767
2011	21.275952	19.824615	-6.82%	84,390
2010	17.069645	21.275952	24.64%	75,086
2009	13.761932	17.069645	24.04%	83,277
2008	20.627490	13.761932	-33.28%	71,965
2007	22.563861	20.627490	-8.58%	74,844
2006	19.552135	22.563861	15.40%	105,885
2005	19.302125	19.552135	1.30%	167,759
2004	16.740734	19.302125	15.30%	151,138
2003*	10.000000	16.740734	67.41%	71,934
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.296863	21.912014	13.55%	94,050
2011	20.786489	19.296863	-7.17%	77,994
2010	16.876436	20.786489	23.17%	110,466
2009	12.738817	16.876436	32.48%	139,668
2008	20.969244	12.738817	-39.25%	166,627
2007	20.883817	20.969244	0.41%	203,013
2006	18.961845	20.883817	10.14%	196,773
2005	17.177624	18.961845	10.39%	249,028
2004	14.673942	17.177624	17.06%	174,227
2003*	10.000000	14.673942	46.74%	84,570
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.979930	15.684468	12.19%	86,016
2011	14.131754	13.979930	-1.07%	102,952
2010	12.664839	14.131754	11.58%	142,467
2009	10.235375	12.664839	23.74%	246,331
2008	17.788128	10.235375	-42.46%	338,758
2007	16.730660	17.788128	6.32%	350,707
2006	14.970013	16.730660	11.76%	146,693
2005	14.190647	14.970013	5.49%	40,319
2004	13.146093	14.190647	7.95%	15,203
2003*	10.000000	13.146093	31.46%	4,030
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.602457	10.937391	13.90%	223,535
2011	9.179933	9.602457	4.60%	261,236
2010	7.175168	9.179933	27.94%	334,605
2009	5.578528	7.175168	28.62%	352,767
2008*	10.000000	5.578528	-44.21%	18,887
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.473767	10.685207	2.02%	120,707
2011	10.491270	10.473767	-0.17%	119,840
2010	10.394113	10.491270	0.93%	174,934
2009	9.846962	10.394113	5.56%	220,482
2008*	10.000000	9.846962	-1.53%	40,060

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.675592	13.756990	17.83%	125,630
2011	13.528212	11.675592	-13.69%	131,165
2010	12.908002	13.528212	4.80%	148,211
2009*	10.000000	12.908002	29.08%	259,939
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.356764	10.676243	3.08%	295,122
2011	10.478459	10.356764	-1.16%	304,658
2010	10.098890	10.478459	3.76%	389,226
2009	9.042389	10.098890	11.68%	484,675
2008	10.598750	9.042389	-14.68%	542,633
2007	10.265712	10.598750	3.24%	836,695
2006	9.996311	10.265712	2.70%	646,263
2005	9.998672	9.996311	-0.02%	554,206
2004	10.067340	9.998672	-0.68%	281,622
2003*	10.000000	10.067340	0.67%	80,033
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.923750	13.859390	7.24%	6,415
2011	13.254073	12.923750	-2.49%	12,281
2010	11.243891	13.254073	17.88%	23,439
2009	9.294470	11.243891	20.97%	20,642
2008	15.582366	9.294470	-40.35%	20,656
2007	15.731913	15.582366	-0.95%	20,815
2006	15.166231	15.731913	3.73%	18,749
2005	14.955415	15.166231	1.41%	17,320
2004	13.564388	14.955415	10.25%	17,411
2003*	10.000000	13.564388	35.64%	1,634
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.304169	16.737659	9.37%	21,957
2011	16.022458	15.304169	-4.48%	43,253
2010	13.233495	16.022458	21.08%	57,183
2009	10.217279	13.233495	29.52%	53,210
2008	17.120830	10.217279	-40.32%	68,750
2007	16.144926	17.120830	6.04%	479,450
2006	14.407573	16.144926	12.06%	220,189
2005	13.680826	14.407573	5.31%	128,858
2004	12.254702	13.680826	11.64%	28,921
2003*	10.000000	12.254702	22.55%	5,398

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	13.009039	15.506487	19.20%	201,137
2011	14.425184	13.009039	-9.82%	217,900
2010	12.654551	14.425184	13.99%	266,252
2009	9.212742	12.654551	37.36%	303,334
2008	15.671476	9.212742	-41.21%	353,835
2007	14.994840	15.671476	4.51%	419,723
2006	12.959922	14.994840	15.70%	410,497
2005	11.530336	12.959922	12.40%	525,274
2004*	10.000000	11.530336	15.30%	196,064
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	20.019534	23.861911	19.19%	15,078
2011	22.207171	20.019534	-9.85%	16,758
2010	19.475436	22.207171	14.03%	24,640
2009	14.181094	19.475436	37.33%	34,263
2008	24.116522	14.181094	-41.20%	46,116
2007	23.070354	24.116522	4.53%	58,010
2006	19.945565	23.070354	15.67%	62,693
2005	17.743416	19.945565	12.41%	75,759
2004	15.145229	17.743416	17.16%	88,228
2003*	10.000000	15.145229	51.45%	73,460
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.148993	1.49%	58,315
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.604301	16.782483	14.91%	129,558
2011	14.865485	14.604301	-1.76%	163,104
2010	13.023062	14.865485	14.15%	219,548
2009	10.324439	13.023062	26.14%	328,932
2008	17.070052	10.324439	-39.52%	412,297
2007	16.632094	17.070052	2.63%	454,211
2006	14.705781	16.632094	13.10%	288,485
2005	14.111421	14.705781	4.21%	164,966
2004	13.119209	14.111421	7.56%	126,756
2003*	10.000000	13.119209	31.19%	67,980
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.273963	23.509711	15.96%	60,396
2011	21.073853	20.273963	-3.80%	74,460
2010	17.377172	21.073853	21.27%	89,022
2009	12.881721	17.377172	34.90%	101,776
2008	21.084518	12.881721	-38.90%	174,718
2007	21.698510	21.084518	-2.83%	172,356
2006	19.202224	21.698510	13.00%	109,053
2005	17.758675	19.202224	8.13%	67,579
2004	15.119925	17.758675	17.45%	49,177
2003*	10.000000	15.119925	51.20%	25,021

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.613732	6.14%	12,642
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.507049	12.970120	3.70%	33,914
2011	11.705408	12.507049	6.85%	38,259
2010	10.859825	11.705408	7.79%	24,365
2009*	10.000000	10.859825	8.60%	17,802
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.288307	11.763864	4.21%	335,151
2011	11.339656	11.288307	-0.45%	287,641
2010	10.939212	11.339656	3.66%	244,570
2009*	10.000000	10.939212	9.39%	180,169
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.993935	10.784326	7.91%	167,775
2011*	10.000000	9.993935	-0.06%	61,643
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	12.100246	14.206399	17.41%	5,177
2011	12.875530	12.100246	-6.02%	6,127
2010	11.422541	12.875530	12.72%	6,778
2009	8.928755	11.422541	27.93%	9,814
2008	14.779624	8.928755	-39.59%	12,728
2007	15.962242	14.779624	-7.41%	13,170
2006	13.973162	15.962242	14.24%	18,740
2005	13.473727	13.973162	3.71%	20,472
2004	12.304689	13.473727	9.50%	12,763
2003*	10.000000	12.304689	23.05%	3,443
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.990832	15.607779	20.14%	1,220
2011	15.869001	12.990832	-18.14%	1,220
2010	14.635021	15.869001	8.43%	1,774
2009	11.915221	14.635021	22.83%	2,702
2008	21.572042	11.915221	-44.77%	3,056
2007	20.200971	21.572042	6.79%	3,102
2006	16.048711	20.200971	25.87%	5,353
2005	14.513815	16.048711	10.58%	5,454
2004	12.674623	14.513815	14.51%	5,566
2003*	10.000000	12.674623	26.75%	6,235

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.211260	14.871670	12.57%	3,625
2011	16.317878	13.211260	-19.04%	3,441
2010	13.706991	16.317878	19.05%	2,482
2009	8.486225	13.706991	61.52%	5,462
2008	13.675659	8.486225	-37.95%	5,557
2007	13.151940	13.675659	3.98%	6,034
2006	12.656952	13.151940	3.91%	6,111
2005	12.150914	12.656952	4.16%	9,775
2004	11.738902	12.150914	3.51%	6,699
2003*	10.000000	11.738902	17.39%	3,146
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.459676	14.793998	29.10%	42,437
2011	10.533927	11.459676	8.79%	19,939
2010*	10.000000	10.533927	5.34%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.704079	12.594289	7.61%	58,620
2011	11.267019	11.704079	3.88%	57,754
2010	10.698980	11.267019	5.31%	77,008
2009	9.925335	10.698980	7.79%	95,368
2008	11.247361	9.925335	-11.75%	305,364
2007	10.847690	11.247361	3.68%	439,317
2006	10.628384	10.847690	2.06%	221,135
2005	10.376142	10.628384	2.43%	141,501
2004	10.116754	10.376142	2.56%	65,085
2003*	10.000000	10.116754	1.17%	7,553
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	21.153665	24.572717	16.16%	2,188
2011	20.081616	21.153665	5.34%	2,229
2010	18.568174	20.081616	8.15%	3,150
2009	14.480709	18.568174	28.23%	5,865
2008	17.282785	14.480709	-16.21%	9,823
2007	16.484339	17.282785	4.84%	11,103
2006	15.095375	16.484339	9.20%	12,875
2005	13.659211	15.095375	10.51%	14,907
2004	12.591098	13.659211	8.48%	32,057
2003*	10.000000	12.591098	25.91%	26,836
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.726121	-2.74%	35,101
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.630168	-3.70%	3,643

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.448940	16.422745	6.30%	15,280
2011	16.431080	15.448940	-5.98%	27,177
2010	13.151610	16.431080	24.94%	27,055
2009	8.742630	13.151610	50.43%	30,120

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.767331	17.053591	15.48%	17,924
2011	14.133776	14.767331	4.48%	18,743
2010	12.720770	14.133776	11.11%	22,359
2009	10.730871	12.720770	18.54%	19,870
2008	18.370232	10.730871	-41.59%	21,917
2007	17.787012	18.370232	3.28%	24,774
2006	15.435528	17.787012	15.23%	27,428
2005	14.981350	15.435528	3.03%	28,067
2004	13.674879	14.981350	9.55%	28,181
2003*	10.000000	13.674879	36.75%	26,765
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.443677	23.855345	16.69%	4,030
2011	22.712719	20.443677	-9.99%	8,193
2010	18.215035	22.712719	24.69%	6,929
2009	12.962794	18.215035	40.52%	5,959
2008	20.482521	12.962794	-36.71%	7,645
2007	20.483276	20.482521	0.00%	0
2006	18.208430	20.483276	12.49%	784
2005	17.335345	18.208430	5.04%	959
2004	14.780072	17.335345	17.29%	150
2003*	10.000000	14.780072	47.80%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.140494	1.40%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.038950	14.849176	5.77%	43,569
2011	12.754152	14.038950	10.07%	56,116
2010	12.317775	12.754152	3.54%	70,275
2009	11.346347	12.317775	8.56%	87,635
2008	11.705089	11.346347	-3.06%	75,006
2007	10.853838	11.705089	7.84%	41,835
2006	10.846500	10.853838	0.07%	22,401
2005	10.841796	10.846500	0.04%	26,186
2004	10.402441	10.841796	4.22%	22,175
2003*	10.000000	10.402441	4.02%	10,945
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.688516	16.559344	12.74%	3,222
2011	14.497545	14.688516	1.32%	3,454
2010	12.926479	14.497545	12.15%	3,821
2009	11.142832	12.926479	16.01%	4,240
2008	17.332005	11.142832	-35.71%	4,856
2007	17.674024	17.332005	-1.94%	5,276
2006	15.359858	17.674024	15.07%	5,487
2005	14.919143	15.359858	2.95%	8,206
2004	13.454487	14.919143	10.89%	9,079
2003*	10.000000	13.454487	34.54%	10,791

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.864384	15.871948	14.48%	5,030
2011	14.194745	13.864384	-2.33%	4,646
2010	12.112273	14.194745	17.19%	17,751
2009	9.473428	12.112273	27.86%	16,756
2008	12.740429	9.473428	-25.64%	16,928
2007	13.257079	12.740429	-3.90%	14,524
2006	11.194253	13.257079	18.43%	0
2005*	10.000000	11.194253	11.94%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.371587	13.400106	8.31%	64,331
2011	13.034055	12.371587	-5.08%	58,220
2010	12.055694	13.034055	8.12%	38,164
2009*	10.000000	12.055694	20.56%	22,745
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.940231	23.872229	14.00%	26,215
2011	21.139501	20.940231	-0.94%	31,937
2010	17.056081	21.139501	23.94%	27,091
2009	13.849727	17.056081	23.15%	26,764
2008	20.352832	13.849727	-31.95%	28,105
2007	20.800722	20.352832	-2.15%	18,834
2006	18.456803	20.800722	12.70%	2,496
2005	17.473166	18.456803	5.63%	4,077
2004	14.554031	17.473166	20.06%	3,959
2003*	10.000000	14.554031	45.54%	656
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.100981	17.175596	13.74%	30,984
2011	15.086015	15.100981	0.10%	44,656
2010	13.371765	15.086015	12.82%	60,366
2009	10.770291	13.371765	24.15%	59,083
2008	17.445224	10.770291	-38.26%	46,975
2007	16.870274	17.445224	3.41%	43,374
2006	14.865926	16.870274	13.48%	33,711
2005	14.450953	14.865926	2.87%	37,156
2004	13.294674	14.450953	8.70%	31,688
2003*	10.000000	13.294674	32.95%	26,354
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.339629	17.725526	8.48%	26,806
2011	15.254750	16.339629	7.11%	16,013
2010	13.461645	15.254750	13.32%	8,258
2009	11.181181	13.461645	20.40%	7,631
2008	16.152511	11.181181	-30.78%	10,135
2007	15.348178	16.152511	5.24%	4,295
2006	13.408091	15.348178	14.47%	4,528
2005	13.073375	13.408091	2.56%	5,892
2004	12.664983	13.073375	3.22%	5,127
2003*	10.000000	12.664983	26.65%	1,080

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.563432	13.694790	18.43%	1,260
2011	13.659578	11.563432	-15.35%	1,260
2010	10.600657	13.659578	28.86%	1,346
2009	8.557365	10.600657	23.88%	1,348
2008	13.961310	8.557365	-38.71%	58
2007	15.977355	13.961310	-12.62%	56
2006	15.668356	15.977355	1.97%	47
2005	15.068991	15.668356	3.98%	42
2004	13.776744	15.068991	9.38%	39
2003*	10.000000	13.776744	37.77%	40
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.504340	14.634999	8.37%	210
2011	14.508845	13.504340	-6.92%	510
2010	13.034189	14.508845	11.31%	2,457
2009	11.682862	13.034189	11.57%	2,240
2008	16.864129	11.682862	-30.72%	2,243
2007	15.616649	16.864129	7.99%	2,247
2006	13.692793	15.616649	14.05%	2,249
2005	13.668997	13.692793	0.17%	2,252
2004	12.955995	13.668997	5.50%	2,256
2003*	10.000000	12.955995	29.56%	2,259
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.697043	13.687508	7.80%	31,296
2011	12.638312	12.697043	0.46%	33,954
2010	11.849368	12.638312	6.66%	57,892
2009	10.011815	11.849368	18.35%	49,990
2008	10.994700	10.011815	-8.94%	46,755
2007	10.617292	10.994700	3.55%	52,058
2006	10.371973	10.617292	2.37%	29,283
2005	10.426582	10.371973	-0.52%	27,692
2004	10.245244	10.426582	1.77%	29,050
2003*	10.000000	10.245244	2.45%	23,777
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.055916	13.250120	9.91%	16,036
2011	12.291637	12.055916	-1.92%	10,775
2010	11.087677	12.291637	10.86%	13,672
2009	9.081131	11.087677	22.10%	2,902
2008	12.320382	9.081131	-26.29%	5,036
2007	11.537307	12.320382	6.79%	314
2006	10.688536	11.537307	7.94%	0
2005*	10.000000	10.688536	6.89%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.031099	13.399134	11.37%	15,915
2011	12.367484	12.031099	-2.72%	16,195
2010	10.982100	12.367484	12.61%	15,068
2009	8.673279	10.982100	26.62%	15,793
2008	13.103549	8.673279	-33.81%	20,819
2007	12.098298	13.103549	8.31%	10,022
2006	10.995042	12.098298	10.03%	0
2005*	10.000000	10.995042	9.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.722046	13.298675	13.45%	25,440
2011	12.246674	11.722046	-4.28%	23,986
2010	10.728285	12.246674	14.15%	22,377
2009	8.302910	10.728285	29.21%	18,539
2008	13.633841	8.302910	-39.10%	541
2007	12.461790	13.633841	9.41%	479
2006	11.203073	12.461790	11.24%	0
2005*	10.000000	11.203073	12.03%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.774479	16.272913	3.16%	18,393
2011	16.892576	15.774479	-6.62%	27,777
2010	14.392471	16.892576	17.37%	45,581
2009	9.901301	14.392471	45.36%	53,173
2008	22.047199	9.901301	-55.09%	40,066
2007	15.369624	22.047199	43.45%	27,343
2006	13.379879	15.369624	14.87%	2,743
2005*	10.000000	13.379879	33.80%	3,926
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.884062	17.160639	15.30%	46,784
2011	15.011946	14.884062	-0.85%	53,902
2010	13.262061	15.011946	13.19%	62,714
2009	10.366212	13.262061	27.94%	54,832
2008	18.403288	10.366212	-43.67%	66,035
2007	18.450310	18.403288	-0.25%	39,535
2006	15.617957	18.450310	18.14%	34,712
2005	15.018503	15.617957	3.99%	34,036
2004	13.707361	15.018503	9.57%	34,389
2003*	10.000000	13.707361	37.07%	18,359

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.047317	16.955741	12.68%	11,079
2011	15.280943	15.047317	-1.53%	17,486
2010	12.524797	15.280943	22.01%	10,726
2009	9.936715	12.524797	26.05%	10,231
2008	19.146049	9.936715	-48.10%	21,605
2007	15.347522	19.146049	24.75%	31,382
2006	14.619738	15.347522	4.98%	11,471
2005	14.067646	14.619738	3.92%	17,012
2004	13.849434	14.067646	1.58%	20,194
2003*	10.000000	13.849434	38.49%	14,296
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.481898	14.023325	4.02%	73,334
2011	12.787043	13.481898	5.43%	90,876
2010	12.070664	12.787043	5.93%	138,189
2009	10.612749	12.070664	13.74%	225,579
2008	11.160695	10.612749	-4.91%	155,209
2007	10.886936	11.160695	2.51%	134,520
2006	10.613244	10.886936	2.58%	22,372
2005	10.574067	10.613244	0.37%	22,082
2004	10.303396	10.574067	2.63%	24,119
2003*	10.000000	10.303396	3.03%	15,228
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.439599	26.449304	12.84%	22,867
2011	26.692806	23.439599	-12.19%	24,985
2010	21.076944	26.692806	26.64%	36,904
2009	15.311304	21.076944	37.66%	53,251
2008	25.739378	15.311304	-40.51%	64,103
2007	22.658101	25.739378	13.60%	54,787
2006	20.464047	22.658101	10.72%	38,480
2005	17.603288	20.464047	16.25%	35,236
2004	14.336397	17.603288	22.79%	28,012
2003*	10.000000	14.336397	43.36%	15,759
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	16.046218	19.025804	18.57%	533
2011	19.707514	16.046218	-18.58%	1,082
2010	17.732455	19.707514	11.14%	1,116
2009	14.262765	17.732455	24.33%	1,154
2008	25.839336	14.262765	-44.80%	1,815
2007	22.412859	25.839336	15.29%	1,850
2006	19.319603	22.412859	16.01%	1,878
2005	16.511591	19.319603	17.01%	1,904
2004	14.793419	16.511591	11.61%	2,714
2003*	10.000000	14.793419	47.93%	1,342

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.706096	12.701650	18.64%	12,672
2011	13.156833	10.706096	-18.63%	15,081
2010	11.838648	13.156833	11.13%	36,034
2009	9.523725	11.838648	24.31%	43,722
2008	17.249366	9.523725	-44.79%	40,218
2007	14.961066	17.249366	15.30%	25,832
2006	12.891829	14.961066	16.05%	6,625
2005	11.021859	12.891829	16.97%	4,559
2004*	10.000000	11.021859	10.22%	2,088
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.500854	23.154657	25.15%	1,198
2011	20.648197	18.500854	-10.40%	1,663
2010	16.592308	20.648197	24.44%	1,409
2009	10.718880	16.592308	54.80%	827
2008	22.339573	10.718880	-52.02%	943
2007	21.511165	22.339573	3.85%	1,979
2006	18.824378	21.511165	14.27%	1,972
2005	18.657454	18.824378	0.89%	3,669
2004	16.638834	18.657454	12.13%	10,808
2003*	10.000000	16.638834	66.39%	2,616
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.754372	13.042512	10.96%	101,277
2011	11.655097	11.754372	0.85%	96,487
2010	10.501643	11.655097	10.98%	119,426
2009	7.862729	10.501643	33.56%	113,976
2008	11.347958	7.862729	-30.71%	129,748
2007	11.104529	11.347958	2.19%	149,380
2006*	10.000000	11.104529	11.05%	1,212
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.714159	18.432121	10.28%	9,040
2011	16.007845	16.714159	4.41%	10,728
2010	13.470559	16.007845	18.84%	13,335
2009	11.654333	13.470559	15.58%	24,630
2008	16.230465	11.654333	-28.19%	25,935
2007	16.934138	16.230465	-4.16%	28,561
2006	14.677976	16.934138	15.37%	31,758
2005	14.407223	14.677976	1.88%	34,596
2004	13.177260	14.407223	9.33%	30,330
2003*	10.000000	13.177260	31.77%	22,868

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.942325	24.420447	16.61%	12,958
2011	22.091312	20.942325	-5.20%	15,463
2010	17.491065	22.091312	26.30%	23,292
2009	13.748819	17.491065	27.22%	35,770
2008	20.838949	13.748819	-34.02%	24,031
2007	21.673902	20.838949	-3.85%	12,624
2006	18.809032	21.673902	15.23%	8,807
2005	17.555543	18.809032	7.14%	6,658
2004	14.402664	17.555543	21.89%	6,617
2003*	10.000000	14.402664	44.03%	2,215
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.904117	10.114985	13.60%	26,043
2011	9.181002	8.904117	-3.02%	24,708
2010	8.453884	9.181002	8.60%	23,105
2009	6.589253	8.453884	28.30%	22,196
2008*	10.000000	6.589253	-34.11%	19,123
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.427768	17.195092	11.46%	15,180
2011	18.614494	15.427768	-17.12%	19,580
2010	16.081316	18.614494	15.75%	19,647
2009	9.457058	16.081316	70.05%	19,818
2008	20.286847	9.457058	-53.38%	12,492
2007	16.004509	20.286847	26.76%	21,913
2006	12.676816	16.004509	26.25%	824
2005*	10.000000	12.676816	26.77%	190
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.676481	20.585234	16.46%	2,721
2011	20.080770	17.676481	-11.97%	3,161
2010	18.805431	20.080770	6.78%	4,900
2009	13.931292	18.805431	34.99%	4,544
2008	23.722483	13.931292	-41.27%	5,073
2007	20.861110	23.722483	13.72%	5,100
2006	17.438189	20.861110	19.63%	5,158
2005	16.068940	17.438189	8.52%	5,694
2004	13.763401	16.068940	16.75%	5,771
2003*	10.000000	13.763401	37.63%	4,739

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.662146	14.754556	16.52%	21,687
2011	14.391525	12.662146	-12.02%	26,642
2010	13.477507	14.391525	6.78%	39,099
2009	9.973038	13.477507	35.14%	43,289
2008	16.986332	9.973038	-41.29%	87,535
2007	14.938890	16.986332	13.71%	57,104
2006	12.486051	14.938890	19.64%	1,751
2005	11.509431	12.486051	8.49%	2,723
2004*	10.000000	11.509431	15.09%	1,180
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.005974	18.139767	13.33%	65,481
2011	16.385152	16.005974	-2.31%	79,930
2010	14.543311	16.385152	12.66%	85,536
2009	12.440136	14.543311	16.91%	87,904
2008	11.891510	12.440136	4.61%	96,213
2007	10.873883	11.891510	9.36%	48,783
2006	9.782619	10.873883	11.16%	0
2005*	10.000000	9.782619	-2.17%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.209122	2.09%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.982637	10.089386	12.32%	5,521
2011	10.310308	8.982637	-12.88%	4,426
2010*	10.000000	10.310308	3.10%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.014999	13.304255	20.78%	78
2011	11.285203	11.014999	-2.39%	1,435
2010*	10.000000	11.285203	12.85%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.632563	-3.67%	5,763
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.945246	-0.55%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.727018	-2.73%	2,811
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.590239	13.605136	17.38%	52,837
2011	12.680130	11.590239	-8.60%	74,397
2010	11.845474	12.680130	7.05%	79,508
2009*	10.000000	11.845474	18.45%	95,041

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.800595	8.01%	1,862
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.054450	0.54%	1,396
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.758290	18.714051	11.67%	3,337
2011	16.785495	16.758290	-0.16%	2,483
2010	15.761251	16.785495	6.50%	1,016
2009	12.741602	15.761251	23.70%	2,170
2008	15.410684	12.741602	-17.32%	2,263
2007	14.187133	15.410684	8.62%	1,563
2006	13.044049	14.187133	8.76%	2,145
2005	12.299857	13.044049	6.05%	1,775
2004	11.530862	12.299857	6.67%	2,201
2003*	10.000000	11.530862	15.31%	2,353
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.619325	21.494993	22.00%	15,652
2011	19.221411	17.619325	-8.33%	21,338
2010	18.326532	19.221411	4.88%	28,506
2009	12.742191	18.326532	43.83%	27,380
2008	23.229688	12.742191	-45.15%	24,435
2007	17.261496	23.229688	34.58%	9,183
2006	16.059602	17.261496	7.48%	1,641
2005	14.484651	16.059602	10.87%	1,759
2004	12.465371	14.484651	16.20%	1,641
2003*	10.000000	12.465371	24.65%	5,201
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.946570	-0.53%	6,763
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	27.141314	30.256865	11.48%	16,802
2011	40.723440	27.141314	-33.35%	319
2010	33.069771	40.723440	23.14%	321
2009	18.748459	33.069771	76.39%	324
2008	39.845727	18.748459	-52.95%	324
2007	31.601309	39.845727	26.09%	439
2006	21.878975	31.601309	44.44%	439
2005	16.834176	21.878975	29.97%	439
2004	14.399651	16.834176	16.91%	439
2003*	10.000000	14.399651	44.00%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.936298	17.166112	14.93%	2,749
2011	15.107384	14.936298	-1.13%	2,908
2010	13.675509	15.107384	10.47%	3,586
2009	9.981444	13.675509	37.01%	3,602
2008	16.080133	9.981444	-37.93%	5,550
2007	14.705122	16.080133	9.35%	7,421
2006	13.912238	14.705122	5.70%	8,011
2005	13.550739	13.912238	2.67%	8,984
2004	12.622915	13.550739	7.35%	6,864
2003*	10.000000	12.622915	26.23%	1,661
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.214213	2.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.791481	19.165838	14.14%	26,407
2011	17.126545	16.791481	-1.96%	33,087
2010	15.633669	17.126545	9.55%	43,041
2009	12.961686	15.633669	20.61%	74,522
2008	19.565668	12.961686	-33.75%	48,611
2007	18.463204	19.565668	5.97%	25,228
2006	15.554069	18.463204	18.70%	7,924
2005	14.831129	15.554069	4.87%	4,014
2004	13.112910	14.831129	13.10%	4,332
2003*	10.000000	13.112910	31.13%	1,325
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.386610	11.860324	14.19%	12,069
2011	10.735263	10.386610	-3.25%	9,303
2010*	10.000000	10.735263	7.35%	185
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.067741	10.162203	12.07%	1,602
2011*	10.000000	9.067741	-9.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.708059	15.452427	12.73%	36,599
2011	13.849007	13.708059	-1.02%	43,656
2010	12.425615	13.849007	11.46%	76,334
2009*	10.000000	12.425615	24.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.078216	11.486841	13.98%	133,010
2011	10.137186	10.078216	-0.58%	138,209
2010	9.187384	10.137186	10.34%	137,679
2009	7.557697	9.187384	21.56%	143,430
2008	10.926297	7.557697	-30.83%	143,311
2007	10.451726	10.926297	4.54%	137,767
2006*	10.000000	10.451726	4.52%	5,208

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.284076	11.666419	3.39%	117,769
2011	10.835256	11.284076	4.14%	117,745
2010	10.378523	10.835256	4.40%	182,224
2009	9.395078	10.378523	10.47%	199,656
2008	10.582931	9.395078	-11.22%	166,994
2007	10.433824	10.582931	1.43%	66,709
2006*	10.000000	10.433824	4.34%	442
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.982671	12.004302	20.25%	32,128
2011	11.174715	9.982671	-10.67%	34,953
2010	10.192912	11.174715	9.63%	44,510
2009	7.307804	10.192912	39.48%	50,079
2008	12.090799	7.307804	-39.56%	62,835
2007	10.734006	12.090799	12.64%	25,040
2006*	10.000000	10.734006	7.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.284769	10.736608	15.64%	105,857
2011	9.889514	9.284769	-6.12%	120,441
2010	8.494561	9.889514	16.42%	96,253
2009	6.213995	8.494561	36.70%	133,988
2008	11.308815	6.213995	-45.05%	103,393
2007	10.261053	11.308815	10.21%	30,786
2006*	10.000000	10.261053	2.61%	10,656
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.095662	9.334537	15.30%	56,063
2011	8.406630	8.095662	-3.70%	56,168
2010	7.690526	8.406630	9.31%	59,242
2009	5.974146	7.690526	28.73%	57,192
2008	9.792857	5.974146	-38.99%	97,415
2007*	10.000000	9.792857	-2.07%	17,172
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.789652	18.944494	12.83%	1,638
2011	16.417942	16.789652	2.26%	3,221
2010	14.730201	16.417942	11.46%	4,094
2009	10.242829	14.730201	43.81%	4,094
2008	14.440825	10.242829	-29.07%	4,244
2007	14.216296	14.440825	1.58%	6,575
2006	13.048580	14.216296	8.95%	6,616
2005	12.938758	13.048580	0.85%	7,457
2004	11.931120	12.938758	8.45%	12,951
2003*	10.000000	11.931120	19.31%	9,328

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.418047	15.160187	12.98%	251,033
2011	13.122323	13.418047	2.25%	274,454
2010	11.772757	13.122323	11.46%	319,129
2009	8.181762	11.772757	43.89%	329,017
2008	11.552447	8.181762	-29.18%	276,762
2007	11.369143	11.552447	1.61%	9,571
2006	10.435727	11.369143	8.94%	3,183
2005*	10.000000	10.435727	4.36%	2,203
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.990766	17.448408	16.39%	3,483
2011	15.616731	14.990766	-4.01%	4,030
2010	13.733204	15.616731	13.72%	10,472
2009	10.869643	13.733204	26.34%	9,073
2008	17.577757	10.869643	-38.16%	11,163
2007	18.324603	17.577757	-4.08%	45,124
2006	16.098052	18.324603	13.83%	3,922
2005	15.721293	16.098052	2.40%	6,962
2004	13.631643	15.721293	15.33%	7,387
2003*	10.000000	13.631643	36.32%	3,485
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.603512	8.750033	15.08%	0
2011	8.737524	7.603512	-12.98%	2,611
2010	7.687700	8.737524	13.66%	3,578
2009	5.102388	7.687700	50.67%	30,516
2008*	10.000000	5.102388	-48.98%	2,611
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.168679	10.058850	9.71%	18,266
2011	9.622260	9.168679	-4.71%	20,283
2010	7.905921	9.622260	21.71%	28,453
2009	6.114345	7.905921	29.30%	86,812
2008*	10.000000	6.114345	-38.86%	116,523
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.436374	9.651801	14.41%	5,013
2011	9.148112	8.436374	-7.78%	5,024
2010	8.079041	9.148112	13.23%	5,027
2009	6.348539	8.079041	27.26%	1,049
2008*	10.000000	6.348539	-36.51%	11,558
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.864594	10.790994	9.39%	98,247
2011	10.151038	9.864594	-2.82%	106,787
2010	9.334244	10.151038	8.75%	164,187
2009	7.908776	9.334244	18.02%	71,727
2008*	10.000000	7.908776	-20.91%	22,681

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.255266	10.359815	11.93%	12,555
2011	9.731444	9.255266	-4.89%	29,495
2010	8.790510	9.731444	10.70%	49,189
2009	7.187575	8.790510	22.30%	68,874
2008*	10.000000	7.187575	-28.12%	64,651
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.596201	11.219522	5.88%	16,668
2011	10.607527	10.596201	-0.11%	40,020
2010	10.083319	10.607527	5.20%	11,452
2009	9.057536	10.083319	11.33%	7,757
2008*	10.000000	9.057536	-9.42%	2,931
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.564729	10.586292	10.68%	265,775
2011	9.941983	9.564729	-3.79%	293,315
2010	9.062813	9.941983	9.70%	304,798
2009	7.544912	9.062813	20.12%	143,953
2008*	10.000000	7.544912	-24.55%	78,351
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.918301	10.065473	12.86%	64,540
2011	9.497527	8.918301	-6.10%	78,462
2010	8.509389	9.497527	11.61%	70,937
2009	6.824993	8.509389	24.68%	3,830
2008*	10.000000	6.824993	-31.75%	12,398
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.136240	10.986603	8.39%	11,672
2011	10.318164	10.136240	-1.76%	40,380
2010	9.607347	10.318164	7.40%	62,351
2009	8.288260	9.607347	15.92%	75,733
2008*	10.000000	8.288260	-17.12%	77,054
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.565384	12.243899	5.87%	19,624
2011	11.051586	11.565384	4.65%	22,025
2010	10.507651	11.051586	5.18%	32,753
2009	9.823684	10.507651	6.96%	56,806
2008*	10.000000	9.823684	-1.76%	9,646
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.540931	13.231603	5.51%	45,272
2011	12.005371	12.540931	4.46%	63,467
2010	11.273445	12.005371	6.49%	6,530
2009	9.829489	11.273445	14.69%	3,550
2008*	10.000000	9.829489	-1.71%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.728074	33.103845	15.23%	0
2011	37.679386	28.728074	-23.76%	256
2010	33.001367	37.679386	14.18%	256
2009	20.543325	33.001367	60.64%	0
2008	49.576391	20.543325	-58.56%	0
2007	34.668051	49.576391	43.00%	433
2006	25.818435	34.668051	34.28%	441
2005	19.806685	25.818435	30.35%	441
2004	16.696081	19.806685	18.63%	539
2003*	10.000000	16.696081	66.96%	931
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.132621	19.729798	15.16%	10,917
2011	22.469397	17.132621	-23.75%	18,615
2010	19.683842	22.469397	14.15%	21,326
2009	12.253178	19.683842	60.64%	22,204
2008	29.523513	12.253178	-58.50%	17,637
2007	20.608665	29.523513	43.26%	24,268
2006	15.320839	20.608665	34.51%	3,347
2005	11.739471	15.320839	30.51%	4,115
2004*	10.000000	11.739471	17.39%	1,935
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.093826	13.291183	1.51%	45,781
2011	12.393502	13.093826	5.65%	58,778
2010	12.008019	12.393502	3.21%	132,818
2009	11.871712	12.008019	1.15%	160,052
2008	11.188756	11.871712	6.10%	303,053
2007	10.601174	11.188756	5.54%	135,056
2006	10.414200	10.601174	1.80%	23,503
2005	10.238215	10.414200	1.72%	25,321
2004	10.065763	10.238215	1.71%	26,504
2003*	10.000000	10.065763	0.66%	22,736
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.860618	7.786405	13.49%	14,645
2011	7.738784	6.860618	-11.35%	27,279
2010	6.952510	7.738784	11.31%	38,240
2009	5.452556	6.952510	27.51%	34,592
2008*	10.000000	5.452556	-45.47%	8,228
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.540827	8.780151	16.43%	10,460
2011	8.784189	7.540827	-14.15%	13,872
2010	8.303543	8.784189	5.79%	13,802
2009	6.554722	8.303543	26.68%	14,085
2008	11.693487	6.554722	-43.95%	12,283
2007	10.853520	11.693487	7.74%	25,346
2006*	10.000000	10.853520	8.54%	491

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.414092	18.738447	14.16%	3,743
2011	17.345471	16.414092	-5.37%	3,837
2010	15.362132	17.345471	12.91%	6,554
2009	12.260523	15.362132	25.30%	19,293
2008	19.708994	12.260523	-37.79%	17,141
2007	18.885516	19.708994	4.36%	17,146
2006	16.405054	18.885516	15.12%	19,057
2005	15.430298	16.405054	6.32%	13,438
2004	13.738255	15.430298	12.32%	14,191
2003*	10.000000	13.738255	37.38%	14,750
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	0
2009*	10.000000	11.523426	15.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.010184	14.384375	10.56%	7,666
2011	13.332645	13.010184	-2.42%	7,666
2010	12.082047	13.332645	10.35%	8,478
2009*	10.000000	12.082047	20.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.870975	13.333587	3.59%	23,559
2011	12.694481	12.870975	1.39%	36,687
2010	12.170590	12.694481	4.30%	30,953
2009	11.326919	12.170590	7.45%	36,659
2008	12.236402	11.326919	-7.43%	41,460
2007	11.789358	12.236402	3.79%	17,751
2006	11.273492	11.789358	4.58%	4,572
2005	11.078342	11.273492	1.76%	14,752
2004	10.747049	11.078342	3.08%	16,317
2003*	10.000000	10.747049	7.47%	9,196
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.926410	16.291577	9.15%	159,285
2011	15.159363	14.926410	-1.54%	184,641
2010	13.875751	15.159363	9.25%	209,155
2009	11.824394	13.875751	17.35%	211,703
2008	15.630125	11.824394	-24.35%	235,092
2007	15.019422	15.630125	4.07%	154,257
2006	13.692941	15.019422	9.69%	47,174
2005	13.195663	13.692941	3.77%	60,924
2004	12.230307	13.195663	7.89%	65,199
2003*	10.000000	12.230307	22.30%	25,887

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.925956	17.845023	12.05%	83,473
2011	16.519284	15.925956	-3.59%	83,176
2010	14.863119	16.519284	11.14%	77,832
2009	12.130524	14.863119	22.53%	82,299
2008	17.950280	12.130524	-32.42%	77,935
2007	17.169154	17.950280	4.55%	77,359
2006	15.217195	17.169154	12.83%	86,533
2005	14.427898	15.217195	5.47%	93,368
2004	13.067345	14.427898	10.41%	82,721
2003*	10.000000	13.067345	30.67%	13,473
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.071828	14.974615	6.42%	125,017
2011	13.996960	14.071828	0.53%	128,146
2010	13.094807	13.996960	6.89%	142,895
2009	11.604444	13.094807	12.84%	166,136
2008	13.867459	11.604444	-16.32%	123,161
2007	13.300458	13.867459	4.26%	73,885
2006	12.453507	13.300458	6.80%	27,088
2005	12.099836	12.453507	2.92%	23,052
2004	11.463419	12.099836	5.55%	35,581
2003*	10.000000	11.463419	14.63%	20,989
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.250874	15.456042	16.64%	90,989
2011	13.796473	13.250874	-3.95%	103,006
2010	12.907173	13.796473	6.89%	190,014
2009*	10.000000	12.907173	29.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.806439	24.074509	15.71%	18,089
2011	21.674104	20.806439	-4.00%	20,072
2010	17.435491	21.674104	24.31%	24,911
2009	12.943537	17.435491	34.70%	24,804
2008	20.682540	12.943537	-37.42%	13,151
2007	19.523333	20.682540	5.94%	9,119
2006	18.036183	19.523333	8.25%	11,683
2005	16.333804	18.036183	10.42%	16,663
2004	14.328349	16.333804	14.00%	15,258
2003*	10.000000	14.328349	43.28%	10,292

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.172213	10.019216	-1.50%	211,257
2011	10.326678	10.172213	-1.50%	295,748
2010	10.483924	10.326678	-1.50%	531,933
2009	10.639112	10.483924	-1.46%	952,722
2008	10.583772	10.639112	0.52%	1,221,081
2007	10.254373	10.583772	3.21%	879,769
2006	9.958934	10.254373	2.97%	19,008
2005	9.847439	9.958934	1.13%	19,877
2004	9.916936	9.847439	-0.70%	20,452
2003*	10.000000	9.916936	-0.83%	19,689
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.877508	15.343265	10.56%	45,299
2011	13.347795	13.877508	3.97%	31,622
2010	12.253659	13.347795	8.93%	33,968
2009	10.001778	12.253659	22.51%	24,229
2008	12.276967	10.001778	-18.53%	10,431
2007	11.913924	12.276967	3.05%	11,191
2006	11.536687	11.913924	3.27%	7,652
2005	11.461997	11.536687	0.65%	7,107
2004	10.922848	11.461997	4.94%	7,519
2003*	10.000000	10.922848	9.23%	1,840
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.111439	9.229482	13.78%	12,364
2011	9.111599	8.111439	-10.98%	16,636
2010	8.128145	9.111599	12.10%	25,954
2009	6.062787	8.128145	34.07%	68,579
2008*	10.000000	6.062787	-39.37%	76,010
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.617124	14.546079	15.29%	1,589
2011	15.324262	12.617124	-17.67%	1,589
2010	14.691447	15.324262	4.31%	0
2009	11.516747	14.691447	27.57%	0
2008	21.846587	11.516747	-47.28%	0
2007	21.596200	21.846587	1.16%	404
2006	17.911539	21.596200	20.57%	785
2005	16.266338	17.911539	10.11%	823
2004	13.761705	16.266338	18.20%	2,540
2003*	10.000000	13.761705	37.62%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.900341	10.252169	15.19%	10,758
2011	10.808190	8.900341	-17.65%	11,380
2010	10.366189	10.808190	4.26%	28,523
2009	8.127209	10.366189	27.55%	26,804
2008	15.408976	8.127209	-47.26%	52,928
2007	15.233886	15.408976	1.15%	65,846
2006	12.634324	15.233886	20.58%	9,217
2005	11.472337	12.634324	10.13%	4,919
2004*	10.000000	11.472337	14.72%	4,889
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.689350	9.940116	14.39%	37,190
2011	9.116094	8.689350	-4.68%	52,919
2010	8.022668	9.116094	13.63%	43,232
2009	6.296627	8.022668	27.41%	35,084
2008*	10.000000	6.296627	-37.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.102602	9.384732	15.82%	18,439
2011	8.759418	8.102602	-7.50%	21,849
2010	7.887411	8.759418	11.06%	16,998
2009	6.284757	7.887411	25.50%	15,362
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.082922	10.256516	12.92%	19,924
2011	9.650508	9.082922	-5.88%	34,629
2010	7.746878	9.650508	24.57%	36,885
2009	6.207089	7.746878	24.81%	62,605
2008*	10.000000	6.207089	-37.93%	33,574
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.747754	11.170595	14.60%	8,371
2011	10.131081	9.747754	-3.78%	10,013
2010	8.597378	10.131081	17.84%	12,950
2009	6.689909	8.597378	28.51%	34,105
2008*	10.000000	6.689909	-33.10%	56,982
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.137076	15.747665	11.39%	5,708
2011	14.476589	14.137076	-2.35%	6,691
2010	11.747672	14.476589	23.23%	16,306
2009	9.377241	11.747672	25.28%	21,256
2008	17.807128	9.377241	-47.34%	12,777
2007	16.511159	17.807128	7.85%	9,201
2006	16.276050	16.511159	1.44%	2,591
2005	15.336796	16.276050	6.12%	3,456
2004	13.758533	15.336796	11.47%	2,903
2003*	10.000000	13.758533	37.59%	3,046

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.735508	23.385855	18.50%	6,811
2011	21.191064	19.735508	-6.87%	14,848
2010	17.010167	21.191064	24.58%	22,786
2009	13.720947	17.010167	23.97%	10,672
2008	20.576528	13.720947	-33.32%	6,680
2007	22.519622	20.576528	-8.63%	6,386
2006	19.523677	22.519622	15.35%	8,504
2005	19.283784	19.523677	1.24%	11,075
2004	16.733305	19.283784	15.24%	9,625
2003*	10.000000	16.733305	67.33%	3,644
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.210199	21.802509	13.49%	25,839
2011	20.703615	19.210199	-7.21%	21,144
2010	16.817669	20.703615	23.11%	26,065
2009	12.700907	16.817669	32.41%	29,248
2008	20.917473	12.700907	-39.28%	42,860
2007	20.842898	20.917473	0.36%	26,018
2006	18.934269	20.842898	10.08%	18,217
2005	17.161314	18.934269	10.33%	17,577
2004	14.667440	17.161314	17.00%	16,982
2003*	10.000000	14.667440	46.67%	12,390
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.917143	15.606084	12.14%	21,281
2011	14.075410	13.917143	-1.12%	24,175
2010	12.620735	14.075410	11.53%	30,136
2009	10.204910	12.620735	23.67%	58,515
2008	17.744200	10.204910	-42.49%	86,993
2007	16.697857	17.744200	6.27%	81,030
2006	14.948217	16.697857	11.70%	21,368
2005	14.177151	14.948217	5.44%	21,036
2004	13.140251	14.177151	7.89%	17,897
2003*	10.000000	13.140251	31.40%	7,337
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.584620	10.911512	13.84%	49,380
2011	9.167515	9.584620	4.55%	51,174
2010	7.169085	9.167515	27.88%	95,807
2009	5.576620	7.169085	28.56%	96,805
2008*	10.000000	5.576620	-44.23%	19,550
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.454338	10.659964	1.97%	21,676
2011	10.477107	10.454338	-0.22%	36,494
2010	10.385334	10.477107	0.88%	51,743
2009	9.843634	10.385334	5.50%	77,522
2008*	10.000000	9.843634	-1.56%	4,386

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.659822	13.731408	17.77%	7,691
2011	13.516785	11.659822	-13.74%	9,354
2010	12.903630	13.516785	4.75%	13,490
2009*	10.000000	12.903630	29.04%	41,675
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.310247	10.622869	3.03%	33,085
2011	10.436686	10.310247	-1.21%	37,638
2010	10.063733	10.436686	3.71%	51,337
2009	9.015480	10.063733	11.63%	77,431
2008	10.572577	9.015480	-14.73%	128,746
2007	10.245588	10.572577	3.19%	128,253
2006	9.981752	10.245588	2.64%	22,800
2005	9.989171	9.981752	-0.07%	22,983
2004	10.062877	9.989171	-0.73%	21,762
2003*	10.000000	10.062877	0.63%	29,029
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.865710	13.790136	7.19%	270
2011	13.201235	12.865710	-2.54%	270
2010	11.204734	13.201235	17.82%	1,437
2009	9.266799	11.204734	20.91%	1,438
2008	15.543881	9.266799	-40.38%	1,438
2007	15.701067	15.543881	-1.00%	1,438
2006	15.144158	15.701067	3.68%	1,167
2005	14.941199	15.144158	1.36%	1,167
2004	13.558368	14.941199	10.20%	1,167
2003*	10.000000	13.558368	35.58%	46
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.237005	16.655724	9.31%	1,043
2011	15.960221	15.237005	-4.53%	1,341
2010	13.188779	15.960221	21.01%	1,882
2009	10.187919	13.188779	29.46%	3,306
2008	17.080312	10.187919	-40.35%	4,978
2007	16.114937	17.080312	5.99%	76,230
2006	14.388098	16.114937	12.00%	3,622
2005	13.669252	14.388098	5.26%	3,734
2004	12.250550	13.669252	11.58%	1,842
2003*	10.000000	12.250550	22.51%	2,187

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.958556	15.438457	19.14%	42,361
2011	14.376508	12.958556	-9.86%	41,399
2010	12.618246	14.376508	13.93%	58,354
2009	9.190974	12.618246	37.29%	52,440
2008	15.642402	9.190974	-41.24%	52,620
2007	14.974661	15.642402	4.46%	35,099
2006	12.949029	14.974661	15.64%	16,910
2005	11.526477	12.949029	12.34%	12,807
2004*	10.000000	11.526477	15.26%	8,600
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.929575	23.742603	19.13%	9,329
2011	22.118606	19.929575	-9.90%	10,418
2010	19.407591	22.118606	13.97%	12,087
2009	14.138865	19.407591	37.26%	11,447
2008	24.056933	14.138865	-41.23%	12,618
2007	23.025091	24.056933	4.48%	15,839
2006	19.916503	23.025091	15.61%	16,390
2005	17.726536	19.916503	12.35%	17,653
2004	15.138497	17.726536	17.10%	18,847
2003*	10.000000	15.138497	51.38%	14,261
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.148062	1.48%	3,102
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.538622	16.698524	14.86%	20,738
2011	14.806138	14.538622	-1.81%	23,665
2010	12.977665	14.806138	14.09%	40,837
2009	10.293674	12.977665	26.07%	62,322
2008	17.027853	10.293674	-39.55%	84,283
2007	16.599446	17.027853	2.58%	80,451
2006	14.684344	16.599446	13.04%	11,122
2005	14.097983	14.684344	4.16%	12,404
2004	13.113389	14.097983	7.51%	11,995
2003*	10.000000	13.113389	31.13%	7,208
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.182810	23.392100	15.90%	7,179
2011	20.989731	20.182810	-3.84%	7,490
2010	17.316587	20.989731	21.21%	15,836
2009	12.843339	17.316587	34.83%	18,604
2008	21.032409	12.843339	-38.94%	33,755
2007	21.655942	21.032409	-2.88%	28,580
2006	19.174248	21.655942	12.94%	6,694
2005	17.741782	19.174248	8.07%	3,949
2004	15.113211	17.741782	17.39%	3,801
2003*	10.000000	15.113211	51.13%	2,308

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.610149	6.10%	10,816
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.490136	12.945992	3.65%	8,256
2011	11.695500	12.490136	6.79%	19,114
2010	10.856139	11.695500	7.73%	5,480
2009*	10.000000	10.856139	8.56%	5,271
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.273050	11.741977	4.16%	113,997
2011	11.330057	11.273050	-0.50%	64,568
2010	10.935503	11.330057	3.61%	38,871
2009*	10.000000	10.935503	9.36%	30,837
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.990587	10.775226	7.85%	45,049
2011*	10.000000	9.990587	-0.09%	6,672
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	12.047130	14.136849	17.35%	0
2011	12.825504	12.047130	-6.07%	0
2010	11.383923	12.825504	12.66%	0
2009	8.903096	11.383923	27.86%	721
2008	14.744659	8.903096	-39.62%	721
2007	15.932624	14.744659	-7.46%	778
2006	13.954292	15.932624	14.18%	778
2005	13.462337	13.954292	3.65%	778
2004	12.300530	13.462337	9.45%	778
2003*	10.000000	12.300530	23.01%	778
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.933806	15.531362	20.08%	0
2011	15.807365	12.933806	-18.18%	0
2010	14.585568	15.807365	8.38%	0
2009	11.880985	14.585568	22.76%	0
2008	21.521013	11.880985	-44.79%	0
2007	20.163472	21.521013	6.73%	0
2006	16.027022	20.163472	25.81%	0
2005	14.501533	16.027022	10.52%	0
2004	12.670326	14.501533	14.45%	0
2003*	10.000000	12.670326	26.70%	164

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.153314	14.798903	12.51%	169
2011	16.254532	13.153314	-19.08%	1,195
2010	13.660698	16.254532	18.99%	1,196
2009	8.461847	13.660698	61.44%	659
2008	13.643309	8.461847	-37.98%	660
2007	13.127530	13.643309	3.93%	698
2006	12.639856	13.127530	3.86%	1,077
2005	12.140643	12.639856	4.11%	1,048
2004	11.734923	12.140643	3.46%	967
2003*	10.000000	11.734923	17.35%	884
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.450026	14.774016	29.03%	5,641
2011	10.530386	11.450026	8.73%	1,024
2010*	10.000000	10.530386	5.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.652746	12.532676	7.55%	7,000
2011	11.223266	11.652746	3.83%	9,999
2010	10.662845	11.223266	5.26%	10,024
2009	9.896836	10.662845	7.74%	15,465
2008	11.220751	9.896836	-11.80%	107,484
2007	10.827538	11.220751	3.63%	95,418
2006	10.614013	10.827538	2.01%	6,335
2005	10.367358	10.614013	2.38%	5,760
2004	10.113318	10.367358	2.51%	5,837
2003*	10.000000	10.113318	1.13%	4,857
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	21.057297	24.448335	16.10%	10,064
2011	20.000240	21.057297	5.29%	10,064
2010	18.502313	20.000240	8.10%	10,065
2009	14.436666	18.502313	28.16%	10,065
2008	17.238977	14.436666	-16.26%	10,153
2007	16.450955	17.238977	4.79%	10,153
2006	15.072436	16.450955	9.15%	10,154
2005	13.645353	15.072436	10.46%	10,228
2004	12.584719	13.645353	8.43%	10,331
2003*	10.000000	12.584719	25.85%	10,008
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.722815	-2.77%	6,506
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.626904	-3.73%	9,736

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.393121	16.355079	6.25%	861
2011	16.380022	15.393121	-6.03%	1,041
2010	13.117389	16.380022	24.87%	2,034
2009	8.724323	13.117389	50.35%	3,206

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.700898	16.968235	15.42%	6,552
2011	14.077320	14.700898	4.43%	7,329
2010	12.676384	14.077320	11.05%	17,554
2009	10.698858	12.676384	18.48%	51,696
2008	18.324774	10.698858	-41.62%	64,662
2007	17.752066	18.324774	3.23%	74,079
2006	15.412996	17.752066	15.18%	78,275
2005	14.967070	15.412996	2.98%	86,853
2004	13.668790	14.967070	9.50%	107,603
2003*	10.000000	13.668790	36.69%	66,002
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.351798	23.736041	16.63%	14,200
2011	22.622118	20.351798	-10.04%	21,964
2010	18.151577	22.622118	24.63%	31,484
2009	12.924190	18.151577	40.45%	35,322
2008	20.431924	12.924190	-36.75%	35,892
2007	20.443104	20.431924	-0.05%	15,452
2006	18.181920	20.443104	12.44%	16,448
2005	17.318860	18.181920	4.98%	18,360
2004	14.773508	17.318860	17.23%	26,903
2003*	10.000000	14.773508	47.74%	23,782
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.137071	1.37%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.974967	14.773974	5.72%	196,639
2011	12.702456	13.974967	10.02%	257,773
2010	12.274076	12.702456	3.49%	329,402
2009	11.311836	12.274076	8.51%	320,415
2008	11.675414	11.311836	-3.11%	309,135
2007	10.831848	11.675414	7.79%	219,569
2006	10.830006	10.831848	0.02%	297,758
2005	10.830792	10.830006	-0.01%	298,970
2004	10.397160	10.830792	4.17%	189,182
2003*	10.000000	10.397160	3.97%	63,286
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.622493	16.476523	12.68%	11,823
2011	14.439706	14.622493	1.27%	13,031
2010	12.881446	14.439706	12.10%	22,119
2009	11.109645	12.881446	15.95%	39,937
2008	17.289181	11.109645	-35.74%	41,880
2007	17.639354	17.289181	-1.99%	48,271
2006	15.337483	17.639354	15.01%	51,534
2005	14.904956	15.337483	2.90%	65,392
2004	13.448505	14.904956	10.83%	66,145
2003*	10.000000	13.448505	34.49%	50,493

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.817561	15.810296	14.42%	27,690
2011	14.153980	13.817561	-2.38%	60,212
2010	12.083621	14.153980	17.13%	89,528
2009	9.455818	12.083621	27.79%	60,716
2008	12.723210	9.455818	-25.68%	118,058
2007	13.245918	12.723210	-3.95%	70,257
2006	11.190493	13.245918	18.37%	51,893
2005*	10.000000	11.190493	11.90%	60,333
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.354851	13.375164	8.26%	49,501
2011	13.023023	12.354851	-5.13%	75,638
2010	12.051594	13.023023	8.06%	58,038
2009*	10.000000	12.051594	20.52%	23,681
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.846103	23.752825	13.94%	48,527
2011	21.055151	20.846103	-0.99%	67,346
2010	16.996631	21.055151	23.88%	94,159
2009	13.808480	16.996631	23.09%	89,702
2008	20.302551	13.808480	-31.99%	90,873
2007	20.759940	20.302551	-2.20%	96,608
2006	18.429940	20.759940	12.64%	93,781
2005	17.456555	18.429940	5.58%	104,423
2004	14.547569	17.456555	20.00%	93,047
2003*	10.000000	14.547569	45.48%	38,204
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.033087	17.089697	13.68%	75,499
2011	15.025800	15.033087	0.05%	151,688
2010	13.325154	15.025800	12.76%	173,757
2009	10.738206	13.325154	24.09%	225,700
2008	17.402119	10.738206	-38.29%	231,937
2007	16.837179	17.402119	3.36%	306,066
2006	14.844276	16.837179	13.43%	339,140
2005	14.437205	14.844276	2.82%	333,114
2004	13.288774	14.437205	8.64%	324,078
2003*	10.000000	13.288774	32.89%	168,698
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.266161	17.636844	8.43%	38,754
2011	15.193860	16.266161	7.06%	99,130
2010	13.414718	15.193860	13.26%	53,012
2009	11.147858	13.414718	20.33%	63,721
2008	16.112569	11.147858	-30.81%	87,410
2007	15.318047	16.112569	5.19%	90,304
2006	13.388549	15.318047	14.41%	114,076
2005	13.060934	13.388549	2.51%	140,630
2004	12.659360	13.060934	3.17%	113,330
2003*	10.000000	12.659360	26.59%	65,102

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.511420	13.626244	18.37%	765
2011	13.605022	11.511420	-15.39%	765
2010	10.563674	13.605022	28.79%	2,686
2009	8.531866	10.563674	23.81%	6,832
2008	13.926800	8.531866	-38.74%	6,888
2007	15.946000	13.926800	-12.66%	8,474
2006	15.645527	15.946000	1.92%	11,670
2005	15.054647	15.645527	3.92%	10,949
2004	13.770609	15.054647	9.32%	10,769
2003*	10.000000	13.770609	37.71%	5,137
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.443664	14.561831	8.32%	326
2011	14.450971	13.443664	-6.97%	355
2010	12.988780	14.450971	11.26%	1,237
2009	11.648071	12.988780	11.51%	398
2008	16.822451	11.648071	-30.76%	931
2007	15.586008	16.822451	7.93%	938
2006	13.672848	15.586008	13.99%	260
2005	13.655998	13.672848	0.12%	261
2004	12.950240	13.655998	5.45%	461
2003*	10.000000	12.950240	29.50%	551
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.639973	13.619051	7.75%	38,258
2011	12.587881	12.639973	0.41%	52,536
2010	11.808077	12.587881	6.60%	105,828
2009	9.981989	11.808077	18.29%	164,426
2008	10.967524	9.981989	-8.99%	197,615
2007	10.596449	10.967524	3.50%	210,306
2006	10.356857	10.596449	2.31%	321,336
2005	10.416653	10.356857	-0.57%	292,048
2004	10.240682	10.416653	1.72%	276,389
2003*	10.000000	10.240682	2.41%	173,019
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.015199	13.198648	9.85%	70,096
2011	12.256335	12.015199	-1.97%	97,249
2010	11.061456	12.256335	10.80%	123,088
2009	9.064247	11.061456	22.03%	169,961
2008	12.303731	9.064247	-26.33%	160,873
2007	11.527587	12.303731	6.73%	154,458
2006	10.684933	11.527587	7.89%	105,723
2005*	10.000000	10.684933	6.85%	21,982

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.990478	13.347093	11.31%	600,016
2011	12.331976	11.990478	-2.77%	643,259
2010	10.956123	12.331976	12.56%	663,318
2009	8.657156	10.956123	26.56%	439,678
2008	13.085837	8.657156	-33.84%	288,588
2007	12.088109	13.085837	8.25%	157,566
2006	10.991345	12.088109	9.98%	78,157
2005*	10.000000	10.991345	9.91%	55,091
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.682452	13.247006	13.39%	40,231
2011	12.211508	11.682452	-4.33%	41,469
2010	10.702903	12.211508	14.10%	41,482
2009	8.287473	10.702903	29.15%	39,519
2008	13.615422	8.287473	-39.13%	35,528
2007	12.451308	13.615422	9.35%	33,168
2006	11.199314	12.451308	11.18%	25,165
2005*	10.000000	11.199314	11.99%	23,110
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.721196	16.209679	3.11%	49,379
2011	16.844048	15.721196	-6.67%	93,943
2010	14.358399	16.844048	17.31%	91,133
2009	9.882871	14.358399	45.29%	117,181
2008	22.017380	9.882871	-55.11%	131,834
2007	15.356683	22.017380	43.37%	102,268
2006	13.375380	15.356683	14.81%	72,247
2005*	10.000000	13.375380	33.75%	47,376
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.817127	17.074776	15.24%	131,650
2011	14.952013	14.817127	-0.90%	200,267
2010	13.215817	14.952013	13.14%	242,085
2009	10.335319	13.215817	27.87%	309,571
2008	18.357799	10.335319	-43.70%	374,845
2007	18.414103	18.357799	-0.31%	424,530
2006	15.595190	18.414103	18.08%	432,508
2005	15.004214	15.595190	3.94%	483,120
2004	13.701281	15.004214	9.51%	358,708
2003*	10.000000	13.701281	37.01%	145,237

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.979593	16.870846	12.63%	39,957
2011	15.219885	14.979593	-1.58%	114,433
2010	12.481090	15.219885	21.94%	134,646
2009	9.907071	12.481090	25.98%	113,894
2008	19.098667	9.907071	-48.13%	135,790
2007	15.317352	19.098667	24.69%	172,019
2006	14.598405	15.317352	4.92%	185,109
2005	14.054233	14.598405	3.87%	211,205
2004	13.843267	14.054233	1.52%	192,249
2003*	10.000000	13.843267	38.43%	82,531
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.421311	13.953200	3.96%	318,217
2011	12.736022	13.421311	5.38%	400,527
2010	12.028607	12.736022	5.88%	588,984
2009	10.581133	12.028607	13.68%	677,153
2008	11.133097	10.581133	-4.96%	570,230
2007	10.865552	11.133097	2.46%	632,838
2006	10.597769	10.865552	2.53%	444,952
2005	10.563999	10.597769	0.32%	288,934
2004	10.298811	10.563999	2.57%	225,783
2003*	10.000000	10.298811	2.99%	69,025
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.334246	26.317025	12.78%	116,641
2011	26.586313	23.334246	-12.23%	162,303
2010	21.003506	26.586313	26.58%	213,601
2009	15.265689	21.003506	37.59%	221,502
2008	25.675775	15.265689	-40.54%	242,829
2007	22.613645	25.675775	13.54%	228,965
2006	20.434234	22.613645	10.67%	227,523
2005	17.586538	20.434234	16.19%	207,854
2004	14.330025	17.586538	22.73%	142,716
2003*	10.000000	14.330025	43.30%	29,265
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.974082	18.930646	18.51%	427
2011	19.628877	15.974082	-18.62%	482
2010	17.670650	19.628877	11.08%	2,712
2009	14.220278	17.670650	24.26%	5,886
2008	25.775483	14.220278	-44.83%	6,668
2007	22.368891	25.775483	15.23%	9,546
2006	19.291470	22.368891	15.95%	11,151
2005	16.495894	19.291470	16.95%	15,201
2004	14.786862	16.495894	11.56%	18,803
2003*	10.000000	14.786862	47.87%	15,442

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.664533	12.645906	18.58%	28,077
2011	13.112401	10.664533	-18.67%	65,227
2010	11.804647	13.112401	11.08%	85,628
2009	9.501199	11.804647	24.24%	106,221
2008	17.217332	9.501199	-44.82%	129,585
2007	14.940911	17.217332	15.24%	151,922
2006	12.880975	14.940911	15.99%	174,865
2005	11.018158	12.880975	16.91%	140,499
2004*	10.000000	11.018158	10.18%	76,784
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.417692	23.038865	25.09%	3,118
2011	20.565803	18.417692	-10.45%	4,203
2010	16.534477	20.565803	24.38%	11,033
2009	10.686945	16.534477	54.72%	22,128
2008	22.284385	10.686945	-52.04%	25,416
2007	21.468976	22.284385	3.80%	42,978
2006	18.796976	21.468976	14.22%	42,138
2005	18.639733	18.796976	0.84%	47,688
2004	16.631467	18.639733	12.08%	50,696
2003*	10.000000	16.631467	66.31%	22,525
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.720588	12.998413	10.90%	75,661
2011	11.627489	11.720588	0.80%	96,118
2010	10.482089	11.627489	10.93%	159,335
2009	7.852078	10.482089	33.49%	171,013
2008	11.338348	7.852078	-30.75%	119,309
2007	11.100789	11.338348	2.14%	165,403
2006*	10.000000	11.100789	11.01%	56,509
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.639034	18.339944	10.22%	17,783
2011	15.943958	16.639034	4.36%	72,333
2010	13.423611	15.943958	18.78%	92,692
2009	11.619602	13.423611	15.53%	145,474
2008	16.190329	11.619602	-28.23%	174,080
2007	16.900889	16.190329	-4.20%	211,870
2006	14.656581	16.900889	15.31%	267,038
2005	14.393506	14.656581	1.83%	307,844
2004	13.171406	14.393506	9.28%	239,896
2003*	10.000000	13.171406	31.71%	123,968

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.848172	24.298298	16.55%	51,782
2011	22.003150	20.848172	-5.25%	74,834
2010	17.430098	22.003150	26.24%	124,221
2009	13.707856	17.430098	27.15%	175,101
2008	20.787438	13.707856	-34.06%	91,041
2007	21.631374	20.787438	-3.90%	89,020
2006	18.781634	21.631374	15.17%	106,019
2005	17.538843	18.781634	7.09%	102,416
2004	14.396268	17.538843	21.83%	91,472
2003*	10.000000	14.396268	43.96%	47,985
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.887578	10.091057	13.54%	24,116
2011	9.168592	8.887578	-3.06%	39,186
2010	8.446738	9.168592	8.55%	35,113
2009	6.587021	8.446738	28.23%	23,693
2008*	10.000000	6.587021	-34.13%	19,582
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.375661	17.128295	11.40%	14,821
2011	18.561032	15.375661	-17.16%	17,072
2010	16.043260	18.561032	15.69%	23,717
2009	9.439464	16.043260	69.96%	43,188
2008	20.259418	9.439464	-53.41%	31,266
2007	15.991030	20.259418	26.69%	52,688
2006	12.672560	15.991030	26.19%	38,479
2005*	10.000000	12.672560	26.73%	10,077
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.597006	20.482248	16.40%	1,516
2011	20.000636	17.597006	-12.02%	1,872
2010	18.739899	20.000636	6.73%	6,777
2009	13.889792	18.739899	34.92%	18,185
2008	23.663871	13.889792	-41.30%	21,913
2007	20.820180	23.663871	13.66%	28,642
2006	17.412784	20.820180	19.57%	32,760
2005	16.053650	17.412784	8.47%	37,391
2004	13.757275	16.053650	16.69%	44,319
2003*	10.000000	13.757275	37.57%	38,752

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.612998	14.689806	16.47%	56,492
2011	14.342936	12.612998	-12.06%	105,740
2010	13.438818	14.342936	6.73%	127,024
2009	9.949452	13.438818	35.07%	153,396
2008	16.954786	9.949452	-41.32%	409,020
2007	14.918765	16.954786	13.65%	323,981
2006	12.475534	14.918765	19.58%	236,226
2005	11.505560	12.475534	8.43%	141,407
2004*	10.000000	11.505560	15.06%	58,868
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.951929	18.069321	13.27%	77,223
2011	16.338089	15.951929	-2.36%	64,620
2010	14.508909	16.338089	12.61%	114,564
2009	12.417013	14.508909	16.85%	126,262
2008	11.875430	12.417013	4.56%	128,983
2007	10.864726	11.875430	9.30%	114,577
2006	9.779318	10.864726	11.10%	31,941
2005*	10.000000	9.779318	-2.21%	18,070
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.205677	2.06%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.977342	10.078318	12.26%	2,167
2011	10.309449	8.977342	-12.92%	5,981
2010*	10.000000	10.309449	3.09%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.008509	13.289650	20.72%	33,417
2011	11.284264	11.008509	-2.44%	27,188
2010*	10.000000	11.284264	12.84%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.629256	-3.71%	3,237
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.941884	-0.58%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.723675	-2.76%	11,666
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.574555	13.579823	17.32%	91,505
2011	12.669400	11.574555	-8.64%	109,424
2010	11.841463	12.669400	6.99%	115,732
2009*	10.000000	11.841463	18.41%	39,726

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.796943	7.97%	9,582
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.051048	0.51%	2,409
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.682956	18.620463	11.61%	13,126
2011	16.718524	16.682956	-0.21%	19,447
2010	15.706334	16.718524	6.44%	30,761
2009	12.703647	15.706334	23.64%	69,451
2008	15.372591	12.703647	-17.36%	76,932
2007	14.159291	15.372591	8.57%	97,156
2006	13.025049	14.159291	8.71%	123,747
2005	12.288153	13.025049	6.00%	122,336
2004	11.525739	12.288153	6.61%	119,186
2003*	10.000000	11.525739	15.26%	68,748
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.540103	21.387456	21.93%	66,630
2011	19.144682	17.540103	-8.38%	50,687
2010	18.262625	19.144682	4.83%	72,325
2009	12.704206	18.262625	43.75%	81,607
2008	23.172237	12.704206	-45.17%	72,678
2007	17.227590	23.172237	34.51%	54,967
2006	16.036194	17.227590	7.43%	32,229
2005	14.470859	16.036194	10.82%	52,862
2004	12.459834	14.470859	16.14%	49,938
2003*	10.000000	12.459834	24.60%	38,201
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.943153	-0.57%	5,373
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	27.019283	30.105492	11.42%	59,942
2011	40.560931	27.019283	-33.39%	1,595
2010	32.954500	40.560931	23.08%	1,658
2009	18.692597	32.954500	76.30%	5,174
2008	39.747268	18.692597	-52.97%	5,274
2007	31.539310	39.747268	26.02%	6,176
2006	21.847110	31.539310	44.36%	9,259
2005	16.818162	21.847110	29.90%	9,447
2004	14.393258	16.818162	16.85%	10,300
2003*	10.000000	14.393258	43.93%	15,323

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.869196	17.080311	14.87%	4,721
2011	15.047130	14.869196	-1.18%	25,981
2010	13.627874	15.047130	10.41%	33,871
2009	9.951723	13.627874	36.94%	55,235
2008	16.040411	9.951723	-37.96%	62,561
2007	14.676279	16.040411	9.29%	74,485
2006	13.891974	14.676279	5.65%	77,637
2005	13.537857	13.891974	2.62%	88,831
2004	12.617314	13.537857	7.30%	50,156
2003*	10.000000	12.617314	26.17%	34,170
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.210748	2.11%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.715993	19.069969	14.08%	180,589
2011	17.058201	16.715993	-2.01%	219,124
2010	15.579184	17.058201	9.49%	276,643
2009	12.923075	15.579184	20.55%	297,274
2008	19.517313	12.923075	-33.79%	93,538
2007	18.426967	19.517313	5.92%	98,615
2006	15.531401	18.426967	18.64%	68,396
2005	14.817018	15.531401	4.82%	39,239
2004	13.107080	14.817018	13.05%	30,545
2003*	10.000000	13.107080	31.07%	21,848
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.377863	11.844304	14.13%	44,633
2011	10.731658	10.377863	-3.30%	44,483
2010*	10.000000	10.731658	7.32%	26,422
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.064690	10.153622	12.01%	5,269
2011*	10.000000	9.064690	-9.35%	22,774
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.689520	15.423673	12.67%	91,236
2011	13.837289	13.689520	-1.07%	135,500
2010	12.421404	13.837289	11.40%	194,366
2009*	10.000000	12.421404	24.21%	2,108
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.049284	11.448043	13.92%	2,356,545
2011	10.113208	10.049284	-0.63%	2,371,626
2010	9.170310	10.113208	10.28%	2,464,507
2009	7.547477	9.170310	21.50%	2,010,566
2008	10.917058	7.547477	-30.87%	1,091,582
2007	10.448212	10.917058	4.49%	661,408
2006*	10.000000	10.448212	4.48%	200,247

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.251651	11.626980	3.34%	548,671
2011	10.809588	11.251651	4.09%	573,375
2010	10.359202	10.809588	4.35%	638,626
2009	9.382348	10.359202	10.41%	565,900
2008	10.573953	9.382348	-11.27%	366,081
2007	10.430304	10.573953	1.38%	207,960
2006*	10.000000	10.430304	4.30%	28,562
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.953969	11.963698	20.19%	134,222
2011	11.148227	9.953969	-10.71%	101,145
2010	10.173918	11.148227	9.58%	120,068
2009	7.297903	10.173918	39.41%	114,281
2008	12.080556	7.297903	-39.59%	96,395
2007	10.730389	12.080556	12.58%	70,321
2006*	10.000000	10.730389	7.30%	23,680
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.258052	10.700274	15.58%	240,853
2011	9.866054	9.258052	-6.16%	243,943
2010	8.478706	9.866054	16.36%	287,204
2009	6.205551	8.478706	36.63%	248,940
2008	11.299224	6.205551	-45.08%	262,286
2007	10.257600	11.299224	10.15%	152,982
2006*	10.000000	10.257600	2.58%	79,843
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.076510	9.307720	15.24%	611,458
2011	8.390989	8.076510	-3.75%	643,458
2010	7.680104	8.390989	9.26%	675,551
2009	5.969082	7.680104	28.66%	537,271
2008	9.789543	5.969082	-39.03%	234,086
2007*	10.000000	9.789543	-2.10%	69,330
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.714207	18.849769	12.78%	3,175
2011	16.352449	16.714207	2.21%	6,392
2010	14.678887	16.352449	11.40%	18,315
2009	10.212317	14.678887	43.74%	30,746
2008	14.405124	10.212317	-29.11%	42,064
2007	14.188404	14.405124	1.53%	62,773
2006	13.029576	14.188404	8.89%	95,365
2005	12.926446	13.029576	0.80%	113,261
2004	11.925811	12.926446	8.39%	297,865
2003*	10.000000	11.925811	19.26%	99,265

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.372759	15.101340	12.93%	126,951
2011	13.084641	13.372759	2.20%	118,725
2010	11.744906	13.084641	11.41%	152,314
2009	8.166545	11.744906	43.82%	207,288
2008	11.536825	8.166545	-29.21%	92,470
2007	11.359568	11.536825	1.56%	100,237
2006	10.432214	11.359568	8.89%	90,240
2005*	10.000000	10.432214	4.32%	86,041
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.923373	17.361137	16.34%	69,868
2011	15.554410	14.923373	-4.06%	93,448
2010	13.685339	15.554410	13.66%	123,332
2009	10.837264	13.685339	26.28%	120,823
2008	17.534316	10.837264	-38.19%	148,213
2007	18.288651	17.534316	-4.12%	266,135
2006	16.074599	18.288651	13.77%	201,668
2005	15.706338	16.074599	2.34%	97,229
2004	13.625586	15.706338	15.27%	63,641
2003*	10.000000	13.625586	36.26%	9,774
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.589381	8.729324	15.02%	8,941
2011	8.725708	7.589381	-13.02%	16,653
2010	7.681195	8.725708	13.60%	17,007
2009	5.100655	7.681195	50.59%	61,435
2008*	10.000000	5.100655	-48.99%	562
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.151616	10.035019	9.65%	173,140
2011	9.609219	9.151616	-4.76%	203,917
2010	7.899216	9.609219	21.65%	267,825
2009	6.112260	7.899216	29.24%	432,736
2008*	10.000000	6.112260	-38.88%	522,084
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.420665	9.628940	14.35%	37,492
2011	9.135711	8.420665	-7.83%	48,687
2010	8.072182	9.135711	13.18%	88,964
2009	6.346384	8.072182	27.19%	45,445
2008*	10.000000	6.346384	-36.54%	5,875
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.846262	10.765460	9.34%	292,039
2011	10.137305	9.846262	-2.87%	294,253
2010	9.326349	10.137305	8.70%	308,609
2009	7.906100	9.326349	17.96%	174,198
2008*	10.000000	7.906100	-20.94%	90,966

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.238068	10.335296	11.88%	1,207,185
2011	9.718279	9.238068	-4.94%	1,395,455
2010	8.783074	9.718279	10.65%	1,271,846
2009	7.185138	8.783074	22.24%	860,904
2008*	10.000000	7.185138	-28.15%	212,790
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.576522	11.192977	5.83%	411,941
2011	10.593192	10.576522	-0.16%	423,722
2010	10.074792	10.593192	5.15%	369,023
2009	9.054467	10.074792	11.27%	214,262
2008*	10.000000	9.054467	-9.46%	30,054
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.546924	10.561220	10.62%	1,131,423
2011	9.928511	9.546924	-3.84%	1,327,161
2010	9.055130	9.928511	9.65%	1,338,892
2009	7.542347	9.055130	20.06%	974,366
2008*	10.000000	7.542347	-24.58%	411,732
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.901724	10.041662	12.81%	817,765
2011	9.484680	8.901724	-6.15%	886,509
2010	8.502192	9.484680	11.56%	995,799
2009	6.822678	8.502192	24.62%	617,279
2008*	10.000000	6.822678	-31.77%	377,610
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.117396	10.960603	8.33%	340,043
2011	10.304217	10.117396	-1.81%	367,901
2010	9.599226	10.304217	7.34%	364,713
2009	8.285451	9.599226	15.86%	320,828
2008*	10.000000	8.285451	-17.15%	135,373
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.543894	12.214926	5.81%	68,652
2011	11.036643	11.543894	4.60%	82,648
2010	10.498770	11.036643	5.12%	103,690
2009	9.820358	10.498770	6.91%	153,936
2008*	10.000000	9.820358	-1.80%	1,704
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.517681	13.200346	5.45%	18,864
2011	11.989176	12.517681	4.41%	37,545
2010	11.263937	11.989176	6.44%	59,828
2009	9.826168	11.263937	14.63%	45,215
2008*	10.000000	9.826168	-1.74%	12,976

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.598918	32.938255	15.17%	2,351
2011	37.529025	28.598918	-23.80%	2,357
2010	32.886343	37.529025	14.12%	3,896
2009	20.482111	32.886343	60.56%	5,253
2008	49.453885	20.482111	-58.58%	8,010
2007	34.600030	49.453885	42.93%	14,237
2006	25.780818	34.600030	34.21%	22,723
2005	19.787836	25.780818	30.29%	25,954
2004	16.688663	19.787836	18.57%	30,433
2003*	10.000000	16.688663	66.89%	34,998
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.066099	19.643210	15.10%	38,099
2011	22.393517	17.066099	-23.79%	54,227
2010	19.627314	22.393517	14.09%	77,905
2009	12.224203	19.627314	60.56%	94,577
2008	29.468725	12.224203	-58.52%	103,534
2007	20.580914	29.468725	43.18%	112,516
2006	15.307966	20.580914	34.45%	81,526
2005	11.735542	15.307966	30.44%	73,417
2004*	10.000000	11.735542	17.36%	35,973
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.034945	13.224664	1.46%	283,809
2011	12.344017	13.034945	5.60%	379,525
2010	11.966145	12.344017	3.16%	547,662
2009	11.836328	11.966145	1.10%	796,046
2008	11.161070	11.836328	6.05%	920,843
2007	10.580339	11.161070	5.49%	693,802
2006	10.398996	10.580339	1.74%	617,424
2005	10.228457	10.398996	1.67%	353,307
2004	10.061282	10.228457	1.66%	299,736
2003*	10.000000	10.061282	0.61%	163,637
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.847862	7.767974	13.44%	24,157
2011	7.728306	6.847862	-11.39%	34,658
2010	6.946617	7.728306	11.25%	36,171
2009	5.450702	6.946617	27.44%	46,989
2008*	10.000000	5.450702	-45.49%	9,447
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.519128	8.750429	16.38%	44,261
2011	8.763360	7.519128	-14.20%	45,965
2010	8.288047	8.763360	5.73%	49,574
2009	6.545828	8.288047	26.62%	34,055
2008	11.683575	6.545828	-43.97%	22,366
2007	10.849859	11.683575	7.68%	29,585
2006*	10.000000	10.849859	8.50%	1,191

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.340296	18.644716	14.10%	78,756
2011	17.276245	16.340296	-5.42%	90,764
2010	15.308593	17.276245	12.85%	113,082
2009	12.223996	15.308593	25.23%	135,248
2008	19.660277	12.223996	-37.82%	151,807
2007	18.848451	19.660277	4.31%	184,447
2006	16.381141	18.848451	15.06%	175,841
2005	15.415605	16.381141	6.26%	127,980
2004	13.732149	15.415605	12.26%	91,954
2003*	10.000000	13.732149	37.32%	83,700
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.369957	13.320802	7.69%	113,553
2011	12.454099	12.369957	-0.68%	112,991
2010	11.519523	12.454099	8.11%	117,857
2009*	10.000000	11.519523	15.20%	35,741
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.992591	14.357616	10.51%	230,366
2011	13.321369	12.992591	-2.47%	250,243
2010	12.077950	13.321369	10.29%	266,553
2009*	10.000000	12.077950	20.78%	129,583
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.813081	13.266851	3.54%	268,109
2011	12.643772	12.813081	1.34%	291,478
2010	12.128135	12.643772	4.25%	355,586
2009	11.293147	12.128135	7.39%	449,460
2008	12.206118	11.293147	-7.48%	414,570
2007	11.766188	12.206118	3.74%	368,089
2006	11.257041	11.766188	4.52%	348,961
2005	11.067784	11.257041	1.71%	335,390
2004	10.742263	11.067784	3.03%	337,159
2003*	10.000000	10.742263	7.42%	165,296
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.859284	16.210068	9.09%	1,269,952
2011	15.098842	14.859284	-1.59%	1,484,567
2010	13.827378	15.098842	9.20%	1,921,567
2009	11.789156	13.827378	17.29%	1,959,522
2008	15.591477	11.789156	-24.39%	1,814,806
2007	14.989934	15.591477	4.01%	1,742,062
2006	13.672978	14.989934	9.63%	1,593,940
2005	13.183096	13.672978	3.72%	1,379,324
2004	12.224868	13.183096	7.84%	946,572
2003*	10.000000	12.224868	22.25%	302,419

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.854346	17.755746	11.99%	1,142,925
2011	16.453346	15.854346	-3.64%	1,255,947
2010	14.811308	16.453346	11.09%	1,579,092
2009	12.094384	14.811308	22.46%	1,639,657
2008	17.905925	12.094384	-32.46%	1,607,663
2007	17.135465	17.905925	4.50%	1,464,058
2006	15.195027	17.135465	12.77%	934,336
2005	14.414176	15.195027	5.42%	663,986
2004	13.061546	14.414176	10.36%	544,537
2003*	10.000000	13.061546	30.62%	126,745
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.008562	14.899704	6.36%	505,834
2011	13.941083	14.008562	0.48%	535,290
2010	13.049164	13.941083	6.84%	662,496
2009	11.569866	13.049164	12.79%	667,856
2008	13.833173	11.569866	-16.36%	548,351
2007	13.274345	13.833173	4.21%	487,648
2006	12.435360	13.274345	6.75%	470,294
2005	12.088323	12.435360	2.87%	421,416
2004	11.458318	12.088323	5.50%	342,248
2003*	10.000000	11.458318	14.58%	147,083
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.232976	15.427304	16.58%	162,834
2011	13.784817	13.232976	-4.00%	258,897
2010	12.902816	13.784817	6.84%	457,805
2009*	10.000000	12.902816	29.03%	1,065
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.712894	23.954075	15.65%	62,180
2011	21.587606	20.712894	-4.05%	87,041
2010	17.374715	21.587606	24.25%	151,076
2009	12.904966	17.374715	34.64%	122,487
2008	20.631395	12.904966	-37.45%	111,902
2007	19.485008	20.631395	5.88%	145,357
2006	18.009893	19.485008	8.19%	158,645
2005	16.318252	18.009893	10.37%	170,683
2004	14.321973	16.318252	13.94%	130,270
2003*	10.000000	14.321973	43.22%	47,529

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.126292	9.968910	-1.55%	374,228
2011	10.285273	10.126292	-1.55%	579,138
2010	10.447183	10.285273	-1.55%	625,213
2009	10.607212	10.447183	-1.51%	929,006
2008	10.557396	10.607212	0.47%	1,522,408
2007	10.234040	10.557396	3.16%	1,007,585
2006	9.944219	10.234040	2.91%	778,834
2005	9.837869	9.944219	1.08%	476,874
2004	9.912328	9.837869	-0.75%	418,308
2003*	10.000000	9.912328	-0.88%	170,431
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.815131	15.266530	10.51%	68,346
2011	13.294533	13.815131	3.92%	83,396
2010	12.210949	13.294533	8.87%	114,088
2009	9.971975	12.210949	22.45%	109,511
2008	12.246596	9.971975	-18.57%	99,706
2007	11.890527	12.246596	2.99%	130,164
2006	11.519862	11.890527	3.22%	129,297
2005	11.451083	11.519862	0.60%	157,775
2004	10.917987	11.451083	4.88%	104,892
2003*	10.000000	10.917987	9.18%	36,747
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.096336	9.207623	13.73%	226,031
2011	9.099245	8.096336	-11.02%	264,670
2010	8.121240	9.099245	12.04%	330,154
2009	6.060724	8.121240	34.00%	461,460
2008*	10.000000	6.060724	-39.39%	481,726
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.561702	14.474833	15.23%	0
2011	15.264684	12.561702	-17.71%	0
2010	14.641768	15.264684	4.25%	934
2009	11.483641	14.641768	27.50%	3,653
2008	21.794871	11.483641	-47.31%	8,198
2007	21.556091	21.794871	1.11%	11,467
2006	17.887326	21.556091	20.51%	13,032
2005	16.252579	17.887326	10.06%	13,396
2004	13.757041	16.252579	18.14%	14,226
2003*	10.000000	13.757041	37.57%	9,504

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.865755	10.207140	15.13%	60,753
2011	10.771659	8.865755	-17.69%	84,674
2010	10.336403	10.771659	4.21%	106,433
2009	8.107963	10.336403	27.48%	118,432
2008	15.380343	8.107963	-47.28%	259,107
2007	15.213340	15.380343	1.10%	301,932
2006	12.623671	15.213340	20.51%	224,492
2005	11.468479	12.623671	10.07%	122,871
2004*	10.000000	11.468479	14.68%	65,308
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.673194	9.916584	14.34%	156,616
2011	9.103739	8.673194	-4.73%	205,303
2010	8.015864	9.103739	13.57%	283,838
2009	6.294480	8.015864	27.35%	304,913
2008*	10.000000	6.294480	-37.06%	691
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.087528	9.362511	15.76%	54,542
2011	8.747553	8.087528	-7.55%	93,984
2010	7.880723	8.747553	11.00%	136,769
2009	6.282625	7.880723	25.44%	170,270
2008*	10.000000	6.282625	-37.17%	1,716
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.066008	10.232209	12.86%	163,665
2011	9.637421	9.066008	-5.93%	199,766
2010	7.740305	9.637421	24.51%	268,645
2009	6.204977	7.740305	24.74%	381,336
2008*	10.000000	6.204977	-37.95%	164,786
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.729590	11.144104	14.54%	121,817
2011	10.117338	9.729590	-3.83%	177,604
2010	8.590080	10.117338	17.78%	214,533
2009	6.687632	8.590080	28.45%	291,659
2008*	10.000000	6.687632	-33.12%	345,843
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.073543	15.668920	11.34%	15,031
2011	14.418846	14.073543	-2.39%	25,921
2010	11.706741	14.418846	23.17%	35,713
2009	9.349301	11.706741	25.22%	49,986
2008	17.763114	9.349301	-47.37%	50,432
2007	16.478755	17.763114	7.79%	37,421
2006	16.252330	16.478755	1.39%	34,236
2005	15.322194	16.252330	6.07%	42,287
2004	13.752422	15.322194	11.41%	44,188
2003*	10.000000	13.752422	37.52%	16,147

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.646755	23.268839	18.44%	19,964
2011	21.106459	19.646755	-6.92%	26,601
2010	16.950847	21.106459	24.52%	49,459
2009	13.680046	16.950847	23.91%	59,789
2008	20.525640	13.680046	-33.35%	65,587
2007	22.475409	20.525640	-8.68%	107,549
2006	19.495218	22.475409	15.29%	148,244
2005	19.265423	19.495218	1.19%	153,447
2004	16.725873	19.265423	15.18%	157,411
2003*	10.000000	16.725873	67.26%	62,587
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.123780	21.693382	13.44%	25,649
2011	20.620935	19.123780	-7.26%	39,596
2010	16.759011	20.620935	23.04%	67,538
2009	12.663030	16.759011	32.35%	89,281
2008	20.865728	12.663030	-39.31%	120,313
2007	20.801965	20.865728	0.31%	150,506
2006	18.906663	20.801965	10.02%	174,292
2005	17.144967	18.906663	10.28%	161,693
2004	14.660913	17.144967	16.94%	122,056
2003*	10.000000	14.660913	46.61%	77,253
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.854561	15.528004	12.08%	143,403
2011	14.019214	13.854561	-1.17%	185,649
2010	12.576728	14.019214	11.47%	221,195
2009	10.174487	12.576728	23.61%	318,278
2008	17.700324	10.174487	-42.52%	393,335
2007	16.665074	17.700324	6.21%	351,403
2006	14.926434	16.665074	11.65%	204,728
2005	14.163661	14.926434	5.39%	60,219
2004	13.134414	14.163661	7.84%	42,684
2003*	10.000000	13.134414	31.34%	41,541
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.566744	10.885630	13.79%	66,852
2011	9.155055	9.566744	4.50%	205,657
2010	7.162981	9.155055	27.81%	245,365
2009	5.574716	7.162981	28.49%	291,315
2008*	10.000000	5.574716	-44.25%	5,477
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.434896	10.634719	1.91%	58,828
2011	10.462925	10.434896	-0.27%	86,207
2010	10.376547	10.462925	0.83%	97,318
2009	9.840303	10.376547	5.45%	92,631
2008*	10.000000	9.840303	-1.60%	7,865

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.644056	13.705877	17.71%	178,553
2011	13.505359	11.644056	-13.78%	202,880
2010	12.899269	13.505359	4.70%	224,336
2009*	10.000000	12.899269	28.99%	335,906
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.263924	10.569776	2.98%	119,704
2011	10.395049	10.263924	-1.26%	171,622
2010	10.028678	10.395049	3.65%	267,186
2009	8.988635	10.028678	11.57%	387,532
2008	10.546431	8.988635	-14.77%	561,713
2007	10.225466	10.546431	3.14%	597,912
2006	9.967204	10.225466	2.59%	435,811
2005	9.979655	9.967204	-0.12%	352,961
2004	10.058406	9.979655	-0.78%	271,374
2003*	10.000000	10.058406	0.58%	158,267
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.807854	13.721134	7.13%	370
2011	13.148535	12.807854	-2.59%	5,274
2010	11.165673	13.148535	17.76%	8,043
2009	9.239180	11.165673	20.85%	9,522
2008	15.505443	9.239180	-40.41%	9,928
2007	15.670243	15.505443	-1.05%	11,392
2006	15.122090	15.670243	3.62%	14,634
2005	14.926968	15.122090	1.31%	15,562
2004	13.552337	14.926968	10.14%	9,292
2003*	10.000000	13.552337	35.52%	3,376
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.170157	16.574207	9.26%	13,498
2011	15.898247	15.170157	-4.58%	19,291
2010	13.144222	15.898247	20.95%	24,846
2009	10.158653	13.144222	29.39%	37,918
2008	17.039924	10.158653	-40.38%	52,015
2007	16.085034	17.039924	5.94%	435,872
2006	14.368666	16.085034	11.95%	279,320
2005	13.657697	14.368666	5.21%	63,709
2004	12.246405	13.657697	11.52%	30,023
2003*	10.000000	12.246405	22.46%	7,135

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.908245	15.370687	19.08%	76,462
2011	14.327947	12.908245	-9.91%	86,718
2010	12.582011	14.327947	13.88%	134,090
2009	9.169235	12.582011	37.22%	144,606
2008	15.613350	9.169235	-41.27%	173,229
2007	14.954489	15.613350	4.41%	229,121
2006	12.938136	14.954489	15.58%	242,886
2005	11.522606	12.938136	12.28%	277,851
2004*	10.000000	11.522606	15.23%	169,008
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.839975	23.623841	19.07%	1,852
2011	22.030330	19.839975	-9.94%	3,128
2010	19.339947	22.030330	13.91%	8,393
2009	14.096740	19.339947	37.19%	20,064
2008	23.997472	14.096740	-41.26%	34,177
2007	22.979914	23.997472	4.43%	58,009
2006	19.887489	22.979914	15.55%	66,774
2005	17.709664	19.887489	12.30%	73,973
2004	15.131768	17.709664	17.04%	89,170
2003*	10.000000	15.131768	51.32%	78,622
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.147135	1.47%	4,265
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.473280	16.615011	14.80%	140,943
2011	14.747056	14.473280	-1.86%	184,398
2010	12.932424	14.747056	14.03%	239,332
2009	10.263008	12.932424	26.01%	359,526
2008	16.985768	10.263008	-39.58%	419,881
2007	16.566871	16.985768	2.53%	380,523
2006	14.662948	16.566871	12.98%	306,333
2005	14.084571	14.662948	4.11%	143,511
2004	13.107555	14.084571	7.45%	116,363
2003*	10.000000	13.107555	31.08%	70,942
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.092105	23.275125	15.84%	31,304
2011	20.905984	20.092105	-3.89%	36,151
2010	17.256239	20.905984	21.15%	49,388
2009	12.805087	17.256239	34.76%	51,541
2008	20.980438	12.805087	-38.97%	141,632
2007	21.613466	20.980438	-2.93%	115,538
2006	19.146339	21.613466	12.89%	100,738
2005	17.724915	19.146339	8.02%	63,979
2004	15.106504	17.724915	17.33%	57,170
2003*	10.000000	15.106504	51.07%	24,174

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.606557	6.07%	18,023
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.473254	12.921925	3.60%	35,169
2011	11.685600	12.473254	6.74%	44,904
2010	10.852457	11.685600	7.68%	27,638
2009*	10.000000	10.852457	8.52%	5,735
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.257793	11.720122	4.11%	228,296
2011	11.320459	11.257793	-0.55%	263,486
2010	10.931791	11.320459	3.56%	310,864
2009*	10.000000	10.931791	9.32%	245,403
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.987223	10.766121	7.80%	100,786
2011*	10.000000	9.987223	-0.13%	46,701
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.994236	14.067617	17.29%	1,161
2011	12.775674	11.994236	-6.12%	2,813
2010	11.345457	12.775674	12.61%	5,952
2009	8.877511	11.345457	27.80%	12,478
2008	14.709772	8.877511	-39.65%	12,060
2007	15.903032	14.709772	-7.50%	17,221
2006	13.935435	15.903032	14.12%	18,338
2005	13.450952	13.935435	3.60%	24,401
2004	12.296362	13.450952	9.39%	24,142
2003*	10.000000	12.296362	22.96%	10,503
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.877022	15.455309	20.02%	377
2011	15.745956	12.877022	-18.22%	416
2010	14.536275	15.745956	8.32%	861
2009	11.846845	14.536275	22.70%	3,607
2008	21.470094	11.846845	-44.82%	3,798
2007	20.126048	21.470094	6.68%	3,885
2006	16.005375	20.126048	25.75%	3,987
2005	14.489276	16.005375	10.46%	4,641
2004	12.666032	14.489276	14.39%	5,491
2003*	10.000000	12.666032	26.66%	6,339

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.095532	14.726397	12.45%	150
2011	16.191350	13.095532	-19.12%	135
2010	13.614505	16.191350	18.93%	3,330
2009	8.437519	13.614505	61.36%	3,959
2008	13.611018	8.437519	-38.01%	2,819
2007	13.103151	13.611018	3.88%	4,091
2006	12.622775	13.103151	3.81%	4,185
2005	12.130370	12.622775	4.06%	10,657
2004	11.730953	12.130370	3.40%	12,209
2003*	10.000000	11.730953	17.31%	6,661
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.440381	14.754064	28.96%	54,085
2011	10.526842	11.440381	8.68%	55,343
2010*	10.000000	10.526842	5.27%	17,449
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.601585	12.471297	7.50%	15,224
2011	11.179657	11.601585	3.77%	25,179
2010	10.626812	11.179657	5.20%	29,646
2009	9.868405	10.626812	7.69%	40,224
2008	11.194198	9.868405	-11.84%	193,283
2007	10.807431	11.194198	3.58%	284,981
2006	10.599662	10.807431	1.96%	147,833
2005	10.358581	10.599662	2.33%	30,456
2004	10.109894	10.358581	2.46%	23,640
2003*	10.000000	10.109894	1.10%	13,150
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.961342	24.324544	16.04%	1,438
2011	19.919197	20.961342	5.23%	1,458
2010	18.436694	19.919197	8.04%	2,103
2009	14.392771	18.436694	28.10%	4,371
2008	17.195289	14.392771	-16.30%	4,579
2007	16.417647	17.195289	4.74%	5,298
2006	15.049526	16.417647	9.09%	6,502
2005	13.631514	15.049526	10.40%	8,046
2004	12.578333	13.631514	8.37%	13,673
2003*	10.000000	12.578333	25.78%	20,950
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.719512	-2.80%	26,918
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.623642	-3.76%	7,169

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.337524	16.287702	6.20%	12,988
2011	16.329136	15.337524	-6.07%	16,868
2010	13.083275	16.329136	24.81%	42,060
2009	8.706050	13.083275	50.28%	17,304

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.634801	16.883353	15.36%	347
2011	14.021132	14.634801	4.38%	347
2010	12.632195	14.021132	11.00%	348
2009	10.666981	12.632195	18.42%	1,028
2008	18.279472	10.666981	-41.65%	1,004
2007	17.717215	18.279472	3.17%	955
2006	15.390535	17.717215	15.12%	935
2005	14.952834	15.390535	2.93%	948
2004	13.662722	14.952834	9.44%	939
2003*	10.000000	13.662722	36.63%	935
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.260226	23.617220	16.57%	822
2011	22.531759	20.260226	-10.08%	930
2010	18.088254	22.531759	24.57%	805
2009	12.885652	18.088254	40.38%	289
2008	20.381388	12.885652	-36.78%	288
2007	20.402960	20.381388	-0.11%	0
2006	18.155414	20.402960	12.38%	0
2005	17.302381	18.155414	4.93%	0
2004	14.766948	17.302381	17.17%	0
2003*	10.000000	14.766948	47.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.133644	1.34%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.911245	14.699118	5.66%	15,819
2011	12.650935	13.911245	9.96%	15,620
2010	12.230506	12.650935	3.44%	16,708
2009	11.277410	12.230506	8.45%	17,182
2008	11.645795	11.277410	-3.16%	17,258
2007	10.809888	11.645795	7.73%	5,358
2006	10.813529	10.809888	-0.03%	7,028
2005	10.819794	10.813529	-0.06%	3,695
2004	10.391879	10.819794	4.12%	0
2003*	10.000000	10.391879	3.92%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.556701	16.394036	12.62%	0
2011	14.382022	14.556701	1.21%	0
2010	12.836504	14.382022	12.04%	0
2009	11.076518	12.836504	15.89%	2,433
2008	17.246416	11.076518	-35.77%	2,440
2007	17.604714	17.246416	-2.04%	2,696
2006	15.315119	17.604714	14.95%	2,697
2005	14.890772	15.315119	2.85%	3,136
2004	13.442526	14.890772	10.77%	2,746
2003*	10.000000	13.442526	34.43%	3,321

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.770885	15.748872	14.36%	12,039
2011	14.113318	13.770885	-2.43%	13,744
2010	12.055015	14.113318	17.07%	10,477
2009	9.438220	12.055015	27.73%	8,872
2008	12.705990	9.438220	-25.72%	9,765
2007	13.234752	12.705990	-4.00%	7,324
2006	11.186722	13.234752	18.31%	4,083
2005*	10.000000	11.186722	11.87%	331
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.338136	13.350274	8.20%	4,185
2011	13.012002	12.338136	-5.18%	3,700
2010	12.047512	13.012002	8.01%	3,162
2009*	10.000000	12.047512	20.48%	3,162
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.752350	23.633971	13.89%	3,563
2011	20.971090	20.752350	-1.04%	4,648
2010	16.937364	20.971090	23.82%	5,283
2009	13.767326	16.937364	23.03%	3,490
2008	20.252351	13.767326	-32.02%	3,410
2007	20.719191	20.252351	-2.25%	3,120
2006	18.403088	20.719191	12.59%	2,810
2005	17.439945	18.403088	5.52%	2,351
2004	14.541108	17.439945	19.94%	1,223
2003*	10.000000	14.541108	45.41%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.965480	17.004166	13.62%	12,853
2011	14.965816	14.965480	0.00%	13,120
2010	13.278689	14.965816	12.71%	16,678
2009	10.706193	13.278689	24.03%	17,273
2008	17.359068	10.706193	-38.33%	46,063
2007	16.804113	17.359068	3.30%	45,524
2006	14.822632	16.804113	13.37%	42,448
2005	14.423465	14.822632	2.77%	11,288
2004	13.282860	14.423465	8.59%	7,061
2003*	10.000000	13.282860	32.83%	1,707
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.193027	17.548607	8.37%	1,084
2011	15.133209	16.193027	7.00%	1,204
2010	13.367954	15.133209	13.21%	177
2009	11.114634	13.367954	20.27%	177
2008	16.072727	11.114634	-30.85%	1,190
2007	15.287971	16.072727	5.13%	428
2006	13.369024	15.287971	14.35%	119
2005	13.048499	13.369024	2.46%	119
2004	12.653727	13.048499	3.12%	121
2003*	10.000000	12.653727	26.54%	122

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.459604	13.558002	18.31%	0
2011	13.550665	11.459604	-15.43%	0
2010	10.526805	13.550665	28.73%	0
2009	8.506413	10.526805	23.75%	0
2008	13.892332	8.506413	-38.77%	0
2007	15.914678	13.892332	-12.71%	0
2006	15.622711	15.914678	1.87%	0
2005	15.040310	15.622711	3.87%	0
2004	13.764492	15.040310	9.27%	0
2003*	10.000000	13.764492	37.64%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.383188	14.488942	8.26%	2
2011	14.393262	13.383188	-7.02%	9
2010	12.943469	14.393262	11.20%	54
2009	11.613339	12.943469	11.45%	0
2008	16.780832	11.613339	-30.79%	0
2007	15.555400	16.780832	7.88%	0
2006	13.652916	15.555400	13.93%	0
2005	13.643002	13.652916	0.07%	0
2004	12.944483	13.643002	5.40%	0
2003*	10.000000	12.944483	29.44%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.583144	13.550919	7.69%	4,349
2011	12.537641	12.583144	0.36%	4,444
2010	11.766909	12.537641	6.55%	8,863
2009	9.952237	11.766909	18.23%	14,260
2008	10.940382	9.952237	-9.03%	9,530
2007	10.575637	10.940382	3.45%	9,657
2006	10.341756	10.575637	2.26%	7,089
2005	10.406737	10.341756	-0.62%	2,931
2004	10.236130	10.406737	1.67%	2,090
2003*	10.000000	10.236130	2.36%	936
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.974613	13.147371	9.79%	27,734
2011	12.221123	11.974613	-2.02%	24,684
2010	11.035277	12.221123	10.75%	39,309
2009	9.047398	11.035277	21.97%	24,766
2008	12.287101	9.047398	-26.37%	24,806
2007	11.517879	12.287101	6.68%	24,849
2006	10.681338	11.517879	7.83%	24,888
2005*	10.000000	10.681338	6.81%	24,527

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.949934	13.295195	11.26%	4,664
2011	12.296505	11.949934	-2.82%	5,109
2010	10.930159	12.296505	12.50%	5,433
2009	8.641028	10.930159	26.49%	0
2008	13.068125	8.641028	-33.88%	0
2007	12.077926	13.068125	8.20%	0
2006	10.987647	12.077926	9.92%	0
2005*	10.000000	10.987647	9.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.642957	13.195500	13.33%	0
2011	12.176394	11.642957	-4.38%	0
2010	10.677541	12.176394	14.04%	0
2009	8.272037	10.677541	29.08%	0
2008	13.596993	8.272037	-39.16%	0
2007	12.440804	13.596993	9.29%	0
2006	11.195544	12.440804	11.12%	0
2005*	10.000000	11.195544	11.96%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.668033	16.146646	3.05%	13,701
2011	16.795613	15.668033	-6.71%	14,665
2010	14.324389	16.795613	17.25%	17,091
2009	9.864477	14.324389	45.21%	18,132
2008	21.987615	9.864477	-55.14%	18,829
2007	15.343753	21.987615	43.30%	14,761
2006	13.370886	15.343753	14.75%	8,572
2005*	10.000000	13.370886	33.71%	2,166
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.750481	16.989318	15.18%	26,396
2011	14.892313	14.750481	-0.95%	27,478
2010	13.169727	14.892313	13.08%	31,339
2009	10.304503	13.169727	27.81%	32,451
2008	18.312401	10.304503	-43.73%	34,576
2007	18.377949	18.312401	-0.36%	41,770
2006	15.572455	18.377949	18.02%	31,070
2005	14.989922	15.572455	3.89%	14,143
2004	13.695185	14.989922	9.45%	4,674
2003*	10.000000	13.695185	36.95%	1,647

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.912234	16.786436	12.57%	1,417
2011	15.159132	14.912234	-1.63%	1,433
2010	12.437567	15.159132	21.88%	2,179
2009	9.877541	12.437567	25.92%	3,092
2008	19.051446	9.877541	-48.15%	3,365
2007	15.287281	19.051446	24.62%	11,606
2006	14.577120	15.287281	4.87%	2,984
2005	14.040855	14.577120	3.82%	2,639
2004	13.837109	14.040855	1.47%	1,942
2003*	10.000000	13.837109	38.37%	1,524
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.360935	13.883368	3.91%	43,619
2011	12.685157	13.360935	5.33%	37,918
2010	11.986646	12.685157	5.83%	35,034
2009	10.549582	11.986646	13.62%	68,703
2008	11.105543	10.549582	-5.01%	60,996
2007	10.844196	11.105543	2.41%	73,020
2006	10.582306	10.844196	2.47%	45,913
2005	10.553929	10.582306	0.27%	9,526
2004	10.294225	10.553929	2.52%	5,097
2003*	10.000000	10.294225	2.94%	437
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.229340	26.185373	12.73%	29,999
2011	26.480213	23.229340	-12.28%	32,082
2010	20.930292	26.480213	26.52%	40,863
2009	15.220205	20.930292	37.52%	44,377
2008	25.612307	15.220205	-40.57%	42,551
2007	22.569273	25.612307	13.48%	42,508
2006	20.404472	22.569273	10.61%	38,458
2005	17.569807	20.404472	16.13%	17,955
2004	14.323670	17.569807	22.66%	8,793
2003*	10.000000	14.323670	43.24%	735
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.902216	18.835879	18.45%	0
2011	19.550492	15.902216	-18.66%	0
2010	17.609024	19.550492	11.03%	0
2009	14.177893	17.609024	24.20%	0
2008	25.711757	14.177893	-44.86%	0
2007	22.324984	25.711757	15.17%	0
2006	19.263360	22.324984	15.89%	0
2005	16.480203	19.263360	16.89%	0
2004	14.780296	16.480203	11.50%	0
2003*	10.000000	14.780296	47.80%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.623088	12.590343	18.52%	5,225
2011	13.068080	10.623088	-18.71%	6,976
2010	11.770717	13.068080	11.02%	7,100
2009	9.478707	11.770717	24.18%	8,295
2008	17.185339	9.478707	-44.84%	7,654
2007	14.920770	17.185339	15.18%	9,778
2006	12.870128	14.920770	15.93%	5,082
2005	11.014450	12.870128	16.85%	215
2004*	10.000000	11.014450	10.14%	135
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.334851	22.923545	25.03%	1,142
2011	20.483684	18.334851	-10.49%	1,149
2010	16.476816	20.483684	24.32%	1,150
2009	10.655087	16.476816	54.64%	410
2008	22.229288	10.655087	-52.07%	410
2007	21.426839	22.229288	3.75%	410
2006	18.769584	21.426839	14.16%	410
2005	18.621989	18.769584	0.79%	410
2004	16.624081	18.621989	12.02%	0
2003*	10.000000	16.624081	66.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.686925	12.954481	10.85%	32,282
2011	11.599971	11.686925	0.75%	28,230
2010	10.462580	11.599971	10.87%	28,859
2009	7.841436	10.462580	33.43%	30,290
2008	11.328748	7.841436	-30.78%	31,073
2007	11.097057	11.328748	2.09%	26,666
2006*	10.000000	11.097057	10.97%	10,913
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.564188	18.248147	10.17%	9,116
2011	15.880295	16.564188	4.31%	10,006
2010	13.376801	15.880295	18.72%	10,587
2009	11.584978	13.376801	15.47%	15,906
2008	16.150306	11.584978	-28.27%	15,826
2007	16.867731	16.150306	-4.25%	16,934
2006	14.635223	16.867731	15.25%	19,779
2005	14.379808	14.635223	1.78%	16,049
2004	13.165549	14.379808	9.22%	8,308
2003*	10.000000	13.165549	31.66%	4,613

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.754378	24.176676	16.49%	11,872
2011	21.915273	20.754378	-5.30%	12,652
2010	17.369292	21.915273	26.17%	11,398
2009	13.666982	17.369292	27.09%	20,156
2008	20.736007	13.666982	-34.09%	9,723
2007	21.588889	20.736007	-3.95%	7,557
2006	18.754252	21.588889	15.11%	14,023
2005	17.522146	18.754252	7.03%	4,839
2004	14.389863	17.522146	21.77%	847
2003*	10.000000	14.389863	43.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.871033	10.067148	13.48%	296
2011	9.156174	8.871033	-3.11%	296
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0
2008*	10.000000	6.584786	-34.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.323718	17.061739	11.34%	3,222
2011	18.507729	15.323718	-17.20%	3,273
2010	16.005290	18.507729	15.64%	3,864
2009	9.421905	16.005290	69.87%	3,938
2008	20.232033	9.421905	-53.43%	4,387
2007	15.977560	20.232033	26.63%	4,596
2006	12.668305	15.977560	26.12%	3,041
2005*	10.000000	12.668305	26.68%	579
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.517842	20.379728	16.34%	0
2011	19.920770	17.517842	-12.06%	0
2010	18.674542	19.920770	6.67%	0
2009	13.848383	18.674542	34.85%	0
2008	23.605325	13.848383	-41.33%	0
2007	20.779294	23.605325	13.60%	0
2006	17.387393	20.779294	19.51%	0
2005	16.038366	17.387393	8.41%	0
2004	13.751167	16.038366	16.63%	0
2003*	10.000000	13.751167	37.51%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.563985	14.625279	16.41%	12,494
2011	14.294469	12.563985	-12.11%	15,258
2010	13.400201	14.294469	6.67%	18,572
2009	9.925906	13.400201	35.00%	21,781
2008	16.923267	9.925906	-41.35%	58,933
2007	14.898644	16.923267	13.59%	50,718
2006	12.465022	14.898644	19.52%	33,978
2005	11.501699	12.465022	8.38%	5,632
2004*	10.000000	11.501699	15.02%	924
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.898053	17.999125	13.22%	20,407
2011	16.291166	15.898053	-2.41%	19,727
2010	14.474584	16.291166	12.55%	22,595
2009	12.393923	14.474584	16.79%	21,863
2008	11.859368	12.393923	4.51%	21,593
2007	10.855571	11.859368	9.25%	14,019
2006	9.776034	10.855571	11.04%	3,314
2005*	10.000000	9.776034	-2.24%	475
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.202217	2.02%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.972036	10.067227	12.21%	0
2011	10.308590	8.972036	-12.97%	0
2010*	10.000000	10.308590	3.09%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.002007	13.275050	20.66%	0
2011	11.283324	11.002007	-2.49%	0
2010*	10.000000	11.283324	12.83%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.625937	-3.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.938515	-0.61%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.720326	-2.80%	1,925
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.558890	13.554536	17.27%	5,866
2011	12.658677	11.558890	-8.69%	7,678
2010	11.837444	12.658677	6.94%	3,220
2009*	10.000000	11.837444	18.37%	3,220

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.793279	7.93%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.047642	0.48%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.607932	18.527280	11.56%	0
2011	16.651767	16.607932	-0.26%	0
2010	15.651559	16.651767	6.39%	0
2009	12.665775	15.651559	23.57%	275
2008	15.334560	12.665775	-17.40%	287
2007	14.131476	15.334560	8.51%	366
2006	13.006046	14.131476	8.65%	359
2005	12.276441	13.006046	5.94%	349
2004	11.520606	12.276441	6.56%	343
2003*	10.000000	11.520606	15.21%	334
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.461218	21.280441	21.87%	4,476
2011	19.068241	17.461218	-8.43%	3,742
2010	18.198945	19.068241	4.78%	6,167
2009	12.666338	18.198945	43.68%	5,405
2008	23.114947	12.666338	-45.20%	3,860
2007	17.193769	23.114947	34.44%	2,301
2006	16.012813	17.193769	7.38%	122
2005	14.457079	16.012813	10.76%	122
2004	12.454292	14.457079	16.08%	122
2003*	10.000000	12.454292	24.54%	122
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.939732	-0.60%	3,177
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.897782	29.954850	11.37%	5,219
2011	40.399054	26.897782	-33.42%	0
2010	32.839634	40.399054	23.02%	0
2009	18.636894	32.839634	76.21%	0
2008	39.649038	18.636894	-53.00%	0
2007	31.552508	39.649038	44.29%	0
2006	21.815277	31.552508	44.63%	0
2005	16.802152	21.815277	29.84%	0
2004	14.386862	16.802152	16.79%	0
2003*	10.000000	14.386862	43.87%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.802287	16.994792	14.81%	0
2011	14.987025	14.802287	-1.23%	1,814
2010	13.580329	14.987025	10.36%	0
2009	9.922038	13.580329	36.87%	0
2008	16.000722	9.922038	-37.99%	0
2007	14.647444	16.000722	9.24%	665
2006	13.871721	14.647444	5.59%	665
2005	13.524972	13.871721	2.56%	958
2004	12.611711	13.524972	7.24%	293
2003*	10.000000	12.611711	26.12%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.207292	2.07%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.640806	18.974532	14.02%	17,003
2011	16.990082	16.640806	-2.06%	20,497
2010	15.524850	16.990082	9.44%	13,439
2009	12.884544	15.524850	20.49%	30,617
2008	19.469028	12.884544	-33.82%	4,162
2007	18.390788	19.469028	5.86%	4,303
2006	15.508758	18.390788	18.58%	6,867
2005	14.802915	15.508758	4.77%	473
2004	13.101256	14.802915	12.99%	270
2003*	10.000000	13.101256	31.01%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.369104	11.828295	14.07%	3,262
2011	10.728047	10.369104	-3.35%	2,633
2010*	10.000000	10.728047	7.28%	2,033
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.061649	10.145037	11.96%	0
2011*	10.000000	9.061649	-9.38%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.671001	15.394976	12.61%	20,450
2011	13.825581	13.671001	-1.12%	21,477
2010	12.417195	13.825581	11.34%	32,114
2009*	10.000000	12.417195	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.020388	11.409307	13.86%	169,561
2011	10.089236	10.020388	-0.68%	156,049
2010	9.153218	10.089236	10.23%	165,292
2009	7.537242	9.153218	21.44%	164,751
2008	10.907812	7.537242	-30.90%	150,675
2007	10.444700	10.907812	4.43%	170,739
2006*	10.000000	10.444700	4.45%	88,298

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.219328	11.587676	3.28%	22,169
2011	10.783999	11.219328	4.04%	22,963
2010	10.339936	10.783999	4.29%	23,152
2009	9.369657	10.339936	10.36%	18,908
2008	10.565011	9.369657	-11.31%	9,434
2007	10.426790	10.565011	1.33%	7,127
2006*	10.000000	10.426790	4.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.925368	11.923253	20.13%	13,444
2011	11.121844	9.925368	-10.76%	14,456
2010	10.154988	11.121844	9.52%	17,784
2009	7.288016	10.154988	39.34%	19,032
2008	12.070327	7.288016	-39.62%	15,672
2007	10.726774	12.070327	12.53%	16,828
2006*	10.000000	10.726774	7.27%	4,371
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.231445	10.664096	15.52%	31,161
2011	9.842687	9.231445	-6.21%	36,393
2010	8.462921	9.842687	16.30%	34,510
2009	6.197142	8.462921	36.56%	26,394
2008	11.289658	6.197142	-45.11%	28,591
2007	10.254148	11.289658	10.10%	26,597
2006*	10.000000	10.254148	2.54%	14,539
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.057376	9.280938	15.19%	12,674
2011	8.375360	8.057376	-3.80%	13,141
2010	7.669690	8.375360	9.20%	14,226
2009	5.964017	7.669690	28.60%	13,011
2008	9.786217	5.964017	-39.06%	1,442
2007*	10.000000	9.786217	-2.14%	985
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.639082	18.755489	12.72%	255
2011	16.287204	16.639082	2.16%	255
2010	14.627741	16.287204	11.34%	256
2009	10.181901	14.627741	43.66%	1,151
2008	14.369521	10.181901	-29.14%	1,152
2007	14.160558	14.369521	1.48%	1,245
2006	13.010580	14.160558	8.84%	1,298
2005	12.914147	13.010580	0.75%	1,349
2004	11.920518	12.914147	8.34%	258
2003*	10.000000	11.920518	19.21%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.327561	15.042639	12.87%	22,684
2011	13.047033	13.327561	2.15%	24,815
2010	11.717100	13.047033	11.35%	6,040
2009	8.151351	11.717100	43.74%	17,336
2008	11.521221	8.151351	-29.25%	4,842
2007	11.349994	11.521221	1.51%	5,623
2006	10.428702	11.349994	8.83%	8,080
2005*	10.000000	10.428702	4.29%	1,856
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.856263	17.274269	16.28%	5,694
2011	15.492312	14.856263	-4.11%	6,657
2010	13.637622	15.492312	13.60%	6,609
2009	10.804956	13.637622	26.22%	9,075
2008	17.490950	10.804956	-38.23%	11,803
2007	18.252744	17.490950	-4.17%	32,738
2006	16.051165	18.252744	13.72%	30,046
2005	15.691383	16.051165	2.29%	5,363
2004	13.619525	15.691383	15.21%	296
2003*	10.000000	13.619525	36.20%	316
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.575239	8.708625	14.96%	3,995
2011	8.713869	7.575239	-13.07%	4,472
2010	7.674674	8.713869	13.54%	1,752
2009	5.098914	7.674674	50.52%	2,031
2008*	10.000000	5.098914	-49.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.134578	10.011241	9.60%	18,475
2011	9.596199	9.134578	-4.81%	19,679
2010	7.892510	9.596199	21.59%	17,721
2009	6.110181	7.892510	29.17%	60,113
2008*	10.000000	6.110181	-38.90%	73,947
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0
2008*	10.000000	6.344226	-36.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.827937	10.739944	9.28%	13,926
2011	10.123577	9.827937	-2.92%	30,192
2010	9.318454	10.123577	8.64%	30,809
2009	7.903416	9.318454	17.90%	7,427
2008*	10.000000	7.903416	-20.97%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.220877	10.310816	11.82%	67,853
2011	9.705119	9.220877	-4.99%	70,634
2010	8.775630	9.705119	10.59%	69,067
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.556847	11.166474	5.77%	11,124
2011	10.578841	10.556847	-0.21%	0
2010	10.066259	10.578841	5.09%	0
2009	9.051407	10.066259	11.21%	0
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.529175	10.536222	10.57%	143,201
2011	9.915082	9.529175	-3.89%	150,451
2010	9.047478	9.915082	9.59%	156,261
2009	7.539794	9.047478	20.00%	0
2008*	10.000000	7.539794	-24.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.885150	10.017858	12.75%	7,910
2011	9.471826	8.885150	-6.19%	8,940
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	0
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.098600	10.934659	8.28%	5,930
2011	10.290272	10.098600	-1.86%	5,991
2010	9.591116	10.290272	7.29%	13,362
2009	8.282650	9.591116	15.80%	13,476
2008*	10.000000	8.282650	-17.17%	7,441
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.522414	12.185985	5.76%	10,071
2011	11.021687	11.522414	4.54%	11,223
2010	10.489872	11.021687	5.07%	8,331
2009	9.817027	10.489872	6.85%	24,462
2008*	10.000000	9.817027	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.494405	13.169096	5.40%	407
2011	11.972943	12.494405	4.36%	607
2010	11.254404	11.972943	6.38%	630
2009	9.822838	11.254404	14.57%	1,965
2008*	10.000000	9.822838	-1.77%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.470321	32.773461	15.11%	0
2011	37.379243	28.470321	-23.83%	0
2010	32.771708	37.379243	14.06%	0
2009	20.421084	32.771708	60.48%	0
2008	49.331720	20.421084	-58.60%	0
2007	34.532168	49.331720	42.86%	0
2006	25.743289	34.532168	34.14%	0
2005	19.769023	25.743289	30.22%	0
2004	16.681255	19.769023	18.51%	0
2003*	10.000000	16.681255	66.81%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.999828	19.556960	15.04%	7,206
2011	22.317889	16.999828	-23.83%	8,147
2010	19.570955	22.317889	14.04%	9,705
2009	12.195283	19.570955	60.48%	11,015
2008	29.414021	12.195283	-58.54%	10,196
2007	20.553200	29.414021	43.11%	11,627
2006	15.295088	20.553200	34.38%	6,154
2005	11.731602	15.295088	30.38%	3,211
2004*	10.000000	11.731602	17.32%	1,243
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.976355	13.158533	1.40%	22,907
2011	12.294754	12.976355	5.54%	21,061
2010	11.924444	12.294754	3.11%	29,409
2009	11.801052	11.924444	1.05%	57,350
2008	11.133461	11.801052	6.00%	87,428
2007	10.559563	11.133461	5.43%	63,792
2006	10.383839	10.559563	1.69%	41,775
2005	10.218714	10.383839	1.62%	4,390
2004	10.056798	10.218714	1.61%	1,723
2003*	10.000000	10.056798	0.57%	1,369
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.835126	7.749583	13.38%	4,009
2011	7.717855	6.835126	-11.44%	4,005
2010	6.940738	7.717855	11.20%	4,167
2009	5.448853	6.940738	27.38%	5,493
2008*	10.000000	5.448853	-45.51%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	223
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0
2008	11.673690	6.536956	-44.00%	0
2007	10.846210	11.673690	7.63%	2,094
2006*	10.000000	10.846210	8.46%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.266809	18.551422	14.04%	6,346
2011	17.207273	16.266809	-5.47%	10,164
2010	15.255212	17.207273	12.80%	11,797
2009	12.187565	15.255212	25.17%	8,728
2008	19.611669	12.187565	-37.86%	8,784
2007	18.811454	19.611669	4.25%	10,483
2006	16.357271	18.811454	15.00%	8,554
2005	15.400938	16.357271	6.21%	66
2004	13.726044	15.400938	12.20%	438
2003*	10.000000	13.726044	37.26%	440
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.353220	13.296005	7.63%	2,251
2011	12.443560	12.353220	-0.73%	0
2010	11.515622	12.443560	8.06%	0
2009*	10.000000	11.515622	15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.975019	14.330900	10.45%	4,766
2011	13.310100	12.975019	-2.52%	12,056
2010	12.073858	13.310100	10.24%	5,483
2009*	10.000000	12.073858	20.74%	482
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.755443	13.200453	3.49%	17,454
2011	12.593285	12.755443	1.29%	17,805
2010	12.085834	12.593285	4.20%	17,872
2009	11.259468	12.085834	7.34%	5,481
2008	12.175906	11.259468	-7.53%	5,529
2007	11.743052	12.175906	3.69%	0
2006	11.240596	11.743052	4.47%	0
2005	11.057226	11.240596	1.66%	0
2004	10.737468	11.057226	2.98%	0
2003*	10.000000	10.737468	7.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.792455	16.128952	9.03%	139,270
2011	15.038547	14.792455	-1.64%	188,284
2010	13.779143	15.038547	9.14%	142,069
2009	11.754010	13.779143	17.23%	72,892
2008	15.552908	11.754010	-24.43%	98,980
2007	14.960495	15.552908	3.96%	108,590
2006	13.653042	14.960495	9.58%	111,213
2005	13.170541	13.653042	3.66%	36,474
2004	12.219426	13.170541	7.78%	12,465
2003*	10.000000	12.219426	22.19%	9,180

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.783031	17.666886	11.94%	121,171
2011	16.387640	15.783031	-3.69%	137,933
2010	14.759653	16.387640	11.03%	143,971
2009	12.058324	14.759653	22.40%	130,390
2008	17.861621	12.058324	-32.49%	126,535
2007	17.101815	17.861621	4.44%	138,240
2006	15.172866	17.101815	12.71%	53,209
2005	14.400446	15.172866	5.36%	29,067
2004	13.055735	14.400446	10.30%	17,993
2003*	10.000000	13.055735	30.56%	1,376
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.945554	14.825135	6.31%	14,268
2011	13.885416	13.945554	0.43%	30,051
2010	13.003655	13.885416	6.78%	34,715
2009	11.535373	13.003655	12.73%	36,961
2008	13.798951	11.535373	-16.40%	41,367
2007	13.248273	13.798951	4.16%	45,046
2006	12.417219	13.248273	6.69%	27,253
2005	12.076800	12.417219	2.82%	4,728
2004	11.453215	12.076800	5.44%	4,894
2003*	10.000000	11.453215	14.53%	1,448
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.215069	15.398590	16.52%	79,767
2011	13.773149	13.215069	-4.05%	102,417
2010	12.898447	13.773149	6.78%	127,293
2009*	10.000000	12.898447	28.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.619756	23.834214	15.59%	2,394
2011	21.501436	20.619756	-4.10%	2,632
2010	17.314144	21.501436	24.18%	3,477
2009	12.866511	17.314144	34.57%	6,910
2008	20.580401	12.866511	-37.48%	7,266
2007	19.446772	20.580401	5.83%	8,994
2006	17.983657	19.446772	8.14%	8,034
2005	16.302727	17.983657	10.31%	4,251
2004	14.315619	16.302727	13.88%	4,046
2003*	10.000000	14.315619	43.16%	3,935

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.080544	9.918820	-1.60%	45,945
2011	10.243993	10.080544	-1.60%	79,479
2010	10.410549	10.243993	-1.60%	71,159
2009	10.575386	10.410549	-1.56%	32,507
2008	10.531068	10.575386	0.42%	76,635
2007	10.213733	10.531068	3.11%	87,973
2006	9.929517	10.213733	2.86%	74,644
2005	9.828303	9.929517	1.03%	24,801
2004	9.907723	9.828303	-0.80%	669
2003*	10.000000	9.907723	-0.92%	1,168
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.753001	15.190129	10.45%	13,380
2011	13.241444	13.753001	3.86%	15,154
2010	12.168368	13.241444	8.82%	15,365
2009	9.942246	12.168368	22.39%	12,692
2008	12.216298	9.942246	-18.61%	10,086
2007	11.867168	12.216298	2.94%	11,894
2006	11.503052	11.867168	3.17%	7,256
2005	11.440175	11.503052	0.55%	3,743
2004	10.913127	11.440175	4.83%	548
2003*	10.000000	10.913127	9.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.081307	9.185849	13.67%	25,126
2011	9.086965	8.081307	-11.07%	26,171
2010	8.114390	9.086965	11.99%	24,241
2009	6.058679	8.114390	33.93%	56,914
2008*	10.000000	6.058679	-39.41%	63,872
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.506538	14.403929	15.17%	0
2011	15.205367	12.506538	-17.75%	0
2010	14.592263	15.205367	4.20%	0
2009	11.450634	14.592263	27.44%	0
2008	21.743316	11.450634	-47.34%	0
2007	21.516083	21.743316	1.06%	0
2006	17.863159	21.516083	20.45%	0
2005	16.238833	17.863159	10.00%	0
2004	13.752384	16.238833	18.08%	0
2003*	10.000000	13.752384	37.52%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.831320	10.162321	15.07%	7,148
2011	10.735276	8.831320	-17.74%	7,842
2010	10.306722	10.735276	4.16%	9,600
2009	8.088797	10.306722	27.42%	6,520
2008	15.351794	8.088797	-47.31%	27,051
2007	15.192857	15.351794	1.05%	36,987
2006	12.613064	15.192857	20.45%	25,072
2005	11.464644	12.613064	10.02%	771
2004*	10.000000	11.464644	14.65%	100
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.657050	9.893093	14.28%	14,535
2011	9.091405	8.657050	-4.78%	18,924
2010	8.009068	9.091405	13.51%	27,899
2009	6.292346	8.009068	27.28%	38,996
2008*	10.000000	6.292346	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.072481	9.340331	15.71%	6,360
2011	8.735710	8.072481	-7.59%	7,184
2010	7.874053	8.735710	10.94%	5,321
2009	6.280491	7.874053	25.37%	2,852
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.049132	10.207959	12.81%	18,224
2011	9.624361	9.049132	-5.98%	20,036
2010	7.733736	9.624361	24.45%	19,232
2009	6.202867	7.733736	24.68%	36,023
2008*	10.000000	6.202867	-37.97%	23,306
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.711509	11.117741	14.48%	15,933
2011	10.103648	9.711509	-3.88%	17,230
2010	8.582814	10.103648	17.72%	16,706
2009	6.685366	8.582814	28.38%	34,054
2008*	10.000000	6.685366	-33.15%	47,293
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.010209	15.590460	11.28%	2,550
2011	14.361230	14.010209	-2.44%	3,026
2010	11.665889	14.361230	23.10%	5,582
2009	9.321418	11.665889	25.15%	6,528
2008	17.719173	9.321418	-47.39%	5,295
2007	16.446395	17.719173	7.74%	4,898
2006	16.228647	16.446395	1.34%	1,891
2005	15.307615	16.228647	6.02%	261
2004	13.746313	15.307615	11.36%	37
2003*	10.000000	13.746313	37.46%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.558424	23.152434	18.38%	2,109
2011	21.022225	19.558424	-6.96%	2,571
2010	16.891763	21.022225	24.45%	3,231
2009	13.639292	16.891763	23.85%	3,528
2008	20.474906	13.639292	-33.39%	3,759
2007	22.431312	20.474906	-8.72%	3,808
2006	19.466836	22.431312	15.23%	2,307
2005	19.247126	19.466836	1.14%	828
2004	16.718464	19.247126	15.12%	424
2003*	10.000000	16.718464	67.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.037780	21.584842	13.38%	2,742
2011	20.538617	19.037780	-7.31%	4,925
2010	16.700576	20.538617	22.98%	6,953
2009	12.625283	16.700576	32.28%	8,167
2008	20.814123	12.625283	-39.34%	10,402
2007	20.761119	20.814123	0.26%	11,608
2006	18.879084	20.761119	9.97%	16,267
2005	17.128629	18.879084	10.22%	7,545
2004	14.654395	17.128629	16.88%	3,980
2003*	10.000000	14.654395	46.54%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.792245	15.450290	12.02%	17,759
2011	13.963239	13.792245	-1.22%	18,851
2010	12.532874	13.963239	11.41%	17,515
2009	10.144166	12.532874	23.55%	44,688
2008	17.656561	10.144166	-42.55%	56,574
2007	16.632365	17.656561	6.16%	52,891
2006	14.904674	16.632365	11.59%	41,666
2005	14.150175	14.904674	5.33%	7,773
2004	13.128576	14.150175	7.78%	1,635
2003*	10.000000	13.128576	31.29%	1,625
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.548921	10.859827	13.73%	7,313
2011	9.142631	9.548921	4.44%	16,712
2010	7.156887	9.142631	27.75%	30,767
2009	5.572806	7.156887	28.43%	29,688
2008*	10.000000	5.572806	-44.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.415485	10.609527	1.86%	8,090
2011	10.448755	10.415485	-0.32%	6,876
2010	10.367761	10.448755	0.78%	16,682
2009	9.836967	10.367761	5.40%	17,152
2008*	10.000000	9.836967	-1.63%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.628298	13.680366	17.65%	17,465
2011	13.493927	11.628298	-13.83%	19,166
2010	12.894893	13.493927	4.65%	14,140
2009*	10.000000	12.894893	28.95%	43,357
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.217747	10.516856	2.93%	7,661
2011	10.353523	10.217747	-1.31%	8,125
2010	9.993690	10.353523	3.60%	6,421
2009	8.961825	9.993690	11.51%	22,381
2008	10.520337	8.961825	-14.81%	46,879
2007	10.205378	10.520337	3.09%	54,106
2006	9.952665	10.205378	2.54%	33,975
2005	9.970148	9.952665	-0.18%	337
2004	10.053922	9.970148	-0.83%	54
2003*	10.000000	10.053922	0.54%	54
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.750231	13.652448	7.08%	499
2011	13.096010	12.750231	-2.64%	499
2010	11.126711	13.096010	17.70%	1,144
2009	9.211628	11.126711	20.79%	1,178
2008	15.467086	9.211628	-40.44%	1,178
2007	15.639468	15.467086	-1.10%	1,218
2006	15.100041	15.639468	3.57%	1,218
2005	14.912765	15.100041	1.26%	644
2004	13.546314	14.912765	10.09%	0
2003*	10.000000	13.546314	35.46%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.103511	16.492999	9.20%	3,370
2011	15.836435	15.103511	-4.63%	3,440
2010	13.099765	15.836435	20.89%	5,659
2009	10.129439	13.099765	29.32%	4,206
2008	16.999583	10.129439	-40.41%	4,216
2007	16.055160	16.999583	5.88%	58,712
2006	14.349244	16.055160	11.89%	46,026
2005	13.646139	14.349244	5.15%	1,693
2004	12.242250	13.646139	11.47%	0
2003*	10.000000	12.242250	22.42%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.858138	15.303238	19.02%	22,572
2011	14.279575	12.858138	-9.95%	25,361
2010	12.545889	14.279575	13.82%	30,645
2009	9.147556	12.545889	37.15%	33,242
2008	15.584368	9.147556	-41.30%	34,163
2007	14.934359	15.584368	4.35%	37,164
2006	12.927265	14.934359	15.53%	40,752
2005	11.518744	12.927265	12.23%	26,692
2004*	10.000000	11.518744	15.19%	9,948
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.750746	23.505623	19.01%	0
2011	21.942382	19.750746	-9.99%	0
2010	19.272506	21.942382	13.85%	0
2009	14.054712	19.272506	37.12%	0
2008	23.938117	14.054712	-41.29%	0
2007	22.934794	23.938117	4.37%	0
2006	19.858496	22.934794	15.49%	0
2005	17.692814	19.858496	12.24%	0
2004	15.125050	17.692814	16.98%	0
2003*	10.000000	15.125050	51.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.146203	1.46%	2,554
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.408177	16.531856	14.74%	17,430
2011	14.688167	14.408177	-1.91%	15,691
2010	12.887321	14.688167	13.97%	15,395
2009	10.232409	12.887321	25.95%	39,664
2008	16.943761	10.232409	-39.61%	45,560
2007	16.534344	16.943761	2.48%	45,001
2006	14.641582	16.534344	12.93%	41,349
2005	14.071167	14.641582	4.05%	4,539
2004	13.101729	14.071167	7.40%	2,995
2003*	10.000000	13.101729	31.02%	1,143
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.001744	23.158650	15.78%	13,275
2011	20.822521	20.001744	-3.94%	16,397
2010	17.196075	20.822521	21.09%	21,959
2009	12.766925	17.196075	34.69%	21,917
2008	20.928584	12.766925	-39.00%	33,066
2007	21.571062	20.928584	-2.98%	28,650
2006	19.118454	21.571062	12.83%	14,537
2005	17.708055	19.118454	7.96%	2,030
2004	15.099793	17.708055	17.27%	602
2003*	10.000000	15.099793	51.00%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.602967	6.03%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.456362	12.897848	3.54%	329
2011	11.675695	12.456362	6.69%	329
2010	10.848770	11.675695	7.62%	329
2009*	10.000000	10.848770	8.49%	329
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.242559	11.698304	4.05%	15,793
2011	11.310867	11.242559	-0.60%	18,829
2010	10.928078	11.310867	3.50%	26,097
2009*	10.000000	10.928078	9.28%	23,023
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.983857	10.756996	7.74%	15,797
2011*	10.000000	9.983857	-0.16%	6,870
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.941532	13.998668	17.23%	207
2011	12.725984	11.941532	-6.16%	209
2010	11.307063	12.725984	12.55%	200
2009	8.851975	11.307063	27.73%	197
2008	14.674939	8.851975	-39.68%	199
2007	15.873489	14.674939	-7.55%	321
2006	13.916589	15.873489	14.06%	311
2005	13.439563	13.916589	3.55%	313
2004	12.292191	13.439563	9.33%	177
2003*	10.000000	12.292191	22.92%	177
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.820437	15.379563	19.96%	0
2011	15.684717	12.820437	-18.26%	0
2010	14.487090	15.684717	8.27%	0
2009	11.812774	14.487090	22.64%	0
2008	21.419267	11.812774	-44.85%	0
2007	20.088657	21.419267	6.62%	0
2006	15.983722	20.088657	25.68%	0
2005	14.477008	15.983722	10.41%	0
2004	12.661737	14.477008	14.34%	0
2003*	10.000000	12.661737	26.62%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.038025	14.654259	12.40%	0
2011	16.128426	13.038025	-19.16%	0
2010	13.568489	16.128426	18.87%	0
2009	8.413264	13.568489	61.27%	0
2008	13.578796	8.413264	-38.04%	0
2007	13.078796	13.578796	3.82%	0
2006	12.605700	13.078796	3.75%	0
2005	12.120096	12.605700	4.01%	0
2004	11.726971	12.120096	3.35%	0
2003*	10.000000	11.726971	17.27%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.430744	14.734130	28.90%	288
2011	10.523301	11.430744	8.62%	308
2010*	10.000000	10.523301	5.23%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.550641	12.410211	7.44%	0
2011	11.136196	11.550641	3.72%	0
2010	10.590879	11.136196	5.15%	0
2009	9.840028	10.590879	7.63%	0
2008	11.167683	9.840028	-11.89%	27,523
2007	10.787340	11.167683	3.53%	44,374
2006	10.585324	10.787340	1.91%	27,080
2005	10.349803	10.585324	2.28%	621
2004	10.106459	10.349803	2.41%	0
2003*	10.000000	10.106459	1.06%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.865808	24.201356	15.99%	0
2011	19.838457	20.865808	5.18%	0
2010	18.371286	19.838457	7.99%	0
2009	14.348989	18.371286	28.03%	0
2008	17.151690	14.348989	-16.34%	0
2007	16.384383	17.151690	4.68%	0
2006	15.026650	16.384383	9.04%	0
2005	13.617677	15.026650	10.35%	0
2004	12.571945	13.617677	8.32%	0
2003*	10.000000	12.571945	25.72%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.716203	-2.84%	4,113
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.620384	-3.80%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.282160	16.220645	6.14%	618
2011	16.278442	15.282160	-6.12%	752
2010	13.049273	16.278442	24.75%	1,070
2009	8.687827	13.049273	50.20%	1,184

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.568916	16.798786	15.31%	395
2011	13.965093	14.568916	4.32%	396
2010	12.588102	13.965093	10.94%	4,525
2009	10.635157	12.588102	18.36%	14,927
2008	18.234239	10.635157	-41.67%	17,642
2007	17.682415	18.234239	3.12%	22,116
2006	15.368090	17.682415	15.06%	23,691
2005	14.938595	15.368090	2.88%	26,448
2004	13.656648	14.938595	9.39%	29,069
2003*	10.000000	13.656648	36.57%	13,538
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.169062	23.498981	16.51%	46,637
2011	22.441763	20.169062	-10.13%	54,294
2010	18.025144	22.441763	24.50%	60,097
2009	12.847226	18.025144	40.30%	37,390
2008	20.330966	12.847226	-36.81%	32,253
2007	20.362893	20.330966	-0.16%	3,782
2006	18.128936	20.362893	12.32%	3,754
2005	17.285895	18.128936	4.88%	4,435
2004	14.760375	17.285895	17.11%	5,484
2003*	10.000000	14.760375	47.60%	1,843
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.130211	1.30%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.847781	14.624601	5.61%	165,826
2011	12.599605	13.847781	9.91%	153,467
2010	12.187068	12.599605	3.39%	217,405
2009	11.243069	12.187068	8.40%	300,495
2008	11.616236	11.243069	-3.21%	143,280
2007	10.787966	11.616236	7.68%	127,912
2006	10.797069	10.787966	-0.08%	147,467
2005	10.808802	10.797069	-0.11%	159,775
2004	10.386599	10.808802	4.06%	90,036
2003*	10.000000	10.386599	3.87%	12,607
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.491214	16.311980	12.56%	402
2011	14.324589	14.491214	1.16%	427
2010	12.791734	14.324589	11.98%	2,700
2009	11.043504	12.791734	15.83%	4,111
2008	17.203758	11.043504	-35.81%	6,714
2007	17.570143	17.203758	-2.09%	8,318
2006	15.292793	17.570143	14.89%	8,775
2005	14.876592	15.292793	2.80%	11,215
2004	13.436555	14.876592	10.72%	13,476
2003*	10.000000	13.436555	34.37%	12,720

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.724321	15.687623	14.31%	11,875
2011	14.072724	13.724321	-2.48%	14,798
2010	12.026450	14.072724	17.01%	21,311
2009	9.420649	12.026450	27.66%	23,571
2008	12.688800	9.420649	-25.76%	84,352
2007	13.223600	12.688800	-4.04%	47,522
2006	11.182961	13.223600	18.25%	20,029
2005*	10.000000	11.182961	11.83%	10,423
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.321456	13.325434	8.15%	55,124
2011	13.000998	12.321456	-5.23%	52,628
2010	12.043434	13.000998	7.95%	33,705
2009*	10.000000	12.043434	20.43%	21,056
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.658938	23.515604	13.83%	12,645
2011	20.887287	20.658938	-1.09%	13,605
2010	16.878256	20.887287	23.75%	20,767
2009	13.726260	16.878256	22.96%	27,628
2008	20.202242	13.726260	-32.06%	93,681
2007	20.678506	20.202242	-2.30%	39,032
2006	18.376258	20.678506	12.53%	52,757
2005	17.423346	18.376258	5.47%	51,657
2004	14.534647	17.423346	19.87%	46,388
2003*	10.000000	14.534647	45.35%	20,482
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.898131	16.919025	13.56%	54,724
2011	14.906019	14.898131	-0.05%	79,607
2010	13.232351	14.906019	12.65%	108,590
2009	10.674260	13.232351	23.97%	134,161
2008	17.316115	10.674260	-38.36%	146,749
2007	16.771098	17.316115	3.25%	181,326
2006	14.801006	16.771098	13.31%	195,335
2005	14.409719	14.801006	2.72%	181,604
2004	13.276956	14.409719	8.53%	159,889
2003*	10.000000	13.276956	32.77%	41,979
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.120166	17.460762	8.32%	21,608
2011	15.072767	16.120166	6.95%	41,407
2010	13.321316	15.072767	13.15%	18,990
2009	11.081494	13.321316	20.21%	20,969
2008	16.032965	11.081494	-30.88%	69,496
2007	15.257937	16.032965	5.08%	38,865
2006	13.349526	15.257937	14.30%	49,024
2005	13.036073	13.349526	2.40%	61,291
2004	12.648103	13.036073	3.07%	46,811
2003*	10.000000	12.648103	26.48%	12,001

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.408010	13.490092	18.25%	0
2011	13.496524	11.408010	-15.47%	0
2010	10.490067	13.496524	28.66%	758
2009	8.481035	10.490067	23.69%	1,719
2008	13.857955	8.481035	-38.80%	2,499
2007	15.883417	13.857955	-12.75%	2,923
2006	15.599935	15.883417	1.82%	3,246
2005	15.025992	15.599935	3.82%	3,627
2004	13.758382	15.025992	9.21%	4
2003*	10.000000	13.758382	37.58%	1,569
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.322947	14.416376	8.21%	138
2011	14.335746	13.322947	-7.06%	821
2010	12.898309	14.335746	11.14%	1,571
2009	11.578706	12.898309	11.40%	733
2008	16.739323	11.578706	-30.83%	1,557
2007	15.524848	16.739323	7.82%	1,713
2006	13.632999	15.524848	13.88%	1,750
2005	13.630001	13.632999	0.02%	1,788
2004	12.938731	13.630001	5.34%	1,828
2003*	10.000000	12.938731	29.39%	474
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.526479	13.483014	7.64%	84,585
2011	12.487507	12.526479	0.31%	90,525
2010	11.725828	12.487507	6.50%	159,501
2009	9.922522	11.725828	18.17%	189,163
2008	10.913274	9.922522	-9.08%	107,709
2007	10.554827	10.913274	3.40%	113,029
2006	10.326635	10.554827	2.21%	91,753
2005	10.396791	10.326635	-0.67%	98,916
2004	10.231557	10.396791	1.61%	78,008
2003*	10.000000	10.231557	2.32%	48,979
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.934095	13.096219	9.74%	29,931
2011	12.185958	11.934095	-2.07%	48,153
2010	11.009109	12.185958	10.69%	53,142
2009	9.030532	11.009109	21.91%	54,338
2008	12.270447	9.030532	-26.40%	39,071
2007	11.508159	12.270447	6.62%	22,559
2006	10.677738	11.508159	7.78%	27,934
2005*	10.000000	10.677738	6.78%	5,817

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.909512	13.243470	11.20%	71,383
2011	12.261133	11.909512	-2.87%	81,683
2010	10.904247	12.261133	12.44%	78,219
2009	8.624928	10.904247	26.43%	80,142
2008	13.050422	8.624928	-33.91%	26,917
2007	12.067730	13.050422	8.14%	20,503
2006	10.983946	12.067730	9.87%	14,844
2005*	10.000000	10.983946	9.84%	2,352
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.603570	13.144174	13.28%	35,467
2011	12.141367	11.603570	-4.43%	62,730
2010	10.652237	12.141367	13.98%	46,960
2009	8.256627	10.652237	29.01%	35,023
2008	13.578595	8.256627	-39.19%	34,044
2007	12.430320	13.578595	9.24%	10,992
2006	11.191771	12.430320	11.07%	11,176
2005*	10.000000	11.191771	11.92%	9,973
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.615016	16.083805	3.00%	20,588
2011	16.747282	15.615016	-6.76%	36,307
2010	14.290426	16.747282	17.19%	46,869
2009	9.846095	14.290426	45.14%	72,853
2008	21.957844	9.846095	-55.16%	121,900
2007	15.330811	21.957844	43.23%	122,567
2006	13.366391	15.330811	14.70%	63,202
2005*	10.000000	13.366391	33.66%	24,515
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.684086	16.904240	15.12%	82,256
2011	14.832803	14.684086	-1.00%	78,693
2010	13.123762	14.832803	13.02%	116,772
2009	10.273769	13.123762	27.74%	149,967
2008	18.267085	10.273769	-43.76%	176,470
2007	18.341851	18.267085	-0.41%	216,110
2006	15.549744	18.341851	17.96%	263,983
2005	14.975649	15.549744	3.83%	228,971
2004	13.689096	14.975649	9.40%	177,047
2003*	10.000000	13.689096	36.89%	87,478

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.845147	16.702413	12.51%	35,115
2011	15.098585	14.845147	-1.68%	33,728
2010	12.394179	15.098585	21.82%	84,668
2009	9.848087	12.394179	25.85%	71,042
2008	19.004321	9.848087	-48.18%	78,195
2007	15.257253	19.004321	24.56%	170,405
2006	14.555865	15.257253	4.82%	115,518
2005	14.027481	14.555865	3.77%	108,767
2004	13.830954	14.027481	1.42%	108,253
2003*	10.000000	13.830954	38.31%	37,263
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.300838	13.813877	3.86%	126,410
2011	12.634498	13.300838	5.27%	178,773
2010	11.944844	12.634498	5.77%	256,634
2009	10.518145	11.944844	13.56%	329,034
2008	11.078071	10.518145	-5.05%	251,619
2007	10.822894	11.078071	2.36%	238,956
2006	10.566867	10.822894	2.42%	151,274
2005	10.543870	10.566867	0.22%	123,650
2004	10.289636	10.543870	2.47%	78,187
2003*	10.000000	10.289636	2.90%	16,612
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.124802	26.054250	12.67%	120,599
2011	26.374436	23.124802	-12.32%	154,739
2010	20.857274	26.374436	26.45%	218,661
2009	15.174819	20.857274	37.45%	202,681
2008	25.548950	15.174819	-40.60%	229,747
2007	22.524947	25.548950	13.43%	260,418
2006	20.374726	22.524947	10.55%	257,129
2005	17.553083	20.374726	16.07%	191,079
2004	14.317299	17.553083	22.60%	120,722
2003*	10.000000	14.317299	43.17%	11,573
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.830647	18.741566	18.39%	0
2011	19.472396	15.830647	-18.70%	0
2010	17.547585	19.472396	10.97%	4,030
2009	14.135600	17.547585	24.14%	7,035
2008	25.648120	14.135600	-44.89%	11,041
2007	22.281112	25.648120	15.11%	12,647
2006	19.235244	22.281112	15.83%	12,920
2005	16.464488	19.235244	16.83%	13,616
2004	14.773707	16.464488	11.44%	14,621
2003*	10.000000	14.773707	47.74%	4,313

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.581819	12.535043	18.46%	8,227
2011	13.023929	10.581819	-18.75%	13,473
2010	11.736903	13.023929	10.97%	27,449
2009	9.456278	11.736903	24.12%	34,742
2008	17.153400	9.456278	-44.87%	46,698
2007	14.900646	17.153400	15.12%	102,565
2006	12.859292	14.900646	15.87%	105,784
2005	11.010757	12.859292	16.79%	43,745
2004*	10.000000	11.010757	10.11%	26,228
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.252309	22.808749	24.96%	8,607
2011	20.401827	18.252309	-10.54%	9,284
2010	16.419302	20.401827	24.26%	28,094
2009	10.623298	16.419302	54.56%	35,020
2008	22.174284	10.623298	-52.09%	37,992
2007	21.384742	22.174284	3.69%	48,384
2006	18.742199	21.384742	14.10%	52,144
2005	18.604251	18.742199	0.74%	56,412
2004	16.616684	18.604251	11.96%	48,257
2003*	10.000000	16.616684	66.17%	11,209
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.653327	12.910664	10.79%	158,279
2011	11.572490	11.653327	0.70%	184,360
2010	10.443102	11.572490	10.81%	212,383
2009	7.830809	10.443102	33.36%	272,509
2008	11.319149	7.830809	-30.82%	323,625
2007	11.093323	11.319149	2.04%	204,036
2006*	10.000000	11.093323	10.93%	64,448
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.489655	18.156779	10.11%	24,085
2011	15.816861	16.489655	4.25%	33,919
2010	13.330123	15.816861	18.66%	92,914
2009	11.550423	13.330123	15.41%	117,342
2008	16.110330	11.550423	-28.30%	146,648
2007	16.834586	16.110330	-4.30%	152,359
2006	14.613875	16.834586	15.20%	176,675
2005	14.366106	14.613875	1.72%	200,589
2004	13.159690	14.366106	9.17%	187,531
2003*	10.000000	13.159690	31.60%	18,723

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.660964	24.055596	16.43%	20,439
2011	21.827702	20.660964	-5.35%	45,608
2010	17.308677	21.827702	26.11%	42,454
2009	13.626214	17.308677	27.02%	55,945
2008	20.684706	13.626214	-34.12%	47,474
2007	21.546487	20.684706	-4.00%	57,500
2006	18.726904	21.546487	15.06%	87,873
2005	17.505456	18.726904	6.98%	76,647
2004	13.383471	17.505456	21.71%	64,539
2003*	10.000000	13.383471	43.83%	39,139
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.854528	10.043302	13.43%	9,885
2011	9.143771	8.854528	-3.16%	11,424
2010	8.432430	9.143771	8.44%	8,190
2009	6.582545	8.432430	28.10%	7,187
2008*	10.000000	6.582545	-34.17%	7,188
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.271912	16.995397	11.29%	96,521
2011	18.454517	15.271912	-17.25%	18,971
2010	15.967378	18.454517	15.58%	23,778
2009	9.404354	15.967378	69.79%	62,349
2008	20.204667	9.404354	-53.45%	22,565
2007	15.964102	20.204667	26.56%	69,854
2006	12.664040	15.964102	26.06%	20,049
2005*	10.000000	12.664040	26.64%	10,924
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.439022	20.277701	16.28%	0
2011	19.841210	17.439022	-12.11%	0
2010	18.609404	19.841210	6.62%	386
2009	13.807096	18.609404	34.78%	941
2008	23.546943	13.807096	-41.36%	1,285
2007	20.738490	23.546943	13.54%	1,316
2006	17.362045	20.738490	19.45%	1,503
2005	16.023099	17.362045	8.36%	1,767
2004	13.745055	16.023099	16.57%	2,461
2003*	10.000000	13.745055	37.45%	4,074

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.515171	14.561043	16.35%	28,269
2011	14.246155	12.515171	-12.15%	37,277
2010	13.361704	14.246155	6.62%	51,060
2009	9.902420	13.361704	34.93%	93,156
2008	16.891835	9.902420	-41.38%	130,282
2007	14.878566	16.891835	13.53%	99,401
2006	12.454527	14.878566	19.46%	122,208
2005	11.497838	12.454527	8.32%	45,773
2004*	10.000000	11.497838	14.98%	28,149
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.844268	17.929089	13.16%	85,885
2011	16.244287	15.844268	-2.46%	107,362
2010	14.440264	16.244287	12.49%	143,579
2009	12.370829	14.440264	16.73%	158,944
2008	11.843292	12.370829	4.45%	83,871
2007	10.846399	11.843292	9.19%	62,437
2006	9.772731	10.846399	10.99%	38,606
2005*	10.000000	9.772731	-2.27%	18,738
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.198760	1.99%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.966729	10.056154	12.15%	0
2011	10.307723	8.966729	-13.01%	0
2010*	10.000000	10.307723	3.08%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.995515	13.260459	20.60%	337
2011	11.282380	10.995515	-2.54%	578
2010*	10.000000	11.282380	12.82%	583
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.622621	-3.77%	811
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.935147	-0.65%	963
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.716985	-2.83%	10,950
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.543254	13.529317	17.21%	23,100
2011	12.647958	11.543254	-8.73%	27,310
2010	11.833436	12.647958	6.88%	65,035
2009*	10.000000	11.833436	18.33%	71,415

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.789629	7.90%	10,871
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.044239	0.44%	5,968
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.533207	18.434528	11.50%	100
2011	16.585253	16.533207	-0.31%	559
2010	15.596971	16.585253	6.34%	1,844
2009	12.628010	15.596971	23.51%	23,030
2008	15.296614	12.628010	-17.45%	12,477
2007	14.103710	15.296614	8.46%	16,115
2006	12.987069	14.103710	8.60%	16,867
2005	12.264747	12.987069	5.89%	17,705
2004	11.515483	12.264747	6.51%	12,179
2003*	10.000000	11.515483	15.15%	10,745
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.382589	21.173835	21.81%	17,261
2011	18.992013	17.382589	-8.47%	25,975
2010	18.135409	18.992013	4.72%	131,254
2009	12.628535	18.135409	43.61%	186,276
2008	23.057716	12.628535	-45.23%	134,741
2007	17.159960	23.057716	34.37%	31,503
2006	15.989434	17.159960	7.32%	21,585
2005	14.443288	15.989434	10.70%	22,132
2004	12.448743	14.443288	16.02%	21,645
2003*	10.000000	12.448743	24.49%	9,027
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.936310	-0.64%	215,904
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.776690	29.804798	11.31%	11,055
2011	40.237638	26.776690	-33.45%	0
2010	32.725021	40.237638	22.96%	191
2009	18.581296	32.725021	76.12%	1,317
2008	39.550946	18.581296	-53.02%	1,318
2007	31.415594	39.550946	25.90%	1,318
2006	21.783453	31.415594	44.22%	1,319
2005	16.786144	21.783453	29.77%	1,319
2004	14.380462	16.786144	16.73%	1,985
2003*	10.000000	14.380462	43.80%	1,171

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.735651	16.909676	14.75%	1,599
2011	14.927118	14.735651	-1.28%	9,133
2010	13.532917	14.927118	10.30%	12,028
2009	9.892430	13.532917	36.80%	24,162
2008	15.961113	9.892430	-38.02%	35,819
2007	14.618661	15.961113	9.18%	48,888
2006	13.851478	14.618661	5.54%	51,698
2005	13.512077	13.851478	2.51%	51,767
2004	12.606092	13.512077	7.19%	37,019
2003*	10.000000	12.606092	26.06%	10,081
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.203835	2.04%	911
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.565938	18.879545	13.97%	59,265
2011	16.922218	16.565938	-2.11%	79,298
2010	15.470701	16.922218	9.38%	103,375
2009	12.846129	15.470701	20.43%	132,236
2008	19.420875	12.846129	-33.85%	133,497
2007	18.354658	19.420875	5.81%	130,559
2006	15.486129	18.354658	18.52%	95,547
2005	14.788799	15.486129	4.72%	49,516
2004	13.095420	14.788799	12.93%	18,198
2003*	10.000000	13.095420	30.95%	4,237
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.360352	11.812291	14.01%	16,918
2011	10.724430	10.360352	-3.39%	11,022
2010*	10.000000	10.724430	7.24%	1,170
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.058584	10.136450	11.90%	7,784
2011*	10.000000	9.058584	-9.41%	1,063
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.652497	15.366307	12.55%	53,865
2011	13.813869	13.652497	-1.17%	111,651
2010	12.412989	13.813869	11.29%	149,348
2009*	10.000000	12.412989	24.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.991547	11.370678	13.80%	254,128
2011	10.065308	9.991547	-0.73%	239,553
2010	9.136156	10.065308	10.17%	311,410
2009	7.527012	9.136156	21.38%	310,906
2008	10.898553	7.527012	-30.94%	184,704
2007	10.441173	10.898553	4.38%	128,486
2006*	10.000000	10.441173	4.41%	16,538

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.187080	11.548489	3.23%	114,112
2011	10.758440	11.187080	3.98%	159,613
2010	10.320671	10.758440	4.24%	197,118
2009	9.356954	10.320671	10.30%	227,494
2008	10.556053	9.356954	-11.36%	137,883
2007	10.423276	10.556053	1.27%	237,785
2006*	10.000000	10.423276	4.23%	120,179
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.896797	11.882881	20.07%	46,305
2011	11.095465	9.896797	-10.80%	57,559
2010	10.136054	11.095465	9.47%	75,687
2009	7.278126	10.136054	39.27%	99,984
2008	12.060105	7.278126	-39.65%	65,254
2007	10.723164	12.060105	12.47%	56,063
2006*	10.000000	10.723164	7.23%	28,600
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.204869	10.627978	15.46%	71,769
2011	9.819331	9.204869	-6.26%	134,561
2010	8.447133	9.819331	16.24%	204,041
2009	6.188730	8.447133	36.49%	218,422
2008	11.280075	6.188730	-45.14%	192,896
2007	10.250695	11.280075	10.04%	157,692
2006*	10.000000	10.250695	2.51%	67,642
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.038264	9.254218	15.13%	120,649
2011	8.359747	8.038264	-3.85%	120,185
2010	7.659289	8.359747	9.15%	131,071
2009	5.958951	7.659289	28.53%	116,968
2008	9.782890	5.958951	-39.09%	63,844
2007*	10.000000	9.782890	-2.17%	41,861
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.564200	18.661589	12.66%	1,257
2011	16.222119	16.564200	2.11%	1,481
2010	14.576686	16.222119	11.29%	4,558
2009	10.151515	14.576686	43.59%	7,004
2008	14.333947	10.151515	-29.18%	11,783
2007	14.132721	14.333947	1.42%	18,343
2006	12.991591	14.132721	8.78%	28,630
2005	12.901837	12.991591	0.70%	45,304
2004	11.915207	12.901837	8.28%	53,405
2003*	10.000000	11.915207	19.15%	14,150

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.282530	14.984178	12.81%	62,641
2011	13.009539	13.282530	2.10%	86,687
2010	11.689363	13.009539	11.29%	104,293
2009	8.136171	11.689363	43.67%	126,469
2008	11.505618	8.136171	-29.29%	75,157
2007	11.340421	11.505618	1.46%	107,997
2006	10.425180	11.340421	8.78%	97,420
2005*	10.000000	10.425180	4.25%	47,868
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.789355	17.187714	16.22%	30,980
2011	15.430371	14.789355	-4.15%	21,230
2010	13.589996	15.430371	13.54%	33,296
2009	10.772704	13.589996	26.15%	37,796
2008	17.447646	10.772704	-38.26%	48,992
2007	18.216874	17.447646	-4.22%	86,517
2006	16.027747	18.216874	13.66%	68,980
2005	15.676431	16.027747	2.24%	62,867
2004	13.613463	15.676431	15.15%	44,146
2003*	10.000000	13.613463	36.13%	4,281
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.561134	8.687989	14.90%	16,556
2011	8.702060	7.561134	-13.11%	292,915
2010	7.668162	8.702060	13.48%	142,661
2009	5.097178	7.668162	50.44%	141,980
2008*	10.000000	5.097178	-49.03%	275
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.117565	9.987496	9.54%	40,473
2011	9.583187	9.117565	-4.86%	56,977
2010	7.885821	9.583187	21.52%	62,770
2009	6.108107	7.885821	29.10%	137,980
2008*	10.000000	6.108107	-38.92%	166,009
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
2009	6.342067	8.058507	27.06%	39
2008*	10.000000	6.342067	-36.58%	1,903
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.809665	10.714519	9.22%	288,159
2011	10.109875	9.809665	-2.97%	312,788
2010	9.310557	10.109875	8.59%	331,438
2009	7.900737	9.310557	17.84%	341,309
2008*	10.000000	7.900737	-20.99%	285,251

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.203721	10.286396	11.76%	127,413
2011	9.691973	9.203721	-5.04%	133,452
2010	8.768188	9.691973	10.54%	203,780
2009	7.180256	8.768188	22.12%	165,835
2008*	10.000000	7.180256	-28.20%	105,899
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.537207	11.140023	5.72%	173,376
2011	10.564529	10.537207	-0.26%	222,766
2010	10.057746	10.564529	5.04%	194,385
2009	9.048338	10.057746	11.16%	151,923
2008*	10.000000	9.048338	-9.52%	43,443
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.511460	10.511275	10.51%	489,065
2011	9.901666	9.511460	-3.94%	540,088
2010	9.039810	9.901666	9.53%	629,833
2009	7.537235	9.039810	19.94%	296,024
2008*	10.000000	7.537235	-24.63%	100,994
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.868653	9.994167	12.69%	136,655
2011	9.459031	8.868653	-6.24%	152,795
2010	8.487804	9.459031	11.44%	202,167
2009	6.818051	8.487804	24.49%	129,544
2008*	10.000000	6.818051	-31.82%	95,910
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.079800	10.908749	8.22%	62,095
2011	10.276328	10.079800	-1.91%	80,970
2010	9.582985	10.276328	7.24%	64,222
2009	8.279837	9.582985	15.74%	44,595
2008*	10.000000	8.279837	-17.20%	14,874
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.500995	12.157146	5.71%	30,132
2011	11.006772	11.500995	4.49%	38,898
2010	10.481000	11.006772	5.02%	44,482
2009	9.813706	10.481000	6.80%	79,880
2008*	10.000000	9.813706	-1.86%	2,526
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.471155	13.137892	5.35%	50,120
2011	11.956729	12.471155	4.30%	55,126
2010	11.244874	11.956729	6.33%	67,893
2009	9.819515	11.244874	14.52%	69,691
2008*	10.000000	9.819515	-1.80%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.342213	32.609369	15.06%	0
2011	37.229942	28.342213	-23.87%	0
2010	32.657388	37.229942	14.00%	197
2009	20.360188	32.657388	60.40%	1,420
2008	49.209721	20.360188	-58.63%	1,556
2007	34.464366	49.209721	42.78%	1,671
2006	25.705754	34.464366	34.07%	2,867
2005	19.750194	25.705754	30.15%	4,034
2004	16.673844	19.750194	18.45%	6,378
2003*	10.000000	16.673844	66.74%	4,656
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.933751	19.471025	14.98%	67,601
2011	22.242435	16.933751	-23.87%	14,553
2010	19.514681	22.242435	13.98%	23,824
2009	12.166402	19.514681	60.40%	40,387
2008	29.359343	12.166402	-58.56%	42,709
2007	20.525465	29.359343	43.04%	102,559
2006	15.282194	20.525465	34.31%	72,450
2005	11.727649	15.282194	30.31%	25,865
2004*	10.000000	11.727649	17.28%	12,383
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.917941	13.092624	1.35%	107,564
2011	12.245623	12.917941	5.49%	176,640
2010	11.882832	12.245623	3.05%	224,102
2009	11.765862	11.882832	0.99%	331,533
2008	11.105910	11.765862	5.94%	464,586
2007	10.538811	11.105910	5.38%	360,149
2006	10.368679	10.538811	1.64%	221,809
2005	10.208975	10.368679	1.56%	146,117
2004	10.052319	10.208975	1.56%	119,412
2003*	10.000000	10.052319	0.52%	52,971
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.822389	7.731207	13.32%	13,060
2011	7.707380	6.822389	-11.48%	16,582
2010	6.934844	7.707380	11.14%	17,349
2009	5.446997	6.934844	27.31%	48,639
2008*	10.000000	5.446997	-45.53%	2,024
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.475938	8.691317	16.26%	5,713
2011	8.721870	7.475938	-14.29%	309,645
2010	8.257188	8.721870	5.63%	3,932
2009	6.528074	8.257188	26.49%	4,115
2008	11.663775	6.528074	-44.03%	4,305
2007	10.842547	11.663775	7.57%	3,938
2006*	10.000000	10.842547	8.43%	252

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.193584	18.458503	13.99%	243,350
2011	17.138514	16.193584	-5.51%	446,133
2010	15.201973	17.138514	12.74%	655,955
2009	12.151200	15.201973	25.11%	731,042
2008	19.563127	12.151200	-37.89%	864,080
2007	18.774488	19.563127	4.20%	886,904
2006	16.333409	18.774488	14.95%	964,922
2005	15.386263	16.333409	6.16%	1,015,121
2004	13.719936	15.386263	12.15%	630,449
2003*	10.000000	13.719936	37.20%	46,692
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.336491	13.271239	7.58%	20,187
2011	12.433015	12.336491	-0.78%	23,050
2010	11.511714	12.433015	8.00%	23,224
2009*	10.000000	11.511714	15.12%	20,721
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.957463	14.304216	10.39%	1,764
2011	13.298836	12.957463	-2.57%	4,379
2010	12.069770	13.298836	10.18%	2,711
2009*	10.000000	12.069770	20.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.698037	13.134348	3.44%	112,732
2011	12.542960	12.698037	1.24%	118,687
2010	12.043663	12.542960	4.15%	196,983
2009	11.225891	12.043663	7.28%	184,840
2008	12.145775	11.225891	-7.57%	218,554
2007	11.719973	12.145775	3.63%	242,447
2006	11.224201	11.719973	4.42%	296,460
2005	11.046699	11.224201	1.61%	309,349
2004	10.732694	11.046699	2.93%	270,649
2003*	10.000000	10.732694	7.33%	9,220
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.725918	16.048214	8.98%	316,844
2011	14.978498	14.725918	-1.69%	713,757
2010	13.731095	14.978498	9.08%	1,000,601
2009	11.718969	13.731095	17.17%	1,197,972
2008	15.514431	11.718969	-24.46%	1,328,190
2007	14.931111	15.514431	3.91%	1,434,941
2006	13.633120	14.931111	9.52%	1,517,915
2005	13.157999	13.633120	3.61%	1,599,367
2004	12.213989	13.157999	7.73%	935,197
2003*	10.000000	12.213989	22.14%	190,127

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.712035	17.578460	11.88%	514,322
2011	16.322204	15.712035	-3.74%	803,964
2010	14.708180	16.322204	10.97%	1,235,046
2009	12.022368	14.708180	22.34%	1,509,425
2008	17.817437	12.022368	-32.52%	1,732,254
2007	17.068231	17.817437	4.39%	1,855,373
2006	15.150749	17.068231	12.66%	1,911,002
2005	14.386732	15.150749	5.31%	1,998,594
2004	13.049930	14.386732	10.24%	1,369,536
2003*	10.000000	13.049930	30.50%	231,458
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.882794	14.750895	6.25%	358,233
2011	13.829933	13.882794	0.38%	396,100
2010	12.958277	13.829933	6.73%	438,915
2009	11.500971	12.958277	12.67%	439,211
2008	13.764795	11.500971	-16.45%	230,852
2007	13.222235	13.764795	4.10%	230,753
2006	12.399089	13.222235	6.64%	263,060
2005	12.065285	12.399089	2.77%	290,863
2004	11.448112	12.065285	5.39%	239,616
2003*	10.000000	11.448112	14.48%	72,742
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.197181	15.369911	16.46%	146,779
2011	13.761488	13.197181	-4.10%	239,948
2010	12.894070	13.761488	6.73%	402,200
2009*	10.000000	12.894070	28.94%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.526948	23.714870	15.53%	17,416
2011	21.415526	20.526948	-4.15%	28,666
2010	17.253715	21.415526	24.12%	49,942
2009	12.828119	17.253715	34.50%	68,778
2008	20.529456	12.828119	-37.51%	69,959
2007	19.408542	20.529456	5.78%	91,133
2006	17.957407	19.408542	8.08%	98,727
2005	16.287185	17.957407	10.25%	106,670
2004	14.309252	16.287185	13.82%	85,444
2003*	10.000000	14.309252	43.09%	23,878

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.034988	9.868965	-1.65%	271,143
2011	10.202869	10.034988	-1.65%	303,215
2010	10.374022	10.202869	-1.65%	314,577
2009	10.543640	10.374022	-1.61%	477,365
2008	10.504794	10.543640	0.37%	1,266,208
2007	10.193460	10.504794	3.05%	718,181
2006	9.914831	10.193460	2.81%	252,309
2005	9.818741	9.914831	0.98%	278,178
2004	9.903114	9.818741	-0.85%	262,331
2003*	10.000000	9.903114	-0.97%	153,250
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.691103	15.114071	10.39%	25,731
2011	13.188528	13.691103	3.81%	27,076
2010	12.125890	13.188528	8.76%	37,746
2009	9.912580	12.125890	22.33%	39,422
2008	12.186044	9.912580	-18.66%	52,905
2007	11.843820	12.186044	2.89%	68,928
2006	11.486246	11.843820	3.11%	67,632
2005	11.429252	11.486246	0.50%	64,756
2004	10.908261	11.429252	4.78%	37,563
2003*	10.000000	10.908261	9.08%	25,732
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.066245	9.164052	13.61%	49,408
2011	9.074632	8.066245	-11.11%	67,420
2010	8.107496	9.074632	11.93%	72,203
2009	6.056612	8.107496	33.86%	135,371
2008*	10.000000	6.056612	-39.43%	132,073
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.451555	14.333291	15.11%	0
2011	15.146220	12.451555	-17.79%	0
2010	14.542878	15.146220	4.15%	127
2009	11.417680	14.542878	27.37%	348
2008	21.691786	11.417680	-47.36%	2,385
2007	21.476067	21.691786	1.00%	2,927
2006	17.838983	21.476067	20.39%	3,014
2005	16.225077	17.838983	9.95%	3,028
2004	13.747723	16.225077	18.02%	3,028
2003*	10.000000	13.747723	37.48%	1,174

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.796978	10.117643	15.01%	14,085
2011	10.698968	8.796978	-17.78%	16,905
2010	10.277073	10.698968	4.11%	30,296
2009	8.069635	10.277073	27.35%	33,900
2008	15.323233	8.069635	-47.34%	117,971
2007	15.172347	15.323233	0.99%	119,989
2006	12.602422	15.172347	20.39%	75,258
2005	11.460775	12.602422	9.96%	35,009
2004*	10.000000	11.460775	14.61%	16,664
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.640935	9.869637	14.22%	35,505
2011	9.079086	8.640935	-4.83%	68,302
2010	8.002281	9.079086	13.46%	116,687
2009	6.290201	8.002281	27.22%	135,727
2008*	10.000000	6.290201	-37.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.057449	9.318191	15.65%	42,939
2011	8.723860	8.057449	-7.64%	16,861
2010	7.867363	8.723860	10.89%	54,407
2009	6.278351	7.867363	25.31%	85,290
2008*	10.000000	6.278351	-37.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.032284	10.183767	12.75%	58,392
2011	9.611325	9.032284	-6.02%	79,373
2010	7.727184	9.611325	24.38%	173,696
2009	6.200757	7.727184	24.62%	192,241
2008*	10.000000	6.200757	-37.99%	53,349
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.693418	11.091371	14.42%	32,988
2011	10.089948	9.693418	-3.93%	46,104
2010	8.575528	10.089948	17.66%	50,481
2009	6.683090	8.575528	28.32%	80,465
2008*	10.000000	6.683090	-33.17%	99,621
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.947162	15.512400	11.22%	3,332
2011	14.303860	13.947162	-2.49%	5,243
2010	11.625185	14.303860	23.04%	35,557
2009	9.293609	11.625185	25.09%	11,427
2008	17.675330	9.293609	-47.42%	24,996
2007	16.414091	17.675330	7.68%	19,766
2006	16.204980	16.414091	1.29%	15,975
2005	15.293035	16.204980	5.96%	10,550
2004	13.740197	15.293035	11.30%	18,251
2003*	10.000000	13.740197	37.40%	10,106

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.470383	23.036487	18.32%	3,796
2011	20.938218	19.470383	-7.01%	6,613
2010	16.832803	20.938218	24.39%	15,467
2009	13.598602	16.832803	23.78%	26,483
2008	20.424240	13.598602	-33.42%	29,632
2007	22.387257	20.424240	-8.77%	35,661
2006	19.438441	22.387257	15.17%	40,895
2005	19.228790	19.438441	1.09%	41,178
2004	16.711034	19.228790	15.07%	37,897
2003*	10.000000	16.711034	67.11%	13,323
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.952108	21.476771	13.32%	10,358
2011	20.456564	18.952108	-7.35%	17,513
2010	16.642299	20.456564	22.92%	31,278
2009	12.587633	16.642299	32.21%	38,991
2008	20.762641	12.587633	-39.37%	57,481
2007	20.720355	20.762641	0.20%	72,466
2006	18.851589	20.720355	9.91%	74,536
2005	17.112344	18.851589	10.16%	67,339
2004	14.647889	17.112344	16.82%	44,778
2003*	10.000000	14.647889	46.48%	3,678
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.730201	15.372947	11.96%	28,299
2011	13.907484	13.730201	-1.27%	41,825
2010	12.489164	13.907484	11.36%	51,684
2009	10.113918	12.489164	23.48%	92,138
2008	17.612883	10.113918	-42.58%	120,775
2007	16.599700	17.612883	6.10%	106,420
2006	14.882948	16.599700	11.54%	66,511
2005	14.136709	14.882948	5.28%	49,333
2004	13.122737	14.136709	7.73%	45,021
2003*	10.000000	13.122737	31.23%	8,475
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.531130	10.834078	13.67%	44,944
2011	9.130237	9.531130	4.39%	56,585
2010	7.150814	9.130237	27.68%	68,562
2009	5.570904	7.150814	28.36%	90,584
2008*	10.000000	5.570904	-44.29%	177
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.396146	10.584447	1.81%	15,430
2011	10.434627	10.396146	-0.37%	13,422
2010	10.358995	10.434627	0.73%	34,319
2009	9.833644	10.358995	5.34%	43,198
2008*	10.000000	9.833644	-1.66%	6,592

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.612565	13.654891	17.59%	60,803
2011	13.482517	11.612565	-13.87%	42,904
2010	12.890526	13.482517	4.59%	41,748
2009*	10.000000	12.890526	28.91%	85,650
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.171757	10.464186	2.87%	40,506
2011	10.312153	10.171757	-1.36%	58,818
2010	9.958833	10.312153	3.55%	95,788
2009	8.935105	9.958833	11.46%	159,500
2008	10.494300	8.935105	-14.86%	220,535
2007	10.185319	10.494300	3.03%	221,373
2006	9.938135	10.185319	2.49%	138,293
2005	9.960634	9.938135	-0.23%	106,065
2004	10.049442	9.960634	-0.88%	66,877
2003*	10.000000	10.049442	0.49%	20,862
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.692842	13.584080	7.02%	82
2011	13.043684	12.692842	-2.69%	1,250
2010	11.087883	13.043684	17.64%	41,383
2009	9.184147	11.087883	20.73%	9,150
2008	15.428808	9.184147	-40.47%	12,219
2007	15.608741	15.428808	-1.15%	12,433
2006	15.078018	15.608741	3.52%	12,792
2005	14.898556	15.078018	1.20%	13,444
2004	13.540292	14.898556	10.03%	6,677
2003*	10.000000	13.540292	35.40%	174
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.037116	16.412134	9.14%	6,231
2011	15.774822	15.037116	-4.68%	9,443
2010	13.055428	15.774822	20.83%	16,786
2009	10.100282	13.055428	29.26%	28,439
2008	16.959302	10.100282	-40.44%	70,331
2007	16.025299	16.959302	5.83%	189,042
2006	14.329818	16.025299	11.83%	127,531
2005	13.634572	14.329818	5.10%	53,752
2004	12.238102	13.634572	11.41%	29,543
2003*	10.000000	12.238102	22.38%	3,640

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.808168	15.236004	18.96%	47,598
2011	14.231309	12.808168	-10.00%	65,152
2010	12.509835	14.231309	13.76%	92,802
2009	9.125905	12.509835	37.08%	109,682
2008	15.555404	9.125905	-41.33%	144,755
2007	14.914215	15.555404	4.30%	182,367
2006	12.916367	14.914215	15.47%	190,247
2005	11.514872	12.916367	12.17%	145,618
2004*	10.000000	11.514872	15.15%	70,389
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.661876	23.387946	18.95%	0
2011	21.854740	19.661876	-10.03%	0
2010	19.205285	21.854740	13.80%	3,535
2009	14.012825	19.205285	37.06%	6,970
2008	23.878925	14.012825	-41.32%	9,915
2007	22.889771	23.878925	4.32%	13,680
2006	19.829567	22.889771	15.43%	14,854
2005	17.675988	19.829567	12.18%	18,391
2004	15.118336	17.675988	16.92%	28,664
2003*	10.000000	15.118336	51.18%	26,609
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.145277	1.45%	15,054
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.343366	16.449118	14.68%	52,239
2011	14.629515	14.343366	-1.96%	71,868
2010	12.842381	14.629515	13.92%	102,457
2009	10.201909	12.842381	25.88%	161,691
2008	16.901851	10.201909	-39.64%	201,303
2007	16.501877	16.901851	2.42%	182,043
2006	14.620224	16.501877	12.87%	152,942
2005	14.057759	14.620224	4.00%	116,201
2004	13.095891	14.057759	7.34%	70,512
2003*	10.000000	13.095891	30.96%	31,629
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.911734	23.042708	15.72%	72,496
2011	20.739342	19.911734	-3.99%	89,253
2010	17.136073	20.739342	21.03%	103,181
2009	12.728842	17.136073	34.62%	102,192
2008	20.876791	12.728842	-39.03%	73,620
2007	21.528680	20.876791	-3.03%	72,303
2006	19.090561	21.528680	12.77%	46,971
2005	17.691186	19.090561	7.91%	22,556
2004	15.093088	17.691186	17.21%	14,939
2003*	10.000000	15.093088	50.93%	4,084

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.599374	5.99%	25,201
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.439490	12.873813	3.49%	7,405
2011	11.665801	12.439490	6.63%	7,511
2010	10.845085	11.665801	7.57%	13,328
2009*	10.000000	10.845085	8.45%	1,012
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.227334	11.676512	4.00%	123,179
2011	11.301282	11.227334	-0.65%	113,574
2010	10.924366	11.301282	3.45%	111,871
2009*	10.000000	10.924366	9.24%	95,734
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.980493	10.747901	7.69%	87,651
2011*	10.000000	9.980493	-0.20%	1,907
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.889085	13.930095	17.17%	3,011
2011	12.676525	11.889085	-6.21%	4,084
2010	11.268837	12.676525	12.49%	6,314
2009	8.826521	11.268837	27.67%	9,026
2008	14.640181	8.826521	-39.71%	11,044
2007	15.843988	14.640181	-7.60%	13,225
2006	13.897765	15.843988	14.00%	15,904
2005	13.428187	13.897765	3.50%	19,204
2004	12.288020	13.428187	9.28%	15,630
2003*	10.000000	12.288020	22.88%	3,267
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.764070	15.304156	19.90%	0
2011	15.623695	12.764070	-18.30%	0
2010	14.438062	15.623695	8.21%	0
2009	11.778776	14.438062	22.58%	0
2008	21.368514	11.778776	-44.88%	3,373
2007	20.051297	21.368514	6.57%	3,373
2006	15.962094	20.051297	25.62%	3,373
2005	14.464749	15.962094	10.35%	3,373
2004	12.657435	14.464749	14.28%	4,160
2003*	10.000000	12.657435	26.57%	2,591

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.980703	14.582406	12.34%	1,246
2011	16.065673	12.980703	-19.20%	9,165
2010	13.522552	16.065673	18.81%	22,570
2009	8.389042	13.522552	61.19%	15,986
2008	13.546615	8.389042	-38.07%	7,517
2007	13.054478	13.546615	3.77%	7,958
2006	12.588642	13.054478	3.70%	10,833
2005	12.109833	12.588642	3.95%	16,060
2004	11.722996	12.109833	3.30%	24,371
2003*	10.000000	11.722996	17.23%	2,096
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.421095	14.714212	28.83%	26,249
2011	10.519755	11.421095	8.57%	3,938
2010*	10.000000	10.519755	5.20%	2,991
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.499870	12.349362	7.39%	8,162
2011	11.092882	11.499870	3.67%	14,190
2010	10.555041	11.092882	5.10%	20,641
2009	9.811712	10.555041	7.58%	34,088
2008	11.141221	9.811712	-11.93%	124,406
2007	10.767281	11.141221	3.47%	151,682
2006	10.570988	10.767281	1.86%	96,077
2005	10.341028	10.570988	2.22%	38,955
2004	10.103021	10.341028	2.36%	20,271
2003*	10.000000	10.103021	1.03%	1,590
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.770636	24.078704	15.93%	0
2011	19.757979	20.770636	5.13%	0
2010	18.306051	19.757979	7.93%	0
2009	14.305301	18.306051	27.97%	23
2008	17.108171	14.305301	-16.38%	699
2007	16.351154	17.108171	4.63%	1,866
2006	15.003777	16.351154	8.98%	1,936
2005	13.603850	15.003777	10.29%	1,972
2004	12.565569	13.603850	8.26%	2,269
2003*	10.000000	12.565569	25.66%	1,942
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.712890	-2.87%	11,190
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.617126	-3.83%	18,492

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.226889	16.153750	6.09%	2,963
2011	16.227809	15.226889	-6.17%	29,115
2010	13.015289	16.227809	24.68%	8,063
2009	8.669611	13.015289	50.13%	4,906

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.503335	16.714641	15.25%	0
2011	13.909280	14.503335	4.27%	0
2010	12.544166	13.909280	10.88%	0
2009	10.603437	12.544166	18.30%	0
2008	18.189134	10.603437	-41.70%	0
2007	17.647693	18.189134	3.07%	1,252
2006	15.345688	17.647693	15.00%	1,252
2005	14.924373	15.345688	2.82%	1,252
2004	13.650578	14.924373	9.33%	1,252
2003*	10.000000	13.650578	36.51%	1,436
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.078239	23.381241	16.45%	1,695
2011	22.352056	20.078239	-10.17%	3,577
2010	17.962213	22.352056	24.44%	960
2009	12.808888	17.962213	40.23%	241
2008	20.280642	12.808888	-36.84%	1,545
2007	20.322877	20.280642	-0.21%	0
2006	18.102480	20.322877	12.27%	331
2005	17.269419	18.102480	4.82%	342
2004	14.753808	17.269419	17.05%	0
2003*	10.000000	14.753808	47.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.126770	1.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.784575	14.550439	5.56%	28,463
2011	12.548450	13.784575	9.85%	30,060
2010	12.143769	12.548450	3.33%	23,371
2009	11.208821	12.143769	8.34%	18,450
2008	11.586742	11.208821	-3.26%	11,568
2007	10.766075	11.586742	7.62%	2,547
2006	10.780625	10.766075	-0.13%	2,363
2005	10.797814	10.780625	-0.16%	2,401
2004	10.381319	10.797814	4.01%	1,683
2003*	10.000000	10.381319	3.81%	763
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.425971	16.230266	12.51%	0
2011	14.267325	14.425971	1.11%	0
2010	12.747063	14.267325	11.93%	0
2009	11.010527	12.747063	15.77%	0
2008	17.161150	11.010527	-35.84%	750
2007	17.535595	17.161150	-2.14%	1,607
2006	15.270469	17.535595	14.83%	1,698
2005	14.862410	15.270469	2.75%	1,802
2004	13.430573	14.862410	10.66%	1,914
2003*	10.000000	13.430573	34.31%	1,732

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.677888	15.626579	14.25%	6,337
2011	14.032244	13.677888	-2.53%	6,498
2010	11.997954	14.032244	16.96%	11,681
2009	9.403101	11.997954	27.60%	9,973
2008	12.671625	9.403101	-25.79%	56,332
2007	13.212452	12.671625	-4.09%	5,501
2006	11.179195	13.212452	18.19%	439
2005*	10.000000	11.179195	11.79%	829
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.304760	13.300593	8.09%	6,994
2011	12.989971	12.304760	-5.27%	22,833
2010	12.039340	12.989971	7.90%	3,189
2009*	10.000000	12.039340	20.39%	3,417
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.565940	23.397810	13.77%	3,760
2011	20.803816	20.565940	-1.14%	8,247
2010	16.819340	20.803816	23.69%	4,633
2009	13.685299	16.819340	22.90%	1,701
2008	20.152227	13.685299	-32.09%	2,432
2007	20.637860	20.152227	-2.35%	879
2006	18.349446	20.637860	12.47%	1,347
2005	17.406733	18.349446	5.42%	1,183
2004	14.528180	17.406733	19.81%	648
2003*	10.000000	14.528180	45.28%	542
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.831041	16.834269	13.51%	1,946
2011	14.846420	14.831041	-0.10%	2,884
2010	13.186156	14.846420	12.59%	9,497
2009	10.642399	13.186156	23.90%	1,922
2008	17.273254	10.642399	-38.39%	7,431
2007	16.738134	17.273254	3.20%	6,529
2006	14.779410	16.738134	13.25%	1,745
2005	14.395982	14.779410	2.66%	1,746
2004	13.271042	14.395982	8.48%	2,961
2003*	10.000000	13.271042	32.71%	1,748
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.047584	17.373295	8.26%	5,223
2011	15.012509	16.047584	6.89%	46,764
2010	13.274808	15.012509	13.09%	2,492
2009	11.048421	13.274808	20.15%	1,022
2008	15.993261	11.048421	-30.92%	54,204
2007	15.227945	15.993261	5.03%	3,505
2006	13.330040	15.227945	14.24%	3,058
2005	13.023645	13.330040	2.35%	3,081
2004	12.642473	13.023645	3.02%	1,655
2003*	10.000000	12.642473	26.42%	1,157

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.356642	13.422506	18.19%	0
2011	13.442566	11.356642	-15.52%	0
2010	10.453440	13.442566	28.59%	0
2009	8.455719	10.453440	23.63%	0
2008	13.823627	8.455719	-38.83%	0
2007	15.852187	13.823627	-12.80%	0
2006	15.577163	15.852187	1.77%	0
2005	15.011664	15.577163	3.77%	0
2004	13.752253	15.011664	9.16%	0
2003*	10.000000	13.752253	37.52%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.262958	14.344159	8.15%	0
2011	14.278441	13.262958	-7.11%	0
2010	12.853273	14.278441	11.09%	0
2009	11.544152	12.853273	11.34%	0
2008	16.697871	11.544152	-30.86%	0
2007	15.494317	16.697871	7.77%	0
2006	13.613103	15.494317	13.82%	0
2005	13.617010	13.613103	-0.03%	0
2004	12.932963	13.617010	5.29%	0
2003*	10.000000	12.932963	29.33%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.470133	13.415534	7.58%	12,496
2011	12.437648	12.470133	0.26%	12,209
2010	11.684949	12.437648	6.44%	18,626
2009	9.892964	11.684949	18.11%	15,625
2008	10.886287	9.892964	-9.12%	10,933
2007	10.534096	10.886287	3.34%	5,627
2006	10.311577	10.534096	2.16%	566
2005	10.386894	10.311577	-0.73%	566
2004	10.227007	10.386894	1.56%	0
2003*	10.000000	10.227007	2.27%	3,771
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.893752	13.045289	9.68%	42,060
2011	12.150921	11.893752	-2.12%	53,393
2010	10.983046	12.150921	10.63%	38,475
2009	9.013726	10.983046	21.85%	20,846
2008	12.253843	9.013726	-26.44%	22,926
2007	11.498450	12.253843	6.57%	5,805
2006	10.674147	11.498450	7.72%	0
2005*	10.000000	10.674147	6.74%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.869228	13.191944	11.14%	7,139
2011	12.225863	11.869228	-2.92%	9,776
2010	10.878412	12.225863	12.39%	13,219
2009	8.608870	10.878412	26.36%	11,456
2008	13.032776	8.608870	-33.94%	13,097
2007	12.057567	13.032776	8.09%	5,465
2006	10.980252	12.057567	9.81%	0
2005*	10.000000	10.980252	9.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.564320	13.093033	13.22%	33,097
2011	12.106430	11.564320	-4.48%	33,138
2010	10.626980	12.106430	13.92%	16,294
2009	8.241245	10.626980	28.95%	0
2008	13.560199	8.241245	-39.22%	0
2007	12.419828	13.560199	9.18%	0
2006	11.188000	12.419828	11.01%	0
2005*	10.000000	11.188000	11.88%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.562209	16.021249	2.95%	15,613
2011	16.699118	15.562209	-6.81%	18,813
2010	14.256559	16.699118	17.13%	18,689
2009	9.827752	14.256559	45.06%	20,625
2008	21.928129	9.827752	-55.18%	46,014
2007	15.317890	21.928129	43.15%	24,332
2006	13.361898	15.317890	14.64%	609
2005*	10.000000	13.361898	33.62%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.617971	16.819552	15.06%	43,566
2011	14.773512	14.617971	-1.05%	27,752
2010	13.077943	14.773512	12.97%	30,990
2009	10.243100	13.077943	27.68%	29,624
2008	18.221859	10.243100	-43.79%	25,355
2007	18.305796	18.221859	-0.46%	29,434
2006	15.527052	18.305796	17.90%	19,436
2005	14.961372	15.527052	3.78%	9,743
2004	13.683001	14.961372	9.34%	7,407
2003*	10.000000	13.683001	36.83%	4,783

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.778272	16.618698	12.45%	9,523
2011	15.038201	14.778272	-1.73%	14,338
2010	12.350891	15.038201	21.76%	53,643
2009	9.818689	12.350891	25.79%	9,654
2008	18.957269	9.818689	-48.21%	7,262
2007	15.227262	18.957269	24.50%	36,293
2006	14.534623	15.227262	4.77%	3,127
2005	14.014115	14.534623	3.71%	6,054
2004	13.824807	14.014115	1.37%	2,587
2003*	10.000000	13.824807	38.25%	1,178
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.240928	13.744646	3.80%	39,167
2011	12.583969	13.240928	5.22%	43,283
2010	11.903128	12.583969	5.72%	49,068
2009	10.486729	11.903128	13.51%	36,716
2008	11.050614	10.486729	-5.10%	26,616
2007	10.801590	11.050614	2.31%	29,240
2006	10.551419	10.801590	2.37%	8,450
2005	10.533806	10.551419	0.17%	4,641
2004	10.285049	10.533806	2.42%	4,198
2003*	10.000000	10.285049	2.85%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.020684	25.923735	12.61%	8,719
2011	26.269023	23.020684	-12.37%	11,303
2010	20.784455	26.269023	26.39%	42,108
2009	15.129524	20.784455	37.38%	19,451
2008	25.485691	15.129524	-40.64%	21,222
2007	22.480669	25.485691	13.37%	16,501
2006	20.344994	22.480669	10.50%	4,137
2005	17.536354	20.344994	16.02%	4,157
2004	14.310920	17.536354	22.54%	2,171
2003*	10.000000	14.310920	43.11%	194
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.759350	18.647660	18.33%	0
2011	19.394554	15.759350	-18.74%	0
2010	17.486318	19.394554	10.91%	0
2009	14.093416	17.486318	24.07%	0
2008	25.584618	14.093416	-44.91%	0
2007	22.237317	25.584618	15.05%	0
2006	19.207179	22.237317	15.78%	0
2005	16.448793	19.207179	16.77%	0
2004	14.767132	16.448793	11.39%	0
2003*	10.000000	14.767132	47.67%	1,844

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.540652	12.479918	18.40%	3,953
2011	12.979860	10.540652	-18.79%	5,861
2010	11.703127	12.979860	10.91%	7,119
2009	9.433879	11.703127	24.05%	7,891
2008	17.121508	9.433879	-44.90%	6,055
2007	14.880550	17.121508	15.06%	9,789
2006	12.848462	14.880550	15.82%	2,143
2005	11.007058	12.848462	16.73%	5,463
2004*	10.000000	11.007058	10.07%	797
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.170137	22.694495	24.90%	0
2011	20.320293	18.170137	-10.58%	864
2010	16.361985	20.320293	24.19%	167
2009	10.591596	16.361985	54.48%	406
2008	22.119403	10.591596	-52.12%	610
2007	21.342734	22.119403	3.64%	1,549
2006	18.714880	21.342734	14.04%	611
2005	18.586546	18.714880	0.69%	611
2004	16.609312	18.586546	11.90%	577
2003*	10.000000	16.609312	66.09%	506
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.619776	12.866930	10.73%	38,502
2011	11.545028	11.619776	0.65%	48,177
2010	10.423613	11.545028	10.76%	51,236
2009	7.820175	10.423613	33.29%	58,616
2008	11.309545	7.820175	-30.85%	62,973
2007	11.089575	11.309545	1.98%	40,096
2006*	10.000000	11.089575	10.90%	413
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.415406	18.065813	10.05%	0
2011	15.753624	16.415406	4.20%	230
2010	13.283583	15.753624	18.59%	1,731
2009	11.515964	13.283583	15.35%	3,381
2008	16.070457	11.515964	-28.34%	4,905
2007	16.801516	16.070457	-4.35%	4,634
2006	14.592554	16.801516	15.14%	5,670
2005	14.352427	14.592554	1.67%	5,841
2004	13.153838	14.352427	9.11%	4,132
2003*	10.000000	13.153838	31.54%	3,355

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.567941	23.935102	16.37%	3,637
2011	21.740456	20.567941	-5.39%	35,001
2010	17.248238	21.740456	26.04%	16,153
2009	13.585543	17.248238	26.96%	6,540
2008	20.633488	13.585543	-34.16%	5,782
2007	21.504134	20.633488	-4.05%	5,434
2006	18.699566	21.504134	15.00%	4,092
2005	17.488770	18.699566	6.92%	1,109
2004	14.377069	17.488770	21.64%	825
2003*	10.000000	14.377069	43.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.838033	10.019480	13.37%	2,737
2011	9.131381	8.838033	-3.21%	3,533
2010	8.425280	9.131381	8.38%	2,619
2009	6.580310	8.425280	28.04%	3,831
2008*	10.000000	6.580310	-34.20%	2,619
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.220237	16.929253	11.23%	4,959
2011	18.401423	15.220237	-17.29%	3,278
2010	15.929517	18.401423	15.52%	4,702
2009	9.386828	15.929517	69.70%	38,735
2008	20.177308	9.386828	-53.48%	5,047
2007	15.950638	20.177308	26.50%	27,883
2006	12.659782	15.950638	25.99%	4,329
2005*	10.000000	12.659782	26.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.360511	20.176122	16.22%	0
2011	19.761922	17.360511	-12.15%	0
2010	18.544458	19.761922	6.57%	0
2009	13.765906	18.544458	34.71%	427
2008	23.488672	13.765906	-41.39%	485
2007	20.697739	23.488672	13.48%	1,266
2006	17.336712	20.697739	19.39%	1,354
2005	16.007833	17.336712	8.30%	1,454
2004	13.738938	16.007833	16.51%	1,563
2003*	10.000000	13.738938	37.39%	1,931

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.466535	14.497065	16.29%	1,037
2011	14.198002	12.466535	-12.20%	3,227
2010	13.323294	14.198002	6.57%	3,205
2009	9.878973	13.323294	34.87%	46,158
2008	16.860430	9.878973	-41.41%	16,187
2007	14.858498	16.860430	13.47%	15,088
2006	12.444050	14.858498	19.40%	4,872
2005	11.493980	12.444050	8.27%	1,857
2004*	10.000000	11.493980	14.94%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.790687	17.859355	13.10%	13,993
2011	16.197573	15.790687	-2.51%	15,243
2010	14.406054	16.197573	12.44%	16,081
2009	12.347800	14.406054	16.67%	14,338
2008	11.827254	12.347800	4.40%	15,009
2007	10.837251	11.827254	9.14%	13,189
2006	9.769439	10.837251	10.93%	6,303
2005*	10.000000	9.769439	-2.31%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.195312	1.95%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.961424	10.045072	12.09%	0
2011	10.306861	8.961424	-13.05%	0
2010*	10.000000	10.306861	3.07%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.989027	13.245886	20.54%	2,030
2011	11.281443	10.989027	-2.59%	184
2010*	10.000000	11.281443	12.81%	372
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.619313	-3.81%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.931779	-0.68%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.713629	-2.86%	232
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.527620	13.504107	17.15%	6,762
2011	12.637243	11.527620	-8.78%	21,378
2010	11.829411	12.637243	6.83%	22,275
2009*	10.000000	11.829411	18.29%	34,446

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.785977	7.86%	346
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.040834	0.41%	59
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.458761	18.342165	11.44%	0
2011	16.518952	16.458761	-0.36%	0
2010	15.542513	16.518952	6.28%	0
2009	12.590316	15.542513	23.45%	0
2008	15.258723	12.590316	-17.49%	0
2007	14.195250	15.258723	8.54%	0
2006	12.968104	14.195250	9.46%	0
2005	12.253040	12.968104	5.84%	0
2004	11.510347	12.253040	6.45%	0
2003*	10.000000	11.510347	15.10%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.304362	21.067810	21.75%	5,120
2011	18.916137	17.304362	-8.52%	7,676
2010	18.072129	18.916137	4.67%	14,502
2009	12.590862	18.072129	43.53%	9,525
2008	23.000687	12.590862	-45.26%	11,041
2007	17.126273	23.000687	34.30%	16,827
2006	15.966132	17.126273	7.27%	0
2005	14.429549	15.966132	10.65%	0
2004	12.443207	14.429549	15.96%	0
2003*	10.000000	12.443207	24.43%	128
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.932885	-0.67%	5,164
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.656151	29.655511	11.25%	3,556
2011	40.076870	26.656151	-33.49%	0
2010	32.610823	40.076870	22.89%	0
2009	18.525861	32.610823	76.03%	0
2008	39.453098	18.525861	-53.04%	0
2007	31.428655	39.453098	44.14%	0
2006	21.751682	31.428655	44.49%	0
2005	16.770150	21.751682	29.70%	0
2004	14.374069	16.770150	16.67%	0
2003*	10.000000	14.374069	43.74%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.669349	16.825011	14.70%	0
2011	14.867490	14.669349	-1.33%	46
2010	13.485705	14.867490	10.25%	81
2009	9.862928	13.485705	36.73%	108
2008	15.921605	9.862928	-38.05%	0
2007	14.589933	15.921605	9.13%	0
2006	13.831269	14.589933	5.49%	0
2005	13.499205	13.831269	2.46%	0
2004	12.600490	13.499205	7.13%	0
2003*	10.000000	12.600490	26.00%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.200379	2.00%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.491322	18.784931	13.91%	13,927
2011	16.854563	16.491322	-2.16%	18,671
2010	15.416671	16.854563	9.33%	25,617
2009	12.807783	15.416671	20.37%	26,934
2008	19.372778	12.807783	-33.89%	17,628
2007	18.318570	19.372778	5.75%	11,831
2006	15.463522	18.318570	18.46%	2,687
2005	14.774696	15.463522	4.66%	2,320
2004	13.089582	14.774696	12.87%	2,320
2003*	10.000000	13.089582	30.90%	1,330
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.351608	11.796298	13.96%	2,983
2011	10.720815	10.351608	-3.44%	1,568
2010*	10.000000	10.720815	7.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.055526	10.127873	11.84%	722
2011*	10.000000	9.055526	-9.44%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.634017	15.337695	12.50%	6,393
2011	13.802178	13.634017	-1.22%	55,675
2010	12.408774	13.802178	11.23%	11,174
2009*	10.000000	12.408774	24.09%	571
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.962813	11.332197	13.74%	60,650
2011	10.041443	9.962813	-0.78%	60,813
2010	9.119112	10.041443	10.11%	67,644
2009	7.516796	9.119112	21.32%	68,731
2008	10.889310	7.516796	-30.97%	61,271
2007	10.437649	10.889310	4.33%	9,659
2006*	10.000000	10.437649	4.38%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.154904	11.509405	3.18%	33,433
2011	10.732937	11.154904	3.93%	15,810
2010	10.301441	10.732937	4.19%	19,757
2009	9.344260	10.301441	10.24%	18,657
2008	10.547109	9.344260	-11.40%	24,541
2007	10.419772	10.547109	1.22%	15,931
2006*	10.000000	10.419772	4.20%	282
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.868315	11.842648	20.01%	6,775
2011	11.069150	9.868315	-10.85%	8,541
2010	10.117159	11.069150	9.41%	9,449
2009	7.268248	10.117159	39.20%	9,207
2008	12.049870	7.268248	-39.68%	11,947
2007	10.719544	12.049870	12.41%	13,672
2006*	10.000000	10.719544	7.20%	162
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.178394	10.592016	15.40%	30,660
2011	9.796069	9.178394	-6.31%	34,527
2010	8.431393	9.796069	16.19%	42,713
2009	6.180334	8.431393	36.42%	47,141
2008	11.270518	6.180334	-45.16%	50,706
2007	10.247234	11.270518	9.99%	24,321
2006*	10.000000	10.247234	2.47%	1,415
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.019205	9.227568	15.07%	14,185
2011	8.344149	8.019205	-3.89%	20,483
2010	7.648876	8.344149	9.09%	25,505
2009	5.953882	7.648876	28.47%	21,714
2008	9.779553	5.953882	-39.12%	21,143
2007*	10.000000	9.779553	-2.20%	9,265
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.489682	18.568163	12.60%	0
2011	16.157331	16.489682	2.06%	0
2010	14.525859	16.157331	11.23%	0
2009	10.121237	14.525859	43.52%	258
2008	14.298459	10.121237	-29.21%	272
2007	14.104945	14.298459	1.37%	1,109
2006	12.972635	14.104945	8.73%	4,957
2005	12.889538	12.972635	0.64%	7,269
2004	11.909907	12.889538	8.23%	8,165
2003*	10.000000	11.909907	19.10%	3,712

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.237609	14.925898	12.75%	13,900
2011	12.972115	13.237609	2.05%	12,630
2010	11.661664	12.972115	11.24%	16,104
2009	8.121026	11.661664	43.60%	18,127
2008	11.490054	8.121026	-29.32%	9,661
2007	11.330863	11.490054	1.40%	3,334
2006	10.421681	11.330863	8.72%	266
2005*	10.000000	10.421681	4.22%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.722794	17.101632	16.16%	20,607
2011	15.368721	14.722794	-4.20%	1,824
2010	13.542579	15.368721	13.48%	4,613
2009	10.740570	13.542579	26.09%	3,260
2008	17.404482	10.740570	-38.29%	4,597
2007	18.181092	17.404482	-4.27%	11,656
2006	16.004374	18.181092	13.60%	3,920
2005	15.661506	16.004374	2.19%	83
2004	13.607406	15.661506	15.10%	0
2003*	10.000000	13.607406	36.07%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.547054	8.667391	14.84%	508
2011	8.690267	7.547054	-13.16%	509
2010	7.661662	8.690267	13.43%	0
2009	5.095443	7.661662	50.36%	0
2008*	10.000000	5.095443	-49.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.100603	9.963831	9.49%	4,771
2011	9.570204	9.100603	-4.91%	6,535
2010	7.879127	9.570204	21.46%	6,995
2009	6.106026	7.879127	29.04%	14,178
2008*	10.000000	6.106026	-38.94%	19,455
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	1,588
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.791400	10.689127	9.17%	268
2011	10.096181	9.791400	-3.02%	907
2010	9.302682	10.096181	8.53%	265
2009	7.898055	9.302682	17.78%	240
2008*	10.000000	7.898055	-21.02%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.186597	10.262027	11.71%	16,727
2011	9.678850	9.186597	-5.09%	17,175
2010	8.760766	9.678850	10.48%	23,133
2009	7.177820	8.760766	22.05%	16,521
2008*	10.000000	7.177820	-28.22%	20,351
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.517582	11.113606	5.67%	1,713
2011	10.550197	10.517582	-0.31%	2,182
2010	10.049218	10.550197	4.99%	2,279
2009	9.045270	10.049218	11.10%	1,186
2008*	10.000000	9.045270	-9.55%	1,343
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.493730	10.486339	10.46%	27,798
2011	9.888232	9.493730	-3.99%	39,134
2010	9.032136	9.888232	9.48%	46,650
2009	7.534670	9.032136	19.87%	39,379
2008*	10.000000	7.534670	-24.65%	4,293
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.852121	9.970461	12.63%	0
2011	9.446193	8.852121	-6.29%	0
2010	8.480594	9.446193	11.39%	2,092
2009	6.815732	8.480594	24.43%	0
2008*	10.000000	6.815732	-31.84%	978
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.061041	10.882906	8.17%	4,903
2011	10.262408	10.061041	-1.96%	4,949
2010	9.574869	10.262408	7.18%	3,098
2009	8.277026	9.574869	15.68%	0
2008*	10.000000	8.277026	-17.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.479579	12.128324	5.65%	1,454
2011	10.991856	11.479579	4.44%	1,566
2010	10.472120	10.991856	4.96%	1,410
2009	9.810381	10.472120	6.75%	3,464
2008*	10.000000	9.810381	-1.90%	796
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.447959	13.106782	5.29%	7,285
2011	11.940533	12.447959	4.25%	7,743
2010	11.235352	11.940533	6.28%	7,709
2009	9.816183	11.235352	14.46%	8,144
2008*	10.000000	9.816183	-1.84%	796

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.214644	32.446047	15.00%	0
2011	37.081218	28.214644	-23.91%	0
2010	32.543435	37.081218	13.94%	0
2009	20.299459	32.543435	60.32%	0
2008	49.088004	20.299459	-58.65%	0
2007	34.396680	49.088004	42.71%	0
2006	25.668285	34.396680	34.00%	0
2005	19.731390	25.668285	30.09%	0
2004	16.666436	19.731390	18.39%	0
2003*	10.000000	16.666436	66.66%	172
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.867929	19.385444	14.92%	7,074
2011	22.167239	16.867929	-23.91%	11,246
2010	19.458594	22.167239	13.92%	12,539
2009	12.137596	19.458594	60.32%	22,539
2008	29.304806	12.137596	-58.58%	8,636
2007	20.497800	29.304806	42.97%	27,579
2006	15.269326	20.497800	34.24%	1,074
2005	11.723703	15.269326	30.24%	736
2004*	10.000000	11.723703	17.24%	526
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.859823	13.027084	1.30%	20,218
2011	12.196707	12.859823	5.44%	23,702
2010	11.841388	12.196707	3.00%	70,110
2009	11.730769	11.841388	0.94%	89,385
2008	11.078405	11.730769	5.89%	110,368
2007	10.518089	11.078405	5.33%	33,461
2006	10.353547	10.518089	1.59%	8,890
2005	10.199242	10.353547	1.51%	4,830
2004	10.047839	10.199242	1.51%	4,297
2003*	10.000000	10.047839	0.48%	3,814
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.809681	7.712871	13.26%	3,965
2011	7.696934	6.809681	-11.53%	3,609
2010	6.928966	7.696934	11.08%	4,522
2009	5.445149	6.928966	27.25%	67,247
2008*	10.000000	5.445149	-45.55%	2,073
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.454397	8.661863	16.20%	557
2011	8.701155	7.454397	-14.33%	567
2010	8.241771	8.701155	5.57%	510
2009	6.519215	8.241771	26.42%	477
2008	11.653883	6.519215	-44.06%	1,488
2007	10.838892	11.653883	7.52%	1,628
2006*	10.000000	10.838892	8.39%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.120682	18.366053	13.93%	546
2011	17.070018	16.120682	-5.56%	548
2010	15.148905	17.070018	12.68%	1,567
2009	12.114945	15.148905	25.04%	1,569
2008	19.514699	12.114945	-37.92%	1,571
2007	18.737590	19.514699	4.15%	5,441
2006	16.309572	18.737590	14.89%	2,322
2005	15.371603	16.309572	6.10%	1,873
2004	13.713835	15.371603	12.09%	1,429
2003*	10.000000	13.713835	37.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.319785	13.246513	7.52%	15,891
2011	12.422474	12.319785	-0.83%	0
2010	11.507802	12.422474	7.95%	1,436
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.939906	14.277565	10.34%	2,002
2011	13.287558	12.939906	-2.62%	149
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.640931	13.068618	3.38%	29,313
2011	12.492878	12.640931	1.19%	29,160
2010	12.001664	12.492878	4.09%	29,613
2009	11.192423	12.001664	7.23%	33,829
2008	12.115711	11.192423	-7.62%	23,135
2007	11.696954	12.115711	3.58%	17,444
2006	11.207819	11.696954	4.36%	6,760
2005	11.036156	11.207819	1.56%	6,834
2004	10.727911	11.036156	2.87%	6,835
2003*	10.000000	10.727911	7.28%	1,588
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.659593	15.967796	8.92%	26,396
2011	14.918601	14.659593	-1.74%	29,970
2010	13.683133	14.918601	9.03%	46,791
2009	11.683976	13.683133	17.11%	57,259
2008	15.475992	11.683976	-24.50%	58,339
2007	14.901735	15.475992	3.85%	88,681
2006	13.613200	14.901735	9.47%	77,049
2005	13.145442	13.613200	3.56%	31,101
2004	12.208544	13.145442	7.67%	30,286
2003*	10.000000	12.208544	22.09%	12,542

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.641258	17.490352	11.82%	7,164
2011	16.256941	15.641258	-3.79%	20,661
2010	14.656816	16.256941	10.92%	21,291
2009	11.986491	14.656816	22.28%	31,855
2008	17.773319	11.986491	-32.56%	32,698
2007	17.034678	17.773319	4.34%	36,689
2006	15.128634	17.034678	12.60%	17,795
2005	14.373021	15.128634	5.26%	3,527
2004	13.044111	14.373021	10.19%	2,473
2003*	10.000000	13.044111	30.44%	1,301
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.820321	14.677045	6.20%	30,823
2011	13.774685	13.820321	0.33%	4,710
2010	12.913074	13.774685	6.67%	3,998
2009	11.466673	12.913074	12.61%	14,857
2008	13.730727	11.466673	-16.49%	8,618
2007	13.196251	13.730727	4.05%	8,500
2006	12.380997	13.196251	6.58%	4,440
2005	12.053788	12.380997	2.71%	7,737
2004	11.443024	12.053788	5.34%	6,856
2003*	10.000000	11.443024	14.43%	4,279
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.179314	15.341284	16.40%	38,404
2011	13.749831	13.179314	-4.15%	41,100
2010	12.889699	13.749831	6.67%	55,667
2009*	10.000000	12.889699	28.90%	569
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.434535	23.596073	15.47%	4,181
2011	21.329936	20.434535	-4.20%	4,307
2010	17.193492	21.329936	24.06%	4,887
2009	12.789853	17.193492	34.43%	7,821
2008	20.478657	12.789853	-37.55%	6,016
2007	19.370427	20.478657	5.72%	2,094
2006	17.931223	19.370427	8.03%	1,780
2005	16.271674	17.931223	10.20%	1,820
2004	14.302891	16.271674	13.76%	956
2003*	10.000000	14.302891	43.03%	1,061

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.989602	9.819323	-1.70%	62,260
2011	10.161875	9.989602	-1.70%	35,274
2010	10.337602	10.161875	-1.70%	55,816
2009	10.511969	10.337602	-1.66%	168,354
2008	10.478564	10.511969	0.32%	380,122
2007	10.173209	10.478564	3.00%	104,478
2006	9.900155	10.173209	2.76%	27,333
2005	9.809182	9.900155	0.93%	4,562
2004	9.898507	9.809182	-0.90%	0
2003*	10.000000	9.898507	-1.01%	11,255
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.629522	15.038426	10.34%	2,662
2011	13.135866	13.629522	3.76%	3,979
2010	12.083619	13.135866	8.71%	4,133
2009	9.883035	12.083619	22.27%	4,084
2008	12.155901	9.883035	-18.70%	4,988
2007	11.820574	12.155901	2.84%	2,890
2006	11.469514	11.820574	3.06%	2,042
2005	11.418383	11.469514	0.45%	4,884
2004	10.903410	11.418383	4.72%	0
2003*	10.000000	10.903410	9.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.051216	9.142317	13.55%	6,843
2011	9.062326	8.051216	-11.16%	7,223
2010	8.100611	9.062326	11.87%	9,610
2009	6.054548	8.100611	33.79%	15,402
2008*	10.000000	6.054548	-39.45%	18,004
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.396772	14.262964	15.05%	0
2011	15.087246	12.396772	-17.83%	0
2010	14.493621	15.087246	4.10%	0
2009	11.384808	14.493621	27.31%	0
2008	21.640374	11.384808	-47.39%	0
2007	21.436127	21.640374	0.95%	0
2006	17.814837	21.436127	20.33%	0
2005	16.211333	17.814837	9.89%	0
2004	13.743055	16.211333	17.96%	0
2003*	10.000000	13.743055	37.43%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.762786	10.073181	14.95%	3,415
2011	10.662797	8.762786	-17.82%	4,926
2010	10.247542	10.662797	4.05%	5,193
2009	8.050535	10.247542	27.29%	4,990
2008	15.294761	8.050535	-47.36%	11,020
2007	15.151912	15.294761	0.94%	17,963
2006	12.591824	15.151912	20.33%	5,751
2005	11.456941	12.591824	9.91%	2,697
2004*	10.000000	11.456941	14.57%	1,950
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.624835	9.846233	14.16%	7,832
2011	9.066774	8.624835	-4.87%	7,418
2010	7.995483	9.066774	13.40%	11,706
2009	6.288065	7.995483	27.15%	50,550
2008*	10.000000	6.288065	-37.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.042434	9.296096	15.59%	24,320
2011	8.712042	8.042434	-7.69%	2,553
2010	7.860693	8.712042	10.83%	4,080
2009	6.276217	7.860693	25.25%	7,336
2008*	10.000000	6.276217	-37.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.015486	10.159648	12.69%	8,460
2011	9.598319	9.015486	-6.07%	12,301
2010	7.720646	9.598319	24.32%	82,719
2009	6.198650	7.720646	24.55%	17,357
2008*	10.000000	6.198650	-38.01%	6,001
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.675375	11.065093	14.36%	8,338
2011	10.076273	9.675375	-3.98%	8,453
2010	8.568256	10.076273	17.60%	9,914
2009	6.680815	8.568256	28.25%	13,400
2008*	10.000000	6.680815	-33.19%	13,013
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.884361	15.434684	11.17%	460
2011	14.246687	13.884361	-2.54%	803
2010	11.584600	14.246687	22.98%	48,624
2009	9.265881	11.584600	25.02%	1,173
2008	17.631567	9.265881	-47.45%	619
2007	16.381818	17.631567	7.63%	1,249
2006	16.181325	16.381818	1.24%	1,285
2005	15.278441	16.181325	5.91%	409
2004	13.734078	15.278441	11.42%	882
2003*	10.000000	13.734078	37.34%	496

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.382715	22.921069	18.26%	3,074
2011	20.854531	19.382715	-7.06%	2,047
2010	16.774034	20.854531	24.33%	1,976
2009	13.558015	16.774034	23.72%	2,284
2008	20.373659	13.558015	-33.45%	3,340
2007	22.343246	20.373659	-8.82%	3,135
2006	19.410077	22.343246	15.11%	2,359
2005	19.210467	19.410077	1.04%	3,887
2004	16.703594	19.210467	15.01%	1,590
2003*	10.000000	16.703594	67.04%	1,345
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.866762	21.369151	13.26%	5,602
2011	20.374791	18.866762	-7.40%	7,486
2010	16.584203	20.374791	22.86%	8,988
2009	12.550074	16.584203	32.14%	9,451
2008	20.711245	12.550074	-39.40%	9,920
2007	20.679636	20.711245	0.15%	10,459
2006	18.824087	20.679636	9.86%	3,160
2005	17.096036	18.824087	10.11%	1,899
2004	14.641372	17.096036	16.77%	1,190
2003*	10.000000	14.641372	46.41%	879
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.668346	15.295902	11.91%	3,677
2011	13.851856	13.668346	-1.32%	3,990
2010	12.445536	13.851856	11.30%	5,409
2009	10.083723	12.445536	23.42%	9,489
2008	17.569268	10.083723	-42.61%	13,561
2007	16.567058	17.569268	6.05%	17,435
2006	14.861207	16.567058	11.48%	5,133
2005	14.123216	14.861207	5.23%	0
2004	13.116888	14.123216	7.67%	0
2003*	10.000000	13.116888	31.17%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.513349	10.808349	13.61%	5,539
2011	9.117820	9.513349	4.34%	4,611
2010	7.144713	9.117820	27.62%	8,883
2009	5.569001	7.144713	28.29%	10,568
2008*	10.000000	5.569001	-44.31%	160
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.376793	10.559348	1.76%	2,401
2011	10.420487	10.376793	-0.42%	3,206
2010	10.350221	10.420487	0.68%	3,139
2009	9.830311	10.350221	5.29%	3,093
2008*	10.000000	9.830311	-1.70%	1,099

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.596824	13.629435	17.53%	32,093
2011	13.471087	11.596824	-13.91%	4,558
2010	12.886142	13.471087	4.54%	5,765
2009*	10.000000	12.886142	28.86%	11,258
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.125982	10.411789	2.82%	3,906
2011	10.270957	10.125982	-1.41%	5,526
2010	9.924075	10.270957	3.50%	3,736
2009	8.908440	9.924075	11.40%	6,318
2008	10.468312	8.908440	-14.90%	18,758
2007	10.165281	10.468312	2.98%	28,371
2006	9.923615	10.165281	2.44%	5,057
2005	9.951131	9.923615	-0.28%	2,700
2004	10.044958	9.951131	-0.93%	545
2003*	10.000000	10.044958	0.45%	545
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.635698	13.516032	6.97%	0
2011	12.991554	12.635698	-2.74%	0
2010	11.049179	12.991554	17.58%	33,741
2009	9.156748	11.049179	20.67%	0
2008	15.390616	9.156748	-40.50%	0
2007	15.578070	15.390616	-1.20%	1,123
2006	15.056025	15.578070	3.47%	0
2005	14.884370	15.056025	1.15%	0
2004	13.534262	14.884370	9.98%	0
2003*	10.000000	13.534262	35.34%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.970977	16.331631	9.09%	1,196
2011	15.713411	14.970977	-4.72%	1,125
2010	13.011216	15.713411	20.77%	2,025
2009	10.071209	13.011216	29.19%	2,028
2008	16.919113	10.071209	-40.47%	1,909
2007	15.995506	16.919113	5.77%	21,120
2006	14.310433	15.995506	11.78%	6,278
2005	13.623033	14.310433	5.05%	0
2004	12.233952	13.623033	11.35%	0
2003*	10.000000	12.233952	22.34%	129

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.758393	15.169064	18.89%	5,718
2011	14.183191	12.758393	-10.05%	7,755
2010	12.473864	14.183191	13.70%	11,822
2009	9.104287	12.473864	37.01%	12,067
2008	15.526471	9.104287	-41.36%	16,065
2007	14.894095	15.526471	4.25%	12,106
2006	12.905485	14.894095	15.41%	9,310
2005	11.511004	12.905485	12.11%	4,581
2004*	10.000000	11.511004	15.11%	2,010
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.573342	23.270767	18.89%	0
2011	21.767378	19.573342	-10.08%	0
2010	19.138232	21.767378	13.74%	0
2009	13.971006	19.138232	36.99%	672
2008	23.819814	13.971006	-41.35%	672
2007	22.844786	23.819814	4.27%	672
2006	19.800617	22.844786	15.37%	672
2005	17.659123	19.800617	12.13%	672
2004	15.111597	17.659123	16.86%	872
2003*	10.000000	15.111597	51.12%	1,015
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.144346	1.44%	2,642
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.278780	16.366709	14.62%	5,237
2011	14.571030	14.278780	-2.01%	5,638
2010	12.797538	14.571030	13.86%	7,436
2009	10.171462	12.797538	25.82%	12,121
2008	16.860008	10.171462	-39.67%	15,379
2007	16.469437	16.860008	2.37%	18,359
2006	14.598881	16.469437	12.81%	8,808
2005	14.044359	14.598881	3.95%	3,457
2004	13.090067	14.044359	7.29%	3,159
2003*	10.000000	13.090067	30.90%	2,787
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.822086	22.927266	15.67%	1,039
2011	20.656451	19.822086	-4.04%	1,441
2010	17.076263	20.656451	20.97%	1,585
2009	12.690879	17.076263	34.56%	3,475
2008	20.825139	12.690879	-39.06%	4,851
2007	21.486399	20.825139	-3.08%	7,566
2006	19.062727	21.486399	12.71%	1,381
2005	17.674345	19.062727	7.86%	332
2004	15.086384	17.674345	17.15%	0
2003*	10.000000	15.086384	50.86%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.595789	5.96%	580
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.422654	12.849827	3.44%	247
2011	11.655907	12.422654	6.58%	5,351
2010	10.841398	11.655907	7.51%	13,575
2009*	10.000000	10.841398	8.41%	638
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.212140	11.654767	3.95%	15,445
2011	11.291696	11.212140	-0.70%	23,084
2010	10.920652	11.291696	3.40%	20,616
2009*	10.000000	10.920652	9.21%	11,406
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.977132	10.738805	7.63%	6,252
2011*	10.000000	9.977132	-0.23%	3,248
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.836773	13.861733	17.11%	0
2011	12.627166	11.836773	-6.26%	0
2010	11.230666	12.627166	12.43%	0
2009	8.801105	11.230666	27.61%	0
2008	14.605472	8.801105	-39.74%	0
2007	15.814500	14.605472	-7.65%	0
2006	13.878937	15.814500	13.95%	0
2005	13.416801	13.878937	3.44%	0
2004	12.283848	13.416801	9.22%	0
2003*	10.000000	12.283848	22.84%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.707935	15.229073	19.84%	0
2011	15.562903	12.707935	-18.34%	0
2010	14.389186	15.562903	8.16%	0
2009	11.744881	14.389186	22.51%	0
2008	21.317895	11.744881	-44.91%	0
2007	20.014021	21.317895	6.51%	0
2006	15.940489	20.014021	25.55%	0
2005	14.452492	15.940489	10.30%	0
2004	12.653145	14.452492	14.22%	0
2003*	10.000000	12.653145	26.53%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.923645	14.510913	12.28%	0
2011	16.003190	12.923645	-19.24%	0
2010	13.476794	16.003190	18.75%	0
2009	8.364903	13.476794	61.11%	0
2008	13.514512	8.364903	-38.10%	0
2007	13.030197	13.514512	3.72%	0
2006	12.571599	13.030197	3.65%	0
2005	12.099565	12.571599	3.90%	0
2004	11.719017	12.099565	3.25%	0
2003*	10.000000	11.719017	17.19%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.411460	14.694301	28.77%	29,317
2011	10.516214	11.411460	8.51%	2,056
2010*	10.000000	10.516214	5.16%	862
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.449331	12.288834	7.33%	301
2011	11.049723	11.449331	3.62%	2,596
2010	10.519334	11.049723	5.04%	2,641
2009	9.783489	10.519334	7.52%	3,672
2008	11.114815	9.783489	-11.98%	10,292
2007	10.747251	11.114815	3.42%	24,473
2006	10.556674	10.747251	1.81%	3,074
2005	10.332268	10.556674	2.17%	0
2004	10.099592	10.332268	2.30%	0
2003*	10.000000	10.099592	1.00%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.675874	23.956634	15.87%	0
2011	19.677809	20.675874	5.07%	0
2010	18.241042	19.677809	7.88%	0
2009	14.261747	18.241042	27.90%	0
2008	17.064754	14.261747	-16.43%	0
2007	16.318002	17.064754	4.58%	0
2006	14.980954	16.318002	8.92%	0
2005	13.590037	14.980954	10.23%	0
2004	12.559190	13.590037	8.21%	0
2003*	10.000000	12.559190	25.59%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.709583	-2.90%	12,961
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.613860	-3.86%	1,378

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.171806	16.087110	6.03%	13
2011	16.177314	15.171806	-6.22%	41,433
2010	12.981380	16.177314	24.62%	1,173
2009	8.651424	12.981380	50.05%	735

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.438026	16.630891	15.19%	0
2011	13.853680	14.438026	4.22%	0
2010	12.500366	13.853680	10.83%	1,043
2009	10.571782	12.500366	18.24%	1,727
2008	18.144090	10.571782	-41.73%	2,054
2007	17.612985	18.144090	3.02%	2,587
2006	15.323276	17.612985	14.94%	3,570
2005	14.910135	15.323276	2.77%	4,266
2004	13.644490	14.910135	9.28%	3,583
2003*	10.000000	13.644490	36.44%	1,233
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.987746	23.263995	16.39%	10,665
2011	22.262631	19.987746	-10.22%	12,976
2010	17.899440	22.262631	24.38%	12,317
2009	12.770620	17.899440	40.16%	9,159
2008	20.230378	12.770620	-36.87%	9,417
2007	20.282891	20.230378	-0.26%	0
2006	18.076044	20.282891	12.21%	0
2005	17.252945	18.076044	4.77%	0
2004	14.747238	17.252945	16.99%	0
2003*	10.000000	14.747238	47.47%	909
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.123337	1.23%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.721610	14.476590	5.50%	88,455
2011	12.497477	13.721610	9.80%	103,936
2010	12.100594	12.497477	3.28%	130,204
2009	11.174654	12.100594	8.29%	128,051
2008	11.557301	11.174654	-3.31%	124,312
2007	10.744215	11.557301	7.57%	66,354
2006	10.764197	10.744215	-0.19%	59,857
2005	10.786832	10.764197	-0.21%	50,960
2004	10.376039	10.786832	3.96%	14,769
2003*	10.000000	10.376039	3.76%	1,503
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.360944	16.148867	12.45%	59
2011	14.210230	14.360944	1.06%	60
2010	12.702518	14.210230	11.87%	605
2009	10.977647	12.702518	15.71%	1,327
2008	17.118633	10.977647	-35.87%	1,576
2007	17.501112	17.118633	-2.19%	1,671
2006	15.248165	17.501112	14.78%	1,756
2005	14.848231	15.248165	2.69%	2,591
2004	13.424590	14.848231	10.60%	2,931
2003*	10.000000	13.424590	34.25%	2,412

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.631589	15.565748	14.19%	37,756
2011	13.991845	13.631589	-2.57%	43,769
2010	11.969492	13.991845	16.90%	39,666
2009	9.385566	11.969492	27.53%	42,719
2008	12.654442	9.385566	-25.83%	41,909
2007	13.201290	12.654442	-4.14%	50,435
2006	11.175422	13.201290	18.13%	32,646
2005*	10.000000	11.175422	11.75%	11,249
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.288096	13.275810	8.04%	19,265
2011	12.978965	12.288096	-5.32%	20,879
2010	12.035254	12.978965	7.84%	7,164
2009*	10.000000	12.035254	20.35%	3,090
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.473298	23.280544	13.71%	51,821
2011	20.720623	20.473298	-1.19%	74,764
2010	16.760592	20.720623	23.63%	83,949
2009	13.644443	16.760592	22.84%	26,493
2008	20.102320	13.644443	-32.13%	30,678
2007	20.597299	20.102320	-2.40%	22,535
2006	18.322676	20.597299	12.41%	18,603
2005	17.390155	18.322676	5.36%	17,360
2004	14.521723	17.390155	9.75%	6,977
2003*	10.000000	14.521723	45.22%	1,448
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.764267	16.749922	13.45%	60,652
2011	14.787085	14.764267	-0.15%	93,249
2010	13.140125	14.787085	12.53%	118,797
2009	10.610643	13.140125	23.84%	132,338
2008	17.230487	10.610643	-38.42%	132,403
2007	16.705238	17.230487	3.14%	142,431
2006	14.757838	16.705238	13.20%	146,250
2005	14.382267	14.757838	2.61%	101,484
2004	13.265137	14.382267	8.42%	32,788
2003*	10.000000	13.265137	32.65%	5,051
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.975323	17.286242	8.21%	32,980
2011	14.952491	15.975323	6.84%	29,342
2010	13.228460	14.952491	13.03%	24,708
2009	11.015450	13.228460	20.09%	16,104
2008	15.953656	11.015450	-30.95%	17,748
2007	15.198002	15.953656	4.97%	13,792
2006	13.310580	15.198002	14.18%	25,356
2005	13.011223	13.310580	2.30%	19,961
2004	12.636845	13.011223	2.96%	15,360
2003*	10.000000	12.636845	26.37%	2,765

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0
2010	10.416903	13.388778	28.53%	0
2009	8.430458	10.416903	23.56%	0
2008	13.789376	8.430458	-38.86%	0
2007	15.821007	13.789376	-12.84%	0
2006	15.554423	15.821007	1.71%	0
2005	14.997346	15.554423	3.71%	0
2004	13.746125	14.997346	9.10%	0
2003*	10.000000	13.746125	37.46%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.203206	14.272246	8.10%	36
2011	14.221336	13.203206	-7.16%	36
2010	12.808384	14.221336	11.03%	244
2009	11.509681	12.808384	11.28%	244
2008	16.656504	11.509681	-30.90%	244
2007	15.463850	16.656504	7.71%	245
2006	13.593219	15.463850	13.76%	245
2005	13.604024	13.593219	-0.08%	208
2004	12.927207	13.604024	5.24%	208
2003*	10.000000	12.927207	29.27%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.413950	13.348274	7.53%	13,741
2011	12.387889	12.413950	0.21%	26,620
2010	11.644119	12.387889	6.39%	41,804
2009	9.863406	11.644119	18.05%	59,635
2008	10.859284	9.863406	-9.17%	70,469
2007	10.513347	10.859284	3.29%	53,784
2006	10.296493	10.513347	2.11%	44,776
2005	10.376971	10.296493	-0.78%	36,032
2004	10.222441	10.376971	1.51%	6,511
2003*	10.000000	10.222441	2.22%	4,968
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.853500	12.994518	9.63%	62,676
2011	12.115952	11.853500	-2.17%	79,860
2010	10.956998	12.115952	10.58%	178,299
2009	8.996925	10.956998	21.79%	239,650
2008	12.237236	8.996925	-26.48%	267,175
2007	11.488747	12.237236	6.51%	269,624
2006	10.670550	11.488747	7.67%	241,224
2005*	10.000000	10.670550	6.71%	102,229

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.829064	13.140604	11.09%	351,354
2011	12.190669	11.829064	-2.97%	536,341
2010	10.852605	12.190669	12.33%	585,172
2009	8.592820	10.852605	26.30%	612,542
2008	13.015105	8.592820	-33.98%	608,354
2007	12.047375	13.015105	8.03%	551,810
2006	10.976545	12.047375	9.76%	470,010
2005*	10.000000	10.976545	9.77%	282,815
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.525200	13.042099	13.16%	166,495
2011	12.071604	11.525200	-4.53%	195,873
2010	10.601792	12.071604	13.86%	217,645
2009	8.225886	10.601792	28.88%	212,578
2008	13.541827	8.225886	-39.26%	221,996
2007	12.409354	13.541827	9.13%	185,661
2006	11.184232	12.409354	10.95%	152,377
2005*	10.000000	11.184232	11.84%	74,240
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.509505	15.958849	2.90%	3,692
2011	16.651031	15.509505	-6.86%	5,980
2010	14.222735	16.651031	17.07%	10,172
2009	9.809426	14.222735	44.99%	14,787
2008	21.898425	9.809426	-55.20%	18,074
2007	15.304969	21.898425	43.08%	24,451
2006	13.357393	15.304969	14.58%	14,461
2005*	10.000000	13.357393	33.57%	5,399
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.552109	16.735236	15.00%	84,764
2011	14.714425	14.552109	-1.10%	104,927
2010	13.032263	14.714425	12.91%	140,264
2009	10.212523	13.032263	27.61%	129,586
2008	18.176748	10.212523	-43.82%	140,640
2007	18.269816	18.176748	-0.51%	125,900
2006	15.504390	18.269816	17.84%	146,682
2005	14.947116	15.504390	3.73%	109,555
2004	13.676909	14.947116	9.29%	40,172
2003*	10.000000	13.676909	36.77%	7,155

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.711717	16.535427	12.40%	42,520
2011	14.978073	14.711717	-1.78%	49,433
2010	12.307758	14.978073	21.70%	61,958
2009	9.789375	12.307758	25.73%	65,528
2008	18.910316	9.789375	-48.23%	61,342
2007	15.197310	18.910316	24.43%	61,891
2006	14.513399	15.197310	4.71%	47,265
2005	14.000748	14.513399	3.66%	41,727
2004	13.818654	14.000748	1.32%	18,307
2003*	10.000000	13.818654	38.19%	704
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.181320	13.675795	3.75%	575,189
2011	12.533669	13.181320	5.17%	670,352
2010	11.861582	12.533669	5.67%	925,110
2009	10.455436	11.861582	13.45%	1,400,192
2008	11.023236	10.455436	-5.15%	1,282,436
2007	10.780356	11.023236	2.25%	1,424,294
2006	10.536024	10.780356	2.32%	627,195
2005	10.523767	10.536024	0.12%	138,121
2004	10.280466	10.523767	2.37%	38,171
2003*	10.000000	10.280466	2.80%	5,688
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.916990	25.793803	12.55%	115,192
2011	26.163996	22.916990	-12.41%	161,275
2010	20.711886	26.163996	26.32%	204,360
2009	15.084376	20.711886	37.31%	210,608
2008	25.422593	15.084376	-40.67%	212,105
2007	22.436487	25.422593	13.31%	197,234
2006	20.315297	22.436487	10.44%	163,343
2005	17.519636	20.315297	15.96%	115,521
2004	14.304553	17.519636	22.48%	24,929
2003*	10.000000	14.304553	43.05%	5,180
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.688360	18.554195	18.27%	0
2011	19.317013	15.688360	-18.78%	0
2010	17.425249	19.317013	10.86%	0
2009	14.051348	17.425249	24.01%	0
2008	25.521269	14.051348	-44.94%	0
2007	22.193606	25.521269	14.99%	0
2006	19.179150	22.193606	15.72%	0
2005	16.433121	19.179150	16.71%	0
2004	14.760564	16.433121	11.33%	0
2003*	10.000000	14.760564	47.61%	1,138

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.499655	12.425045	18.34%	32,877
2011	12.935952	10.499655	-18.83%	36,803
2010	11.669470	12.935952	10.85%	53,714
2009	9.411523	11.669470	23.99%	51,440
2008	17.089649	9.411523	-44.93%	37,339
2007	14.860462	17.089649	15.00%	28,410
2006	12.837627	14.860462	15.76%	12,848
2005	11.003353	12.837627	16.67%	11,092
2004*	10.000000	11.003353	10.03%	14,132
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.088260	22.580709	24.84%	5,549
2011	20.239014	18.088260	-10.63%	7,241
2010	16.304818	20.239014	24.13%	8,365
2009	10.559959	16.304818	54.40%	10,427
2008	22.064612	10.559959	-52.14%	10,998
2007	21.300753	22.064612	3.59%	11,250
2006	18.687545	21.300753	13.98%	19,257
2005	18.568815	18.687545	0.64%	15,796
2004	16.601913	18.568815	11.85%	1,215
2003*	10.000000	16.601913	66.02%	977
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.586341	12.823360	10.68%	75,541
2011	11.517649	11.586341	0.60%	94,406
2010	10.404178	11.517649	10.70%	91,009
2009	7.809563	10.404178	33.22%	125,754
2008	11.299943	7.809563	-30.89%	133,389
2007	11.085844	11.299943	1.93%	123,997
2006*	10.000000	11.085844	10.86%	28,570
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.341438	17.975242	10.00%	12,567
2011	15.690609	16.341438	4.15%	36,088
2010	13.237176	15.690609	18.53%	50,072
2009	11.481566	13.237176	15.29%	67,141
2008	16.030637	11.481566	-28.38%	80,780
2007	16.768456	16.030637	-4.40%	90,544
2006	14.571240	16.768456	15.08%	106,654
2005	14.338735	14.571240	1.62%	94,585
2004	13.147979	14.338735	9.06%	25,530
2003*	10.000000	13.147979	31.48%	1,677

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.475326	23.815169	16.31%	96,672
2011	21.653562	20.475326	-5.44%	142,626
2010	17.188036	21.653562	25.98%	169,070
2009	13.545032	17.188036	26.90%	321,352
2008	20.582439	13.545032	-34.19%	20,372
2007	21.461905	20.582439	-4.10%	18,763
2006	18.672305	21.461905	14.94%	25,264
2005	17.472125	18.672305	6.87%	16,851
2004	14.370679	17.472125	21.58%	9,432
2003*	10.000000	14.370679	43.71%	161
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.821565	9.995709	13.31%	524
2011	9.118982	8.821565	-3.26%	754
2010	8.418116	9.118982	8.33%	0
2009	6.578070	8.418116	27.97%	0
2008*	10.000000	6.578070	-34.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.168719	16.863360	11.17%	0
2011	18.348461	15.168719	-17.33%	3,887
2010	15.891739	18.348461	15.46%	6,170
2009	9.369330	15.891739	69.61%	6,868
2008	20.149958	9.369330	-53.50%	5,420
2007	15.937169	20.149958	26.43%	4,298
2006	12.655507	15.937169	25.93%	11,978
2005*	10.000000	12.655507	26.56%	3,401
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.282333	20.075043	16.16%	0
2011	19.682940	17.282333	-12.20%	0
2010	18.479732	19.682940	6.51%	0
2009	13.724837	18.479732	34.64%	0
2008	23.430527	13.724837	-41.42%	0
2007	20.657060	23.430527	13.43%	0
2006	17.311415	20.657060	19.33%	0
2005	15.992577	17.311415	8.25%	0
2004	13.732826	15.992577	16.46%	0
2003*	10.000000	13.732826	37.33%	1,375

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.418042	14.433304	16.23%	50,694
2011	14.149968	12.418042	-12.24%	60,010
2010	13.284976	14.149968	6.51%	66,503
2009	9.855569	13.284976	34.80%	71,893
2008	16.829070	9.855569	-41.44%	887,293
2007	14.838451	16.829070	13.42%	582,580
2006	12.433552	14.838451	19.34%	310,071
2005	11.490111	12.433552	8.21%	66,825
2004*	10.000000	11.490111	14.90%	2,918
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.737289	17.789885	13.04%	17,484
2011	16.150984	15.737289	-2.56%	19,902
2010	14.371916	16.150984	12.38%	16,573
2009	12.324804	14.371916	16.61%	18,097
2008	11.811239	12.324804	4.35%	25,689
2007	10.828109	11.811239	9.08%	8,463
2006	9.766142	10.828109	10.87%	3,142
2005*	10.000000	9.766142	-2.34%	475
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.191846	1.92%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.956120	10.034011	12.04%	1,099
2011	10.306003	8.956120	-13.10%	785
2010*	10.000000	10.306003	3.06%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.982532	13.231297	20.48%	10,580
2011	11.280501	10.982532	-2.64%	10,787
2010*	10.000000	11.280501	12.81%	47
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.615981	-3.84%	9,089
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.928417	-0.72%	1,213
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.710282	-2.90%	22,085
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.512000	13.478931	17.09%	36,354
2011	12.626540	11.512000	-8.83%	43,219
2010	11.825400	12.626540	6.77%	41,869
2009*	10.000000	11.825400	18.25%	23,518

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.782323	7.82%	1,105
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.037435	0.37%	293
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.384652	18.250267	11.39%	0
2011	16.452918	16.384652	-0.41%	0
2010	15.488254	16.452918	6.23%	0
2009	12.552746	15.488254	23.39%	584
2008	15.220939	12.552746	-17.53%	2,152
2007	14.048292	15.220939	8.35%	4,789
2006	12.949158	14.048292	8.49%	3,861
2005	12.241351	12.949158	5.78%	4,072
2004	11.505218	12.241351	6.40%	4,360
2003*	10.000000	11.505218	15.05%	3,332
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.226388	20.962185	21.69%	68,948
2011	18.840477	17.226388	-8.57%	77,472
2010	18.009002	18.840477	4.62%	80,719
2009	12.553269	18.009002	43.46%	64,711
2008	22.943703	12.553269	-45.29%	58,209
2007	17.092574	22.943703	34.23%	33,277
2006	15.942807	17.092574	7.21%	10,372
2005	14.415779	15.942807	10.59%	3,101
2004	12.437665	14.415779	15.90%	3,101
2003*	10.000000	12.437665	24.38%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.929462	-0.71%	464
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.536056	29.506835	11.20%	8,390
2011	39.916616	26.536056	-33.52%	0
2010	32.496924	39.916616	22.83%	0
2009	18.470555	32.496924	75.94%	0
2008	39.355413	18.470555	-53.07%	0
2007	31.366880	39.355413	44.07%	0
2006	21.719936	31.366880	44.42%	0
2005	16.754159	21.719936	29.64%	0
2004	14.367666	16.754159	16.61%	0
2003*	10.000000	14.367666	43.68%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.603248	16.740661	14.64%	3,565
2011	14.808017	14.603248	-1.38%	9,550
2010	13.438590	14.808017	10.19%	10,421
2009	9.833460	13.438590	36.66%	17,269
2008	15.882140	9.833460	-38.08%	17,781
2007	14.561211	15.882140	9.07%	18,336
2006	13.811057	14.561211	5.43%	23,574
2005	13.486320	13.811057	2.41%	22,790
2004	12.594868	13.486320	7.08%	12,225
2003*	10.000000	12.594868	25.95%	2,483
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.196918	1.97%	697
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.417040	18.690785	13.85%	345,132
2011	16.787166	16.417040	-2.20%	490,652
2010	15.362835	16.787166	9.27%	601,169
2009	12.769555	15.362835	20.31%	771,167
2008	19.324816	12.769555	-33.92%	116,396
2007	18.282573	19.324816	5.70%	84,178
2006	15.440964	18.282573	18.40%	48,903
2005	14.760636	15.440964	4.61%	27,025
2004	13.083772	14.760636	12.82%	13,049
2003*	10.000000	13.083772	30.84%	2,640
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.342861	11.780323	13.90%	53,835
2011	10.717202	10.342861	-3.49%	52,336
2010*	10.000000	10.717202	7.17%	30,172
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.052463	10.119285	11.78%	8,312
2011*	10.000000	9.052463	-9.48%	1,186
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.615559	15.309114	12.44%	96,281
2011	13.790494	13.615559	-1.27%	154,631
2010	12.404567	13.790494	11.17%	221,810
2009*	10.000000	12.404567	24.05%	571
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.934130	11.293817	13.69%	904,572
2011	10.017612	9.934130	-0.83%	958,578
2010	9.102112	10.017612	10.06%	983,487
2009	7.506594	9.102112	21.25%	970,876
2008	10.880072	7.506594	-31.01%	825,522
2007	10.434128	10.880072	4.27%	357,775
2006*	10.000000	10.434128	4.34%	90,499

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.122824	11.470453	3.13%	567,443
2011	10.707494	11.122824	3.88%	550,111
2010	10.282254	10.707494	4.14%	604,042
2009	9.331593	10.282254	10.19%	568,841
2008	10.538162	9.331593	-11.45%	537,566
2007	10.416259	10.538162	1.17%	279,178
2006*	10.000000	10.416259	4.16%	3,677
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.839907	11.802543	19.95%	64,541
2011	11.042898	9.839907	-10.89%	74,351
2010	10.098290	11.042898	9.35%	79,237
2009	7.258389	10.098290	39.13%	67,768
2008	12.039659	7.258389	-39.71%	66,369
2007	10.715931	12.039659	12.35%	39,458
2006*	10.000000	10.715931	7.16%	5,820
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.151941	10.556109	15.34%	161,297
2011	9.772798	9.151941	-6.35%	208,493
2010	8.415640	9.772798	16.13%	244,333
2009	6.171929	8.415640	36.35%	283,407
2008	11.260943	6.171929	-45.19%	398,940
2007	10.243775	11.260943	9.93%	285,905
2006*	10.000000	10.243775	2.44%	175,091
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.000182	9.200983	15.01%	626,494
2011	8.328583	8.000182	-3.94%	633,102
2010	7.638486	8.328583	9.03%	639,334
2009	5.948820	7.638486	28.40%	563,896
2008	9.776234	5.948820	-39.15%	480,507
2007*	10.000000	9.776234	-2.24%	121,796
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.415411	18.475098	12.55%	0
2011	16.092715	16.415411	2.01%	0
2010	14.475127	16.092715	11.17%	584
2009	10.091024	14.475127	43.45%	584
2008	14.263038	10.091024	-29.25%	662
2007	14.077197	14.263038	1.32%	663
2006	12.953685	14.077197	8.67%	3,054
2005	12.877246	12.953685	0.59%	4,498
2004	11.904593	12.877246	8.17%	5,041
2003*	10.000000	11.904593	19.05%	2,326

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.192786	14.867761	12.70%	47,072
2011	12.934760	13.192786	1.99%	53,027
2010	11.634011	12.934760	11.18%	60,260
2009	8.105879	11.634011	43.53%	71,268
2008	11.474465	8.105879	-29.36%	24,069
2007	11.321282	11.474465	1.35%	12,881
2006	10.418162	11.321282	8.67%	8,805
2005*	10.000000	10.418162	4.18%	9,390
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.656457	17.015902	16.10%	149,566
2011	15.307241	14.656457	-4.25%	193,413
2010	13.495264	15.307241	13.43%	224,591
2009	10.708491	13.495264	26.02%	179,656
2008	17.361358	10.708491	-38.32%	225,062
2007	18.145324	17.361358	-4.32%	664,903
2006	15.981000	18.145324	13.54%	432,128
2005	15.646565	15.981000	2.14%	99,154
2004	13.601345	15.646565	15.04%	7,840
2003*	10.000000	13.601345	36.01%	472
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.532982	8.646821	14.79%	9,190
2011	8.678463	7.532982	-13.20%	17,614
2010	7.655149	8.678463	13.37%	13,306
2009	5.093703	7.655149	50.29%	13,195
2008*	10.000000	5.093703	-49.06%	745
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.083641	9.940186	9.43%	517,533
2011	9.557223	9.083641	-4.96%	687,450
2010	7.872447	9.557223	21.40%	854,980
2009	6.103951	7.872447	28.97%	1,509,383
2008*	10.000000	6.103951	-38.96%	1,734,749
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.358114	9.537949	14.12%	31,430
2011	9.086283	8.358114	-8.01%	31,211
2010	8.044836	9.086283	12.95%	30,867
2009	6.337755	8.044836	26.94%	31,138
2008*	10.000000	6.337755	-36.62%	22,165
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.773150	10.663756	9.11%	429,634
2011	10.082476	9.773150	-3.07%	539,261
2010	9.294787	10.082476	8.47%	521,185
2009	7.895368	9.294787	17.72%	294,424
2008*	10.000000	7.895368	-21.05%	271,451

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.169449	10.237652	11.65%	1,612,498
2011	9.665696	9.169449	-5.13%	1,647,349
2010	8.753321	9.665696	10.42%	1,785,597
2009	7.175372	8.753321	21.99%	720,514
2008*	10.000000	7.175372	-28.25%	505,659
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.497989	11.087244	5.61%	509,308
2011	10.535889	10.497989	-0.36%	359,423
2010	10.040691	10.535889	4.93%	161,177
2009	9.042194	10.040691	11.04%	111,032
2008*	10.000000	9.042194	-9.58%	96,989
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.476046	10.461468	10.40%	1,277,032
2011	9.874824	9.476046	-4.04%	1,374,027
2010	9.024479	9.874824	9.42%	1,719,672
2009	7.532112	9.024479	19.81%	525,635
2008*	10.000000	7.532112	-24.68%	488,732
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.835604	9.946771	12.58%	1,710,912
2011	9.433360	8.835604	-6.34%	2,077,135
2010	8.473381	9.433360	11.33%	2,075,599
2009	6.813408	8.473381	24.36%	432,971
2008*	10.000000	6.813408	-31.87%	393,508
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.042298	10.857085	8.11%	406,034
2011	10.248492	10.042298	-2.01%	375,895
2010	9.566746	10.248492	7.13%	417,077
2009	8.274211	9.566746	15.62%	274,200
2008*	10.000000	8.274211	-17.26%	194,700
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.458211	12.099576	5.60%	226,860
2011	10.976951	11.458211	4.38%	280,181
2010	10.463248	10.976951	4.91%	382,781
2009	9.807050	10.463248	6.69%	629,844
2008*	10.000000	9.807050	-1.93%	3,748
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.424769	13.075685	5.24%	15,338
2011	11.924351	12.424769	4.20%	14,990
2010	11.225826	11.924351	6.22%	18,593
2009	9.812853	11.225826	14.40%	11,326
2008*	10.000000	9.812853	-1.87%	9,404

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	0
2010	32.429811	36.932972	13.89%	0
2009	20.238876	32.429811	60.24%	0
2008	48.966528	20.238876	-58.67%	0
2007	34.329087	48.966528	42.64%	0
2006	25.630840	34.329087	33.94%	0
2005	19.712603	25.630840	30.02%	0
2004	16.659025	19.712603	18.33%	0
2003*	10.000000	16.659025	66.59%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.802345	19.300241	14.87%	3,271
2011	22.092277	16.802345	-23.94%	5,402
2010	19.402636	22.092277	13.86%	9,607
2009	12.108847	19.402636	60.24%	12,733
2008	29.250342	12.108847	-58.60%	10,967
2007	20.470158	29.250342	42.89%	22,216
2006	15.256471	20.470158	34.17%	14,146
2005	11.719770	15.256471	30.18%	13,835
2004*	10.000000	11.719770	17.20%	4,302
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.801881	12.961773	1.25%	446,234
2011	12.147918	12.801881	5.38%	543,308
2010	11.800022	12.147918	2.95%	752,334
2009	11.695753	11.800022	0.89%	1,223,527
2008	11.050957	11.695753	5.83%	1,481,038
2007	10.497385	11.050957	5.27%	1,277,811
2006	10.338406	10.497385	1.54%	633,243
2005	10.189502	10.338406	1.46%	144,273
2004	10.043359	10.189502	1.46%	34,331
2003*	10.000000	10.043359	0.43%	5,873
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.796997	7.694573	13.21%	7,273
2011	7.686505	6.796997	-11.57%	10,313
2010	6.923092	7.686505	11.03%	14,574
2009	5.443293	6.923092	27.19%	18,088
2008*	10.000000	5.443293	-45.57%	7,663
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.432925	8.632502	16.14%	8,355
2011	8.680525	7.432925	-14.37%	6,638
2010	8.226406	8.680525	5.52%	5,906
2009	6.510364	8.226406	26.36%	6,379
2008	11.644002	6.510364	-44.09%	3,750
2007	10.835236	11.644002	7.46%	2,473
2006*	10.000000	10.835236	8.35%	1,999

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.048045	18.273978	13.87%	839,489
2011	17.001736	16.048045	-5.61%	1,299,747
2010	15.095973	17.001736	12.62%	1,424,562
2009	12.078766	15.095973	24.98%	1,571,277
2008	19.466359	12.078766	-37.95%	1,593,129
2007	18.700744	19.466359	4.09%	1,549,900
2006	16.285762	18.700744	14.83%	1,455,892
2005	15.356948	16.285762	6.05%	1,129,280
2004	13.707728	15.356948	12.03%	200,581
2003*	10.000000	13.707728	37.08%	29,729
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.303112	13.221841	7.47%	64,213
2011	12.411964	12.303112	-0.88%	87,549
2010	11.503903	12.411964	7.89%	56,998
2009*	10.000000	11.503903	15.04%	849
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.922393	14.250979	10.28%	236,540
2011	13.276309	12.922393	-2.67%	242,895
2010	12.061576	13.276309	10.07%	297,318
2009*	10.000000	12.061576	20.62%	95,552
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.584001	13.003124	3.33%	150,424
2011	12.442939	12.584001	1.13%	186,870
2010	11.959774	12.442939	4.04%	195,825
2009	11.159036	11.959774	7.18%	170,296
2008	12.085719	11.159036	-7.67%	123,699
2007	11.673956	12.085719	3.53%	105,520
2006	11.191464	11.673956	4.31%	123,954
2005	11.025641	11.191464	1.50%	92,940
2004	10.723133	11.025641	2.82%	8,492
2003*	10.000000	10.723133	7.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.593590	15.887798	8.87%	1,882,402
2011	14.858981	14.593590	-1.79%	2,461,246
2010	13.635381	14.858981	8.97%	3,469,474
2009	11.649125	13.635381	17.05%	3,651,887
2008	15.437685	11.649125	-24.54%	3,952,489
2007	14.872451	15.437685	3.80%	3,695,952
2006	13.593344	14.872451	9.41%	2,525,972
2005	13.132916	13.593344	3.51%	1,068,077
2004	12.203108	13.132916	7.62%	340,665
2003*	10.000000	12.203108	22.03%	112,543

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.570810	17.402708	11.76%	2,549,405
2011	16.191935	15.570810	-3.84%	3,493,610
2010	14.605638	16.191935	10.86%	3,934,456
2009	11.950716	14.605638	22.22%	4,070,320
2008	17.729297	11.950716	-32.59%	4,130,025
2007	17.001173	17.729297	4.28%	3,941,584
2006	15.106544	17.001173	12.54%	3,478,952
2005	14.359307	15.106544	5.20%	1,860,069
2004	13.038300	14.359307	10.13%	373,062
2003*	10.000000	13.038300	30.38%	62,954
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.758057	14.603455	6.14%	377,706
2011	13.719595	13.758057	0.28%	590,726
2010	12.867974	13.719595	6.62%	684,311
2009	11.432441	12.867974	12.56%	752,838
2008	13.696706	11.432441	-16.53%	819,126
2007	13.170301	13.696706	4.00%	775,965
2006	12.362921	13.170301	6.53%	525,966
2005	12.042290	12.362921	2.66%	282,652
2004	11.437925	12.042290	5.28%	55,855
2003*	10.000000	11.437925	14.38%	21,201
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.161472	15.312714	16.34%	212,167
2011	13.738189	13.161472	-4.20%	331,502
2010	12.885329	13.738189	6.62%	470,532
2009*	10.000000	12.885329	28.85%	1,425
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.342486	23.477812	15.41%	24,390
2011	21.244633	20.342486	-4.25%	33,392
2010	17.133429	21.244633	24.00%	37,642
2009	12.751660	17.133429	34.36%	54,612
2008	20.427933	12.751660	-37.58%	51,457
2007	19.332334	20.427933	5.67%	52,817
2006	17.905052	19.332334	7.97%	48,385
2005	16.256166	17.905052	10.14%	46,641
2004	14.296525	16.256166	13.71%	11,994
2003*	10.000000	14.296525	42.97%	4,004

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.944406	9.769905	-1.75%	224,150
2011	10.121033	9.944406	-1.75%	482,664
2010	10.301295	10.121033	-1.75%	552,046
2009	10.480380	10.301295	-1.71%	464,488
2008	10.452394	10.480380	0.27%	576,476
2007	10.152993	10.452394	2.95%	642,179
2006	9.885496	10.152993	2.71%	302,816
2005	9.799630	9.885496	0.88%	324,292
2004	9.893901	9.799630	-0.95%	100,651
2003*	10.000000	9.893901	-1.06%	12,421
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.568081	14.962997	10.28%	86,707
2011	13.083288	13.568081	3.71%	100,209
2010	12.041376	13.083288	8.65%	103,813
2009	9.853499	12.041376	22.20%	91,305
2008	12.125745	9.853499	-18.74%	92,944
2007	11.797281	12.125745	2.78%	69,408
2006	11.452724	11.797281	3.01%	16,896
2005	11.407467	11.452724	0.40%	16,199
2004	10.898535	11.407467	4.67%	8,216
2003*	10.000000	10.898535	8.99%	199
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.036198	9.120622	13.49%	645,351
2011	9.050027	8.036198	-11.20%	828,290
2010	8.093736	9.050027	11.82%	919,767
2009	6.052492	8.093736	33.73%	1,400,644
2008*	10.000000	6.052492	-39.48%	1,482,014
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.342202	14.192942	15.00%	0
2011	15.028489	12.342202	-17.87%	0
2010	14.444525	15.028489	4.04%	0
2009	11.352016	14.444525	27.24%	0
2008	21.589059	11.352016	-47.42%	0
2007	21.396244	21.589059	0.90%	0
2006	17.790715	21.396244	20.27%	0
2005	16.197590	17.790715	9.84%	0
2004	13.738380	16.197590	17.90%	738
2003*	10.000000	13.738380	37.38%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.728658	10.028843	14.90%	48,650
2011	10.626678	8.728658	-17.86%	70,055
2010	10.218016	10.626678	4.00%	101,390
2009	8.031437	10.218016	27.23%	85,093
2008	15.266276	8.031437	-47.39%	555,410
2007	15.131435	15.266276	0.89%	695,128
2006	12.581194	15.131435	20.27%	328,123
2005	11.453079	12.581194	9.85%	72,966
2004*	10.000000	11.453079	14.53%	14,202
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.608756	9.822877	14.10%	235,110
2011	9.054459	8.608756	-4.92%	352,125
2010	7.988688	9.054459	13.34%	444,794
2009	6.285917	7.988688	27.09%	877,198
2008*	10.000000	6.285917	-37.14%	906
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.027444	9.274032	15.53%	37,720
2011	8.700219	8.027444	-7.73%	52,334
2010	7.854021	8.700219	10.77%	36,403
2009	6.274075	7.854021	25.18%	45,234
2008*	10.000000	6.274075	-37.26%	1,993
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.998670	10.135533	12.63%	326,968
2011	9.585284	8.998670	-6.12%	461,439
2010	7.714076	9.585284	24.26%	589,122
2009	6.196535	7.714076	24.49%	873,717
2008*	10.000000	6.196535	-38.03%	542,618
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.657332	11.038815	14.31%	362,764
2011	10.062592	9.657332	-4.03%	499,310
2010	8.560970	10.062592	17.54%	575,464
2009	6.678536	8.560970	28.19%	835,464
2008*	10.000000	6.678536	-33.21%	1,095,805
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.821797	15.357297	11.11%	11,476
2011	14.189699	13.821797	-2.59%	16,734
2010	11.544128	14.189699	22.92%	12,451
2009	9.238210	11.544128	24.96%	16,032
2008	17.587905	9.238210	-47.47%	16,308
2007	16.349615	17.587905	7.57%	30,951
2006	16.157720	16.349615	1.19%	10,590
2005	15.263895	16.157720	5.86%	13,780
2004	13.727977	15.263895	11.19%	4
2003*	10.000000	13.727977	37.28%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.295405	22.806201	18.19%	8,531
2011	20.771140	19.295405	-7.10%	8,180
2010	16.715464	20.771140	24.26%	16,205
2009	13.517550	16.715464	23.66%	19,815
2008	20.323216	13.517550	-33.49%	14,711
2007	22.299337	20.323216	-8.86%	16,449
2006	19.381755	22.299337	15.05%	15,506
2005	19.192160	19.381755	0.99%	12,370
2004	16.696167	19.192160	14.95%	8,821
2003*	10.000000	16.696167	66.96%	383
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.781832	21.262124	13.21%	12,092
2011	20.293371	18.781832	-7.45%	17,788
2010	16.526315	20.293371	22.79%	31,186
2009	12.512624	16.526315	32.08%	36,236
2008	20.659969	12.512624	-39.44%	118,823
2007	20.638995	20.659969	0.10%	96,757
2006	18.796627	20.638995	9.80%	106,892
2005	17.079751	18.796627	10.05%	25,088
2004	14.634859	17.079751	16.71%	6,640
2003*	10.000000	14.634859	46.35%	435
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.606781	15.219252	11.85%	346,374
2011	13.796466	13.606781	-1.37%	473,460
2010	12.402068	13.796466	11.24%	577,204
2009	10.053611	12.402068	23.36%	966,797
2008	17.525749	10.053611	-42.64%	1,167,847
2007	16.534481	17.525749	6.00%	991,762
2006	14.839520	16.534481	11.42%	587,156
2005	14.109763	14.839520	5.17%	110,815
2004	13.111059	14.109763	7.62%	2,737
2003*	10.000000	13.111059	31.11%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.495610	10.782698	13.55%	16,632
2011	9.105436	9.495610	4.29%	41,814
2010	7.138633	9.105436	27.55%	76,327
2009	5.567096	7.138633	28.23%	94,836
2008*	10.000000	5.567096	-44.33%	2,869
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.357453	10.534295	1.71%	66,825
2011	10.406354	10.357453	-0.47%	87,091
2010	10.341446	10.406354	0.63%	124,927
2009	9.826970	10.341446	5.24%	138,308
2008*	10.000000	9.826970	-1.73%	35,955

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.581113	13.604035	17.47%	467,894
2011	13.459684	11.581113	-13.96%	592,977
2010	12.881784	13.459684	4.49%	621,929
2009*	10.000000	12.881784	28.82%	1,066,957
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.080351	10.359573	2.77%	185,714
2011	10.229857	10.080351	-1.46%	281,278
2010	9.889402	10.229857	3.44%	373,339
2009	8.881836	9.889402	11.34%	630,775
2008	10.442362	8.881836	-14.94%	1,164,392
2007	10.145287	10.442362	2.93%	1,237,312
2006	9.909111	10.145287	2.38%	571,969
2005	9.941633	9.909111	-0.33%	78,096
2004	10.040481	9.941633	-0.98%	40,815
2003*	10.000000	10.040481	0.40%	16,097
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.578792	13.448304	6.91%	287
2011	12.939609	12.578792	-2.79%	2,234
2010	11.010583	12.939609	17.52%	2,884
2009	9.129398	11.010583	20.61%	3,779
2008	15.352476	9.129398	-40.53%	3,933
2007	15.547415	15.352476	-1.25%	3,983
2006	15.034039	15.547415	3.41%	8,349
2005	14.870180	15.034039	1.10%	6,282
2004	13.528240	14.870180	9.92%	5,093
2003*	10.000000	13.528240	35.28%	193
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.905135	16.251507	9.03%	14,180
2011	15.652245	14.905135	-4.77%	43,138
2010	12.967155	15.652245	20.71%	104,988
2009	10.042218	12.967155	29.13%	107,496
2008	16.879012	10.042218	-40.50%	109,725
2007	15.965747	16.879012	5.72%	1,297,158
2006	14.291049	15.965747	11.72%	797,256
2005	13.611475	14.291049	4.99%	188,160
2004	12.229791	13.611475	11.30%	54,685
2003*	10.000000	12.229791	22.30%	1,358

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.708710	15.102289	18.83%	14,461
2011	14.135150	12.708710	-10.09%	26,989
2010	12.437950	14.135150	13.65%	41,256
2009	9.082697	12.437950	36.94%	47,122
2008	15.497557	9.082697	-41.39%	53,251
2007	14.873968	15.497557	4.19%	51,691
2006	12.894589	14.873968	15.35%	54,090
2005	11.507127	12.894589	12.06%	45,573
2004*	10.000000	11.507127	15.07%	23,213
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.485172	23.154137	18.83%	0
2011	21.680358	19.485172	-10.13%	0
2010	19.071417	21.680358	13.68%	0
2009	13.929309	19.071417	36.92%	591
2008	23.760837	13.929309	-41.38%	672
2007	22.799883	23.760837	4.21%	739
2006	19.771731	22.799883	15.32%	1,065
2005	17.642303	19.771731	12.07%	1,125
2004	15.104878	17.642303	16.80%	1,172
2003*	10.000000	15.104878	51.05%	1,864
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.143415	1.43%	3,075
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.214463	16.284679	14.56%	349,690
2011	14.512770	14.214463	-2.06%	492,108
2010	12.752848	14.512770	13.80%	605,258
2009	10.141101	12.752848	25.75%	938,806
2008	16.818258	10.141101	-39.70%	1,030,676
2007	16.437065	16.818258	2.32%	929,599
2006	14.577583	16.437065	12.76%	652,441
2005	14.030984	14.577583	3.90%	122,557
2004	13.084249	14.030984	7.24%	10,382
2003*	10.000000	13.084249	30.84%	1,423
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.732795	22.812364	15.61%	18,510
2011	20.573839	19.732795	-4.09%	25,381
2010	17.016614	20.573839	20.90%	25,889
2009	12.652987	17.016614	34.49%	27,820
2008	20.773571	12.652987	-39.09%	310,793
2007	21.444172	20.773571	-3.13%	211,369
2006	19.034924	21.444172	12.66%	115,222
2005	17.657508	19.034924	7.80%	15,427
2004	15.079668	17.657508	17.09%	717
2003*	10.000000	15.079668	50.80%	301

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.592193	5.92%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.405808	12.825863	3.39%	3,025
2011	11.646011	12.405808	6.52%	3,075
2010	10.837712	11.646011	7.46%	2,404
2009*	10.000000	10.837712	8.38%	1,434
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.196933	11.633026	3.89%	304,067
2011	11.282116	11.196933	-0.76%	307,028
2010	10.916941	11.282116	3.35%	344,099
2009*	10.000000	10.916941	9.17%	454,029
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.973762	10.729699	7.58%	26,661
2011*	10.000000	9.973762	-0.26%	25,754
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.784717	13.793737	17.05%	0
2011	12.578016	11.784717	-6.31%	464
2010	11.192638	12.578016	12.38%	1,671
2009	8.775762	11.192638	27.54%	4,622
2008	14.570845	8.775762	-39.77%	5,062
2007	15.785091	14.570845	-7.69%	5,185
2006	13.860142	15.785091	13.89%	3,836
2005	13.405421	13.860142	3.39%	4,313
2004	12.279684	13.405421	9.17%	1,827
2003*	10.000000	12.279684	22.80%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.652021	15.154349	19.78%	0
2011	15.502307	12.652021	-18.39%	0
2010	14.340444	15.502307	8.10%	0
2009	11.711052	14.340444	22.45%	0
2008	21.267332	11.711052	-44.93%	0
2007	19.976776	21.267332	6.46%	0
2006	15.918898	19.976776	25.49%	0
2005	14.440241	15.918898	10.24%	0
2004	12.648853	14.440241	14.16%	1,145
2003*	10.000000	12.648853	26.49%	1,144

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.866770	14.439686	12.22%	0
2011	15.940852	12.866770	-19.28%	224
2010	13.431125	15.940852	18.69%	336
2009	8.340797	13.431125	61.03%	366
2008	13.482437	8.340797	-38.14%	653
2007	13.005932	13.482437	3.66%	643
2006	12.554562	13.005932	3.60%	634
2005	12.089308	12.554562	3.85%	620
2004	11.715038	12.089308	3.19%	357
2003*	10.000000	11.715038	17.15%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.401817	14.674413	28.70%	6,861
2011	10.512665	11.401817	8.46%	1,595
2010*	10.000000	10.512665	5.13%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.398966	12.228538	7.28%	11,286
2011	11.006698	11.398966	3.56%	17,793
2010	10.483703	11.006698	4.99%	24,707
2009	9.755312	10.483703	7.47%	32,131
2008	11.088437	9.755312	-12.02%	704,908
2007	10.727232	11.088437	3.37%	973,637
2006	10.542363	10.727232	1.75%	433,704
2005	10.323495	10.542363	2.12%	65,030
2004	10.096155	10.323495	2.25%	955
2003*	10.000000	10.096155	0.96%	695
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
2010	18.176215	19.597902	7.82%	0
2009	14.218283	18.176215	27.84%	0
2008	17.021413	14.218283	-16.47%	0
2007	16.284877	17.021413	4.52%	0
2006	14.958123	16.284877	8.87%	0
2005	13.576214	14.958123	10.18%	0
2004	12.552802	13.576214	8.15%	0
2003*	10.000000	12.552802	25.53%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.706281	-2.94%	1,419
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.610602	-3.89%	1,346

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.116906	16.020725	5.98%	9,854
2011	16.126972	15.116906	-6.26%	11,571
2010	12.947558	16.126972	24.56%	13,583
2009	8.633268	12.947558	49.97%	7,413

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.372911	16.547447	15.13%	0
2011	13.798212	14.372911	4.17%	0
2010	12.456663	13.798212	10.77%	1,834
2009	10.540193	12.456663	18.18%	2,081
2008	18.099119	10.540193	-41.76%	2,081
2007	17.578329	18.099119	2.96%	2,253
2006	15.300880	17.578329	14.88%	2,254
2005	14.895904	15.300880	2.72%	2,255
2004	13.638413	14.895904	9.22%	2,292
2003*	10.000000	13.638413	36.38%	932
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.897727	23.147413	16.33%	1,418
2011	22.173624	19.897727	-10.26%	3,543
2010	17.836941	22.173624	24.31%	1,134
2009	12.732506	17.836941	40.09%	297
2008	20.180294	12.732506	-36.91%	619
2007	20.243032	20.180294	-0.31%	419
2006	18.049671	20.243032	12.15%	419
2005	17.236512	18.049671	4.72%	433
2004	14.740687	17.236512	16.93%	123
2003*	10.000000	14.740687	47.41%	472
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.119910	1.20%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.658916	14.403095	5.45%	4,220
2011	12.446690	13.658916	9.74%	2,626
2010	12.057551	12.446690	3.23%	5,808
2009	11.140577	12.057551	8.23%	10,455
2008	11.527924	11.140577	-3.36%	10,292
2007	10.722391	11.527924	7.51%	10,778
2006	10.747787	10.722391	-0.24%	10,716
2005	10.775856	10.747787	-0.26%	9,506
2004	10.370757	10.775856	3.91%	7,143
2003*	10.000000	10.370757	3.71%	1,538
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.296237	16.067909	12.39%	0
2011	14.153395	14.296237	1.01%	0
2010	12.658137	14.153395	11.81%	994
2009	10.944856	12.658137	15.65%	5,088
2008	17.076207	10.944856	-35.91%	5,098
2007	17.466671	17.076207	-2.24%	5,653
2006	15.225883	17.466671	14.72%	5,663
2005	14.834062	15.225883	2.64%	6,189
2004	13.418600	14.834062	10.55%	6,377
2003*	10.000000	13.418600	34.19%	4,098

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.585449	15.505152	14.13%	2,629
2011	13.951568	13.585449	-2.62%	2,151
2010	11.941104	13.951568	16.84%	5,026
2009	9.368076	11.941104	27.47%	3,604
2008	12.637300	9.368076	-25.87%	5,506
2007	13.190159	12.637300	-4.19%	3,814
2006	11.171661	13.190159	18.07%	4,041
2005*	10.000000	11.171661	11.72%	855
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.271448	13.251063	7.98%	0
2011	12.967969	12.271448	-5.37%	705
2010	12.031177	12.967969	7.79%	1,218
2009*	10.000000	12.031177	20.31%	684
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.381049	23.163840	13.65%	3,434
2011	20.637735	20.381049	-1.24%	7,980
2010	16.702030	20.637735	23.56%	5,414
2009	13.603687	16.702030	22.78%	3,938
2008	20.052499	13.603687	-32.16%	4,095
2007	20.556777	20.052499	-2.45%	4,196
2006	18.295913	20.556777	12.36%	4,210
2005	17.373568	18.295913	5.31%	2,659
2004	14.515251	17.373568	19.69%	1,953
2003*	10.000000	14.515251	45.15%	350
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.697711	16.665914	13.39%	1,333
2011	14.727905	14.697711	-0.21%	1,804
2010	13.094192	14.727905	12.48%	11,657
2009	10.578942	13.094192	23.78%	8,825
2008	17.187782	10.578942	-38.45%	9,502
2007	16.672368	17.187782	3.09%	10,378
2006	14.736279	16.672368	13.14%	11,017
2005	14.368549	14.736279	2.56%	11,251
2004	13.259231	14.368549	8.37%	9,556
2003*	10.000000	13.259231	32.59%	8,305
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.903347	17.199580	8.15%	408
2011	14.892684	15.903347	6.79%	0
2010	13.182244	14.892684	12.98%	3,542
2009	10.982547	13.182244	20.03%	3,213
2008	15.914110	10.982547	-30.99%	5,182
2007	15.168104	15.914110	4.92%	3,237
2006	13.291141	15.168104	14.12%	4,047
2005	12.998806	13.291141	2.25%	4,909
2004	12.631214	12.998806	2.91%	5,002
2003*	10.000000	12.631214	26.31%	1,222

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.254483	13.288198	18.07%	0
2011	13.335204	11.254483	-15.60%	0
2010	10.380505	13.335204	28.46%	262
2009	8.405272	10.380505	23.50%	263
2008	13.755208	8.405272	-38.89%	269
2007	15.789885	13.755208	-12.89%	355
2006	15.531693	15.789885	1.66%	385
2005	14.983039	15.531693	3.66%	322
2004	13.740007	14.983039	9.05%	334
2003*	10.000000	13.740007	37.40%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.143735	14.200711	8.04%	0
2011	14.164473	13.143735	-7.21%	0
2010	12.763647	14.164473	10.98%	142
2009	11.475328	12.763647	11.23%	0
2008	16.615252	11.475328	-30.93%	0
2007	15.433434	16.615252	7.66%	0
2006	13.573366	15.433434	13.70%	0
2005	13.591048	13.573366	-0.13%	0
2004	12.921451	13.591048	5.18%	96
2003*	10.000000	12.921451	29.21%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.358032	13.281380	7.47%	60,085
2011	12.338353	12.358032	0.16%	59,465
2010	11.603463	12.338353	6.33%	66,884
2009	9.833968	11.603463	17.99%	68,529
2008	10.832380	9.833968	-9.22%	69,993
2007	10.492661	10.832380	3.24%	69,151
2006	10.281448	10.492661	2.05%	13,028
2005	10.367069	10.281448	-0.83%	13,153
2004	10.217883	10.367069	1.46%	10,259
2003*	10.000000	10.217883	2.18%	3,653
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.813333	12.943876	9.57%	0
2011	12.081026	11.813333	-2.22%	0
2010	10.930971	12.081026	10.52%	0
2009	8.980132	10.930971	21.72%	0
2008	12.220629	8.980132	-26.52%	0
2007	11.479030	12.220629	6.46%	0
2006	10.666944	11.479030	7.61%	0
2005*	10.000000	10.666944	6.67%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.789001	13.089425	11.03%	0
2011	12.155562	11.789001	-3.02%	794
2010	10.826860	12.155562	12.27%	758
2009	8.576795	10.826860	26.23%	0
2008	12.997456	8.576795	-34.01%	0
2007	12.037198	12.997456	7.98%	0
2006	10.972836	12.037198	9.70%	0
2005*	10.000000	10.972836	9.73%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.486132	12.991258	13.10%	0
2011	12.036799	11.486132	-4.57%	0
2010	10.576612	12.036799	13.81%	0
2009	8.210542	10.576612	28.82%	0
2008	13.523463	8.210542	-39.29%	0
2007	12.398869	13.523463	9.07%	0
2006	11.180460	12.398869	10.90%	0
2005*	10.000000	11.180460	11.80%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.456951	15.896657	2.84%	2,413
2011	16.603040	15.456951	-6.90%	2,667
2010	14.188948	16.603040	17.01%	3,425
2009	9.791116	14.188948	44.92%	6,629
2008	21.868739	9.791116	-55.23%	2,456
2007	15.292040	21.868739	43.01%	2,867
2006	13.352901	15.292040	14.52%	425
2005*	10.000000	13.352901	33.53%	283
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.486509	16.651302	14.94%	3,379
2011	14.655542	14.486509	-1.15%	9,148
2010	12.986716	14.655542	12.85%	10,637
2009	10.182016	12.986716	27.55%	14,949
2008	18.131699	10.182016	-43.84%	15,856
2007	18.233864	18.131699	-0.56%	26,269
2006	15.481737	18.233864	17.78%	22,751
2005	14.932866	15.481737	3.68%	20,609
2004	13.670820	14.932866	9.23%	19,051
2003*	10.000000	13.670820	36.71%	10,659

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.645431	16.452529	12.34%	2,631
2011	14.918169	14.645431	-1.83%	6,055
2010	12.264761	14.918169	21.63%	2,550
2009	9.760134	12.264761	25.66%	4,370
2008	18.863469	9.760134	-48.26%	4,818
2007	15.167421	18.863469	24.37%	8,921
2006	14.492214	15.167421	4.66%	7,081
2005	13.987398	14.492214	3.61%	6,619
2004	13.812504	13.987398	1.27%	6,705
2003*	10.000000	13.812504	38.13%	4,247
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.121907	13.607204	3.70%	17,081
2011	12.483522	13.121907	5.11%	24,534
2010	11.820142	12.483522	5.61%	23,210
2009	10.424222	11.820142	13.39%	44,968
2008	10.995925	10.424222	-5.20%	40,571
2007	10.759148	10.995925	2.20%	55,952
2006	10.520620	10.759148	2.27%	33,569
2005	10.513713	10.520620	0.07%	16,856
2004	10.275874	10.513713	2.31%	10,293
2003*	10.000000	10.275874	2.76%	3,803
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.813717	25.664469	12.50%	1,911
2011	26.059334	22.813717	-12.45%	5,389
2010	20.639521	26.059334	26.26%	10,655
2009	15.039323	20.639521	37.24%	8,912
2008	25.359600	15.039323	-40.70%	10,154
2007	22.392345	25.359600	13.25%	10,567
2006	20.285633	22.392345	10.39%	11,092
2005	17.502931	20.285633	15.90%	6,905
2004	14.298178	17.502931	22.41%	4,388
2003*	10.000000	14.298178	42.98%	1,650
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.617635	18.461137	18.21%	0
2011	19.239726	15.617635	-18.83%	0
2010	17.364361	19.239726	10.80%	1,060
2009	14.009388	17.364361	23.95%	1,060
2008	25.458055	14.009388	-44.97%	1,061
2007	22.149968	25.458055	14.93%	1,061
2006	19.151163	22.149968	15.66%	1,061
2005	16.417462	19.151163	16.65%	1,062
2004	14.753996	16.417462	11.27%	1,130
2003*	10.000000	14.753996	47.54%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.458778	12.370367	18.28%	1,331
2011	12.892158	10.458778	-18.87%	3,897
2010	11.635880	12.892158	10.80%	3,218
2009	9.389224	11.635880	23.93%	3,998
2008	17.057859	9.389224	-44.96%	4,447
2007	14.840411	17.057859	14.94%	5,759
2006	12.826808	14.840411	15.70%	3,660
2005	10.999651	12.826808	16.61%	2,700
2004*	10.000000	10.999651	10.00%	32
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.006731	22.467472	24.77%	52
2011	20.158035	18.006731	-10.67%	351
2010	16.247843	20.158035	24.07%	3,339
2009	10.528423	16.247843	54.32%	3,954
2008	22.009961	10.528423	-52.17%	4,371
2007	21.258879	22.009961	3.53%	5,009
2006	18.660266	21.258879	13.93%	5,457
2005	18.551112	18.660266	0.59%	5,692
2004	16.594524	18.551112	11.79%	5,564
2003*	10.000000	16.594524	65.95%	1,662
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.552993	12.779929	10.62%	331
2011	11.490332	11.552993	0.55%	331
2010	10.384783	11.490332	10.65%	331
2009	7.798968	10.384783	33.16%	8,443
2008	11.290361	7.798968	-30.92%	1,244
2007	11.082100	11.290361	1.88%	3,485
2006*	10.000000	11.082100	10.82%	7,983
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.267776	17.885091	9.94%	895
2011	15.627815	16.267776	4.10%	5,214
2010	13.190899	15.627815	18.47%	6,693
2009	11.447265	13.190899	15.23%	11,274
2008	15.990900	11.447265	-28.41%	11,721
2007	16.735450	15.990900	-4.45%	13,443
2006	14.549945	16.735450	15.02%	14,015
2005	14.325045	14.549945	1.57%	14,581
2004	13.142118	14.325045	9.00%	8,717
2003*	10.000000	13.142118	31.42%	3,944

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.383005	23.695704	16.25%	4,242
2011	21.566888	20.383005	-5.49%	5,250
2010	17.127950	21.566888	25.92%	3,767
2009	13.504549	17.127950	26.83%	9,279
2008	20.531409	13.504549	-34.22%	2,407
2007	21.419668	20.531409	-4.15%	1,932
2006	18.645032	21.419668	14.88%	2,347
2005	17.455454	18.645032	6.81%	3,645
2004	14.364281	17.455454	21.52%	1,160
2003*	10.000000	14.364281	43.64%	341
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.805115	9.971982	13.25%	0
2011	9.106611	8.805115	-3.31%	0
2010	8.410983	9.106611	8.27%	55
2009	6.575833	8.410983	27.91%	0
2008*	10.000000	6.575833	-34.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.117360	16.797678	11.12%	69
2011	18.295629	15.117360	-17.37%	534
2010	15.854038	18.295629	15.40%	688
2009	9.351859	15.854038	69.53%	2,903
2008	20.122664	9.351859	-53.53%	1,101
2007	15.923723	20.122664	26.37%	3,138
2006	12.651246	15.923723	25.87%	911
2005*	10.000000	12.651246	26.51%	782
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.204426	19.974342	16.10%	0
2011	19.604179	17.204426	-12.24%	0
2010	18.415144	19.604179	6.46%	1,083
2009	13.683828	18.415144	34.58%	2,490
2008	23.372454	13.683828	-41.45%	2,515
2007	20.616415	23.372454	13.37%	2,759
2006	17.286118	20.616415	19.27%	2,831
2005	15.977318	17.286118	8.19%	4,489
2004	13.726705	15.977318	16.40%	5,060
2003*	10.000000	13.726705	37.27%	1,184

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.369724	14.369814	16.17%	445
2011	14.102076	12.369724	-12.28%	440
2010	13.246751	14.102076	6.46%	1,869
2009	9.832218	13.246751	34.73%	2,984
2008	16.797762	9.832218	-41.47%	20,585
2007	14.818425	16.797762	13.36%	16,527
2006	12.423072	14.818425	19.28%	12,852
2005	11.486259	12.423072	8.16%	1,180
2004*	10.000000	11.486259	14.86%	1,068
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.684039	17.720652	12.99%	2,610
2011	16.104514	15.684039	-2.61%	14,274
2010	14.337859	16.104514	12.32%	16,691
2009	12.301845	14.337859	16.55%	15,408
2008	11.795237	12.301845	4.30%	15,829
2007	10.818969	11.795237	9.02%	14,178
2006	9.762850	10.818969	10.82%	14,196
2005*	10.000000	9.762850	-2.37%	5,977
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.188395	1.88%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.950823	10.022969	11.98%	0
2011	10.305141	8.950823	-13.14%	0
2010*	10.000000	10.305141	3.05%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.976031	13.216730	20.41%	674
2011	11.279557	10.976031	-2.69%	720
2010*	10.000000	11.279557	12.80%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.612666	-3.87%	1,209
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.925045	-0.75%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.706928	-2.93%	1,567
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.496395	13.453793	17.03%	4,221
2011	12.615839	11.496395	-8.87%	11,245
2010	11.821378	12.615839	6.72%	17,182
2009*	10.000000	11.821378	18.21%	38,886

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.778669	7.79%	622
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.034030	0.34%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.310797	18.158731	11.33%	0
2011	16.387081	16.310797	-0.47%	0
2010	15.434123	16.387081	6.17%	295
2009	12.515239	15.434123	23.32%	911
2008	15.183189	12.515239	-17.57%	911
2007	14.020622	15.183189	8.29%	912
2006	12.930226	14.020622	8.43%	2,525
2005	12.229660	12.930226	5.73%	2,211
2004	11.500087	12.229660	6.34%	1,596
2003*	10.000000	11.500087	15.00%	1,299
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.148792	20.857130	21.62%	1,869
2011	18.765144	17.148792	-8.61%	4,039
2010	17.946115	18.765144	4.56%	6,599
2009	12.515803	17.946115	43.39%	1,407
2008	22.886905	12.515803	-45.31%	1,932
2007	17.058984	22.886905	34.16%	1,417
2006	15.919551	17.058984	7.16%	572
2005	14.402045	15.919551	10.54%	571
2004	12.432126	14.402045	15.85%	571
2003*	10.000000	12.432126	24.32%	740
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.926040	-0.74%	3,167
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.416467	29.358871	11.14%	2,731
2011	39.756955	26.416467	-33.56%	0
2010	32.383395	39.756955	22.77%	0
2009	18.415391	32.383395	75.85%	0
2008	39.257929	18.415391	-53.09%	0
2007	31.305192	39.257929	44.00%	0
2006	21.688225	31.305192	44.34%	0
2005	16.738188	21.688225	29.57%	0
2004	14.361268	16.738188	16.55%	0
2003*	10.000000	14.361268	43.61%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.537450	16.656735	14.58%	0
2011	14.748784	14.537450	-1.43%	0
2010	13.391645	14.748784	10.13%	0
2009	9.804104	13.391645	36.59%	1,867
2008	15.842803	9.804104	-38.12%	2,036
2007	14.532572	15.842803	9.02%	1,803
2006	13.790894	14.532572	5.38%	1,873
2005	13.473465	13.790894	2.36%	1,993
2004	12.589263	13.473465	7.02%	2,423
2003*	10.000000	12.589263	25.89%	1,351
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.343084	18.597094	13.79%	7,613
2011	16.720022	16.343084	-2.25%	10,442
2010	15.309174	16.720022	9.22%	11,501
2009	12.731433	15.309174	20.25%	18,333
2008	19.276952	12.731433	-33.96%	5,599
2007	18.246613	19.276952	5.65%	6,452
2006	15.418416	18.246613	18.34%	6,546
2005	14.746550	15.418416	4.56%	3,759
2004	13.077936	14.746550	12.76%	3,194
2003*	10.000000	13.077936	30.78%	2,541
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.334130	11.764382	13.84%	1,390
2011	10.713597	10.334130	-3.54%	1,187
2010*	10.000000	10.713597	7.14%	1,880
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.049407	10.110699	11.73%	982
2011*	10.000000	9.049407	-9.51%	702
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.597116	15.280576	12.38%	6,579
2011	13.778810	13.597116	-1.32%	9,015
2010	12.400366	13.778810	11.12%	10,209
2009*	10.000000	12.400366	24.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.905519	11.255546	13.63%	24,920
2011	9.993847	9.905519	-0.88%	21,597
2010	9.085128	9.993847	10.00%	21,460
2009	7.496405	9.085128	21.19%	22,957
2008	10.870847	7.496405	-31.04%	19,427
2007	10.430613	10.870847	4.22%	19,970
2006*	10.000000	10.430613	4.31%	7,252

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.090766	11.431553	3.07%	4,242
2011	10.682066	11.090766	3.83%	785
2010	10.263054	10.682066	4.08%	3,708
2009	9.318922	10.263054	10.13%	7,635
2008	10.529215	9.318922	-11.49%	3,643
2007	10.412741	10.529215	1.12%	4,796
2006*	10.000000	10.412741	4.13%	174
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.811580	11.762560	19.88%	3,243
2011	11.016702	9.811580	-10.94%	5,603
2010	10.079451	11.016702	9.30%	2,958
2009	7.248531	10.079451	39.06%	3,289
2008	12.029430	7.248531	-39.74%	2,902
2007	10.712318	12.029430	12.30%	2,410
2006*	10.000000	10.712318	7.12%	200
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.125578	10.520324	15.28%	3,320
2011	9.749596	9.125578	-6.40%	2,087
2010	8.399928	9.749596	16.07%	6,458
2009	6.163543	8.399928	36.28%	5,089
2008	11.251384	6.163543	-45.22%	6,942
2007	10.240314	11.251384	9.87%	5,882
2006*	10.000000	10.240314	2.40%	4,960
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.981188	9.174469	14.95%	5,682
2011	8.313029	7.981188	-3.99%	4,288
2010	7.628096	8.313029	8.98%	998
2009	5.943759	7.628096	28.34%	2,416
2008	9.772893	5.943759	-39.18%	775
2007*	10.000000	9.772893	-2.27%	284
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.341444	18.382475	12.49%	0
2011	16.028346	16.341444	1.95%	25
2010	14.424560	16.028346	11.12%	739
2009	10.060891	14.424560	43.37%	947
2008	14.227700	10.060891	-29.29%	948
2007	14.049499	14.227700	1.27%	948
2006	12.934751	14.049499	8.62%	2,105
2005	12.864955	12.934751	0.54%	4,601
2004	11.899285	12.864955	8.12%	5,525
2003*	10.000000	11.899285	18.99%	2,562

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.148176	14.809936	12.64%	0
2011	12.897558	13.148176	1.94%	2,742
2010	11.606439	12.897558	11.12%	6,134
2009	8.090783	11.606439	43.45%	5,500
2008	11.458925	8.090783	-29.39%	4,772
2007	11.311733	11.458925	1.30%	4,771
2006	10.414642	11.311733	8.61%	7,842
2005*	10.000000	10.414642	4.15%	4,046
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.590393	16.930563	16.04%	2,157
2011	15.245979	14.590393	-4.30%	6,152
2010	13.448093	15.245979	13.37%	9,685
2009	10.676501	13.448093	25.96%	3,641
2008	17.318324	10.676501	-38.35%	8,694
2007	18.109621	17.318324	-4.37%	21,158
2006	15.957644	18.109621	13.49%	17,545
2005	15.631642	15.957644	2.09%	4,050
2004	13.595292	15.631642	14.98%	735
2003*	10.000000	13.595292	35.95%	269
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.518932	8.626280	14.73%	0
2011	8.666687	7.518932	-13.24%	0
2010	7.648644	8.666687	13.31%	355
2009	5.091966	7.648644	50.21%	356
2008*	10.000000	5.091966	-49.08%	356
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.066692	9.916587	9.37%	9,928
2011	9.544246	9.066692	-5.00%	12,356
2010	7.865745	9.544246	21.34%	13,449
2009	6.101864	7.865745	28.91%	31,799
2008*	10.000000	6.101864	-38.98%	39,357
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	880
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.754944	10.638464	9.06%	0
2011	10.068809	9.754944	-3.12%	931
2010	9.286886	10.068809	8.42%	886
2009	7.892680	9.286886	17.66%	528
2008*	10.000000	7.892680	-21.07%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.152368	10.213369	11.59%	0
2011	9.652592	9.152368	-5.18%	1,006
2010	8.745895	9.652592	10.37%	960
2009	7.172940	8.745895	21.93%	0
2008*	10.000000	7.172940	-28.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.478460	11.060972	5.56%	3,485
2011	10.521626	10.478460	-0.41%	4,324
2010	10.032193	10.521626	4.88%	4,537
2009	9.039133	10.032193	10.99%	26,090
2008*	10.000000	9.039133	-9.61%	22,296
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.458397	10.436655	10.34%	9,884
2011	9.861439	9.458397	-4.09%	4,445
2010	9.016832	9.861439	9.37%	3,228
2009	7.529554	9.016832	19.75%	2,204
2008*	10.000000	7.529554	-24.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.819139	9.923178	12.52%	1,045
2011	9.420558	8.819139	-6.38%	1,046
2010	8.466193	9.420558	11.27%	0
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	506
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.023566	10.831315	8.06%	139,956
2011	10.234577	10.023566	-2.06%	141,853
2010	9.558616	10.234577	7.07%	142,750
2009	8.271397	9.558616	15.56%	3,291
2008*	10.000000	8.271397	-17.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.436873	12.070883	5.54%	11,465
2011	10.962081	11.436873	4.33%	9,906
2010	10.454385	10.962081	4.86%	15,944
2009	9.803732	10.454385	6.64%	28,970
2008*	10.000000	9.803732	-1.96%	1,523
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.401645	13.044692	5.19%	1,273
2011	11.908183	12.401645	4.14%	1,362
2010	11.216322	11.908183	6.17%	573
2009	9.809519	11.216322	14.34%	573
2008*	10.000000	9.809519	-1.90%	249

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.960981	32.121554	14.88%	0
2011	36.785246	27.960981	-23.99%	0
2010	32.316511	36.785246	13.83%	56
2009	20.178429	32.316511	60.15%	318
2008	48.845262	20.178429	-58.69%	318
2007	34.261585	48.845262	42.57%	318
2006	25.593427	34.261585	33.87%	318
2005	19.693802	25.593427	29.96%	589
2004	16.651616	19.693802	18.27%	589
2003*	10.000000	16.651616	66.52%	262
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.736949	19.215306	14.81%	1,996
2011	22.017490	16.736949	-23.98%	4,603
2010	19.346780	22.017490	13.80%	6,114
2009	12.080137	19.346780	60.15%	3,514
2008	29.195921	12.080137	-58.62%	2,680
2007	20.442522	29.195921	42.82%	10,092
2006	15.243606	20.442522	34.11%	2,477
2005	11.715831	15.243606	30.11%	1,068
2004*	10.000000	11.715831	17.16%	862
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.744186	12.896769	1.20%	67,737
2011	12.099304	12.744186	5.33%	70,884
2010	11.758780	12.099304	2.90%	80,363
2009	11.660809	11.758780	0.84%	105,046
2008	11.023542	11.660809	5.78%	119,321
2007	10.476712	11.023542	5.22%	110,498
2006	10.323283	10.476712	1.49%	41,729
2005	10.179763	10.323283	1.41%	17,955
2004	10.038872	10.179763	1.40%	16,152
2003*	10.000000	10.038872	0.39%	2,736
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.784317	7.676311	13.15%	311
2011	7.676060	6.784317	-11.62%	277
2010	6.917197	7.676060	10.97%	1,578
2009	5.441437	6.917197	27.12%	3,324
2008*	10.000000	5.441437	-45.59%	1,189
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.411512	8.603248	16.08%	0
2011	8.659907	7.411512	-14.42%	0
2010	8.211043	8.659907	5.47%	0
2009	6.501522	8.211043	26.29%	0
2008	11.634112	6.501522	-44.12%	0
2007	10.831580	11.634112	7.41%	0
2006*	10.000000	10.831580	8.32%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.975717	18.182340	13.81%	92
2011	16.933712	15.975717	-5.66%	64
2010	15.043224	16.933712	12.57%	174
2009	12.042687	15.043224	24.92%	6,512
2008	19.418103	12.042687	-37.98%	1,711
2007	18.663939	19.418103	4.04%	2,235
2006	16.261968	18.663939	14.77%	1,199
2005	15.342293	16.261968	5.99%	272
2004	13.701620	15.342293	11.97%	110
2003*	10.000000	13.701620	37.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.286428	13.197182	7.41%	0
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.904880	14.224401	10.22%	6,036
2011	13.265048	12.904880	-2.72%	6,663
2010	12.057478	13.265048	10.02%	6,679
2009*	10.000000	12.057478	20.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.527245	12.937881	3.28%	4,342
2011	12.393105	12.527245	1.08%	4,991
2010	11.917943	12.393105	3.99%	4,050
2009	11.125672	11.917943	7.12%	4,015
2008	12.055724	11.125672	-7.71%	4,030
2007	11.650951	12.055724	3.47%	4,041
2006	11.175080	11.650951	4.26%	1,918
2005	11.015097	11.175080	1.45%	1,226
2004	10.718341	11.015097	2.77%	1,328
2003*	10.000000	10.718341	7.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.527801	15.808117	8.81%	51,323
2011	14.799515	14.527801	-1.84%	59,274
2010	13.587725	14.799515	8.92%	50,866
2009	11.614317	13.587725	16.99%	54,804
2008	15.399414	11.614317	-24.58%	59,265
2007	14.843178	15.399414	3.75%	55,368
2006	13.573482	14.843178	9.35%	51,104
2005	13.120388	13.573482	3.45%	27,247
2004	12.197676	13.120388	7.56%	22,429
2003*	10.000000	12.197676	21.98%	6,558

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.500648	17.315454	11.71%	29,459
2011	16.127159	15.500648	-3.88%	46,031
2010	14.554604	16.127159	10.80%	78,322
2009	11.915016	14.554604	22.15%	118,520
2008	17.685357	11.915016	-32.63%	118,877
2007	16.967720	17.685357	4.23%	118,814
2006	15.084471	16.967720	12.48%	139,269
2005	14.345619	15.084471	5.15%	73,196
2004	13.032501	14.345619	10.08%	65,562
2003*	10.000000	13.032501	30.33%	16,314
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.696059	14.530234	6.09%	3,641
2011	13.664709	13.696059	0.23%	7,788
2010	12.823011	13.664709	6.56%	21,830
2009	11.398289	12.823011	12.50%	22,363
2008	13.662752	11.398289	-16.57%	24,056
2007	13.144366	13.662752	3.94%	50,380
2006	12.344849	13.144366	6.48%	63,673
2005	12.030792	12.344849	2.61%	6,937
2004	11.432830	12.030792	5.23%	2,814
2003*	10.000000	11.432830	14.33%	1,813
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.143632	15.284154	16.29%	10,628
2011	13.726542	13.143632	-4.25%	19,901
2010	12.880958	13.726542	6.56%	28,841
2009*	10.000000	12.880958	28.81%	380
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.250791	23.360061	15.35%	439
2011	21.159631	20.250791	-4.30%	1,211
2010	17.073555	21.159631	23.93%	5,860
2009	12.713568	17.073555	34.29%	6,180
2008	20.377307	12.713568	-37.61%	6,184
2007	19.294289	20.377307	5.61%	7,972
2006	17.878889	19.294289	7.92%	6,803
2005	16.240650	17.878889	10.09%	7,251
2004	14.290151	16.240650	13.65%	4,486
2003*	10.000000	14.290151	42.90%	1,415

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.899405	9.720735	-1.80%	75,963
2011	10.080348	9.899405	-1.80%	68,448
2010	10.265103	10.080348	-1.80%	39,633
2009	10.448876	10.265103	-1.76%	59,948
2008	10.426279	10.448876	0.22%	164,899
2007	10.132810	10.426279	2.90%	58,005
2006	9.870853	10.132810	2.65%	17,595
2005	9.790082	9.870853	0.83%	13,119
2004	9.889293	9.790082	-1.00%	4,311
2003*	10.000000	9.889293	-1.11%	1,395
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.506993	14.888032	10.22%	1,040
2011	13.031001	13.506993	3.65%	7,198
2010	11.999350	13.031001	8.60%	3,752
2009	9.824098	11.999350	22.14%	8,025
2008	12.095722	9.824098	-18.78%	6,769
2007	11.774087	12.095722	2.73%	11,164
2006	11.436003	11.774087	2.96%	16,140
2005	11.396583	11.436003	0.35%	15,432
2004	10.893681	11.396583	4.62%	14,882
2003*	10.000000	10.893681	8.94%	2,599
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.021231	9.098988	13.44%	8,797
2011	9.037755	8.021231	-11.25%	13,096
2010	8.086870	9.037755	11.76%	15,818
2009	6.050429	8.086870	33.66%	32,184
2008*	10.000000	6.050429	-39.50%	34,870
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.287879	14.123274	14.94%	0
2011	14.969960	12.287879	-17.92%	0
2010	14.395582	14.969960	3.99%	0
2009	11.319314	14.395582	27.18%	0
2008	21.537850	11.319314	-47.44%	86
2007	21.356427	21.537850	0.85%	86
2006	17.766611	21.356427	20.21%	86
2005	16.183856	17.766611	9.78%	86
2004	13.733726	16.183856	17.48%	122
2003*	10.000000	13.733726	37.34%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.694699	9.984728	14.84%	0
2011	10.590722	8.694699	-17.90%	3,402
2010	10.188621	10.590722	3.95%	3,759
2009	8.012406	10.188621	27.16%	5,140
2008	15.237873	8.012406	-47.42%	13,790
2007	15.111008	15.237873	0.84%	21,430
2006	12.570579	15.111008	20.21%	14,146
2005	11.449228	12.570579	9.79%	2,331
2004*	10.000000	11.449228	14.49%	287
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.592706	9.799546	14.04%	4,334
2011	9.042175	8.592706	-4.97%	12,651
2010	7.981912	9.042175	13.28%	19,630
2009	6.283783	7.981912	27.02%	28,978
2008*	10.000000	6.283783	-37.16%	2,052
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.012466	9.252011	15.47%	0
2011	8.688406	8.012466	-7.78%	6,485
2010	7.847341	8.688406	10.72%	12,334
2009	6.271938	7.847341	25.12%	16,414
2008*	10.000000	6.271938	-37.28%	1,932
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.981908	10.111494	12.58%	7,788
2011	9.572291	8.981908	-6.17%	15,646
2010	7.707532	9.572291	24.19%	15,697
2009	6.194427	7.707532	24.43%	24,752
2008*	10.000000	6.194427	-38.06%	13,257
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.639322	11.012612	14.25%	7,119
2011	10.048939	9.639322	-4.08%	11,952
2010	8.553700	10.048939	17.48%	16,579
2009	6.676263	8.553700	28.12%	23,828
2008*	10.000000	6.676263	-33.24%	25,487
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.759512	15.280298	11.05%	727
2011	14.132927	13.759512	-2.64%	1,751
2010	11.503780	14.132927	22.85%	2,367
2009	9.210609	11.503780	24.90%	2,603
2008	17.544321	9.210609	-47.50%	1,537
2007	16.317444	17.544321	7.52%	6,839
2006	16.134121	16.317444	1.14%	2,484
2005	15.249341	16.134121	5.80%	1,732
2004	13.721857	15.249341	11.13%	1,465
2003*	10.000000	13.721857	37.22%	317

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.208436	22.691833	18.13%	65
2011	20.688034	19.208436	-7.15%	1,052
2010	16.657048	20.688034	24.20%	1,952
2009	13.477173	16.657048	23.59%	3,008
2008	20.272848	13.477173	-33.52%	2,404
2007	22.255469	20.272848	-8.91%	4,285
2006	19.353450	22.255469	14.99%	5,093
2005	19.173862	19.353450	0.94%	6,659
2004	16.688734	19.173862	14.89%	6,098
2003*	10.000000	16.688734	66.89%	2,559
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.697175	21.155476	13.15%	0
2011	20.212173	18.697175	-7.50%	612
2010	16.468562	20.212173	22.73%	2,240
2009	12.475251	16.468562	32.01%	3,266
2008	20.608770	12.475251	-39.47%	4,657
2007	20.598389	20.608770	0.05%	5,476
2006	18.769168	20.598389	9.75%	5,605
2005	17.063461	18.769168	10.00%	2,729
2004	14.628336	17.063461	16.65%	2,036
2003*	10.000000	14.628336	46.28%	784
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.545453	15.142923	11.79%	6,490
2011	13.741266	13.545453	-1.42%	7,643
2010	12.358728	13.741266	11.19%	9,079
2009	10.023574	12.358728	23.30%	20,219
2008	17.482313	10.023574	-42.66%	25,838
2007	16.501933	17.482313	5.94%	26,915
2006	14.817828	16.501933	11.37%	17,542
2005	14.096285	14.817828	5.12%	0
2004	13.105211	14.096285	7.56%	0
2003*	10.000000	13.105211	31.05%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.477882	10.757084	13.50%	2,856
2011	9.093061	9.477882	4.23%	7,069
2010	7.132550	9.093061	27.49%	10,647
2009	5.565185	7.132550	28.16%	23,340
2008*	10.000000	5.565185	-44.35%	56
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.338148	10.509297	1.66%	623
2011	10.392235	10.338148	-0.52%	5,934
2010	10.332676	10.392235	0.58%	7,735
2009	9.823638	10.332676	5.18%	7,710
2008*	10.000000	9.823638	-1.76%	1,898

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.565412	13.578670	17.41%	9,591
2011	13.448274	11.565412	-14.00%	7,551
2010	12.877409	13.448274	4.43%	8,397
2009*	10.000000	12.877409	28.77%	19,125
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.034926	10.307634	2.72%	10,717
2011	10.188937	10.034926	-1.51%	10,654
2010	9.854848	10.188937	3.39%	14,888
2009	8.855318	9.854848	11.29%	30,655
2008	10.416482	8.855318	-14.99%	34,455
2007	10.125323	10.416482	2.88%	44,039
2006	9.894639	10.125323	2.33%	23,878
2005	9.932152	9.894639	-0.38%	10,553
2004	10.036005	9.932152	-1.03%	6,848
2003*	10.000000	10.036005	0.36%	527
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.522061	13.380830	6.86%	0
2011	12.887809	12.522061	-2.84%	0
2010	10.972088	12.887809	17.46%	53
2009	9.102129	10.972088	20.54%	672
2008	15.314432	9.102129	-40.57%	819
2007	15.516839	15.314432	-1.30%	886
2006	15.012087	15.516839	3.36%	916
2005	14.855998	15.012087	1.05%	996
2004	13.522216	14.855998	9.86%	1,009
2003*	10.000000	13.522216	35.22%	794
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.839478	16.171660	8.98%	2,087
2011	15.591222	14.839478	-4.82%	3,970
2010	12.923170	15.591222	20.65%	6,601
2009	10.013252	12.923170	29.06%	6,902
2008	16.838934	10.013252	-40.54%	7,189
2007	15.936002	16.838934	5.67%	40,550
2006	14.271672	15.936002	11.66%	28,514
2005	13.599927	14.271672	4.94%	2,406
2004	12.225637	13.599927	11.24%	827
2003*	10.000000	12.225637	22.26%	356

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.659277	15.035881	18.77%	1,822
2011	14.087322	12.659277	-10.14%	3,172
2010	12.402160	14.087322	13.59%	6,331
2009	9.061175	12.402160	36.87%	6,081
2008	15.468733	9.061175	-41.42%	6,614
2007	14.853903	15.468733	4.14%	8,111
2006	12.883737	14.853903	15.29%	8,663
2005	11.503272	12.883737	12.00%	7,881
2004*	10.000000	11.503272	15.03%	2,363
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.397365	23.038040	18.77%	0
2011	21.593622	19.397365	-10.17%	0
2010	19.004772	21.593622	13.62%	1,055
2009	13.887705	19.004772	36.85%	2,094
2008	23.701973	13.887705	-41.41%	2,118
2007	22.755050	23.701973	4.16%	2,922
2006	19.742872	22.755050	15.26%	2,992
2005	17.625493	19.742872	12.01%	3,736
2004	15.098167	17.625493	16.74%	3,862
2003*	10.000000	15.098167	50.98%	1,313
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.142487	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.150389	16.203001	14.51%	7,155
2011	14.454684	14.150389	-2.11%	7,598
2010	12.708267	14.454684	13.74%	9,119
2009	10.110795	12.708267	25.69%	19,221
2008	16.776556	10.110795	-39.73%	23,279
2007	16.404704	16.776556	2.27%	24,795
2006	14.556268	16.404704	12.70%	20,642
2005	14.017578	14.556268	3.84%	2,517
2004	13.078404	14.017578	7.18%	2,565
2003*	10.000000	13.078404	30.78%	534
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.643856	22.697960	15.55%	1,765
2011	20.491527	19.643856	-4.14%	1,926
2010	16.957145	20.491527	20.84%	2,434
2009	12.615191	16.957145	34.42%	3,222
2008	20.722098	12.615191	-39.12%	10,115
2007	21.401986	20.722098	-3.18%	8,987
2006	19.007120	21.401986	12.60%	6,839
2005	17.640670	19.007120	7.75%	1,060
2004	15.072953	17.640670	17.04%	1,192
2003*	10.000000	15.072953	50.73%	584

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.588592	5.89%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	0
2010	10.834026	11.636134	7.40%	0
2009*	10.000000	10.834026	8.34%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.181746	11.611314	3.84%	4,806
2011	11.272539	11.181746	-0.81%	5,419
2010	10.913226	11.272539	3.29%	4,763
2009*	10.000000	10.913226	9.13%	9,303
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.970403	10.720627	7.52%	1,019
2011*	10.000000	9.970403	-0.30%	823
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.732797	13.725967	16.99%	0
2011	12.528965	11.732797	-6.35%	0
2010	11.154656	12.528965	12.32%	181
2009	8.750441	11.154656	27.48%	181
2008	14.536245	8.750441	-39.80%	835
2007	15.755685	14.536245	-7.74%	1,223
2006	13.841360	15.755685	13.83%	1,798
2005	13.394064	13.841360	3.34%	1,942
2004	12.275514	13.394064	9.11%	2,262
2003*	10.000000	12.275514	22.76%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.596327	15.079944	19.72%	0
2011	15.441920	12.596327	-18.43%	0
2010	14.291841	15.441920	8.05%	0
2009	11.677311	14.291841	22.39%	0
2008	21.216886	11.677311	-44.96%	0
2007	19.939586	21.216886	6.41%	0
2006	15.897319	19.939586	25.43%	0
2005	14.427990	15.897319	10.18%	0
2004	12.644552	14.427990	14.10%	0
2003*	10.000000	12.644552	26.45%	403

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.810141	14.368795	12.17%	0
2011	15.878783	12.810141	-19.33%	0
2010	13.385645	15.878783	18.63%	0
2009	8.316778	13.385645	60.95%	0
2008	13.450480	8.316778	-38.17%	0
2007	12.981735	13.450480	3.61%	0
2006	12.537566	12.981735	3.54%	0
2005	12.079069	12.537566	3.80%	0
2004	11.711064	12.079069	3.14%	0
2003*	10.000000	11.711064	17.11%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.392176	14.654528	28.64%	5,415
2011	10.509110	11.392176	8.40%	0
2010*	10.000000	10.509110	5.09%	180
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.348781	12.168491	7.22%	1,472
2011	10.963809	11.348781	3.51%	9,957
2010	10.448159	10.963809	4.94%	7,290
2009	9.727192	10.448159	7.41%	7,496
2008	11.062118	9.727192	-12.07%	17,617
2007	10.707238	11.062118	3.31%	34,940
2006	10.528053	10.707238	1.70%	16,011
2005	10.314724	10.528053	2.07%	4,036
2004	10.092718	10.314724	2.20%	3,550
2003*	10.000000	10.092718	0.93%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.487412	23.714077	15.75%	0
2011	19.518249	20.487412	4.97%	0
2010	18.111557	19.518249	7.77%	744
2009	14.174913	18.111557	27.77%	744
2008	16.978141	14.174913	-16.51%	745
2007	16.251803	16.978141	4.47%	849
2006	14.935322	16.251803	8.81%	850
2005	13.562397	14.935322	10.12%	1,509
2004	12.546417	13.562397	8.10%	1,527
2003*	10.000000	12.546417	25.46%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.702966	-2.97%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.607335	-3.93%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.062138	15.954536	5.92%	0
2011	16.076701	15.062138	-6.31%	93
2010	12.913770	16.076701	24.49%	1,222
2009	8.615146	12.913770	49.90%	798

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.308110	16.464439	15.07%	0
2011	13.742989	14.308110	4.11%	0
2010	12.413111	13.742989	10.71%	73
2009	10.508689	12.413111	18.12%	84
2008	18.054232	10.508689	-41.79%	1,302
2007	17.543710	18.054232	2.91%	1,126
2006	15.278513	17.543710	14.83%	1,111
2005	14.881685	15.278513	2.67%	1,146
2004	13.632334	14.881685	9.16%	1,389
2003*	10.000000	13.632334	36.32%	1,108
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.807956	23.031215	16.27%	79
2011	22.084830	19.807956	-10.31%	131
2010	17.774548	22.084830	24.25%	1,687
2009	12.694437	17.774548	40.02%	440
2008	20.130240	12.694437	-36.94%	606
2007	20.203167	20.130240	-0.36%	0
2006	18.023283	20.203167	12.09%	0
2005	17.220056	18.023283	4.66%	0
2004	14.734107	17.220056	16.87%	0
2003*	10.000000	14.734107	47.34%	1,413
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.116462	1.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.596485	14.329952	5.39%	5,473
2011	12.396085	13.596485	9.68%	15,061
2010	12.014646	12.396085	3.17%	26,383
2009	11.106590	12.014646	8.18%	36,226
2008	11.498609	11.106590	-3.41%	24,351
2007	10.700603	11.498609	7.46%	11,319
2006	10.731395	10.700603	-0.29%	12,159
2005	10.764887	10.731395	-0.31%	35,603
2004	10.365477	10.764887	3.85%	24,896
2003*	10.000000	10.365477	3.65%	493
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.231776	15.987293	12.34%	0
2011	14.096731	14.231776	0.96%	0
2010	12.613872	14.096731	11.76%	0
2009	10.912153	12.613872	15.59%	0
2008	17.033878	10.912153	-35.94%	161
2007	17.432300	17.033878	-2.29%	145
2006	15.203635	17.432300	14.66%	132
2005	14.819911	15.203635	2.59%	101
2004	13.412628	14.819911	10.49%	81
2003*	10.000000	13.412628	34.13%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.539412	15.444726	14.07%	8,135
2011	13.911364	13.539412	-2.67%	4,072
2010	11.912745	13.911364	16.78%	5,208
2009	9.350585	11.912745	27.40%	5,841
2008	12.620144	9.350585	-25.91%	14,212
2007	13.179014	12.620144	-4.24%	4,722
2006	11.167887	13.179014	18.01%	3,009
2005*	10.000000	11.167887	11.68%	953
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.254789	13.226327	7.93%	216
2011	12.956952	12.254789	-5.42%	10,222
2010	12.027073	12.956952	7.73%	48
2009*	10.000000	12.027073	20.27%	973
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.289105	23.047568	13.60%	929
2011	20.555092	20.289105	-1.29%	966
2010	16.643625	20.555092	23.50%	1,147
2009	13.563037	16.643625	22.71%	2,881
2008	20.002786	13.563037	-32.19%	2,390
2007	20.516323	20.002786	-2.50%	935
2006	18.269183	20.516323	12.30%	1,974
2005	17.356994	18.269183	5.26%	14,857
2004	14.508790	17.356994	19.63%	4,377
2003*	10.000000	14.508790	45.09%	2,886
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.631439	16.582303	13.33%	1,227
2011	14.668947	14.631439	-0.26%	2,820
2010	13.048410	14.668947	12.42%	4,068
2009	10.547325	13.048410	23.71%	9,320
2008	17.145170	10.547325	-38.48%	9,613
2007	16.639547	17.145170	3.04%	10,155
2006	14.714741	16.639547	13.08%	10,512
2005	14.354842	14.714741	2.51%	19,443
2004	13.253320	14.354842	8.31%	16,402
2003*	10.000000	13.253320	32.53%	12,306
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.831612	17.113277	8.10%	3,098
2011	14.833045	15.831612	6.73%	4,044
2010	13.136134	14.833045	12.92%	3,505
2009	10.949713	13.136134	19.97%	3,058
2008	15.874644	10.949713	-31.02%	13,292
2007	15.138224	15.874644	4.86%	3,729
2006	13.271692	15.138224	14.06%	4,698
2005	12.986389	13.271692	2.20%	7,862
2004	12.625572	12.986389	2.86%	7,089
2003*	10.000000	12.625572	26.26%	2,211

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.203746	13.221548	18.01%	0
2011	13.281829	11.203746	-15.65%	0
2010	10.344205	13.281829	28.40%	0
2009	8.380150	10.344205	23.44%	105
2008	13.721095	8.380150	-38.93%	1,565
2007	15.758805	13.721095	-12.93%	1,389
2006	15.509010	15.758805	1.61%	1,227
2005	14.968748	15.509010	3.61%	1,185
2004	13.733890	14.968748	8.99%	1,220
2003*	10.000000	13.733890	37.34%	1,256
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.084441	14.129435	7.99%	0
2011	14.107750	13.084441	-7.25%	0
2010	12.719010	14.107750	10.92%	0
2009	11.441022	12.719010	11.17%	0
2008	16.574035	11.441022	-30.97%	0
2007	15.403040	16.574035	7.60%	0
2006	13.553519	15.403040	13.65%	0
2005	13.578075	13.553519	-0.18%	0
2004	12.915694	13.578075	5.13%	0
2003*	10.000000	12.915694	29.16%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.302288	13.214717	7.42%	372
2011	12.288936	12.302288	0.11%	7,858
2010	11.562875	12.288936	6.28%	5,173
2009	9.804553	11.562875	17.93%	14,777
2008	10.805484	9.804553	-9.26%	16,555
2007	10.471975	10.805484	3.18%	17,126
2006	10.266398	10.471975	2.00%	19,895
2005	10.357156	10.266398	-0.88%	21,166
2004	10.213311	10.357156	1.41%	21,731
2003*	10.000000	10.213311	2.13%	19,756
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.773339	12.893469	9.51%	1,773
2011	12.046245	11.773339	-2.27%	5,335
2010	10.905056	12.046245	10.46%	5,886
2009	8.963395	10.905056	21.66%	6,245
2008	12.204072	8.963395	-26.55%	2,182
2007	11.469338	12.204072	6.41%	2,060
2006	10.663346	11.469338	7.56%	0
2005*	10.000000	10.663346	6.63%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.749070	13.038437	10.97%	20,348
2011	12.120556	11.749070	-3.06%	2,030
2010	10.801171	12.120556	12.22%	182
2009	8.560800	10.801171	26.17%	0
2008	12.979840	8.560800	-34.05%	0
2007	12.027039	12.979840	7.92%	0
2006	10.969142	12.027039	9.64%	0
2005*	10.000000	10.969142	9.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	0
2010	10.551525	12.002147	13.75%	0
2009	8.195231	10.551525	28.75%	0
2008	13.505146	8.195231	-39.32%	0
2007	12.388402	13.505146	9.01%	0
2006	11.176694	12.388402	10.84%	0
2005*	10.000000	11.176694	11.77%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.404595	15.834717	2.79%	1,423
2011	16.555210	15.404595	-6.95%	2,731
2010	14.155272	16.555210	16.95%	6,489
2009	9.772843	14.155272	44.84%	5,946
2008	21.839085	9.772843	-55.25%	12,893
2007	15.279127	21.839085	42.93%	20,397
2006	13.348402	15.279127	14.46%	18,274
2005*	10.000000	13.348402	33.48%	559
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.421183	16.567748	14.88%	12,959
2011	14.596869	14.421183	-1.20%	11,258
2010	12.941302	14.596869	12.79%	17,609
2009	10.151580	12.941302	27.48%	15,749
2008	18.086735	10.151580	-43.87%	15,653
2007	18.197972	18.086735	-0.61%	23,459
2006	15.459110	18.197972	17.72%	29,078
2005	14.918610	15.459110	3.62%	36,764
2004	13.664733	14.918610	9.18%	44,550
2003*	10.000000	13.664733	36.65%	16,272

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.579335	16.369918	12.28%	3,104
2011	14.858393	14.579335	-1.88%	8,826
2010	12.221840	14.858393	21.57%	6,768
2009	9.730934	12.221840	25.60%	7,080
2008	18.816653	9.730934	-48.29%	9,509
2007	15.137527	18.816653	24.30%	23,903
2006	14.470999	15.137527	4.61%	14,126
2005	13.974030	14.470999	3.56%	22,576
2004	13.806339	13.974030	1.21%	22,767
2003*	10.000000	13.806339	38.06%	6,727
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.062768	13.538964	3.65%	14,393
2011	12.433559	13.062768	5.06%	22,398
2010	11.778830	12.433559	5.56%	24,436
2009	10.393080	11.778830	13.33%	25,431
2008	10.968658	10.393080	-5.25%	21,380
2007	10.737961	10.968658	2.15%	28,933
2006	10.505247	10.737961	2.22%	19,053
2005	10.503682	10.505247	0.01%	13,760
2004	10.271299	10.503682	2.26%	43,219
2003*	10.000000	10.271299	2.71%	1,015
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.710878	25.535746	12.44%	12,463
2011	25.955059	22.710878	-12.50%	14,498
2010	20.567387	25.955059	26.20%	22,663
2009	14.994381	20.567387	37.17%	21,041
2008	25.296736	14.994381	-40.73%	20,858
2007	22.348276	25.296736	13.19%	16,217
2006	20.255999	22.348276	10.33%	15,751
2005	17.486236	20.255999	15.84%	16,027
2004	14.291814	17.486236	22.35%	12,172
2003*	10.000000	14.291814	42.92%	6,823
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.547217	18.368513	18.15%	0
2011	19.162728	15.547217	-18.87%	0
2010	17.303661	19.162728	10.74%	0
2009	13.967521	17.303661	23.88%	0
2008	25.394936	13.967521	-45.00%	0
2007	22.106362	25.394936	14.88%	0
2006	19.123170	22.106362	15.60%	0
2005	16.401788	19.123170	16.59%	1,204
2004	14.747430	16.401788	11.22%	1,232
2003*	10.000000	14.747430	47.47%	1,260

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.418061	12.315924	18.22%	949
2011	12.848501	10.418061	-18.92%	936
2010	11.602372	12.848501	10.74%	2,528
2009	9.366945	11.602372	23.87%	4,217
2008	17.026073	9.366945	-44.98%	2,766
2007	14.820340	17.026073	14.88%	6,898
2006	12.815973	14.820340	15.64%	8,975
2005	10.995945	12.815973	16.55%	14,031
2004*	10.000000	10.995945	9.96%	14,962
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.925535	22.354752	24.71%	0
2011	20.077343	17.925535	-10.72%	695
2010	16.191033	20.077343	24.00%	969
2009	10.496953	16.191033	54.25%	1,595
2008	21.955389	10.496953	-52.19%	2,505
2007	21.217030	21.955389	3.48%	2,346
2006	18.633000	21.217030	13.87%	1,994
2005	18.533418	18.633000	0.54%	5,033
2004	16.587140	18.533418	11.73%	7,255
2003*	10.000000	16.587140	65.87%	5,270
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.519704	12.736606	10.56%	6,051
2011	11.463051	11.519704	0.49%	10,642
2010	10.365402	11.463051	10.59%	15,013
2009	7.788371	10.365402	33.09%	6,802
2008	11.280782	7.788371	-30.96%	4,795
2007	11.078363	11.280782	1.83%	5,244
2006*	10.000000	11.078363	10.78%	1,884
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.194475	17.795419	9.89%	709
2011	15.565291	16.194475	4.04%	2,401
2010	13.144812	15.565291	18.41%	6,124
2009	11.413078	13.144812	15.17%	7,821
2008	15.951280	11.413078	-28.45%	12,411
2007	16.702536	15.951280	-4.50%	18,100
2006	14.528693	16.702536	14.96%	19,721
2005	14.311386	14.528693	1.52%	29,351
2004	13.136268	14.311386	8.95%	17,431
2003*	10.000000	13.136268	31.36%	4,426

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.291086	23.576811	16.19%	4,683
2011	21.480554	20.291086	-5.54%	4,912
2010	17.068056	21.480554	25.85%	6,476
2009	13.464186	17.068056	26.77%	19,528
2008	20.480506	13.464186	-34.26%	53,821
2007	21.377512	20.480506	-4.20%	7,626
2006	18.617786	21.377512	14.82%	4,492
2005	17.438799	18.617786	6.76%	32,300
2004	14.357875	17.438799	21.46%	23,160
2003*	10.000000	14.357875	43.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.788696	9.948307	13.19%	5,080
2011	9.094250	8.788696	-3.36%	5,293
2010	8.403837	9.094250	8.22%	5,297
2009	6.573599	8.403837	27.84%	5,301
2008*	10.000000	6.573599	-34.26%	5,307
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.066145	16.732232	11.06%	648
2011	18.242930	15.066145	-17.41%	1,490
2010	15.816419	18.242930	15.34%	1,514
2009	9.334414	15.816419	69.44%	7,068
2008	20.095412	9.334414	-53.55%	2,238
2007	15.910289	20.095412	26.30%	8,253
2006	12.646990	15.910289	25.80%	1,159
2005*	10.000000	12.646990	26.47%	524
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.126834	19.874113	16.04%	0
2011	19.525697	17.126834	-12.29%	0
2010	18.350761	19.525697	6.40%	425
2009	13.642936	18.350761	34.51%	425
2008	23.314502	13.642936	-41.48%	1,426
2007	20.575821	23.314502	13.31%	1,426
2006	17.260846	20.575821	19.21%	1,512
2005	15.962062	17.260846	8.14%	1,607
2004	13.720588	15.962062	16.34%	1,607
2003*	10.000000	13.720588	37.21%	1,478

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.321554	14.306550	16.11%	4,592
2011	14.054310	12.321554	-12.33%	4,980
2010	13.208602	14.054310	6.40%	9,952
2009	9.808898	13.208602	34.66%	9,992
2008	16.766478	9.808898	-41.50%	12,216
2007	14.798397	16.766478	13.30%	9,992
2006	12.412578	14.798397	19.22%	13,170
2005	11.482386	12.412578	8.10%	1,628
2004*	10.000000	11.482386	14.82%	655
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.630919	17.651621	12.93%	264
2011	16.058119	15.630919	-2.66%	8,782
2010	14.303830	16.058119	12.26%	6,982
2009	12.278911	14.303830	16.49%	7,929
2008	11.779233	12.278911	4.24%	3,715
2007	10.809817	11.779233	8.97%	2,555
2006	9.759551	10.809817	10.76%	1,225
2005*	10.000000	9.759551	-2.40%	439
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.184936	1.85%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.945515	10.011908	11.92%	0
2011	10.304278	8.945515	-13.19%	0
2010*	10.000000	10.304278	3.04%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.969534	13.202155	20.35%	177
2011	11.278617	10.969534	-2.74%	0
2010*	10.000000	11.278617	12.79%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.609358	-3.91%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.921681	-0.78%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.703580	-2.96%	2,041
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.480811	13.428712	16.97%	91
2011	12.605139	11.480811	-8.92%	3,722
2010	11.817371	12.605139	6.67%	2,582
2009*	10.000000	11.817371	18.17%	1,843

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.775009	7.75%	23,490
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.030618	0.31%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.237268	18.067655	11.27%	0
2011	16.321490	16.237268	-0.52%	0
2010	15.380173	16.321490	6.12%	0
2009	12.477840	15.380173	23.26%	0
2008	15.145534	12.477840	-17.61%	0
2007	14.111592	15.145534	8.38%	0
2006	12.911316	14.111592	9.30%	0
2005	12.217979	12.911316	5.67%	0
2004	11.494958	12.217979	6.29%	0
2003*	10.000000	11.494958	14.95%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.071424	20.752441	21.56%	2,548
2011	18.689987	17.071424	-8.66%	2,484
2010	17.883341	18.689987	4.51%	4,467
2009	12.478366	17.883341	43.31%	9,042
2008	22.830114	12.478366	-45.34%	7,119
2007	17.025367	22.830114	34.09%	2,755
2006	15.896255	17.025367	7.10%	0
2005	14.388282	15.896255	10.48%	0
2004	12.426582	14.388282	15.79%	2,647
2003*	10.000000	12.426582	24.27%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.922620	-0.77%	69
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.297382	29.211587	11.08%	709
2011	39.597895	26.297382	-33.59%	0
2010	32.270233	39.597895	22.71%	0
2009	18.360385	32.270233	75.76%	0
2008	39.160687	18.360385	-53.12%	0
2007	31.243624	39.160687	43.93%	0
2006	21.656559	31.243624	44.27%	0
2005	16.722219	21.656559	29.51%	0
2004	14.354875	16.722219	16.49%	0
2003*	10.000000	14.354875	43.55%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.471888	16.573159	14.52%	0
2011	14.689734	14.471888	-1.48%	0
2010	13.344822	14.689734	10.08%	3,317
2009	9.774798	13.344822	36.52%	3,317
2008	15.803516	9.774798	-38.15%	3,568
2007	14.503959	15.803516	8.96%	3,573
2006	13.770714	14.503959	5.32%	3,915
2005	13.460591	13.770714	2.30%	4,087
2004	12.583644	13.460591	6.97%	3,159
2003*	10.000000	12.583644	25.84%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.189999	1.90%	1,552
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.269377	18.503779	13.73%	5,135
2011	16.653081	16.269377	-2.30%	4,840
2010	15.255643	16.653081	9.16%	8,114
2009	12.693375	15.255643	20.19%	17,366
2008	19.229140	12.693375	-33.99%	12,359
2007	18.210675	19.229140	5.59%	41,087
2006	15.395861	18.210675	18.28%	11,516
2005	14.732461	15.395861	4.50%	7,263
2004	13.072099	14.732461	12.70%	634
2003*	10.000000	13.072099	30.72%	2,532
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.325388	11.748430	13.78%	772
2011	10.709979	10.325388	-3.59%	149
2010*	10.000000	10.709979	7.10%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.046352	10.102135	11.67%	4,912
2011*	10.000000	9.046352	-9.54%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.578667	15.252060	12.32%	6,322
2011	13.767110	13.578667	-1.37%	10,918
2010	12.396141	13.767110	11.06%	21,010
2009*	10.000000	12.396141	23.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.876964	11.217368	13.57%	113,282
2011	9.970101	9.876964	-0.93%	106,933
2010	9.068158	9.970101	9.95%	114,717
2009	7.486222	9.068158	21.13%	115,763
2008	10.861614	7.486222	-31.08%	102,351
2007	10.427094	10.861614	4.17%	39,038
2006*	10.000000	10.427094	4.27%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.058827	11.392820	3.02%	41,643
2011	10.656705	11.058827	3.77%	50,361
2010	10.243901	10.656705	4.03%	60,158
2009	9.306266	10.243901	10.08%	56,870
2008	10.520262	9.306266	-11.54%	52,455
2007	10.409221	10.520262	1.07%	29,149
2006*	10.000000	10.409221	4.09%	422
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.783291	11.722659	19.82%	3,456
2011	10.990536	9.783291	-10.98%	3,748
2010	10.060622	10.990536	9.24%	12,839
2009	7.238672	10.060622	38.98%	13,346
2008	12.019214	7.238672	-39.77%	11,881
2007	10.708700	12.019214	12.24%	9,090
2006*	10.000000	10.708700	7.09%	2,549
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.099247	10.484616	15.23%	12,508
2011	9.726409	9.099247	-6.45%	13,338
2010	8.384221	9.726409	16.01%	20,068
2009	6.155155	8.384221	36.21%	25,165
2008	11.241811	6.155155	-45.25%	20,584
2007	10.236847	11.241811	9.82%	12,752
2006*	10.000000	10.236847	2.37%	3,273
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.962252	9.148015	14.89%	37,839
2011	8.297526	7.962252	-4.04%	53,209
2010	7.617747	8.297526	8.92%	61,124
2009	5.938710	7.617747	28.27%	61,023
2008	9.769577	5.938710	-39.21%	50,240
2007*	10.000000	9.769577	-2.30%	27,109
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.267785	18.290277	12.43%	0
2011	15.964206	16.267785	1.90%	0
2010	14.374149	15.964206	11.06%	1,919
2009	10.030824	14.374149	43.30%	1,920
2008	14.192415	10.030824	-29.32%	2,108
2007	14.021832	14.192415	1.22%	2,161
2006	12.915841	14.021832	8.56%	2,374
2005	12.852665	12.915841	0.49%	2,607
2004	11.893980	12.852665	8.06%	34,077
2003*	10.000000	11.893980	18.94%	3,082

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.103626	14.752224	12.58%	36,352
2011	12.860404	13.103626	1.89%	46,944
2010	11.578896	12.860404	11.07%	43,923
2009	8.075684	11.578896	43.38%	52,844
2008	11.443376	8.075684	-29.43%	45,409
2007	11.302178	11.443376	1.25%	5,666
2006	10.411135	11.302178	8.56%	2,959
2005*	10.000000	10.411135	4.11%	8,789
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.524582	16.845598	15.98%	3,963
2011	15.184938	14.524582	-4.35%	4,967
2010	13.401074	15.184938	13.31%	14,354
2009	10.644586	13.401074	25.90%	10,093
2008	17.275388	10.644586	-38.38%	10,105
2007	18.073967	17.275388	-4.42%	14,895
2006	15.934319	18.073967	13.43%	6,473
2005	15.616715	15.934319	2.03%	6,295
2004	13.589226	15.616715	14.92%	5,924
2003*	10.000000	13.589226	35.89%	297
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.504897	8.605792	14.67%	0
2011	8.654916	7.504897	-13.29%	0
2010	7.642153	8.654916	13.25%	0
2009	5.090232	7.642153	50.13%	987
2008*	10.000000	5.090232	-49.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.049793	9.893050	9.32%	4,290
2011	9.531298	9.049793	-5.05%	3,315
2010	7.859069	9.531298	21.28%	5,557
2009	6.099785	7.859069	28.84%	11,039
2008*	10.000000	6.099785	-39.00%	15,213
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.326964	9.492713	14.00%	4,185
2011	9.061628	8.326964	-8.11%	4,188
2010	8.031170	9.061628	12.83%	4,192
2009	6.333434	8.031170	26.81%	103
2008*	10.000000	6.333434	-36.67%	2,126
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.736744	10.613196	9.00%	14,803
2011	10.055121	9.736744	-3.17%	7,606
2010	9.278998	10.055121	8.36%	7,675
2009	7.889996	9.278998	17.60%	8,474
2008*	10.000000	7.889996	-21.10%	8,535

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.135318	10.189136	11.54%	39,037
2011	9.639496	9.135318	-5.23%	39,085
2010	8.738475	9.639496	10.31%	11,032
2009	7.170498	8.738475	21.87%	13,274
2008*	10.000000	7.170498	-28.30%	9,039
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.458904	11.034695	5.51%	1,810
2011	10.507326	10.458904	-0.46%	5,365
2010	10.023671	10.507326	4.83%	8,889
2009	9.036060	10.023671	10.93%	5,904
2008*	10.000000	9.036060	-9.64%	205
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.440750	10.411868	10.29%	22,232
2011	9.848044	9.440750	-4.14%	23,483
2010	9.009172	9.848044	9.31%	39,786
2009	7.526994	9.009172	19.69%	10,788
2008*	10.000000	7.526994	-24.73%	9,955
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.802675	9.899609	12.46%	5,738
2011	9.407764	8.802675	-6.43%	5,795
2010	8.458991	9.407764	11.22%	23,630
2009	6.808767	8.458991	24.24%	145
2008*	10.000000	6.808767	-31.91%	2,633
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.004897	10.805629	8.00%	1,028
2011	10.220701	10.004897	-2.11%	4,776
2010	9.550512	10.220701	7.02%	3,748
2009	8.268590	9.550512	15.50%	3,751
2008*	10.000000	8.268590	-17.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.415554	12.042223	5.49%	2,883
2011	10.947201	11.415554	4.28%	1,894
2010	10.445512	10.947201	4.80%	5,212
2009	9.800405	10.445512	6.58%	9,181
2008*	10.000000	9.800405	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.378536	13.013750	5.13%	1,577
2011	11.892035	12.378536	4.09%	60
2010	11.206811	11.892035	6.11%	10,788
2009	9.806200	11.206811	14.28%	31,042
2008*	10.000000	9.806200	-1.94%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.834924	31.960427	14.82%	0
2011	36.638038	27.834924	-24.03%	0
2010	32.203559	36.638038	13.77%	0
2009	20.118140	32.203559	60.07%	0
2008	48.724248	20.118140	-58.71%	0
2007	34.194184	48.724248	42.49%	0
2006	25.556052	34.194184	33.80%	0
2005	19.675015	25.556052	29.89%	42
2004	16.644208	19.675015	18.21%	42
2003*	10.000000	16.644208	66.44%	42
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.671772	19.130712	14.75%	28
2011	21.942915	16.671772	-24.02%	677
2010	19.291051	21.942915	13.75%	10,801
2009	12.051474	19.291051	60.07%	6,105
2008	29.141566	12.051474	-58.65%	3,045
2007	20.414905	29.141566	42.75%	9,213
2006	15.230741	20.414905	34.04%	9,094
2005	11.711869	15.230741	30.05%	12,157
2004*	10.000000	11.711869	17.12%	305
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.686748	12.832090	1.15%	5,710
2011	12.050888	12.686748	5.28%	14,875
2010	11.717690	12.050888	2.84%	11,293
2009	11.625974	11.717690	0.79%	37,433
2008	10.996208	11.625974	5.73%	76,592
2007	10.456077	10.996208	5.17%	86,769
2006	10.308192	10.456077	1.43%	83,442
2005	10.170039	10.308192	1.36%	35,203
2004	10.034393	10.170039	1.35%	25,923
2003*	10.000000	10.034393	0.34%	16,696
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.771668	7.658091	13.09%	473
2011	7.665647	6.771668	-11.66%	1,920
2010	6.911330	7.665647	10.91%	13,225
2009	5.439586	6.911330	27.06%	6,818
2008*	10.000000	5.439586	-45.60%	2,184
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.390148	8.574084	16.02%	247
2011	8.639344	7.390148	-14.46%	257
2010	8.195706	8.639344	5.41%	259
2009	6.492680	8.195706	26.23%	5,666
2008	11.624236	6.492680	-44.15%	803
2007	10.827926	11.624236	7.35%	1,809
2006*	10.000000	10.827926	8.28%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.903701	18.091136	13.75%	50,283
2011	16.865953	15.903701	-5.71%	99,253
2010	14.990655	16.865953	12.51%	117,887
2009	12.006727	14.990655	24.85%	144,080
2008	19.370012	12.006727	-38.01%	158,329
2007	18.627254	19.370012	3.99%	172,467
2006	16.238229	18.627254	14.71%	221,009
2005	15.327674	16.238229	5.94%	194,384
2004	13.695527	15.327674	11.92%	78,451
2003*	10.000000	13.695527	39.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.269767	13.172548	7.36%	0
2011	12.390907	12.269767	-0.98%	24,698
2010	11.496080	12.390907	7.78%	26,503
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.887370	14.197850	10.17%	18,902
2011	13.253792	12.887370	-2.76%	19,220
2010	12.053380	13.253792	9.96%	5,456
2009*	10.000000	12.053380	20.53%	5,494
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.470780	12.872988	3.23%	14,451
2011	12.343508	12.470780	1.03%	18,698
2010	11.876288	12.343508	3.93%	19,134
2009	11.092429	11.876288	7.07%	29,833
2008	12.025824	11.092429	-7.76%	21,887
2007	11.628004	12.025824	3.42%	24,163
2006	11.158734	11.628004	4.21%	24,940
2005	11.004575	11.158734	1.40%	27,331
2004	10.713558	11.004575	2.72%	23,123
2003*	10.000000	10.713558	7.14%	1,548
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.462282	15.728790	8.76%	57,402
2011	14.740247	14.462282	-1.89%	61,756
2010	13.540200	14.740247	8.86%	200,382
2009	11.579600	13.540200	16.93%	228,370
2008	15.361218	11.579600	-24.62%	231,052
2007	14.813939	15.361218	3.69%	237,997
2006	13.553620	14.813939	9.30%	245,664
2005	13.107851	13.553620	3.40%	296,667
2004	12.192229	13.107851	7.51%	217,863
2003*	10.000000	12.192229	21.92%	5,808

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.430735	17.228554	11.65%	125,949
2011	16.062594	15.430735	-3.93%	188,113
2010	14.503712	16.062594	10.75%	285,214
2009	11.879401	14.503712	22.09%	354,020
2008	17.641492	11.879401	-32.66%	380,020
2007	16.934317	17.641492	4.18%	354,869
2006	15.062418	16.934317	12.43%	337,339
2005	14.331913	15.062418	5.10%	348,955
2004	13.026688	14.331913	10.02%	215,235
2003*	10.000000	13.026688	30.27%	11,453
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.634356	14.457393	6.04%	16,817
2011	13.610050	13.634356	0.18%	23,174
2010	12.778219	13.610050	6.51%	52,059
2009	11.364256	12.778219	12.44%	64,310
2008	13.628897	11.364256	-16.62%	73,681
2007	13.118511	13.628897	3.89%	84,604
2006	12.326824	13.118511	6.42%	88,392
2005	12.019327	12.326824	2.56%	92,972
2004	11.427726	12.019327	5.18%	72,756
2003*	10.000000	11.427726	14.28%	4,031
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.125810	15.255643	16.23%	7,540
2011	13.714900	13.125810	-4.30%	14,176
2010	12.876575	13.714900	6.51%	42,485
2009*	10.000000	12.876575	28.77%	776
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.159477	23.242853	15.29%	3,514
2011	21.074937	20.159477	-4.34%	493
2010	17.013868	21.074937	23.87%	2,220
2009	12.675571	17.013868	34.23%	7,251
2008	20.326795	12.675571	-37.64%	4,634
2007	19.256325	20.326795	5.56%	5,792
2006	17.852771	19.256325	7.86%	5,084
2005	16.225157	17.852771	10.03%	4,884
2004	14.283788	16.225157	13.59%	6,336
2003*	10.000000	14.283788	42.84%	4,252

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.854573	9.671770	-1.86%	19,000
2011	10.039796	9.854573	-1.84%	32,572
2010	10.229014	10.039796	-1.85%	48,583
2009	10.417445	10.229014	-1.81%	116,440
2008	10.400214	10.417445	0.17%	165,235
2007	10.112656	10.400214	2.84%	37,174
2006	9.856226	10.112656	2.60%	42,900
2005	9.780540	9.856226	0.77%	72,544
2004	9.884687	9.780540	-1.05%	37,053
2003*	10.000000	9.884687	-1.15%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.446101	14.813348	10.17%	25,010
2011	12.978836	13.446101	3.60%	8,665
2010	11.957409	12.978836	8.54%	43,693
2009	9.794737	11.957409	22.08%	31,536
2008	12.065711	9.794737	-18.82%	15,342
2007	11.750886	12.065711	2.68%	10,619
2006	11.419269	11.750886	2.90%	7,607
2005	11.385690	11.419269	0.29%	14,069
2004	10.888817	11.385690	4.56%	16,415
2003*	10.000000	10.888817	8.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.006280	9.077393	13.38%	5,930
2011	9.025504	8.006280	-11.29%	6,258
2010	8.080005	9.025504	11.70%	6,797
2009	6.048367	8.080005	33.59%	16,575
2008*	10.000000	6.048367	-39.52%	12,176
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.233737	14.053860	14.88%	0
2011	14.911587	12.233737	-17.96%	0
2010	14.346757	14.911587	3.94%	0
2009	11.286674	14.346757	27.11%	0
2008	21.486728	11.286674	-47.47%	0
2007	21.316653	21.486728	0.80%	0
2006	17.742531	21.316653	20.14%	0
2005	16.170138	17.742531	9.72%	0
2004	13.729071	16.170138	17.78%	0
2003*	10.000000	13.729071	37.29%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.660822	9.940755	14.78%	268
2011	10.554825	8.660822	-17.94%	2,454
2010	10.159263	10.554825	3.89%	5,368
2009	7.993388	10.159263	27.10%	10,681
2008	15.209482	7.993388	-47.44%	12,347
2007	15.090586	15.209482	0.79%	41,962
2006	12.559962	15.090586	20.15%	83,276
2005	11.445372	12.559962	9.74%	99,654
2004*	10.000000	11.445372	14.45%	3,786
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.576687	9.776303	13.99%	2,516
2011	9.029911	8.576687	-5.02%	2,886
2010	7.975139	9.029911	13.23%	17,146
2009	6.281640	7.975139	26.96%	9,936
2008*	10.000000	6.281640	-37.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.997515	9.230031	15.41%	718
2011	8.676601	7.997515	-7.83%	842
2010	7.840677	8.676601	10.66%	10,995
2009	6.269802	7.840677	25.05%	11,139
2008*	10.000000	6.269802	-37.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.965139	10.087466	12.52%	13,633
2011	9.559284	8.965139	-6.22%	13,210
2010	7.700979	9.559284	24.13%	7,516
2009	6.192315	7.700979	24.36%	14,869
2008*	10.000000	6.192315	-38.08%	4,854
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.621339	10.986464	14.19%	4,027
2011	10.035290	9.621339	-4.12%	3,657
2010	8.546437	10.035290	17.42%	4,304
2009	6.673995	8.546437	28.06%	13,286
2008*	10.000000	6.673995	-33.26%	9,034
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.697455	15.203622	11.00%	1,315
2011	14.076350	13.697455	-2.69%	1,349
2010	11.463564	14.076350	22.79%	1,130
2009	9.183081	11.463564	24.83%	1,197
2008	17.500830	9.183081	-47.53%	565
2007	16.285328	17.500830	7.46%	644
2006	16.110548	16.285328	1.08%	654
2005	15.234783	16.110548	5.75%	1,085
2004	13.715748	15.234783	11.08%	813
2003*	10.000000	13.715748	37.16%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.121810	22.577981	18.07%	481
2011	20.605213	19.121810	-7.20%	2,265
2010	16.598802	20.605213	24.14%	3,407
2009	13.436896	16.598802	23.53%	4,921
2008	20.222599	13.436896	-33.56%	2,929
2007	22.211681	20.222599	-8.96%	2,847
2006	19.325182	22.211681	14.94%	3,483
2005	19.155578	19.325182	0.89%	4,054
2004	16.681315	19.155578	14.83%	5,280
2003*	10.000000	16.681315	66.81%	1,343
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.612848	21.049325	13.09%	1,324
2011	20.131252	18.612848	-7.54%	1,431
2010	16.410976	20.131252	22.67%	2,840
2009	12.437959	16.410976	31.94%	6,172
2008	20.557672	12.437959	-39.50%	5,173
2007	20.557852	20.557672	0.00%	7,962
2006	18.741745	20.557852	9.69%	7,185
2005	17.047183	18.741745	9.94%	7,159
2004	14.621826	17.047183	16.59%	7,769
2003*	10.000000	14.621826	46.22%	1,280
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.484355	15.066929	11.74%	2,670
2011	13.686234	13.484355	-1.48%	3,542
2010	12.315506	13.686234	11.13%	4,307
2009	9.993615	12.315506	23.23%	8,651
2008	17.438964	9.993615	-42.69%	12,745
2007	16.469458	17.438964	5.89%	17,061
2006	14.796175	16.469458	11.31%	9,669
2005	14.082839	14.796175	5.07%	4,317
2004	13.099371	14.082839	7.51%	3,300
2003*	10.000000	13.099371	30.99%	2,361
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.460182	10.731513	13.44%	13,529
2011	9.080691	9.460182	4.18%	17,966
2010	7.126472	9.080691	27.42%	49,834
2009	5.563279	7.126472	28.10%	30,395
2008*	10.000000	5.563279	-44.37%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.318874	10.484347	1.60%	9,844
2011	10.378124	10.318874	-0.57%	11,936
2010	10.323906	10.378124	0.53%	12,757
2009	9.820295	10.323906	5.13%	16,494
2008*	10.000000	9.820295	-1.80%	15,831

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.549727	13.553328	17.35%	6,759
2011	13.436871	11.549727	-14.04%	6,250
2010	12.873037	13.436871	4.38%	4,301
2009*	10.000000	12.873037	28.73%	7,670
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.989651	10.255879	2.67%	5,319
2011	10.148128	9.989651	-1.56%	7,483
2010	9.820384	10.148128	3.34%	18,292
2009	8.828835	9.820384	11.23%	20,758
2008	10.390631	8.828835	-15.03%	29,130
2007	10.105358	10.390631	2.82%	140,734
2006	9.880148	10.105358	2.28%	138,462
2005	9.922647	9.880148	-0.43%	91,740
2004	10.031522	9.922647	-1.09%	17,419
2003*	10.000000	10.031522	0.32%	1,401
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.465616	13.313697	6.80%	0
2011	12.836225	12.465616	-2.89%	0
2010	10.933729	12.836225	17.40%	287
2009	9.074922	10.933729	20.48%	980
2008	15.276455	9.074922	-40.60%	959
2007	15.486280	15.276455	-1.35%	901
2006	14.990135	15.486280	3.31%	430
2005	14.841809	14.990135	1.00%	211
2004	13.516188	14.841809	9.81%	209
2003*	10.000000	13.516188	35.16%	1,409
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.774175	16.092279	8.92%	2,140
2011	15.530501	14.774175	-4.87%	2,141
2010	12.879389	15.530501	20.58%	2,192
2009	9.984406	12.879389	29.00%	3,287
2008	16.798984	9.984406	-40.57%	4,818
2007	15.906329	16.798984	5.61%	17,362
2006	14.252324	15.906329	11.61%	8,097
2005	13.588384	14.252324	4.89%	6,175
2004	12.221487	13.588384	11.18%	2,595
2003*	10.000000	12.221487	22.21%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.609991	14.969688	18.71%	0
2011	14.039617	12.609991	-10.18%	2,666
2010	12.366446	14.039617	13.53%	4,974
2009	9.039684	12.366446	36.80%	5,371
2008	15.439925	9.039684	-41.45%	6,452
2007	14.833818	15.439925	4.09%	13,806
2006	12.872847	14.833818	15.23%	11,967
2005	11.499389	12.872847	11.94%	42,387
2004*	10.000000	11.499389	14.99%	10,718
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.309873	22.922434	18.71%	0
2011	21.507168	19.309873	-10.22%	0
2010	18.938318	21.507168	13.56%	518
2009	13.846190	18.938318	36.78%	518
2008	23.643183	13.846190	-41.44%	687
2007	22.710241	23.643183	4.11%	687
2006	19.714004	22.710241	15.20%	979
2005	17.608662	19.714004	11.96%	1,045
2004	15.091431	17.608662	16.68%	1,372
2003*	10.000000	15.091431	50.91%	5,521
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.141553	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.086578	16.121711	14.45%	7,595
2011	14.396821	14.086578	-2.15%	4,883
2010	12.663841	14.396821	13.68%	5,908
2009	10.080586	12.663841	25.63%	9,880
2008	16.734981	10.080586	-39.76%	11,364
2007	16.372426	16.734981	2.21%	13,525
2006	14.535004	16.372426	12.64%	6,984
2005	14.004211	14.535004	3.79%	3,767
2004	13.072585	14.004211	7.13%	2,254
2003*	10.000000	13.072585	30.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.555273	22.584078	15.49%	350
2011	20.409488	19.555273	-4.19%	393
2010	16.897853	20.409488	20.78%	666
2009	12.577491	16.897853	34.35%	972
2008	20.670727	12.577491	-39.15%	2,868
2007	21.359870	20.670727	-3.23%	2,484
2006	18.979349	21.359870	12.54%	748
2005	17.623824	18.979349	7.69%	257
2004	15.066242	17.623824	16.98%	217
2003*	10.000000	15.066242	50.66%	264

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.372183	12.778050	3.28%	2,350
2011	11.626247	12.372183	6.42%	2,845
2010	10.830339	11.626247	7.35%	0
2009*	10.000000	10.830339	8.30%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.166580	11.589647	3.79%	7,162
2011	11.262962	11.166580	-0.86%	11,631
2010	10.909511	11.262962	3.24%	23,029
2009*	10.000000	10.909511	9.10%	7,194
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.967028	10.711515	7.47%	23,105
2011*	10.000000	9.967028	-0.33%	902
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.681125	13.658539	16.93%	0
2011	12.480136	11.681125	-6.40%	0
2010	11.116845	12.480136	12.26%	0
2009	8.725219	11.116845	27.41%	1,654
2008	14.501740	8.725219	-39.83%	1,938
2007	15.726340	14.501740	-7.79%	1,938
2006	13.822597	15.726340	13.77%	1,938
2005	13.382696	13.822597	3.29%	1,938
2004	12.271349	13.382696	9.06%	1,938
2003*	10.000000	12.271349	22.71%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.540849	15.005863	19.66%	0
2011	15.381731	12.540849	-18.47%	0
2010	14.243374	15.381731	7.99%	0
2009	11.643640	14.243374	22.33%	0
2008	21.166526	11.643640	-44.99%	0
2007	19.902453	21.166526	6.35%	0
2006	15.875772	19.902453	25.36%	0
2005	14.415757	15.875772	10.13%	0
2004	12.640252	14.415757	14.05%	0
2003*	10.000000	12.640252	26.40%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.753699	14.298193	12.11%	479
2011	15.816854	12.753699	-19.37%	479
2010	13.340219	15.816854	18.57%	479
2009	8.292772	13.340219	60.87%	479
2008	13.418513	8.292772	-38.20%	479
2007	12.957523	13.418513	3.56%	750
2006	12.520549	12.957523	3.49%	750
2005	12.068798	12.520549	3.74%	750
2004	11.707077	12.068798	3.09%	506
2003*	10.000000	11.707077	17.07%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.382550	14.634667	28.57%	2,410
2011	10.505563	11.382550	8.35%	4,764
2010*	10.000000	10.505563	5.06%	946
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.298831	12.108751	7.17%	12,218
2011	10.921086	11.298831	3.46%	13,547
2010	10.412737	10.921086	4.88%	13,735
2009	9.699151	10.412737	7.36%	8,789
2008	11.035849	9.699151	-12.11%	15,409
2007	10.687295	11.035849	3.26%	18,876
2006	10.513789	10.687295	1.65%	14,681
2005	10.305973	10.513789	2.02%	2,191
2004	10.089289	10.305973	2.15%	0
2003*	10.000000	10.089289	0.89%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.393775	23.593642	15.69%	0
2011	19.438922	20.393775	4.91%	0
2010	18.047123	19.438922	7.71%	0
2009	14.131677	18.047123	27.71%	0
2008	16.934984	14.131677	-16.55%	0
2007	16.218791	16.934984	4.42%	0
2006	14.912555	16.218791	8.76%	0
2005	13.548609	14.912555	10.07%	75
2004	12.540033	13.548609	8.04%	76
2003*	10.000000	12.540033	25.40%	76
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.699657	-3.00%	1,961
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.604073	-3.96%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.007617	15.888672	5.87%	244
2011	16.026653	15.007617	-6.36%	8
2010	12.880121	16.026653	24.43%	648
2009	8.597067	12.880121	49.82%	1,398

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.243532	16.381751	15.01%	0
2011	13.687916	14.243532	4.06%	0
2010	12.369671	13.687916	10.66%	0
2009	10.477260	12.369671	18.06%	3,179
2008	18.009437	10.477260	-41.82%	3,374
2007	17.509150	18.009437	2.86%	5,706
2006	15.256160	17.509150	14.77%	6,045
2005	14.867466	15.256160	2.61%	5,747
2004	13.626250	14.867466	9.11%	5,968
2003*	10.000000	13.626250	36.26%	6,071
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.718578	22.915589	16.21%	2,104
2011	21.996364	19.718578	-10.36%	2,430
2010	17.712365	21.996364	24.19%	2,165
2009	12.656476	17.712365	39.95%	2,439
2008	20.080310	12.656476	-36.97%	2,044
2007	20.163377	20.080310	-0.41%	277
2006	17.996918	20.163377	12.04%	0
2005	17.203603	17.996918	4.61%	0
2004	14.727543	17.203603	16.81%	36
2003*	10.000000	14.727543	47.28%	75
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.113035	1.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.534298	14.257120	5.34%	22,065
2011	12.345662	13.534298	9.63%	19,302
2010	11.971868	12.345662	3.12%	19,691
2009	11.072684	11.971868	8.12%	23,948
2008	11.469347	11.072684	-3.46%	12,363
2007	10.678841	11.469347	7.40%	2,319
2006	10.715015	10.678841	-0.34%	1,557
2005	10.753920	10.715015	-0.36%	1,769
2004	10.360197	10.753920	3.80%	4,086
2003*	10.000000	10.360197	3.60%	3,403
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.167580	15.907058	12.28%	0
2011	14.040284	14.167580	0.91%	0
2010	12.569760	14.040284	11.70%	0
2009	10.879530	12.569760	15.54%	3,563
2008	16.991635	10.879530	-35.97%	3,517
2007	17.397983	16.991635	-2.34%	3,547
2006	15.181408	17.397983	14.60%	2,855
2005	14.805759	15.181408	2.54%	3,050
2004	13.406642	14.805759	10.44%	3,369
2003*	10.000000	13.406642	34.07%	3,498

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.493507	15.384498	14.01%	9,458
2011	13.871247	13.493507	-2.72%	7,340
2010	11.884456	13.871247	16.72%	7,038
2009	9.333144	11.884456	27.34%	7,490
2008	12.603032	9.333144	-25.95%	3,892
2007	13.167878	12.603032	-4.29%	57
2006	11.164123	13.167878	17.95%	0
2005*	10.000000	11.164123	11.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.238163	13.201631	7.87%	0
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
2009*	10.000000	12.022984	20.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.197605	22.931911	13.54%	1,382
2011	20.472792	20.197605	-1.34%	1,053
2010	16.585419	20.472792	23.44%	1,588
2009	13.522499	16.585419	22.65%	1,176
2008	19.953186	13.522499	-32.23%	1,107
2007	20.475926	19.953186	-2.55%	237
2006	18.242482	20.475926	12.24%	802
2005	17.340425	18.242482	5.20%	802
2004	14.502323	17.340425	19.57%	821
2003*	10.000000	14.502323	45.02%	757
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.565437	16.499065	13.28%	10,664
2011	14.610202	14.565437	-0.31%	11,480
2010	13.002769	14.610202	12.36%	11,149
2009	10.515790	13.002769	23.65%	11,830
2008	17.102642	10.515790	-38.51%	8,290
2007	16.606789	17.102642	2.99%	1,610
2006	14.693228	16.606789	13.02%	2,495
2005	14.341131	14.693228	2.46%	2,594
2004	13.247418	14.341131	8.26%	2,044
2003*	10.000000	13.247418	32.47%	1,147
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.760197	17.027376	8.04%	1,668
2011	14.773644	15.760197	6.68%	2,043
2010	13.090190	14.773644	12.86%	1,878
2009	10.916979	13.090190	19.91%	1,016
2008	15.835261	10.916979	-31.06%	4,793
2007	15.108418	15.835261	4.81%	3,998
2006	13.252291	15.108418	14.01%	3,999
2005	12.973992	13.252291	2.15%	3,998
2004	12.619952	12.973992	2.81%	4,215
2003*	10.000000	12.619952	26.20%	216

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.153162	13.155127	17.95%	0
2011	13.228606	11.153162	-15.69%	0
2010	10.307991	13.228606	28.33%	0
2009	8.355079	10.307991	23.37%	0
2008	13.687049	8.355079	-38.96%	0
2007	15.727766	13.687049	-12.98%	0
2006	15.486336	15.727766	1.56%	54
2005	14.954456	15.486336	3.56%	313
2004	13.727773	14.954456	8.94%	409
2003*	10.000000	13.727773	37.28%	371
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.025410	14.058509	7.93%	0
2011	14.051238	13.025410	-7.30%	0
2010	12.674512	14.051238	10.86%	0
2009	11.406802	12.674512	11.11%	886
2008	16.532909	11.406802	-31.01%	879
2007	15.372699	16.532909	7.55%	946
2006	13.533690	15.372699	13.59%	2,798
2005	13.565101	13.533690	-0.23%	2,926
2004	12.909925	13.565101	5.07%	3,006
2003*	10.000000	12.909925	29.10%	3,122
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.246801	13.148399	7.36%	0
2011	12.239736	12.246801	0.06%	124
2010	11.522442	12.239736	6.23%	129
2009	9.775256	11.522442	17.87%	14,166
2008	10.778693	9.775256	-9.31%	15,985
2007	10.451360	10.778693	3.13%	24,215
2006	10.251388	10.451360	1.95%	21,363
2005	10.347262	10.251388	-0.93%	19,767
2004	10.208760	10.347262	1.36%	19,296
2003*	10.000000	10.208760	2.09%	18,496
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.733397	12.843160	9.46%	16,745
2011	12.011480	11.733397	-2.32%	2,236
2010	10.879123	12.011480	10.41%	2,236
2009	8.946637	10.879123	21.60%	2,236
2008	12.187475	8.946637	-26.59%	2,236
2007	11.459629	12.187475	6.35%	2,236
2006	10.659740	11.459629	7.50%	2,236
2005*	10.000000	10.659740	6.60%	2,236

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.709234	12.987588	10.92%	21,377
2011	12.085604	11.709234	-3.11%	4,322
2010	10.775514	12.085604	12.16%	3,071
2009	8.544816	10.775514	26.11%	3,072
2008	12.962220	8.544816	-34.08%	160
2007	12.016865	12.962220	7.87%	0
2006	10.965440	12.016865	9.59%	0
2005*	10.000000	10.965440	9.65%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.408427	12.890194	12.99%	14,744
2011	11.967527	11.408427	-4.67%	14,765
2010	10.526448	11.967527	13.69%	723
2009	8.179923	10.526448	28.69%	743
2008	13.486807	8.179923	-39.35%	763
2007	12.377930	13.486807	8.96%	0
2006	11.172924	12.377930	10.79%	0
2005*	10.000000	11.172924	11.73%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.352320	15.772926	2.74%	1,213
2011	16.507445	15.352320	-7.00%	1,280
2010	14.121616	16.507445	16.89%	1,918
2009	9.754586	14.121616	44.77%	2,874
2008	21.809443	9.754586	-55.27%	3,252
2007	15.266216	21.809443	42.86%	3,517
2006	13.343898	15.266216	14.41%	2,114
2005*	10.000000	13.343898	33.44%	3,897
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.356092	16.484547	14.83%	11,031
2011	14.538381	14.356092	-1.25%	7,680
2010	12.896015	14.538381	12.74%	9,440
2009	10.121211	12.896015	27.42%	18,466
2008	18.041852	10.121211	-43.90%	15,565
2007	18.162116	18.041852	-0.66%	13,820
2006	15.436486	18.162116	17.66%	14,851
2005	14.904344	15.436486	3.57%	14,823
2004	13.658630	14.904344	9.12%	15,364
2003*	10.000000	13.658630	36.59%	6,662

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.513585	16.287778	12.22%	2,236
2011	14.798905	14.513585	-1.93%	5,063
2010	12.179100	14.798905	21.51%	2,496
2009	9.701850	12.179100	25.53%	2,360
2008	18.770011	9.701850	-48.31%	2,920
2007	15.107734	18.770011	24.24%	3,449
2006	14.449853	15.107734	4.55%	3,653
2005	13.960697	14.449853	3.50%	3,920
2004	13.800194	13.960697	1.16%	3,190
2003*	10.000000	13.800194	38.00%	2,026
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.003819	13.470981	3.59%	17,051
2011	12.383743	13.003819	5.01%	16,631
2010	11.737617	12.383743	5.50%	16,634
2009	10.361987	11.737617	13.28%	21,713
2008	10.941424	10.361987	-5.30%	11,388
2007	10.716787	10.941424	2.10%	9,134
2006	10.489860	10.716787	2.16%	2,787
2005	10.493632	10.489860	-0.04%	2,505
2004	10.266703	10.493632	2.21%	1,047
2003*	10.000000	10.266703	2.67%	593
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.608391	25.407524	12.38%	7,776
2011	25.851085	22.608391	-12.54%	8,134
2010	20.495432	25.851085	26.13%	10,940
2009	14.949542	20.495432	37.10%	14,464
2008	25.233984	14.949542	-40.76%	16,717
2007	22.304255	25.233984	13.14%	13,884
2006	20.226375	22.304255	10.27%	10,591
2005	17.469531	20.226375	15.78%	8,958
2004	14.285435	17.469531	22.29%	1,679
2003*	10.000000	14.285435	42.85%	880
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.477071	18.276317	18.09%	0
2011	19.085994	15.477071	-18.91%	0
2010	17.243147	19.085994	10.69%	0
2009	13.925774	17.243147	23.82%	0
2008	25.331974	13.925774	-45.03%	0
2007	22.062847	25.331974	14.82%	0
2006	19.095216	22.062847	15.54%	0
2005	16.386129	19.095216	16.53%	0
2004	14.740847	16.386129	11.16%	0
2003*	10.000000	14.740847	47.41%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.377434	12.261639	18.16%	7,385
2011	12.804929	10.377434	-18.96%	7,582
2010	11.568911	12.804929	10.68%	6,148
2009	9.344712	11.568911	23.80%	7,513
2008	16.994351	9.344712	-45.01%	3,428
2007	14.800306	16.994351	14.82%	300
2006	12.805159	14.800306	15.58%	0
2005	10.992242	12.805159	16.49%	0
2004*	10.000000	10.992242	9.92%	76
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.844621	22.242473	24.65%	0
2011	19.996905	17.844621	-10.76%	0
2010	16.134375	19.996905	23.94%	0
2009	10.465552	16.134375	54.17%	1,142
2008	21.900932	10.465552	-52.21%	1,178
2007	21.175246	21.900932	3.43%	1,432
2006	18.605749	21.175246	13.81%	2,667
2005	18.515721	18.605749	0.49%	3,230
2004	16.579749	18.515721	11.68%	3,491
2003*	10.000000	16.579749	65.80%	1,645
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.486473	12.693380	10.51%	4,001
2011	11.435797	11.486473	0.44%	4,167
2010	10.346021	11.435797	10.53%	5,037
2009	7.777777	10.346021	33.02%	7,738
2008	11.271182	7.777777	-30.99%	6,456
2007	11.074620	11.271182	1.77%	3,095
2006*	10.000000	11.074620	10.75%	2,747
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.121426	17.706096	9.83%	45
2011	15.502967	16.121426	3.99%	214
2010	13.098837	15.502967	18.35%	215
2009	11.378953	13.098837	15.11%	2,841
2008	15.911706	11.378953	-28.49%	4,985
2007	16.669638	15.911706	-4.55%	12,205
2006	14.507449	16.669638	14.90%	8,222
2005	14.297719	14.507449	1.47%	11,847
2004	13.130408	14.297719	8.89%	7,033
2003*	10.000000	13.130408	31.30%	2,948

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.199535	23.458456	16.13%	2,356
2011	21.394517	20.199535	-5.59%	2,656
2010	17.008342	21.394517	25.79%	2,666
2009	13.423922	17.008342	26.70%	8,302
2008	20.429698	13.423922	-34.29%	8,773
2007	21.335411	20.429698	-4.25%	3,856
2006	18.590572	21.335411	14.76%	3,439
2005	17.422161	18.590572	6.71%	3,029
2004	14.351480	17.422161	21.40%	3,531
2003*	10.000000	14.351480	43.51%	3,809
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.015076	16.666999	11.00%	0
2011	18.190345	15.015076	-17.46%	0
2010	15.778846	18.190345	15.28%	0
2009	9.316981	15.778846	69.36%	0
2008	20.068122	9.316981	-53.57%	0
2007	15.896831	20.068122	26.24%	911
2006	12.642722	15.896831	25.74%	891
2005*	10.000000	12.642722	26.43%	556
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.049577	19.774372	15.98%	0
2011	19.447513	17.049577	-12.33%	0
2010	18.286583	19.447513	6.35%	0
2009	13.602152	18.286583	34.44%	0
2008	23.256678	13.602152	-41.51%	0
2007	20.535305	23.256678	13.25%	0
2006	17.235606	20.535305	19.14%	0
2005	15.946817	17.235606	8.08%	0
2004	13.714467	15.946817	16.28%	0
2003*	10.000000	13.714467	37.14%	79

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.273577	14.243574	16.05%	15,371
2011	14.006712	12.273577	-12.37%	17,376
2010	13.170555	14.006712	6.35%	17,150
2009	9.785628	13.170555	34.59%	18,543
2008	16.735247	9.785628	-41.53%	14,566
2007	14.778401	16.735247	13.24%	5,372
2006	12.402111	14.778401	19.16%	3,028
2005	11.478526	12.402111	8.05%	1,968
2004*	10.000000	11.478526	14.79%	74
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.577913	17.582766	12.87%	177
2011	16.011817	15.577913	-2.71%	285
2010	14.269852	16.011817	12.21%	536
2009	12.255983	14.269852	16.43%	1,418
2008	11.763237	12.255983	4.19%	1,540
2007	10.800672	11.763237	8.91%	1,565
2006	9.756257	10.800672	10.71%	0
2005*	10.000000	9.756257	-2.44%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.181477	1.81%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.940211	10.000877	11.86%	0
2011	10.303414	8.940211	-13.23%	0
2010*	10.000000	10.303414	3.03%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.963048	13.187623	20.29%	0
2011	11.277673	10.963048	-2.79%	0
2010*	10.000000	11.277673	12.78%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.606038	-3.94%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.918305	-0.82%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.700224	-3.00%	6,722
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.465232	13.403631	16.91%	1,118
2011	12.594443	11.465232	-8.97%	1,157
2010	11.813349	12.594443	6.61%	1,198
2009*	10.000000	11.813349	18.13%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.771349	7.71%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.027212	0.27%	1,115
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.164033	17.976978	11.22%	0
2011	16.256146	16.164033	-0.57%	0
2010	15.326396	16.256146	6.07%	0
2009	12.440541	15.326396	23.20%	30
2008	15.107969	12.440541	-17.66%	36
2007	13.965464	15.107969	8.18%	718
2006	12.892454	13.965464	8.32%	920
2005	12.206327	12.892454	5.62%	927
2004	11.489832	12.206327	6.24%	934
2003*	10.000000	11.489832	14.90%	968
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.994419	20.648287	21.50%	9,008
2011	18.615134	16.994419	-8.71%	10,007
2010	17.820786	18.615134	4.46%	9,694
2009	12.441048	17.820786	43.24%	9,861
2008	22.773483	12.441048	-45.37%	7,453
2007	16.991824	22.773483	34.03%	0
2006	15.873002	16.991824	7.05%	0
2005	14.374535	15.873002	10.42%	204
2004	12.421034	14.374535	15.73%	276
2003*	10.000000	12.421034	24.21%	419
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.919190	-0.81%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.178725	29.064944	11.03%	0
2011	39.439313	26.178725	-33.62%	0
2010	32.157355	39.439313	22.64%	0
2009	18.305483	32.157355	75.67%	0
2008	39.063570	18.305483	-53.14%	0
2007	31.182106	39.063570	43.85%	0
2006	21.624889	31.182106	44.20%	0
2005	16.706250	21.624889	29.44%	0
2004	14.348466	16.706250	16.43%	130
2003*	10.000000	14.348466	43.48%	2,032

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.406564	16.489921	14.46%	0
2011	14.630872	14.406564	-1.53%	221
2010	13.298107	14.630872	10.02%	221
2009	9.745545	13.298107	36.45%	16
2008	15.764287	9.745545	-38.18%	319
2007	14.475374	15.764287	8.90%	322
2006	13.750579	14.475374	5.27%	392
2005	13.447732	13.750579	2.25%	395
2004	12.578028	13.447732	6.91%	398
2003*	10.000000	12.578028	25.78%	103
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.186539	1.87%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.196003	18.410922	13.68%	11,760
2011	16.586416	16.196003	-2.35%	12,693
2010	15.202306	16.586416	9.10%	13,204
2009	12.655437	15.202306	20.12%	18,928
2008	19.181453	12.655437	-34.02%	11,161
2007	18.174822	19.181453	5.54%	5,060
2006	15.373351	18.174822	18.22%	1,656
2005	14.718395	15.373351	4.45%	1,660
2004	13.066273	14.718395	12.64%	560
2003*	10.000000	13.066273	30.66%	171
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.316656	11.732494	13.72%	1,933
2011	10.706363	10.316656	-3.64%	419
2010*	10.000000	10.706363	7.06%	417
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.043284	10.093554	11.61%	1,330
2011*	10.000000	9.043284	-9.57%	77
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.560253	15.223591	12.27%	13,164
2011	13.755440	13.560253	-1.42%	16,192
2010	12.391945	13.755440	11.00%	19,898
2009*	10.000000	12.391945	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.848461	11.179298	13.51%	429,310
2011	9.946387	9.848461	-0.98%	386,686
2010	9.051196	9.946387	9.89%	319,098
2009	7.476026	9.051196	21.07%	247,207
2008	10.852373	7.476026	-31.11%	135,721
2007	10.423562	10.852373	4.11%	18,268
2006*	10.000000	10.423562	4.24%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.026950	11.354174	2.97%	254,560
2011	10.631394	11.026950	3.72%	271,866
2010	10.224777	10.631394	3.98%	267,852
2009	9.293622	10.224777	10.02%	193,902
2008	10.511339	9.293622	-11.58%	91,213
2007	10.405716	10.511339	1.02%	0
2006*	10.000000	10.405716	4.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.755085	11.682902	19.76%	5,320
2011	10.964407	9.755085	-11.03%	4,723
2010	10.041819	10.964407	9.19%	4,141
2009	7.228832	10.041819	38.91%	4,187
2008	12.009005	7.228832	-39.80%	3,387
2007	10.705080	12.009005	12.18%	369
2006*	10.000000	10.705080	7.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.073017	10.449057	15.17%	20,078
2011	9.703303	9.073017	-6.50%	21,497
2010	8.368558	9.703303	15.95%	20,852
2009	6.146783	8.368558	36.15%	24,143
2008	11.232271	6.146783	-45.28%	13,876
2007	10.233395	11.232271	9.76%	443
2006*	10.000000	10.233395	2.33%	885
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.943317	9.121605	14.83%	314,268
2011	8.282008	7.943317	-4.09%	369,049
2010	7.607377	8.282008	8.87%	354,270
2009	5.933653	7.607377	28.21%	257,221
2008	9.766249	5.933653	-39.24%	135,505
2007*	10.000000	9.766249	-2.34%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.194358	18.198416	12.38%	0
2011	15.900227	16.194358	1.85%	0
2010	14.323849	15.900227	11.01%	262
2009	10.000827	14.323849	43.23%	1,069
2008	14.157191	10.000827	-29.36%	1,069
2007	13.994206	14.157191	1.16%	4,127
2006	12.896942	13.994206	8.51%	4,512
2005	12.840387	12.896942	0.44%	5,096
2004	11.888673	12.840387	8.01%	6,078
2003*	10.000000	11.888673	18.89%	1,509

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.059216	14.694713	12.52%	4,405
2011	12.823332	13.059216	1.84%	3,921
2010	11.551411	12.823332	11.01%	1,100
2009	8.060617	11.551411	43.31%	1,479
2008	11.427849	8.060617	-29.47%	963
2007	11.292619	11.427849	1.20%	2,386
2006	10.407617	11.292619	8.50%	820
2005*	10.000000	10.407617	4.08%	886
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.459057	16.761045	15.92%	3,609
2011	15.124134	14.459057	-4.40%	4,068
2010	13.354195	15.124134	13.25%	3,218
2009	10.612760	13.354195	25.83%	7,092
2008	17.232540	10.612760	-38.41%	2,675
2007	18.038387	17.232540	-4.47%	2,850
2006	15.911026	18.038387	13.37%	424
2005	15.601811	15.911026	1.98%	426
2004	13.583167	15.601811	14.86%	469
2003*	10.000000	13.583167	35.83%	141
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.490901	8.585350	14.61%	4,009
2011	8.643168	7.490901	-13.33%	4,340
2010	7.635656	8.643168	13.19%	4,112
2009	5.088492	7.635656	50.06%	4,133
2008*	10.000000	5.088492	-49.12%	3,676
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.032885	9.869532	9.26%	3,747
2011	9.518329	9.032885	-5.10%	3,704
2010	7.852367	9.518329	21.22%	5,130
2009	6.097700	7.852367	28.78%	7,965
2008*	10.000000	6.097700	-39.02%	7,479
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.311425	9.470156	13.94%	148
2011	9.049322	8.311425	-8.15%	155
2010	8.024348	9.049322	12.77%	151
2009	6.331277	8.024348	26.74%	153
2008*	10.000000	6.331277	-36.69%	160
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.718595	10.588009	8.95%	328,903
2011	10.041489	9.718595	-3.22%	315,164
2010	9.271131	10.041489	8.31%	350,741
2009	7.887319	9.271131	17.54%	289,652
2008*	10.000000	7.887319	-21.13%	104,517

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.118259	10.164913	11.48%	596,451
2011	9.626400	9.118259	-5.28%	608,843
2010	8.731043	9.626400	10.25%	764,903
2009	7.168050	8.731043	21.80%	779,917
2008*	10.000000	7.168050	-28.32%	240,023
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.439400	11.008483	5.45%	86,159
2011	10.493066	10.439400	-0.51%	79,806
2010	10.015163	10.493066	4.77%	36,896
2009	9.032985	10.015163	10.87%	4,523
2008*	10.000000	9.032985	-9.67%	10,262
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.423149	10.387149	10.23%	237,005
2011	9.834684	9.423149	-4.18%	254,468
2010	9.001521	9.834684	9.26%	208,883
2009	7.524429	9.001521	19.63%	201,189
2008*	10.000000	7.524429	-24.76%	94,535
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.786246	9.876079	12.40%	67,787
2011	9.394982	8.786246	-6.48%	43,515
2010	8.451804	9.394982	11.16%	48,698
2009	6.806444	8.451804	24.17%	40,850
2008*	10.000000	6.806444	-31.94%	14,309
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.986227	10.779948	7.95%	147,259
2011	10.206821	9.986227	-2.16%	116,767
2010	9.542396	10.206821	6.96%	142,710
2009	8.265770	9.542396	15.44%	104,136
2008*	10.000000	8.265770	-17.34%	26,773
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.394264	12.013637	5.44%	594
2011	10.932331	11.394264	4.23%	435
2010	10.436645	10.932331	4.75%	1,253
2009	9.797071	10.436645	6.53%	2,080
2008*	10.000000	9.797071	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.355457	12.982845	5.08%	3,866
2011	11.875895	12.355457	4.04%	2,085
2010	11.197302	11.875895	6.06%	2,761
2009	9.802870	11.197302	14.22%	9,045
2008*	10.000000	9.802870	-1.97%	1,633

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.709347	31.799987	14.76%	0
2011	36.491335	27.709347	-24.07%	0
2010	32.090935	36.491335	13.71%	0
2009	20.058004	32.090935	59.99%	0
2008	48.603481	20.058004	-58.73%	0
2007	34.126891	48.603481	42.42%	0
2006	25.518716	34.126891	33.73%	406
2005	19.656249	25.518716	29.82%	406
2004	16.636793	19.656249	18.15%	406
2003*	10.000000	16.636793	66.37%	429
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.606813	19.046444	14.69%	0
2011	21.868555	16.606813	-24.06%	0
2010	19.235464	21.868555	13.69%	2,814
2009	12.022868	19.235464	59.99%	1,542
2008	29.087277	12.022868	-58.67%	1,575
2007	20.387298	29.087277	42.67%	2,314
2006	15.217878	20.387298	33.97%	1,802
2005	11.707931	15.217878	29.98%	2,921
2004*	10.000000	11.707931	17.08%	778
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.629525	12.767690	1.09%	16,279
2011	12.002636	12.629525	5.22%	19,436
2010	11.676717	12.002636	2.79%	16,656
2009	11.591228	11.676717	0.74%	21,151
2008	10.968931	11.591228	5.67%	20,607
2007	10.435493	10.968931	5.11%	13,951
2006	10.293118	10.435493	1.38%	3,875
2005	10.160331	10.293118	1.31%	4,022
2004	10.029912	10.160331	1.30%	3,994
2003*	10.000000	10.029912	0.30%	4,055
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.759003	7.639862	13.03%	4,947
2011	7.655210	6.759003	-11.71%	5,072
2010	6.905438	7.655210	10.86%	4,799
2009	5.437726	6.905438	26.99%	4,986
2008*	10.000000	5.437726	-45.62%	3,040
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.368824	8.544964	15.96%	792
2011	8.618807	7.368824	-14.50%	785
2010	8.180392	8.618807	5.36%	647
2009	6.483852	8.180392	26.17%	615
2008	11.614361	6.483852	-44.17%	641
2007	10.824272	11.614361	7.30%	0
2006*	10.000000	10.824272	8.24%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.831952	18.000330	13.70%	120,589
2011	16.798410	15.831952	-5.75%	87,966
2010	14.938226	16.798410	12.45%	91,879
2009	11.970822	14.938226	24.79%	157,308
2008	19.321952	11.970822	-38.05%	144,158
2007	18.590551	19.321952	3.93%	147,450
2006	16.214476	18.590551	14.65%	148,762
2005	15.313030	16.214476	5.89%	149,153
2004	13.689404	15.313030	11.86%	91,213
2003*	10.000000	13.689404	36.89%	26,288
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.253111	13.147941	7.30%	148,063
2011	12.380379	12.253111	-1.03%	110,705
2010	11.492168	12.380379	7.73%	114,858
2009*	10.000000	11.492168	14.92%	15,023
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.869880	14.171338	10.11%	6,732
2011	13.242541	12.869880	-2.81%	7,452
2010	12.049283	13.242541	9.90%	6,732
2009*	10.000000	12.049283	20.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.414523	12.808368	3.17%	94,154
2011	12.294075	12.414523	0.98%	92,856
2010	11.834748	12.294075	3.88%	53,483
2009	11.059266	11.834748	7.01%	187,448
2008	11.995994	11.059266	-7.81%	166,723
2007	11.605099	11.995994	3.37%	155,852
2006	11.142419	11.605099	4.15%	155,852
2005	10.994065	11.142419	1.35%	156,992
2004	10.708779	10.994065	2.66%	156,994
2003*	10.000000	10.708779	7.09%	141,309
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.397048	15.649848	8.70%	270,132
2011	14.681233	14.397048	-1.94%	244,669
2010	13.492861	14.681233	8.81%	209,893
2009	11.544996	13.492861	16.87%	211,652
2008	15.323115	11.544996	-24.66%	141,540
2007	14.784773	15.323115	3.64%	86,343
2006	13.533804	14.784773	9.24%	86,837
2005	13.095335	13.533804	3.35%	87,090
2004	12.186797	13.095335	7.46%	62,758
2003*	10.000000	12.186797	21.87%	1,561

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.361157	17.142124	11.59%	238,039
2011	15.998294	15.361157	-3.98%	168,875
2010	14.453011	15.998294	10.69%	193,169
2009	11.843910	14.453011	22.03%	268,181
2008	17.597773	11.843910	-32.70%	253,744
2007	16.900988	17.597773	4.12%	188,610
2006	15.040415	16.900988	12.37%	195,915
2005	14.318239	15.040415	5.04%	190,973
2004	13.020880	14.318239	9.96%	82,943
2003*	10.000000	13.020880	30.21%	139
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.572810	14.384780	5.98%	146,840
2011	13.555512	13.572810	0.13%	182,042
2010	12.733498	13.555512	6.46%	148,987
2009	11.330274	12.733498	12.38%	56,163
2008	13.595082	11.330274	-16.66%	72,040
2007	13.092663	13.595082	3.84%	44,816
2006	12.308781	13.092663	6.37%	48,107
2005	12.007837	12.308781	2.51%	52,343
2004	11.422629	12.007837	5.12%	34,512
2003*	10.000000	11.422629	14.23%	2,629
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.108013	15.227174	16.17%	6,330
2011	13.703267	13.108013	-4.34%	5,866
2010	12.872203	13.703267	6.46%	8,763
2009*	10.000000	12.872203	28.72%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.068510	23.126160	15.24%	2,000
2011	20.990505	20.068510	-4.39%	1,999
2010	16.954335	20.990505	23.81%	3,291
2009	12.637660	16.954335	34.16%	5,952
2008	20.276352	12.637660	-37.67%	5,051
2007	19.218377	20.276352	5.51%	4,492
2006	17.826650	19.218377	7.81%	5,074
2005	16.209651	17.826650	9.98%	5,178
2004	14.277420	16.209651	13.53%	4,608
2003*	10.000000	14.277420	42.77%	631

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.809916	9.623025	-1.91%	33,298
2011	9.999381	9.809916	-1.89%	34,188
2010	10.193034	9.999381	-1.90%	46,786
2009	10.386092	10.193034	-1.86%	94,828
2008	10.374196	10.386092	0.11%	81,411
2007	10.092529	10.374196	2.79%	38,287
2006	9.841607	10.092529	2.55%	3,914
2005	9.770998	9.841607	0.72%	6,917
2004	9.880078	9.770998	-1.10%	2,777
2003*	10.000000	9.880078	-1.20%	17,741
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.385466	14.739016	10.11%	9,400
2011	12.926876	13.385466	3.55%	6,881
2010	11.915595	12.926876	8.49%	13,763
2009	9.765464	11.915595	22.02%	20,825
2008	12.035787	9.765464	-18.86%	15,732
2007	11.727753	12.035787	2.63%	12,871
2006	11.402579	11.727753	2.85%	13,106
2005	11.374821	11.402579	0.24%	12,524
2004	10.883959	11.374821	4.51%	12,393
2003*	10.000000	10.883959	8.84%	11,302
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.991327	9.055819	13.32%	2,429
2011	9.013234	7.991327	-11.34%	2,286
2010	8.073129	9.013234	11.64%	5,809
2009	6.046307	8.073129	33.52%	7,646
2008*	10.000000	6.046307	-39.54%	4,684
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.179833	13.984797	14.82%	0
2011	14.853443	12.179833	-18.00%	0
2010	14.298082	14.853443	3.88%	1,641
2009	11.254121	14.298082	27.05%	1,642
2008	21.435702	11.254121	-47.50%	1,642
2007	21.276929	21.435702	0.75%	1,643
2006	17.718460	21.276929	20.08%	1,643
2005	16.156405	17.718460	9.67%	1,643
2004	13.724397	16.156405	17.72%	1,644
2003*	10.000000	13.724397	37.24%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.627059	9.896942	14.72%	7,717
2011	10.519041	8.627059	-17.99%	7,593
2010	10.129981	10.519041	3.84%	4,767
2009	7.974416	10.129981	27.03%	4,811
2008	15.181140	7.974416	-47.47%	5,275
2007	15.070189	15.181140	0.74%	4,569
2006	12.549364	15.070189	20.09%	267
2005	11.441520	12.549364	9.68%	267
2004*	10.000000	11.441520	14.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.560684	9.753079	13.93%	4,013
2011	9.017642	8.560684	-5.07%	5,461
2010	7.968351	9.017642	13.17%	7,142
2009	6.279499	7.968351	26.89%	4,648
2008*	10.000000	6.279499	-37.21%	675
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.982597	9.208115	15.35%	425
2011	8.664819	7.982597	-7.87%	862
2010	7.834012	8.664819	10.61%	2,318
2009	6.267659	7.834012	24.99%	7,274
2008*	10.000000	6.267659	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.948400	10.063484	12.46%	6,497
2011	9.546287	8.948400	-6.26%	11,621
2010	7.694421	9.546287	24.07%	7,282
2009	6.190195	7.694421	24.30%	14,788
2008*	10.000000	6.190195	-38.10%	3,037
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.603374	10.960352	14.13%	1,780
2011	10.021648	9.603374	-4.17%	1,835
2010	8.539166	10.021648	17.36%	2,570
2009	6.671710	8.539166	27.99%	3,815
2008*	10.000000	6.671710	-33.28%	3,955
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.635678	15.127310	10.94%	608
2011	14.019988	13.635678	-2.74%	929
2010	11.423473	14.019988	22.73%	384
2009	9.155626	11.423473	24.77%	711
2008	17.457427	9.155626	-47.55%	404
2007	16.253267	17.457427	7.41%	207
2006	16.087013	16.253267	1.03%	208
2005	15.220250	16.087013	5.69%	0
2004	13.709636	15.220250	11.20%	0
2003*	10.000000	13.709636	37.10%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.035527	22.464619	18.01%	219
2011	20.522673	19.035527	-7.25%	407
2010	16.540743	20.522673	24.07%	1,740
2009	13.396714	16.540743	23.47%	2,025
2008	20.172428	13.396714	-33.59%	1,940
2007	22.167952	20.172428	-9.00%	1,929
2006	19.296940	22.167952	14.88%	3,761
2005	19.137305	19.296940	0.83%	4,036
2004	16.673885	19.137305	14.77%	4,587
2003*	10.000000	16.673885	66.74%	1,369
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.528870	20.943650	13.03%	2,014
2011	20.050607	18.528870	-7.59%	2,177
2010	16.353562	20.050607	22.61%	2,001
2009	12.400766	16.353562	31.88%	3,159
2008	20.506677	12.400766	-39.53%	2,306
2007	20.517363	20.506677	-0.05%	1,898
2006	18.714350	20.517363	9.63%	1,112
2005	17.030906	18.714350	9.88%	1,175
2004	14.615310	17.030906	16.53%	1,204
2003*	10.000000	14.615310	46.15%	302
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.423528	14.991310	11.68%	1,512
2011	13.631425	13.423528	-1.53%	1,462
2010	12.272429	13.631425	11.07%	2,496
2009	9.963734	12.272429	23.17%	4,366
2008	17.395702	9.963734	-42.72%	7,767
2007	16.437022	17.395702	5.83%	7,413
2006	14.774541	16.437022	11.25%	3,784
2005	14.069386	14.774541	5.01%	4,456
2004	13.093531	14.069386	7.45%	4,159
2003*	10.000000	13.093531	30.94%	409
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.442513	10.706016	13.38%	148
2011	9.068332	9.442513	4.13%	3,656
2010	7.120392	9.068332	27.36%	9,867
2009	5.561369	7.120392	28.03%	9,320
2008*	10.000000	5.561369	-44.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.299643	10.459462	1.55%	22,563
2011	10.364036	10.299643	-0.62%	22,192
2010	10.315146	10.364036	0.47%	22,339
2009	9.816966	10.315146	5.07%	21,975
2008*	10.000000	9.816966	-1.83%	9,282

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.534051	13.528022	17.29%	763
2011	13.425459	11.534051	-14.09%	620
2010	12.868657	13.425459	4.33%	1,537
2009*	10.000000	12.868657	28.69%	3,489
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.944622	10.204455	2.61%	8,643
2011	10.107513	9.944622	-1.61%	7,955
2010	9.786068	10.107513	3.28%	7,938
2009	8.802463	9.786068	11.17%	8,603
2008	10.364868	8.802463	-15.07%	13,871
2007	10.085460	10.364868	2.77%	25,985
2006	9.865705	10.085460	2.23%	5,865
2005	9.913174	9.865705	-0.48%	5,873
2004	10.027045	9.913174	-1.14%	5,463
2003*	10.000000	10.027045	0.27%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.409365	13.246867	6.75%	0
2011	12.784809	12.409365	-2.94%	0
2010	10.895471	12.784809	17.34%	0
2009	9.047786	10.895471	20.42%	0
2008	15.238548	9.047786	-40.63%	0
2007	15.455776	15.238548	-1.41%	0
2006	14.968216	15.455776	3.26%	0
2005	14.827644	14.968216	0.95%	0
2004	13.510160	14.827644	9.75%	0
2003*	10.000000	13.510160	35.10%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.709043	16.013163	8.87%	0
2011	15.469905	14.709043	-4.92%	290
2010	12.835666	15.469905	20.52%	321
2009	9.955586	12.835666	28.93%	415
2008	16.759067	9.955586	-40.60%	418
2007	15.876667	16.759067	5.56%	5,284
2006	14.232977	15.876667	11.55%	732
2005	13.576843	14.232977	4.83%	313
2004	12.217327	13.576843	11.13%	0
2003*	10.000000	12.217327	22.17%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.560861	14.903764	18.65%	109
2011	13.992043	12.560861	-10.23%	175
2010	12.330818	13.992043	13.47%	373
2009	9.018232	12.330818	36.73%	4,349
2008	15.411159	9.018232	-41.48%	4,532
2007	14.813778	15.411159	4.03%	4,620
2006	12.861990	14.813778	15.17%	4,331
2005	11.495518	12.861990	11.89%	4,630
2004*	10.000000	11.495518	14.96%	5,146
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.222786	22.807401	18.65%	0
2011	21.421068	19.222786	-10.26%	0
2010	18.872103	21.421068	13.51%	0
2009	13.804815	18.872103	36.71%	0
2008	23.584582	13.804815	-41.47%	0
2007	22.665556	23.584582	4.05%	0
2006	19.685210	22.665556	15.14%	1,934
2005	17.591871	19.685210	11.90%	1,935
2004	15.084714	17.591871	16.62%	1,935
2003*	10.000000	15.084714	50.85%	4,314
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.140617	1.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.023013	16.040777	14.39%	2,432
2011	14.339142	14.023013	-2.20%	5,767
2010	12.619523	14.339142	13.63%	6,797
2009	10.050430	12.619523	25.56%	16,264
2008	16.693442	10.050430	-39.79%	16,331
2007	16.340170	16.693442	2.16%	14,338
2006	14.513743	16.340170	12.58%	11,245
2005	13.990832	14.513743	3.74%	11,533
2004	13.066755	13.990832	7.07%	6,606
2003*	10.000000	13.066755	30.67%	6,160
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.467057	22.470720	15.43%	1,312
2011	20.327750	19.467057	-4.23%	1,479
2010	16.838740	20.327750	20.72%	2,815
2009	12.539886	16.838740	34.28%	2,998
2008	20.619456	12.539886	-39.18%	3,782
2007	21.317808	20.619456	-3.28%	2,272
2006	18.951604	21.317808	12.49%	2,181
2005	17.607016	18.951604	7.64%	772
2004	15.059532	17.607016	16.92%	833
2003*	10.000000	15.059532	50.60%	762

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.581413	5.81%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
2009*	10.000000	10.826649	8.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.151424	11.568009	3.74%	4,268
2011	11.253389	11.151424	-0.91%	2,128
2010	10.905794	11.253389	3.19%	6,156
2009*	10.000000	10.905794	9.06%	1,447
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.963663	10.702435	7.41%	5,728
2011*	10.000000	9.963663	-0.36%	3,496
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.629666	13.591425	16.87%	0
2011	12.431474	11.629666	-6.45%	0
2010	11.079140	12.431474	12.21%	0
2009	8.700061	11.079140	27.35%	188
2008	14.467322	8.700061	-39.86%	188
2007	15.697055	14.467322	-7.83%	188
2006	13.803856	15.697055	13.72%	322
2005	13.371334	13.803856	3.23%	322
2004	12.267172	13.371334	9.00%	134
2003*	10.000000	12.267172	22.67%	134
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.485565	14.932087	19.59%	0
2011	15.321738	12.485565	-18.51%	0
2010	14.195055	15.321738	7.94%	0
2009	11.610063	14.195055	22.27%	0
2008	21.116266	11.610063	-45.02%	0
2007	19.865381	21.116266	6.30%	0
2006	15.854247	19.865381	25.30%	0
2005	14.403520	15.854247	10.07%	0
2004	12.635959	14.403520	13.99%	0
2003*	10.000000	12.635959	26.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.697532	14.227952	12.05%	0
2011	15.755217	12.697532	-19.41%	0
2010	13.294992	15.755217	18.50%	0
2009	8.268867	13.294992	60.78%	0
2008	13.386660	8.268867	-38.23%	0
2007	12.933390	13.386660	3.50%	0
2006	12.503574	12.933390	3.44%	136
2005	12.058562	12.503574	3.69%	136
2004	11.703107	12.058562	3.04%	136
2003*	10.000000	11.703107	17.03%	136
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.372924	14.614845	28.51%	2,236
2011	10.502017	11.372924	8.29%	0
2010*	10.000000	10.502017	5.02%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.249025	12.049215	7.11%	753
2011	10.878470	11.249025	3.41%	712
2010	10.377399	10.878470	4.83%	805
2009	9.671154	10.377399	7.30%	864
2008	11.009612	9.671154	-12.16%	2,590
2007	10.667339	11.009612	3.21%	4,065
2006	10.499491	10.667339	1.60%	99
2005	10.297210	10.499491	1.96%	100
2004	10.085843	10.297210	2.10%	100
2003*	10.000000	10.085843	0.86%	101
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.300505	23.473753	15.63%	0
2011	19.359840	20.300505	4.86%	0
2010	17.982861	19.359840	7.66%	0
2009	14.088532	17.982861	27.64%	789
2008	16.891896	14.088532	-16.60%	789
2007	16.185813	16.891896	4.36%	849
2006	14.889797	16.185813	8.70%	891
2005	13.534807	14.889797	10.01%	1,102
2004	12.533652	13.534807	7.99%	1,162
2003*	10.000000	12.533652	25.34%	1,466
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.696350	-3.04%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.600812	-3.99%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.953223	15.822984	5.82%	0
2011	15.976693	14.953223	-6.41%	0
2010	12.846504	15.976693	24.37%	0
2009	8.578995	12.846504	49.74%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.179258	16.299498	14.95%	0
2011	13.633077	14.179258	4.01%	0
2010	12.326389	13.633077	10.60%	0
2009	10.445924	12.326389	18.00%	82
2008	17.964756	10.445924	-41.85%	85
2007	17.474675	17.964756	2.80%	300
2006	15.233868	17.474675	14.71%	299
2005	14.853284	15.233868	2.56%	521
2004	13.620181	14.853284	9.05%	1,825
2003*	10.000000	13.620181	36.20%	236
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.629588	22.800524	16.15%	1,592
2011	21.908237	19.629588	-10.40%	2,057
2010	17.650383	21.908237	24.12%	4,710
2009	12.618626	17.650383	39.88%	1,888
2008	20.030494	12.618626	-37.00%	1,492
2007	20.123674	20.030494	-0.46%	0
2006	17.970616	20.123674	11.98%	0
2005	17.187195	17.970616	4.56%	0
2004	14.720983	17.187195	16.75%	188
2003*	10.000000	14.720983	47.21%	244
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.109592	1.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.472357	14.184631	5.29%	3,692
2011	12.295411	13.472357	9.57%	7,183
2010	11.929218	12.295411	3.07%	17,360
2009	11.038864	11.929218	8.07%	18,754
2008	11.440148	11.038864	-3.51%	15,200
2007	10.657116	11.440148	7.35%	17,004
2006	10.698655	10.657116	-0.39%	8,236
2005	10.742961	10.698655	-0.41%	17,427
2004	10.354917	10.742961	3.75%	8,259
2003*	10.000000	10.354917	3.55%	927
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.103600	15.827132	12.22%	0
2011	13.983990	14.103600	0.86%	0
2010	12.525743	13.983990	11.64%	0
2009	10.846969	12.525743	15.48%	0
2008	16.949441	10.846969	-36.00%	0
2007	17.363685	16.949441	-2.39%	0
2006	15.159191	17.363685	14.54%	0
2005	14.791613	15.159191	2.49%	0
2004	13.400667	14.791613	10.38%	35
2003*	10.000000	13.400667	34.01%	992

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.447730	15.324475	13.96%	7,451
2011	13.831236	13.447730	-2.77%	9,414
2010	11.856213	13.831236	16.66%	18,432
2009	9.315701	11.856213	27.27%	15,689
2008	12.585912	9.315701	-25.98%	14,500
2007	13.156741	12.585912	-4.34%	11,641
2006	11.160354	13.156741	17.89%	7,584
2005*	10.000000	11.160354	11.60%	4,138
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.221543	13.176970	7.82%	0
2011	12.934953	12.221543	-5.52%	0
2010	12.018891	12.934953	7.62%	0
2009*	10.000000	12.018891	20.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.106417	22.816722	13.48%	5,132
2011	20.390739	20.106417	-1.39%	6,320
2010	16.527358	20.390739	23.38%	7,244
2009	13.482033	16.527358	22.59%	442
2008	19.903666	13.482033	-32.26%	346
2007	20.435589	19.903666	-2.60%	0
2006	18.215806	20.435589	12.19%	0
2005	17.323874	18.215806	5.15%	0
2004	14.495863	17.323874	19.51%	0
2003*	10.000000	14.495863	44.96%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.499648	16.416157	13.22%	6,155
2011	14.551624	14.499648	-0.36%	12,504
2010	12.957235	14.551624	12.31%	16,147
2009	10.484318	12.957235	23.59%	22,648
2008	17.060175	10.484318	-38.55%	23,757
2007	16.574042	17.060175	2.93%	23,243
2006	14.671716	16.574042	12.97%	24,285
2005	14.327417	14.671716	2.40%	20,214
2004	13.241492	14.327417	8.20%	4,097
2003*	10.000000	13.241492	32.41%	1,634
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.689093	16.941897	7.99%	877
2011	14.714455	15.689093	6.62%	1,355
2010	13.044385	14.714455	12.80%	1,046
2009	10.884321	13.044385	19.85%	1,447
2008	15.795961	10.884321	-31.09%	1,417
2007	15.078643	15.795961	4.76%	2,238
2006	13.232899	15.078643	13.95%	5,765
2005	12.961593	13.232899	2.09%	5,730
2004	12.614318	12.961593	2.75%	666
2003*	10.000000	12.614318	26.14%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.102817	13.089064	17.89%	0
2011	13.175601	11.102817	-15.73%	0
2010	10.271918	13.175601	28.27%	2,966
2009	8.330082	10.271918	23.31%	0
2008	13.653059	8.330082	-38.99%	0
2007	15.696762	13.653059	-13.02%	0
2006	15.463665	15.696762	1.51%	0
2005	14.940160	15.463665	3.50%	0
2004	13.721639	14.940160	8.88%	0
2003*	10.000000	13.721639	37.22%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.966617	13.987908	7.88%	1,084
2011	13.994934	12.966617	-7.35%	1,084
2010	12.630154	13.994934	10.81%	1,084
2009	11.372684	12.630154	11.06%	0
2008	16.491882	11.372684	-31.04%	0
2007	15.342410	16.491882	7.49%	0
2006	13.513893	15.342410	13.53%	0
2005	13.552134	13.513893	-0.28%	105
2004	12.904162	13.552134	5.02%	0
2003*	10.000000	12.904162	29.04%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.191501	13.082341	7.31%	7,706
2011	12.190654	12.191501	0.01%	8,994
2010	11.482091	12.190654	6.17%	15,455
2009	9.745985	11.482091	17.81%	25,801
2008	10.751903	9.745985	-9.36%	25,258
2007	10.430737	10.751903	3.08%	24,132
2006	10.236368	10.430737	1.90%	22,914
2005	10.337354	10.236368	-0.98%	23,695
2004	10.204194	10.337354	1.30%	10,853
2003*	10.000000	10.204194	2.04%	1,705
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.693642	12.793112	9.40%	34,335
2011	11.976883	11.693642	-2.36%	34,546
2010	10.853307	11.976883	10.35%	46,011
2009	8.929952	10.853307	21.54%	64,147
2008	12.170952	8.929952	-26.63%	59,005
2007	11.449951	12.170952	6.30%	29,895
2006	10.656145	11.449951	7.45%	30,376
2005*	10.000000	10.656145	6.56%	17,928

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.669522	12.936935	10.86%	62,838
2011	12.050735	11.669522	-3.16%	99,356
2010	10.749898	12.050735	12.10%	112,673
2009	8.528856	10.749898	26.04%	138,860
2008	12.944625	8.528856	-34.11%	139,029
2007	12.006703	12.944625	7.81%	141,761
2006	10.961738	12.006703	9.53%	142,905
2005*	10.000000	10.961738	9.62%	96,263
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.369757	12.839946	12.93%	59,182
2011	11.933033	11.369757	-4.72%	60,548
2010	10.501446	11.933033	13.63%	62,134
2009	8.164651	10.501446	28.62%	62,284
2008	13.468509	8.164651	-39.38%	62,340
2007	12.367469	13.468509	8.90%	43,739
2006	11.169149	12.367469	10.73%	42,397
2005*	10.000000	11.169149	11.69%	6,123
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.300242	15.711387	2.69%	81
2011	16.459815	15.300242	-7.04%	81
2010	14.088047	16.459815	16.84%	9,075
2009	9.736367	14.088047	44.70%	2,340
2008	21.779859	9.736367	-55.30%	1,718
2007	15.253319	21.779859	42.79%	1,047
2006	13.339408	15.253319	14.35%	741
2005*	10.000000	13.339408	33.39%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.291310	16.401790	14.77%	8,097
2011	14.480127	14.291310	-1.30%	12,295
2010	12.850889	14.480127	12.68%	23,758
2009	10.090937	12.850889	27.35%	29,047
2008	17.997091	10.090937	-43.93%	26,811
2007	18.126350	17.997091	-0.71%	29,972
2006	15.413918	18.126350	17.60%	21,385
2005	14.890118	15.413918	3.52%	14,139
2004	13.652543	14.890118	9.06%	9,945
2003*	10.000000	13.652543	36.53%	2,202

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.448071	16.205978	12.17%	1,796
2011	14.739601	14.448071	-1.98%	7,924
2010	12.136474	14.739601	21.45%	10,216
2009	9.672824	12.136474	25.47%	15,280
2008	18.723429	9.672824	-48.34%	17,147
2007	15.077970	18.723429	24.18%	32,466
2006	14.428718	15.077970	4.50%	7,903
2005	13.947355	14.428718	3.45%	6,688
2004	13.794032	13.947355	1.11%	6,692
2003*	10.000000	13.794032	37.94%	1,076
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.945119	13.403317	3.54%	55,174
2011	12.334105	12.945119	4.95%	68,360
2010	11.696525	12.334105	5.45%	96,346
2009	10.330978	11.696525	13.22%	190,018
2008	10.914247	10.330978	-5.34%	186,213
2007	10.695648	10.914247	2.04%	201,317
2006	10.474496	10.695648	2.11%	95,073
2005	10.483602	10.474496	-0.09%	24,451
2004	10.262112	10.483602	2.16%	4,770
2003*	10.000000	10.262112	2.62%	640
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.506390	25.279972	12.32%	10,274
2011	25.747562	22.506390	-12.59%	15,513
2010	20.423747	25.747562	26.07%	19,417
2009	14.904845	20.423747	37.03%	25,617
2008	25.171396	14.904845	-40.79%	24,839
2007	22.260345	25.171396	13.08%	27,970
2006	20.196810	22.260345	10.22%	27,893
2005	17.452852	20.196810	15.72%	24,246
2004	14.279064	17.452852	22.23%	4,365
2003*	10.000000	14.279064	42.79%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.407177	18.184482	18.03%	0
2011	19.009475	15.407177	-18.95%	0
2010	17.182770	19.009475	10.63%	0
2009	13.884102	17.182770	23.76%	0
2008	25.269098	13.884102	-45.06%	0
2007	22.019372	25.269098	14.76%	0
2006	19.067291	22.019372	15.48%	0
2005	16.370488	19.067291	16.47%	348
2004	14.734289	16.370488	11.10%	349
2003*	10.000000	14.734289	47.34%	138

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.337011	12.207635	18.10%	1,560
2011	12.761543	10.337011	-19.00%	1,573
2010	11.535584	12.761543	10.63%	1,497
2009	9.322533	11.535584	23.74%	1,234
2008	16.962678	9.322533	-45.04%	1,315
2007	14.780294	16.962678	14.77%	1,167
2006	12.794338	14.780294	15.52%	3,847
2005	10.988531	12.794338	16.43%	3,736
2004*	10.000000	10.988531	9.89%	941
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.764050	22.130733	24.58%	695
2011	19.916759	17.764050	-10.81%	704
2010	16.077894	19.916759	23.88%	1,124
2009	10.434236	16.077894	54.09%	3,402
2008	21.846573	10.434236	-52.24%	1,381
2007	21.133526	21.846573	3.37%	3,193
2006	18.578540	21.133526	13.75%	8,428
2005	18.498039	18.578540	0.44%	9,533
2004	16.572366	18.498039	11.62%	9,532
2003*	10.000000	16.572366	65.72%	822
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.453388	12.650361	10.45%	9,108
2011	11.408652	11.453388	0.39%	20,135
2010	10.326718	11.408652	10.48%	25,059
2009	7.767215	10.326718	32.95%	32,903
2008	11.261623	7.767215	-31.03%	33,358
2007	11.070887	11.261623	1.72%	25,291
2006*	10.000000	11.070887	10.71%	1,266
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.048634	17.617147	9.77%	679
2011	15.440812	16.048634	3.94%	4,122
2010	13.052968	15.440812	18.29%	5,648
2009	11.344899	13.052968	15.06%	12,751
2008	15.872203	11.344899	-28.52%	14,817
2007	16.636787	15.872203	-4.60%	15,543
2006	14.486224	16.636787	14.85%	15,640
2005	14.284062	14.486224	1.42%	18,654
2004	13.124559	14.284062	8.83%	15,273
2003*	10.000000	13.124559	31.25%	1,397

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.108351	23.340627	16.07%	11,698
2011	21.308778	20.108351	-5.63%	17,127
2010	16.948821	21.308778	25.72%	23,149
2009	13.383779	16.948821	26.64%	46,976
2008	20.379018	13.383779	-34.33%	453
2007	21.293406	20.379018	-4.29%	463
2006	18.563394	21.293406	14.71%	0
2005	17.405526	18.563394	6.65%	0
2004	14.345083	17.405526	21.33%	7,083
2003*	10.000000	14.345083	43.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.755911	9.901081	13.08%	0
2011	9.069547	8.755911	-3.46%	0
2010	8.389555	9.069547	8.11%	0
2009	6.569115	8.389555	27.71%	3,212
2008*	10.000000	6.569115	-34.31%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.964145	16.601976	10.95%	0
2011	18.137880	14.964145	-17.50%	0
2010	15.741349	18.137880	15.22%	0
2009	9.299580	15.741349	69.27%	0
2008	20.040896	9.299580	-53.60%	0
2007	15.883394	20.040896	26.18%	6,144
2006	12.638452	15.883394	25.68%	762
2005*	10.000000	12.638452	26.38%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.972621	19.675059	15.92%	0
2011	19.369591	16.972621	-12.37%	0
2010	18.222589	19.369591	6.29%	0
2009	13.561455	18.222589	34.37%	0
2008	23.198948	13.561455	-41.54%	0
2007	20.494837	23.198948	13.19%	0
2006	17.210388	20.494837	19.08%	0
2005	15.931585	17.210388	8.03%	0
2004	13.708346	15.931585	16.22%	3,808
2003*	10.000000	13.708346	37.08%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.225714	14.180778	15.99%	7,468
2011	13.959209	12.225714	-12.42%	7,664
2010	13.132584	13.959209	6.29%	8,917
2009	9.762388	13.132584	34.52%	14,047
2008	16.704028	9.762388	-41.56%	139,820
2007	14.758392	16.704028	13.18%	90,948
2006	12.391616	14.758392	19.10%	55,251
2005	11.474649	12.391616	7.99%	11,421
2004*	10.000000	11.474649	14.75%	6,608
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.525114	17.514227	12.81%	1,130
2011	15.965661	15.525114	-2.76%	1,130
2010	14.235969	15.965661	12.15%	1,386
2009	12.233112	14.235969	16.37%	1,130
2008	11.747267	12.233112	4.14%	1,357
2007	10.791538	11.747267	8.86%	0
2006	9.752951	10.791538	10.65%	0
2005*	10.000000	9.752951	-2.47%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.178016	1.78%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.934918	9.989832	11.81%	159
2011	10.302551	8.934918	-13.27%	428
2010*	10.000000	10.302551	3.03%	402
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.956550	13.173078	20.23%	0
2011	11.276729	10.956550	-2.84%	0
2010*	10.000000	11.276729	12.77%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.602726	-3.97%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.696880	-3.03%	3,827
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.449652	13.378593	16.85%	0
2011	12.583734	11.449652	-9.01%	1,669
2010	11.809328	12.583734	6.56%	749
2009*	10.000000	11.809328	18.09%	1,547

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.767691	7.68%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.023807	0.24%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.091081	17.886708	11.16%	0
2011	16.191014	16.091081	-0.62%	0
2010	15.272769	16.191014	6.01%	0
2009	12.403331	15.272769	23.13%	0
2008	15.070472	12.403331	-17.70%	15
2007	13.937940	15.070472	8.13%	14
2006	12.873580	13.937940	8.27%	108
2005	12.194655	12.873580	5.57%	108
2004	11.484704	12.194655	6.18%	584
2003*	10.000000	11.484704	14.85%	268
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.917674	20.544547	21.44%	2,742
2011	18.540512	16.917674	-8.75%	4,649
2010	17.758387	18.540512	4.40%	6,010
2009	12.403817	17.758387	43.17%	5,328
2008	22.716955	12.403817	-45.40%	4,279
2007	16.958344	22.716955	33.96%	1,312
2006	15.849789	16.958344	6.99%	3,618
2005	14.360798	15.849789	10.37%	660
2004	12.415484	14.360798	15.67%	730
2003*	10.000000	12.415484	24.15%	237
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.915766	-0.84%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.060546	28.918947	10.97%	0
2011	39.281295	26.060546	-33.66%	0
2010	32.044817	39.281295	22.58%	0
2009	18.250720	32.044817	75.58%	0
2008	38.966658	18.250720	-53.16%	0
2007	31.120689	38.966658	43.78%	0
2006	21.593269	31.120689	44.12%	0
2005	16.690295	21.593269	29.38%	0
2004	14.342071	16.690295	16.37%	0
2003*	10.000000	14.342071	43.42%	985

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.341560	16.407132	14.40%	0
2011	14.572257	14.341560	-1.58%	60
2010	13.251577	14.572257	9.97%	1,077
2009	9.716395	13.251577	36.38%	1,272
2008	15.725168	9.716395	-38.21%	1,316
2007	14.446858	15.725168	8.85%	1,286
2006	13.730460	14.446858	5.22%	1,285
2005	13.434891	13.730460	2.20%	1,629
2004	12.572420	13.434891	6.86%	1,112
2003*	10.000000	12.572420	25.72%	156
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.183068	1.83%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.122926	18.318495	13.62%	39,606
2011	16.519974	16.122926	-2.40%	56,069
2010	15.149121	16.519974	9.05%	71,156
2009	12.617582	15.149121	20.06%	113,159
2008	19.133862	12.617582	-34.06%	17,731
2007	18.139026	19.133862	5.48%	19,053
2006	15.350871	18.139026	18.16%	29,368
2005	14.704343	15.350871	4.40%	23,278
2004	13.060441	14.704343	12.59%	2,913
2003*	10.000000	13.060441	30.60%	152
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.307925	11.716593	13.67%	513
2011	10.702750	10.307925	-3.69%	968
2010*	10.000000	10.702750	7.03%	1,019
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.040233	10.084994	11.56%	0
2011*	10.000000	9.040233	-9.60%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.541825	15.195144	12.21%	15,803
2011	13.743741	13.541825	-1.47%	21,269
2010	12.387724	13.743741	10.95%	25,628
2009*	10.000000	12.387724	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.820076	11.141370	13.46%	106,631
2011	9.922759	9.820076	-1.03%	140,396
2010	9.034298	9.922759	9.83%	146,250
2009	7.465869	9.034298	21.01%	129,880
2008	10.843154	7.465869	-31.15%	119,459
2007	10.420045	10.843154	4.06%	82,149
2006*	10.000000	10.420045	4.20%	30,484

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.995134	11.315634	2.91%	62,626
2011	10.606108	10.995134	3.67%	80,055
2010	10.205658	10.606108	3.92%	87,428
2009	9.280979	10.205658	9.96%	74,044
2008	10.502388	9.280979	-11.63%	74,409
2007	10.402195	10.502388	0.96%	33,449
2006*	10.000000	10.402195	4.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.726901	11.643199	19.70%	4,090
2011	10.938302	9.726901	-11.07%	5,161
2010	10.023020	10.938302	9.13%	7,084
2009	7.218983	10.023020	38.84%	6,115
2008	11.998783	7.218983	-39.84%	6,103
2007	10.701461	11.998783	12.12%	1,353
2006*	10.000000	10.701461	7.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.046835	10.413584	15.11%	16,216
2011	9.680230	9.046835	-6.54%	21,380
2010	8.352911	9.680230	15.89%	33,708
2009	6.138425	8.352911	36.08%	29,233
2008	11.222723	6.138425	-45.30%	54,486
2007	10.229939	11.222723	9.70%	45,840
2006*	10.000000	10.229939	2.30%	29,708
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.924459	9.095307	14.78%	83,535
2011	8.266547	7.924459	-4.14%	114,508
2010	7.597040	8.266547	8.81%	118,828
2009	5.928601	7.597040	28.14%	95,918
2008	9.762924	5.928601	-39.27%	90,342
2007*	10.000000	9.762924	-2.37%	33,065
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.121321	18.107101	12.32%	0
2011	15.836568	16.121321	1.80%	0
2010	14.273771	15.836568	10.95%	0
2009	9.970928	14.273771	43.15%	0
2008	14.122069	9.970928	-29.39%	0
2007	13.966646	14.122069	1.11%	0
2006	12.878087	13.966646	8.45%	0
2005	12.828129	12.878087	0.39%	0
2004	11.883363	12.828129	7.95%	236
2003*	10.000000	11.883363	18.83%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.014944	14.637426	12.47%	0
2011	12.786356	13.014944	1.79%	0
2010	11.523960	12.786356	10.95%	0
2009	8.045559	11.523960	43.23%	0
2008	11.412324	8.045559	-29.50%	0
2007	11.283062	11.412324	1.15%	0
2006	10.404099	11.283062	8.45%	0
2005*	10.000000	10.404099	4.04%	3,478
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.393787	16.676857	15.86%	16,239
2011	15.063527	14.393787	-4.45%	21,422
2010	13.307463	15.063527	13.20%	27,286
2009	10.581010	13.307463	25.77%	27,189
2008	17.189769	10.581010	-38.45%	32,780
2007	18.002842	17.189769	-4.52%	94,666
2006	15.887753	18.002842	13.31%	76,536
2005	15.586906	15.887753	1.93%	20,463
2004	13.577106	15.586906	14.80%	6,795
2003*	10.000000	13.577106	35.77%	5,454
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.476887	8.564913	14.55%	1,060
2011	8.631396	7.476887	-13.38%	1,123
2010	7.629139	8.631396	13.14%	1,043
2009	5.086752	7.629139	49.98%	0
2008*	10.000000	5.086752	-49.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.016009	9.846058	9.21%	63,005
2011	9.505383	9.016009	-5.15%	82,095
2010	7.845689	9.505383	21.15%	102,067
2009	6.095623	7.845689	28.71%	221,781
2008*	10.000000	6.095623	-39.04%	263,461
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.295902	9.447642	13.88%	1
2011	9.037008	8.295902	-8.20%	70
2010	8.017520	9.037008	12.72%	493
2009	6.329119	8.017520	26.68%	1,127
2008*	10.000000	6.329119	-36.71%	1,605
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.700454	10.562844	8.89%	131,239
2011	10.027838	9.700454	-3.26%	258,171
2010	9.263244	10.027838	8.25%	305,681
2009	7.884632	9.263244	17.48%	123,450
2008*	10.000000	7.884632	-21.15%	67,713

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.101244	10.140761	11.42%	63,180
2011	9.613325	9.101244	-5.33%	78,148
2010	8.723627	9.613325	10.20%	139,819
2009	7.165610	8.723627	21.74%	19,921
2008*	10.000000	7.165610	-28.34%	19,921
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.419919	10.982338	5.40%	91,248
2011	10.478811	10.419919	-0.56%	94,652
2010	10.006663	10.478811	4.72%	72,940
2009	9.029915	10.006663	10.82%	52,183
2008*	10.000000	9.029915	-9.70%	52,183
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.405547	10.362445	10.17%	103,191
2011	9.821305	9.405547	-4.23%	164,601
2010	8.993867	9.821305	9.20%	178,661
2009	7.521865	8.993867	19.57%	40,036
2008*	10.000000	7.521865	-24.78%	27,538
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.769858	9.852628	12.35%	370,106
2011	9.382225	8.769858	-6.53%	416,830
2010	8.444619	9.382225	11.10%	430,609
2009	6.804125	8.444619	24.11%	5,757
2008*	10.000000	6.804125	-31.96%	5,726
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.967594	10.754332	7.89%	43,846
2011	10.192952	9.967594	-2.21%	29,323
2010	9.534297	10.192952	6.91%	39,678
2009	8.262967	9.534297	15.39%	5,715
2008*	10.000000	8.262967	-17.37%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.373008	11.985097	5.38%	19,041
2011	10.917498	11.373008	4.17%	29,221
2010	10.427791	10.917498	4.70%	40,921
2009	9.793750	10.427791	6.47%	81,588
2008*	10.000000	9.793750	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.332403	12.952001	5.02%	1,145
2011	11.859763	12.332403	3.99%	1,064
2010	11.187800	11.859763	6.01%	0
2009	9.799538	11.187800	14.17%	0
2008*	10.000000	9.799538	-2.00%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.584275	31.640286	14.70%	0
2011	36.345122	27.584275	-24.10%	0
2010	31.978626	36.345122	13.65%	289
2009	19.997995	31.978626	59.91%	290
2008	48.482892	19.997995	-58.75%	290
2007	34.059656	48.482892	42.35%	290
2006	25.481383	34.059656	33.66%	291
2005	19.637463	25.481383	29.76%	291
2004	16.629376	19.637463	18.09%	3,623
2003*	10.000000	16.629376	66.29%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.542088	18.962524	14.63%	64
2011	21.794414	16.542088	-24.10%	64
2010	19.180025	21.794414	13.63%	4,479
2009	11.994322	19.180025	59.91%	65
2008	29.033083	11.994322	-58.69%	0
2007	20.359741	29.033083	42.60%	5,103
2006	15.205039	20.359741	33.90%	5,817
2005	11.703984	15.205039	29.91%	2,323
2004*	10.000000	11.703984	17.04%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.572529	12.703573	1.04%	52,433
2011	11.954538	12.572529	5.17%	62,072
2010	11.635860	11.954538	2.74%	87,764
2009	11.556553	11.635860	0.69%	182,046
2008	10.941692	11.556553	5.62%	233,536
2007	10.414910	10.941692	5.06%	193,230
2006	10.278047	10.414910	1.33%	100,222
2005	10.150616	10.278047	1.26%	37,967
2004	10.025426	10.150616	1.25%	5,152
2003*	10.000000	10.025426	0.25%	710
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.746396	7.621717	12.97%	1,630
2011	7.644830	6.746396	-11.75%	1,752
2010	6.899575	7.644830	10.80%	1,542
2009	5.435866	6.899575	26.93%	1,606
2008*	10.000000	5.435866	-45.64%	468
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.347534	8.515928	15.90%	171
2011	8.598280	7.347534	-14.55%	188
2010	8.165074	8.598280	5.31%	881
2009	6.475014	8.165074	26.10%	850
2008	11.604467	6.475014	-44.20%	356
2007	10.820602	11.604467	7.24%	169
2006*	10.000000	10.820602	8.21%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.760488	17.909927	13.64%	257,786
2011	16.731092	15.760488	-5.80%	377,395
2010	14.885937	16.731092	12.40%	390,513
2009	11.935003	14.885937	24.73%	464,069
2008	19.273993	11.935003	-38.08%	496,935
2007	18.553909	19.273993	3.88%	509,009
2006	16.190743	18.553909	14.60%	537,916
2005	15.298388	16.190743	5.83%	532,002
2004	13.683298	15.298388	11.80%	107,939
2003*	10.000000	13.683298	36.83%	12,635
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.236480	13.123412	7.25%	1,627
2011	12.369869	12.236480	-1.08%	4,382
2010	11.488255	12.369869	7.67%	4,385
2009*	10.000000	11.488255	14.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.852412	14.144874	10.06%	97,053
2011	13.231289	12.852412	-2.86%	89,138
2010	12.045182	13.231289	9.85%	107,514
2009*	10.000000	12.045182	20.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.358508	12.744055	3.12%	29,594
2011	12.244822	12.358508	0.93%	24,523
2010	11.793354	12.244822	3.83%	29,115
2009	11.026204	11.793354	6.96%	11,131
2008	11.966235	11.026204	-7.86%	14,682
2007	11.582248	11.966235	3.32%	9,168
2006	11.126126	11.582248	4.10%	15,683
2005	10.983569	11.126126	1.30%	26,051
2004	10.704003	10.983569	2.61%	1,455
2003*	10.000000	10.704003	7.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.332048	15.571226	8.65%	357,788
2011	14.622383	14.332048	-1.99%	436,784
2010	13.445621	14.622383	8.75%	521,154
2009	11.510438	13.445621	16.81%	647,438
2008	15.285064	11.510438	-24.69%	681,338
2007	14.755622	15.285064	3.59%	734,429
2006	13.513991	14.755622	9.19%	560,914
2005	13.082811	13.513991	3.30%	420,898
2004	12.181349	13.082811	7.40%	108,935
2003*	10.000000	12.181349	21.81%	20,737

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.291798	17.056007	11.54%	729,667
2011	15.934161	15.291798	-4.03%	916,291
2010	14.402396	15.934161	10.64%	1,075,707
2009	11.808455	14.402396	21.97%	1,224,924
2008	17.554065	11.808455	-32.73%	1,411,485
2007	16.867668	17.554065	4.07%	1,436,381
2006	15.018394	16.867668	12.31%	1,294,599
2005	14.304552	15.018394	4.99%	967,044
2004	13.015066	14.304552	9.91%	332,985
2003*	10.000000	13.015066	30.15%	17,912
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.511552	14.312546	5.93%	68,208
2011	13.501187	13.511552	0.08%	83,577
2010	12.688935	13.501187	6.40%	72,975
2009	11.296366	12.688935	12.33%	96,076
2008	13.561316	11.296366	-16.70%	121,769
2007	13.066840	13.561316	3.78%	136,760
2006	12.290759	13.066840	6.31%	141,640
2005	11.996352	12.290759	2.45%	128,262
2004	11.417528	11.996352	5.07%	45,475
2003*	10.000000	11.417528	14.18%	97
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.090219	15.198751	16.11%	25,506
2011	13.691636	13.090219	-4.39%	39,597
2010	12.867835	13.691636	6.40%	52,399
2009*	10.000000	12.867835	28.68%	162
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.977903	23.010003	15.18%	4,556
2011	20.906373	19.977903	-4.44%	5,129
2010	16.894982	20.906373	23.74%	8,463
2009	12.599854	16.894982	34.09%	10,001
2008	20.226044	12.599854	-37.70%	9,154
2007	19.180528	20.226044	5.45%	10,574
2006	17.800600	19.180528	7.75%	17,127
2005	16.194190	17.800600	9.92%	17,556
2004	14.271063	16.194190	13.48%	11,040
2003*	10.000000	14.271063	42.71%	2,519

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.765449	9.574509	-1.96%	28,016
2011	9.959114	9.765449	-1.94%	35,033
2010	10.157162	9.959114	-1.95%	46,079
2009	10.354819	10.157162	-1.91%	97,387
2008	10.348233	10.354819	0.06%	119,545
2007	10.072432	10.348233	2.74%	74,985
2006	9.827008	10.072432	2.50%	34,701
2005	9.761463	9.827008	0.67%	34,072
2004	9.875470	9.761463	-1.15%	49,190
2003*	10.000000	9.875470	-1.25%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.325004	14.664939	10.06%	4,880
2011	12.875031	13.325004	3.49%	5,458
2010	11.873865	12.875031	8.43%	4,429
2009	9.736227	11.873865	21.96%	3,414
2008	12.005886	9.736227	-18.90%	4,883
2007	11.704613	12.005886	2.57%	3,715
2006	11.385869	11.704613	2.80%	569
2005	11.363940	11.385869	0.19%	515
2004	10.879096	11.363940	4.46%	469
2003*	10.000000	10.879096	8.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.976413	9.034304	13.26%	80,595
2011	9.000995	7.976413	-11.38%	96,675
2010	8.066282	9.000995	11.59%	109,386
2009	6.044248	8.066282	33.45%	210,262
2008*	10.000000	6.044248	-39.56%	229,329
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.126122	13.916018	14.76%	0
2011	14.795477	12.126122	-18.04%	0
2010	14.249548	14.795477	3.83%	0
2009	11.221641	14.249548	26.98%	0
2008	21.384785	11.221641	-47.53%	0
2007	21.237273	21.384785	0.69%	0
2006	17.694429	21.237273	20.02%	0
2005	16.142684	17.694429	9.61%	214
2004	13.719727	16.142684	17.66%	214
2003*	10.000000	13.719727	37.20%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.593441	9.853345	14.66%	3,344
2011	10.483392	8.593441	-18.03%	3,662
2010	10.100781	10.483392	3.79%	5,186
2009	7.955492	10.100781	26.97%	4,671
2008	15.152857	7.955492	-47.50%	78,285
2007	15.049828	15.152857	0.68%	99,649
2006	12.538773	15.049828	20.03%	56,101
2005	11.437668	12.538773	9.63%	12,196
2004*	10.000000	11.437668	14.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.544698	9.729903	13.87%	35,428
2011	9.005380	8.544698	-5.12%	56,432
2010	7.961577	9.005380	13.11%	70,850
2009	6.277357	7.961577	26.83%	136,058
2008*	10.000000	6.277357	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.967675	9.186203	15.29%	2,342
2011	8.653032	7.967675	-7.92%	3,767
2010	7.827338	8.653032	10.55%	4,487
2009	6.265525	7.827338	24.93%	7,108
2008*	10.000000	6.265525	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.931698	10.039569	12.40%	44,095
2011	9.533309	8.931698	-6.31%	67,039
2010	7.687878	9.533309	24.00%	79,964
2009	6.188086	7.687878	24.24%	147,239
2008*	10.000000	6.188086	-38.12%	82,479
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.585454	10.934308	14.07%	43,481
2011	10.008039	9.585454	-4.22%	55,772
2010	8.531911	10.008039	17.30%	67,646
2009	6.669444	8.531911	27.93%	130,823
2008*	10.000000	6.669444	-33.31%	170,057
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.574086	15.051287	10.88%	1,090
2011	13.963762	13.574086	-2.79%	1,249
2010	11.383451	13.963762	22.67%	1,122
2009	9.128209	11.383451	24.71%	1,200
2008	17.414054	9.128209	-47.58%	1,056
2007	16.221203	17.414054	7.35%	149
2006	16.063452	16.221203	0.98%	13
2005	15.205697	16.063452	5.64%	0
2004	13.703517	15.205697	10.96%	8,914
2003*	10.000000	13.703517	37.04%	925

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.949634	22.351848	17.95%	61
2011	20.440477	18.949634	-7.29%	74
2010	16.482865	20.440477	24.01%	259
2009	13.356635	16.482865	23.41%	264
2008	20.122351	13.356635	-33.62%	309
2007	22.124258	20.122351	-9.05%	2,380
2006	19.268704	22.124258	14.82%	7,618
2005	19.119017	19.268704	0.78%	8,634
2004	16.666453	19.119017	14.72%	8,912
2003*	10.000000	16.666453	66.66%	6,390
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.445249	20.838481	12.97%	291
2011	19.970280	18.445249	-7.64%	344
2010	16.296331	19.970280	22.54%	325
2009	12.363666	16.296331	31.81%	2,268
2008	20.455785	12.363666	-39.56%	12,791
2007	20.476947	20.455785	-0.10%	11,905
2006	18.686979	20.476947	9.58%	17,664
2005	17.014645	18.686979	9.83%	5,568
2004	14.608788	17.014645	16.47%	698
2003*	10.000000	14.608788	46.09%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.362918	14.915989	11.62%	40,233
2011	13.576782	13.362918	-1.58%	54,992
2010	12.229463	13.576782	11.02%	68,176
2009	9.933923	12.229463	23.11%	142,532
2008	17.352525	9.933923	-42.75%	186,604
2007	16.404635	17.352525	5.78%	159,985
2006	14.752925	16.404635	11.20%	110,248
2005	14.055950	14.752925	4.96%	27,416
2004	13.087692	14.055950	7.40%	7,901
2003*	10.000000	13.087692	30.88%	5,970
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.424859	10.680542	13.32%	171
2011	9.055986	9.424859	4.07%	171
2010	7.114320	9.055986	27.29%	5,053
2009	5.559464	7.114320	27.97%	172
2008*	10.000000	5.559464	-44.41%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.280398	10.434583	1.50%	8,727
2011	10.349954	10.280398	-0.67%	8,908
2010	10.306389	10.349954	0.42%	11,235
2009	9.813634	10.306389	5.02%	11,864
2008*	10.000000	9.813634	-1.86%	2,323

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.518399	13.502774	17.23%	58,825
2011	13.414082	11.518399	-14.13%	70,954
2010	12.864296	13.414082	4.27%	75,026
2009*	10.000000	12.864296	28.64%	160,893
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.899724	10.153185	2.56%	18,158
2011	10.066997	9.899724	-1.66%	28,859
2010	9.751814	10.066997	3.23%	45,544
2009	8.776128	9.751814	11.12%	82,296
2008	10.339136	8.776128	-15.12%	167,687
2007	10.065578	10.339136	2.72%	175,388
2006	9.851254	10.065578	2.18%	75,629
2005	9.903697	9.851254	-0.53%	2,443
2004	10.022565	9.903697	-1.19%	635
2003*	10.000000	10.022565	0.23%	8,357
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.353347	13.180332	6.69%	0
2011	12.733574	12.353347	-2.99%	0
2010	10.857340	12.733574	17.28%	0
2009	9.020719	10.857340	20.36%	2,187
2008	15.200728	9.020719	-40.66%	2,187
2007	15.425324	15.200728	-1.46%	0
2006	14.946321	15.425324	3.20%	0
2005	14.813472	14.946321	0.90%	0
2004	13.504135	14.813472	9.70%	0
2003*	10.000000	13.504135	35.04%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.644211	15.934428	8.81%	2,725
2011	15.409556	14.644211	-4.97%	4,179
2010	12.792100	15.409556	20.46%	11,450
2009	9.926852	12.792100	28.86%	4,953
2008	16.719252	9.926852	-40.63%	7,543
2007	15.847072	16.719252	5.50%	190,120
2006	14.213670	15.847072	11.49%	129,598
2005	13.565311	14.213670	4.78%	23,159
2004	12.213171	13.565311	11.07%	9,844
2003*	10.000000	12.213171	22.13%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.511895	14.838079	18.59%	0
2011	13.944595	12.511895	-10.27%	0
2010	12.295262	13.944595	13.41%	173
2009	8.996820	12.295262	36.66%	210
2008	15.382422	8.996820	-41.51%	254
2007	14.793739	15.382422	3.98%	311
2006	12.851121	14.793739	15.12%	348
2005	11.491649	12.851121	11.83%	559
2004*	10.000000	11.491649	14.92%	333
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.136033	22.692867	18.59%	0
2011	21.335250	19.136033	-10.31%	0
2010	18.806055	21.335250	13.45%	0
2009	13.763518	18.806055	36.64%	10
2008	23.526051	13.763518	-41.50%	29
2007	22.620904	23.526051	4.00%	44
2006	19.656415	22.620904	15.08%	60
2005	17.575066	19.656415	11.84%	89
2004	15.077980	17.575066	16.56%	122
2003*	10.000000	15.077980	50.78%	1,550
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.139690	1.40%	2,911
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.959700	15.960199	14.33%	45,291
2011	14.281674	13.959700	-2.25%	60,760
2010	12.575351	14.281674	13.57%	73,018
2009	10.020365	12.575351	25.50%	137,835
2008	16.652019	10.020365	-39.82%	158,132
2007	16.307973	16.652019	2.11%	138,032
2006	14.492509	16.307973	12.53%	113,309
2005	13.977468	14.492509	3.68%	20,989
2004	13.060920	13.977468	7.02%	264
2003*	10.000000	13.060920	30.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.379189	22.357865	15.37%	1,015
2011	20.246317	19.379189	-4.28%	1,244
2010	16.779833	20.246317	20.66%	2,335
2009	12.502392	16.779833	34.21%	1,937
2008	20.568311	12.502392	-39.22%	46,284
2007	21.275840	20.568311	-3.33%	29,357
2006	18.923917	21.275840	12.43%	19,960
2005	17.590220	18.923917	7.58%	2,767
2004	15.052827	17.590220	16.86%	221
2003*	10.000000	15.052827	50.53%	274

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.577812	5.78%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	0
2010	10.822960	11.606488	7.24%	0
2009*	10.000000	10.822960	8.23%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.136275	11.546390	3.68%	26,463
2011	11.243820	11.136275	-0.96%	28,979
2010	10.902078	11.243820	3.13%	36,052
2009*	10.000000	10.902078	9.02%	67,020
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.960299	10.693354	7.36%	1,572
2011*	10.000000	9.960299	-0.40%	1,560
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.578406	13.524605	16.81%	0
2011	12.382977	11.578406	-6.50%	0
2010	11.041531	12.382977	12.15%	0
2009	8.674948	11.041531	27.28%	0
2008	14.432931	8.674948	-39.89%	0
2007	15.667777	14.432931	-7.88%	125
2006	13.785121	15.667777	13.66%	126
2005	13.359972	13.785121	3.18%	126
2004	12.262996	13.359972	8.95%	126
2003*	10.000000	12.262996	22.63%	160
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.430523	14.858667	19.53%	0
2011	15.261968	12.430523	-18.55%	0
2010	14.146876	15.261968	7.88%	0
2009	11.576553	14.146876	22.20%	0
2008	21.066102	11.576553	-45.05%	0
2007	19.828334	21.066102	6.24%	0
2006	15.832728	19.828334	25.24%	0
2005	14.391285	15.832728	10.02%	0
2004	12.631654	14.391285	13.93%	0
2003*	10.000000	12.631654	26.32%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.641510	14.157940	12.00%	0
2011	15.693708	12.641510	-19.45%	0
2010	13.249841	15.693708	18.44%	0
2009	8.244992	13.249841	60.70%	0
2008	13.354829	8.244992	-38.26%	0
2007	12.909247	13.354829	3.45%	0
2006	12.486580	12.909247	3.38%	0
2005	12.048297	12.486580	3.64%	0
2004	11.699112	12.048297	2.98%	0
2003*	10.000000	11.699112	16.99%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.363302	14.595017	28.44%	0
2011	10.498469	11.363302	8.24%	0
2010*	10.000000	10.498469	4.98%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.199459	11.990000	7.06%	3,988
2011	10.836056	11.199459	3.35%	4,615
2010	10.342210	10.836056	4.78%	6,074
2009	9.643273	10.342210	7.25%	7,632
2008	10.983472	9.643273	-12.20%	105,230
2007	10.647467	10.983472	3.16%	145,045
2006	10.485262	10.647467	1.55%	78,074
2005	10.288472	10.485262	1.91%	29,410
2004	10.082409	10.288472	2.04%	1,616
2003*	10.000000	10.082409	0.82%	324
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.207642	23.354443	15.57%	0
2011	19.281092	20.207642	4.81%	0
2010	17.918838	19.281092	7.60%	0
2009	14.045524	17.918838	27.58%	0
2008	16.848924	14.045524	-16.64%	0
2007	16.152914	16.848924	4.31%	0
2006	14.867089	16.152914	8.65%	0
2005	13.521031	14.867089	9.96%	0
2004	12.527281	13.521031	7.93%	0
2003*	10.000000	12.527281	25.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.693042	-3.07%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.597551	-4.02%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.898983	15.757536	5.76%	407
2011	15.926844	14.898983	-6.45%	449
2010	12.812951	15.926844	24.30%	1,826
2009	8.560950	12.812951	49.67%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.115211	16.217588	14.89%	0
2011	13.578408	14.115211	3.95%	0
2010	12.283222	13.578408	10.54%	0
2009	10.414647	12.283222	17.94%	259
2008	17.920145	10.414647	-41.88%	1,256
2007	17.440215	17.920145	2.75%	1,200
2006	15.211551	17.440215	14.65%	1,248
2005	14.839080	15.211551	2.51%	1,267
2004	13.614096	14.839080	9.00%	1,266
2003*	10.000000	13.614096	36.14%	1,117
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.540947	22.685955	16.09%	353
2011	21.820428	19.540947	-10.45%	493
2010	17.588597	21.820428	24.06%	480
2009	12.580856	17.588597	39.80%	294
2008	19.980747	12.580856	-37.04%	0
2007	20.083994	19.980747	-0.51%	0
2006	17.944309	20.083994	11.92%	0
2005	17.170760	17.944309	4.51%	0
2004	14.714406	17.170760	16.69%	0
2003*	10.000000	14.714406	47.14%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.106163	1.06%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.410674	14.112464	5.23%	3,449
2011	12.245336	13.410674	9.52%	8,395
2010	11.886696	12.245336	3.02%	6,115
2009	11.005130	11.886696	8.01%	11,689
2008	11.411009	11.005130	-3.56%	12,384
2007	10.635425	11.411009	7.29%	4,584
2006	10.682311	10.635425	-0.44%	13,829
2005	10.732007	10.682311	-0.46%	4,868
2004	10.349636	10.732007	3.69%	1,092
2003*	10.000000	10.349636	3.50%	752
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.039930	15.747635	12.16%	0
2011	13.927941	14.039930	0.80%	0
2010	12.481902	13.927941	11.59%	0
2009	10.814518	12.481902	15.42%	0
2008	16.907376	10.814518	-36.04%	252
2007	17.329481	16.907376	-2.44%	237
2006	15.137022	17.329481	14.48%	304
2005	14.777488	15.137022	2.43%	322
2004	13.394694	14.777488	10.32%	329
2003*	10.000000	13.394694	33.95%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.402114	15.264684	13.90%	2,578
2011	13.791333	13.402114	-2.82%	3,028
2010	11.828022	13.791333	16.60%	5,170
2009	9.298292	11.828022	27.21%	6,126
2008	12.568812	9.298292	-26.02%	8,362
2007	13.145612	12.568812	-4.39%	7,241
2006	11.156580	13.145612	17.83%	3,250
2005*	10.000000	11.156580	11.57%	2,107
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.204946	13.152347	7.76%	0
2011	12.923966	12.204946	-5.56%	2,186
2010	12.014804	12.923966	7.57%	1,084
2009*	10.000000	12.014804	20.15%	850
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.015618	22.702082	13.42%	1,605
2011	20.308990	20.015618	-1.44%	2,256
2010	16.469490	20.308990	23.31%	4,575
2009	13.441686	16.469490	22.53%	0
2008	19.854246	13.441686	-32.30%	0
2007	20.395311	19.854246	-2.65%	0
2006	18.189148	20.395311	12.13%	0
2005	17.307319	18.189148	5.10%	0
2004	14.489397	17.307319	19.45%	0
2003*	10.000000	14.489397	44.89%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.434186	16.333683	13.16%	529
2011	14.493289	14.434186	-0.41%	566
2010	12.911867	14.493289	12.25%	3,119
2009	10.452937	12.911867	23.52%	7,512
2008	17.017813	10.452937	-38.58%	7,963
2007	16.541374	17.017813	2.88%	8,029
2006	14.650249	16.541374	12.91%	8,342
2005	14.313731	14.650249	2.35%	7,301
2004	13.235593	14.313731	8.15%	417
2003*	10.000000	13.235593	32.36%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.618215	16.856739	7.93%	855
2011	14.655453	15.618215	6.57%	9,636
2010	12.998709	14.655453	12.75%	2,002
2009	10.851741	12.998709	19.78%	2,737
2008	15.756723	10.851741	-31.13%	3,140
2007	15.048908	15.756723	4.70%	3,143
2006	13.213518	15.048908	13.89%	3,145
2005	12.949201	13.213518	2.04%	2,837
2004	12.608682	12.949201	2.70%	460
2003*	10.000000	12.608682	26.09%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.052653	13.023261	17.83%	0
2011	13.122763	11.052653	-15.77%	0
2010	10.235941	13.122763	28.20%	0
2009	8.305143	10.235941	23.25%	0
2008	13.619162	8.305143	-39.02%	0
2007	15.665831	13.619162	-13.06%	0
2006	15.441047	15.665831	1.46%	0
2005	14.925899	15.441047	3.45%	0
2004	13.715524	14.925899	8.82%	0
2003*	10.000000	13.715524	37.16%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.908055	13.917604	7.82%	0
2011	13.938823	12.908055	-7.39%	0
2010	12.585925	13.938823	10.75%	0
2009	11.338646	12.585925	11.00%	0
2008	16.450925	11.338646	-31.08%	70
2007	15.312158	16.450925	7.44%	75
2006	13.494105	15.312158	13.47%	104
2005	13.539186	13.494105	-0.33%	107
2004	12.898411	13.539186	4.97%	106
2003*	10.000000	12.898411	28.98%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.136459	13.016625	7.25%	0
2011	12.141791	12.136459	-0.04%	0
2010	11.441913	12.141791	6.12%	1,469
2009	9.716829	11.441913	17.75%	3,238
2008	10.725195	9.716829	-9.40%	3,767
2007	10.410154	10.725195	3.03%	4,160
2006	10.221367	10.410154	1.85%	4,935
2005	10.327466	10.221367	-1.03%	2,398
2004	10.199626	10.327466	1.25%	571
2003*	10.000000	10.199626	2.00%	546
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.653935	12.743149	9.35%	0
2011	11.942285	11.653935	-2.41%	13,879
2010	10.827476	11.942285	10.30%	75,528
2009	8.913255	10.827476	21.48%	83,449
2008	12.154417	8.913255	-26.67%	87,619
2007	11.440257	12.154417	6.24%	89,016
2006	10.652543	11.440257	7.39%	76,339
2005*	10.000000	10.652543	6.53%	5,832

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.629948	12.886464	10.80%	24,192
2011	12.015974	11.629948	-3.21%	24,195
2010	10.724355	12.015974	12.04%	25,568
2009	8.512922	10.724355	25.98%	50,190
2008	12.927048	8.512922	-34.15%	56,606
2007	11.996552	12.927048	7.76%	56,881
2006	10.958037	11.996552	9.48%	59,824
2005*	10.000000	10.958037	9.58%	55,336
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.331155	12.789803	12.87%	0
2011	11.898578	11.331155	-4.77%	0
2010	10.476459	11.898578	13.57%	5,000
2009	8.149378	10.476459	28.56%	5,530
2008	13.450189	8.149378	-39.41%	5,533
2007	12.356992	13.450189	8.85%	5,525
2006	11.165376	12.356992	10.67%	5,527
2005*	10.000000	11.165376	11.65%	498
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.248274	15.650026	2.63%	2,444
2011	16.412262	15.248274	-7.09%	2,350
2010	14.054514	16.412262	16.78%	4,754
2009	9.718154	14.054514	44.62%	5,110
2008	21.750264	9.718154	-55.32%	5,022
2007	15.240404	21.750264	42.71%	2,856
2006	13.334901	15.240404	14.29%	3,310
2005*	10.000000	13.334901	33.35%	2,137
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.226743	16.319340	14.71%	0
2011	14.422051	14.226743	-1.35%	891
2010	12.805864	14.422051	12.62%	11,756
2009	10.060711	12.805864	27.29%	13,421
2008	17.952378	10.060711	-43.96%	18,901
2007	18.090595	17.952378	-0.76%	27,352
2006	15.391340	18.090595	17.54%	26,813
2005	14.875872	15.391340	3.47%	21,560
2004	13.646439	14.875872	9.01%	7,537
2003*	10.000000	13.646439	36.46%	702

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.382815	16.124534	12.11%	949
2011	14.680492	14.382815	-2.03%	1,938
2010	12.093964	14.680492	21.39%	2,089
2009	9.643854	12.093964	25.41%	2,258
2008	18.676923	9.643854	-48.36%	3,778
2007	15.048226	18.676923	24.11%	5,484
2006	14.407585	15.048226	4.45%	3,424
2005	13.934014	14.407585	3.40%	4,137
2004	13.787874	13.934014	1.06%	2,605
2003*	10.000000	13.787874	37.88%	498
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.886699	13.336017	3.49%	20,249
2011	12.284691	12.886699	4.90%	60,110
2010	11.655600	12.284691	5.40%	136,818
2009	10.300077	11.655600	13.16%	282,673
2008	10.887139	10.300077	-5.39%	265,302
2007	10.674560	10.887139	1.99%	317,249
2006	10.459156	10.674560	2.06%	179,075
2005	10.473565	10.459156	-0.14%	44,101
2004	10.257524	10.473565	2.11%	2,225
2003*	10.000000	10.257524	2.58%	1,090
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.404753	25.152950	12.27%	1,603
2011	25.644353	22.404753	-12.63%	2,832
2010	20.352237	25.644353	26.00%	7,820
2009	14.860226	20.352237	36.96%	15,966
2008	25.108879	14.860226	-40.82%	19,514
2007	22.216447	25.108879	13.02%	17,923
2006	20.167250	22.216447	10.16%	15,979
2005	17.436169	20.167250	15.66%	11,877
2004	14.272687	17.436169	22.16%	2,642
2003*	10.000000	14.272687	42.73%	706
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.337628	18.093151	17.97%	0
2011	18.933315	15.337628	-18.99%	0
2010	17.122640	18.933315	10.57%	0
2009	13.842568	17.122640	23.70%	0
2008	25.206389	13.842568	-45.08%	0
2007	21.975993	25.206389	14.70%	0
2006	19.039399	21.975993	15.42%	0
2005	16.354848	19.039399	16.41%	0
2004	14.727704	16.354848	11.05%	0
2003*	10.000000	14.727704	47.28%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.296645	12.153747	18.04%	618
2011	12.718192	10.296645	-19.04%	1,653
2010	11.502257	12.718192	10.57%	1,929
2009	9.300353	11.502257	23.68%	1,180
2008	16.931002	9.300353	-45.07%	1,295
2007	14.760267	16.931002	14.71%	959
2006	12.783502	14.760267	15.46%	790
2005	10.984823	12.783502	16.37%	759
2004*	10.000000	10.984823	9.85%	751
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.683812	22.019527	24.52%	0
2011	19.836895	17.683812	-10.85%	431
2010	16.021586	19.836895	23.81%	431
2009	10.403005	16.021586	54.01%	2,260
2008	21.792351	10.403005	-52.26%	2,260
2007	21.091888	21.792351	3.32%	2,260
2006	18.551354	21.091888	13.69%	3,270
2005	18.480368	18.551354	0.38%	3,676
2004	16.564974	18.480368	11.56%	1,522
2003*	10.000000	16.564974	65.65%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.420312	12.607377	10.39%	7,851
2011	11.381495	11.420312	0.34%	8,053
2010	10.307392	11.381495	10.42%	9,216
2009	7.756633	10.307392	32.88%	11,944
2008	11.252036	7.756633	-31.06%	13,615
2007	11.067139	11.252036	1.67%	15,654
2006*	10.000000	11.067139	10.67%	8,432
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.976137	17.528600	9.72%	362
2011	15.378887	15.976137	3.88%	1,184
2010	13.007255	15.378887	18.23%	4,936
2009	11.310939	13.007255	15.00%	7,510
2008	15.832786	11.310939	-28.56%	9,332
2007	16.603985	15.832786	-4.64%	9,999
2006	14.465009	16.603985	14.79%	16,692
2005	14.270396	14.465009	1.36%	12,196
2004	13.118697	14.270396	8.78%	4,760
2003*	10.000000	13.118697	31.19%	533

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.017536	23.223340	16.01%	3,369
2011	21.223345	20.017536	-5.68%	11,635
2010	16.889459	21.223345	25.66%	24,966
2009	13.343704	16.889459	26.57%	59,336
2008	20.328398	13.343704	-34.36%	3,363
2007	21.251414	20.328398	-4.34%	2,001
2006	18.536218	21.251414	14.65%	6,538
2005	17.388881	18.536218	6.60%	1,824
2004	14.338680	17.388881	21.27%	477
2003*	10.000000	14.338680	43.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	1,413
2009	6.566886	8.382437	27.65%	1,413
2008*	10.000000	6.566886	-34.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.913358	16.537171	10.89%	0
2011	18.085531	14.913358	-17.54%	0
2010	15.703920	18.085531	15.17%	0
2009	9.282193	15.703920	69.18%	0
2008	20.013666	9.282193	-53.62%	0
2007	15.869953	20.013666	26.11%	0
2006	12.634183	15.869953	25.61%	142
2005*	10.000000	12.634183	26.34%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.895976	19.576195	15.86%	0
2011	19.291957	16.895976	-12.42%	0
2010	18.158811	19.291957	6.24%	0
2009	13.520894	18.158811	34.30%	0
2008	23.141396	13.520894	-41.57%	0
2007	20.454471	23.141396	13.14%	0
2006	17.185226	20.454471	19.02%	0
2005	15.916376	17.185226	7.97%	0
2004	13.702237	15.916376	16.16%	0
2003*	10.000000	13.702237	37.02%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.178052	14.118272	15.93%	1,037
2011	13.911875	12.178052	-12.46%	1,041
2010	13.094720	13.911875	6.24%	2,105
2009	9.739200	13.094720	34.45%	2,027
2008	16.672885	9.739200	-41.59%	134,885
2007	14.738430	16.672885	13.13%	76,998
2006	12.381147	14.738430	19.04%	65,168
2005	11.470781	12.381147	7.94%	17,846
2004*	10.000000	11.470781	14.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.472452	17.445911	12.75%	0
2011	15.919601	15.472452	-2.81%	414
2010	14.202137	15.919601	12.09%	152
2009	12.210264	14.202137	16.31%	340
2008	11.731306	12.210264	4.08%	1,890
2007	10.782410	11.731306	8.80%	111
2006	9.749654	10.782410	10.59%	0
2005*	10.000000	9.749654	-2.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.174559	1.75%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.929610	9.978802	11.75%	0
2011	10.301686	8.929610	-13.32%	0
2010*	10.000000	10.301686	3.02%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.950060	13.158540	20.17%	0
2011	11.275788	10.950060	-2.89%	0
2010*	10.000000	11.275788	12.76%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.599394	-4.01%	4,989
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.693522	-3.06%	269
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.434104	13.353591	16.79%	353
2011	12.573051	11.434104	-9.06%	354
2010	11.805310	12.573051	6.50%	3,050
2009*	10.000000	11.805310	18.05%	4,104

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.764030	7.64%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.020404	0.20%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.018436	17.796857	11.10%	0
2011	16.126109	16.018436	-0.67%	0
2010	15.219304	16.126109	5.96%	0
2009	12.366211	15.219304	23.07%	105
2008	15.033046	12.366211	-17.74%	296
2007	13.910453	15.033046	8.07%	354
2006	12.854723	13.910453	8.21%	361
2005	12.182985	12.854723	5.51%	360
2004	11.479571	12.182985	6.13%	358
2003*	10.000000	11.479571	14.80%	495
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.841270	20.441302	21.38%	638
2011	18.466169	16.841270	-8.80%	5,672
2010	17.696209	18.466169	4.35%	2,783
2009	12.366694	17.696209	43.10%	2,345
2008	22.660553	12.366694	-45.43%	2,612
2007	16.924911	22.660553	33.89%	239
2006	15.826592	16.924911	6.94%	0
2005	14.347068	15.826592	10.31%	0
2004	12.409946	14.347068	15.61%	0
2003*	10.000000	12.409946	24.10%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.912337	-0.88%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.942858	28.773624	10.91%	1,949
2011	39.123862	25.942858	-33.69%	0
2010	31.932648	39.123862	22.52%	0
2009	18.196107	31.932648	75.49%	0
2008	38.869952	18.196107	-53.19%	0
2007	31.059367	38.869952	43.71%	0
2006	21.561672	31.059367	44.05%	0
2005	16.674337	21.561672	29.31%	0
2004	14.335673	16.674337	16.31%	0
2003*	10.000000	14.335673	43.36%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.276793	16.324683	14.34%	0
2011	14.513836	14.276793	-1.63%	564
2010	13.205176	14.513836	9.91%	748
2009	9.687317	13.205176	36.31%	4,276
2008	15.686120	9.687317	-38.24%	4,297
2007	14.418372	15.686120	8.79%	4,331
2006	13.710361	14.418372	5.16%	4,342
2005	13.422048	13.710361	2.15%	4,147
2004	12.566816	13.422048	6.81%	0
2003*	10.000000	12.566816	25.67%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.179611	1.80%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.050085	18.226412	13.56%	10,595
2011	16.453716	16.050085	-2.45%	38,326
2010	15.096050	16.453716	8.99%	82,913
2009	12.579805	15.096050	20.00%	131,874
2008	19.086329	12.579805	-34.09%	9,873
2007	18.103254	19.086329	5.43%	9,974
2006	15.328391	18.103254	18.10%	7,491
2005	14.690284	15.328391	4.34%	4,345
2004	13.054616	14.690284	12.53%	652
2003*	10.000000	13.054616	30.55%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	1,184
2010*	10.000000	10.699132	6.99%	2,034
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.037179	10.076431	11.50%	0
2011*	10.000000	9.037179	-9.63%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.523452	15.166777	12.15%	3,557
2011	13.732077	13.523452	-1.52%	4,897
2010	12.383510	13.732077	10.89%	9,817
2009*	10.000000	12.383510	23.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.791710	11.103511	13.40%	67,524
2011	9.899139	9.791710	-1.09%	81,751
2010	9.017389	9.899139	9.78%	73,637
2009	7.455703	9.017389	20.95%	53,647
2008	10.833923	7.455703	-31.18%	49,517
2007	10.416519	10.833923	4.01%	37,407
2006*	10.000000	10.416519	4.17%	28,976

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.963430	11.277224	2.86%	52,592
2011	10.580908	10.963430	3.62%	57,017
2010	10.186610	10.580908	3.87%	51,530
2009	9.268369	10.186610	9.91%	26,073
2008	10.493465	9.268369	-11.67%	23,564
2007	10.398680	10.493465	0.91%	9,341
2006*	10.000000	10.398680	3.99%	766
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.698831	11.603661	19.64%	1,099
2011	10.912299	9.698831	-11.12%	1,155
2010	10.004291	10.912299	9.08%	2,753
2009	7.209163	10.004291	38.77%	1,086
2008	11.988593	7.209163	-39.87%	1,535
2007	10.697846	11.988593	12.07%	1,020
2006*	10.000000	10.697846	6.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.020713	10.378207	15.05%	6,925
2011	9.657187	9.020713	-6.59%	7,702
2010	8.337279	9.657187	15.83%	19,224
2009	6.130054	8.337279	36.01%	13,329
2008	11.213159	6.130054	-45.33%	21,883
2007	10.226475	11.213159	9.65%	19,891
2006*	10.000000	10.226475	2.26%	15,971
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.905590	9.069012	14.72%	67,717
2011	8.251065	7.905590	-4.19%	79,646
2010	7.586684	8.251065	8.76%	62,918
2009	5.923551	7.586684	28.08%	24,848
2008	9.759595	5.923551	-39.31%	23,198
2007*	10.000000	9.759595	-2.40%	5,396
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.048532	18.016127	12.26%	0
2011	15.773083	16.048532	1.75%	0
2010	14.223803	15.773083	10.89%	0
2009	9.941084	14.223803	43.08%	0
2008	14.086994	9.941084	-29.43%	0
2007	13.939108	14.086994	1.06%	0
2006	12.859225	13.939108	8.40%	0
2005	12.815853	12.859225	0.34%	67
2004	11.878062	12.815853	7.90%	0
2003*	10.000000	11.878062	18.78%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.970799	14.580316	12.41%	576
2011	12.749463	12.970799	1.74%	543
2010	11.496573	12.749463	10.90%	1,527
2009	8.030534	11.496573	43.16%	1,526
2008	11.396831	8.030534	-29.54%	0
2007	11.273516	11.396831	1.09%	110
2006	10.400579	11.273516	8.39%	93
2005*	10.000000	10.400579	4.01%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.328796	16.593071	15.80%	5,375
2011	15.003144	14.328796	-4.49%	9,789
2010	13.260872	15.003144	13.14%	18,139
2009	10.549343	13.260872	25.70%	15,634
2008	17.147089	10.549343	-38.48%	40,751
2007	17.967360	17.147089	-4.57%	124,395
2006	15.864498	17.967360	13.26%	108,636
2005	15.572011	15.864498	1.88%	33,133
2004	13.571043	15.572011	14.74%	1,406
2003*	10.000000	13.571043	35.71%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0
2010	7.622653	8.619664	13.08%	2,751
2009	5.085011	7.622653	49.90%	2,127
2008*	10.000000	5.085011	-49.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.999172	9.822647	9.15%	17,362
2011	9.492455	8.999172	-5.20%	54,230
2010	7.839014	9.492455	21.09%	108,630
2009	6.093540	7.839014	28.64%	280,352
2008*	10.000000	6.093540	-39.06%	322,317
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
2009	6.326955	8.010702	26.61%	0
2008*	10.000000	6.326955	-36.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.682343	10.537733	8.83%	35,023
2011	10.014215	9.682343	-3.31%	92,253
2010	9.255380	10.014215	8.20%	79,642
2009	7.881950	9.255380	17.43%	4,738
2008*	10.000000	7.881950	-21.18%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.084214	10.116615	11.36%	14,077
2011	9.600233	9.084214	-5.38%	16,451
2010	8.716193	9.600233	10.14%	19,868
2009	7.163165	8.716193	21.68%	9,813
2008*	10.000000	7.163165	-28.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.400470	10.956237	5.34%	53,968
2011	10.464567	10.400470	-0.61%	62,793
2010	9.998153	10.464567	4.67%	44,649
2009	9.026837	9.998153	10.76%	34,304
2008*	10.000000	9.026837	-9.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.387965	10.337789	10.12%	120,346
2011	9.807936	9.387965	-4.28%	126,195
2010	8.986208	9.807936	9.14%	320,736
2009	7.519299	8.986208	19.51%	0
2008*	10.000000	7.519299	-24.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.753487	9.829209	12.29%	132,204
2011	9.369473	8.753487	-6.57%	133,148
2010	8.437446	9.369473	11.05%	132,842
2009	6.801819	8.437446	24.05%	29,642
2008*	10.000000	6.801819	-31.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.948976	10.728763	7.84%	0
2011	10.179093	9.948976	-2.26%	20,194
2010	9.526187	10.179093	6.85%	32,014
2009	8.260152	9.526187	15.33%	0
2008*	10.000000	8.260152	-17.40%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.351786	11.956622	5.33%	5,427
2011	10.902664	11.351786	4.12%	44,248
2010	10.418934	10.902664	4.64%	81,842
2009	9.790412	10.418934	6.42%	179,250
2008*	10.000000	9.790412	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.309376	12.921209	4.97%	484
2011	11.843644	12.309376	3.93%	697
2010	11.178289	11.843644	5.95%	5,845
2009	9.796204	11.178289	14.11%	0
2008*	10.000000	9.796204	-2.04%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.459711	31.481297	14.65%	0
2011	36.199448	27.459711	-24.14%	0
2010	31.866684	36.199448	13.60%	0
2009	19.938150	31.866684	59.83%	0
2008	48.362585	19.938150	-58.77%	0
2007	33.992546	48.362585	42.27%	0
2006	25.444107	33.992546	33.60%	0
2005	19.618701	25.444107	29.69%	0
2004	16.621951	19.618701	18.03%	0
2003*	10.000000	16.621951	66.22%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.477568	18.878910	14.57%	0
2011	21.720480	16.477568	-24.14%	0
2010	19.124700	21.720480	13.57%	1,771
2009	11.965826	19.124700	59.83%	2,034
2008	28.978949	11.965826	-58.71%	1,399
2007	20.332185	28.978949	42.53%	1,613
2006	15.192178	20.332185	33.83%	1,983
2005	11.700031	15.192178	29.85%	1,794
2004*	10.000000	11.700031	17.00%	92
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.515767	12.639749	0.99%	14,840
2011	11.906618	12.515767	5.12%	49,567
2010	11.595134	11.906618	2.69%	97,184
2009	11.521982	11.595134	0.63%	239,071
2008	10.914519	11.521982	5.57%	287,422
2007	10.394371	10.914519	5.00%	297,192
2006	10.262991	10.394371	1.28%	180,844
2005	10.140898	10.262991	1.20%	48,441
2004	10.020956	10.140898	1.20%	9,074
2003*	10.000000	10.020956	0.21%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.733779	7.603572	12.92%	746
2011	7.634417	6.733779	-11.80%	5,790
2010	6.893687	7.634417	10.75%	1,926
2009	5.434017	6.893687	26.86%	1,952
2008*	10.000000	5.434017	-45.66%	1,098
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.326348	8.487033	15.84%	254
2011	8.577857	7.326348	-14.59%	253
2010	8.149818	8.577857	5.25%	672
2009	6.466209	8.149818	26.04%	338
2008	11.594614	6.466209	-44.23%	251
2007	10.816951	11.594614	7.19%	200
2006*	10.000000	10.816951	8.17%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.689283	17.819897	13.58%	67,855
2011	16.663996	15.689283	-5.85%	125,801
2010	14.833793	16.663996	12.34%	160,375
2009	11.899267	14.833793	24.66%	265,190
2008	19.226118	11.899267	-38.11%	294,579
2007	18.517327	19.226118	3.83%	303,895
2006	16.167042	18.517327	14.54%	301,937
2005	15.283768	16.167042	5.78%	238,486
2004	13.677198	15.283768	11.75%	0
2003*	10.000000	13.677198	36.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.219870	13.098884	7.19%	18,977
2011	12.359361	12.219870	-1.13%	51,533
2010	11.484351	12.359361	7.62%	46,142
2009*	10.000000	11.484351	14.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.834965	14.118461	10.00%	3,107
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	9.79%	0
2009*	10.000000	12.041092	20.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.302669	12.679994	3.07%	20,650
2011	12.195709	12.302669	0.88%	37,291
2010	11.752039	12.195709	3.78%	42,573
2009	10.993182	11.752039	6.90%	58,776
2008	11.936474	10.993182	-7.90%	67,154
2007	11.559372	11.936474	3.26%	67,167
2006	11.109804	11.559372	4.05%	60,434
2005	10.973047	11.109804	1.25%	16,865
2004	10.699211	10.973047	2.56%	0
2003*	10.000000	10.699211	6.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.267335	15.492993	8.59%	165,941
2011	14.563770	14.267335	-2.04%	282,039
2010	13.398560	14.563770	8.70%	1,028,693
2009	11.476005	13.398560	16.75%	1,028,432
2008	15.247123	11.476005	-24.73%	1,090,851
2007	14.726538	15.247123	3.54%	1,152,994
2006	13.494221	14.726538	9.13%	1,032,894
2005	13.070314	13.494221	3.24%	284,317
2004	12.175914	13.070314	7.35%	28,378
2003*	10.000000	12.175914	21.76%	1,614

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.222735	16.970293	11.48%	197,658
2011	15.870272	15.222735	-4.08%	308,828
2010	14.351968	15.870272	10.58%	372,892
2009	11.773104	14.351968	21.90%	379,355
2008	17.510466	11.773104	-32.77%	396,033
2007	16.834397	17.510466	4.02%	441,820
2006	14.996405	16.834397	12.26%	412,199
2005	14.290884	14.996405	4.94%	205,550
2004	13.009258	14.290884	9.85%	18,701
2003*	10.000000	13.009258	30.09%	6,336
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.450525	14.240613	5.87%	38,279
2011	13.447050	13.450525	0.03%	59,011
2010	12.644506	13.447050	6.35%	134,317
2009	11.262556	12.644506	12.27%	155,771
2008	13.527627	11.262556	-16.74%	162,692
2007	13.041070	13.527627	3.73%	171,146
2006	12.272756	13.041070	6.26%	90,750
2005	11.984874	12.272756	2.40%	50,061
2004	11.412415	11.984874	5.02%	4,510
2003*	10.000000	11.412415	14.12%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.072444	15.170352	16.05%	20,979
2011	13.680001	13.072444	-4.44%	23,644
2010	12.863456	13.680001	6.35%	40,753
2009*	10.000000	12.863456	28.63%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.887711	22.894411	15.12%	0
2011	20.822591	19.887711	-4.49%	3,707
2010	16.835846	20.822591	23.68%	674
2009	12.562143	16.835846	34.02%	3,727
2008	20.175812	12.562143	-37.74%	4,011
2007	19.142699	20.175812	5.40%	4,240
2006	17.774527	19.142699	7.70%	3,601
2005	16.178697	17.774527	9.86%	3,982
2004	14.264686	16.178697	13.42%	375
2003*	10.000000	14.264686	42.65%	254

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.721147	9.526205	-2.01%	3,005
2011	9.918980	9.721147	-1.99%	20,214
2010	10.121394	9.918980	-2.00%	42,251
2009	10.323619	10.121394	-1.96%	33,521
2008	10.322317	10.323619	0.01%	55,194
2007	10.052363	10.322317	2.69%	80,288
2006	9.812418	10.052363	2.45%	38,258
2005	9.751932	9.812418	0.62%	51,544
2004	9.870861	9.751932	-1.20%	0
2003*	10.000000	9.870861	-1.29%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.264856	14.591290	10.00%	0
2011	12.823431	13.264856	3.44%	5,978
2010	11.832311	12.823431	8.38%	8,308
2009	9.707104	11.832311	21.89%	1,125
2008	11.976073	9.707104	-18.95%	638
2007	11.681535	11.976073	2.52%	685
2006	11.369198	11.681535	2.75%	0
2005	11.353070	11.369198	0.14%	0
2004	10.874234	11.353070	4.40%	0
2003*	10.000000	10.874234	8.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.961507	9.012807	13.20%	22,994
2011	8.988754	7.961507	-11.43%	53,317
2010	8.059411	8.988754	11.53%	95,187
2009	6.042180	8.059411	33.39%	241,212
2008*	10.000000	6.042180	-39.58%	232,257
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.072613	13.847529	14.70%	0
2011	14.737712	12.072613	-18.08%	0
2010	14.201140	14.737712	3.78%	0
2009	11.189232	14.201140	26.92%	0
2008	21.333940	11.189232	-47.55%	0
2007	21.197648	21.333940	0.64%	0
2006	17.670393	21.197648	19.96%	0
2005	16.128964	17.670393	9.56%	0
2004	13.715059	16.128964	17.60%	0
2003*	10.000000	13.715059	37.15%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.559930	9.809898	14.60%	435
2011	10.447829	8.559930	-18.07%	1,763
2010	10.071641	10.447829	3.74%	9,777
2009	7.936587	10.071641	26.90%	4,340
2008	15.124590	7.936587	-47.53%	87,723
2007	15.029456	15.124590	0.63%	113,535
2006	12.528177	15.029456	19.97%	75,910
2005	11.433814	12.528177	9.57%	20,909
2004*	10.000000	11.433814	14.34%	2,583
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.528738	9.706761	13.81%	7,774
2011	8.993135	8.528738	-5.16%	25,613
2010	7.954801	8.993135	13.05%	56,627
2009	6.275218	7.954801	26.77%	147,058
2008*	10.000000	6.275218	-37.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.952786	9.164345	15.23%	0
2011	8.641256	7.952786	-7.97%	474
2010	7.820676	8.641256	10.49%	7,290
2009	6.263383	7.820676	24.86%	14,725
2008*	10.000000	6.263383	-37.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.915007	10.015678	12.35%	21,664
2011	9.520352	8.915007	-6.36%	39,551
2010	7.681338	9.520352	23.94%	72,296
2009	6.185976	7.681338	24.17%	135,617
2008*	10.000000	6.185976	-38.14%	100,779
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.567551	10.908304	14.01%	12,639
2011	9.994435	9.567551	-4.27%	33,429
2010	8.524647	9.994435	17.24%	58,631
2009	6.667167	8.524647	27.86%	117,805
2008*	10.000000	6.667167	-33.33%	176,133
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.512761	14.975638	10.83%	0
2011	13.907761	13.512761	-2.84%	0
2010	11.343579	13.907761	22.60%	0
2009	9.100871	11.343579	24.64%	0
2008	17.370806	9.100871	-47.61%	0
2007	16.189221	17.370806	7.30%	0
2006	16.039936	16.189221	0.93%	0
2005	15.191147	16.039936	5.59%	0
2004	13.697399	15.191147	10.91%	0
2003*	10.000000	13.697399	36.97%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.863996	22.239445	17.89%	0
2011	20.358457	18.863996	-7.34%	2,006
2010	16.425105	20.358457	23.95%	0
2009	13.316646	16.425105	23.34%	0
2008	20.072381	13.316646	-33.66%	0
2007	22.080654	20.072381	-9.10%	0
2006	19.240517	22.080654	14.76%	0
2005	19.100756	19.240517	0.73%	0
2004	16.659014	19.100756	14.66%	0
2003*	10.000000	16.659014	66.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.361916	20.733729	12.92%	73
2011	19.890197	18.361916	-7.68%	669
2010	16.239254	19.890197	22.48%	944
2009	12.326649	16.239254	31.74%	619
2008	20.404982	12.326649	-39.59%	20,906
2007	20.436580	20.404982	-0.15%	18,976
2006	18.659637	20.436580	9.52%	22,175
2005	16.998385	18.659637	9.77%	4,650
2004	14.602274	16.998385	16.41%	431
2003*	10.000000	14.602274	46.02%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.302572	14.841038	11.57%	13,637
2011	13.522357	13.302572	-1.63%	38,107
2010	12.186641	13.522357	10.96%	74,136
2009	9.904190	12.186641	23.05%	172,674
2008	17.309446	9.904190	-42.78%	207,572
2007	16.372298	17.309446	5.72%	185,961
2006	14.731332	16.372298	11.14%	143,601
2005	14.042516	14.731332	4.91%	30,739
2004	13.081852	14.042516	7.34%	0
2003*	10.000000	13.081852	30.82%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.407227	10.655105	13.27%	236
2011	9.043639	9.407227	4.02%	303
2010	7.108237	9.043639	27.23%	438
2009	5.557552	7.108237	27.90%	518
2008*	10.000000	5.557552	-44.42%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.261206	10.409778	1.45%	657
2011	10.335882	10.261206	-0.72%	1,122
2010	10.297627	10.335882	0.37%	5,597
2009	9.810294	10.297627	4.97%	6,493
2008*	10.000000	9.810294	-1.90%	1,563

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.502750	13.477526	17.17%	16,827
2011	13.402685	11.502750	-14.18%	43,446
2010	12.859919	13.402685	4.22%	66,387
2009*	10.000000	12.859919	28.60%	170,014
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.855025	10.102178	2.51%	4,901
2011	10.026637	9.855025	-1.71%	33,646
2010	9.717674	10.026637	3.18%	78,715
2009	8.749863	9.717674	11.06%	173,538
2008	10.313447	8.749863	-15.16%	288,700
2007	10.045719	10.313447	2.67%	312,944
2006	9.836823	10.045719	2.12%	188,847
2005	9.894218	9.836823	-0.58%	2,408
2004	10.018073	9.894218	-1.24%	494
2003*	10.000000	10.018073	0.18%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.297587	13.114125	6.64%	0
2011	12.682542	12.297587	-3.04%	0
2010	10.819322	12.682542	17.22%	1,340
2009	8.993716	10.819322	20.30%	1,094
2008	15.162984	8.993716	-40.69%	1,362
2007	15.394913	15.162984	-1.51%	1,362
2006	14.924447	15.394913	3.15%	1,362
2005	14.799321	14.924447	0.85%	1,362
2004	13.498105	14.799321	9.64%	250
2003*	10.000000	13.498105	34.98%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.579585	15.856000	8.75%	1,411
2011	15.349366	14.579585	-5.02%	1,434
2010	12.748631	15.349366	20.40%	1,677
2009	9.898182	12.748631	28.80%	8,813
2008	16.679488	9.898182	-40.66%	9,717
2007	15.817494	16.679488	5.45%	229,817
2006	14.194362	15.817494	11.44%	174,635
2005	13.553780	14.194362	4.73%	40,458
2004	12.209006	13.553780	11.01%	932
2003*	10.000000	12.209006	22.09%	961

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.463084	14.772635	18.53%	187
2011	13.897281	12.463084	-10.32%	241
2010	12.259793	13.897281	13.36%	1,493
2009	8.975445	12.259793	36.59%	1,867
2008	15.353730	8.975445	-41.54%	3,651
2007	14.773726	15.353730	3.93%	4,709
2006	12.840264	14.773726	15.06%	3,609
2005	11.487770	12.840264	11.77%	2,829
2004*	10.000000	11.487770	14.88%	425
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.049612	22.578856	18.53%	0
2011	21.249728	19.049612	-10.35%	0
2010	18.740224	21.249728	13.39%	0
2009	13.722341	18.740224	36.57%	0
2008	23.467650	13.722341	-41.53%	0
2007	22.576320	23.467650	3.95%	0
2006	19.627656	22.576320	15.02%	0
2005	17.558275	19.627656	11.79%	0
2004	15.071262	17.558275	16.50%	0
2003*	10.000000	15.071262	50.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.138757	1.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.896643	15.879991	14.27%	12,756
2011	14.224403	13.896643	-2.30%	35,515
2010	12.531309	14.224403	13.51%	71,235
2009	9.990364	12.531309	25.43%	164,600
2008	16.610661	9.990364	-39.86%	180,791
2007	16.275822	16.610661	2.06%	174,443
2006	14.471295	16.275822	12.47%	155,453
2005	13.964102	14.471295	3.63%	33,411
2004	13.055094	13.964102	6.96%	1,057
2003*	10.000000	13.055094	30.55%	757
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.291662	22.245507	15.31%	402
2011	20.165129	19.291662	-4.33%	491
2010	16.721060	20.165129	20.60%	568
2009	12.464953	16.721060	34.14%	581
2008	20.517229	12.464953	-39.25%	47,076
2007	21.233889	20.517229	-3.38%	32,963
2006	18.896219	21.233889	12.37%	27,139
2005	17.573405	18.896219	7.53%	4,155
2004	15.046104	17.573405	16.80%	0
2003*	10.000000	15.046104	50.46%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.321835	12.706539	3.12%	481
2011	11.596615	12.321835	6.25%	481
2010	10.819270	11.596615	7.18%	248
2009*	10.000000	10.819270	8.19%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.121145	11.524803	3.63%	9,379
2011	11.234258	11.121145	-1.01%	26,854
2010	10.898362	11.234258	3.08%	44,427
2009*	10.000000	10.898362	8.98%	77,871
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.956927	10.684266	7.30%	1,180
2011*	10.000000	9.956927	-0.43%	1,182
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.527315	13.458053	16.75%	0
2011	12.334614	11.527315	-6.54%	0
2010	11.004024	12.334614	12.09%	0
2009	8.649897	11.004024	27.22%	0
2008	14.398624	8.649897	-39.93%	564
2007	15.638555	14.398624	-7.93%	480
2006	13.766406	15.638555	13.60%	458
2005	13.348624	13.766406	3.13%	471
2004	12.258826	13.348624	8.89%	474
2003*	10.000000	12.258826	22.59%	484
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.375674	14.785545	19.47%	0
2011	15.202365	12.375674	-18.59%	0
2010	14.098806	15.202365	7.83%	0
2009	11.543111	14.098806	22.14%	0
2008	21.015991	11.543111	-45.07%	0
2007	19.791330	21.015991	6.19%	0
2006	15.811219	19.791330	25.17%	0
2005	14.379043	15.811219	9.96%	0
2004	12.627350	14.379043	13.87%	0
2003*	10.000000	12.627350	26.27%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.585755	14.088299	11.94%	0
2011	15.632445	12.585755	-19.49%	0
2010	13.204845	15.632445	18.38%	0
2009	8.221179	13.204845	60.62%	0
2008	13.323065	8.221179	-38.29%	0
2007	12.885158	13.323065	3.40%	0
2006	12.469622	12.885158	3.33%	0
2005	12.038057	12.469622	3.59%	750
2004	11.695132	12.038057	2.93%	0
2003*	10.000000	11.695132	16.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.353689	14.575218	28.37%	0
2011	10.494926	11.353689	8.18%	0
2010*	10.000000	10.494926	4.95%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.150052	11.931003	7.00%	992
2011	10.793736	11.150052	3.30%	1,011
2010	10.307072	10.793736	4.72%	1,675
2009	9.615416	10.307072	7.19%	2,113
2008	10.957326	9.615416	-12.25%	179,334
2007	10.627583	10.957326	3.10%	220,004
2006	10.471001	10.627583	1.50%	132,163
2005	10.279707	10.471001	1.86%	25,502
2004	10.078970	10.279707	1.99%	107
2003*	10.000000	10.078970	0.79%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.115123	23.235634	15.51%	0
2011	19.202574	20.115123	4.75%	0
2010	17.854970	19.202574	7.55%	0
2009	14.002597	17.854970	27.51%	0
2008	16.805998	14.002597	-16.68%	0
2007	16.120023	16.805998	4.26%	0
2006	14.844367	16.120023	8.59%	0
2005	13.507234	14.844367	9.90%	0
2004	12.520883	13.507234	7.88%	0
2003*	10.000000	12.520883	25.21%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.689733	-3.10%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.594282	-4.06%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.844951	15.692372	5.71%	0
2011	15.877167	14.844951	-6.50%	0
2010	12.779480	15.877167	24.24%	87
2009	8.542947	12.779480	49.59%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.051433	16.136046	14.84%	0
2011	13.523943	14.051433	3.90%	0
2010	12.240195	13.523943	10.49%	1,224
2009	10.383470	12.240195	17.88%	1,273
2008	17.875638	10.383470	-41.91%	1,142
2007	17.405833	17.875638	2.70%	1,142
2006	15.189296	17.405833	14.59%	1,142
2005	14.824901	15.189296	2.46%	1,142
2004	13.608022	14.824901	8.94%	1,142
2003*	10.000000	13.608022	36.08%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.452648	22.571903	16.04%	1,546
2011	21.732897	19.452648	-10.49%	1,781
2010	17.526978	21.732897	24.00%	5,454
2009	12.543189	17.526978	39.73%	1,383
2008	19.931126	12.543189	-37.07%	1,428
2007	20.044400	19.931126	-0.57%	0
2006	17.918036	20.044400	11.87%	0
2005	17.154343	17.918036	4.45%	0
2004	14.707841	17.154343	16.63%	0
2003*	10.000000	14.707841	47.08%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.102724	1.03%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.349261	14.040648	5.18%	8,767
2011	12.195460	13.349261	9.46%	18,560
2010	11.844314	12.195460	2.96%	25,502
2009	10.971485	11.844314	7.96%	19,752
2008	11.381929	10.971485	-3.61%	37,084
2007	10.613767	11.381929	7.24%	11,863
2006	10.665985	10.613767	-0.49%	5,650
2005	10.721060	10.665985	-0.51%	2,188
2004	10.344356	10.721060	3.64%	1,145
2003*	10.000000	10.344356	3.44%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.976473	15.668438	12.11%	0
2011	13.872054	13.976473	0.75%	0
2010	12.438155	13.872054	11.53%	142
2009	10.782118	12.438155	15.36%	0
2008	16.865337	10.782118	-36.07%	0
2007	17.295269	16.865337	-2.49%	0
2006	15.114823	17.295269	14.43%	65
2005	14.763325	15.114823	2.38%	65
2004	13.388693	14.763325	10.27%	65
2003*	10.000000	13.388693	33.89%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.356612	15.205078	13.84%	1,297
2011	13.751509	13.356612	-2.87%	4,704
2010	11.799886	13.751509	16.54%	3,838
2009	9.280914	11.799886	27.14%	5,491
2008	12.551742	9.280914	-26.06%	12,374
2007	13.134493	12.551742	-4.44%	3,672
2006	11.152811	13.134493	17.77%	46
2005*	10.000000	11.152811	11.53%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	3,550
2010	12.010714	12.912985	7.51%	3,477
2009*	10.000000	12.010714	20.11%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.925196	22.587974	13.36%	6,486
2011	20.227547	19.925196	-1.49%	5,416
2010	16.411804	20.227547	23.25%	6,104
2009	13.401442	16.411804	22.46%	1,144
2008	19.804932	13.401442	-32.33%	3,257
2007	20.355099	19.804932	-2.70%	550
2006	18.162532	20.355099	12.07%	0
2005	17.290778	18.162532	5.04%	0
2004	14.482926	17.290778	19.39%	0
2003*	10.000000	14.482926	44.83%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.368974	16.251584	13.10%	7,830
2011	14.435165	14.368974	-0.46%	13,212
2010	12.866647	14.435165	12.19%	5,089
2009	10.421639	12.866647	23.46%	66,569
2008	16.975537	10.421639	-38.61%	66,126
2007	16.508747	16.975537	2.83%	67,115
2006	14.628794	16.508747	12.85%	68,019
2005	14.300041	14.628794	2.30%	64,842
2004	13.229679	14.300041	8.09%	56,940
2003*	10.000000	13.229679	32.30%	23,308
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.547700	16.772047	7.87%	1,603
2011	14.596711	15.547700	6.52%	6,379
2010	12.953195	14.596711	12.69%	6,022
2009	10.819266	12.953195	19.72%	1,777
2008	15.717602	10.819266	-31.16%	1,767
2007	15.019248	15.717602	4.65%	549
2006	13.194185	15.019248	13.83%	1,713
2005	12.936823	13.194185	1.99%	2,223
2004	12.603055	12.936823	2.65%	926
2003*	10.000000	12.603055	26.03%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.002693	12.957771	17.77%	0
2011	13.070098	11.002693	-15.82%	0
2010	10.200065	13.070098	28.14%	0
2009	8.280264	10.200065	23.19%	0
2008	13.585320	8.280264	-39.05%	0
2007	15.634927	13.585320	-13.11%	0
2006	15.418441	15.634927	1.40%	0
2005	14.911623	15.418441	3.40%	0
2004	13.709405	14.911623	8.77%	0
2003*	10.000000	13.709405	37.09%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.849719	13.847624	7.77%	0
2011	13.882899	12.849719	-7.44%	0
2010	12.541829	13.882899	10.69%	0
2009	11.304681	12.541829	10.94%	0
2008	16.410037	11.304681	-31.11%	0
2007	15.281941	16.410037	7.38%	0
2006	13.474333	15.281941	13.42%	0
2005	13.526220	13.474333	-0.38%	583
2004	12.892635	13.526220	4.91%	583
2003*	10.000000	12.892635	28.93%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.081621	12.951170	7.20%	1,918
2011	12.093088	12.081621	-0.09%	3,501
2010	11.401817	12.093088	6.06%	6,056
2009	9.687723	11.401817	17.69%	11,999
2008	10.698526	9.687723	-9.45%	11,647
2007	10.389604	10.698526	2.97%	11,847
2006	10.206382	10.389604	1.80%	15,222
2005	10.317582	10.206382	-1.08%	17,039
2004	10.195062	10.317582	1.20%	16,561
2003*	10.000000	10.195062	1.95%	9,930
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.614386	12.693424	9.29%	2,762
2011	11.907821	11.614386	-2.46%	3,299
2010	10.801733	11.907821	10.24%	6,614
2009	8.896602	10.801733	21.41%	7,208
2008	12.137905	8.896602	-26.70%	7,908
2007	11.430576	12.137905	6.19%	8,536
2006	10.648948	11.430576	7.34%	3,244
2005*	10.000000	10.648948	6.49%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.590432	12.836107	10.75%	25,575
2011	11.981254	11.590432	-3.26%	25,680
2010	10.698813	11.981254	11.99%	17,879
2009	8.496988	10.698813	25.91%	21,755
2008	12.909459	8.496988	-34.18%	22,461
2007	11.986381	12.909459	7.70%	23,284
2006	10.954327	11.986381	9.42%	25,938
2005*	10.000000	10.954327	9.54%	7,802
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.292668	12.739850	12.82%	35,760
2011	11.864210	11.292668	-4.82%	37,743
2010	10.451533	11.864210	13.52%	37,790
2009	8.134146	10.451533	28.49%	37,800
2008	13.431918	8.134146	-39.44%	39,070
2007	12.346527	13.431918	8.79%	39,046
2006	11.161593	12.346527	10.62%	13,350
2005*	10.000000	11.161593	11.62%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.196504	15.588906	2.58%	159
2011	16.364877	15.196504	-7.14%	1,662
2010	14.021066	16.364877	16.72%	753
2009	9.699975	14.021066	44.55%	582
2008	21.720703	9.699975	-55.34%	868
2007	15.227511	21.720703	42.64%	726
2006	13.330408	15.227511	14.23%	569
2005*	10.000000	13.330408	33.30%	1,579
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.162482	16.237313	14.65%	11,612
2011	14.364228	14.162482	-1.40%	31,283
2010	12.761021	14.364228	12.56%	76,128
2009	10.030605	12.761021	27.22%	32,543
2008	17.907811	10.030605	-43.99%	20,542
2007	18.054937	17.907811	-0.81%	14,306
2006	15.368821	18.054937	17.48%	19,752
2005	14.861653	15.368821	3.41%	13,131
2004	13.640353	14.861653	8.95%	9,447
2003*	10.000000	13.640353	36.40%	1,659

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.317850	16.043496	12.05%	10,082
2011	14.621627	14.317850	-2.08%	18,940
2010	12.051597	14.621627	21.33%	20,179
2009	9.614980	12.051597	25.34%	5,749
2008	18.630533	9.614980	-48.39%	7,553
2007	15.018540	18.630533	24.05%	14,815
2006	14.386490	15.018540	4.39%	1,652
2005	13.920691	14.386490	3.35%	1,156
2004	13.781718	13.920691	1.01%	1,536
2003*	10.000000	13.781718	37.82%	281
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.828449	13.268945	3.43%	81,429
2011	12.235391	12.828449	4.85%	133,097
2010	11.614755	12.235391	5.34%	163,354
2009	10.269217	11.614755	13.10%	211,677
2008	10.860076	10.269217	-5.44%	197,259
2007	10.653482	10.860076	1.94%	151,789
2006	10.443820	10.653482	2.01%	33,938
2005	10.463537	10.443820	-0.19%	15,849
2004	10.252933	10.463537	2.05%	11,522
2003*	10.000000	10.252933	2.53%	1,803
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.303535	25.026513	12.21%	6,134
2011	25.541510	22.303535	-12.68%	20,883
2010	20.280943	25.541510	25.94%	30,252
2009	14.815738	20.280943	36.89%	37,077
2008	25.046511	14.815738	-40.85%	30,574
2007	22.172632	25.046511	12.96%	26,047
2006	20.137717	22.172632	10.10%	16,442
2005	17.419498	20.137717	15.60%	15,711
2004	14.266319	17.419498	22.10%	4,462
2003*	10.000000	14.266319	42.66%	2,261
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.268283	18.002140	17.91%	0
2011	18.857340	15.268283	-19.03%	0
2010	17.062622	18.857340	10.52%	0
2009	13.801097	17.062622	23.63%	0
2008	25.143740	13.801097	-45.11%	0
2007	21.932626	25.143740	14.64%	0
2006	19.011494	21.932626	15.37%	0
2005	16.339193	19.011494	16.36%	0
2004	14.721125	16.339193	10.99%	0
2003*	10.000000	14.721125	47.21%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.256482	12.100155	17.98%	5,107
2011	12.675044	10.256482	-19.08%	9,886
2010	11.469080	12.675044	10.51%	8,755
2009	9.278251	11.469080	23.61%	8,124
2008	16.899403	9.278251	-45.10%	7,661
2007	14.740282	16.899403	14.65%	811
2006	12.772696	14.740282	15.40%	240
2005	10.981123	12.772696	16.32%	240
2004*	10.000000	10.981123	9.81%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.603902	21.908811	24.45%	57
2011	19.757329	17.603902	-10.90%	953
2010	15.965456	19.757329	23.75%	3,475
2009	10.371849	15.965456	53.93%	3,887
2008	21.738230	10.371849	-52.29%	3,636
2007	21.050300	21.738230	3.27%	3,851
2006	18.524206	21.050300	13.64%	4,226
2005	18.462717	18.524206	0.33%	4,699
2004	16.557596	18.462717	11.51%	2,144
2003*	10.000000	16.557596	65.58%	155
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.387360	12.564571	10.34%	644
2011	11.354435	11.387360	0.29%	4,293
2010	10.288120	11.354435	10.36%	3,932
2009	7.746080	10.288120	32.82%	5,116
2008	11.242463	7.746080	-31.10%	7,372
2007	11.063397	11.242463	1.62%	6,697
2006*	10.000000	11.063397	10.63%	2,747
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.903977	17.440515	9.66%	469
2011	15.317214	15.903977	3.83%	1,929
2010	12.961698	15.317214	18.17%	9,191
2009	11.277073	12.961698	14.94%	11,111
2008	15.793448	11.277073	-28.60%	12,316
2007	16.571233	15.793448	-4.69%	12,418
2006	14.443825	16.571233	14.73%	14,342
2005	14.256750	14.443825	1.31%	13,998
2004	13.112843	14.256750	8.72%	6,097
2003*	10.000000	13.112843	31.13%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.927081	23.106579	15.96%	14,530
2011	21.138214	19.927081	-5.73%	23,627
2010	16.830295	21.138214	25.60%	25,094
2009	13.303765	16.830295	26.51%	41,191
2008	20.277923	13.303765	-34.39%	6,017
2007	21.209528	20.277923	-4.39%	332
2006	18.509091	21.209528	14.59%	1,379
2005	17.372271	18.509091	6.54%	0
2004	14.332287	17.372271	21.21%	0
2003*	10.000000	14.332287	43.32%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.862752	16.472627	10.83%	0
2011	18.033354	14.862752	-17.58%	0
2010	15.666580	18.033354	15.11%	0
2009	9.264846	15.666580	69.10%	326
2008	19.986509	9.264846	-53.64%	3,229
2007	15.856537	19.986509	26.05%	15,118
2006	12.629924	15.856537	25.55%	786
2005*	10.000000	12.629924	26.30%	1,645
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.819616	19.477749	15.80%	0
2011	19.214566	16.819616	-12.46%	0
2010	18.095180	19.214566	6.19%	0
2009	13.480387	18.095180	34.23%	0
2008	23.083871	13.480387	-41.60%	0
2007	20.414100	23.083871	13.08%	0
2006	17.160035	20.414100	18.96%	0
2005	15.901138	17.160035	7.92%	0
2004	13.696109	15.901138	16.10%	0
2003*	10.000000	13.696109	36.96%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.130513	14.055969	15.87%	10,212
2011	13.864631	12.130513	-12.51%	20,376
2010	13.056913	13.864631	6.19%	18,587
2009	9.716040	13.056913	34.39%	21,018
2008	16.641751	9.716040	-41.62%	117,569
2007	14.718460	16.641751	13.07%	51,721
2006	12.370668	14.718460	18.98%	15,457
2005	11.466910	12.370668	7.88%	147
2004*	10.000000	11.466910	14.67%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.419922	17.377782	12.70%	0
2011	15.873629	15.419922	-2.86%	0
2010	14.168344	15.873629	12.04%	0
2009	12.187430	14.168344	16.25%	150
2008	11.715354	12.187430	4.03%	151
2007	10.773268	11.715354	8.74%	412
2006	9.746350	10.773268	10.54%	0
2005*	10.000000	9.746350	-2.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.171094	1.71%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.924311	9.967774	11.69%	0
2011	10.300821	8.924311	-13.36%	0
2010*	10.000000	10.300821	3.01%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.596074	-4.04%	489
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.690174	-3.10%	1,464
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.418568	13.328635	16.73%	0
2011	12.562358	11.418568	-9.10%	0
2010	11.801289	12.562358	6.45%	0
2009*	10.000000	11.801289	18.01%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.760372	7.60%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.016988	0.17%	2,589
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.946042	17.707353	11.05%	0
2011	16.061414	15.946042	-0.72%	0
2010	15.165981	16.061414	5.90%	0
2009	12.329177	15.165981	23.01%	0
2008	14.995676	12.329177	-17.78%	339
2007	13.883000	14.995676	8.01%	564
2006	12.835888	13.883000	8.16%	296
2005	12.171323	12.835888	5.46%	325
2004	11.474432	12.171323	6.07%	407
2003*	10.000000	11.474432	14.74%	444
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.765168	20.338543	21.31%	5,583
2011	18.392106	16.765168	-8.85%	10,809
2010	17.634224	18.392106	4.30%	11,120
2009	12.329659	17.634224	43.02%	19,564
2008	22.604261	12.329659	-45.45%	20,384
2007	16.891524	22.604261	33.82%	8,899
2006	15.803415	16.891524	6.89%	4,622
2005	14.333356	15.803415	10.26%	4,954
2004	12.404395	14.333356	15.55%	5,050
2003*	10.000000	12.404395	24.04%	4,282
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.908916	-0.91%	1,538
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.825644	28.628967	10.85%	0
2011	38.966986	25.825644	-33.72%	0
2010	31.820813	38.966986	22.46%	0
2009	18.141624	31.820813	75.40%	0
2008	38.773429	18.141624	-53.21%	0
2007	30.998135	38.773429	43.63%	0
2006	21.530106	30.998135	43.98%	0
2005	16.658394	21.530106	29.24%	0
2004	14.329271	16.658394	16.25%	0
2003*	10.000000	14.329271	43.29%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.212263	16.242599	14.29%	70
2011	14.455594	14.212263	-1.68%	109
2010	13.158892	14.455594	9.85%	463
2009	9.658288	13.158892	36.24%	846
2008	15.647124	9.658288	-38.27%	864
2007	14.389907	15.647124	8.74%	966
2006	13.690268	14.389907	5.11%	1,098
2005	13.409185	13.690268	2.10%	1,438
2004	12.561188	13.409185	6.75%	603
2003*	10.000000	12.561188	25.61%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.176152	1.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.977548	18.134765	13.50%	51,937
2011	16.387708	15.977548	-2.50%	93,728
2010	15.043167	16.387708	8.94%	101,704
2009	12.542134	15.043167	19.94%	118,273
2008	19.038918	12.542134	-34.12%	38,585
2007	18.067550	19.038918	5.38%	14,054
2006	15.305948	18.067550	18.04%	8,004
2005	14.676237	15.305948	4.29%	8,473
2004	13.048782	14.676237	12.47%	6,721
2003*	10.000000	13.048782	30.49%	5,760
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.290473	11.684796	13.55%	7,877
2011	10.695520	10.290473	-3.79%	17,097
2010*	10.000000	10.695520	6.96%	4,142
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.034111	10.067860	11.44%	29
2011*	10.000000	9.034111	-9.66%	33
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.505087	15.138435	12.09%	6,610
2011	13.720413	13.505087	-1.57%	14,180
2010	12.379296	13.720413	10.83%	21,987
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.763427	11.065785	13.34%	411,336
2011	9.875579	9.763427	-1.14%	639,618
2010	9.000512	9.875579	9.72%	680,248
2009	7.445547	9.000512	20.88%	694,452
2008	10.824700	7.445547	-31.22%	646,342
2007	10.412999	10.824700	3.95%	165,436
2006*	10.000000	10.412999	4.13%	2,735

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.931779	11.238925	2.81%	392,301
2011	10.555724	10.931779	3.56%	583,670
2010	10.167548	10.555724	3.82%	604,540
2009	9.255754	10.167548	9.85%	619,919
2008	10.484532	9.255754	-11.72%	616,478
2007	10.395160	10.484532	0.86%	167,374
2006*	10.000000	10.395160	3.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.670813	11.564229	19.58%	11,556
2011	10.886326	9.670813	-11.17%	24,004
2010	9.985564	10.886326	9.02%	21,754
2009	7.199342	9.985564	38.70%	21,099
2008	11.978384	7.199342	-39.90%	19,601
2007	10.694225	11.978384	12.01%	9,639
2006*	10.000000	10.694225	6.94%	1,765
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.994660	10.342945	14.99%	13,280
2011	9.634207	8.994660	-6.64%	35,955
2010	8.321680	9.634207	15.77%	30,842
2009	6.121705	8.321680	35.94%	30,378
2008	11.203628	6.121705	-45.36%	51,652
2007	10.223017	11.203628	9.59%	18,561
2006*	10.000000	10.223017	2.23%	6,246
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.886775	9.042803	14.66%	475,012
2011	8.235629	7.886775	-4.24%	767,384
2010	7.576352	8.235629	8.70%	789,587
2009	5.918499	7.576352	28.01%	791,202
2008	9.756266	5.918499	-39.34%	717,250
2007*	10.000000	9.756266	-2.44%	133,962
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.975999	17.925524	12.20%	0
2011	15.709798	15.975999	1.69%	0
2010	14.173966	15.709798	10.84%	41
2009	9.911311	14.173966	43.01%	42
2008	14.051996	9.911311	-29.47%	43
2007	13.911607	14.051996	1.01%	43
2006	12.840388	13.911607	8.34%	43
2005	12.803603	12.840388	0.29%	44
2004	11.872754	12.803603	7.84%	0
2003*	10.000000	11.872754	18.73%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.926792	14.523416	12.35%	0
2011	12.712686	12.926792	1.68%	0
2010	11.469253	12.712686	10.84%	644
2009	8.015516	11.469253	43.09%	204
2008	11.381340	8.015516	-29.57%	0
2007	11.263973	11.381340	1.04%	409
2006	10.397061	11.263973	8.34%	180
2005*	10.000000	10.397061	3.97%	458
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.264017	16.509610	15.74%	10,810
2011	14.942924	14.264017	-4.54%	15,271
2010	13.214377	14.942924	13.08%	17,573
2009	10.517723	13.214377	25.64%	11,829
2008	17.104463	10.517723	-38.51%	15,115
2007	17.931895	17.104463	-4.61%	56,644
2006	15.841252	17.931895	13.20%	24,371
2005	15.557110	15.841252	1.83%	3,819
2004	13.564975	15.557110	14.69%	329
2003*	10.000000	13.564975	35.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.448970	8.524210	14.43%	109
2011	8.607930	7.448970	-13.46%	1,919
2010	7.616165	8.607930	13.02%	1,645
2009	5.083276	7.616165	49.83%	13,531
2008*	10.000000	5.083276	-49.17%	584
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.982352	9.799276	9.09%	66,227
2011	9.479541	8.982352	-5.24%	98,333
2010	7.832337	9.479541	21.03%	114,116
2009	6.091458	7.832337	28.58%	199,384
2008*	10.000000	6.091458	-39.09%	215,741
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	4,225
2008*	10.000000	6.324797	-36.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.664236	10.512648	8.78%	295,292
2011	10.000579	9.664236	-3.36%	463,894
2010	9.247492	10.000579	8.14%	470,161
2009	7.879262	9.247492	17.36%	319,890
2008*	10.000000	7.879262	-21.21%	310,371

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.067261	10.092575	11.31%	131,204
2011	9.587191	9.067261	-5.42%	136,194
2010	8.708785	9.587191	10.09%	118,826
2009	7.160724	8.708785	21.62%	71,139
2008*	10.000000	7.160724	-28.39%	56,644
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.381053	10.930192	5.29%	32,786
2011	10.450358	10.381053	-0.66%	25,701
2010	9.989661	10.450358	4.61%	3,886
2009	9.023775	9.989661	10.70%	2,861
2008*	10.000000	9.023775	-9.76%	2,369
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.370438	10.313226	10.06%	66,185
2011	9.794617	9.370438	-4.33%	80,924
2010	8.978578	9.794617	9.09%	97,587
2009	7.516739	8.978578	19.45%	24,377
2008*	10.000000	7.516739	-24.83%	22,131
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.737123	9.805814	12.23%	220,105
2011	9.356738	8.737123	-6.62%	223,960
2010	8.430273	9.356738	10.99%	223,992
2009	6.799494	8.430273	23.98%	30,036
2008*	10.000000	6.799494	-32.01%	24,993
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.930383	10.703232	7.78%	3,048
2011	10.165246	9.930383	-2.31%	6,971
2010	9.518084	10.165246	6.80%	22,739
2009	8.257336	9.518084	15.27%	4,102
2008*	10.000000	8.257336	-17.43%	4,559
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.330575	11.928175	5.27%	48,076
2011	10.887822	11.330575	4.07%	69,800
2010	10.410060	10.887822	4.59%	90,439
2009	9.787083	10.410060	6.37%	128,256
2008*	10.000000	9.787083	-2.13%	755
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	734
2010	11.168792	11.827538	5.90%	771
2009	9.792877	11.168792	14.05%	766
2008*	10.000000	9.792877	-2.07%	867

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.335678	31.323080	14.59%	0
2011	36.054329	27.335678	-24.18%	0
2010	31.755102	36.054329	13.54%	0
2009	19.878478	31.755102	59.75%	0
2008	48.242573	19.878478	-58.79%	0
2007	33.925580	48.242573	42.20%	0
2006	25.406901	33.925580	33.53%	0
2005	19.599967	25.406901	29.63%	0
2004	16.614545	19.599967	17.97%	0
2003*	10.000000	16.614545	66.15%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.413292	18.795653	14.51%	864
2011	21.646792	16.413292	-24.18%	114
2010	19.069526	21.646792	13.52%	622
2009	11.937394	19.069526	59.75%	883
2008	28.924923	11.937394	-58.73%	2,781
2007	20.304691	28.924923	42.45%	14,507
2006	15.179352	20.304691	33.77%	12,934
2005	11.696090	15.179352	29.78%	5,457
2004*	10.000000	11.696090	16.96%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.459214	12.576205	0.94%	68,868
2011	11.858848	12.459214	5.06%	94,515
2010	11.554510	11.858848	2.63%	124,611
2009	11.487475	11.554510	0.58%	194,397
2008	10.887396	11.487475	5.51%	220,864
2007	10.373859	10.887396	4.95%	152,826
2006	10.247946	10.373859	1.23%	29,027
2005	10.131190	10.247946	1.15%	9,365
2004	10.016466	10.131190	1.15%	9,250
2003*	10.000000	10.016466	0.16%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.721206	7.585493	12.86%	235
2011	7.624047	6.721206	-11.84%	222
2010	6.887836	7.624047	10.69%	218
2009	5.432161	6.887836	26.80%	219
2008*	10.000000	5.432161	-45.68%	211
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.305161	8.458165	15.78%	362
2011	8.557418	7.305161	-14.63%	2,067
2010	8.134549	8.557418	5.20%	572
2009	6.457403	8.134549	25.97%	549
2008	11.584740	6.457403	-44.26%	4,571
2007	10.813290	11.584740	7.13%	0
2006*	10.000000	10.813290	8.13%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.618402	17.730313	13.52%	44,997
2011	16.597157	15.618402	-5.90%	69,209
2010	14.781833	16.597157	12.28%	140,592
2009	11.863639	14.781833	24.60%	160,842
2008	19.178354	11.863639	-38.14%	185,658
2007	18.480800	19.178354	3.77%	189,839
2006	16.143361	18.480800	14.48%	186,886
2005	15.269138	16.143361	5.73%	164,310
2004	13.671080	15.269138	11.69%	144,883
2003*	10.000000	13.671080	36.71%	3,045
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.203251	13.074384	7.14%	24,087
2011	12.348836	12.203251	-1.18%	75,708
2010	11.480434	12.348836	7.56%	72,978
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.817529	14.092065	9.94%	28,755
2011	13.208826	12.817529	-2.96%	34,228
2010	12.036988	13.208826	9.74%	38,500
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.247086	12.616255	3.01%	1,034
2011	12.146789	12.247086	0.83%	829
2010	11.710874	12.146789	3.72%	3,188
2009	10.960275	11.710874	6.85%	6,255
2008	11.906822	10.960275	-7.95%	11,668
2007	11.536569	11.906822	3.21%	13,951
2006	11.093530	11.536569	3.99%	17,304
2005	10.962542	11.093530	1.19%	4,742
2004	10.694430	10.962542	2.51%	8,764
2003*	10.000000	10.694430	6.94%	435
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.202895	15.415135	8.54%	245,101
2011	14.505369	14.202895	-2.09%	355,324
2010	13.351629	14.505369	8.64%	642,356
2009	11.441639	13.351629	16.69%	685,933
2008	15.209225	11.441639	-24.77%	704,507
2007	14.697465	15.209225	3.48%	631,371
2006	13.474435	14.697465	9.08%	437,310
2005	13.057801	13.474435	3.19%	195,898
2004	12.170466	13.057801	7.29%	110,559
2003*	10.000000	12.170466	21.70%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.153935	16.884961	11.42%	201,690
2011	15.806595	15.153935	-4.13%	345,224
2010	14.301683	15.806595	10.52%	457,396
2009	11.737844	14.301683	21.84%	473,443
2008	17.466945	11.737844	-32.80%	500,202
2007	16.801179	17.466945	3.96%	474,617
2006	14.974431	16.801179	12.20%	378,886
2005	14.277204	14.974431	4.88%	317,300
2004	13.003440	14.277204	9.80%	162,504
2003*	10.000000	13.003440	30.03%	11,970
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.389767	14.169038	5.82%	68,283
2011	13.393125	13.389767	-0.03%	180,249
2010	12.600211	13.393125	6.29%	190,958
2009	11.228823	12.600211	12.21%	217,864
2008	13.494008	11.228823	-16.79%	220,876
2007	13.015336	13.494008	3.68%	192,965
2006	12.254779	13.015336	6.21%	41,336
2005	11.973403	12.254779	2.35%	34,557
2004	11.407324	11.973403	4.96%	25,512
2003*	10.000000	11.407324	14.07%	17,477
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.054694	15.142011	15.99%	5,819
2011	13.668384	13.054694	-4.49%	25,316
2010	12.859078	13.668384	6.29%	49,086
2009*	10.000000	12.859078	28.59%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.797870	22.779330	15.06%	5,496
2011	20.739090	19.797870	-4.54%	15,064
2010	16.776873	20.739090	23.62%	33,489
2009	12.524529	16.776873	33.95%	58,484
2008	20.125702	12.524529	-37.77%	62,254
2007	19.104962	20.125702	5.34%	56,846
2006	17.748516	19.104962	7.64%	63,823
2005	16.163229	17.748516	9.81%	64,553
2004	14.258318	16.163229	13.36%	53,003
2003*	10.000000	14.258318	42.58%	20,817

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.677044	9.478132	-2.06%	43,182
2011	9.879005	9.677044	-2.04%	77,723
2010	10.085748	9.879005	-2.05%	86,560
2009	10.292513	10.085748	-2.01%	88,118
2008	10.296468	10.292513	-0.04%	145,325
2007	10.032335	10.296468	2.63%	78,488
2006	9.797849	10.032335	2.39%	24,454
2005	9.742408	9.797849	0.57%	14,145
2004	9.866252	9.742408	-1.26%	12,146
2003*	10.000000	9.866252	-1.34%	7,360
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.204942	14.517954	9.94%	10,816
2011	12.772013	13.204942	3.39%	34,984
2010	11.790877	12.772013	8.32%	37,264
2009	9.678036	11.790877	21.83%	36,689
2008	11.946313	9.678036	-18.99%	18,679
2007	11.658490	11.946313	2.47%	3,762
2006	11.352549	11.658490	2.69%	0
2005	11.342216	11.352549	0.09%	0
2004	10.869371	11.342216	4.35%	0
2003*	10.000000	10.869371	8.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.946615	8.991347	13.15%	74,177
2011	8.976518	7.946615	-11.47%	101,617
2010	8.052542	8.976518	11.47%	109,075
2009	6.040119	8.052542	33.32%	171,558
2008*	10.000000	6.040119	-39.60%	163,799
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.019327	13.779354	14.64%	0
2011	14.680153	12.019327	-18.13%	0
2010	14.152890	14.680153	3.73%	0
2009	11.156906	14.152890	26.85%	0
2008	21.283193	11.156906	-47.58%	0
2007	21.158085	21.283193	0.59%	0
2006	17.646394	21.158085	19.90%	0
2005	16.115262	17.646394	9.50%	0
2004	13.710396	16.115262	17.54%	0
2003*	10.000000	13.710396	37.10%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.526504	9.766589	14.54%	8,746
2011	10.412351	8.526504	-18.11%	14,112
2010	10.042568	10.412351	3.68%	18,918
2009	7.917718	10.042568	26.84%	18,087
2008	15.096355	7.917718	-47.55%	76,801
2007	15.009110	15.096355	0.58%	64,347
2006	12.517575	15.009110	19.90%	19,381
2005	11.429957	12.517575	9.52%	147
2004*	10.000000	11.429957	14.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.512790	9.683662	13.75%	28,443
2011	8.980902	8.512790	-5.21%	43,540
2010	7.948024	8.980902	13.00%	51,367
2009	6.273070	7.948024	26.70%	97,782
2008*	10.000000	6.273070	-37.27%	638
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.937921	9.142537	15.18%	1,760
2011	8.629506	7.937921	-8.01%	2,977
2010	7.814020	8.629506	10.44%	5,754
2009	6.261242	7.814020	24.80%	5,792
2008*	10.000000	6.261242	-37.39%	1,649
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.898342	9.991851	12.29%	39,037
2011	9.507383	8.898342	-6.41%	60,922
2010	7.674790	9.507383	23.88%	72,302
2009	6.183862	7.674790	24.11%	103,215
2008*	10.000000	6.183862	-38.16%	70,980
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.549696	10.882378	13.96%	44,311
2011	9.980860	9.549696	-4.32%	65,917
2010	8.517404	9.980860	17.18%	73,194
2009	6.664890	8.517404	27.80%	98,703
2008*	10.000000	6.664890	-33.35%	128,499
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.451732	14.900378	10.77%	220
2011	13.852001	13.451732	-2.89%	6,121
2010	11.303862	13.852001	22.54%	248
2009	9.073640	11.303862	24.58%	269
2008	17.327684	9.073640	-47.64%	237
2007	16.157321	17.327684	7.24%	185
2006	16.016489	16.157321	0.88%	0
2005	15.176647	16.016489	5.53%	0
2004	13.691297	15.176647	10.85%	0
2003*	10.000000	13.691297	36.91%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.778768	22.127653	17.83%	304
2011	20.276810	18.778768	-7.39%	378
2010	16.367565	20.276810	23.88%	357
2009	13.276762	16.367565	23.28%	581
2008	20.022505	13.276762	-33.69%	552
2007	22.037087	20.022505	-9.14%	1,797
2006	19.212316	22.037087	14.70%	4,629
2005	19.082471	19.212316	0.68%	4,257
2004	16.651575	19.082471	14.60%	0
2003*	10.000000	16.651575	66.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.278961	20.629507	12.86%	146
2011	19.810426	18.278961	-7.73%	1,441
2010	16.182369	19.810426	22.42%	1,334
2009	12.289743	16.182369	31.67%	1,200
2008	20.354304	12.289743	-39.62%	8,951
2007	20.396289	20.354304	-0.21%	6,076
2006	18.632321	20.396289	9.47%	4,442
2005	16.982135	18.632321	9.72%	222
2004	14.595763	16.982135	16.35%	0
2003*	10.000000	14.595763	45.96%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.242415	14.766366	11.51%	47,450
2011	13.468070	13.242415	-1.68%	74,968
2010	12.143921	13.468070	10.90%	85,325
2009	9.874518	12.143921	22.98%	127,479
2008	17.266434	9.874518	-42.81%	151,925
2007	16.339996	17.266434	5.67%	95,702
2006	14.709754	16.339996	11.08%	28,270
2005	14.029076	14.709754	4.85%	1,322
2004	13.076000	14.029076	7.29%	1,147
2003*	10.000000	13.076000	30.76%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.389638	10.629742	13.21%	375
2011	9.031330	9.389638	3.97%	1,243
2010	7.102175	9.031330	27.16%	696
2009	5.555654	7.102175	27.84%	672
2008*	10.000000	5.555654	-44.44%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.242058	10.385034	1.40%	20,016
2011	10.321841	10.242058	-0.77%	30,280
2010	10.288878	10.321841	0.32%	32,393
2009	9.806953	10.288878	4.91%	37,343
2008*	10.000000	9.806953	-1.93%	15,663

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.487094	13.452307	17.11%	52,731
2011	13.391270	11.487094	-14.22%	70,119
2010	12.855533	13.391270	4.17%	75,959
2009*	10.000000	12.855533	28.56%	124,199
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.810513	10.051396	2.46%	43,005
2011	9.986428	9.810513	-1.76%	70,808
2010	9.683630	9.986428	3.13%	91,175
2009	8.723651	9.683630	11.00%	125,993
2008	10.287811	8.723651	-15.20%	211,965
2007	10.025895	10.287811	2.61%	139,299
2006	9.822401	10.025895	2.07%	30,018
2005	9.884739	9.822401	-0.63%	5,308
2004	10.013601	9.884739	-1.29%	599
2003*	10.000000	10.013601	0.14%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.241974	13.048146	6.59%	0
2011	12.631632	12.241974	-3.08%	884
2010	10.781398	12.631632	17.16%	882
2009	8.966769	10.781398	20.24%	1,100
2008	15.125283	8.966769	-40.72%	938
2007	15.364529	15.125283	-1.56%	0
2006	14.902574	15.364529	3.10%	0
2005	14.785157	14.902574	0.79%	0
2004	13.492076	14.785157	9.58%	0
2003*	10.000000	13.492076	34.92%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.515258	15.777974	8.70%	452
2011	15.289429	14.515258	-5.06%	1,706
2010	12.705323	15.289429	20.34%	1,149
2009	9.869584	12.705323	28.73%	1,229
2008	16.639823	9.869584	-40.69%	1,414
2007	15.787973	16.639823	5.40%	111,674
2006	14.175083	15.787973	11.38%	35,650
2005	13.542257	14.175083	4.67%	2,365
2004	12.204855	13.542257	10.96%	852
2003*	10.000000	12.204855	22.05%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.414476	14.707503	18.47%	116
2011	13.850131	12.414476	-10.37%	116
2010	12.224418	13.850131	13.30%	116
2009	8.954115	12.224418	36.52%	116
2008	15.325079	8.954115	-41.57%	116
2007	14.753720	15.325079	3.87%	0
2006	12.829390	14.753720	15.00%	0
2005	11.483888	12.829390	11.72%	0
2004*	10.000000	11.483888	14.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.963486	22.465264	18.47%	0
2011	21.164432	18.963486	-10.40%	0
2010	18.674532	21.164432	13.33%	0
2009	13.681218	18.674532	36.50%	0
2008	23.409317	13.681218	-41.56%	0
2007	22.531760	23.409317	3.89%	0
2006	19.598892	22.531760	14.96%	0
2005	17.541465	19.598892	11.73%	0
2004	15.064518	17.541465	16.44%	0
2003*	10.000000	15.064518	50.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.137827	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.833864	15.800170	14.21%	42,004
2011	14.167352	13.833864	-2.35%	65,700
2010	12.487411	14.167352	13.45%	89,267
2009	9.960457	12.487411	25.37%	124,873
2008	16.569401	9.960457	-39.89%	134,626
2007	16.243720	16.569401	2.00%	90,928
2006	14.450104	16.243720	12.41%	39,301
2005	13.950757	14.450104	3.58%	9,523
2004	13.049268	13.950757	6.91%	8,684
2003*	10.000000	13.049268	30.49%	5,439
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.204473	22.133651	15.25%	2,434
2011	20.084220	19.204473	-4.38%	4,796
2010	16.662466	20.084220	20.54%	4,582
2009	12.427622	16.662466	34.08%	5,632
2008	20.466250	12.427622	-39.28%	36,625
2007	21.192011	20.466250	-3.42%	20,856
2006	18.868546	21.192011	12.31%	5,597
2005	17.556599	18.868546	7.47%	28
2004	15.039396	17.556599	16.74%	0
2003*	10.000000	15.039396	50.39%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.570625	5.71%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.106030	11.503255	3.58%	38,076
2011	11.224697	11.106030	-1.06%	57,028
2010	10.894646	11.224697	3.03%	63,884
2009*	10.000000	10.894646	8.95%	69,718
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.953562	10.675195	7.25%	15,228
2011*	10.000000	9.953562	-0.46%	80
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.476435	13.391797	16.69%	0
2011	12.286433	11.476435	-6.59%	54
2010	10.966630	12.286433	12.03%	397
2009	8.624901	10.966630	27.15%	417
2008	14.364366	8.624901	-39.96%	479
2007	15.609361	14.364366	-7.98%	594
2006	13.747700	15.609361	13.54%	638
2005	13.337274	13.747700	3.08%	1,277
2004	12.254650	13.337274	8.83%	1,238
2003*	10.000000	12.254650	22.55%	211
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.321063	14.712779	19.41%	0
2011	15.143020	12.321063	-18.64%	0
2010	14.050935	15.143020	7.77%	0
2009	11.509787	14.050935	22.08%	0
2008	20.966032	11.509787	-45.10%	0
2007	19.754407	20.966032	6.13%	0
2006	15.789756	19.754407	25.11%	0
2005	14.366828	15.789756	9.90%	0
2004	12.623059	14.366828	13.81%	0
2003*	10.000000	12.623059	26.23%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.530240	14.018979	11.88%	64
2011	15.571425	12.530240	-19.53%	64
2010	13.160003	15.571425	18.32%	79
2009	8.197435	13.160003	60.54%	131
2008	13.291398	8.197435	-38.33%	163
2007	12.861125	13.291398	3.35%	240
2006	12.452706	12.861125	3.28%	262
2005	12.027836	12.452706	3.53%	1,123
2004	11.691158	12.027836	2.88%	1,147
2003*	10.000000	11.691158	16.91%	110
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.344069	14.555434	28.31%	139
2011	10.491378	11.344069	8.13%	140
2010*	10.000000	10.491378	4.91%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.100878	11.872305	6.95%	1,131
2011	10.751599	11.100878	3.25%	1,723
2010	10.272077	10.751599	4.67%	2,952
2009	9.587654	10.272077	7.14%	2,918
2008	10.931263	9.587654	-12.29%	136,757
2007	10.607728	10.931263	3.05%	107,800
2006	10.456755	10.607728	1.44%	22,902
2005	10.270946	10.456755	1.81%	4,275
2004	10.075530	10.270946	1.94%	1,612
2003*	10.000000	10.075530	0.76%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.022995	23.117388	15.45%	0
2011	19.124358	20.022995	4.70%	0
2010	17.791320	19.124358	7.49%	0
2009	13.959791	17.791320	27.45%	0
2008	16.763181	13.959791	-16.72%	0
2007	16.087202	16.763181	4.20%	0
2006	14.821686	16.087202	8.54%	0
2005	13.493469	14.821686	9.84%	0
2004	12.514501	13.493469	7.82%	0
2003*	10.000000	12.514501	25.15%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.686419	-3.14%	2,934
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.591019	-4.09%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.791041	15.627386	5.65%	212
2011	15.827575	14.791041	-6.55%	1,959
2010	12.746062	15.827575	24.18%	6,690
2009	8.524956	12.746062	49.51%	6,227

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.987923	16.054899	14.78%	0
2011	13.469671	13.987923	3.85%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.364694	22.458355	15.98%	799
2011	21.645669	19.364694	-10.54%	800
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.099288	0.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.288066	13.969137	5.13%	1,858
2011	12.145743	13.288066	9.41%	1,833
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.913299	15.589639	12.05%	0
2011	13.816394	13.913299	0.70%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.311218	15.145649	13.78%	0
2011	13.711769	13.311218	-2.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.835131	22.474371	13.31%	0
2011	20.146375	19.835131	-1.54%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.303996	16.169811	13.04%	0
2011	14.377214	14.303996	-0.51%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.477413	16.687695	7.82%	0
2011	14.538119	15.477413	6.46%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.952939	12.892566	17.71%	0
2011	13.017637	10.952939	-15.86%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.791632	13.777967	7.71%	0
2011	13.827181	12.791632	-7.49%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.027057	12.886085	7.14%	936
2011	12.044597	12.027057	-0.15%	931

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.574966	12.643856	9.23%	5,436
2011	11.873459	11.574966	-2.51%	5,652
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.551050	12.785948	10.69%	1,877
2011	11.946635	11.551050	-3.31%	678
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.254305	12.690069	12.76%	2,521
2011	11.829935	11.254305	-4.87%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.144867	15.527989	2.53%	0
2011	16.317591	15.144867	-7.19%	209
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.098424	16.155606	14.59%	0
2011	14.306539	14.098424	-1.45%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.253099	15.962768	12.00%	1,504
2011	14.562929	14.253099	-2.13%	1,297
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.770479	13.202218	3.38%	42
2011	12.186292	12.770479	4.79%	37
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.202713	24.900640	12.15%	1,034
2011	25.439024	22.202713	-12.72%	1,052
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.199276	17.911606	17.85%	0
2011	18.781694	15.199276	-19.07%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.216457	12.046769	17.92%	0
2011	12.632032	10.216457	-19.12%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.524295	21.798579	24.39%	0
2011	19.678013	17.524295	-10.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.354426	12.521814	10.28%	0
2011	11.327373	11.354426	0.24%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.832050	17.352749	9.61%	0
2011	15.255724	15.832050	3.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.837005	22.990371	15.90%	0
2011	21.053389	19.837005	-5.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.812271	16.408276	10.77%	0
2011	17.981258	14.812271	-17.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.743601	19.379803	15.74%	0
2011	19.137481	16.743601	-12.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.083161	13.993935	15.81%	147
2011	13.817559	12.083161	-12.55%	161
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.367574	17.309916	12.64%	0
2011	15.827809	15.367574	-2.91%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.167635	1.68%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.919009	9.956762	11.64%	0
2011	10.299959	8.919009	-13.41%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.937073	13.129492	20.05%	0
2011	11.273901	10.937073	-2.99%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.592755	-4.07%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.904825	-0.95%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.686824	-3.13%	478

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.403036	13.303702	16.67%	0
2011	12.551668	11.403036	-9.15%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.756707	7.57%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.013576	0.14%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.873998	17.618348	10.99%	0
2011	15.996999	15.873998	-0.77%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.689381	20.236256	21.25%	623
2011	18.318292	16.689381	-8.89%	516
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.905487	-0.95%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.708882	28.484938	10.80%	0
2011	38.810611	25.708882	-33.76%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.148047	16.160930	14.23%	0
2011	14.397616	14.148047	-1.73%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.172689	1.73%	225
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.905352	18.043582	13.44%	1,048
2011	16.321966	15.905352	-2.55%	1,051
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.281748	11.668920	13.49%	0
2011	10.691901	10.281748	-3.84%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.031059	10.059319	11.39%	0
2011*	10.000000	9.031059	-9.69%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.486709	15.110100	12.04%	367
2011	13.708726	13.486709	-1.62%	431

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.735254	11.028213	13.28%	44,936
2011	9.852092	9.735254	-1.19%	31,259
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.900226	11.200755	2.76%	25,166
2011	10.530616	10.900226	3.51%	24,050
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.642894	11.524943	19.52%	167
2011	10.860433	9.642894	-11.21%	190
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.968657	10.307778	14.93%	1,820
2011	9.611252	8.968657	-6.69%	1,867
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.868002	9.016676	14.60%	34,443
2011	8.220211	7.868002	-4.28%	36,237
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.903812	17.835400	12.15%	0
2011	15.646779	15.903812	1.64%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.882880	14.466680	12.29%	0
2011	12.675948	12.882880	1.63%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.199541	16.426574	15.68%	0
2011	14.882969	14.199541	-4.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.435009	8.503886	14.38%	0
2011	8.596188	7.435009	-13.51%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.965523	9.775903	9.04%	0
2011	9.466608	8.965523	-5.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.646172	10.487632	8.72%	56,767
2011	9.986977	9.646172	-3.41%	57,141

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.050311	10.068560	11.25%	37,907
2011	9.574150	9.050311	-5.47%	38,421
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.361633	10.904150	5.24%	53,377
2011	10.436119	10.361633	-0.71%	54,467
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.352918	10.288671	10.00%	22,041
2011	9.781278	9.352918	-4.38%	23,621
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.911812	10.677747	7.73%	67,799
2011	10.151402	9.911812	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.309423	11.899810	5.22%	0
2011	10.873028	11.309423	4.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.212101	31.165522	14.53%	0
2011	35.909657	27.212101	-24.22%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.349230	18.712714	14.46%	0
2011	21.573303	16.349230	-24.22%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.402888	12.512938	0.89%	44
2011	11.811251	12.402888	5.01%	38
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.547767	17.641099	13.46%	2,636
2011	16.530524	15.547767	-5.95%	2,640
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.186662	13.049928	7.08%	4,225
2011	12.338344	12.186662	-1.23%	5,088
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.191753	12.552822	2.96%	8,152
2011	12.098070	12.191753	0.77%	8,152
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.138667	15.337575	8.48%	67,431
2011	14.447136	14.138667	-2.14%	45,219
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.085484	16.800084	11.37%	6,231
2011	15.743222	15.085484	-4.18%	5,925
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.329259	14.097796	5.77%	49,805
2011	13.339394	13.329259	-0.08%	26,292
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.036939	15.113690	15.93%	0
2011	13.656746	13.036939	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.708343	22.664722	15.00%	10
2011	20.655840	19.708343	-4.59%	11
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.633102	9.430266	-2.11%	1,083
2011	9.839155	9.633102	-2.09%	985
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.145245	14.444925	9.89%	0
2011	12.720750	13.145245	3.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.931754	8.969949	13.09%	0
2011	8.964302	7.931754	-11.52%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.966235	13.711469	14.58%	0
2011	14.622772	11.966235	-18.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.493214	9.723482	14.49%	97
2011	10.376995	8.493214	-18.15%	95
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.496867	9.660589	13.70%	893
2011	8.968663	8.496867	-5.26%	893
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.923076	9.120782	15.12%	0
2011	8.617750	7.923076	-8.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.881687	9.968046	12.23%	0
2011	9.494444	8.881687	-6.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.531795	10.856424	13.90%	0
2011	9.967239	9.531795	-4.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.390907	14.825411	10.71%	0
2011	13.796402	13.390907	-2.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.693871	22.016351	17.77%	26
2011	20.195437	18.693871	-7.44%	30
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.196320	20.525741	12.80%	0
2011	19.730922	18.196320	-7.78%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.182567	14.692112	11.45%	0
2011	13.414038	13.182567	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.372044	10.604401	13.15%	153
2011	9.019006	9.372044	3.91%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.222898	10.360309	1.34%	1,559
2011	10.307783	10.222898	-0.82%	1,474

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.471486	13.427157	17.05%	0
2011	13.379897	11.471486	-14.26%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.766160	10.000830	2.40%	110
2011	9.946344	9.766160	-1.81%	96
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.186666	12.982555	6.53%	0
2011	12.580968	12.186666	-3.13%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.451181	15.700284	8.64%	945
2011	15.229701	14.451181	-5.11%	938
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.365987	14.642563	18.41%	0
2011	13.803078	12.365987	-10.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.877784	22.352306	18.41%	0
2011	21.079535	18.877784	-10.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.136893	1.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.771324	15.720688	14.16%	597
2011	14.110498	13.771324	-2.40%	597
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.117619	22.022269	15.19%	0
2011	20.003588	19.117619	-4.43%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.567028	5.67%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.090916	11.481716	3.52%	0
2011	11.215134	11.090916	-1.11%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.950190	10.666107	7.20%	0
2011*	10.000000	9.950190	-0.50%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.425755	13.325831	16.63%	0
2011	12.238418	11.425755	-6.64%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.266636	14.640290	19.35%	0
2011	15.083820	12.266636	-18.68%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.474923	13.949952	11.82%	0
2011	15.510599	12.474923	-19.57%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.334453	14.535657	28.24%	115
2011	10.487823	11.334453	8.07%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.051863	11.813836	6.89%	0
2011	10.709575	11.051863	3.20%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.931276	22.999716	15.40%	0
2011	19.046461	19.931276	4.65%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.683111	-3.17%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.587752	-4.12%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.737338	15.562679	5.60%	0
2011	15.778157	14.737338	-6.60%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.924644	15.974091	14.72%	0
2011	13.415576	13.924644	3.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.277145	22.345359	15.92%	624
2011	21.558803	19.277145	-10.58%	788
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.095851	0.96%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.227132	13.897954	5.07%	6,051
2011	12.096200	13.227132	9.35%	3,961
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.850366	15.511181	11.99%	0
2011	13.760909	13.850366	0.65%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.265997	15.086477	13.72%	8,682
2011	13.672148	13.265997	-2.97%	9,448
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.155242	13.078684	7.60%	0
2011	12.891017	12.155242	-5.71%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.745389	22.361237	13.25%	6,067
2011	20.065456	19.745389	-1.60%	7,293
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.239301	16.088443	12.99%	1,984
2011	14.319483	14.239301	-0.56%	2,340
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.407401	16.603702	7.76%	2,790
2011	14.479739	15.407401	6.41%	2,964
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.903391	12.827662	17.65%	0
2011	12.965369	10.903391	-15.90%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.733773	13.708638	7.66%	0
2011	13.771667	12.733773	-7.54%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.972641	12.821216	7.09%	1,909
2011	11.996204	11.972641	-0.20%	2,021

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.535594	12.594405	9.18%	6,659
2011	11.839105	11.535594	-2.56%	7,258
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.511808	12.735999	10.63%	17,314
2011	11.912123	11.511808	-3.36%	47,029
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.216070	12.640493	12.70%	5,713
2011	11.795751	11.216070	-4.91%	6,941
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.093369	15.467253	2.48%	0
2011	16.270402	15.093369	-7.23%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.034687	16.074337	14.53%	7,022
2011	14.249134	14.034687	-1.50%	7,112
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.188613	15.882414	11.94%	1,460
2011	14.504432	14.188613	-2.18%	847
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.712726	13.135777	3.33%	62,524
2011	12.137372	12.712726	4.74%	69,110
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.102308	24.775344	12.09%	12,407
2011	25.336905	22.102308	-12.77%	14,083
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.130510	17.821438	17.78%	0
2011	18.706275	15.130510	-19.12%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.176551	11.993567	17.85%	1,569
2011	12.589114	10.176551	-19.16%	1,791
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.445015	21.688856	24.33%	0
2011	19.599000	17.445015	-10.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.321632	12.479263	10.22%	499
2011	11.300407	11.321632	0.19%	494

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.760427	17.265403	9.55%	0
2011	15.194446	15.760427	3.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.747243	22.874618	15.84%	9,762
2011	20.968819	19.747243	-5.83%	14,027
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.761921	16.344132	10.72%	0
2011	17.929300	14.761921	-17.67%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.667873	19.282292	15.69%	0
2011	19.060655	16.667873	-12.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.035979	13.932166	15.75%	2,848
2011	13.770639	12.035979	-12.60%	2,997
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.315394	17.242310	12.58%	0
2011	15.782097	15.315394	-2.96%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.164177	1.64%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.913723	9.945767	11.58%	1,284
2011	10.299093	8.913723	-13.45%	1,227
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.930588	13.114994	19.98%	0
2011	11.272959	10.930588	-3.04%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.589447	-4.11%	564
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.901440	-0.99%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.683468	-3.17%	1,925

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.387526	13.278794	16.61%	0
2011	12.540990	11.387526	-9.20%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.753052	7.53%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.010170	0.10%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.802167	17.529631	10.93%	0
2011	15.932725	15.802167	-0.82%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.613905	20.134433	21.19%	8,876
2011	18.244750	16.613905	-8.94%	10,285
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.902057	-0.98%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.592595	28.341566	10.74%	0
2011	38.654799	25.592595	-33.79%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.084020	16.079570	14.17%	0
2011	14.339761	14.084020	-1.78%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.169223	1.69%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.833392	17.952750	13.39%	43,564
2011	16.256404	15.833392	-2.60%	57,324
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.273024	11.653050	13.43%	9,755
2011	10.688282	10.273024	-3.89%	9,072
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.027991	10.050758	11.33%	0
2011*	10.000000	9.027991	-9.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.468372	15.081830	11.98%	5,058
2011	13.697071	13.468372	-1.67%	6,018

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.707105	10.990690	13.22%	124,298
2011	9.828613	9.707105	-1.24%	158,925
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.868716	11.162660	2.70%	113,918
2011	10.505524	10.868716	3.46%	119,229
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.615008	11.485739	19.46%	9,246
2011	10.834550	9.615008	-11.26%	9,107
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.942733	10.272722	14.87%	16,510
2011	9.588362	8.942733	-6.73%	17,491
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.849255	8.990572	14.54%	145,706
2011	8.204802	7.849255	-4.33%	165,224
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.831907	17.745673	12.09%	0
2011	15.583969	15.831907	1.59%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.839101	14.410129	12.24%	0
2011	12.639318	12.839101	1.58%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.135318	16.343914	15.62%	11,350
2011	14.823207	14.135318	-4.64%	13,698
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.421099	8.483640	14.32%	364
2011	8.584485	7.421099	-13.55%	393
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.948768	9.752647	8.98%	52,703
2011	9.453736	8.948768	-5.34%	68,670
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	2,477
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.628146	10.462682	8.67%	149,427
2011	9.973398	9.628146	-3.46%	212,777

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.033388	10.044574	11.19%	102,052
2011	9.561116	9.033388	-5.52%	103,226
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.342256	10.878184	5.18%	32,359
2011	10.421908	10.342256	-0.76%	34,917
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.335399	10.264140	9.95%	110,578
2011	9.767952	9.335399	-4.43%	139,788
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.704464	9.759166	12.12%	114,725
2011	9.331274	8.704464	-6.72%	121,147
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.893273	10.652325	7.67%	79,661
2011	10.137580	9.893273	-2.41%	97,272
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.288265	11.871478	5.17%	28,005
2011	10.858224	11.288265	3.96%	36,189
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.240525	12.829222	4.81%	12,927
2011	11.795397	12.240525	3.77%	12,165
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.089023	31.008677	14.47%	0
2011	35.765494	27.089023	-24.26%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.285347	18.630058	14.40%	0
2011	21.499990	16.285347	-24.25%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.346802	12.449973	0.84%	50,753
2011	11.763830	12.346802	4.96%	56,649
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.696046	7.549373	12.74%	253
2011	7.603263	6.696046	-11.93%	251
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.262970	8.400722	15.67%	175
2011	8.516680	7.262970	-14.72%	190

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.477474	17.552359	13.41%	49,517
2011	16.464175	15.477474	-5.99%	67,981
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.170096	13.025523	7.03%	70,184
2011	12.327843	12.170096	-1.28%	95,703
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.782689	14.039375	9.83%	92,388
2011	13.186361	12.782689	-3.06%	87,234
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.136632	12.489681	2.91%	59,822
2011	12.049500	12.136632	0.72%	83,402
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.074710	15.260369	8.42%	181,019
2011	14.389123	14.074710	-2.19%	222,894
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.017217	16.715505	11.31%	258,617
2011	15.679972	15.017217	-4.23%	349,976
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.268954	14.026830	5.71%	87,928
2011	13.285812	13.268954	-0.13%	117,094
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.019223	15.085423	15.87%	15,975
2011	13.645142	13.019223	-4.59%	14,891
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.619205	22.550669	14.94%	2,456
2011	20.572894	19.619205	-4.64%	2,689
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.589344	9.382613	-2.16%	18,456
2011	9.799448	9.589344	-2.14%	18,739
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.085829	14.372269	9.83%	2,287
2011	12.669703	13.085829	3.28%	2,489
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.916925	8.948602	13.03%	62,055
2011	8.952102	7.916925	-11.56%	74,793

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.913391	13.643935	14.53%	0
2011	14.565624	11.913391	-18.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.460037	9.680539	14.43%	2,874
2011	10.341747	8.460037	-18.20%	3,191
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.480971	9.637576	13.64%	22,808
2011	8.956444	8.480971	-5.31%	30,584
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.908241	9.099031	15.06%	691
2011	8.606015	7.908241	-8.11%	712
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.865053	9.944282	12.17%	29,485
2011	9.481495	8.865053	-6.50%	37,831
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.513974	10.830592	13.84%	35,218
2011	9.953671	9.513974	-4.42%	43,858
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.330323	14.750783	10.66%	534
2011	13.740977	13.330323	-2.99%	621
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.609309	21.905542	17.71%	589
2011	20.114343	18.609309	-7.48%	690
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.114007	20.422430	12.74%	327
2011	19.651678	18.114007	-7.82%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.122958	14.618193	11.39%	36,142
2011	13.360187	13.122958	-1.78%	47,891
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.354492	10.579126	13.09%	0
2011	9.006700	9.354492	3.86%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.203793	10.335646	1.29%	4,047
2011	10.293761	10.203793	-0.87%	3,777

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.455869	13.402022	16.99%	46,553
2011	13.368509	11.455869	-14.31%	55,170
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.721973	9.950491	2.35%	24,526
2011	9.906396	9.721973	-1.86%	33,352
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.131532	12.917203	6.48%	0
2011	12.530438	12.131532	-3.18%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.387365	15.622947	8.59%	1,409
2011	15.170175	14.387365	-5.16%	1,572
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.317701	14.577931	18.35%	0
2011	13.756194	12.317701	-10.46%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.792387	22.239798	18.34%	0
2011	20.994898	18.792387	-10.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.135959	1.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.709058	15.641602	14.10%	35,772
2011	14.053857	13.709058	-2.45%	47,874
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.031177	21.911475	15.13%	346
2011	19.923293	19.031177	-4.48%	386
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.075823	11.460232	3.47%	30,541
2011	11.205585	11.075823	-1.16%	29,231
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.946827	10.657042	7.14%	5,030
2011*	10.000000	9.946827	-0.53%	2,423

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.375297	13.260201	16.57%	0
2011	12.190586	11.375297	-6.69%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.212444	14.568153	19.29%	0
2011	15.024848	12.212444	-18.72%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.419773	13.881175	11.77%	0
2011	15.449926	12.419773	-19.61%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.324843	14.515903	28.18%	0
2011	10.484270	11.324843	8.02%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.003070	11.755656	6.84%	2,683
2011	10.667727	11.003070	3.14%	2,655
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.839897	22.882556	15.34%	0
2011	18.968783	19.839897	4.59%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.679796	-3.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.584479	-4.16%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.683773	15.498174	5.55%	79
2011	15.728823	14.683773	-6.64%	172

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.861606	15.893630	14.66%	0
2011	13.361659	13.861606	3.74%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.189871	22.232804	15.86%	499
2011	21.472153	19.189871	-10.63%	559
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.092402	0.92%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.166455	13.827122	5.02%	18,326
2011	12.046846	13.166455	9.29%	19,005
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.787689	15.433078	11.93%	0
2011	13.705626	13.787689	0.60%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.220882	15.027459	13.66%	497
2011	13.632612	13.220882	-3.02%	4,470
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.656053	22.248661	13.19%	1,558
2011	19.984863	19.656053	-1.65%	1,935
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.174868	16.007451	12.93%	6,738
2011	14.261960	14.174868	-0.61%	7,498
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.337686	16.520104	7.71%	49
2011	14.421564	15.337686	6.35%	52
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.854010	12.763037	17.59%	0
2011	12.913240	10.854010	-15.95%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.676157	13.639611	7.60%	0
2011	13.716347	12.676157	-7.58%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.918438	12.756627	7.03%	0
2011	11.947988	11.918438	-0.25%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.496399	12.545176	9.12%	0
2011	11.804893	11.496399	-2.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.472664	12.686185	10.58%	9,999
2011	11.877674	11.472664	-3.41%	10,802
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.177926	12.591050	12.64%	0
2011	11.761641	11.177926	-4.96%	746
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.042052	15.406781	2.42%	0
2011	16.223362	15.042052	-7.28%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.971141	15.993367	14.47%	14,459
2011	14.191850	13.971141	-1.56%	21,417
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.124403	15.802459	11.88%	1,063
2011	14.446158	14.124403	-2.23%	1,084
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.655223	13.069669	3.27%	18,712
2011	12.088622	12.655223	4.69%	23,091
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.002291	24.650595	12.04%	5,422
2011	25.235136	22.002291	-12.81%	8,519
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.062032	17.731695	17.72%	0
2011	18.631126	15.062032	-19.16%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.136764	11.940558	17.79%	10,006
2011	12.546297	10.136764	-19.21%	10,984
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.366076	21.579649	24.26%	0
2011	19.520264	17.366076	-11.04%	1,116
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.288871	12.436769	10.17%	2,414
2011	11.273453	11.288871	0.14%	2,533

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.689108	17.178468	9.49%	0
2011	15.133402	15.689108	3.67%	2,183
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.657896	22.759468	15.78%	876
2011	20.884584	19.657896	-5.87%	1,908
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.711750	16.280249	10.66%	0
2011	17.877473	14.711750	-17.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.592440	19.185201	15.63%	0
2011	18.984086	16.592440	-12.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.988951	13.870621	15.70%	16,741
2011	13.723835	11.988951	-12.64%	17,623
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.263302	17.174872	12.52%	0
2011	15.736437	15.263302	-3.01%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.160719	1.61%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.908419	9.934761	11.52%	0
2011	10.298226	8.908419	-13.50%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.586119	-4.14%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.898072	-1.02%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.680111	-3.20%	4,120

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.372019	13.253920	16.55%	1,408
2011	12.530308	11.372019	-9.24%	1,408
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.749390	7.49%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.006763	0.07%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.730712	17.441431	10.88%	0
2011	15.868770	15.730712	-0.87%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.538740	20.033088	21.13%	7,819
2011	18.171475	16.538740	-8.99%	9,100
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.898641	-1.01%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.476788	28.198864	10.68%	0
2011	38.499555	25.476788	-33.83%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.020274	15.998582	14.11%	0
2011	14.282139	14.020274	-1.83%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.165760	1.66%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.761758	17.862377	13.33%	7,958
2011	16.191113	15.761758	-2.65%	15,965
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.264305	11.637191	13.38%	359
2011	10.684664	10.264305	-3.93%	1,495
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.024919	10.042183	11.27%	0
2011*	10.000000	9.024919	-9.75%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.450060	15.053604	11.92%	7,646
2011	13.685425	13.450060	-1.72%	8,237

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.679028	10.953289	13.17%	398,996
2011	9.805182	9.679028	-1.29%	444,353
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.837297	11.124682	2.65%	397,918
2011	10.480500	10.837297	3.40%	388,627
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.587174	11.446637	19.40%	6,738
2011	10.808710	9.587174	-11.30%	9,549
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.916863	10.237758	14.81%	23,797
2011	9.565490	8.916863	-6.78%	33,635
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.830551	8.964552	14.48%	493,101
2011	8.189432	7.830551	-4.38%	526,597
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.760274	17.656336	12.03%	0
2011	15.521371	15.760274	1.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.795478	14.353819	12.18%	0
2011	12.602795	12.795478	1.53%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.071359	16.261624	15.57%	5,964
2011	14.763659	14.071359	-4.69%	8,975
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.407212	8.463422	14.26%	6,698
2011	8.572783	7.407212	-13.60%	7,050
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.931994	9.729364	8.93%	5,507
2011	9.440831	8.931994	-5.39%	8,465
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.610103	10.437720	8.61%	425,861
2011	9.959791	9.610103	-3.51%	572,690

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.016475	10.020638	11.14%	45,690
2011	9.548087	9.016475	-5.57%	94,696
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.322914	10.852280	5.13%	4,364
2011	10.407724	10.322914	-0.81%	4,440
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.317957	10.239715	9.89%	104,791
2011	9.754667	9.317957	-4.48%	54,506
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.874778	10.626957	7.62%	11,607
2011	10.123792	9.874778	-2.46%	67,787
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.267148	11.843194	5.11%	631
2011	10.843428	11.267148	3.91%	2,224
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.217619	12.798656	4.76%	16,036
2011	11.779323	12.217619	3.72%	14,461
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.966459	30.852565	14.41%	0
2011	35.621849	26.966459	-24.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.221747	18.547779	14.34%	0
2011	21.426956	16.221747	-24.29%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.290923	12.387283	0.78%	3,796
2011	11.716553	12.290923	4.90%	7,248
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.683524	7.531388	12.69%	3,374
2011	7.592916	6.683524	-11.98%	3,477
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.241943	8.372107	15.61%	2,844
2011	8.496374	7.241943	-14.76%	2,766

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.407437	17.463989	13.35%	24,168
2011	16.398041	15.407437	-6.04%	34,827
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.153512	13.001097	6.97%	50,987
2011	12.317334	12.153512	-1.33%	7,500
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.765295	14.013091	9.77%	9,263
2011	13.175134	12.765295	-3.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.081680	12.426751	2.86%	9,091
2011	12.001071	12.081680	0.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.011054	15.183567	8.37%	147,962
2011	14.331351	14.011054	-2.23%	172,794
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.949262	16.631340	11.25%	103,045
2011	15.616983	14.949262	-4.28%	138,107
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.208920	13.956215	5.66%	97,002
2011	13.232452	13.208920	-0.18%	93,783
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.001498	15.057173	15.81%	5,198
2011	13.633525	13.001498	-4.64%	15,699
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.530446	22.437147	14.88%	10,168
2011	20.490280	19.530446	-4.68%	12,146
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.545762	9.335189	-2.21%	28,828
2011	9.759894	9.545762	-2.19%	27,596
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.026591	14.299888	9.77%	14,363
2011	12.618769	13.026591	3.23%	14,208
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.902091	8.927250	12.97%	4,843
2011	8.939901	7.902091	-11.61%	7,722

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.860709	13.576639	14.47%	0
2011	14.508626	11.860709	-18.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.426951	9.637744	14.37%	12,802
2011	10.306562	8.426951	-18.24%	14,981
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.465103	9.614618	13.58%	1,997
2011	8.944253	8.465103	-5.36%	3,432
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.893419	9.077336	15.00%	10,912
2011	8.594269	7.893419	-8.15%	11,882
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.848477	9.920609	12.12%	6,989
2011	9.468588	8.848477	-6.55%	9,099
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.496154	10.804765	13.78%	8,984
2011	9.940108	9.496154	-4.47%	11,327
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.269999	14.676513	10.60%	112
2011	13.685788	13.269999	-3.04%	130
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.525111	21.795270	17.65%	1,846
2011	20.033551	18.525111	-7.53%	2,791
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.032036	20.319595	12.69%	3,505
2011	19.572741	18.032036	-7.87%	4,301
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.063558	14.544570	11.34%	2,285
2011	13.306493	13.063558	-1.83%	4,158
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.184712	10.311022	1.24%	19,650
2011	10.279747	10.184712	-0.92%	19,211

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.440266	13.376906	16.93%	3,905
2011	13.357126	11.440266	-14.35%	5,903
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.677955	9.900358	2.30%	18,118
2011	9.866572	9.677955	-1.91%	17,469
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.076634	12.852159	6.42%	0
2011	12.480109	12.076634	-3.23%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.323745	15.545891	8.53%	0
2011	15.110806	14.323745	-5.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.269560	14.513513	18.29%	0
2011	13.709433	12.269560	-10.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.707350	22.127834	18.28%	0
2011	20.910565	18.707350	-10.54%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.135027	1.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.647025	15.562853	14.04%	6,499
2011	13.997406	13.647025	-2.50%	9,010
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.945064	21.801155	15.08%	1,184
2011	19.843257	18.945064	-4.53%	1,366
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.060744	11.438755	3.42%	8,213
2011	11.196028	11.060744	-1.21%	10,279
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.943457	10.647977	7.09%	0
2011*	10.000000	9.943457	-0.57%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.325023	13.194837	16.51%	0
2011	12.142900	11.325023	-6.74%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.158470	14.496334	19.23%	0
2011	14.966098	12.158470	-18.76%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.364896	13.812752	11.71%	0
2011	15.389504	12.364896	-19.65%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.954417	11.697682	6.79%	171
2011	10.625978	10.954417	3.09%	160
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.748849	22.765873	15.28%	0
2011	18.891373	19.748849	4.54%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.676483	-3.24%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.581217	-4.19%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.630387	15.433916	5.49%	0
2011	15.679640	14.630387	-6.69%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.798846	15.813563	14.60%	0
2011	13.307951	13.798846	3.69%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.102982	22.120795	15.80%	0
2011	21.385861	19.102982	-10.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.088976	0.89%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.106022	13.756602	4.96%	0
2011	11.997664	13.106022	9.24%	2,035
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.725232	15.355287	11.88%	0
2011	13.650510	13.725232	0.55%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.175924	14.968686	13.61%	763
2011	13.593186	13.175924	-3.07%	1,395
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.567037	22.136555	13.13%	557
2011	19.904520	19.567037	-1.70%	687
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.110692	15.926800	12.87%	240
2011	14.204638	14.110692	-0.66%	925
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.268266	16.436907	7.65%	438
2011	14.363631	15.268266	6.30%	1,211
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.804851	12.698723	17.53%	0
2011	12.861325	10.804851	-15.99%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.618748	13.570884	7.55%	0
2011	13.661197	12.618748	-7.63%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.864524	12.692419	6.98%	0
2011	11.900010	11.864524	-0.30%	670

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.457282	12.496093	9.07%	248
2011	11.770734	11.457282	-2.66%	251
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.433657	12.636579	10.52%	182
2011	11.843328	11.433657	-3.46%	311
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.139882	12.541764	12.58%	625
2011	11.727594	11.139882	-5.01%	751
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.907849	15.912756	14.42%	563
2011	14.134775	13.907849	-1.61%	735
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.060446	15.722839	11.82%	143
2011	14.388086	14.060446	-2.28%	159
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.597898	13.003797	3.22%	9,376
2011	12.039999	12.597898	4.63%	11,687
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.902676	24.526407	11.98%	910
2011	25.133719	21.902676	-12.86%	2,127
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.993853	17.642393	17.66%	0
2011	18.556274	14.993853	-19.20%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.097119	11.887767	17.73%	0
2011	12.503621	10.097119	-19.25%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.287432	21.470929	24.20%	0
2011	19.441794	17.287432	-11.08%	22
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.256241	12.394472	10.11%	320
2011	11.246606	11.256241	0.09%	313

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.618081	17.091933	9.44%	0
2011	15.072574	15.618081	3.62%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.568913	22.644824	15.72%	1,561
2011	20.800674	19.568913	-5.92%	2,684
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.661677	16.216507	10.60%	0
2011	17.825738	14.661677	-17.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.517332	19.088550	15.57%	0
2011	18.907814	16.517332	-12.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.942079	13.809315	15.64%	771
2011	13.677167	11.942079	-12.69%	1,683
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.211382	17.107677	12.47%	0
2011	15.690918	15.211382	-3.06%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.157251	1.57%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.903121	9.923764	11.46%	0
2011	10.297363	8.903121	-13.54%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.582796	-4.17%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.676761	-3.23%	527

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.356526	13.229084	16.49%	0
2011	12.519639	11.356526	-9.29%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.745732	7.46%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.003346	0.03%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.659449	17.353532	10.82%	0
2011	15.804957	15.659449	-0.92%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.463786	19.932075	21.07%	0
2011	18.098364	16.463786	-9.03%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.895201	-1.05%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.361453	28.056820	10.63%	0
2011	38.344878	25.361453	-33.86%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.956785	15.917981	14.05%	0
2011	14.224723	13.956785	-1.88%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.162292	1.62%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.690399	17.772394	13.27%	5,422
2011	16.126041	15.690399	-2.70%	8,850
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.021864	10.033645	11.21%	0
2011*	10.000000	9.021864	-9.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.431733	15.025393	11.86%	1,825
2011	13.673759	13.431733	-1.77%	3,090

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.651009	10.915987	13.11%	28,595
2011	9.781789	9.651009	-1.34%	32,751
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.805947	11.086812	2.60%	28,510
2011	10.455502	10.805947	3.35%	30,641
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.559441	11.407665	19.33%	368
2011	10.782936	9.559441	-11.35%	748
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.811893	8.938617	14.42%	36,630
2011	8.174079	7.811893	-4.43%	42,014
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.688956	17.567430	11.97%	0
2011	15.459013	15.688956	1.49%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.751983	14.297699	12.12%	0
2011	12.566358	12.751983	1.48%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.007587	16.179644	15.51%	1,260
2011	14.704272	14.007587	-4.74%	1,603
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.393317	8.443224	14.20%	0
2011	8.561080	7.393317	-13.64%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.915278	9.706187	8.87%	8,563
2011	9.427969	8.915278	-5.44%	12,071
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.592119	10.412844	8.56%	68,600
2011	9.946216	9.592119	-3.56%	137,809

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.671897	9.712704	12.00%	0
2011	9.305852	8.671897	-6.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.856291	10.601632	7.56%	0
2011	10.109999	9.856291	-2.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.246092	11.815009	5.06%	6,696
2011	10.828681	11.246092	3.85%	8,690
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.194752	12.768152	4.70%	151
2011	11.763273	12.194752	3.67%	138
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.844375	30.697155	14.35%	0
2011	35.478721	26.844375	-24.34%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.158295	18.465771	14.28%	0
2011	21.354063	16.158295	-24.33%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.235311	12.324915	0.73%	7,835
2011	11.669486	12.235311	4.85%	9,663
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.670992	7.513425	12.63%	0
2011	7.582552	6.670992	-12.02%	364
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.220989	8.343599	15.55%	147
2011	8.476116	7.220989	-14.81%	475

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.337663	17.375986	13.29%	4,006
2011	16.332125	15.337663	-6.09%	4,482
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.136974	12.976755	6.92%	24,113
2011	12.306842	12.136974	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.026976	12.364144	2.80%	0
2011	11.952821	12.026976	0.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.947620	15.107089	8.31%	81,360
2011	14.273746	13.947620	-2.28%	114,421
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.881569	16.547545	11.19%	32,549
2011	15.554198	14.881569	-4.32%	38,936
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.149120	13.885904	5.60%	44,413
2011	13.179258	13.149120	-0.23%	76,276
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.983783	15.028955	15.75%	1,523
2011	13.621899	12.983783	-4.68%	5,340
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.441996	22.324082	14.82%	459
2011	20.407894	19.441996	-4.73%	540
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.502353	9.287976	-2.26%	3,776
2011	9.720467	9.502353	-2.24%	6,152
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.967670	14.227924	9.72%	854
2011	12.568101	12.967670	3.18%	2,732
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.887311	8.905994	12.92%	9,820
2011	8.927730	7.887311	-11.65%	12,630

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.808254	13.509675	14.41%	0
2011	14.451849	11.808254	-18.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.393992	9.595136	14.31%	0
2011	10.271499	8.393992	-18.28%	143
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.449269	9.591730	13.52%	3,442
2011	8.932070	8.449269	-5.41%	5,137
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.878627	9.055687	14.94%	0
2011	8.582541	7.878627	-8.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.831921	9.896977	12.06%	4,547
2011	9.455697	8.831921	-6.60%	7,194
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.478359	10.778981	13.72%	5,401
2011	9.926538	9.478359	-4.51%	7,569
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.209915	14.602568	10.54%	0
2011	13.630768	13.209915	-3.09%	199
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.441219	21.685452	17.59%	0
2011	19.953008	18.441219	-7.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.950396	20.217240	12.63%	0
2011	19.494072	17.950396	-7.92%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.004390	14.471277	11.28%	6,469
2011	13.252999	13.004390	-1.88%	8,970
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.319450	10.528690	12.98%	0
2011	8.982112	9.319450	3.76%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.165640	10.286445	1.19%	1,058
2011	10.265736	10.165640	-0.98%	2,684

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.424689	13.351853	16.87%	6,764
2011	13.345750	11.424689	-14.39%	8,707
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.634178	9.850521	2.25%	3,838
2011	9.826937	9.634178	-1.96%	6,395
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.021938	12.787396	6.37%	373
2011	12.429924	12.021938	-3.28%	407
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.260370	15.469188	8.48%	0
2011	15.051635	14.260370	-5.26%	36
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.221611	14.449399	18.23%	0
2011	13.662826	12.221611	-10.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.622664	22.016377	18.22%	0
2011	20.826535	18.622664	-10.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.134090	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.585193	15.484398	13.98%	5,436
2011	13.941099	13.585193	-2.55%	9,316
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.859282	21.691322	15.02%	92
2011	19.763504	18.859282	-4.58%	105
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.045679	11.417306	3.36%	3,384
2011	11.186479	11.045679	-1.26%	3,953
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.274896	13.129697	16.45%	0
2011	12.095334	11.274896	-6.78%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.104685	14.424812	19.17%	0
2011	14.907506	12.104685	-18.80%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.310210	13.744626	11.65%	0
2011	15.329282	12.310210	-19.69%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.906004	11.640009	6.73%	332
2011	10.584401	10.906004	3.04%	319
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.658249	22.649827	15.22%	0
2011	18.814298	19.658249	4.49%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.673178	-3.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.577944	-4.22%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.577196	15.369918	5.44%	0
2011	15.630601	14.577196	-6.74%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.736330	15.733852	14.54%	0
2011	13.254416	13.736330	3.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.016442	22.009292	15.74%	64
2011	21.299863	19.016442	-10.72%	144
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.085525	0.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.045835	13.686406	4.91%	423
2011	11.948668	13.045835	9.18%	403
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.663099	15.277950	11.82%	0
2011	13.595653	13.663099	0.50%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.131046	14.910049	13.55%	92
2011	13.553811	13.131046	-3.12%	99
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.478398	22.024979	13.07%	79
2011	19.824469	19.478398	-1.75%	71
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.046796	15.846549	12.81%	166
2011	14.147538	14.046796	-0.71%	184
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.199128	16.354082	7.60%	0
2011	14.305876	15.199128	6.24%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.755877	12.634688	17.47%	0
2011	12.809584	10.755877	-16.03%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.561595	13.502489	7.49%	0
2011	13.606268	12.561595	-7.68%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.810778	12.628441	6.92%	0
2011	11.852145	11.810778	-0.35%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.418286	12.447178	9.01%	27,032
2011	11.736660	11.418286	-2.71%	2,787
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.394733	12.587099	10.46%	9,580
2011	11.809038	11.394733	-3.51%	1,175
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.101991	12.492711	12.53%	0
2011	11.693674	11.101991	-5.06%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.939807	15.286370	2.32%	0
2011	16.129558	14.939807	-7.38%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.844855	15.832562	14.36%	0
2011	14.077935	13.844855	-1.66%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.996775	15.643611	11.77%	0
2011	14.330246	13.996775	-2.33%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.540861	12.938291	3.17%	2,535
2011	11.991605	12.540861	4.58%	2,257
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.803479	24.402823	11.92%	597
2011	25.032679	21.803479	-12.90%	670
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.925890	17.553431	17.60%	0
2011	18.481626	14.925890	-19.24%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.057640	11.835219	17.67%	0
2011	12.461106	10.057640	-19.29%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.209115	21.362702	24.14%	0
2011	19.363613	17.209115	-11.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.223660	12.352259	10.06%	3,203
2011	11.219787	11.223660	0.03%	3,203

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.547346	17.005805	9.38%	0
2011	15.011971	15.547346	3.57%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.480253	22.530691	15.66%	712
2011	20.717010	19.480253	-5.97%	770
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.611780	16.153041	10.55%	0
2011	17.774151	14.611780	-17.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.442487	18.992319	15.51%	0
2011	18.831763	16.442487	-12.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.895362	13.748235	15.58%	2,213
2011	13.630637	11.895362	-12.73%	2,164
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.159661	17.040771	12.41%	0
2011	15.645548	15.159661	-3.11%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.153788	1.54%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.897825	9.912776	11.41%	0
2011	10.296497	8.897825	-13.58%	92
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.579480	-4.21%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.891327	-1.09%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.673405	-3.27%	3,992

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.341055	13.204300	16.43%	0
2011	12.508963	11.341055	-9.34%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.742066	7.42%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.999936	0.00%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.588569	17.266124	10.76%	0
2011	15.741438	15.588569	-0.97%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.389240	19.831652	21.00%	3,806
2011	18.025613	16.389240	-9.08%	3,897
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.891772	-1.08%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.246530	27.915345	10.57%	0
2011	38.190662	25.246530	-33.89%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.893572	15.837769	13.99%	0
2011	14.167527	13.893572	-1.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.619350	17.682848	13.21%	1,055
2011	16.061210	15.619350	-2.75%	1,208
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.246878	11.605534	13.26%	0
2011	10.677419	10.246878	-4.03%	99
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.018805	10.025097	11.16%	0
2011*	10.000000	9.018805	-9.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.413445	14.997245	11.81%	5,311
2011	13.662112	13.413445	-1.82%	5,699

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.623060	10.878792	13.05%	102,583
2011	9.758453	9.623060	-1.39%	19,553
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.774671	11.049063	2.55%	16,679
2011	10.430566	10.774671	3.30%	18,489
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.531758	11.368798	19.27%	913
2011	10.757205	9.531758	-11.39%	1,023
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.865280	10.168096	14.70%	1,995
2011	9.519878	8.865280	-6.88%	2,117
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.793253	8.912717	14.36%	20,356
2011	8.158742	7.793253	-4.48%	24,992
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.617881	17.478877	11.92%	0
2011	15.396839	15.617881	1.44%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.708581	14.241726	12.06%	0
2011	12.529979	12.708581	1.43%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.944169	16.098128	15.45%	199
2011	14.645164	13.944169	-4.79%	168
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.379479	8.423100	14.14%	0
2011	8.549414	7.379479	-13.68%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.898556	9.683031	8.82%	157
2011	9.415105	8.898556	-5.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.574146	10.388000	8.50%	13,998
2011	9.932656	9.574146	-3.61%	24,291

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.982727	9.972903	11.02%	33,685
2011	9.522066	8.982727	-5.66%	40,193
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.284299	10.800604	5.02%	13,363
2011	10.379376	10.284299	-0.92%	13,759
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.283067	10.190928	9.78%	79,317
2011	9.728060	9.283067	-4.57%	134,789
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.655633	9.689509	11.94%	1,121
2011	9.293142	8.655633	-6.86%	1,124
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.837830	10.576351	7.51%	70,209
2011	10.096214	9.837830	-2.56%	79,939
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.225019	11.786815	5.00%	0
2011	10.813910	11.225019	3.80%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.171912	12.737701	4.65%	250
2011	11.747246	12.171912	3.62%	250
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.722812	30.542482	14.29%	0
2011	35.336122	26.722812	-24.38%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.095099	18.384110	14.22%	0
2011	21.281426	16.095099	-24.37%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.179887	12.262795	0.68%	122
2011	11.622557	12.179887	4.80%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.658488	7.495499	12.57%	1,574
2011	7.572217	6.658488	-12.07%	1,567
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.268197	17.288425	13.23%	0
2011	16.266448	15.268197	-6.14%	2,968
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.120454	12.952442	6.86%	11,803
2011	12.296361	12.120454	-1.43%	25,722
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.972516	12.301846	2.75%	5,388
2011	11.904769	11.972516	0.57%	6,919
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.884408	15.030908	8.26%	42,352
2011	14.216316	13.884408	-2.33%	94,189
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.814165	16.464155	11.14%	48,679
2011	15.491667	14.814165	-4.37%	50,682
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.089553	13.815906	5.55%	15,543
2011	13.126252	13.089553	-0.28%	38,536
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.966115	15.000801	15.69%	1,417
2011	13.610303	12.966115	-4.73%	1,663
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.353925	22.211558	14.77%	1,071
2011	20.325826	19.353925	-4.78%	1,170
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.459122	9.240975	-2.31%	1,072
2011	9.681179	9.459122	-2.29%	938
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.908919	14.156194	9.66%	1,124
2011	12.517550	12.908919	3.13%	1,189
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.872503	8.884716	12.86%	240
2011	8.915532	7.872503	-11.70%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.755995	13.442991	14.35%	0
2011	14.395253	11.755995	-18.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.361143	9.552682	14.25%	239
2011	10.236539	8.361143	-18.32%	232
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.433406	9.568821	13.46%	77
2011	8.919870	8.433406	-5.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.863867	9.034083	14.88%	0
2011	8.570841	7.863867	-8.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.815361	9.873347	12.00%	95
2011	9.442793	8.815361	-6.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.460613	10.753292	13.66%	126
2011	9.913010	9.460613	-4.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.150073	14.528970	10.49%	0
2011	13.575955	13.150073	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.357664	21.576135	17.53%	0
2011	19.872760	18.357664	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.869057	20.115307	12.57%	0
2011	19.415660	17.869057	-7.97%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.945487	14.398350	11.22%	105
2011	13.199707	12.945487	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.301977	10.503576	12.92%	0
2011	8.969846	9.301977	3.70%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.146606	10.261925	1.14%	2,215
2011	10.251736	10.146606	-1.03%	1,932

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.409125	13.326827	16.81%	166
2011	13.334389	11.409125	-14.44%	91
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.590532	9.800872	2.19%	77
2011	9.787414	9.590532	-2.01%	77
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.967477	12.722947	6.31%	0
2011	12.379929	11.967477	-3.33%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.197303	15.392869	8.42%	0
2011	14.992720	14.197303	-5.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.173795	14.385473	18.17%	0
2011	13.616322	12.173795	-10.59%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.538302	21.905402	18.16%	0
2011	20.742794	18.538302	-10.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.133155	1.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.523659	15.406366	13.92%	109
2011	13.885036	13.523659	-2.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.773867	21.582024	14.96%	0
2011	19.684041	18.773867	-4.62%	61
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.030626	11.395900	3.31%	66
2011	11.176939	11.030626	-1.31%	70
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.225036	13.064932	16.39%	0
2011	12.047990	11.225036	-6.83%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.051099	14.353597	19.11%	0
2011	14.849104	12.051099	-18.84%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.255760	13.676809	11.59%	0
2011	15.269272	12.255760	-19.74%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.857736	11.582562	6.68%	0
2011	10.542938	10.857736	2.99%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.567992	22.534290	15.16%	0
2011	18.737473	19.567992	4.43%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.669858	-3.30%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.574679	-4.25%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.524156	15.306144	5.38%	0
2011	15.581694	14.524156	-6.79%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.674064	15.654492	14.48%	0
2011	13.201085	13.674064	3.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.930268	21.898322	15.68%	0
2011	21.214186	18.930268	-10.77%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.082088	0.82%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.985892	13.616534	4.86%	15,486
2011	11.899828	12.985892	9.13%	13,732
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.601172	15.200904	11.76%	0
2011	13.540946	13.601172	0.44%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.086343	14.851686	13.49%	447
2011	13.514572	13.086343	-3.17%	532
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.390134	21.913938	13.02%	6,258
2011	19.744723	19.390134	-1.80%	7,525
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.983105	15.766615	12.75%	99
2011	14.090582	13.983105	-0.76%	436
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.130188	16.271558	7.54%	89
2011	14.248269	15.130188	6.19%	145
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.707139	12.570974	17.41%	0
2011	12.758061	10.707139	-16.08%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.504656	13.434383	7.44%	0
2011	13.551526	12.504656	-7.73%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.757239	12.564746	6.87%	0
2011	11.804436	11.757239	-0.40%	319

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.379419	12.398441	8.95%	0
2011	11.702681	11.379419	-2.76%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.355946	12.537828	10.41%	21,801
2011	11.774845	11.355946	-3.56%	21,801
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.064163	12.443752	12.47%	36,047
2011	11.659781	11.064163	-5.11%	41,030
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.888903	15.226465	2.27%	0
2011	16.082808	14.888903	-7.42%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.782098	15.752712	14.30%	225
2011	14.021290	13.782098	-1.71%	421
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.933293	15.564680	11.71%	336
2011	14.272534	13.933293	-2.38%	379
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.484039	12.873058	3.12%	43,613
2011	11.943367	12.484039	4.53%	47,633
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.704664	24.279764	11.86%	246
2011	24.931965	21.704664	-12.94%	378
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.858247	17.464920	17.54%	0
2011	18.407275	14.858247	-19.28%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.018254	11.782831	17.61%	0
2011	12.418659	10.018254	-19.33%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.131080	21.254930	24.07%	0
2011	19.285662	17.131080	-11.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.191147	12.310167	10.00%	177
2011	11.193004	11.191147	-0.02%	177

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.476872	16.920035	9.32%	0
2011	14.951559	15.476872	3.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.391936	22.417039	15.60%	8,925
2011	20.633627	19.391936	-6.02%	11,940
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.562053	16.089808	10.49%	0
2011	17.722721	14.562053	-17.83%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.367983	18.896566	15.45%	0
2011	18.756014	16.367983	-12.73%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.848831	13.687444	15.52%	15,702
2011	13.584255	11.848831	-12.78%	15,446
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.108064	16.974047	12.35%	0
2011	15.600261	15.108064	-3.16%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.150328	1.50%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.892524	9.901797	11.35%	0
2011	10.295632	8.892524	-13.63%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.904628	13.057053	19.74%	0
2011	11.269173	10.904628	-3.23%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.576155	-4.24%	10,425
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.887948	-1.12%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.670053	-3.30%	616

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.325604	13.179544	16.37%	0
2011	12.498301	11.325604	-9.38%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.738396	7.38%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.996521	-0.03%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.517911	17.179045	10.70%	0
2011	15.678093	15.517911	-1.02%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.314966	19.731658	20.94%	369
2011	17.953094	16.314966	-9.12%	489
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.888340	-1.12%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.132095	27.774559	10.51%	0
2011	38.037001	25.132095	-33.93%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.830612	15.757905	13.93%	0
2011	14.110530	13.830612	-1.98%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.155352	1.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.548515	17.593622	13.15%	36,712
2011	15.996542	15.548515	-2.80%	46,202
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.238174	11.589726	13.20%	0
2011	10.673806	10.238174	-4.08%	85
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.015735	10.016553	11.10%	0
2011*	10.000000	9.015735	-9.84%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.395155	14.969107	11.75%	240
2011	13.650464	13.395155	-1.87%	363

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.595173	10.841715	12.99%	60,961
2011	9.735136	9.595173	-1.44%	74,736
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.743477	11.011421	2.49%	48,149
2011	10.405675	10.743477	3.25%	57,008
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.504160	11.330067	19.21%	0
2011	10.731545	9.504160	-11.44%	230
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.839576	10.133417	14.64%	151
2011	9.497129	8.839576	-6.92%	149
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.774651	8.886886	14.31%	74,004
2011	8.143431	7.774651	-4.53%	92,323
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.547138	17.390779	11.86%	0
2011	15.334927	15.547138	1.38%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.665295	14.185941	12.01%	0
2011	12.493682	12.665295	1.37%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.880964	16.016942	15.39%	7,938
2011	14.586241	13.880964	-4.84%	9,699
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.365606	8.402943	14.08%	80
2011	8.537717	7.365606	-13.73%	80
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.881865	9.659900	8.76%	42,430
2011	9.402248	8.881865	-5.53%	53,038
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.556212	10.363223	8.44%	3,251
2011	9.919113	9.556212	-3.66%	3,257

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.965881	9.949099	10.97%	30,986
2011	9.509062	8.965881	-5.71%	31,992
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.265025	10.774821	4.97%	0
2011	10.365215	10.265025	-0.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.265691	10.166637	9.72%	7,211
2011	9.714820	9.265691	-4.62%	7,220
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.639404	9.666390	11.89%	80,981
2011	9.280464	8.639404	-6.91%	86,880
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.819396	10.551115	7.45%	0
2011	10.082438	9.819396	-2.61%	2,469
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.203987	11.758689	4.95%	28,563
2011	10.799155	11.203987	3.75%	31,358
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.149128	12.707335	4.59%	0
2011	11.731232	12.149128	3.56%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.601697	30.388450	14.24%	0
2011	35.193957	26.601697	-24.41%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.032125	18.302794	14.16%	0
2011	21.209000	16.032125	-24.41%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.124667	12.200936	0.63%	32,579
2011	11.575769	12.124667	4.74%	36,096
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.646020	7.477636	12.51%	0
2011	7.561895	6.646020	-12.11%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.179187	8.286807	15.43%	18,185
2011	8.435671	7.179187	-14.89%	17,490

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.198982	17.201230	13.17%	13,814
2011	16.200999	15.198982	-6.18%	7,789
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.103914	12.928140	6.81%	14,002
2011	12.285861	12.103914	-1.48%	15,029
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.713199	13.934452	9.61%	2,546
2011	13.141486	12.713199	-3.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.918288	12.239845	2.70%	8,443
2011	11.856895	11.918288	0.52%	2,262
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.821533	14.955172	8.20%	50,575
2011	14.159159	13.821533	-2.38%	94,839
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.747040	16.381137	11.08%	43,875
2011	15.429355	14.747040	-4.42%	45,172
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.030269	13.746282	5.49%	12,520
2011	13.073475	13.030269	-0.33%	24,511
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.948434	14.972672	15.63%	6,278
2011	13.598696	12.948434	-4.78%	8,575
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.266223	22.099580	14.71%	12,692
2011	20.244067	19.266223	-4.83%	14,668
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.416070	9.194196	-2.36%	6,586
2011	9.642034	9.416070	-2.34%	8,594
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.850405	14.084791	9.61%	14,598
2011	12.467171	12.850405	3.07%	13,373
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.857747	8.863522	12.80%	42,781
2011	8.903358	7.857747	-11.74%	52,275

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.703937	13.376591	14.29%	0
2011	14.338844	11.703937	-18.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.328407	9.510397	14.19%	0
2011	10.201682	8.328407	-18.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.417595	9.545970	13.40%	16,291
2011	8.907693	8.417595	-5.50%	23,812
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.849117	9.012504	14.82%	235
2011	8.559142	7.849117	-8.30%	240
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.798826	9.849779	11.94%	21,710
2011	9.429899	8.798826	-6.69%	28,535
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.442862	10.727602	13.61%	20,184
2011	9.899476	9.442862	-4.61%	27,476
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.090457	14.455687	10.43%	0
2011	13.521315	13.090457	-3.19%	101
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.274469	21.467340	17.47%	0
2011	19.792806	18.274469	-7.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.788073	20.013871	12.51%	0
2011	19.337540	17.788073	-8.01%	21
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.886807	14.325722	11.17%	29,450
2011	13.146590	12.886807	-1.98%	37,378
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.284519	10.478480	12.86%	0
2011	8.957588	9.284519	3.65%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.127604	10.237444	1.08%	367
2011	10.237763	10.127604	-1.08%	601

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.393575	13.301835	16.75%	32,276
2011	13.323024	11.393575	-14.48%	38,782
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.547057	9.751447	2.14%	38,761
2011	9.748031	9.547057	-2.06%	39,395
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.913186	12.658722	6.26%	0
2011	12.330071	11.913186	-3.38%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.134441	15.316853	8.37%	6
2011	14.933971	14.134441	-5.35%	16
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.126165	14.321847	18.11%	0
2011	13.569990	12.126165	-10.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.454279	21.794935	18.10%	0
2011	20.659336	18.454279	-10.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.132222	1.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.462369	15.328684	13.86%	41,809
2011	13.829177	13.462369	-2.65%	51,906
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.688750	21.473150	14.90%	0
2011	19.604814	18.688750	-4.67%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.549039	5.49%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.015568	11.374504	3.26%	14,885
2011	11.167393	11.015568	-1.36%	16,021
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.933340	10.620779	6.92%	0
2011*	10.000000	9.933340	-0.67%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.175341	13.000415	16.33%	0
2011	12.000790	11.175341	-6.88%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.997772	14.282756	19.05%	0
2011	14.790969	11.997772	-18.88%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.201488	13.609268	11.54%	0
2011	15.209428	12.201488	-19.78%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.809684	11.525382	6.62%	0
2011	10.501649	10.809684	2.93%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.478075	22.419229	15.10%	0
2011	18.660893	19.478075	4.38%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.666539	-3.33%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.571411	-4.29%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.471247	15.242553	5.33%	0
2011	15.532874	14.471247	-6.83%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.612056	15.575517	14.42%	0
2011	13.147939	13.612056	3.53%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.844391	21.787804	15.62%	84
2011	21.128751	18.844391	-10.81%	96
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.078644	0.79%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.926202	13.546978	4.80%	1,687
2011	11.851172	12.926202	9.07%	1,550
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.539483	15.124192	11.70%	0
2011	13.486422	13.539483	0.39%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.041751	14.793471	13.43%	121
2011	13.475405	13.041751	-3.22%	133
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.302202	21.803361	12.96%	495
2011	19.665233	19.302202	-1.85%	872
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.919723	15.687084	12.70%	220
2011	14.033887	13.919723	-0.81%	247
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.061629	16.189512	7.49%	0
2011	14.190947	15.061629	6.14%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.658554	12.507508	17.35%	0
2011	12.706670	10.658554	-16.12%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.447961	13.366616	7.38%	0
2011	13.496971	12.447961	-7.77%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.703937	12.501368	6.81%	0
2011	11.756935	11.703937	-0.45%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.340642	12.349843	8.90%	0
2011	11.668764	11.340642	-2.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.317256	12.488698	10.35%	0
2011	11.740719	11.317256	-3.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.026435	12.394958	12.41%	0
2011	11.625970	11.026435	-5.16%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.838155	15.166776	2.21%	0
2011	16.036193	14.838155	-7.47%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.719578	15.673200	14.24%	1,015
2011	13.964827	13.719578	-1.76%	1,155
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.870132	15.486179	11.65%	0
2011	14.215098	13.870132	-2.43%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.427386	12.808059	3.06%	4,982
2011	11.895243	12.427386	4.47%	8,042
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.606248	24.157279	11.81%	1,266
2011	24.831608	21.606248	-12.99%	1,330
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.790864	17.376797	17.48%	0
2011	18.333183	14.790864	-19.32%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.979031	11.730672	17.55%	0
2011	12.376383	9.979031	-19.37%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.053414	21.147708	24.01%	0
2011	19.208053	17.053414	-11.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.406701	16.834675	9.27%	0
2011	14.891375	15.406701	3.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.303995	22.303921	15.54%	1,219
2011	20.550577	19.303995	-6.07%	2,315
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.512412	16.026716	10.43%	0
2011	17.671351	14.512412	-17.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.293762	18.801218	15.39%	0
2011	18.680522	16.293762	-12.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.802421	13.626834	15.46%	81
2011	13.537970	11.802421	-12.82%	82
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.056599	16.907543	12.29%	0
2011	15.555060	15.056599	-3.20%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.146861	1.47%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.887233	9.890808	11.29%	0
2011	10.294763	8.887233	-13.67%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.898138	13.042589	19.68%	0
2011	11.268224	10.898138	-3.28%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.572829	-4.27%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.884576	-1.15%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.666690	-3.33%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.310153	13.154808	16.31%	0
2011	12.487637	11.310153	-9.43%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.734738	7.35%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.993116	-0.07%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.447544	17.092368	10.65%	0
2011	15.614982	15.447544	-1.07%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.240951	19.632078	20.88%	1,542
2011	17.880799	16.240951	-9.17%	1,817
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.884911	-1.15%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.018150	27.634437	10.46%	0
2011	37.883958	25.018150	-33.96%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.767844	15.678340	13.88%	0
2011	14.053687	13.767844	-2.03%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.478018	17.504873	13.10%	2,426
2011	15.932162	15.478018	-2.85%	5,232
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.012673	10.008003	11.04%	0
2011*	10.000000	9.012673	-9.87%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.376901	14.941048	11.69%	0
2011	13.638833	13.376901	-1.92%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.567364	10.804736	12.93%	33,727
2011	9.711892	9.567364	-1.49%	33,417
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.712367	10.973899	2.44%	32,510
2011	10.380839	10.712367	3.19%	29,689
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.476613	11.291437	19.15%	64
2011	10.705912	9.476613	-11.48%	69
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.813957	10.098875	14.58%	174
2011	9.474450	8.813957	-6.97%	191
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.756072	8.861095	14.25%	42,462
2011	8.128126	7.756072	-4.58%	42,221
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.476618	17.303007	11.80%	0
2011	15.273172	15.476618	1.33%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.622188	14.130398	11.95%	0
2011	12.457517	12.622188	1.32%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.817957	15.936048	15.33%	2,175
2011	14.527469	13.817957	-4.88%	3,293
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.351774	8.382865	14.03%	0
2011	8.526046	7.351774	-13.77%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.865197	9.636828	8.70%	5,903
2011	9.389401	8.865197	-5.58%	10,402
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.538266	10.338451	8.39%	20,538
2011	9.905556	9.538266	-3.71%	56,149

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.949074	9.925352	10.91%	0
2011	9.496094	8.949074	-5.76%	23,814
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.245779	10.749121	4.91%	0
2011	10.351065	10.245779	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.248297	10.142337	9.67%	4,072
2011	9.701544	9.248297	-4.67%	4,297
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.623202	9.643307	11.83%	12,173
2011	9.267801	8.623202	-6.96%	12,179
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.800970	10.525908	7.40%	0
2011	10.068668	9.800970	-2.66%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.182985	11.730627	4.90%	1,942
2011	10.784411	11.182985	3.70%	4,291
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.126376	12.677031	4.54%	0
2011	11.715238	12.126376	3.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.481086	30.235157	14.18%	0
2011	35.052336	26.481086	-24.45%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.969322	18.221748	14.10%	0
2011	21.136729	15.969322	-24.45%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.069717	12.139413	0.58%	4,308
2011	11.529190	12.069717	4.69%	6,268
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.633540	7.459759	12.46%	1,616
2011	7.551551	6.633540	-12.16%	1,677
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.130036	17.114406	13.12%	8,742
2011	16.135766	15.130036	-6.23%	8,742
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	1,356
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.864224	12.178063	2.65%	0
2011	11.809140	11.864224	0.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.758856	14.879719	8.15%	11,123
2011	14.102159	13.758856	-2.43%	11,905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.680173	16.298507	11.02%	51,584
2011	15.367236	14.680173	-4.47%	53,529
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.971176	13.676920	5.44%	5,710
2011	13.020842	12.971176	-0.38%	27,484
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.930791	14.944600	15.57%	165
2011	13.587105	12.930791	-4.83%	166
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.178853	21.988063	14.65%	0
2011	20.162568	19.178853	-4.88%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.373181	9.147615	-2.41%	2,706
2011	9.603023	9.373181	-2.39%	5,860
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.792147	14.013744	9.55%	1,503
2011	12.416988	12.792147	3.02%	1,440
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.843017	8.842358	12.74%	5,938
2011	8.891221	7.843017	-11.79%	10,399

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.652092	13.310509	14.23%	0
2011	14.282635	11.652092	-18.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.295786	9.468290	14.13%	1,989
2011	10.166923	8.295786	-18.40%	1,984
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.401781	9.523151	13.35%	2,018
2011	8.895504	8.401781	-5.55%	3,819
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.834394	8.990984	14.76%	212
2011	8.547450	7.834394	-8.34%	212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.782318	9.826246	11.89%	2,314
2011	9.417019	8.782318	-6.74%	4,679
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.425153	10.701997	13.55%	3,231
2011	9.885962	9.425153	-4.66%	5,848
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.031087	14.382735	10.37%	0
2011	13.466881	13.031087	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.191579	21.359001	17.41%	0
2011	19.713111	18.191579	-7.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.707433	19.912923	12.46%	0
2011	19.259724	17.707433	-8.06%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.828388	14.253461	11.11%	3,276
2011	13.093678	12.828388	-2.03%	6,685
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.267104	10.453450	12.80%	0
2011	8.945347	9.267104	3.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.108599	10.212988	1.03%	3,646
2011	10.223781	10.108599	-1.13%	3,210

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.378023	13.276862	16.69%	4,102
2011	13.311660	11.378023	-14.53%	7,319
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.503798	9.702266	2.09%	0
2011	9.708807	9.503798	-2.11%	1,326
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.859194	12.594887	6.20%	0
2011	12.280472	11.859194	-3.43%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.071878	15.241229	8.31%	0
2011	14.875456	14.071878	-5.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.078659	14.258429	18.05%	0
2011	13.523746	12.078659	-10.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.370602	21.684985	18.04%	0
2011	20.576189	18.370602	-10.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.131287	1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.401323	15.251341	13.80%	3,105
2011	13.773502	13.401323	-2.70%	6,447
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.604010	21.364819	14.84%	0
2011	19.525898	18.604010	-4.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.000548	11.353169	3.21%	1,876
2011	11.157851	11.000548	-1.41%	2,994
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.125813	12.936165	16.27%	0
2011	11.953711	11.125813	-6.93%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.944606	14.212168	18.98%	0
2011	14.732968	11.944606	-18.93%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.147428	13.542010	11.48%	0
2011	15.149799	12.147428	-19.82%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.761813	11.468456	6.57%	1,928
2011	10.460476	10.761813	2.88%	1,801
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.388594	22.304789	15.04%	0
2011	18.584654	19.388594	4.33%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.663222	-3.37%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.568141	-4.32%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.418534	15.179233	5.28%	0
2011	15.484207	14.418534	-6.88%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.550302	15.496892	14.37%	0
2011	13.094985	13.550302	3.48%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.758889	21.677809	15.56%	0
2011	21.043653	18.758889	-10.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.075212	0.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.866747	13.477754	4.75%	0
2011	11.802690	12.866747	9.02%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.478027	15.047817	11.65%	0
2011	13.432074	13.478027	0.34%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.997296	14.735474	13.37%	0
2011	13.436344	12.997296	-3.27%	193
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.214633	21.693312	12.90%	51
2011	19.586030	19.214633	-1.90%	58
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.856527	15.607855	12.64%	0
2011	13.977313	13.856527	-0.86%	313
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.993277	16.107778	7.43%	0
2011	14.133774	14.993277	6.08%	260
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.610180	12.444353	17.29%	0
2011	12.655486	10.610180	-16.16%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.391449	13.299092	7.32%	0
2011	13.442572	12.391449	-7.82%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.650843	12.438267	6.76%	0
2011	11.709583	11.650843	-0.50%	346

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.301985	12.301440	8.84%	0
2011	11.634940	11.301985	-2.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.278658	12.439711	10.29%	0
2011	11.706672	11.278658	-3.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.988881	12.346393	12.35%	0
2011	11.592302	10.988881	-5.21%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.787521	15.107258	2.16%	0
2011	15.989669	14.787521	-7.52%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.657334	15.594079	14.18%	0
2011	13.908591	13.657334	-1.81%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.807175	15.407973	11.59%	0
2011	14.157816	13.807175	-2.48%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.371017	12.743413	3.01%	8,909
2011	11.847341	12.371017	4.42%	17,085
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.508216	24.035316	11.75%	0
2011	24.731617	21.508216	-13.03%	368
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.723743	17.289053	17.42%	0
2011	18.259335	14.723743	-19.36%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.939940	11.678732	17.49%	0
2011	12.334209	9.939940	-19.41%	375
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.976032	21.040925	23.94%	0
2011	19.130689	16.976032	-11.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.126373	12.226344	9.89%	0
2011	11.139588	11.126373	-0.12%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.336784	16.749669	9.21%	0
2011	14.831381	15.336784	3.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.216436	22.191355	15.48%	1,283
2011	20.467817	19.216436	-6.11%	3,172
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.462945	15.963907	10.38%	0
2011	17.620128	14.462945	-17.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.219849	18.706324	15.33%	0
2011	18.605312	16.219849	-12.82%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.756189	13.566480	15.40%	0
2011	13.491849	11.756189	-12.86%	220
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.005298	16.841292	12.24%	0
2011	15.509993	15.005298	-3.25%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.143400	1.43%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.881931	9.879840	11.24%	0
2011	10.293896	8.881931	-13.72%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.569510	-4.30%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.881198	-1.19%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.663340	-3.37%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.731073	7.31%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.989704	-0.10%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.377492	17.006117	10.59%	0
2011	15.552102	15.377492	-1.12%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.167280	19.532986	20.82%	0
2011	17.808797	16.167280	-9.22%	598
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.881473	-1.19%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.904638	27.494918	10.40%	0
2011	37.731406	24.904638	-33.99%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.705420	15.599246	13.82%	0
2011	13.997110	13.705420	-2.08%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.148427	1.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.407826	17.416548	13.04%	4,531
2011	15.868026	15.407826	-2.90%	11,343
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	416
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.009608	9.999463	10.99%	0
2011*	10.000000	9.009608	-9.90%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.358640	14.912983	11.64%	0
2011	13.627181	13.358640	-1.97%	328

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.539637	10.767889	12.88%	12,612
2011	9.688680	9.539637	-1.54%	56,449
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.681302	10.936450	2.39%	12,157
2011	10.356028	10.681302	3.14%	50,530
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.449129	11.252912	19.09%	0
2011	10.680333	9.449129	-11.53%	144
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.788420	10.064440	14.52%	0
2011	9.451825	8.788420	-7.02%	315
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.737544	8.835394	14.19%	15,870
2011	8.112854	7.737544	-4.63%	71,286
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.406410	17.215671	11.74%	0
2011	15.211657	15.406410	1.28%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.579155	14.074991	11.89%	0
2011	12.421391	12.579155	1.27%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.755304	15.855651	15.27%	104
2011	14.468988	13.755304	-4.93%	247
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.337996	8.362865	13.97%	0
2011	8.514414	7.337996	-13.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.848570	9.613812	8.65%	6,569
2011	9.376582	8.848570	-5.63%	14,715
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.520408	10.313805	8.33%	36,815
2011	9.892056	9.520408	-3.76%	66,039

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.932272	9.901625	10.85%	9,955
2011	9.483120	8.932272	-5.81%	9,955
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.226565	10.723441	4.86%	0
2011	10.336939	10.226565	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.230927	10.118089	9.61%	0
2011	9.688277	9.230927	-4.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.782581	10.500768	7.34%	0
2011	10.054916	9.782581	-2.71%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.162036	11.702639	4.84%	7,441
2011	10.769716	11.162036	3.64%	14,458
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	208
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.360942	30.082523	14.12%	0
2011	34.911183	26.360942	-24.49%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.906769	18.141044	14.05%	0
2011	21.064719	15.906769	-24.49%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.014948	12.078110	0.53%	7,868
2011	11.482739	12.014948	4.63%	14,924
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	203
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.061426	17.028058	13.06%	0
2011	16.070800	15.061426	-6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.070926	12.879669	6.70%	5,551
2011	12.264902	12.070926	-1.58%	5,842
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.810399	12.116591	2.59%	0
2011	11.761574	11.810399	0.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.696431	14.804597	8.09%	7,756
2011	14.045357	13.696431	-2.48%	18,626
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.613576	16.216236	10.97%	3,799
2011	15.305353	14.613576	-4.52%	4,128
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.912340	13.607902	5.39%	3,924
2011	12.968407	12.912340	-0.43%	15,085
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.913148	14.916545	15.51%	0
2011	13.575509	12.913148	-4.88%	749
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.091840	21.877072	14.59%	0
2011	20.081365	19.091840	-4.93%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.330477	9.101263	-2.46%	3,657
2011	9.564155	9.330477	-2.44%	7,924
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.734088	13.942977	9.49%	0
2011	12.366951	12.734088	2.97%	2,601
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.828271	8.821203	12.68%	5,421
2011	8.879061	7.828271	-11.83%	11,849

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.600435	13.244704	14.17%	0
2011	14.226616	11.600435	-18.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.263270	9.426327	14.08%	0
2011	10.132265	8.263270	-18.45%	738
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.386027	9.500417	13.29%	2,740
2011	8.883372	8.386027	-5.60%	6,444
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.819674	8.969491	14.70%	0
2011	8.535760	7.819674	-8.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.765824	9.802758	11.83%	2,757
2011	9.404150	8.765824	-6.79%	7,618
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.407443	10.676407	13.49%	3,540
2011	9.872439	9.407443	-4.71%	8,100
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.971963	14.310125	10.32%	0
2011	13.412632	12.971963	-3.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.109016	21.251152	17.35%	0
2011	19.633679	18.109016	-7.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.627098	19.812405	12.40%	0
2011	19.182155	17.627098	-8.11%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.770164	14.181484	11.05%	3,892
2011	13.040921	12.770164	-2.08%	9,272
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.249663	10.428437	12.74%	0
2011	8.933092	9.249663	3.54%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.089646	10.188609	0.98%	0
2011	10.209834	10.089646	-1.18%	1,603

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.362488	13.251925	16.63%	3,747
2011	13.300288	11.362488	-14.57%	7,972
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.460660	9.653269	2.04%	6,913
2011	9.669694	9.460660	-2.16%	13,402
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.805386	12.531297	6.15%	0
2011	12.231000	11.805386	-3.48%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.009524	15.165902	8.25%	0
2011	14.817127	14.009524	-5.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.031325	14.195261	17.99%	0
2011	13.477647	12.031325	-10.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.287258	21.575524	17.98%	0
2011	20.493329	18.287258	-10.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.130354	1.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.340525	15.174360	13.75%	3,569
2011	13.718026	13.340525	-2.75%	8,928
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.519597	21.256961	14.78%	0
2011	19.447255	18.519597	-4.77%	263
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.985525	11.331841	3.15%	2,396
2011	11.148319	10.985525	-1.46%	4,656
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.926600	10.602684	6.81%	0
2011*	10.000000	9.926600	-0.73%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.076524	12.872244	16.21%	0
2011	11.906838	11.076524	-6.97%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.891687	14.141941	18.92%	0
2011	14.675213	11.891687	-18.97%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.093623	13.475107	11.42%	0
2011	15.090407	12.093623	-19.86%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.714135	11.411780	6.51%	0
2011	10.419454	10.714135	2.83%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.299357	22.190731	14.98%	0
2011	18.508573	19.299357	4.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.659912	-3.40%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.564874	-4.35%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.365998	15.116155	5.22%	0
2011	15.435678	14.365998	-6.93%	131

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.488804	15.418638	14.31%	0
2011	13.042218	13.488804	3.42%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.673764	21.568341	15.50%	0
2011	20.958881	18.673764	-10.90%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.071761	0.72%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.807549	13.408846	4.69%	0
2011	11.754386	12.807549	8.96%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.416864	14.971840	11.59%	0
2011	13.377954	13.416864	0.29%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.952956	14.677656	13.32%	0
2011	13.397363	12.952956	-3.32%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.039719	12.907941	7.21%	0
2011	12.814249	12.039719	-6.04%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.127417	21.583752	12.84%	0
2011	19.507113	19.127417	-1.95%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.793651	15.529047	12.58%	0
2011	13.921012	13.793651	-0.91%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.925244	16.026437	7.38%	0
2011	14.076841	14.925244	6.03%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.562022	12.381519	17.23%	0
2011	12.604493	10.562022	-16.20%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.335218	13.231944	7.27%	0
2011	13.388425	12.335218	-7.87%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.597991	12.375475	6.70%	0
2011	11.662428	11.597991	-0.55%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.263455	12.253193	8.79%	0
2011	11.601197	11.263455	-2.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.240172	12.390893	10.24%	0
2011	11.672702	11.240172	-3.71%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.951401	12.297963	12.30%	0
2011	11.558661	10.951401	-5.25%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.737071	15.047983	2.11%	0
2011	15.943269	14.737071	-7.57%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.595344	15.515337	14.12%	0
2011	13.852541	13.595344	-1.86%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.744491	15.330140	11.54%	0
2011	14.100764	13.744491	-2.53%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.314867	12.679058	2.96%	0
2011	11.799598	12.314867	4.37%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.410647	23.913984	11.69%	0
2011	24.632020	21.410647	-13.08%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.656884	17.201717	17.36%	0
2011	18.185744	14.656884	-19.40%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.900941	11.626928	17.43%	0
2011	12.292120	9.900941	-19.45%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.898909	20.934592	23.88%	0
2011	19.053535	16.898909	-11.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.094086	12.184620	9.83%	0
2011	11.112954	11.094086	-0.17%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.267189	16.665089	9.16%	0
2011	14.771633	15.267189	3.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.129175	22.079249	15.42%	0
2011	20.385305	19.129175	-6.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.577245	9.644519	12.44%	0
2011	8.934515	8.577245	-4.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.413607	15.901259	10.32%	0
2011	17.569025	14.413607	-17.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.146180	18.611795	15.27%	0
2011	18.530298	16.146180	-12.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.710111	13.506361	15.34%	0
2011	13.445857	11.710111	-12.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.954104	16.775210	12.18%	0
2011	15.464995	14.954104	-3.30%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.139934	1.40%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.876632	9.868868	11.18%	0
2011	10.293028	8.876632	-13.76%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.885169	13.013691	19.55%	0
2011	11.266329	10.885169	-3.38%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.566186	-4.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.877819	-1.22%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.659978	-3.40%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.279287	13.105433	16.19%	0
2011	12.466316	11.279287	-9.52%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.727408	7.27%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.986286	-0.14%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.307733	16.920278	10.53%	0
2011	15.489489	15.307733	-1.17%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.093866	19.434305	20.76%	0
2011	17.737010	16.093866	-9.26%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.878053	-1.22%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.791605	27.356065	10.34%	0
2011	37.579416	24.791605	-34.03%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.643193	15.520442	13.76%	0
2011	13.940690	13.643193	-2.13%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.144957	1.45%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.337860	17.328545	12.98%	0
2011	15.804055	15.337860	-2.95%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.212065	11.542372	13.03%	0
2011	10.662943	10.212065	-4.23%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.006537	9.990921	10.93%	0
2011*	10.000000	9.006537	-9.93%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.340409	14.884970	11.58%	0
2011	13.615544	13.340409	-2.02%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.511961	10.731138	12.82%	38,004
2011	9.665526	9.511961	-1.59%	29,679
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.650364	10.899178	2.34%	14,105
2011	10.331310	10.650364	3.09%	13,823
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.421701	11.214478	19.03%	0
2011	10.654789	9.421701	-11.57%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.762893	10.030063	14.46%	0
2011	9.429200	8.762893	-7.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.719034	8.809726	14.13%	18,405
2011	8.097596	7.719034	-4.67%	19,638
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.336495	17.128748	11.69%	0
2011	15.150377	15.336495	1.23%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.536280	14.019816	11.83%	0
2011	12.385393	12.536280	1.22%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.692860	15.775562	15.21%	0
2011	14.410687	13.692860	-4.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.324197	8.342841	13.91%	0
2011	8.502760	7.324197	-13.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.831945	9.590812	8.59%	0
2011	9.363752	8.831945	-5.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.126519	9.202721	13.24%	0
2011	8.902370	8.126519	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.502523	10.289133	8.28%	25,855
2011	9.878523	9.502523	-3.81%	25,855

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.915500	9.877955	10.80%	0
2011	9.470157	8.915500	-5.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.207364	10.697805	4.80%	65
2011	10.322807	10.207364	-1.12%	65
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.213622	10.093929	9.55%	5,987
2011	9.675057	9.213622	-4.77%	5,066
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.590871	9.597286	11.71%	0
2011	9.242498	8.590871	-7.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.764236	10.475689	7.29%	0
2011	10.041190	9.764236	-2.76%	75,580
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.141081	11.674675	4.79%	59
2011	10.754996	11.141081	3.59%	59
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.080918	12.616537	4.43%	0
2011	11.683262	12.080918	3.40%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.241326	29.930630	14.06%	0
2011	34.770569	26.241326	-24.53%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.844412	18.060634	13.99%	0
2011	20.992905	15.844412	-24.52%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.960441	12.017135	0.47%	131
2011	11.436494	11.960441	4.58%	131
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.608646	7.424130	12.34%	0
2011	7.530917	6.608646	-12.25%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.116882	8.202236	15.25%	0
2011	8.375321	7.116882	-15.03%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.993060	16.942064	13.00%	0
2011	16.006045	14.993060	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.054444	12.855477	6.65%	0
2011	12.254428	12.054444	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.661231	13.856133	9.44%	0
2011	13.107855	12.661231	-3.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.756798	12.055398	2.54%	0
2011	11.714186	11.756798	0.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.634269	14.729835	8.04%	3,047
2011	13.988764	13.634269	-2.53%	3,815
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.547240	16.134332	10.91%	0
2011	15.243674	14.547240	-4.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.853743	13.539173	5.33%	5,277
2011	12.916159	12.853743	-0.48%	6,636
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.895523	14.888534	15.46%	0
2011	13.563910	12.895523	-4.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.005213	21.766621	14.53%	0
2011	20.000475	19.005213	-4.98%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.287938	9.055116	-2.51%	0
2011	9.525417	9.287938	-2.49%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.676358	13.872647	9.44%	0
2011	12.317183	12.676358	2.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.813553	8.800096	12.63%	0
2011	8.866906	7.813553	-11.88%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.549018	13.179210	14.12%	0
2011	14.170809	11.549018	-18.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.230890	9.384578	14.02%	0
2011	10.097734	8.230890	-18.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.370289	9.477717	13.23%	0
2011	8.871228	8.370289	-5.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.804974	8.948032	14.65%	0
2011	8.524077	7.804974	-8.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.749358	9.779309	11.77%	0
2011	9.391284	8.749358	-6.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.389800	10.650900	13.43%	0
2011	9.858964	9.389800	-4.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.913076	14.237843	10.26%	0
2011	13.358576	12.913076	-3.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.026866	21.143882	17.29%	0
2011	19.554618	18.026866	-7.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.547095	19.712347	12.34%	0
2011	19.104866	17.547095	-8.15%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.712220	14.109883	10.99%	126
2011	12.988392	12.712220	-2.13%	126
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.232286	10.403485	12.69%	0
2011	8.920861	9.232286	3.49%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.070717	10.164262	0.93%	0
2011	10.195882	10.070717	-1.23%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.346978	13.227042	16.57%	0
2011	13.288936	11.346978	-14.61%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.417722	9.604522	1.98%	0
2011	9.630730	9.417722	-2.21%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.751800	12.468015	6.09%	0
2011	12.181711	11.751800	-3.53%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.947407	15.090904	8.20%	0
2011	14.758983	13.947407	-5.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.984192	14.132392	17.93%	0
2011	13.431716	11.984192	-10.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.204229	21.466538	17.92%	0
2011	20.410726	18.204229	-10.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.129417	1.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.279956	15.097719	13.69%	0
2011	13.662735	13.279956	-2.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.435543	21.149611	14.72%	0
2011	19.368899	18.435543	-4.82%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.538238	5.38%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.154969	12.470341	2.59%	0
2011	11.498066	12.154969	5.71%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.970530	11.310560	3.10%	0
2011	11.138787	10.970530	-1.51%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.923217	10.593616	6.76%	0
2011*	10.000000	9.923217	-0.77%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.027437	12.808623	16.15%	0
2011	11.860138	11.027437	-7.02%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.838944	14.071978	18.86%	0
2011	14.617609	11.838944	-19.01%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.040021	13.408489	11.37%	0
2011	15.031229	12.040021	-19.90%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.257643	14.378070	27.72%	0
2011	10.459392	11.257643	7.63%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.666644	11.355360	6.46%	62
2011	10.378571	10.666644	2.78%	63
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.210614	22.077337	14.92%	0
2011	18.432890	19.210614	4.22%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.656588	-3.43%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.561603	-4.38%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.313615	15.053297	5.17%	0
2011	15.387274	14.313615	-6.98%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.427566	15.340752	14.25%	0
2011	12.989651	13.427566	3.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.588944	21.459344	15.44%	0
2011	20.874369	18.588944	-10.95%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.068317	0.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.748550	13.340205	4.64%	0
2011	11.706243	12.748550	8.90%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.355935	14.896182	11.53%	0
2011	13.324023	13.355935	0.24%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.908774	14.620076	13.26%	0
2011	13.358495	12.908774	-3.37%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.023275	12.883684	7.16%	0
2011	12.803302	12.023275	-6.09%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.040545	21.474692	12.78%	36
2011	19.428449	19.040545	-2.00%	41
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.731020	15.450609	12.52%	0
2011	13.864896	13.731020	-0.97%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.514023	12.318910	17.17%	0
2011	12.553652	10.514023	-16.25%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.279185	13.165069	7.21%	0
2011	13.334420	12.279185	-7.91%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.545282	12.312904	6.65%	0
2011	11.615366	11.545282	-0.60%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.225020	12.205107	8.73%	0
2011	11.567530	11.225020	-2.96%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.201851	12.342309	10.18%	831
2011	11.638850	11.201851	-3.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.533599	15.436922	14.06%	0
2011	13.796680	13.533599	-1.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.682083	15.252692	11.48%	0
2011	14.043914	13.682083	-2.58%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.258973	12.615011	2.90%	244
2011	11.752048	12.258973	4.31%	209
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.313396	23.793129	11.63%	0
2011	24.532712	21.313396	-13.12%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.590302	17.114762	17.30%	0
2011	18.112411	14.590302	-19.45%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.862121	11.575396	17.37%	0
2011	12.250198	9.862121	-19.49%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.822153	20.828793	23.82%	0
2011	18.976719	16.822153	-11.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.061898	12.143009	9.77%	0
2011	11.086382	11.061898	-0.22%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.197831	16.580866	9.10%	0
2011	14.712054	15.197831	3.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.042266	21.967646	15.36%	57
2011	20.303088	19.042266	-6.21%	63
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.561124	9.621442	12.39%	0
2011	8.922286	8.561124	-4.05%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.364446	15.838882	10.26%	0
2011	17.518061	14.364446	-18.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.072854	18.517751	15.21%	0
2011	18.455595	16.072854	-12.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.664162	13.446456	15.28%	0
2011	13.399958	11.664162	-12.95%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.903090	16.709392	12.12%	0
2011	15.420113	14.903090	-3.35%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.136466	1.36%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.871331	9.857902	11.12%	0
2011	10.292162	8.871331	-13.80%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.878675	12.999241	19.49%	0
2011	11.265383	10.878675	-3.43%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.562855	-4.37%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.874439	-1.26%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.656623	-3.43%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.263878	13.080810	16.13%	0
2011	12.455671	11.263878	-9.57%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.723743	7.24%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.982879	-0.17%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.238158	16.834714	10.48%	0
2011	15.426977	15.238158	-1.22%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.020816	19.336156	20.69%	0
2011	17.665535	16.020816	-9.31%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.874613	-1.25%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.678978	27.217783	10.29%	0
2011	37.427896	24.678978	-34.06%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.581235	15.442024	13.70%	0
2011	13.884487	13.581235	-2.18%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.268221	17.241002	12.92%	178
2011	15.740351	15.268221	-3.00%	191
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.203372	11.526613	12.97%	0
2011	10.659314	10.203372	-4.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.003473	9.982389	10.87%	0
2011*	10.000000	9.003473	-9.97%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.322188	14.857003	11.52%	0
2011	13.603911	13.322188	-2.07%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.484316	10.694457	12.76%	576
2011	9.642376	9.484316	-1.64%	388
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.619417	10.861918	2.28%	555
2011	10.306571	10.619417	3.04%	344
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.394355	11.176181	18.97%	0
2011	10.629301	9.394355	-11.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.737424	9.995760	14.40%	0
2011	9.406610	8.737424	-7.11%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.700587	8.784156	14.07%	724
2011	8.082379	7.700587	-4.72%	489
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.266869	17.042224	11.63%	0
2011	15.089297	15.266869	1.18%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.493484	13.964770	11.78%	0
2011	12.349432	12.493484	1.17%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.630653	15.695825	15.15%	100
2011	14.352557	13.630653	-5.03%	107
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.310415	8.322867	13.85%	0
2011	8.491116	7.310415	-13.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.815334	9.567855	8.54%	325
2011	9.350943	8.815334	-5.73%	329
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.484681	10.264545	8.22%	0
2011	9.865025	9.484681	-3.86%	1,532

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.898775	9.854361	10.74%	0
2011	9.457221	8.898775	-5.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.188217	10.672242	4.75%	0
2011	10.308704	10.188217	-1.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.196320	10.069798	9.50%	618
2011	9.661834	9.196320	-4.82%	618
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.574731	9.574326	11.66%	0
2011	9.229854	8.574731	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.745905	10.450646	7.23%	0
2011	10.027472	9.745905	-2.81%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.120167	11.646760	4.74%	0
2011	10.740293	11.120167	3.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.122124	29.779342	14.00%	0
2011	34.630382	26.122124	-24.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.782293	17.980583	13.93%	0
2011	20.921315	15.782293	-24.56%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.906138	11.956428	0.42%	257
2011	11.390386	11.906138	4.53%	214
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.596234	7.406374	12.28%	0
2011	7.520638	6.596234	-12.29%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.096218	8.174218	15.19%	0
2011	8.355280	7.096218	-15.07%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.924933	16.856410	12.94%	0
2011	15.941481	14.924933	-6.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.037977	12.831316	6.59%	0
2011	12.243948	12.037977	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.643935	13.830086	9.38%	0
2011	13.096652	12.643935	-3.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.703416	11.994497	2.49%	0
2011	11.666968	11.703416	0.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.572366	14.655419	7.98%	0
2011	13.932384	13.572366	-2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.481183	16.052812	10.85%	0
2011	15.182222	14.481183	-4.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.795373	13.470774	5.28%	4,220
2011	12.864085	12.795373	-0.53%	4,220
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.877914	14.860568	15.40%	0
2011	13.552335	12.877914	-4.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.918860	21.656579	14.47%	0
2011	19.919798	18.918860	-5.02%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.245579	9.009187	-2.56%	0
2011	9.486829	9.245579	-2.54%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.618776	13.802520	9.38%	0
2011	12.267503	12.618776	2.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.798884	8.779059	12.57%	497
2011	8.854791	7.798884	-11.92%	490

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.497776	13.113998	14.06%	0
2011	14.115179	11.497776	-18.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.198586	9.342946	13.96%	0
2011	10.063270	8.198586	-18.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.354559	9.455041	13.17%	160
2011	8.859090	8.354559	-5.70%	169
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.790317	8.926637	14.59%	0
2011	8.512429	7.790317	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.732915	9.755918	11.71%	197
2011	9.378430	8.732915	-6.88%	210
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.372148	10.625415	13.37%	262
2011	9.845472	9.372148	-4.81%	274
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.854435	14.165904	10.20%	0
2011	13.304735	12.854435	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.944994	21.037040	17.23%	0
2011	19.475784	17.944994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.467384	19.612714	12.28%	0
2011	19.027826	17.467384	-8.20%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.654456	14.038553	10.94%	221
2011	12.935991	12.654456	-2.18%	232
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.051801	10.139962	0.88%	0
2011	10.181934	10.051801	-1.28%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.331470	13.202184	16.51%	343
2011	13.277584	11.331470	-14.66%	337
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.374979	9.556012	1.93%	0
2011	9.591920	9.374979	-2.26%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.698407	12.404995	6.04%	0
2011	12.132589	11.698407	-3.58%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.885531	15.016226	8.14%	0
2011	14.701022	13.885531	-5.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.937196	14.069724	17.86%	0
2011	13.385913	11.937196	-10.82%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.121544	21.358041	17.86%	0
2011	20.328432	18.121544	-10.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.128482	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.219623	15.021393	13.63%	228
2011	13.607633	13.219623	-2.85%	247
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.351799	21.042720	14.66%	0
2011	19.290778	18.351799	-4.87%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.138362	12.446898	2.54%	0
2011	11.488230	12.138362	5.66%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.955543	11.289295	3.05%	137
2011	11.129257	10.955543	-1.56%	117
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.978496	12.745217	16.09%	0
2011	11.813552	10.978496	-7.07%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.786422	14.002354	18.80%	0
2011	14.560233	11.786422	-19.05%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.986581	13.342120	11.31%	0
2011	14.972189	11.986581	-19.94%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.248058	14.358445	27.65%	0
2011	10.455834	11.248058	7.58%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.619357	11.299207	6.40%	0
2011	10.337855	10.619357	2.72%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.122170	21.964405	14.86%	0
2011	18.357409	19.122170	4.17%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.653276	-3.47%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.558322	-4.42%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.261374	14.990650	5.11%	0
2011	15.338966	14.261374	-7.03%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.366518	15.263152	14.19%	0
2011	12.937218	13.366518	3.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.504473	21.350842	15.38%	0
2011	20.790175	18.504473	-10.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.064877	0.65%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.689829	13.271943	4.59%	23
2011	11.658277	12.689829	8.85%	1,105
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.295235	14.820851	11.47%	0
2011	13.270258	13.295235	0.19%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.864704	14.562676	13.20%	0
2011	13.319708	12.864704	-3.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.006835	12.859464	7.10%	0
2011	12.792360	12.006835	-6.14%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	18.954027	21.366115	12.73%	0
2011	19.350089	18.954027	-2.05%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.668613	15.372466	12.47%	0
2011	13.808945	13.668613	-1.02%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.789993	15.864885	7.27%	0
2011	13.963553	14.789993	5.92%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.466215	12.256585	17.11%	0
2011	12.502978	10.466215	-16.29%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.223413	13.098534	7.16%	0
2011	13.280658	12.223413	-7.96%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.492795	12.250619	6.59%	0
2011	11.568470	11.492795	-0.65%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.186690	12.157188	8.68%	0
2011	11.533937	11.186690	-3.01%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.163573	12.293804	10.12%	0
2011	11.605026	11.163573	-3.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.876743	12.201574	12.18%	0
2011	11.491638	10.876743	-5.35%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.636612	14.930038	2.00%	0
2011	15.850812	14.636612	-7.66%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.472027	15.358794	14.01%	0
2011	13.740960	13.472027	-1.96%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.619905	15.175568	11.42%	0
2011	13.987258	13.619905	-2.63%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.203278	12.551260	2.85%	25
2011	11.704638	12.203278	4.26%	1,144
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.216573	23.672861	11.58%	0
2011	24.433783	21.216573	-13.17%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.524006	17.028241	17.24%	0
2011	18.039374	14.524006	-19.49%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.823416	11.524043	17.31%	0
2011	12.208392	9.823416	-19.54%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.745703	20.723478	23.75%	0
2011	18.900152	16.745703	-11.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.029792	12.101537	9.72%	0
2011	11.059863	11.029792	-0.27%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.128773	16.497029	9.04%	0
2011	14.652709	15.128773	3.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	18.955753	21.856586	15.30%	0
2011	20.221199	18.955753	-6.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.545024	9.598404	12.33%	0
2011	8.910079	8.545024	-4.10%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.315394	15.776674	10.21%	0
2011	17.467198	14.315394	-18.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.999830	18.424145	15.15%	0
2011	18.381177	15.999830	-12.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.618401	13.386808	15.22%	5
2011	13.354242	11.618401	-13.00%	257
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.852243	16.643817	12.06%	0
2011	15.375374	14.852243	-3.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.132999	1.33%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.866046	9.846972	11.06%	0
2011	10.291293	8.866046	-13.85%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.872183	12.984803	19.43%	0
2011	11.264437	10.872183	-3.48%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.559538	-4.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.871071	-1.29%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.653258	-3.47%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.248492	13.056230	16.07%	0
2011	12.445025	11.248492	-9.61%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.720073	7.20%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.979457	-0.21%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.168970	16.749665	10.42%	0
2011	15.364795	15.168970	-1.27%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	15.947973	19.238347	20.63%	0
2011	17.594225	15.947973	-9.36%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.871180	-1.29%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.566913	27.080251	10.23%	0
2011	37.277050	24.566913	-34.10%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.519520	15.363950	13.64%	0
2011	13.828473	13.519520	-2.23%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.198871	17.153877	12.86%	0
2011	15.676882	15.198871	-3.05%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.194682	11.510882	12.91%	0
2011	10.655694	10.194682	-4.33%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.000411	9.973856	10.82%	0
2011*	10.000000	9.000411	-10.00%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.303976	14.829072	11.46%	0
2011	13.592286	13.303976	-2.12%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.456812	10.657965	12.70%	0
2011	9.619337	9.456812	-1.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.588585	10.824807	2.23%	0
2011	10.281906	10.588585	2.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.367067	11.137993	18.91%	0
2011	10.603869	9.367067	-11.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.712083	9.961644	14.34%	0
2011	9.384127	8.712083	-7.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.682165	8.758641	14.01%	12
2011	8.067167	7.682165	-4.77%	680
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.197574	16.956139	11.57%	0
2011	15.028500	15.197574	1.13%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.450852	13.909966	11.72%	0
2011	12.313589	12.450852	1.11%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.568708	15.616456	15.09%	0
2011	14.294655	13.568708	-5.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.296682	8.302960	13.79%	0
2011	8.479501	7.296682	-13.95%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.798795	9.544982	8.48%	0
2011	9.338170	8.798795	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.096028	9.158772	13.13%	0
2011	8.878058	8.096028	-8.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.466861	10.239996	8.17%	1,319
2011	9.851534	9.466861	-3.90%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.882021	9.830754	10.68%	0
2011	9.444268	8.882021	-5.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.169066	10.646718	4.70%	1,271
2011	10.294614	10.169066	-1.22%	1,380
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.179039	10.045704	9.44%	10,642
2011	9.648622	9.179039	-4.87%	12,578
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.558601	9.551402	11.60%	0
2011	9.217214	8.558601	-7.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.727582	10.425646	7.18%	13,827
2011	10.013747	9.727582	-2.86%	14,292
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.099266	11.618896	4.68%	0
2011	10.725597	11.099266	3.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.035605	12.556286	4.33%	0
2011	11.651356	12.035605	3.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.003467	29.628823	13.94%	0
2011	34.490757	26.003467	-24.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.720358	17.900819	13.87%	0
2011	20.849901	15.720358	-24.60%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.852032	11.895963	0.37%	0
2011	11.344430	11.852032	4.47%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.583830	7.388653	12.22%	6
2011	7.510337	6.583830	-12.34%	306
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.075612	8.146296	15.13%	5
2011	8.335292	7.075612	-15.11%	279

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.857114	16.771181	12.88%	0
2011	15.877168	14.857114	-6.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.021522	12.807188	6.54%	0
2011	12.233475	12.021522	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.626664	13.804092	9.32%	0
2011	13.085470	12.626664	-3.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.650234	11.933852	2.43%	0
2011	11.619881	11.650234	0.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.510682	14.581305	7.92%	11,912
2011	13.876159	13.510682	-2.63%	12,165
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.415365	15.971638	10.80%	0
2011	15.120964	14.415365	-4.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.737218	13.402655	5.22%	0
2011	12.812179	12.737218	-0.59%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.860314	14.832631	15.34%	0
2011	13.540749	12.860314	-5.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.832877	21.547076	14.41%	0
2011	19.839428	18.832877	-5.07%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.203380	8.963449	-2.61%	18
2011	9.448369	9.203380	-2.59%	802
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.561438	13.732727	9.32%	0
2011	12.218009	12.561438	2.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.784223	8.758056	12.51%	0
2011	8.842687	7.784223	-11.97%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.446716	13.049055	14.00%	0
2011	14.059710	11.446716	-18.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.166409	9.301479	13.90%	7
2011	10.028915	8.166409	-18.57%	365
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.338849	9.432408	13.11%	13
2011	8.846962	8.338849	-5.74%	738
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.775680	8.905282	14.53%	0
2011	8.500779	7.775680	-8.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.716502	9.732578	11.66%	21
2011	9.365612	8.716502	-6.93%	1,223
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.354535	10.599994	13.31%	0
2011	9.832003	9.354535	-4.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.795997	14.094256	10.15%	0
2011	13.251036	12.795997	-3.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.863400	20.930630	17.17%	0
2011	19.397167	17.863400	-7.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.388005	19.513550	12.22%	3
2011	18.951066	17.388005	-8.25%	189
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.596966	13.967595	10.88%	24
2011	12.883817	12.596966	-2.23%	1,355
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.197581	10.353733	12.57%	0
2011	8.896433	9.197581	3.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.032936	10.115717	0.83%	10
2011	10.168035	10.032936	-1.33%	461

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.315984	13.177348	16.45%	0
2011	13.266228	11.315984	-14.70%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.332363	9.507680	1.88%	15
2011	9.553200	9.332363	-2.31%	695
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.645269	12.342295	5.99%	0
2011	12.083659	11.645269	-3.63%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.823909	14.941889	8.09%	0
2011	14.643282	13.823909	-5.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.890319	14.007267	17.80%	0
2011	13.340180	11.890319	-10.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.039237	21.250108	17.80%	0
2011	20.246476	18.039237	-10.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.127545	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.159590	14.945495	13.57%	0
2011	13.552772	13.159590	-2.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.268420	20.936347	14.60%	0
2011	19.212979	18.268420	-4.92%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.531031	5.31%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.121758	12.423485	2.49%	0
2011	11.478392	12.121758	5.61%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.940559	11.268065	2.99%	0
2011	11.119730	10.940559	-1.61%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.916475	10.575532	6.65%	0
2011*	10.000000	9.916475	-0.84%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.929761	12.682113	16.03%	0
2011	11.767147	10.929761	-7.12%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.734106	13.933044	18.74%	0
2011	14.503041	11.734106	-19.09%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.933396	13.276087	11.25%	0
2011	14.913404	11.933396	-19.98%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.238479	14.338834	27.59%	0
2011	10.452276	11.238479	7.52%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.572210	11.243256	6.35%	0
2011	10.297221	10.572210	2.67%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.034120	21.852038	14.80%	0
2011	18.282239	19.034120	4.11%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.649953	-3.50%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.555058	-4.45%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.209306	14.928234	5.06%	0
2011	15.290795	14.209306	-7.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.305725	15.185908	14.13%	0
2011	12.884981	13.305725	3.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.420348	21.242841	15.32%	0
2011	20.706273	18.420348	-11.04%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.061434	0.61%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.631353	13.203983	4.53%	0
2011	11.610498	12.631353	8.79%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.234802	14.745899	11.42%	0
2011	13.216712	13.234802	0.14%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.820711	14.505402	13.14%	459
2011	13.280973	12.820711	-3.47%	481
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.990408	12.835256	7.05%	0
2011	12.781404	11.990408	-6.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	18.867857	21.258030	12.67%	0
2011	19.271990	18.867857	-2.10%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.606477	15.294706	12.41%	0
2011	13.753230	13.606477	-1.07%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.722741	15.784628	7.21%	622
2011	13.907186	14.722741	5.86%	652
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.418634	12.194586	17.05%	0
2011	12.452523	10.418634	-16.33%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.167821	13.032247	7.10%	0
2011	13.227041	12.167821	-8.01%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.440578	12.188686	6.54%	0
2011	11.521821	11.440578	-0.71%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.148506	12.109442	8.62%	0
2011	11.500466	11.148506	-3.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.125502	12.245570	10.07%	0
2011	11.571376	11.125502	-3.85%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.839580	12.153623	12.12%	0
2011	11.458247	10.839580	-5.40%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.586605	14.871371	1.95%	0
2011	15.804760	14.586605	-7.71%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.410812	15.281137	13.95%	0
2011	13.685529	13.410812	-2.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.557967	15.098785	11.36%	0
2011	13.930779	13.557967	-2.68%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.147818	12.487780	2.80%	0
2011	11.657420	12.147818	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.120119	23.553111	11.52%	319
2011	24.335175	21.120119	-13.21%	316
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.457970	16.942108	17.18%	0
2011	17.966567	14.457970	-19.53%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.784847	11.472890	17.25%	0
2011	12.166701	9.784847	-19.58%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.669589	20.618670	23.69%	0
2011	18.823895	16.669589	-11.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.997756	12.060183	9.66%	0
2011	11.033388	10.997756	-0.32%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.060011	16.413600	8.99%	0
2011	14.593573	15.060011	3.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	18.869568	21.746023	15.24%	0
2011	20.139584	18.869568	-6.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.528982	9.575462	12.27%	0
2011	8.897898	8.528982	-4.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.266490	15.714680	10.15%	0
2011	17.416461	14.266490	-18.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.927081	18.330936	15.09%	0
2011	18.306995	15.927081	-13.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.572804	13.327409	15.16%	0
2011	13.308661	11.572804	-13.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.801545	16.578475	12.01%	0
2011	15.330744	14.801545	-3.45%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.129532	1.30%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.860746	9.836016	11.01%	0
2011	10.290424	8.860746	-13.89%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.865709	12.970406	19.37%	0
2011	11.263489	10.865709	-3.53%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.556207	-4.44%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.867684	-1.32%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.649906	-3.50%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.233106	13.031665	16.01%	0
2011	12.434374	11.233106	-9.66%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.716407	7.16%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.976047	-0.24%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.100000	16.664924	10.36%	0
2011	15.302770	15.100000	-1.33%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	15.875501	19.141071	20.57%	386
2011	17.523245	15.875501	-9.40%	428
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.867743	-1.32%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.455200	26.943221	10.17%	0
2011	37.126604	24.455200	-34.13%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.458064	15.286243	13.58%	0
2011	13.772664	13.458064	-2.28%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.134558	1.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.129737	17.067052	12.80%	648
2011	15.613586	15.129737	-3.10%	691
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.185979	11.495138	12.85%	1,061
2011	10.652058	10.185979	-4.38%	1,027
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.997341	9.965336	10.76%	0
2011*	10.000000	8.997341	-10.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.285790	14.801183	11.41%	0
2011	13.580649	13.285790	-2.17%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.429319	10.621504	12.64%	0
2011	9.596280	9.429319	-1.74%	51,522
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.557831	10.787813	2.18%	0
2011	10.257288	10.557831	2.93%	45,776
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.339846	11.099915	18.84%	348
2011	10.578467	9.339846	-11.71%	358
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.686745	9.927570	14.28%	752
2011	9.361632	8.686745	-7.21%	784
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.663770	8.733162	13.95%	0
2011	8.051973	7.663770	-4.82%	64,931
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.128483	16.870363	11.51%	0
2011	14.967844	15.128483	1.07%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.408333	13.855328	11.66%	0
2011	12.277822	12.408333	1.06%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.507027	15.537474	15.03%	0
2011	14.236975	13.507027	-5.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.282953	8.283076	13.73%	0
2011	8.467882	7.282953	-13.99%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.782218	9.522109	8.42%	0
2011	9.325359	8.782218	-5.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.080806	9.136844	13.07%	0
2011	8.865909	8.080806	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.449060	10.215475	8.11%	0
2011	9.838045	9.449060	-3.95%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.865331	9.807221	10.62%	0
2011	9.431342	8.865331	-6.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.149962	10.621245	4.64%	0
2011	10.280530	10.149962	-1.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.161783	10.021658	9.39%	0
2011	9.635412	9.161783	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.542514	9.528537	11.54%	18,532
2011	9.204611	8.542514	-7.19%	18,532
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.709305	10.400688	7.12%	0
2011	10.000050	9.709305	-2.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.078408	11.591093	4.63%	0
2011	10.710927	11.078408	3.43%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.012972	12.526221	4.27%	591
2011	11.635401	12.012972	3.25%	515
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	25.885259	29.478964	13.88%	0
2011	34.351589	25.885259	-24.65%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.658645	17.821380	13.81%	0
2011	20.778718	15.658645	-24.64%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.798153	11.835799	0.32%	543
2011	11.298641	11.798153	4.42%	451
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.571446	7.370964	12.17%	516
2011	7.500056	6.571446	-12.38%	504
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.055027	8.118427	15.07%	0
2011	8.315307	7.055027	-15.16%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.789566	16.686340	12.83%	0
2011	15.813098	14.789566	-6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.005081	12.783089	6.48%	0
2011	12.223009	12.005081	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.609411	13.778148	9.27%	0
2011	13.074275	12.609411	-3.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.597274	11.873485	2.38%	0
2011	11.572997	11.597274	0.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.449250	14.507539	7.87%	0
2011	13.820146	13.449250	-2.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.349835	15.890853	10.74%	0
2011	15.059948	14.349835	-4.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.679315	13.334852	5.17%	0
2011	12.760470	12.679315	-0.64%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.842741	14.804740	15.28%	0
2011	13.529183	12.842741	-5.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.747259	21.438081	14.35%	0
2011	19.759372	18.747259	-5.12%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.161369	8.917938	-2.66%	0
2011	9.410052	9.161369	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.504333	13.663278	9.27%	0
2011	12.168708	12.504333	2.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.769580	8.737078	12.45%	0
2011	8.830572	7.769580	-12.01%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.395875	12.984403	13.94%	0
2011	14.004450	11.395875	-18.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.134331	9.260186	13.84%	0
2011	9.994649	8.134331	-18.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.323184	9.409853	13.06%	0
2011	8.834864	8.323184	-5.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.761048	8.883950	14.47%	0
2011	8.489146	7.761048	-8.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.700139	9.709307	11.60%	0
2011	9.352823	8.700139	-6.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.336940	10.574608	13.26%	0
2011	9.818541	9.336940	-4.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.737823	14.022958	10.09%	0
2011	13.197553	12.737823	-3.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.782218	20.824777	17.11%	0
2011	19.318917	17.782218	-7.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.308959	19.414854	12.17%	0
2011	18.874582	17.308959	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.539652	13.896886	10.82%	0
2011	12.831777	12.539652	-2.28%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.180288	10.328946	12.51%	0
2011	8.884256	9.180288	3.33%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.014066	10.091490	0.77%	0
2011	10.154102	10.014066	-1.38%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.300509	13.152570	16.39%	0
2011	13.254889	11.300509	-14.74%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.289914	9.459560	1.83%	0
2011	9.514627	9.289914	-2.36%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.592309	12.279839	5.93%	0
2011	12.034867	11.592309	-3.68%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.762519	14.867891	8.03%	0
2011	14.585726	13.762519	-5.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.843657	13.945127	17.74%	0
2011	13.294651	11.843657	-10.91%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	17.957215	21.142600	17.74%	0
2011	20.164747	17.957215	-10.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.126603	1.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.099764	14.869895	13.51%	0
2011	13.498076	13.099764	-2.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.185375	20.830440	14.55%	0
2011	19.135435	18.185375	-4.96%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.527435	5.27%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.105181	12.400103	2.44%	0
2011	11.468568	12.105181	5.55%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.925588	11.246847	2.94%	411
2011	11.110206	10.925588	-1.66%	351
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.881243	12.619319	15.97%	0
2011	11.720918	10.881243	-7.16%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.682000	13.864034	18.68%	0
2011	14.446049	11.682000	-19.13%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.880416	13.210348	11.19%	0
2011	14.854801	11.880416	-20.02%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.228903	14.319251	27.52%	0
2011	10.448721	11.228903	7.47%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.525255	11.187565	6.29%	0
2011	10.256740	10.525255	2.62%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.946402	21.740143	14.75%	0
2011	18.207313	18.946402	4.06%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.646631	-3.53%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.551789	-4.48%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.157393	14.866034	5.01%	296
2011	15.242754	14.157393	-7.12%	328

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.833475	13.484765	13.95%	0
2011	11.476933	11.833475	3.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.792804	19.336002	15.14%	0
2011	18.905849	16.792804	-11.18%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.051103	0.51%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.457317	13.001950	4.37%	0
2011	11.468142	12.457317	8.63%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	12.012863	13.363774	11.25%	0
2011	12.014922	12.012863	-0.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.689651	14.334962	12.97%	0
2011	13.165463	12.689651	-3.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	17.167519	19.312437	12.49%	0
2011	17.562244	17.167519	-2.25%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.264815	13.765298	12.23%	0
2011	12.416183	12.264815	-1.22%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.432640	14.379243	7.05%	0
2011	12.708070	13.432640	5.70%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.537923	11.146508	16.87%	0
2011	11.417468	9.537923	-16.46%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	11.084423	11.853544	6.94%	0
2011	12.067895	11.084423	-8.15%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.113053	11.821457	6.37%	0
2011	11.209183	11.113053	-0.86%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.034530	11.967139	8.45%	0
2011	11.400419	11.034530	-3.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.011708	12.101595	9.90%	0
2011	11.470668	11.011708	-4.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.728753	12.010790	11.95%	0
2011	11.358568	10.728753	-5.54%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.437414	14.696536	1.79%	0
2011	15.667214	14.437414	-7.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	12.172832	13.849083	13.77%	0
2011	12.441335	12.172832	-2.16%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	12.054200	13.403393	11.19%	0
2011	12.404738	12.054200	-2.83%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.780440	12.091408	2.64%	0
2011	11.322263	11.780440	4.05%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	20.292506	22.595215	11.35%	0
2011	23.417615	20.292506	-13.35%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.007330	16.388705	17.00%	0
2011	17.433423	14.007330	-19.65%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.669918	11.320628	17.07%	0
2011	12.042351	9.669918	-19.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.645451	18.087037	23.50%	0
2011	16.563654	14.645451	-11.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.902073	11.936787	9.49%	0
2011	10.954242	10.902073	-0.48%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.748292	14.960844	8.82%	0
2011	13.342989	13.748292	3.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	17.110551	19.688406	15.07%	0
2011	18.290326	17.110551	-6.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.120655	15.530031	9.98%	0
2011	17.264990	14.120655	-18.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.013505	17.252789	14.92%	0
2011	17.283520	15.013505	-13.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.436888	13.150549	14.98%	0
2011	13.172636	11.436888	-13.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.650245	16.383651	11.83%	0
2011	15.197393	14.650245	-3.60%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.119132	1.19%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.844871	9.803238	10.84%	0
2011	10.287817	8.844871	-14.03%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.846263	12.927189	19.19%	0
2011	11.260644	10.846263	-3.68%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.546221	-4.54%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.857551	-1.42%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.639823	-3.60%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.187039	12.958181	15.83%	0
2011	12.402468	11.187039	-9.80%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.705396	7.05%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.965800	-0.34%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	14.144616	15.586418	10.19%	0
2011	14.356626	14.144616	-1.48%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.679135	17.671304	20.38%	0
2011	16.227666	14.679135	-9.54%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.857446	-1.43%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.770640	25.048520	10.00%	0
2011	34.622541	22.770640	-34.23%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	12.090610	13.711825	13.41%	0
2011	12.392295	12.090610	-2.43%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.124137	1.24%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.950544	15.712564	12.63%	0
2011	14.418845	13.950544	-3.25%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.988138	9.939773	10.59%	0
2011*	10.000000	8.988138	-10.12%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.231330	14.717743	11.23%	0
2011	13.545816	13.231330	-2.32%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.347262	10.512811	12.47%	6,414
2011	9.527413	9.347262	-1.89%	6,579
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.466013	10.677472	2.02%	6,183
2011	10.183718	10.466013	2.77%	5,845
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.258557	10.986318	18.66%	0
2011	10.502567	9.258557	-11.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.611134	9.825956	14.11%	0
2011	9.294451	8.611134	-7.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.608789	8.657138	13.78%	8,043
2011	8.006521	7.608789	-4.97%	8,279
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.805547	15.371340	11.34%	0
2011	13.679985	13.805547	0.92%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.281526	13.692555	11.49%	0
2011	12.171051	12.281526	0.91%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.281047	14.105376	14.85%	0
2011	12.964673	12.281047	-5.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.241860	8.223614	13.56%	0
2011	8.433093	7.241860	-14.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.732701	9.453792	8.26%	0
2011	9.287067	8.732701	-5.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.092777	10.545087	4.48%	0
2011	10.238350	10.092777	-1.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.110139	9.949779	9.22%	0
2011	9.595859	9.110139	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.494343	9.460189	11.37%	0
2011	9.166812	8.494343	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.016021	11.508013	4.47%	0
2011	10.666995	11.016021	3.27%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	24.382707	27.724932	13.71%	0
2011	32.407495	24.382707	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.474779	17.584916	13.64%	0
2011	20.566388	15.474779	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.541747	11.560693	0.16%	0
2011	11.070092	11.541747	4.26%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.534388	7.318072	11.99%	0
2011	7.469257	6.534388	-12.52%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.503662	15.211995	12.65%	0
2011	14.460437	13.503662	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.955849	12.711006	6.32%	0
2011	12.191626	11.955849	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.213319	11.462657	2.22%	0
2011	11.207072	11.213319	0.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.600222	13.570711	7.70%	0
2011	12.967653	12.600222	-2.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.266031	14.667970	10.57%	0
2011	13.943954	13.266031	-4.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.057119	12.660893	5.01%	0
2011	12.152968	12.057119	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.790097	14.721296	15.10%	0
2011	13.494469	12.790097	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.909239	19.306383	14.18%	0
2011	17.849576	16.909239	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.036319	8.782623	-2.81%	0
2011	9.295895	9.036319	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.918116	13.002609	9.10%	0
2011	11.616056	11.918116	2.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.725792	8.674427	12.28%	0
2011	8.794338	7.725792	-12.15%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.244574	12.792227	13.76%	0
2011	13.839832	11.244574	-18.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.038792	9.137291	13.66%	0
2011	9.892501	8.038792	-18.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.276240	9.342327	12.88%	0
2011	8.798578	8.276240	-5.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.717276	8.820197	14.29%	0
2011	8.454273	7.717276	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.651068	9.639645	11.43%	0
2011	9.314391	8.651068	-7.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.284300	10.498746	13.08%	0
2011	9.778223	9.284300	-5.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.429486	12.563196	9.92%	0
2011	11.860237	11.429486	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.541609	18.172703	16.93%	0
2011	16.910688	15.541609	-8.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.638863	17.514474	11.99%	0
2011	17.079707	15.638863	-8.44%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.362198	12.572539	10.65%	0
2011	11.644800	11.362198	-2.43%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.128453	10.254766	12.34%	0
2011	8.847693	9.128453	3.17%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.957657	10.019151	0.62%	0
2011	10.112451	9.957657	-1.53%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.254156	13.078392	16.21%	0
2011	13.220877	11.254156	-14.88%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.130470	9.282843	1.67%	0
2011	9.365725	9.130470	-2.51%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.555630	11.164409	5.77%	0
2011	10.975497	10.555630	-3.83%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.579846	14.647886	7.86%	0
2011	14.414301	13.579846	-5.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.704554	13.760069	17.56%	0
2011	13.158760	11.704554	-11.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.585899	19.497879	17.56%	0
2011	18.653577	16.585899	-11.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.123789	1.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.945976	13.539266	13.34%	0
2011	12.328168	11.945976	-3.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.310770	18.654335	14.37%	0
2011	17.189343	16.310770	-5.11%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.516617	5.17%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.880780	11.183414	2.78%	0
2011	11.081664	10.880780	-1.81%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.902970	10.539384	6.43%	0
2011*	10.000000	9.902970	-0.97%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.736764	12.432532	15.79%	0
2011	11.583112	10.736764	-7.31%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.526895	13.658834	18.50%	0
2011	14.276238	11.526895	-19.26%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.722688	13.014828	11.02%	0
2011	14.680190	11.722688	-20.15%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.200190	14.260594	27.32%	0
2011	10.438042	11.200190	7.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.385571	11.022034	6.13%	0
2011	10.136181	10.385571	2.46%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.685425	21.407573	14.57%	0
2011	17.984149	18.685425	3.90%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.636679	-3.63%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.541964	-4.58%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.002724	14.680910	4.84%	0
2011	15.099441	14.002724	-7.26%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.572259	13.153120	13.66%	0
2011	11.252467	11.572259	2.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.422199	18.860524	14.85%	0
2011	18.536235	16.422199	-11.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.033863	0.34%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.172033	12.671435	4.10%	0
2011	11.234303	12.172033	8.35%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.747728	13.035142	10.96%	0
2011	11.779962	11.747728	-0.27%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.473759	14.054728	12.67%	0
2011	12.974779	12.473759	-3.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.859585	12.642927	6.61%	0
2011	12.693995	11.859585	-6.57%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	16.788611	18.837506	12.20%	0
2011	17.218817	16.788611	-2.50%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	11.994093	13.426758	11.94%	0
2011	12.173360	11.994093	-1.47%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.136208	14.025676	6.77%	0
2011	12.459602	13.136208	5.43%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.327354	10.872320	16.56%	0
2011	11.194175	9.327354	-16.68%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.839793	11.562052	6.66%	0
2011	11.831931	10.839793	-8.39%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.867810	11.530771	6.10%	0
2011	10.990007	10.867810	-1.11%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.846778	11.733185	8.17%	0
2011	11.235274	10.846778	-3.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.824364	11.865053	9.61%	0
2011	11.304525	10.824364	-4.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.546180	11.775961	11.66%	0
2011	11.194014	10.546180	-5.79%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.191666	14.409110	1.53%	0
2011	15.440192	14.191666	-8.09%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.904127	13.508471	13.48%	0
2011	12.198016	11.904127	-2.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.788115	13.073741	10.91%	0
2011	12.162126	11.788115	-3.08%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.520448	11.794072	2.38%	0
2011	11.100855	11.520448	3.78%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	19.844670	22.039585	11.06%	0
2011	22.959794	19.844670	-13.57%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.698112	15.985610	16.70%	0
2011	17.092526	13.698112	-19.86%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.480977	11.070831	16.77%	0
2011	11.837489	9.480977	-19.91%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.322123	17.642135	23.18%	0
2011	16.239712	14.322123	-11.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.744163	11.733565	9.21%	0
2011	10.823342	10.744163	-0.73%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.444840	14.592909	8.54%	0
2011	13.082056	13.444840	2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	16.732888	19.204228	14.77%	0
2011	17.932650	16.732888	-6.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.401215	9.393180	11.81%	0
2011	8.800710	8.401215	-4.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	13.880387	15.226405	9.70%	0
2011	17.014937	13.880387	-18.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.682174	16.828543	14.62%	0
2011	16.945637	14.682174	-13.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.213487	12.860443	14.69%	0
2011	12.948607	11.213487	-13.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.401047	16.063456	11.54%	0
2011	14.977317	14.401047	-3.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.101766	1.02%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.818407	9.748708	10.55%	0
2011	10.283459	8.818407	-14.25%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.813839	12.855326	18.88%	0
2011	11.255885	10.813839	-3.93%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.529571	-4.70%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.840633	-1.59%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.623018	-3.77%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.110518	12.836378	15.53%	0
2011	12.349342	11.110518	-10.03%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.687055	6.87%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.948703	-0.51%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	13.832489	15.203191	9.91%	0
2011	14.075947	13.832489	-1.73%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.355071	17.236643	20.07%	0
2011	15.910275	14.355071	-9.77%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.840267	-1.60%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.268059	24.432469	9.72%	0
2011	33.945693	22.268059	-34.40%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.823746	13.374610	13.12%	0
2011	12.149961	11.823746	-2.68%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.106769	1.07%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.642645	15.326175	12.34%	0
2011	14.136907	13.642645	-3.50%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.116572	11.369796	12.39%	0
2011	10.623047	10.116572	-4.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.972790	9.897219	10.30%	0
2011*	10.000000	8.972790	-10.27%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.140838	14.579411	10.95%	0
2011	13.487804	13.140838	-2.57%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.211825	10.333789	12.18%	0
2011	9.413537	9.211825	-2.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.314426	10.495688	1.76%	0
2011	10.062028	10.314426	2.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.124419	10.799245	18.36%	0
2011	10.377056	9.124419	-12.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.486335	9.658598	13.81%	0
2011	9.183315	8.486335	-7.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.517865	8.531634	13.48%	0
2011	7.931212	7.517865	-5.21%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.500921	14.993409	11.05%	0
2011	13.412542	13.500921	0.66%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.072642	13.424971	11.20%	0
2011	11.994815	12.072642	0.65%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.009938	13.758441	14.56%	0
2011	12.711107	12.009938	-5.52%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.173767	8.125299	13.26%	0
2011	8.375305	7.173767	-14.35%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.650626	9.340799	7.98%	0
2011	9.223459	8.650626	-6.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.959725	8.962878	12.60%	0
2011	8.769046	7.959725	-9.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.307529	10.021027	7.67%	0
2011	9.730598	9.307529	-4.35%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.732517	9.620518	10.17%	0
2011	9.328311	8.732517	-6.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.997996	10.419126	4.21%	0
2011	10.168289	9.997996	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.024550	9.830904	8.94%	0
2011	9.530159	9.024550	-5.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.414537	9.347149	11.08%	0
2011	9.104057	8.414537	-7.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.563919	10.202757	6.68%	0
2011	9.890854	9.563919	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.912604	11.370583	4.20%	0
2011	10.594016	10.912604	3.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.833186	12.287936	3.84%	0
2011	11.508407	11.833186	2.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	23.844596	27.043150	13.41%	0
2011	31.773961	23.844596	-24.96%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.172456	17.196921	13.34%	0
2011	20.216565	15.172456	-24.95%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.287080	11.276444	-0.09%	0
2011	10.853663	11.287080	3.99%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.472936	7.230571	11.70%	0
2011	7.418081	6.472936	-12.74%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.892224	7.898414	14.60%	0
2011	8.156923	6.892224	-15.50%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.205631	14.837917	12.36%	0
2011	14.177701	13.205631	-6.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.874114	12.591560	6.04%	0
2011	12.139422	11.874114	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.471826	13.571678	8.82%	0
2011	12.984872	12.471826	-3.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.965866	11.180794	1.96%	0
2011	10.987929	10.965866	-0.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.322168	13.237023	7.42%	0
2011	12.714116	12.322168	-3.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.973246	14.307265	10.28%	0
2011	13.671308	12.973246	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.791003	12.349536	4.74%	0
2011	11.915311	11.791003	-1.04%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.702643	14.582959	14.80%	0
2011	13.436685	12.702643	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.536017	18.831589	13.88%	0
2011	17.500539	16.536017	-5.51%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.831285	8.561207	-3.06%	0
2011	9.108327	8.831285	-3.04%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.655088	12.682874	8.82%	0
2011	11.388913	11.655088	2.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.653180	8.570752	11.99%	0
2011	8.734120	7.653180	-12.38%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	10.996315	12.477550	13.47%	0
2011	13.569168	10.996315	-18.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.881676	8.935606	13.37%	0
2011	9.724163	7.881676	-18.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.198475	9.230692	12.59%	0
2011	8.738329	8.198475	-6.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.644729	8.714752	14.00%	0
2011	8.396357	7.644729	-8.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.569775	9.524438	11.14%	0
2011	9.250616	8.569775	-7.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.197046	10.373270	12.79%	0
2011	9.711268	9.197046	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.177196	12.254205	9.64%	0
2011	11.628297	11.177196	-3.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.198541	17.725756	16.63%	0
2011	16.579986	15.198541	-8.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.293701	17.083758	11.70%	0
2011	16.745736	15.293701	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.111402	12.263337	10.37%	0
2011	11.417078	11.111402	-2.68%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.042564	10.132104	12.05%	0
2011	8.787000	9.042564	2.91%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.864136	9.899460	0.36%	0
2011	10.043242	9.864136	-1.78%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.177163	12.955429	15.91%	0
2011	13.164268	11.177163	-15.09%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.928979	9.054568	1.41%	0
2011	9.182582	8.928979	-2.76%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.322644	10.889835	5.49%	0
2011	10.760864	10.322644	-4.07%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.280078	14.287610	7.59%	0
2011	14.132386	13.280078	-6.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.475920	13.456504	17.26%	0
2011	12.934943	11.475920	-11.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.219825	19.018403	17.25%	0
2011	18.288850	16.219825	-11.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.119092	1.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.682310	13.206306	13.05%	0
2011	12.087092	11.682310	-3.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	15.950794	18.195616	14.07%	0
2011	16.853247	15.950794	-5.35%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.498583	4.99%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.973041	12.214210	2.01%	0
2011	11.390053	11.973041	5.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.806338	11.078266	2.52%	0
2011	11.034145	10.806338	-2.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.886072	10.494265	6.15%	0
2011*	10.000000	9.886072	-1.14%	0

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.499776	12.126778	15.50%	0
2011	11.356594	10.499776	-7.54%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.272397	13.322836	18.19%	0
2011	13.997038	11.272397	-19.47%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.463926	12.694740	10.74%	0
2011	14.393142	11.463926	-20.35%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.152372	14.163131	27.00%	0
2011	10.420234	11.152372	7.03%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.156376	10.751000	5.85%	0
2011	9.937985	10.156376	2.20%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.257478	20.863362	14.27%	0
2011	17.617459	18.257478	3.63%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.620077	-3.80%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.525583	-4.74%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.748118	14.376800	4.57%	0
2011	14.863063	13.748118	-7.50%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Mid Cap Growth Portfolio - Class S Shares (ALMCS)
30,830 shares (cost $377,905)	$402,333
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
189,632 shares (cost $1,929,673)	1,991,133
Growth Fund - Class 1 (AFGF)
175,988 shares (cost $9,065,122)	10,717,694
High-Income Bond Fund - Class 1 (AFHY)
175,356 shares (cost $2,047,088)	1,956,975
Protected Asset Allocation Fund - Class P2 (AVPAP2)
1,317,344 shares (cost $13,151,460)	13,160,266
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
85,939 shares (cost $1,027,837)	1,095,723
Global Allocation V.I. Fund - Class III (MLVGA3)
10,740,278 shares (cost $150,693,253)	154,015,587
Money Market Portfolio(TM) (CHSMM)
10,825,862 shares (cost $10,825,862)	10,825,862
Stock Index Fund, Inc. - Initial Shares (DSIF)
6,563,894 shares (cost $180,816,562)	209,125,650
Stock Index Fund, Inc. - Service Shares (DSIFS)
4,110,567 shares (cost $119,103,534)	131,127,102
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,153,068 shares (cost $25,521,824)	38,327,993
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
55,111 shares (cost $557,826)	570,952
VA International Equity Fund (HVIE)
651,608 shares (cost $8,732,696)	9,272,386
VA Situs Fund (HVSIT)
1,224,664 shares (cost $19,014,465)	22,301,138
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
121,297 shares (cost $1,467,691)	1,525,916
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
5,472,892 shares (cost $21,735,512)	21,399,009
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,258,108 shares (cost $7,890,878)	10,278,740
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
413,769 shares (cost $11,407,835)	11,759,305
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,507,175 shares (cost $115,105,723)	141,269,002
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2,812,013 shares (cost $17,148,299)	17,321,998
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2,172,626 shares (cost $88,333,265)	80,452,325
Investors Growth Stock Series - Service Class (MIGSC)
689,032 shares (cost $6,782,013)	8,220,147
New Discovery Series - Service Class (MNDSC)
169,998 shares (cost $2,504,954)	2,551,667
Value Series - Service Class (MVFSC)
21,709,921 shares (cost $227,068,630)	308,715,081
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
4,543,220 shares (cost $70,598,545)	77,870,796
Core Plus Fixed Income Portfolio - Class I (MSVFI)
133,517 shares (cost $1,361,607)	1,420,626
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,747,536 shares (cost $16,748,641)	18,558,828
Emerging Markets Debt Portfolio - Class I (MSEM)
356,506 shares (cost $2,776,389)	3,393,937
Emerging Markets Debt Portfolio - Class II (MSEMB)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

106,359 shares (cost $823,865)	1,006,158
Global Real Estate Portfolio - Class II (VKVGR2)
6,310 shares (cost $55,539)	59,696
U.S. Real Estate Portfolio - Class I (MSVRE)
2,202 shares (cost $29,627)	34,326
U.S. Real Estate Portfolio - Class II (MSVREB)
310 shares (cost $4,805)	4,817
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
3,206,557 shares (cost $44,967,576)	48,932,065
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
9,388,734 shares (cost $131,160,518)	142,802,648
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
193,104,058 shares (cost $3,224,873,843)	3,804,149,948
American Funds NVIT Bond Fund - Class II (GVABD2)
105,420,379 shares (cost $1,149,322,625)	1,236,581,042
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
6,003,601 shares (cost $122,235,986)	142,585,522
American Funds NVIT Growth Fund - Class II (GVAGR2)
3,751,208 shares (cost $197,549,748)	226,798,034
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
30,395,163 shares (cost $1,019,518,210)	1,257,447,875
Federated NVIT High Income Bond Fund - Class I (HIBF)
876,361 shares (cost $5,971,686)	6,046,891
Federated NVIT High Income Bond Fund - Class III (HIBF3)
14,639,511 shares (cost $99,492,095)	101,012,627
NVIT Emerging Markets Fund - Class I (GEM)
17,692 shares (cost $187,441)	209,644
NVIT Emerging Markets Fund - Class II (GEM2)
92,791 shares (cost $1,043,139)	1,087,515
NVIT Emerging Markets Fund - Class III (GEM3)
1,877,097 shares (cost $19,791,346)	22,206,053
NVIT Emerging Markets Fund - Class VI (GEM6)
4,437,243 shares (cost $46,824,085)	52,315,092
NVIT International Equity Fund - Class I (GIG)
4,144 shares (cost $36,984)	38,002
NVIT International Equity Fund - Class III (GIG3)
2,666,646 shares (cost $19,795,389)	24,479,807
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2,684,217 shares (cost $21,979,304)	24,533,748
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
8,451,727 shares (cost $66,190,528)	70,487,404
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2,917,280 shares (cost $24,954,795)	24,155,079
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
218,014 shares (cost $2,380,341)	2,387,258
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
13,918,120 shares (cost $111,493,619)	152,403,419
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
3,157,262 shares (cost $27,787,530)	28,162,773
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
144,857,106 shares (cost $1,410,863,789)	1,561,559,598
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
229,904,784 shares (cost $2,161,945,094)	2,418,598,331
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
71,128,008 shares (cost $739,183,020)	761,069,688
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
211,115,987 shares (cost $2,023,015,209)	2,246,274,100
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
36,485,947 shares (cost $307,740,661)	369,237,784
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

66,961,074 shares (cost $670,483,053)	723,179,604
NVIT Core Bond Fund - Class I (NVCBD1)
290,853 shares (cost $3,236,273)	3,289,545
NVIT Core Bond Fund - Class II (NVCBD2)
10,585,887 shares (cost $111,386,613)	119,408,802
NVIT Core Plus Bond Fund - Class II (NVLCP2)
4,123,554 shares (cost $47,122,172)	48,657,938
NVIT Nationwide Fund - Class I (TRF)
11,753,526 shares (cost $116,063,123)	119,768,429
NVIT Nationwide Fund - Class II (TRF2)
14,672,006 shares (cost $109,524,024)	148,920,863
NVIT Government Bond Fund - Class I (GBF)
31,686,225 shares (cost $375,580,308)	368,510,793
American Century NVIT Growth Fund - Class I (CAF)
2,063,831 shares (cost $19,558,942)	32,195,760
American Century NVIT Growth Fund -Class II (CAF2)
2,278,123 shares (cost $21,918,235)	23,350,759
NVIT International Index Fund - Class VIII (GVIX8)
2,426,248 shares (cost $19,675,697)	20,283,435
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
22,961,895 shares (cost $234,380,030)	229,389,328
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
53,153,451 shares (cost $682,943,910)	725,544,610
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
78,444,600 shares (cost $1,095,105,878)	1,182,944,569
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
64,632,587 shares (cost $649,262,989)	672,178,900
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
217,051,655 shares (cost $2,402,089,607)	2,444,001,632
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
105,707,441 shares (cost $1,206,002,534)	1,179,695,047
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,333,513 shares (cost $761,240,884)	794,945,313
NVIT Mid Cap Index Fund - Class I (MCIF)
5,556,132 shares (cost $95,745,554)	105,733,198
NVIT Money Market Fund - Class I (SAM)
669,958,479 shares (cost $669,958,479)	669,958,479
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
3,340,195 shares (cost $25,683,601)	33,602,357
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
16,063,480 shares (cost $126,754,742)	161,277,337
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
53,082 shares (cost $716,681)	517,549
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
520,232 shares (cost $5,092,851)	5,067,064
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
6,220,136 shares (cost $55,895,385)	60,210,912
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
872,211 shares (cost $8,198,672)	9,193,101
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
10,141,040 shares (cost $87,663,389)	106,379,509
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
342,394 shares (cost $3,038,553)	3,208,227
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
5,182,244 shares (cost $42,655,835)	48,453,978
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
16,225,738 shares (cost $125,704,624)	172,641,852
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
11,329,158 shares (cost $92,399,663)	118,956,160
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

24,879,299 shares (cost $216,958,742)	257,003,156
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
380,035 shares (cost $6,364,840)	6,608,810
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,033,254 shares (cost $16,521,712)	17,492,995
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,738,156 shares (cost $29,427,823)	32,310,236
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,023,781 shares (cost $16,948,604)	23,536,572
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,610,444 shares (cost $69,027,482)	70,656,395
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,266,994 shares (cost $32,847,063)	43,231,578
NVIT Multi-Sector Bond Fund - Class I (MSBF)
17,876,958 shares (cost $154,026,999)	169,652,329
NVIT Short Term Bond Fund - Class II (NVSTB2)
7,426,666 shares (cost $77,046,341)	78,202,798
NVIT Large Cap Growth Fund - Class I (NVOLG1)
19,001,754 shares (cost $287,921,278)	328,920,360
NVIT Large Cap Growth Fund - Class II (NVOLG2)
12,999,503 shares (cost $196,531,644)	224,501,419
Templeton NVIT International Value Fund - Class III (NVTIV3)
20,001,622 shares (cost $232,566,289)	244,219,803
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
11,725,441 shares (cost $100,721,410)	133,201,014
NVIT Real Estate Fund - Class I (NVRE1)
6,830,725 shares (cost $50,443,393)	64,686,965
NVIT Real Estate Fund - Class II (NVRE2)
7,384,703 shares (cost $61,154,831)	69,637,748
TOPS Protected Balanced ETF Portfolio - Class 4 (NOTB4)
26,571 shares (cost $283,597)	284,047
TOPS Protected Growth ETF Portfolio - Class 4 (NOTG4)
14,727 shares (cost $151,795)	151,394
TOPS Protected Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
7,195 shares (cost $77,151)	77,058
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
15,643 shares (cost $179,049)	187,871
VPS Growth and Income Portfolio - Class B (ALVGIB)
299,833 shares (cost $6,083,776)	6,194,556
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
3,556,661 shares (cost $54,795,112)	62,526,105
VP Balanced Fund - Class I (ACVB)
4,850,069 shares (cost $31,629,884)	34,580,989
VP Capital Appreciation Fund - Class I (ACVCA)
4,894 shares (cost $54,396)	71,166
VP Income & Growth Fund - Class I (ACVIG)
2,034,945 shares (cost $13,316,212)	14,041,119
VP Income & Growth Fund - Class II (ACVIG2)
626,496 shares (cost $4,099,141)	4,322,820
American Century VP Inflation Protection Fund - Class II (ACVIP2)
23,288,387 shares (cost $257,438,128)	280,159,299
VP International Fund - Class I (ACVI)
1,301 shares (cost $11,453)	11,618
VP International Fund - Class III (ACVI3)
10 shares (cost $87)	92
VP Mid Cap Value Fund - Class I (ACVMV1)
499,336 shares (cost $6,776,945)	7,280,325
VP Mid Cap Value Fund - Class II (ACVMV2)
5,519,737 shares (cost $69,225,595)	80,532,956
VP Vista(SM) Fund - Class I (ACVVS1)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

263 shares (cost $3,021)	4,580
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
6,194,751 shares (cost $65,464,740)	84,000,819
Appreciation Portfolio - Initial Shares (DCAP)
882,512 shares (cost $31,113,875)	35,715,258
Appreciation Portfolio - Service Shares (DCAPS)
2,619,534 shares (cost $93,809,518)	105,436,254
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
38,187 shares (cost $929,754)	1,188,758
Growth and Income Portfolio - Initial Shares (DGI)
590,414 shares (cost $12,194,049)	13,030,435
Managed Tail Risk Fund II: Service Shares (FCA2S)
211,199 shares (cost $1,232,239)	1,322,109
Quality Bond Fund II - Primary Shares (FQB)
962,434 shares (cost $10,390,924)	11,356,717
Quality Bond Fund II - Service Shares (FQBS)
3,201,760 shares (cost $34,703,019)	37,620,678
Equity-Income Portfolio - Initial Class (FEIP)
16,532,245 shares (cost $377,083,479)	329,652,958
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
808,340 shares (cost $6,505,910)	9,037,240
High Income Portfolio - Initial Class (FHIP)
8,679,576 shares (cost $47,812,770)	50,428,335
VIP Asset Manager Portfolio - Initial Class (FAMP)
9,072,042 shares (cost $126,139,013)	137,622,875
VIP Energy Portfolio - Service Class 2 (FNRS2)
3,815,697 shares (cost $71,517,125)	74,215,310
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
9,172,057 shares (cost $188,457,647)	179,955,757
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
523,038 shares (cost $5,210,757)	5,826,643
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
12,782,984 shares (cost $134,428,479)	141,891,117
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
901,692 shares (cost $8,748,119)	10,089,930
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
38,312,089 shares (cost $399,004,175)	427,562,913
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
757,973 shares (cost $6,959,120)	8,239,172
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2,665,158 shares (cost $25,982,112)	28,863,662
VIP Growth Portfolio - Initial Class (FGP)
7,624,005 shares (cost $227,757,725)	320,589,398
VIP Growth Portfolio - Service Class 2 (FG2)
2,324,014 shares (cost $82,960,793)	96,771,924
VIP High Income Portfolio - Initial Class R (FHIPR)
4,404,309 shares (cost $25,295,392)	25,500,950
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2,049,976 shares (cost $26,132,663)	26,526,686
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
31,086,516 shares (cost $384,129,115)	397,596,533
VIP Mid Cap Portfolio - Service Class (FMCS)
748,839 shares (cost $21,617,454)	22,757,217
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
8,049,546 shares (cost $229,966,833)	241,325,385
VIP Overseas Portfolio - Initial Class (FOP)
3,164,424 shares (cost $55,321,781)	50,915,588
VIP Overseas Portfolio - Initial Class R (FOPR)
1,505,389 shares (cost $29,818,565)	24,161,498
VIP Overseas Portfolio - Service Class 2 (FO2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

150,253 shares (cost $2,800,084)	2,396,533
VIP Overseas Portfolio - Service Class 2 R (FO2R)
3,906,088 shares (cost $56,511,946)	61,716,184
VIP Value Strategies Portfolio - Service Class (FVSS)
593,798 shares (cost $5,121,476)	6,579,287
Franklin Income Securities Fund - Class 2 (FTVIS2)
10,002,719 shares (cost $150,336,744)	150,740,973
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2,458,238 shares (cost $44,846,521)	53,196,281
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
7,719,680 shares (cost $89,182,413)	140,729,763
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2,631,417 shares (cost $23,170,307)	27,445,677
Templeton Foreign Securities Fund - Class 2 (TIF2)
236,925 shares (cost $3,342,562)	3,404,608
Templeton Foreign Securities Fund - Class 3 (TIF3)
4,961,992 shares (cost $50,204,289)	71,055,730
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
6,250,006 shares (cost $111,752,725)	121,750,124
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
3,304,424 shares (cost $25,147,841)	28,120,649
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
14,358,667 shares (cost $163,585,872)	157,227,404
Growth Portfolio - I Class Shares (AMTG)
615 shares (cost $12,470)	12,860
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
1,067 shares (cost $11,227)	12,378
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
257,707 shares (cost $3,315,571)	3,401,739
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,510,885 shares (cost $20,793,333)	24,007,963
Balanced Fund/VA - Non-Service Shares (OVMS)
2,994,239 shares (cost $45,394,986)	37,487,875
Core Bond Fund/VA - Non-Service Shares (OVB)
4,014,520 shares (cost $39,673,455)	33,159,936
Global Securities Fund/VA - Class 3 (OVGS3)
1,591,696 shares (cost $48,248,063)	52,159,871
Global Securities Fund/VA - Class 4 (OVGS4)
2,102,197 shares (cost $64,327,156)	67,942,996
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,216,604 shares (cost $84,451,302)	104,700,453
Global Securities Fund/VA - Service Class (OVGSS)
229,652 shares (cost $6,429,886)	7,406,264
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
474,280 shares (cost $10,036,443)	11,368,481
Main Street Fund(R)/VA - Service Class (OVGIS)
8,616,924 shares (cost $150,684,379)	204,910,457
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
219,339 shares (cost $3,892,373)	4,417,481
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2,671,405 shares (cost $35,070,653)	53,321,238
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
175,237 shares (cost $8,358,298)	9,603,003
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
121,994 shares (cost $680,522)	691,708
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,533,903 shares (cost $8,730,027)	8,881,298
All Asset Portfolio - Advisor Class (PMVAAD)
1,731,848 shares (cost $19,728,477)	19,881,619
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

1,934,276 shares (cost $22,824,397)	22,843,796
Low Duration Portfolio - Advisor Class (PMVLAD)
31,266,127 shares (cost $326,242,971)	337,048,848
Total Return Portfolio - Advisor Class (PMVTRD)
16,772,906 shares (cost $190,836,525)	193,727,066
Putnam VT Growth and Income Fund - Class IB (PVGIB)
147,489 shares (cost $2,384,959)	2,644,484
Putnam VT International Equity Fund - Class IB (PVTIGB)
29,361 shares (cost $441,812)	332,663
Putnam VT Voyager Fund - Class IB (PVTVB)
52,525 shares (cost $1,966,474)	1,899,834
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
148,444 shares (cost $5,418,395)	5,277,200
Diversified Stock Fund Class A Shares (VYDS)
37,452 shares (cost $282,967)	390,247
Health Sciences Portfolio - II (TRHS2)
2,718,967 shares (cost $48,913,758)	56,146,671
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
486,995 shares (cost $13,417,361)	13,820,927
VIP Trust - Global Bond Fund: Initial Class (VWBF)
1,278,125 shares (cost $14,536,970)	15,235,251
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2,253,149 shares (cost $27,972,545)	30,417,513
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2,233,335 shares (cost $67,716,067)	65,057,048
Variable Insurance Portfolios - Asset Strategy (WRASP)
11,386,738 shares (cost $109,973,367)	122,133,013
Variable Insurance Portfolios - High Income (WRHIP)
6,665,114 shares (cost $24,396,286)	25,294,775
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
873,111 shares (cost $7,094,457)	7,454,186
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
433,703 shares (cost $2,275,031)	2,311,375
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
3,172,060 shares (cost $16,471,227)	16,912,153
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
5,006,390 shares (cost $26,736,349)	27,276,316
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
986,593 shares (cost $5,223,909)	5,337,961
Advantage VT Discovery Fund (SVDF)
1,498 shares (cost $26,378)	37,689
Advantage VT Opportunity Fund - Class 2 (SVOF)
12,812 shares (cost $183,022)	256,873
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
4,104,199 shares (cost $31,545,964)	32,341,087
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
788 shares (cost $5,672)	7,409
Advantage VT Core Bond Fund (WFVTRB)
28,429 shares (cost $295,161)	307,597
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,932 shares (cost $37,283)	48,544

Total Investments	$33,973,541,816

Accounts Receivable-VP Capital Appreciation Fund - Class I (ACVCA)	663
Accounts Receivable-Growth Portfolio - I Class Shares (AMTG)	354
Accounts Receivable-VP International Fund - Class I (ACVI)	168

Other Accounts Payable	(75,227)
Accounts Payable-Advantage VT Discovery Fund (SVDF)	(53)
Accounts Payable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(203)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Accounts Payable-VP Vista(SM) Fund - Class I (ACVVS1)	(510)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(624)
Accounts Payable-Global Strategic Income Fund/VA: Non-service Shares (OVSB)	(1,228)
Accounts Payable-VA International Equity Fund (HVIE)	(12,566)
Accounts Payable-Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	(457,842)

$33,972,994,748

Contract Owners’ Equity:
Accumulation units	33,964,713,592
Contracts in payout (annuitization) period (note 1f)	8,281,156

Total Contract Owners’ Equity (note 5)	$33,972,994,748

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	ALMCS	ALVDAB	AFGF	AFHY	AVPAP2	AFGC	MLVGA3
Reinvested dividends	$504,604,185	-	874	111,528	121,778	108,859	13,850	2,247,866
Mortality and expense risk charges (note 2)	(505,472,567)	(4,669)	(10,114)	(138,112)	(20,633)	(11,754)	(15,132)	(2,239,738)

Net investment income (loss)	(868,382)	(4,669)	(9,240)	(26,584)	101,145	97,105	(1,282)	8,128
Realized gain (loss) on investments	138,736,108	(51,583)	438	137,504	75,394	(1)	15,531	876,600
Change in unrealized gain (loss) on investments	2,715,330,029	113,711	61,461	1,485,565	3,862	8,806	(36,013)	9,286,107

Net gain (loss) on investments	2,854,066,137	62,128	61,899	1,623,069	79,256	8,805	(20,482)	10,162,707

Reinvested capital gains	391,317,868	-	404	-	-	-	32,139	505,553

Net increase (decrease) in contract owners’ equity resulting from operations	$3,244,515,623	57,459	53,063	1,596,485	180,401	105,910	10,375	10,676,388

Investment Activity:	CHSMM	DSIF	DSIFS	DSRG	GVGMNS	HVIE	HVSIT	IVMCC2
Reinvested dividends	$1,327	4,356,704	2,249,868	328,901	-	121,399	-	-
Mortality and expense risk charges (note 2)	(122,963)	(2,899,096)	(1,857,729)	(536,213)	(1,312)	(122,039)	(275,887)	(7,713)

Net investment income (loss)	(121,636)	1,457,608	392,139	(207,312)	(1,312)	(640)	(275,887)	(7,713)
Realized gain (loss) on investments	-	8,840,652	(550,789)	2,295,367	46	(100,939)	282,761	(227)
Change in unrealized gain (loss) on investments	-	7,681,337	9,983,889	1,986,545	13,126	1,065,413	3,353,709	58,225

Net gain (loss) on investments	-	16,521,989	9,433,100	4,281,912	13,172	964,474	3,636,470	57,998

Reinvested capital gains	-	10,738,166	5,772,701	-	672	-	-	7,869

Net increase (decrease) in contract owners’ equity resulting from operations	$(121,636)	28,717,763	15,597,940	4,074,600	12,532	963,834	3,360,583	58,154

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	IVKMG2	JPMMV1	JABS	JACAS	JAGTS	JAIGS	MIGSC	MNDSC
Reinvested dividends	$-	85,535	297,511	781,928	-	514,513	19,832	-
Mortality and expense risk charges (note 2)	(235,579)	(116,508)	(163,949)	(2,031,052)	(178,769)	(778,331)	(140,480)	(11,114)

Net investment income (loss)	(235,579)	(30,973)	133,562	(1,249,124)	(178,769)	(263,818)	(120,648)	(11,114)
Realized gain (loss) on investments	(159,601)	518,272	(143,799)	(162,263)	722,606	(2,758,370)	658,949	(2,784)
Change in unrealized gain (loss) on investments	(336,503)	934,965	446,216	25,949,401	(386,687)	(8,234,841)	312,080	46,713

Net gain (loss) on investments	(496,104)	1,453,237	302,417	25,787,138	335,919	(10,993,211)	971,029	43,929

Reinvested capital gains	6,819	-	817,709	-	-	9,366,961	437,026	72,688

Net increase (decrease) in contract owners’ equity resulting from operations	$(724,864)	1,422,264	1,253,688	24,538,014	157,150	(1,890,068)	1,287,407	105,503

Investment Activity:	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
Reinvested dividends	$4,492,965	978,394	66,723	865,246	100,094	28,079	143	322
Mortality and expense risk charges (note 2)	(5,243,105)	(1,032,433)	(19,399)	(317,012)	(47,094)	(14,608)	(348)	(503)

Net investment income (loss)	(750,140)	(54,039)	47,324	548,234	53,000	13,471	(205)	(181)
Realized gain (loss) on investments	21,454,078	826,506	55,941	353,338	83,327	13,137	15	1,327
Change in unrealized gain (loss) on investments	18,997,367	8,039,702	8,816	535,842	399,647	124,714	4,157	4,271

Net gain (loss) on investments	40,451,445	8,866,208	64,757	889,180	482,974	137,851	4,172	5,598

Reinvested capital gains	2,388,656	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$42,089,961	8,812,169	112,081	1,437,414	535,974	151,322	3,967	5,417

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$28	483,863	1,167,674	46,078,626	26,451,882	1,144,475	482,636	12,459,218
Mortality and expense risk charges (note 2)	(68)	(682,954)	(2,275,611)	(54,417,124)	(18,953,436)	(2,006,595)	(3,373,977)	(19,064,293)

Net investment income (loss)	(40)	(199,091)	(1,107,937)	(8,338,498)	7,498,446	(862,120)	(2,891,341)	(6,605,075)
Realized gain (loss) on investments	1,393	721,869	1,648,201	2,290,785	1,371,324	(2,448,582)	(6,153,775)	(861,974)
Change in unrealized gain (loss) on investments	(832)	3,809,786	11,016,530	447,347,736	27,197,053	27,321,376	40,496,020	166,394,063

Net gain (loss) on investments	561	4,531,655	12,664,731	449,638,521	28,568,377	24,872,794	34,342,245	165,532,089

Reinvested capital gains	-	2,037,600	5,941,559	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$521	6,370,164	17,498,353	441,300,023	36,066,823	24,010,674	31,450,904	158,927,014

Investment Activity:	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6	GIG	GIG3
Reinvested dividends	$485,420	7,920,663	1,026	2,439	107,758	131,204	320	204,817
Mortality and expense risk charges (note 2)	(93,297)	(1,462,444)	(2,943)	(17,139)	(312,633)	(792,288)	(480)	(336,209)

Net investment income (loss)	392,123	6,458,219	(1,917)	(14,700)	(204,875)	(661,084)	(160)	(131,392)
Realized gain (loss) on investments	(184,587)	854,689	(55,685)	(245,677)	(1,521,297)	(112,087)	1,059	796,615
Change in unrealized gain (loss) on investments	585,028	3,950,323	100,996	437,185	5,076,471	7,071,298	4,074	2,629,444

Net gain (loss) on investments	400,441	4,805,012	45,311	191,508	3,555,174	6,959,211	5,133	3,426,059

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$792,564	11,263,231	43,394	176,808	3,350,299	6,298,127	4,973	3,294,667

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$146,656	1,005,626	320,262	28,250	1,681,429	262,830	22,499,825	31,166,612
Mortality and expense risk charges (note 2)	(390,371)	(961,044)	(360,166)	(28,798)	(2,800,111)	(415,739)	(23,194,376)	(35,515,441)

Net investment income (loss)	(243,715)	44,582	(39,904)	(548)	(1,118,682)	(152,909)	(694,551)	(4,348,829)
Realized gain (loss) on investments	851,907	1,080,857	(455,722)	7,638	3,158,170	243,862	931,324	1,903,568
Change in unrealized gain (loss) on investments	2,479,899	4,089,975	2,125,262	199,359	13,354,018	2,194,034	104,996,734	217,317,898

Net gain (loss) on investments	3,331,806	5,170,832	1,669,540	206,997	16,512,188	2,437,896	105,928,058	219,221,466

Reinvested capital gains	-	5,060,113	1,691,067	-	-	1,042,883	18,208,571	33,278,540

Net increase (decrease) in contract owners’ equity resulting from operations	$3,088,091	10,275,527	3,320,703	206,449	15,393,506	3,327,870	123,442,078	248,151,177

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$12,731,648	30,441,090	4,353,368	11,246,583	103,109	3,333,347	1,006,877	1,698,294
Mortality and expense risk charges (note 2)	(10,286,590)	(31,975,215)	(5,984,276)	(9,993,367)	(41,201)	(2,212,006)	(726,880)	(1,642,188)

Net investment income (loss)	2,445,058	(1,534,125)	(1,630,908)	1,253,216	61,908	1,121,341	279,997	56,106
Realized gain (loss) on investments	7,877,727	1,264,985	2,992,692	1,394,135	59,181	3,220,408	597,281	219,120
Change in unrealized gain (loss) on investments	16,786,044	174,246,357	32,114,038	35,932,206	44,851	1,968,847	712,067	14,628,968

Net gain (loss) on investments	24,663,771	175,511,342	35,106,730	37,326,341	104,032	5,189,255	1,309,348	14,848,088

Reinvested capital gains	9,671,320	33,776,138	9,486,110	12,080,603	20,878	791,448	883,698	-

Net increase (decrease) in contract owners’ equity resulting from operations	$36,780,149	207,753,355	42,961,932	50,660,160	186,818	7,102,044	2,473,043	14,904,194

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$1,745,559	8,434,193	182,878	176,063	464,232	3,476,111	11,977,803	19,869,616
Mortality and expense risk charges (note 2)	(2,712,009)	(6,279,536)	(445,929)	(285,525)	(276,674)	(4,522,696)	(9,171,153)	(16,423,148)

Net investment income (loss)	(966,450)	2,154,657	(263,051)	(109,462)	187,558	(1,046,585)	2,806,650	3,446,468
Realized gain (loss) on investments	1,917,002	3,564,812	2,511,788	263,424	683,249	(20,460,551)	816,706	8,137,343
Change in unrealized gain (loss) on investments	17,355,660	(12,227,239)	1,680,857	1,293,160	2,110,133	54,304,973	32,818,918	79,591,523

Net gain (loss) on investments	19,272,662	(8,662,427)	4,192,645	1,556,584	2,793,382	33,844,422	33,635,624	87,728,866

Reinvested capital gains	-	12,510,903	-	-	-	-	6,606,231	13,157,136

Net increase (decrease) in contract owners’ equity resulting from operations	$18,306,212	6,003,133	3,929,594	1,447,122	2,980,940	32,797,837	43,048,505	104,332,470

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG3	NVMIG6
Reinvested dividends	$11,527,682	40,139,001	19,167,687	13,544,888	1,113,027	-	195,342	535,744
Mortality and expense risk charges (note 2)	(9,115,834)	(39,107,621)	(20,714,501)	(12,893,382)	(1,513,665)	(9,685,921)	(453,356)	(2,819,786)

Net investment income (loss)	2,411,848	1,031,380	(1,546,814)	651,506	(400,638)	(9,685,921)	(258,014)	(2,284,042)
Realized gain (loss) on investments	18,247	476,528	(26,211,464)	375,493	243,373	(318)	1,008,551	(665,733)
Change in unrealized gain (loss) on investments	9,664,365	210,082,299	167,505,085	43,380,593	8,126,493	-	3,750,451	24,196,475

Net gain (loss) on investments	9,682,612	210,558,827	141,293,621	43,756,086	8,369,866	(318)	4,759,002	23,530,742

Reinvested capital gains	8,323,406	-	-	3,269,186	6,960,670	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,417,866	211,590,207	139,746,807	47,676,778	14,929,898	(9,686,239)	4,500,988	21,246,700

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1
Reinvested dividends	$612	19,192	91,015	45,341	246,333	40,616	546,758	-
Mortality and expense risk charges (note 2)	(8,007)	(70,061)	(894,690)	(133,366)	(1,893,664)	(42,865)	(729,817)	(2,413,910)

Net investment income (loss)	(7,395)	(50,869)	(803,675)	(88,025)	(1,647,331)	(2,249)	(183,059)	(2,413,910)
Realized gain (loss) on investments	(88,011)	(1,786,790)	(1,621,650)	478,611	10,212,445	8,918	1,297,709	9,404,126
Change in unrealized gain (loss) on investments	173,798	2,568,680	10,141,540	772,743	4,614,926	494,137	5,455,285	(722,039)

Net gain (loss) on investments	85,787	781,890	8,519,890	1,251,354	14,827,371	503,055	6,752,994	8,682,087

Reinvested capital gains	-	-	-	241,936	2,775,096	-	-	16,720,810

Net increase (decrease) in contract owners’ equity resulting from operations	$78,392	731,021	7,716,215	1,405,265	15,955,136	500,806	6,569,935	22,988,987

Investment Activity:	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2
Reinvested dividends	$-	2,865,277	-	-	267,172	118,772	108,880	-
Mortality and expense risk charges (note 2)	(2,131,153)	(3,921,741)	(82,739)	(324,660)	(432,776)	(336,655)	(973,799)	(619,855)

Net investment income (loss)	(2,131,153)	(1,056,464)	(82,739)	(324,660)	(165,604)	(217,883)	(864,919)	(619,855)
Realized gain (loss) on investments	13,105,734	10,553,001	652,842	802,811	(545,140)	2,227,739	(2,785,306)	(737,870)
Change in unrealized gain (loss) on investments	(6,661,320)	1,342,795	165,087	1,785,088	6,292,987	1,717,976	13,197,879	6,780,262

Net gain (loss) on investments	6,444,414	11,895,796	817,929	2,587,899	5,747,847	3,945,715	10,412,573	6,042,392

Reinvested capital gains	11,722,621	25,062,241	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,035,882	35,901,573	735,190	2,263,239	5,582,243	3,727,832	9,547,654	5,422,537

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF2	NVRE1	NVRE2
Reinvested dividends	$4,132,382	1,054,522	2,346,283	1,021,937	5,610,680	1,316,402	689,569	567,415
Mortality and expense risk charges (note 2)	(2,480,795)	(1,234,767)	(4,580,302)	(3,676,093)	(3,831,791)	(2,112,566)	(894,905)	(1,049,750)

Net investment income (loss)	1,651,587	(180,245)	(2,234,019)	(2,654,156)	1,778,889	(796,164)	(205,336)	(482,335)
Realized gain (loss) on investments	344,774	275,802	5,426,399	4,448,290	316,105	6,274,561	4,460,378	6,052,878
Change in unrealized gain (loss) on investments	13,494,479	1,269,933	51,052,517	34,803,766	32,274,962	14,279,807	(1,475,127)	(3,499,416)

Net gain (loss) on investments	13,839,253	1,545,735	56,478,916	39,252,056	32,591,067	20,554,368	2,985,251	2,553,462

Reinvested capital gains	-	-	-	-	3,970,267	-	6,061,151	6,699,271

Net increase (decrease) in contract owners’ equity resulting from operations	$15,490,840	1,365,490	54,244,897	36,597,900	38,340,223	19,758,204	8,841,066	8,770,398

Investment Activity:	NOTB4	NOTG4	NOTMG4	ALVBWB	ALVGIB	ALVSVB	ACVB	ACVCA
Reinvested dividends	$-	-	-	1,979	86,711	163,507	719,646	-
Mortality and expense risk charges (note 2)	(145)	(69)	(37)	(361)	(95,526)	(894,036)	(466,658)	(1,149)

Net investment income (loss)	(145)	(69)	(37)	1,618	(8,815)	(730,529)	252,988	(1,149)
Realized gain (loss) on investments	2	1	1	67	(310,389)	3,472,786	128,344	11,931
Change in unrealized gain (loss) on investments	450	(401)	(93)	10,826	1,267,722	4,018,458	3,027,234	(3,694)

Net gain (loss) on investments	452	(400)	(92)	10,893	957,333	7,491,244	3,155,578	8,237

Reinvested capital gains	-	-	-	-	-	1,808,592	-	5,294

Net increase (decrease) in contract owners’ equity resulting from operations	$307	(469)	(129)	12,511	948,518	8,569,307	3,408,566	12,382

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVVS1
Reinvested dividends	$305,587	80,775	6,653,497	126	1	147,863	1,399,237	-
Mortality and expense risk charges (note 2)	(196,431)	(61,630)	(4,197,331)	(185)	(2)	(95,938)	(1,170,623)	(67)

Net investment income (loss)	109,156	19,145	2,456,166	(59)	(1)	51,925	228,614	(67)
Realized gain (loss) on investments	(207,264)	(129,365)	2,599,188	(761)	16	346,443	2,379,004	557
Change in unrealized gain (loss) on investments	1,920,003	666,102	3,966,549	3,194	7	201,214	3,403,599	279

Net gain (loss) on investments	1,712,739	536,737	6,565,737	2,433	23	547,657	5,782,603	836

Reinvested capital gains	-	-	6,029,123	-	-	387,583	3,920,363	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,821,895	555,882	15,051,026	2,374	22	987,165	9,931,580	769

Investment Activity:	DVSCS	DCAP	DCAPS	DVDLS	DGI	FCA2S	FQB	FQBS
Reinvested dividends	$376,034	1,354,103	3,178,667	-	188,392	3,999	453,689	1,591,086
Mortality and expense risk charges (note 2)	(1,277,868)	(492,326)	(1,550,475)	(20,991)	(176,585)	(22,527)	(150,095)	(624,674)

Net investment income (loss)	(901,834)	861,777	1,628,192	(20,991)	11,807	(18,528)	303,594	966,412
Realized gain (loss) on investments	7,509,240	785,181	2,132,194	125,010	272,642	(6,920)	115,862	322,937
Change in unrealized gain (loss) on investments	1,100,457	1,435,033	3,769,940	163,956	1,724,328	64,439	468,008	1,740,874

Net gain (loss) on investments	8,609,697	2,220,214	5,902,134	288,966	1,996,970	57,519	583,870	2,063,811

Reinvested capital gains	2,917,328	-	-	-	-	90,844	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,625,191	3,081,991	7,530,326	267,975	2,008,777	129,835	887,464	3,030,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FEIP	FVSS2	FHIP	FAMP	FNRS2	FEI2	FF10S	FF10S2
Reinvested dividends	$10,085,997	31,072	2,873,916	2,107,505	584,515	5,041,166	101,745	2,316,205
Mortality and expense risk charges (note 2)	(4,475,002)	(137,598)	(709,448)	(1,900,935)	(1,228,246)	(2,637,800)	(73,474)	(1,924,509)

Net investment income (loss)	5,610,995	(106,526)	2,164,468	206,570	(643,731)	2,403,366	28,271	391,696
Realized gain (loss) on investments	5,118,528	(327,900)	(1,137,947)	2,630,650	(6,545,271)	(4,514,983)	159,227	(373,546)
Change in unrealized gain (loss) on investments	17,134,098	2,502,330	5,297,401	11,166,603	9,324,446	14,837,289	262,948	9,596,864

Net gain (loss) on investments	22,252,626	2,174,430	4,159,454	13,797,253	2,779,175	10,322,306	422,175	9,223,318

Reinvested capital gains	21,013,230	-	-	1,009,102	-	11,021,363	79,550	1,860,931

Net increase (decrease) in contract owners’ equity resulting from operations	$48,876,851	2,067,904	6,323,922	15,012,925	2,135,444	23,747,035	529,996	11,475,945

Investment Activity:	FF20S	FF20S2	FF30S	FF30S2	FGP	FG2	FHIPR	FIGBS
Reinvested dividends	$191,212	7,557,801	161,647	537,085	1,949,233	350,582	1,451,898	596,742
Mortality and expense risk charges (note 2)	(130,805)	(6,005,328)	(103,121)	(454,268)	(4,519,008)	(1,548,711)	(317,517)	(361,667)

Net investment income (loss)	60,407	1,552,473	58,526	82,817	(2,569,775)	(1,198,129)	1,134,381	235,075
Realized gain (loss) on investments	254,922	(468,336)	(70,257)	(945,122)	7,167,215	438,500	175,063	802,968
Change in unrealized gain (loss) on investments	664,072	35,608,515	931,094	3,890,185	37,988,759	12,187,378	1,457,588	(598,954)

Net gain (loss) on investments	918,994	35,140,179	860,837	2,945,063	45,155,974	12,625,878	1,632,651	204,014

Reinvested capital gains	117,762	4,822,666	70,610	245,034	-	-	-	721,816

Net increase (decrease) in contract owners’ equity resulting from operations	$1,097,163	41,515,318	989,973	3,272,914	42,586,199	11,427,749	2,767,032	1,160,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2	FO2R	FVSS
Reinvested dividends	$8,539,139	117,434	931,997	959,956	456,482	39,409	1,026,093	31,533
Mortality and expense risk charges (note 2)	(6,796,201)	(320,096)	(3,832,848)	(676,306)	(314,721)	(33,035)	(913,246)	(83,486)

Net investment income (loss)	1,742,938	(202,662)	(2,900,851)	283,650	141,761	6,374	112,847	(51,953)
Realized gain (loss) on investments	3,406,579	1,995,541	(802,650)	669,340	(1,511,158)	(40,773)	(4,777,350)	652,957
Change in unrealized gain (loss) on investments	(155,049)	(581,637)	13,877,082	7,772,708	5,438,720	444,109	14,314,528	790,190

Net gain (loss) on investments	3,251,530	1,413,904	13,074,432	8,442,048	3,927,562	403,336	9,537,178	1,443,147

Reinvested capital gains	10,995,269	1,797,861	19,110,143	165,187	78,550	7,823	201,418	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,989,737	3,009,103	29,283,724	8,890,885	4,147,873	417,533	9,851,443	1,391,194

Investment Activity:	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3	FTVFA2
Reinvested dividends	$8,978,151	932,892	1,058,904	394,282	98,990	2,104,898	7,232,019	651,082
Mortality and expense risk charges (note 2)	(2,155,805)	(897,056)	(2,230,794)	(426,160)	(49,119)	(1,137,781)	(1,687,831)	(388,559)

Net investment income (loss)	6,822,346	35,836	(1,171,890)	(31,878)	49,871	967,117	5,544,188	262,523
Realized gain (loss) on investments	(2,916,245)	2,477,217	16,268,277	(589,789)	22,237	2,496,917	648,807	540,184
Change in unrealized gain (loss) on investments	10,652,790	3,097,048	6,646,397	3,471,324	440,345	7,282,591	7,896,335	2,301,201

Net gain (loss) on investments	7,736,545	5,574,265	22,914,674	2,881,535	462,582	9,779,508	8,545,142	2,841,385

Reinvested capital gains	-	-	-	-	-	-	182,992	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,558,891	5,610,101	21,742,784	2,849,657	512,453	10,746,625	14,272,322	3,103,908

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS	OVB	OVGS3
Reinvested dividends	$4,924,127	-	71	-	56,875	530,976	1,701,235	1,071,665
Mortality and expense risk charges (note 2)	(2,786,020)	(183)	(199)	(58,692)	(386,719)	(528,146)	(468,473)	(667,359)

Net investment income (loss)	2,138,107	(183)	(128)	(58,692)	(329,844)	2,830	1,232,762	404,306
Realized gain (loss) on investments	(6,292,415)	232	1,306	32,910	(643,106)	(2,325,747)	(2,827,125)	382,645
Change in unrealized gain (loss) on investments	9,166,168	1,299	1,381	346,122	3,383,957	6,415,498	4,541,965	8,352,205

Net gain (loss) on investments	2,873,753	1,531	2,687	379,032	2,740,851	4,089,751	1,714,840	8,734,850

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,011,860	1,348	2,559	320,340	2,411,007	4,092,581	2,947,602	9,139,156

Investment Activity:	OVGS4	OVGS	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,198,500	2,228,927	139,285	123,584	1,389,435	25,251	173,492	-
Mortality and expense risk charges (note 2)	(913,955)	(1,390,162)	(103,492)	(162,854)	(3,619,047)	(58,695)	(847,643)	(139,831)

Net investment income (loss)	284,545	838,765	35,793	(39,270)	(2,229,612)	(33,444)	(674,151)	(139,831)
Realized gain (loss) on investments	(1,677,194)	7,742,844	151,570	240,657	(467,277)	346,914	5,013,335	154,044
Change in unrealized gain (loss) on investments	12,162,381	9,963,594	1,098,903	1,504,611	32,867,877	315,018	3,353,514	1,469,772

Net gain (loss) on investments	10,485,187	17,706,438	1,250,473	1,745,268	32,400,600	661,932	8,366,849	1,623,816

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,769,732	18,545,203	1,286,266	1,705,998	30,170,988	628,488	7,692,698	1,483,985

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PVGIB	PVTIGB
Reinvested dividends	$-	-	492,893	1,149,467	5,509,289	3,121,829	48,232	8,144
Mortality and expense risk charges (note 2)	(1,479)	(23,537)	(69,353)	(335,991)	(4,858,609)	(1,971,045)	(41,093)	(5,406)

Net investment income (loss)	(1,479)	(23,537)	423,540	813,476	650,680	1,150,784	7,139	2,738
Realized gain (loss) on investments	285	2,879	9,812	535,080	924,447	57,378	(333,740)	(52,884)
Change in unrealized gain (loss) on investments	11,186	151,271	153,142	(1,086,348)	10,401,166	3,860,783	733,390	117,212

Net gain (loss) on investments	11,471	154,150	162,954	(551,268)	11,325,613	3,918,161	399,650	64,328

Reinvested capital gains	-	-	-	518,077	-	3,544,898	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,992	130,613	586,494	780,285	11,976,293	8,613,843	406,789	67,066

Investment Activity:	PVTVB	ACEG2	VYDS	TRHS2	VWHAS	VWBF	VWEM	VWHA
Reinvested dividends	$9,711	-	3,723	-	65,867	251,712	-	427,502
Mortality and expense risk charges (note 2)	(36,985)	(57,829)	(4,800)	(686,038)	(75,901)	(192,501)	(324,663)	(782,238)

Net investment income (loss)	(27,274)	(57,829)	(1,077)	(686,038)	(10,034)	59,211	(324,663)	(354,736)
Realized gain (loss) on investments	79,673	(41,285)	(803)	1,426,849	(2,703)	(133,179)	(1,519,560)	1,552,201
Change in unrealized gain (loss) on investments	251,531	(141,196)	53,047	7,738,204	403,566	460,132	6,660,836	(5,574,871)

Net gain (loss) on investments	331,204	(182,481)	52,244	9,165,053	400,863	326,953	5,141,276	(4,022,670)

Reinvested capital gains	-	-	-	1,043,394	109,899	158,772	-	2,563,706

Net increase (decrease) in contract owners’ equity resulting from operations	$303,930	(240,310)	51,167	9,522,409	500,728	544,936	4,816,613	(1,813,700)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	WRASP	WRHIP	WRMCG	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF
Reinvested dividends	$1,212,200	5,974	-	11,326	68,462	134,476	21,505	-
Mortality and expense risk charges (note 2)	(1,696,888)	(113,227)	(30,622)	(5,631)	(36,766)	(75,962)	(12,303)	(524)

Net investment income (loss)	(484,688)	(107,253)	(30,622)	5,695	31,696	58,514	9,202	(524)
Realized gain (loss) on investments	898,488	107,527	(9,484)	(731)	(3,223)	(24,782)	(2,822)	1,166
Change in unrealized gain (loss) on investments	16,358,539	898,489	359,730	39,608	501,688	1,295,887	126,062	4,931

Net gain (loss) on investments	17,257,027	1,006,016	350,246	38,877	498,465	1,271,105	123,240	6,097

Reinvested capital gains	-	-	12,611	35,666	196,645	441,576	66,185	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,772,339	898,763	332,235	80,238	726,806	1,771,195	198,627	5,573

Investment Activity:	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	JAGTS2	JAIGS2	VFMG2
Reinvested dividends	$248	-	71	4,359	-	-	-	12,916
Mortality and expense risk charges (note 2)	(3,439)	(539,310)	(90)	(3,770)	(857)	(64,891)	(442,260)	(29,437)

Net investment income (loss)	(3,191)	(539,310)	(19)	589	(857)	(64,891)	(442,260)	(16,521)
Realized gain (loss) on investments	8,799	1,172,522	(581)	321	3,068	814,110	2,355,718	(289,770)
Change in unrealized gain (loss) on investments	27,797	(589,315)	1,613	7,550	3,305	1,264,910	8,375,770	349,749

Net gain (loss) on investments	36,596	583,207	1,032	7,871	6,373	2,079,020	10,731,488	59,979

Reinvested capital gains	91	1,636,874	-	5,572	3,480	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,496	1,680,771	1,013	14,032	8,996	2,014,129	10,289,228	43,458

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AVCA2	AVCD2	VWBFR	VWEMR	VWHAR	OVHI3	OVHI4	OVHI
Reinvested dividends	$-	-	124,972	-	-	97,257	983,966	3,187
Mortality and expense risk charges (note 2)	(32,047)	(126,084)	(24,809)	(59,389)	(289,294)	(5,923)	(80,142)	(197)

Net investment income (loss)	(32,047)	(126,084)	100,163	(59,389)	(289,294)	91,334	903,824	2,990
Realized gain (loss) on investments	(342,665)	5,254,486	79,263	2,130,804	(5,416,237)	(71,063)	(593,671)	(47,209)
Change in unrealized gain (loss) on investments	1,202,582	(2,195,190)	(149,144)	90,670	4,221,023	39,989	364,056	46,555

Net gain (loss) on investments	859,917	3,059,296	(69,881)	2,221,474	(1,195,214)	(31,074)	(229,615)	(654)

Reinvested capital gains	-	-	78,829	-	4,042,343	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$827,870	2,933,212	109,111	2,162,085	2,557,835	60,260	674,209	2,336

Investment Activity:	OVHIS	ACVU2	AVBV2
Reinvested dividends	$393,915	-	-
Mortality and expense risk charges (note 2)	(29,394)	(29)	(23)

Net investment income (loss)	364,521	(29)	(23)
Realized gain (loss) on investments	(6,266,756)	1,983	652
Change in unrealized gain (loss) on investments	6,166,243	(1,235)	(133)

Net gain (loss) on investments	(100,513)	748	519

Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$264,008	719	496

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		ALMCS		ALVDAB		AFGF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(868,382)	69,045,778	(4,669)	(5,149)	(9,240)	-	(26,584)	(47,382)
Realized gain (loss) on investments	138,736,108	(726,415)	(51,583)	(109,103)	438	-	137,504	107,972
Change in unrealized gain (loss) on investments	2,715,330,029	(953,196,565)	113,711	66,458	61,461	-	1,485,565	(602,435)
Reinvested capital gains	391,317,868	85,173,364	-	-	404	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,244,515,623	(799,703,838)	57,459	(47,794)	53,063	-	1,596,485	(541,845)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,330,208,480	6,928,864,729	-	-	1,883,778	-	17,280	23,378
Transfers between funds	-	-	(21,165)	390	62,903	-	(65,976)	(68,084)
Redemptions	(3,178,018,419)	(2,865,907,300)	(27,091)	(11,918)	(8,605)	-	(590,226)	(627,123)
Annuity benefits	(1,609,188)	(1,665,603)	-	-	-	-	(641)	(641)
Contract maintenance charges (note 2)	(195,320,379)	(112,337,217)	(5)	(5)	-	-	(3,313)	(3,784)
Contingent deferred sales charges (note 2)	(20,085,587)	(20,837,633)	-	-	-	-	(147)	(493)
Adjustments to maintain reserves	(599,214)	(36,260)	4	(10)	10	-	542	403

Net equity transactions	934,575,693	3,928,080,716	(48,257)	(11,543)	1,938,086	-	(642,481)	(676,344)

Net change in contract owners’ equity	4,179,091,316	3,128,376,878	9,202	(59,337)	1,991,149	-	954,004	(1,218,189)
Contract owners’ equity beginning of period	29,793,903,432	26,665,526,554	393,138	452,475	-	-	9,763,807	10,981,996

Contract owners’ equity end of period	$33,972,994,748	29,793,903,432	402,340	393,138	1,991,149	-	10,717,811	9,763,807

CHANGES IN UNITS:
Beginning units	2,517,758,479	2,109,588,057	32,647	34,119	-	-	133,488	142,179
Units purchased	707,765,795	978,929,071	7,017	11,920	197,949	-	213	323
Units redeemed	(585,251,583)	(570,758,649)	(10,562)	(13,392)	(1,248)	-	(8,085)	(9,014)

Ending units	2,640,272,691	2,517,758,479	29,102	32,647	196,701	-	125,616	133,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AFHY		AVPAP2		AFGC		MLVGA3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$101,145	115,165	97,105	-	(1,282)	8,422	8,128	1,179,795
Realized gain (loss) on investments	75,394	(14,852)	(1)	-	15,531	5,208	876,600	749,851
Change in unrealized gain (loss) on investments	3,862	(38,230)	8,806	-	(36,013)	34,133	9,286,107	(11,963,314)
Reinvested capital gains	-	-	-	-	32,139	28,110	505,553	3,122,639

Net increase (decrease) in contract owners’ equity resulting from operations	180,401	62,083	105,910	-	10,375	75,873	10,676,388	(6,911,029)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,418	5,320	12,416,356	-	243	295	32,521,177	36,668,257
Transfers between funds	(960)	34,491	638,055	-	(67,812)	-	(1,839,954)	18,403,568
Redemptions	(34,272)	(75,948)	(54)	-	(69,830)	(71,880)	(10,954,494)	(9,998,731)
Annuity benefits	(1,401)	(1,378)	-	-	(241)	(239)	-	-
Contract maintenance charges (note 2)	(528)	(626)	-	-	(648)	(759)	(10,704)	(7,709)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(46,330)	(41,574)
Adjustments to maintain reserves	820	1,582	(30)	-	160	143	(604)	(388)

Net equity transactions	(34,923)	(36,559)	13,054,327	-	(138,128)	(72,440)	19,669,091	45,023,423

Net change in contract owners’ equity	145,478	25,524	13,160,237	-	(127,753)	3,433	30,345,479	38,112,394
Contract owners’ equity beginning of period	1,811,691	1,786,167	-	-	1,223,501	1,220,068	123,669,985	85,557,591

Contract owners’ equity end of period	$1,957,169	1,811,691	13,160,237	-	1,095,748	1,223,501	154,015,464	123,669,985

CHANGES IN UNITS:
Beginning units	37,304	37,078	-	-	34,457	36,578	10,016,317	6,572,107
Units purchased	104,321	90,954	1,300,946	-	7	9	3,778,528	5,150,285
Units redeemed	(105,771)	(90,728)	(5)	-	(3,876)	(2,130)	(2,264,223)	(1,706,075)

Ending units	35,854	37,304	1,300,941	-	30,588	34,457	11,530,622	10,016,317

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	CHSMM		DSIF		DSIFS		DSRG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(121,636)	(120,529)	1,457,608	1,082,230	392,139	129,878	(207,312)	(176,425)
Realized gain (loss) on investments	-	-	8,840,652	9,814,474	(550,789)	(515,046)	2,295,367	1,091,291
Change in unrealized gain (loss) on investments	-	1	7,681,337	(10,918,941)	9,983,889	(50,354)	1,986,545	(981,875)
Reinvested capital gains	-	-	10,738,166	1,562,507	5,772,701	731,611	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(121,636)	(120,528)	28,717,763	1,540,270	15,597,940	296,089	4,074,600	(67,009)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,508,129	5,899,031	3,065,443	3,396,610	19,021,454	19,668,645	688,977	744,087
Transfers between funds	(3,233,511)	(2,113,449)	(1,571,346)	(6,861,391)	(3,519,032)	(1,130,490)	(191,678)	(416,395)
Redemptions	(4,770,359)	(3,082,925)	(31,854,859)	(31,422,859)	(13,537,724)	(13,755,888)	(5,313,891)	(6,194,893)
Annuity benefits	-	(18,553)	(61,740)	(66,675)	(35,545)	(37,700)	(2,701)	(2,620)
Contract maintenance charges (note 2)	(523)	(601)	(127,839)	(140,380)	(345,677)	(174,722)	(33,795)	(38,053)
Contingent deferred sales charges (note 2)	-	-	(22,120)	(38,071)	(68,980)	(94,351)	(7,779)	(5,122)
Adjustments to maintain reserves	37	17	136	1,853	(1,308)	(1,832)	154	(22)

Net equity transactions	(3,496,227)	683,520	(30,572,325)	(35,130,913)	1,513,188	4,473,662	(4,860,713)	(5,913,018)

Net change in contract owners’ equity	(3,617,863)	562,992	(1,854,562)	(33,590,643)	17,111,128	4,769,751	(786,113)	(5,980,027)
Contract owners’ equity beginning of period	14,443,732	13,880,740	210,978,801	244,569,444	114,015,519	109,245,768	39,114,157	45,094,184

Contract owners’ equity end of period	$10,825,869	14,443,732	209,124,239	210,978,801	131,126,647	114,015,519	38,328,044	39,114,157

CHANGES IN UNITS:
Beginning units	1,391,226	1,300,472	7,343,204	8,556,559	7,723,730	7,353,016	1,619,263	1,858,295
Units purchased	915,325	1,237,541	352,615	389,033	2,628,249	2,908,956	52,434	71,852
Units redeemed	(1,258,603)	(1,146,787)	(1,322,098)	(1,602,388)	(2,467,327)	(2,538,242)	(236,142)	(310,884)

Ending units	1,047,948	1,391,226	6,373,721	7,343,204	7,884,652	7,723,730	1,435,555	1,619,263

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVGMNS		HVIE		HVSIT		IVMCC2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,312)	-	(640)	33,356	(275,887)	(89,513)	(7,713)	-
Realized gain (loss) on investments	46	-	(100,939)	2,752	282,761	(8,647)	(227)	-
Change in unrealized gain (loss) on investments	13,126	-	1,065,413	(532,366)	3,353,709	(86,148)	58,225	-
Reinvested capital gains	672	-	-	-	-	-	7,869	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,532	-	963,834	(496,258)	3,360,583	(184,308)	58,154	-

Equity transactions:
Purchase payments received from contract owners (note 3)	525,929	-	2,964,602	3,677,562	5,933,771	6,391,741	1,015,995	-
Transfers between funds	38,549	-	(77,278)	2,682,926	(87,207)	7,402,818	467,222	-
Redemptions	(5,842)	-	(559,480)	(78,605)	(660,379)	(231,292)	(14,181)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(53,651)	(5,005)	(113,462)	(12,964)	(1,207)	-
Contingent deferred sales charges (note 2)	(213)	-	(8,428)	(88)	(8,601)	(4,839)	(43)	-
Adjustments to maintain reserves	(19)	-	(12,722)	(102)	(308)	(98)	(45)	-

Net equity transactions	558,404	-	2,253,043	6,276,688	5,063,814	13,545,366	1,467,741	-

Net change in contract owners’ equity	570,936	-	3,216,877	5,780,430	8,424,397	13,361,058	1,525,895	-
Contract owners’ equity beginning of period	-	-	6,042,943	262,513	13,876,653	515,595	-	-

Contract owners’ equity end of period	$570,936	-	9,259,820	6,042,943	22,301,050	13,876,653	1,525,895	-

CHANGES IN UNITS:
Beginning units	-	-	672,762	25,460	1,261,261	45,685	-	-
Units purchased	57,507	-	486,457	674,086	1,124,800	1,424,829	157,701	-
Units redeemed	(1,539)	-	(242,204)	(26,784)	(707,856)	(209,253)	(4,169)	-

Ending units	55,968	-	917,015	672,762	1,678,205	1,261,261	153,532	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IVKMG2		JPMMV1		JABS		JACAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(235,579)	-	(30,973)	1,488	133,562	109,249	(1,249,124)	(1,490,840)
Realized gain (loss) on investments	(159,601)	-	518,272	821,086	(143,799)	191,639	(162,263)	(2,104,706)
Change in unrealized gain (loss) on investments	(336,503)	-	934,965	(774,058)	446,216	(843,088)	25,949,401	(5,636,839)
Reinvested capital gains	6,819	-	-	-	817,709	566,308	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(724,864)	-	1,422,264	48,516	1,253,688	24,108	24,538,014	(9,232,385)

Equity transactions:
Purchase payments received from contract owners (note 3)	412,549	-	228,612	43,629	36,509	101,300	14,847,992	19,549,331
Transfers between funds	23,476,825	-	3,530,039	573,079	860,490	26,667	2,891,518	(15,615,474)
Redemptions	(1,677,803)	-	(752,613)	(1,457,349)	(1,231,066)	(2,267,313)	(11,597,332)	(10,902,517)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(73,943)	-	(3,007)	(2,558)	(912)	(990)	(560,583)	(342,751)
Contingent deferred sales charges (note 2)	(13,754)	-	(839)	(1,168)	(793)	(3,097)	(87,428)	(79,193)
Adjustments to maintain reserves	(778)	-	(106)	(52)	(108)	(251)	(1,361)	(1,561)

Net equity transactions	22,123,096	-	3,002,086	(844,419)	(335,880)	(2,143,684)	5,492,806	(7,392,165)

Net change in contract owners’ equity	21,398,232	-	4,424,350	(795,903)	917,808	(2,119,576)	30,030,820	(16,624,550)
Contract owners’ equity beginning of period	-	-	5,854,364	6,650,267	10,841,461	12,961,037	111,237,782	127,862,332

Contract owners’ equity end of period	$21,398,232	-	10,278,714	5,854,364	11,759,269	10,841,461	141,268,602	111,237,782

CHANGES IN UNITS:
Beginning units	-	-	404,489	463,358	655,718	781,885	8,157,179	8,528,417
Units purchased	2,554,821	-	318,277	108,536	101,324	144,938	2,927,685	2,494,702
Units redeemed	(353,468)	-	(125,130)	(167,405)	(119,775)	(271,105)	(2,553,083)	(2,865,940)

Ending units	2,201,353	-	597,636	404,489	637,267	655,718	8,531,781	8,157,179

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS		JAIGS		MIGSC		MNDSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(178,769)	(26,666)	(263,818)	(72,339)	(120,648)	(145,396)	(11,114)	-
Realized gain (loss) on investments	722,606	108,743	(2,758,370)	697,687	658,949	520,546	(2,784)	-
Change in unrealized gain (loss) on investments	(386,687)	(275,263)	(8,234,841)	(3,494,518)	312,080	(460,050)	46,713	-
Reinvested capital gains	-	-	9,366,961	73,862	437,026	-	72,688	-

Net increase (decrease) in contract owners’ equity resulting from operations	157,150	(193,186)	(1,890,068)	(2,795,308)	1,287,407	(84,900)	105,503	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,683,387	-	1,841,470	-	118,124	84,705	1,086,920	-
Transfers between funds	14,842,401	(47,704)	82,450,932	(332,117)	(434,498)	(386,434)	1,392,940	-
Redemptions	(1,110,909)	(211,711)	(6,933,784)	(1,015,321)	(2,206,573)	(2,227,412)	(31,399)	-
Annuity benefits	(449)	(461)	(11,180)	-	-	-	-	-
Contract maintenance charges (note 2)	(3,414)	(1,735)	(13,829)	(3,907)	(1,078)	(1,166)	(2,197)	-
Contingent deferred sales charges (note 2)	(1,980)	(121)	(30,108)	(724)	(3,605)	(10,543)	(73)	-
Adjustments to maintain reserves	(3,526)	(695)	(102,897)	(121)	(3,887)	(442)	(55)	-

Net equity transactions	15,405,510	(262,427)	77,200,604	(1,352,190)	(2,531,517)	(2,541,292)	2,446,136	-

Net change in contract owners’ equity	15,562,660	(455,613)	75,310,536	(4,147,498)	(1,244,110)	(2,626,192)	2,551,639	-
Contract owners’ equity beginning of period	1,755,826	2,211,439	5,139,442	9,286,940	9,464,140	12,090,332	-	-

Contract owners’ equity end of period	$17,318,486	1,755,826	80,449,978	5,139,442	8,220,030	9,464,140	2,551,639	-

CHANGES IN UNITS:
Beginning units	378,492	429,603	391,151	470,786	638,301	809,425	-	-
Units purchased	2,703,521	-	5,034,442	4,058	85,002	112,082	293,271	-
Units redeemed	(679,788)	(51,111)	(1,186,406)	(83,693)	(242,886)	(283,206)	(43,172)	-

Ending units	2,402,225	378,492	4,239,187	391,151	480,417	638,301	250,099	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MVFSC		MVIVSC		MSVFI		MSVF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(750,140)	(1,453,951)	(54,039)	(118,611)	47,324	37,813	548,234	403,201
Realized gain (loss) on investments	21,454,078	12,847,215	826,506	346,428	55,941	(403)	353,338	(12,527)
Change in unrealized gain (loss) on investments	18,997,367	(17,119,075)	8,039,702	(1,804,417)	8,816	30,757	535,842	422,448
Reinvested capital gains	2,388,656	1,274,247	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,089,961	(4,451,564)	8,812,169	(1,576,600)	112,081	68,167	1,437,414	813,122

Equity transactions:
Purchase payments received from contract owners (note 3)	20,769,221	33,239,620	18,099,412	24,913,927	15,352	24,813	110,504	224,748
Transfers between funds	(29,136,073)	(13,983,358)	4,486,866	12,845,954	30,512	17,119	(83,468)	(1,258,799)
Redemptions	(40,523,464)	(36,189,614)	(3,003,388)	(1,063,394)	(329,097)	(497,769)	(2,756,267)	(2,787,979)
Annuity benefits	(6,559)	(6,096)	-	-	-	-	(7,711)	(7,537)
Contract maintenance charges (note 2)	(1,467,206)	(1,136,632)	(502,127)	(133,248)	(484)	(542)	(23,111)	(22,307)
Contingent deferred sales charges (note 2)	(213,614)	(283,580)	(32,725)	(9,665)	(63)	(881)	(10,791)	(10,959)
Adjustments to maintain reserves	(1,221)	(695)	(659)	(703)	(10)	(59)	(352)	(448)

Net equity transactions	(50,578,916)	(18,360,355)	19,047,379	36,552,871	(283,790)	(457,319)	(2,771,196)	(3,863,281)

Net change in contract owners’ equity	(8,488,955)	(22,811,919)	27,859,548	34,976,271	(171,709)	(389,152)	(1,333,782)	(3,050,159)
Contract owners’ equity beginning of period	317,203,619	340,015,538	50,011,075	15,034,804	1,592,352	1,981,504	19,892,492	22,942,651

Contract owners’ equity end of period	$308,714,664	317,203,619	77,870,623	50,011,075	1,420,643	1,592,352	18,558,710	19,892,492

CHANGES IN UNITS:
Beginning units	19,464,081	20,429,012	4,818,705	1,400,680	139,216	180,620	1,719,934	2,060,566
Units purchased	3,204,311	4,814,723	3,218,364	4,208,756	36,116	44,314	169,763	177,271
Units redeemed	(6,069,568)	(5,779,654)	(1,469,018)	(790,731)	(60,345)	(85,718)	(400,726)	(517,903)

Ending units	16,598,824	19,464,081	6,568,051	4,818,705	114,987	139,216	1,488,971	1,719,934

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSEM		MSEMB		VKVGR2		MSVRE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$53,000	81,900	13,471	21,703	(205)	120	(181)	(246)
Realized gain (loss) on investments	83,327	(17,129)	13,137	(5,537)	15	(932)	1,327	16,620
Change in unrealized gain (loss) on investments	399,647	100,551	124,714	26,669	4,157	-	4,271	(13,932)
Reinvested capital gains	-	41,069	-	11,623	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	535,974	206,391	151,322	54,458	3,967	(812)	5,417	2,442

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	(290)	(5,026)
Transfers between funds	(55,969)	(103,024)	(36,747)	(22,519)	55,729	923	116	(9,705)
Redemptions	(663,484)	(524,425)	(123,745)	(145,671)	-	(111)	-	122
Annuity benefits	-	-	-	-	-	-	(2,964)	(10,076)
Contract maintenance charges (note 2)	(1,974)	(2,167)	(194)	(202)	-	-	174	-
Contingent deferred sales charges (note 2)	(191)	(425)	(69)	(31)	-	-	-	-
Adjustments to maintain reserves	(128)	(78)	(67)	(115)	(2)	-	(3,173)	(349)

Net equity transactions	(721,746)	(630,119)	(160,822)	(168,538)	55,727	812	(6,137)	(25,034)

Net change in contract owners’ equity	(185,772)	(423,728)	(9,500)	(114,080)	59,694	-	(720)	(22,592)
Contract owners’ equity beginning of period	3,579,650	4,003,378	1,015,627	1,129,707	-	-	35,079	57,671

Contract owners’ equity end of period	$3,393,878	3,579,650	1,006,127	1,015,627	59,694	-	34,359	35,079

CHANGES IN UNITS:
Beginning units	146,190	172,642	47,925	56,191	-	-	-	312
Units purchased	-	-	652	3,278	6,184	592	9	-
Units redeemed	(27,053)	(26,452)	(7,693)	(11,544)	-	(592)	(9)	(312)

Ending units	119,137	146,190	40,884	47,925	6,184	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVREB		NVAMV1		NVAMV2		GVAAA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(40)	(52)	(199,091)	146,762	(1,107,937)	(95,811)	(8,338,498)	(8,748,128)
Realized gain (loss) on investments	1,393	1,852	721,869	263,334	1,648,201	1,161,400	2,290,785	179,686
Change in unrealized gain (loss) on investments	(832)	(1,461)	3,809,786	(891,778)	11,016,530	(3,017,896)	447,347,736	(16,676,602)
Reinvested capital gains	-	-	2,037,600	137,253	5,941,559	380,763	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	521	339	6,370,164	(344,429)	17,498,353	(1,571,544)	441,300,023	(25,245,044)

Equity transactions:
Purchase payments received from contract owners (note 3)	(39,125)	39,388	707,015	1,083,684	7,568,117	14,533,385	555,891,246	1,022,701,603
Transfers between funds	39,208	(39,388)	(2,237,375)	(4,593,749)	(13,306,562)	(8,210,128)	(794,538)	(19,901,350)
Redemptions	-	-	(8,009,308)	(8,757,056)	(15,656,987)	(16,344,346)	(162,680,418)	(89,968,002)
Annuity benefits	(772)	(4,488)	(3,039)	(6,521)	(17,994)	(10,473)	(3,539)	(2,813)
Contract maintenance charges (note 2)	(2)	-	(23,606)	(26,400)	(519,924)	(373,450)	(31,014,092)	(17,081,920)
Contingent deferred sales charges (note 2)	-	-	(12,827)	(20,419)	(102,646)	(169,835)	(1,925,134)	(1,586,944)
Adjustments to maintain reserves	39	297	305	10,944	(2,308)	7,749	(3,790)	11,723

Net equity transactions	(652)	(4,191)	(9,578,835)	(12,309,517)	(22,038,304)	(10,567,098)	359,469,735	894,172,297

Net change in contract owners’ equity	(131)	(3,852)	(3,208,671)	(12,653,946)	(4,539,951)	(12,138,642)	800,769,758	868,927,253
Contract owners’ equity beginning of period	4,945	8,797	52,140,929	64,794,875	147,342,084	159,480,726	3,003,377,639	2,134,450,386

Contract owners’ equity end of period	$4,814	4,945	48,932,258	52,140,929	142,802,133	147,342,084	3,804,147,397	3,003,377,639

CHANGES IN UNITS:
Beginning units	27	27	3,763,621	4,645,835	10,757,342	11,529,269	298,878,335	211,427,824
Units purchased	3,308	3,393	90,321	190,825	1,096,504	2,206,410	64,730,700	108,345,137
Units redeemed	(3,308)	(3,393)	(732,333)	(1,073,039)	(2,609,098)	(2,978,337)	(31,751,402)	(20,894,626)

Ending units	27	27	3,121,609	3,763,621	9,244,748	10,757,342	331,857,633	298,878,335

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$7,498,446	3,908,167	(862,120)	(722,081)	(2,891,341)	(2,618,040)	(6,605,075)	(6,805,173)
Realized gain (loss) on investments	1,371,324	(1,256,608)	(2,448,582)	(1,933,212)	(6,153,775)	(4,169,992)	(861,974)	(3,749,693)
Change in unrealized gain (loss) on investments	27,197,053	33,880,415	27,321,376	(9,782,123)	40,496,020	(5,714,866)	166,394,063	(23,884,988)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,066,823	36,531,974	24,010,674	(12,437,416)	31,450,904	(12,502,898)	158,927,014	(34,439,854)

Equity transactions:
Purchase payments received from contract owners (note 3)	218,970,652	285,562,009	16,473,773	26,636,675	25,867,731	39,921,287	229,516,424	294,865,946
Transfers between funds	52,628,071	(16,771,794)	(3,349,337)	1,437,876	(15,951,353)	2,035,175	(42,981,040)	(2,762,862)
Redemptions	(86,431,007)	(45,389,095)	(10,357,687)	(10,836,924)	(16,607,631)	(17,512,597)	(83,952,247)	(36,401,236)
Annuity benefits	(34,683)	(8,783)	(7,605)	(6,220)	(4,750)	(4,604)	(2,114)	(1,723)
Contract maintenance charges (note 2)	(8,552,540)	(5,087,949)	(623,287)	(343,966)	(887,303)	(546,272)	(8,657,851)	(4,760,859)
Contingent deferred sales charges (note 2)	(702,188)	(834,019)	(92,408)	(100,775)	(134,622)	(146,169)	(701,559)	(758,413)
Adjustments to maintain reserves	(2,749)	8,251	(919)	246	(956)	(1,575)	(3,843)	(8,140)

Net equity transactions	175,875,556	217,478,620	2,042,530	16,786,912	(7,718,884)	23,745,245	93,217,770	250,172,713

Net change in contract owners’ equity	211,942,379	254,010,594	26,053,204	4,349,496	23,732,020	11,242,347	252,144,784	215,732,859
Contract owners’ equity beginning of period	1,024,636,255	770,625,661	116,531,942	112,182,446	203,065,667	191,823,320	1,005,300,580	789,567,721

Contract owners’ equity end of period	$1,236,578,634	1,024,636,255	142,585,146	116,531,942	226,797,687	203,065,667	1,257,445,364	1,005,300,580

CHANGES IN UNITS:
Beginning units	91,572,178	71,841,137	11,697,772	10,053,778	21,925,386	19,445,092	125,082,554	94,709,952
Units purchased	30,111,228	34,301,944	2,742,837	4,450,308	4,106,547	7,194,972	32,142,445	43,246,817
Units redeemed	(15,034,268)	(14,570,903)	(2,537,602)	(2,806,314)	(4,853,312)	(4,714,678)	(21,788,014)	(12,874,215)

Ending units	106,649,138	91,572,178	11,903,007	11,697,772	21,178,621	21,925,386	135,436,985	125,082,554

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		HIBF		HIBF3		GEM		GEM2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	392,123	535,443	6,458,219	5,630,792	(1,917)	(2,787)	(14,700)	(17,020)
Realized gain (loss) on investments		(184,587)	(418,585)	854,689	3,775,393	(55,685)	(39,549)	(245,677)	(27,864)
Change in unrealized gain (loss) on investments		585,028	72,641	3,950,323	(7,065,820)	100,996	(57,044)	437,185	(377,713)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		792,564	189,499	11,263,231	2,340,365	43,394	(99,380)	176,808	(422,597)

Equity transactions:
Purchase payments received from contract owners (note 3)		29	88	9,123,520	8,068,539	-	-	(49)	-
Transfers between funds		(302,180)	(405,304)	(5,804,309)	1,732,584	(20,766)	(38,817)	(82,436)	(24,169)
Redemptions		(1,280,655)	(1,796,036)	(10,697,689)	(10,518,180)	(109,494)	(45,592)	(278,702)	(268,987)
Annuity benefits		(305)	(277)	(10,309)	(9,871)	(552)	(641)	-	-
Contract maintenance charges (note 2)		(979)	(1,095)	(6,897)	(6,233)	(112)	(135)	(325)	(424)
Contingent deferred sales charges (note 2)		(468)	(6,939)	(56,633)	(55,427)	(1)	(3)	(163)	(206)
Adjustments to maintain reserves		(264)	(254)	(788)	(469)	(311)	(378)	(47)	(97)

Net equity transactions		(1,584,822)	(2,209,817)	(7,453,105)	(789,057)	(131,236)	(85,566)	(361,722)	(293,883)

Net change in contract owners’ equity		(792,258)	(2,020,318)	3,810,126	1,551,308	(87,842)	(184,946)	(184,914)	(716,480)
Contract owners’ equity beginning of period		6,839,009	8,859,327	97,202,206	95,650,898	297,368	482,314	1,272,348	1,988,828

Contract owners’ equity end of period	$	6,046,751	6,839,009	101,012,332	97,202,206	209,526	297,368	1,087,434	1,272,348

CHANGES IN UNITS:
Beginning units		405,899	540,532	7,233,930	7,280,016	14,503	18,106	44,117	52,785
Units purchased		25,324	98,053	4,079,407	5,368,529	-	-	284	6,775
Units redeemed		(113,815)	(232,686)	(4,651,621)	(5,414,615)	(5,886)	(3,603)	(11,742)	(15,443)

Ending units		317,408	405,899	6,661,716	7,233,930	8,617	14,503	32,659	44,117

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GEM3		GEM6		GIG		GIG3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(204,875)	(203,521)	(661,084)	(588,128)	(160)	12	(131,392)	(27,196)
Realized gain (loss) on investments	(1,521,297)	(7,675,076)	(112,087)	(9,626,946)	1,059	1,071	796,615	(367,298)
Change in unrealized gain (loss) on investments	5,076,471	(1,496)	7,071,298	(3,988,277)	4,074	(5,750)	2,629,444	(2,872,659)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,350,299	(7,880,093)	6,298,127	(14,203,351)	4,973	(4,667)	3,294,667	(3,267,153)

Equity transactions:
Purchase payments received from contract owners (note 3)	526,430	1,215,053	8,201,646	8,115,744	(1)	-	338,218	374,330
Transfers between funds	(1,443,011)	(4,735,882)	(303,727)	(6,626,973)	3	-	(822,168)	68,727
Redemptions	(3,680,267)	(5,376,932)	(5,713,863)	(6,914,453)	(2,680)	(3,192)	(3,685,324)	(4,855,542)
Annuity benefits	(2,519)	(5,571)	(1,942)	-	-	-	(6,662)	(7,239)
Contract maintenance charges (note 2)	(11,372)	(14,203)	(6,353)	(6,825)	(28)	(36)	(11,280)	(12,937)
Contingent deferred sales charges (note 2)	(4,444)	(13,866)	(46,339)	(54,086)	-	-	(2,895)	(5,979)
Adjustments to maintain reserves	(2,146)	442	(1,320)	(754)	2	(31)	(669)	13,825

Net equity transactions	(4,617,329)	(8,930,959)	2,128,102	(5,487,347)	(2,704)	(3,259)	(4,190,780)	(4,424,815)

Net change in contract owners’ equity	(1,267,030)	(16,811,052)	8,426,229	(19,690,698)	2,269	(7,926)	(896,113)	(7,691,968)
Contract owners’ equity beginning of period	23,472,677	40,283,729	43,888,708	63,579,406	35,746	43,672	25,375,025	33,066,993

Contract owners’ equity end of period	$22,205,647	23,472,677	52,314,937	43,888,708	38,015	35,746	24,478,912	25,375,025

CHANGES IN UNITS:
Beginning units	1,075,051	1,413,626	2,598,477	2,890,791	3,386	3,675	1,510,544	1,753,932
Units purchased	146,794	164,028	1,061,571	832,414	-	-	39,976	163,083
Units redeemed	(342,885)	(502,603)	(954,916)	(1,124,728)	(218)	(289)	(272,782)	(406,471)

Ending units	878,960	1,075,051	2,705,132	2,598,477	3,168	3,386	1,277,738	1,510,544

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVIE6		NVNMO1		NVNMO2		NVNSR1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(243,715)	(92,134)	44,582	(679,303)	(39,904)	(259,705)	(548)	(13,457)
Realized gain (loss) on investments	851,907	940,738	1,080,857	1,984,473	(455,722)	(94,216)	7,638	371,873
Change in unrealized gain (loss) on investments	2,479,899	(3,620,754)	4,089,975	(13,163,847)	2,125,262	(3,503,958)	199,359	(540,513)
Reinvested capital gains	-	-	5,060,113	677,844	1,691,067	204,746	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,088,091	(2,772,150)	10,275,527	(11,180,833)	3,320,703	(3,653,133)	206,449	(182,097)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,125,460	3,317,466	891,891	1,158,627	4,044,040	8,997,765	271,583	158,705
Transfers between funds	(2,473,355)	4,116,297	(3,073,354)	(2,704,805)	(5,594,507)	1,402,105	171,156	422,185
Redemptions	(2,193,911)	(1,711,231)	(10,231,572)	(11,882,578)	(1,089,967)	(1,499,636)	(367,735)	(253,130)
Annuity benefits	-	-	(26,271)	(14,716)	-	-	-	-
Contract maintenance charges (note 2)	(114,906)	(72,967)	(37,938)	(45,683)	(169,882)	(85,748)	(1,150)	(1,063)
Contingent deferred sales charges (note 2)	(27,879)	(9,039)	(6,764)	(23,422)	(11,239)	(20,043)	(1,692)	(748)
Adjustments to maintain reserves	(500)	254	(241)	(1,792)	(426)	(501)	(65)	(62)

Net equity transactions	(2,685,091)	5,640,780	(12,484,249)	(13,514,369)	(2,821,981)	8,793,942	72,097	325,887

Net change in contract owners’ equity	403,000	2,868,630	(2,208,722)	(24,695,202)	498,722	5,140,809	278,546	143,790
Contract owners’ equity beginning of period	24,130,603	21,261,973	72,695,987	97,391,189	23,656,246	18,515,437	2,108,691	1,964,901

Contract owners’ equity end of period	$24,533,603	24,130,603	70,487,265	72,695,987	24,154,968	23,656,246	2,387,237	2,108,691

CHANGES IN UNITS:
Beginning units	3,528,777	2,754,847	9,418,341	11,003,045	3,122,319	2,127,346	227,602	202,690
Units purchased	637,277	1,682,280	177,927	426,205	750,979	2,297,649	67,491	222,042
Units redeemed	(1,008,477)	(908,350)	(1,680,167)	(2,010,909)	(1,104,847)	(1,302,676)	(60,956)	(197,130)

Ending units	3,157,577	3,528,777	7,916,101	9,418,341	2,768,451	3,122,319	234,137	227,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR2		NVCRA2		NVCRB2		NVCCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,118,682)	(2,110,130)	(152,909)	72,768	(694,551)	8,682,845	(4,348,829)	11,584,199
Realized gain (loss) on investments	3,158,170	2,257,917	243,862	1,378,893	931,324	11,907	1,903,568	(157,807)
Change in unrealized gain (loss) on investments	13,354,018	(6,887,748)	2,194,034	(3,956,192)	104,996,734	(52,411,470)	217,317,898	(121,757,876)
Reinvested capital gains	-	-	1,042,883	355,769	18,208,571	7,339,091	33,278,540	10,895,379

Net increase (decrease) in contract owners’ equity resulting from operations	15,393,506	(6,739,961)	3,327,870	(2,148,762)	123,442,078	(36,377,627)	248,151,177	(99,436,105)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,920,646	10,710,831	4,663,127	4,788,842	305,604,539	404,792,668	284,605,039	835,255,553
Transfers between funds	(18,555,862)	(8,201,985)	(821,390)	706,694	(10,096,718)	12,410,216	(27,496,657)	5,991,743
Redemptions	(23,426,724)	(22,992,218)	(1,493,504)	(2,807,771)	(105,099,933)	(36,141,060)	(56,642,630)	(39,667,171)
Annuity benefits	(2,866)	(2,781)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(748,295)	(693,349)	(4,180)	(4,030)	(11,329,322)	(6,029,010)	(22,726,905)	(11,209,805)
Contingent deferred sales charges (note 2)	(133,120)	(204,935)	(17,022)	(35,767)	(896,257)	(648,042)	(1,074,108)	(839,931)
Adjustments to maintain reserves	(1,047)	(1,300)	(264)	162	(1,146)	(4,664)	151	(11,290)

Net equity transactions	(37,947,268)	(21,385,737)	2,326,767	2,648,130	178,181,163	374,380,108	176,664,890	789,519,099

Net change in contract owners’ equity	(22,553,762)	(28,125,698)	5,654,637	499,368	301,623,241	338,002,481	424,816,067	690,082,994
Contract owners’ equity beginning of period	174,956,881	203,082,579	22,508,074	22,008,706	1,259,936,055	921,933,574	1,993,782,374	1,303,699,380

Contract owners’ equity end of period	$152,403,119	174,956,881	28,162,711	22,508,074	1,561,559,296	1,259,936,055	2,418,598,441	1,993,782,374

CHANGES IN UNITS:
Beginning units	19,248,367	21,270,528	2,675,730	2,416,119	128,328,881	91,327,946	215,720,584	134,184,859
Units purchased	2,627,837	5,214,783	660,100	1,042,514	38,695,997	46,164,222	35,891,174	96,316,816
Units redeemed	(6,609,748)	(7,236,944)	(404,096)	(782,903)	(21,896,292)	(9,163,287)	(17,843,167)	(14,781,091)

Ending units	15,266,456	19,248,367	2,931,734	2,675,730	145,128,586	128,328,881	233,768,591	215,720,584

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,445,058	4,696,475	(1,534,125)	12,982,809	(1,630,908)	2,735,374	1,253,216	4,907,986
Realized gain (loss) on investments	7,877,727	4,943,425	1,264,985	(334,802)	2,992,692	(339,662)	1,394,135	567,042
Change in unrealized gain (loss) on investments	16,786,044	(14,006,408)	174,246,357	(95,093,111)	32,114,038	(29,035,553)	35,932,206	(17,845,617)
Reinvested capital gains	9,671,320	2,688,951	33,776,138	11,062,859	9,486,110	3,343,151	12,080,603	2,968,535

Net increase (decrease) in contract owners’ equity resulting from operations	36,780,149	(1,677,557)	207,753,355	(71,382,245)	42,961,932	(23,296,690)	50,660,160	(9,402,054)

Equity transactions:
Purchase payments received from contract owners (note 3)	128,728,941	158,098,491	295,118,909	700,007,455	13,248,220	12,840,436	141,556,880	186,647,527
Transfers between funds	60,099,790	81,061,529	(17,371,631)	10,111,955	(5,418,477)	1,115,152	12,539,130	2,560,929
Redemptions	(39,168,728)	(29,740,793)	(81,479,867)	(85,249,293)	(22,393,673)	(25,119,040)	(32,077,247)	(22,226,014)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,015,007)	(3,509,652)	(19,769,111)	(10,593,475)	(2,094,689)	(2,099,688)	(5,691,151)	(3,143,421)
Contingent deferred sales charges (note 2)	(789,576)	(447,860)	(1,429,635)	(1,125,118)	(150,041)	(247,980)	(490,489)	(348,014)
Adjustments to maintain reserves	(680)	(817)	(1,086)	(5,148)	(558)	(350)	(838)	(1,740)

Net equity transactions	142,854,740	205,460,898	175,067,579	613,146,376	(16,809,218)	(13,511,470)	115,836,285	163,489,267

Net change in contract owners’ equity	179,634,889	203,783,341	382,820,934	541,764,131	26,152,714	(36,808,160)	166,496,445	154,087,213
Contract owners’ equity beginning of period	581,434,652	377,651,311	1,863,452,955	1,321,688,824	343,084,881	379,893,041	556,682,830	402,595,617

Contract owners’ equity end of period	$761,069,541	581,434,652	2,246,273,889	1,863,452,955	369,237,595	343,084,881	723,179,275	556,682,830

CHANGES IN UNITS:
Beginning units	54,984,947	35,658,142	194,824,445	133,082,298	38,634,829	40,125,331	54,955,819	39,080,002
Units purchased	27,849,330	30,573,061	36,303,091	86,188,702	2,607,358	3,393,666	17,896,066	22,612,236
Units redeemed	(14,865,778)	(11,246,256)	(18,961,252)	(24,446,555)	(4,351,799)	(4,884,168)	(6,985,084)	(6,736,419)

Ending units	67,968,499	54,984,947	212,166,284	194,824,445	36,890,388	38,634,829	65,866,801	54,955,819

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCBD1		NVCBD2		NVLCP2		TRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$61,908	44,297	1,121,341	1,256,413	279,997	319,966	56,106	(238,124)
Realized gain (loss) on investments	59,181	22,771	3,220,408	2,344,806	597,281	351,008	219,120	(5,175,956)
Change in unrealized gain (loss) on investments	44,851	40,974	1,968,847	2,615,526	712,067	752,471	14,628,968	4,619,978
Reinvested capital gains	20,878	-	791,448	-	883,698	36,533	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	186,818	108,042	7,102,044	6,216,745	2,473,043	1,459,978	14,904,194	(794,102)

Equity transactions:
Purchase payments received from contract owners (note 3)	141,307	165,016	7,013,416	7,763,878	7,150,138	11,563,400	1,365,258	1,954,192
Transfers between funds	819,191	542,575	2,743,856	(10,323,196)	2,126,964	3,499,028	(2,409,616)	(3,607,632)
Redemptions	(619,450)	(396,735)	(24,390,445)	(20,295,386)	(3,573,589)	(2,756,305)	(17,861,217)	(18,364,044)
Annuity benefits	-	-	(2,224)	(1,920)	-	-	(52,117)	(67,453)
Contract maintenance charges (note 2)	(1,043)	(865)	(505,107)	(466,440)	(261,967)	(128,141)	(91,462)	(103,337)
Contingent deferred sales charges (note 2)	(578)	(697)	(113,843)	(151,259)	(31,128)	(16,056)	(9,038)	(18,270)
Adjustments to maintain reserves	(52)	(70)	(922)	(1,004)	(490)	(508)	(38,864)	13,528

Net equity transactions	339,375	309,224	(15,255,269)	(23,475,327)	5,409,928	12,161,418	(19,097,056)	(20,193,016)

Net change in contract owners’ equity	526,193	417,266	(8,153,225)	(17,258,582)	7,882,971	13,621,396	(4,192,862)	(20,987,118)
Contract owners’ equity beginning of period	2,763,344	2,346,078	127,561,730	144,820,312	40,774,802	27,153,406	123,961,912	144,949,030

Contract owners’ equity end of period	$3,289,537	2,763,344	119,408,505	127,561,730	48,657,773	40,774,802	119,769,050	123,961,912

CHANGES IN UNITS:
Beginning units	235,110	209,916	11,130,478	13,216,889	3,256,827	2,269,048	2,459,013	2,827,396
Units purchased	166,150	135,519	3,784,767	3,574,509	1,464,689	2,299,623	30,884	51,660
Units redeemed	(138,020)	(110,325)	(5,099,034)	(5,660,920)	(1,037,763)	(1,311,844)	(393,274)	(420,043)

Ending units	263,240	235,110	9,816,211	11,130,478	3,683,753	3,256,827	2,096,623	2,459,013

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TRF2		GBF		CAF		CAF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(966,450)	(1,559,402)	2,154,657	5,741,612	(263,051)	(259,785)	(109,462)	19,474
Realized gain (loss) on investments	1,917,002	(11,738,465)	3,564,812	2,212,745	2,511,788	2,398,610	263,424	(16,121)
Change in unrealized gain (loss) on investments	17,355,660	12,680,009	(12,227,239)	14,767,389	1,680,857	(2,806,152)	1,293,160	139,364
Reinvested capital gains	-	-	12,510,903	1,336,507	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,306,212	(617,858)	6,003,133	24,058,253	3,929,594	(667,327)	1,447,122	142,717

Equity transactions:
Purchase payments received from contract owners (note 3)	3,074,134	3,279,098	15,209,610	18,346,424	832,102	642,476	8,400,120	6,515,616
Transfers between funds	(15,514,929)	(10,072,890)	3,539,091	(23,095,419)	224,888	686,393	3,799,569	3,652,806
Redemptions	(23,698,491)	(23,548,338)	(62,025,466)	(60,738,031)	(4,552,509)	(4,991,713)	(442,822)	(39,194)
Annuity benefits	(1,991)	(1,811)	(20,244)	(25,894)	(21,484)	(8,554)	-	-
Contract maintenance charges (note 2)	(623,028)	(631,351)	(1,113,852)	(1,046,615)	(29,426)	(32,525)	(113,766)	(4,421)
Contingent deferred sales charges (note 2)	(137,206)	(196,285)	(262,521)	(346,713)	(4,134)	(7,399)	(6,191)	(552)
Adjustments to maintain reserves	(1,020)	(904)	(70)	1,121	1,640	448	(286)	(44)

Net equity transactions	(36,902,531)	(31,172,481)	(44,673,452)	(66,905,127)	(3,548,923)	(3,710,874)	11,636,624	10,124,211

Net change in contract owners’ equity	(18,596,319)	(31,790,339)	(38,670,319)	(42,846,874)	380,671	(4,378,201)	13,083,746	10,266,928
Contract owners’ equity beginning of period	167,516,909	199,307,248	407,181,059	450,027,933	31,815,129	36,193,330	10,266,928	-

Contract owners’ equity end of period	$148,920,590	167,516,909	368,510,740	407,181,059	32,195,800	31,815,129	23,350,674	10,266,928

CHANGES IN UNITS:
Beginning units	12,416,055	14,608,151	25,298,375	30,230,403	1,730,666	1,929,649	1,133,015	-
Units purchased	1,340,895	1,942,302	7,765,453	7,933,130	116,583	164,317	1,601,830	1,219,798
Units redeemed	(3,945,706)	(4,134,398)	(10,442,113)	(12,865,158)	(290,760)	(363,300)	(434,331)	(86,783)

Ending units	9,811,244	12,416,055	22,621,715	25,298,375	1,556,489	1,730,666	2,300,514	1,133,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$187,558	210,737	(1,046,585)	(109,857)	2,806,650	2,354,465	3,446,468	3,825,946
Realized gain (loss) on investments	683,249	(495,803)	(20,460,551)	(16,491,307)	816,706	227,017	8,137,343	1,661,708
Change in unrealized gain (loss) on investments	2,110,133	(2,856,612)	54,304,973	310,490	32,818,918	(6,890,276)	79,591,523	(29,486,529)
Reinvested capital gains	-	-	-	-	6,606,231	513,222	13,157,136	677,210

Net increase (decrease) in contract owners’ equity resulting from operations	2,980,940	(3,141,678)	32,797,837	(16,290,674)	43,048,505	(3,795,572)	104,332,470	(23,321,665)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,800,028	3,526,416	7,299,542	4,610,804	212,722,775	218,095,273	211,290,678	501,218,133
Transfers between funds	(2,399,959)	3,941,371	(12,755,664)	(10,678,043)	16,484,249	17,074,496	(5,341,671)	14,170,521
Redemptions	(1,064,430)	(1,199,126)	(62,022,844)	(54,500,702)	(30,211,093)	(13,470,230)	(21,714,871)	(10,719,464)
Annuity benefits	-	-	(20,626)	(14,469)	-	-	-	-
Contract maintenance charges (note 2)	(78,279)	(41,652)	(47,813)	(56,770)	(5,108,071)	(2,285,245)	(11,354,282)	(4,370,123)
Contingent deferred sales charges (note 2)	(5,105)	(11,669)	(154,314)	(298,822)	(481,129)	(244,911)	(566,068)	(233,739)
Adjustments to maintain reserves	(421)	(432)	514	4,963	(713)	(3,091)	(723)	(6,684)

Net equity transactions	(1,748,166)	6,214,908	(67,701,205)	(60,933,039)	193,406,018	219,166,292	172,313,063	500,058,644

Net change in contract owners’ equity	1,232,774	3,073,230	(34,903,368)	(77,223,713)	236,454,523	215,370,720	276,645,533	476,736,979
Contract owners’ equity beginning of period	19,050,533	15,977,303	264,292,741	341,516,454	489,089,921	273,719,201	906,298,809	429,561,830

Contract owners’ equity end of period	$20,283,307	19,050,533	229,389,373	264,292,741	725,544,444	489,089,921	1,182,944,342	906,298,809

CHANGES IN UNITS:
Beginning units	2,533,356	1,822,983	16,836,607	20,614,506	39,506,703	21,980,236	69,667,022	32,219,088
Units purchased	598,836	1,217,445	2,816,095	2,345,472	21,729,282	20,322,615	19,767,966	42,034,142
Units redeemed	(815,253)	(507,072)	(6,859,007)	(6,123,371)	(6,876,448)	(2,796,148)	(7,219,505)	(4,586,208)

Ending units	2,316,939	2,533,356	12,793,695	16,836,607	54,359,537	39,506,703	82,215,483	69,667,022

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIDC		GVIDM		GVDMA		GVDMC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,411,848	3,720,985	1,031,380	11,476,690	(1,546,814)	4,752,843	651,506	4,466,943
Realized gain (loss) on investments	18,247	(261,080)	476,528	280,095	(26,211,464)	(20,510,261)	375,493	(461,714)
Change in unrealized gain (loss) on investments	9,664,365	1,117,885	210,082,299	(51,379,389)	167,505,085	(33,685,157)	43,380,593	(1,357,344)
Reinvested capital gains	8,323,406	1,557,894	-	-	-	-	3,269,186	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,417,866	6,135,684	211,590,207	(39,622,604)	139,746,807	(49,442,575)	47,676,778	2,647,885

Equity transactions:
Purchase payments received from contract owners (note 3)	134,085,096	138,254,369	215,033,838	397,119,283	16,822,585	18,909,283	110,990,931	127,648,171
Transfers between funds	58,791,548	43,980,204	(28,611,651)	(73,223,684)	(36,487,977)	(31,103,442)	2,410,839	11,037,413
Redemptions	(54,250,761)	(44,261,619)	(301,137,174)	(366,727,754)	(188,240,199)	(163,811,995)	(117,582,496)	(80,845,288)
Annuity benefits	(11,627)	(11,690)	(113,054)	(109,135)	-	(29,982)	(113,564)	(117,861)
Contract maintenance charges (note 2)	(4,745,432)	(2,449,428)	(13,869,457)	(8,911,084)	(4,411,971)	(4,458,196)	(4,287,001)	(2,644,876)
Contingent deferred sales charges (note 2)	(682,683)	(546,307)	(1,684,233)	(2,201,178)	(927,560)	(1,414,009)	(485,575)	(664,390)
Adjustments to maintain reserves	(853)	(1,060)	(1,034)	1,928	(1,238)	3,437	(200)	(1,664)

Net equity transactions	133,185,288	134,964,469	(130,382,765)	(54,051,624)	(213,246,360)	(181,904,904)	(9,067,066)	54,411,505

Net change in contract owners’ equity	153,603,154	141,100,153	81,207,442	(93,674,228)	(73,499,553)	(231,347,479)	38,609,712	57,059,390
Contract owners’ equity beginning of period	518,575,478	377,475,325	2,362,793,548	2,456,467,776	1,253,194,315	1,484,541,794	756,335,353	699,275,963

Contract owners’ equity end of period	$672,178,632	518,575,478	2,444,000,990	2,362,793,548	1,179,694,762	1,253,194,315	794,945,065	756,335,353

CHANGES IN UNITS:
Beginning units	40,657,415	29,968,371	163,597,374	166,698,445	80,738,644	92,239,100	55,287,171	51,232,905
Units purchased	20,937,992	20,869,615	29,003,377	53,288,743	6,643,515	6,082,366	16,927,413	15,008,587
Units redeemed	(10,691,559)	(10,180,571)	(37,092,613)	(56,389,814)	(19,649,933)	(17,582,822)	(17,706,382)	(10,954,321)

Ending units	50,903,848	40,657,415	155,508,138	163,597,374	67,732,226	80,738,644	54,508,202	55,287,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MCIF		SAM		NVMIG3		NVMIG6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(400,638)	(694,772)	(9,685,921)	(9,036,524)	(258,014)	(23,349)	(2,284,042)	(1,212,918)
Realized gain (loss) on investments	243,373	560,765	(318)	-	1,008,551	1,571,686	(665,733)	100,072
Change in unrealized gain (loss) on investments	8,126,493	(5,226,560)	-	-	3,750,451	(5,658,845)	24,196,475	(17,722,290)
Reinvested capital gains	6,960,670	1,548,165	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,929,898	(3,812,402)	(9,686,239)	(9,036,524)	4,500,988	(4,110,508)	21,246,700	(18,835,136)

Equity transactions:
Purchase payments received from contract owners (note 3)	7,980,266	13,183,693	247,207,814	302,275,346	420,785	484,026	3,926,052	8,048,393
Transfers between funds	(3,968,613)	2,506,583	143,621,124	118,974,495	(643,468)	(1,020,058)	(7,824,811)	2,731,351
Redemptions	(11,285,361)	(12,824,031)	(363,582,711)	(321,996,751)	(4,474,976)	(6,234,279)	(22,111,170)	(21,895,425)
Annuity benefits	(12,234)	(9,068)	(80,486)	(88,129)	(1,447)	(1,503)	(533)	(444)
Contract maintenance charges (note 2)	(279,370)	(142,371)	(1,353,438)	(795,150)	(16,835)	(19,852)	(750,029)	(695,399)
Contingent deferred sales charges (note 2)	(45,828)	(46,177)	(724,115)	(1,241,313)	(7,701)	(10,122)	(139,744)	(203,425)
Adjustments to maintain reserves	(1,286)	(4,624)	(4,731)	28,281	(124)	(66)	(1,210)	(865)

Net equity transactions	(7,612,426)	2,664,005	25,083,457	97,156,779	(4,723,766)	(6,801,854)	(26,901,445)	(12,015,814)

Net change in contract owners’ equity	7,317,472	(1,148,397)	15,397,218	88,120,255	(222,778)	(10,912,362)	(5,654,745)	(30,850,950)
Contract owners’ equity beginning of period	98,415,415	99,563,812	654,554,435	566,434,180	33,825,091	44,737,453	166,931,769	197,782,719

Contract owners’ equity end of period	$105,732,887	98,415,415	669,951,653	654,554,435	33,602,313	33,825,091	161,277,024	166,931,769

CHANGES IN UNITS:
Beginning units	5,247,331	5,115,318	52,755,926	45,261,889	4,100,818	4,850,543	20,747,296	21,858,795
Units purchased	982,475	1,945,436	88,452,722	95,037,845	88,356	132,200	2,422,511	4,324,627
Units redeemed	(1,343,538)	(1,813,423)	(85,369,097)	(87,543,808)	(623,128)	(881,925)	(5,558,410)	(5,436,126)

Ending units	4,886,268	5,247,331	55,839,551	52,755,926	3,566,046	4,100,818	17,611,397	20,747,296

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDIV2		GVDIV3		GVDIV6		NVMLG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(7,395)	(615)	(50,869)	30,818	(803,675)	133,442	(88,025)	(145,688)
Realized gain (loss) on investments	(88,011)	(94,325)	(1,786,790)	(1,392,741)	(1,621,650)	(674,146)	478,611	207,305
Change in unrealized gain (loss) on investments	173,798	(31,310)	2,568,680	204,658	10,141,540	(9,471,630)	772,743	(483,600)
Reinvested capital gains	-	-	-	-	-	-	241,936	-

Net increase (decrease) in contract owners’ equity resulting from operations	78,392	(126,250)	731,021	(1,157,265)	7,716,215	(10,012,334)	1,405,265	(421,983)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	105,052	159,661	4,269,453	9,578,611	229,409	290,704
Transfers between funds	(9,598)	(35,064)	(343,400)	(72,374)	327,690	388,437	37,223	(485,705)
Redemptions	(110,913)	(163,041)	(863,101)	(1,157,691)	(4,090,384)	(3,860,146)	(2,233,461)	(1,565,329)
Annuity benefits	-	-	-	-	(1,050)	(1,223)	(1,684)	(1,679)
Contract maintenance charges (note 2)	(67)	(88)	(2,249)	(2,681)	(364,470)	(251,491)	(5,699)	(6,278)
Contingent deferred sales charges (note 2)	(53)	(132)	(1,527)	(2,134)	(43,242)	(52,855)	(5,128)	(4,942)
Adjustments to maintain reserves	(70)	(57)	(96)	(84)	(649)	(786)	115	(2,397)

Net equity transactions	(120,701)	(198,382)	(1,105,321)	(1,075,303)	97,348	5,800,547	(1,979,225)	(1,775,626)

Net change in contract owners’ equity	(42,309)	(324,632)	(374,300)	(2,232,568)	7,813,563	(4,211,787)	(573,960)	(2,197,609)
Contract owners’ equity beginning of period	559,837	884,469	5,441,335	7,673,903	52,397,141	56,608,928	9,767,057	11,964,666

Contract owners’ equity end of period	$517,528	559,837	5,067,035	5,441,335	60,210,704	52,397,141	9,193,097	9,767,057

CHANGES IN UNITS:
Beginning units	44,925	58,167	415,870	485,438	5,935,093	5,274,892	1,104,279	1,296,267
Units purchased	425	4,852	53,493	63,166	1,399,547	1,918,445	226,740	192,874
Units redeemed	(9,374)	(18,094)	(134,561)	(132,734)	(1,408,041)	(1,258,244)	(426,146)	(384,862)

Ending units	35,976	44,925	334,802	415,870	5,926,599	5,935,093	904,873	1,104,279

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,647,331)	(2,067,406)	(2,249)	(8,208)	(183,059)	(302,589)	(2,413,910)	(2,612,586)
Realized gain (loss) on investments	10,212,445	6,719,593	8,918	(14,831)	1,297,709	878,622	9,404,126	9,549,350
Change in unrealized gain (loss) on investments	4,614,926	(9,689,783)	494,137	(368,941)	5,455,285	(5,366,484)	(722,039)	(17,266,389)
Reinvested capital gains	2,775,096	-	-	118,443	-	1,486,602	16,720,810	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,955,136	(5,037,596)	500,806	(273,537)	6,569,935	(3,303,849)	22,988,987	(10,329,625)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,869,224	8,972,927	139,821	128,362	6,125,770	8,371,802	1,721,916	2,183,677
Transfers between funds	(12,733,860)	(4,759,740)	(51,211)	299,680	(774,225)	(690,247)	(3,461,781)	(5,246,061)
Redemptions	(15,764,758)	(15,559,904)	(684,859)	(680,349)	(4,841,114)	(4,874,170)	(24,082,215)	(25,622,702)
Annuity benefits	(9,851)	(3,113)	-	-	-	-	(18,919)	(18,674)
Contract maintenance charges (note 2)	(382,863)	(324,632)	(1,490)	(1,661)	(192,343)	(101,654)	(113,893)	(124,961)
Contingent deferred sales charges (note 2)	(93,358)	(114,839)	(2,261)	(601)	(30,502)	(30,167)	(13,338)	(19,095)
Adjustments to maintain reserves	(1,693)	(268)	(92)	(36)	(736)	(702)	2,621	1,387

Net equity transactions	(23,117,159)	(11,789,569)	(600,092)	(254,605)	286,850	2,674,862	(25,965,609)	(28,846,429)

Net change in contract owners’ equity	(7,162,023)	(16,827,165)	(99,286)	(528,142)	6,856,785	(628,987)	(2,976,622)	(39,176,054)
Contract owners’ equity beginning of period	113,541,164	130,368,329	3,307,487	3,835,629	41,597,008	42,225,995	175,618,967	214,795,021

Contract owners’ equity end of period	$106,379,141	113,541,164	3,208,201	3,307,487	48,453,793	41,597,008	172,642,345	175,618,967

CHANGES IN UNITS:
Beginning units	13,148,749	14,383,005	341,497	368,018	5,145,247	4,831,835	18,999,885	21,964,214
Units purchased	2,148,673	3,430,101	60,859	103,491	1,679,692	1,995,582	283,823	399,587
Units redeemed	(4,543,629)	(4,664,357)	(117,433)	(130,012)	(1,649,086)	(1,682,170)	(2,812,233)	(3,363,916)

Ending units	10,753,793	13,148,749	284,923	341,497	5,175,853	5,145,247	16,471,475	18,999,885

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMMG2		NVMMV2		SCGF		SCGF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(2,131,153)	(2,292,662)	(1,056,464)	(1,973,658)	(82,739)	(99,998)	(324,660)	(316,989)
Realized gain (loss) on investments	13,105,734	11,160,853	10,553,001	10,282,591	652,842	(270,602)	802,811	443,448
Change in unrealized gain (loss) on investments	(6,661,320)	(15,004,422)	1,342,795	(18,252,957)	165,087	(77,181)	1,785,088	(1,902,744)
Reinvested capital gains	11,722,621	-	25,062,241	1,158,382	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,035,882	(6,136,231)	35,901,573	(8,785,642)	735,190	(447,781)	2,263,239	(1,776,285)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,282,164	7,801,314	4,234,157	6,422,922	181,600	162,553	1,911,308	3,940,777
Transfers between funds	(12,045,990)	(9,834,724)	(13,770,357)	(9,351,828)	396,118	722,364	(5,403,078)	5,168,688
Redemptions	(16,695,985)	(16,624,168)	(33,865,349)	(34,246,478)	(981,136)	(1,238,804)	(2,387,846)	(2,128,444)
Annuity benefits	(1,887)	(1,797)	(505)	(402)	(2,070)	(2,054)	(1,109)	-
Contract maintenance charges (note 2)	(526,136)	(445,178)	(558,458)	(540,177)	(2,867)	(3,416)	(46,867)	(25,590)
Contingent deferred sales charges (note 2)	(110,421)	(150,043)	(103,260)	(150,529)	(2,751)	(5,569)	(42,866)	(13,615)
Adjustments to maintain reserves	(1,168)	731	(1,233)	(2,686)	(128)	(120)	(941)	(378)

Net equity transactions	(25,099,423)	(19,253,865)	(44,065,005)	(37,869,178)	(411,234)	(365,046)	(5,971,399)	6,941,438

Net change in contract owners’ equity	(9,063,541)	(25,390,096)	(8,163,432)	(46,654,820)	323,956	(812,827)	(3,708,160)	5,165,153
Contract owners’ equity beginning of period	128,019,368	153,409,464	265,166,289	311,821,109	6,284,822	7,097,649	21,201,023	16,035,870

Contract owners’ equity end of period	$118,955,827	128,019,368	257,002,857	265,166,289	6,608,778	6,284,822	17,492,863	21,201,023

CHANGES IN UNITS:
Beginning units	14,187,931	15,990,746	27,202,766	30,788,320	954,853	1,058,529	1,534,116	1,120,559
Units purchased	2,021,104	3,129,029	1,519,420	2,415,325	338,711	705,792	473,384	1,573,297
Units redeemed	(4,540,627)	(4,931,844)	(5,751,477)	(6,000,879)	(396,678)	(809,468)	(874,128)	(1,159,740)

Ending units	11,668,408	14,187,931	22,970,709	27,202,766	896,886	954,853	1,133,372	1,534,116

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCVF		SCVF2		SCF		SCF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(165,604)	(317,006)	(217,883)	(283,301)	(864,919)	(649,770)	(619,855)	(445,082)
Realized gain (loss) on investments	(545,140)	(1,262,311)	2,227,739	118,953	(2,785,306)	(4,175,167)	(737,870)	(2,066,677)
Change in unrealized gain (loss) on investments	6,292,987	(636,292)	1,717,976	(1,454,048)	13,197,879	(666,964)	6,780,262	(480,843)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,582,243	(2,215,609)	3,727,832	(1,618,396)	9,547,654	(5,491,901)	5,422,537	(2,992,602)

Equity transactions:
Purchase payments received from contract owners (note 3)	527,312	533,137	1,686,343	2,919,712	909,614	1,074,712	1,804,025	4,277,597
Transfers between funds	(380,914)	(3,004,799)	(1,339,193)	(891,295)	(1,981,428)	(2,416,619)	(484,709)	(2,199,794)
Redemptions	(4,530,168)	(4,750,801)	(2,487,009)	(3,247,498)	(9,413,807)	(11,341,728)	(4,909,752)	(5,969,396)
Annuity benefits	(8,268)	(8,106)	(256)	(226)	(11,887)	(13,106)	(10,092)	(10,001)
Contract maintenance charges (note 2)	(15,238)	(17,358)	(46,544)	(26,549)	(36,762)	(41,636)	(87,353)	(59,473)
Contingent deferred sales charges (note 2)	(3,889)	(8,375)	(12,997)	(20,301)	(8,118)	(21,360)	(21,685)	(37,251)
Adjustments to maintain reserves	1,001	(1,557)	(689)	(11,358)	(8,814)	3,933	(660)	(4,094)

Net equity transactions	(4,410,164)	(7,257,859)	(2,200,345)	(1,277,515)	(10,551,202)	(12,755,804)	(3,710,226)	(4,002,412)

Net change in contract owners’ equity	1,172,079	(9,473,468)	1,527,487	(2,895,911)	(1,003,548)	(18,247,705)	1,712,311	(6,995,014)
Contract owners’ equity beginning of period	31,138,365	40,611,833	22,008,886	24,904,797	71,658,581	89,906,286	41,518,940	48,513,954

Contract owners’ equity end of period	$32,310,444	31,138,365	23,536,373	22,008,886	70,655,033	71,658,581	43,231,251	41,518,940

CHANGES IN UNITS:
Beginning units	1,530,375	1,869,906	1,135,796	1,184,181	2,073,053	2,424,228	2,180,295	2,354,378
Units purchased	128,432	77,187	283,004	359,725	34,528	79,266	307,616	513,055
Units redeemed	(322,887)	(416,718)	(387,329)	(408,110)	(314,197)	(430,441)	(484,799)	(687,138)

Ending units	1,335,920	1,530,375	1,031,471	1,135,796	1,793,384	2,073,053	2,003,112	2,180,295

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,651,587	3,684,517	(180,245)	(37,139)	(2,234,019)	(2,503,145)	(2,654,156)	(3,043,752)
Realized gain (loss) on investments	344,774	(2,191,747)	275,802	391,112	5,426,399	1,149,225	4,448,290	847,802
Change in unrealized gain (loss) on investments	13,494,479	3,235,626	1,269,933	(603,266)	51,052,517	(11,481,323)	34,803,766	(7,963,767)
Reinvested capital gains	-	-	-	-	-	1,308,144	-	913,646

Net increase (decrease) in contract owners’ equity resulting from operations	15,490,840	4,728,396	1,365,490	(249,293)	54,244,897	(11,527,099)	36,597,900	(9,246,071)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,588,431	37,706,570	12,162,082	8,640,236	4,303,351	5,468,229	5,738,421	9,587,439
Transfers between funds	11,047,855	(2,971,089)	3,420,041	(5,527,365)	(11,129,356)	(26,271,087)	(12,673,243)	(30,678,992)
Redemptions	(11,808,683)	(9,959,347)	(7,875,069)	(8,860,304)	(48,009,010)	(60,228,487)	(34,449,963)	(39,218,867)
Annuity benefits	(1,825)	(1,751)	(18,755)	(15,448)	(96,074)	(88,542)	(50,508)	(37,406)
Contract maintenance charges (note 2)	(933,007)	(483,169)	(349,012)	(271,716)	(174,969)	(197,408)	(232,256)	(166,416)
Contingent deferred sales charges (note 2)	(93,043)	(61,458)	(46,924)	(69,038)	(58,412)	(89,561)	(160,072)	(246,279)
Adjustments to maintain reserves	(809)	(950)	(775)	(842)	4,687	(18,148)	(3,692)	(7,139)

Net equity transactions	15,798,919	24,228,806	7,291,588	(6,104,477)	(55,159,783)	(81,425,004)	(41,831,313)	(60,767,660)

Net change in contract owners’ equity	31,289,759	28,957,202	8,657,078	(6,353,770)	(914,886)	(92,952,103)	(5,233,413)	(70,013,731)
Contract owners’ equity beginning of period	138,362,303	109,405,101	69,545,479	75,899,249	329,836,348	422,788,451	229,733,564	299,747,295

Contract owners’ equity end of period	$169,652,062	138,362,303	78,202,557	69,545,479	328,921,462	329,836,348	224,500,151	229,733,564

CHANGES IN UNITS:
Beginning units	9,793,974	8,055,038	6,676,235	7,264,937	24,571,339	30,384,486	17,340,176	21,739,959
Units purchased	4,039,425	4,777,007	3,062,881	2,412,673	578,567	614,853	1,738,695	2,210,015
Units redeemed	(2,998,890)	(3,038,071)	(2,375,687)	(3,001,375)	(4,226,177)	(6,428,000)	(4,557,346)	(6,609,798)

Ending units	10,834,509	9,793,974	7,363,429	6,676,235	20,923,729	24,571,339	14,521,525	17,340,176

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVTIV3		EIF2		NVRE1		NVRE2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,778,889	2,637,067	(796,164)	(627,002)	(205,336)	(318,823)	(482,335)	(606,858)
Realized gain (loss) on investments	316,105	1,372,048	6,274,561	(416,831)	4,460,378	3,918,498	6,052,878	5,332,786
Change in unrealized gain (loss) on investments	32,274,962	(34,380,208)	14,279,807	(3,344,505)	(1,475,127)	(734,046)	(3,499,416)	(2,016,752)
Reinvested capital gains	3,970,267	241,593	-	-	6,061,151	278,438	6,699,271	277,097

Net increase (decrease) in contract owners’ equity resulting from operations	38,340,223	(30,129,500)	19,758,204	(4,388,338)	8,841,066	3,144,067	8,770,398	2,986,273

Equity transactions:
Purchase payments received from contract owners (note 3)	14,620,907	35,551,377	9,130,537	21,782,969	1,187,157	1,047,416	7,583,595	5,861,092
Transfers between funds	(6,132,659)	13,687,670	(11,425,457)	(640,096)	262,303	(1,527,120)	(1,381,989)	(3,164,279)
Redemptions	(23,434,554)	(23,873,382)	(11,767,011)	(13,313,942)	(9,805,662)	(8,999,781)	(8,993,774)	(9,660,517)
Annuity benefits	(2,091)	(1,904)	(8,052)	(8,191)	(1,456)	(1,354)	(3,729)	-
Contract maintenance charges (note 2)	(1,454,744)	(1,066,892)	(689,678)	(452,981)	(27,533)	(29,237)	(8,771)	(8,343)
Contingent deferred sales charges (note 2)	(175,032)	(223,721)	(89,755)	(106,478)	(10,757)	(17,908)	(43,949)	(66,992)
Adjustments to maintain reserves	(1,243)	6,080	(1,461)	(1,566)	(112)	(198)	(750)	(740)

Net equity transactions	(16,579,416)	24,079,228	(14,850,877)	7,259,715	(8,396,060)	(9,528,182)	(2,849,367)	(7,039,779)

Net change in contract owners’ equity	21,760,807	(6,050,272)	4,907,327	2,871,377	445,006	(6,384,115)	5,921,031	(4,053,506)
Contract owners’ equity beginning of period	222,458,599	228,508,871	128,293,126	125,421,749	64,241,909	70,626,024	63,716,493	67,769,999

Contract owners’ equity end of period	$244,219,406	222,458,599	133,200,453	128,293,126	64,686,915	64,241,909	69,637,524	63,716,493

CHANGES IN UNITS:
Beginning units	19,166,748	16,971,191	8,681,768	8,163,585	6,584,064	7,607,257	6,645,388	7,395,551
Units purchased	3,513,317	6,775,590	1,131,390	2,855,357	731,661	766,455	2,648,867	2,380,446
Units redeemed	(4,813,861)	(4,580,033)	(2,073,942)	(2,337,174)	(1,513,132)	(1,789,648)	(2,919,784)	(3,130,609)

Ending units	17,866,204	19,166,748	7,739,216	8,681,768	5,802,593	6,584,064	6,374,471	6,645,388

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NOTB4		NOTG4		NOTMG4		ALVBWB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(145)	-	(69)	-	(37)	-	1,618	(91)
Realized gain (loss) on investments		2	-	1	-	1	-	67	(41)
Change in unrealized gain (loss) on investments		450	-	(401)	-	(93)	-	10,826	(2,004)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		307	-	(469)	-	(129)	-	12,511	(2,136)

Equity transactions:
Purchase payments received from contract owners (note 3)		283,740	-	151,863	-	77,187	-	134,459	-
Transfers between funds		-	-	-	-	-	-	(133)	46,884
Redemptions		-	-	-	-	-	-	(2,803)	(583)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	(327)	-
Contingent deferred sales charges (note 2)		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		2	-	(3)	-	1	-	(9)	2

Net equity transactions		283,742	-	151,860	-	77,188	-	131,187	46,303

Net change in contract owners’ equity		284,049	-	151,391	-	77,059	-	143,698	44,167
Contract owners’ equity beginning of period		-	-	-	-	-	-	44,167	-

Contract owners’ equity end of period	$	284,049	-	151,391	-	77,059	-	187,865	44,167

CHANGES IN UNITS:
Beginning units		-	-	-	-	-	-	4,833	-
Units purchased		28,003	-	14,748	-	7,494	-	13,706	4,898
Units redeemed		-	-	-	-	-	-	(334)	(65)

Ending units		28,003	-	14,748	-	7,494	-	18,205	4,833

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ALVGIB		ALVSVB		ACVB		ACVCA
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(8,815)	(27,128)	(730,529)	(651,705)	252,988	195,160	(1,149)	(1,388)
Realized gain (loss) on investments		(310,389)	(715,629)	3,472,786	2,932,486	128,344	389,961	11,931	11,646
Change in unrealized gain (loss) on investments		1,267,722	1,112,476	4,018,458	(6,741,553)	3,027,234	807,535	(3,694)	(17,607)
Reinvested capital gains		-	-	1,808,592	-	-	-	5,294	-

Net increase (decrease) in contract owners’ equity resulting from operations		948,518	369,719	8,569,307	(4,460,772)	3,408,566	1,392,656	12,382	(7,349)

Equity transactions:
Purchase payments received from contract owners (note 3)		63,680	119,778	8,658,428	16,969,188	442,668	319,108	(167)	(763)
Transfers between funds		(238,510)	(340,550)	(3,206,421)	(782,142)	2,356,265	(168,384)	(89)	951
Redemptions		(1,132,303)	(1,724,429)	(4,534,107)	(3,881,999)	(5,155,224)	(5,590,784)	(16,691)	(10,070)
Annuity benefits		-	-	-	-	(26,147)	(24,910)	(14,894)	(21,268)
Contract maintenance charges (note 2)		(606)	(711)	(344,787)	(185,625)	(19,120)	(20,388)	284	(59)
Contingent deferred sales charges (note 2)		(667)	(1,929)	(50,738)	(37,045)	(2,129)	(6,608)	-	-
Adjustments to maintain reserves		(212)	(176)	(672)	(1,725)	700	753	874	2,838

Net equity transactions		(1,308,618)	(1,948,017)	521,703	12,080,652	(2,402,987)	(5,491,213)	(30,683)	(28,371)

Net change in contract owners’ equity		(360,100)	(1,578,298)	9,091,010	7,619,880	1,005,579	(4,098,557)	(18,301)	(35,720)
Contract owners’ equity beginning of period		6,554,605	8,132,903	53,434,948	45,815,068	33,575,388	37,673,945	90,130	125,850

Contract owners’ equity end of period	$	6,194,505	6,554,605	62,525,958	53,434,948	34,580,967	33,575,388	71,829	90,130

CHANGES IN UNITS:
Beginning units		449,878	585,653	2,665,187	2,060,999	1,363,531	1,591,690	-	197
Units purchased		17,455	99,342	845,808	1,462,866	158,379	83,062	9	-
Units redeemed		(100,022)	(235,117)	(828,722)	(858,678)	(251,099)	(311,221)	(9)	(197)

Ending units		367,311	449,878	2,682,273	2,665,187	1,270,811	1,363,531	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACVIG		ACVIG2		ACVIP2		ACVI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	109,156	33,042	19,145	(6,948)	2,456,166	5,646,357	(59)	28
Realized gain (loss) on investments		(207,264)	(167,564)	(129,365)	(304,559)	2,599,188	3,142,131	(761)	5,683
Change in unrealized gain (loss) on investments		1,920,003	426,452	666,102	442,142	3,966,549	10,086,527	3,194	(8,320)
Reinvested capital gains		-	-	-	-	6,029,123	2,459,240	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		1,821,895	291,930	555,882	130,635	15,051,026	21,334,255	2,374	(2,609)

Equity transactions:
Purchase payments received from contract owners (note 3)		215,317	256,700	34,265	71,184	34,390,441	52,967,680	(37)	6
Transfers between funds		(441,930)	677,860	(47,247)	(229,389)	8,560,480	13,901,530	46	22
Redemptions		(1,779,451)	(2,083,384)	(705,230)	(1,364,717)	(25,327,881)	(22,526,761)	-	28
Annuity benefits		(4,392)	(6,089)	-	-	(20,317)	(20,175)	(7,154)	(10,199)
Contract maintenance charges (note 2)		(8,185)	(8,911)	(744)	(851)	(1,302,626)	(680,505)	(10)	(28)
Contingent deferred sales charges (note 2)		(1,587)	(3,075)	(344)	(2,793)	(139,466)	(149,562)	1	-
Adjustments to maintain reserves		(115)	(151)	(179)	(100)	(2,637)	(864)	702	718

Net equity transactions		(2,020,343)	(1,167,050)	(719,479)	(1,526,666)	16,157,994	43,491,343	(6,452)	(9,453)

Net change in contract owners’ equity		(198,448)	(875,120)	(163,597)	(1,396,031)	31,209,020	64,825,598	(4,078)	(12,062)
Contract owners’ equity beginning of period		14,239,521	15,114,641	4,486,341	5,882,372	248,948,599	184,123,001	15,864	27,926

Contract owners’ equity end of period	$	14,041,073	14,239,521	4,322,744	4,486,341	280,157,619	248,948,599	11,786	15,864

CHANGES IN UNITS:
Beginning units		1,231,796	1,330,183	311,018	413,946	17,822,531	14,505,426	-	-
Units purchased		90,005	128,730	26,461	86,291	6,220,656	9,665,810	1	-
Units redeemed		(248,938)	(227,117)	(70,505)	(189,219)	(5,084,411)	(6,348,705)	(1)	-

Ending units		1,072,863	1,231,796	266,974	311,018	18,958,776	17,822,531	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACVI3		ACVMV1		ACVMV2		ACVVS1
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1)	-	51,925	2,357	228,614	(227,327)	(67)	(91)
Realized gain (loss) on investments		16	22	346,443	694,698	2,379,004	1,018,745	557	598
Change in unrealized gain (loss) on investments		7	(52)	201,214	(1,063,646)	3,403,599	(3,155,494)	279	(1,119)
Reinvested capital gains		-	-	387,583	185,964	3,920,363	1,585,878	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		22	(30)	987,165	(180,627)	9,931,580	(778,198)	769	(612)

Equity transactions:
Purchase payments received from contract owners (note 3)		-	45	228,135	189,729	10,447,724	17,636,715	126	2
Transfers between funds		2	-	(43,046)	925,685	(2,918,193)	(2,679,815)	(129)	5
Redemptions		-	(45)	(726,541)	(862,824)	(5,092,553)	(4,793,574)	-	-
Annuity benefits		(94)	(103)	(656)	(640)	(37)	(84)	(478)	(1,823)
Contract maintenance charges (note 2)		(3)	-	(2,647)	(2,536)	(411,922)	(207,832)	3	(7)
Contingent deferred sales charges (note 2)		-	-	(1,162)	(2,708)	(48,980)	(44,011)	-	-
Adjustments to maintain reserves		1	5	(63)	(93)	(810)	(1,093)	(1,588)	(154)

Net equity transactions		(94)	(98)	(545,980)	246,613	1,975,229	9,910,306	(2,066)	(1,977)

Net change in contract owners’ equity		(72)	(128)	441,185	65,986	11,906,809	9,132,108	(1,297)	(2,589)
Contract owners’ equity beginning of period		164	292	6,839,115	6,773,129	68,625,858	59,493,750	5,367	7,956

Contract owners’ equity end of period	$	92	164	7,280,300	6,839,115	80,532,667	68,625,858	4,070	5,367

CHANGES IN UNITS:
Beginning units		-	-	580,082	563,062	4,998,981	4,240,631	-	-
Units purchased		-	3	149,808	261,720	1,305,989	2,268,662	25	-
Units redeemed		-	(3)	(191,944)	(244,700)	(1,182,993)	(1,510,312)	(25)	-

Ending units		-	-	537,946	580,082	5,121,977	4,998,981	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		DVSCS		DCAP		DCAPS		DVDLS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(901,834)	(715,108)	861,777	88,867	1,628,192	(183,645)	(20,991)	(15,993)
Realized gain (loss) on investments		7,509,240	(276,231)	785,181	288,259	2,132,194	(110,160)	125,010	(90,792)
Change in unrealized gain (loss) on investments		1,100,457	774,737	1,435,033	1,830,568	3,769,940	4,605,397	163,956	24,240
Reinvested capital gains		2,917,328	180,331	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		10,625,191	(36,271)	3,081,991	2,207,694	7,530,326	4,311,592	267,975	(82,545)

Equity transactions:
Purchase payments received from contract owners (note 3)		7,923,579	9,800,455	643,284	618,614	19,707,743	25,092,202	5,477	37,029
Transfers between funds		(6,258,432)	2,114,625	3,741,571	7,034,816	2,687,388	18,920,480	(417,783)	187,005
Redemptions		(8,107,080)	(8,229,857)	(4,799,723)	(4,529,712)	(7,013,643)	(3,999,330)	(359,585)	(401,589)
Annuity benefits		(313)	(2,324)	(7,749)	(6,910)	-	-	(112)	(101)
Contract maintenance charges (note 2)		(256,742)	(169,159)	(15,502)	(14,563)	(530,592)	(181,858)	(300)	(294)
Contingent deferred sales charges (note 2)		(50,049)	(58,026)	(5,738)	(5,904)	(66,541)	(27,191)	(1,271)	(1,271)
Adjustments to maintain reserves		(1,382)	(1,196)	2,107	12,054	(751)	(770)	(79)	(69)

Net equity transactions		(6,750,419)	3,454,518	(441,750)	3,108,395	14,783,604	39,803,533	(773,653)	(179,290)

Net change in contract owners’ equity		3,874,772	3,418,247	2,640,241	5,316,089	22,313,930	44,115,125	(505,678)	(261,835)
Contract owners’ equity beginning of period		80,125,567	76,707,320	33,075,439	27,759,350	83,122,167	39,007,042	1,694,412	1,956,247

Contract owners’ equity end of period	$	84,000,339	80,125,567	35,715,680	33,075,439	105,436,097	83,122,167	1,188,734	1,694,412

CHANGES IN UNITS:
Beginning units		4,193,254	3,955,893	1,991,035	1,798,776	5,240,577	2,607,789	146,781	146,633
Units purchased		987,109	1,511,539	519,877	749,144	3,005,542	3,784,026	48,602	114,410
Units redeemed		(1,273,032)	(1,274,178)	(537,520)	(556,885)	(2,101,186)	(1,151,238)	(109,150)	(114,262)

Ending units		3,907,331	4,193,254	1,973,392	1,991,035	6,144,933	5,240,577	86,233	146,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		DGI		FCA2S		FQB		FQBS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	11,807	(12,613)	(18,528)	(18,918)	303,594	470,850	966,412	1,680,237
Realized gain (loss) on investments		272,642	559,642	(6,920)	24,275	115,862	19,409	322,937	294,248
Change in unrealized gain (loss) on investments		1,724,328	(1,079,186)	64,439	(145,242)	468,008	(366,671)	1,740,874	(1,729,168)
Reinvested capital gains		-	-	90,844	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		2,008,777	(532,157)	129,835	(139,885)	887,464	123,588	3,030,223	245,317

Equity transactions:
Purchase payments received from contract owners (note 3)		171,784	288,573	19,902	50,248	178,719	274,242	360,517	821,277
Transfers between funds		(114,815)	(138,603)	(27,208)	(123,123)	726,570	134,938	(18,568)	(1,854,262)
Redemptions		(1,766,161)	(2,228,669)	(415,740)	(460,661)	(1,480,896)	(2,350,781)	(7,404,108)	(8,450,391)
Annuity benefits		(1,039)	(1,035)	-	-	-	-	-	-
Contract maintenance charges (note 2)		(8,740)	(9,826)	(249)	(308)	(4,222)	(4,784)	(14,704)	(14,937)
Contingent deferred sales charges (note 2)		(1,758)	(2,331)	(34)	(445)	(1,607)	(5,670)	(18,512)	(23,742)
Adjustments to maintain reserves		(41)	(24)	(73)	(109)	(100)	(80)	(425)	(609)

Net equity transactions		(1,720,770)	(2,091,915)	(423,402)	(534,398)	(581,536)	(1,952,135)	(7,095,800)	(9,522,664)

Net change in contract owners’ equity		288,007	(2,624,072)	(293,567)	(674,283)	305,928	(1,828,547)	(4,065,577)	(9,277,347)
Contract owners’ equity beginning of period		12,742,413	15,366,485	1,615,658	2,289,941	11,050,770	12,879,317	41,686,179	50,963,526

Contract owners’ equity end of period	$	13,030,420	12,742,413	1,322,091	1,615,658	11,356,698	11,050,770	37,620,602	41,686,179

CHANGES IN UNITS:
Beginning units		981,613	1,135,487	119,610	159,179	780,758	917,867	3,296,763	4,051,047
Units purchased		43,860	96,776	2,324	19,274	113,166	145,409	423,311	695,282
Units redeemed		(164,136)	(250,650)	(31,491)	(58,843)	(152,636)	(282,518)	(964,515)	(1,449,566)

Ending units		861,337	981,613	90,443	119,610	741,288	780,758	2,755,559	3,296,763

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FEIP		FVSS2		FHIP		FAMP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	5,610,995	3,752,131	(106,526)	(105,501)	2,164,468	2,936,013	206,570	838,178
Realized gain (loss) on investments		5,118,528	(6,158,939)	(327,900)	(1,200,981)	(1,137,947)	(1,128,421)	2,630,650	565,756
Change in unrealized gain (loss) on investments		17,134,098	1,793,459	2,502,330	183,667	5,297,401	(236,192)	11,166,603	(7,785,316)
Reinvested capital gains		21,013,230	-	-	-	-	-	1,009,102	726,738

Net increase (decrease) in contract owners’ equity resulting from operations		48,876,851	(613,349)	2,067,904	(1,122,815)	6,323,922	1,571,400	15,012,925	(5,654,644)

Equity transactions:
Purchase payments received from contract owners (note 3)		4,115,420	4,700,575	105,320	145,427	(342)	(1)	1,286,309	1,485,500
Transfers between funds		(3,541,812)	(6,858,114)	(202,142)	(932,918)	(1,312,313)	(1,656,934)	(1,719,710)	(1,072,877)
Redemptions		(47,017,486)	(50,391,145)	(1,994,978)	(2,537,816)	(7,726,239)	(7,409,703)	(19,696,655)	(23,577,395)
Annuity benefits		(147,869)	(119,757)	(2,459)	-	(7,606)	(8,073)	(18,316)	(21,817)
Contract maintenance charges (note 2)		(175,351)	(194,347)	(1,654)	(1,942)	(27,731)	(31,022)	(84,834)	(95,037)
Contingent deferred sales charges (note 2)		(22,494)	(39,836)	(4,208)	(9,243)	(1,560)	(2,178)	(9,924)	(15,999)
Adjustments to maintain reserves		6,557	5,121	(1,119)	(1,143)	(4,690)	2,303	4,928	2,132

Net equity transactions		(46,783,035)	(52,897,503)	(2,101,240)	(3,337,635)	(9,080,481)	(9,105,608)	(20,238,202)	(23,295,493)

Net change in contract owners’ equity		2,093,816	(53,510,852)	(33,336)	(4,460,450)	(2,756,559)	(7,534,208)	(5,225,277)	(28,950,137)
Contract owners’ equity beginning of period		327,558,733	381,069,585	9,070,473	13,530,923	53,185,035	60,719,243	142,849,462	171,799,599

Contract owners’ equity end of period	$	329,652,549	327,558,733	9,037,137	9,070,473	50,428,476	53,185,035	137,624,185	142,849,462

CHANGES IN UNITS:
Beginning units		8,145,845	9,449,660	490,823	670,043	1,920,320	2,252,355	4,443,665	5,144,923
Units purchased		175,949	216,335	87,259	122,585	-	-	55,208	104,302
Units redeemed		(1,266,012)	(1,520,150)	(190,218)	(301,805)	(309,086)	(332,035)	(649,862)	(805,560)

Ending units		7,055,782	8,145,845	387,864	490,823	1,611,234	1,920,320	3,849,011	4,443,665

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FNRS2		FEI2		FF10S		FF10S2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(643,731)	(668,151)	2,403,366	1,343,344	28,271	34,711	391,696	493,255
Realized gain (loss) on investments		(6,545,271)	(4,616,316)	(4,514,983)	(3,815,369)	159,227	(47,935)	(373,546)	(473,981)
Change in unrealized gain (loss) on investments		9,324,446	(2,120,730)	14,837,289	1,567,029	262,948	(112,430)	9,596,864	(2,752,125)
Reinvested capital gains		-	-	11,021,363	-	79,550	27,771	1,860,931	562,206

Net increase (decrease) in contract owners’ equity resulting from operations		2,135,444	(7,405,197)	23,747,035	(904,996)	529,996	(97,883)	11,475,945	(2,170,645)

Equity transactions:
Purchase payments received from contract owners (note 3)		8,409,524	9,238,333	22,748,996	32,702,178	53,652	474,351	25,539,421	33,209,999
Transfers between funds		(9,051,966)	9,987,356	(8,602,069)	(849,716)	614,060	542,711	6,235,816	(177,232)
Redemptions		(9,374,671)	(10,539,922)	(17,566,070)	(17,920,413)	(674,338)	(1,082,149)	(9,363,769)	(11,639,216)
Annuity benefits		(6,029)	(1,657)	(1,421)	(1,605)	(9,177)	(9,172)	-	-
Contract maintenance charges (note 2)		(14,262)	(15,977)	(696,198)	(377,245)	(2,050)	(2,493)	(932,769)	(495,735)
Contingent deferred sales charges (note 2)		(92,532)	(90,177)	(107,608)	11,854	(1,211)	(1,108)	(102,210)	(69,650)
Adjustments to maintain reserves		(884)	(1,488)	(1,818)	(6,108)	1,769	1,364	(508)	(654)

Net equity transactions		(10,130,820)	8,576,468	(4,226,188)	13,558,945	(17,295)	(76,496)	21,375,981	20,827,512

Net change in contract owners’ equity		(7,995,376)	1,171,271	19,520,847	12,653,949	512,701	(174,379)	32,851,926	18,656,867
Contract owners’ equity beginning of period		82,210,476	81,039,205	160,434,147	147,780,198	5,314,349	5,488,728	109,039,045	90,382,178

Contract owners’ equity end of period	$	74,215,100	82,210,476	179,954,994	160,434,147	5,827,050	5,314,349	141,890,971	109,039,045

CHANGES IN UNITS:
Beginning units		5,296,112	4,869,955	10,951,320	9,964,580	470,396	477,386	9,073,579	7,420,624
Units purchased		1,366,148	2,693,772	2,710,891	4,246,051	101,705	117,958	3,079,121	4,219,745
Units redeemed		(1,995,289)	(2,267,615)	(2,969,390)	(3,259,311)	(103,564)	(124,948)	(1,430,836)	(2,566,790)

Ending units		4,666,971	5,296,112	10,692,821	10,951,320	468,537	470,396	10,721,864	9,073,579

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FF20S		FF20S2		FF30S		FF30S2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	60,407	74,792	1,552,473	2,507,911	58,526	51,952	82,817	49,303
Realized gain (loss) on investments		254,922	(132,434)	(468,336)	(249,131)	(70,257)	(223,095)	(945,122)	(818,657)
Change in unrealized gain (loss) on investments		664,072	(219,877)	35,608,515	(13,474,393)	931,094	(144,597)	3,890,185	(526,674)
Reinvested capital gains		117,762	36,905	4,822,666	1,318,347	70,610	21,006	245,034	72,546

Net increase (decrease) in contract owners’ equity resulting from operations		1,097,163	(240,614)	41,515,318	(9,897,266)	989,973	(294,734)	3,272,914	(1,223,482)

Equity transactions:
Purchase payments received from contract owners (note 3)		280,293	527,904	58,023,162	136,211,288	590,216	639,682	3,455,517	2,424,041
Transfers between funds		388,740	1,119,499	5,076,979	7,602,875	519,884	470,807	161,991	1,850,153
Redemptions		(1,282,036)	(1,384,874)	(18,237,501)	(13,551,377)	(800,984)	(592,693)	(1,920,354)	(2,068,048)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(4,458)	(4,652)	(3,504,859)	(1,732,675)	(4,854)	(4,666)	(5,308)	(5,120)
Contingent deferred sales charges (note 2)		(5,454)	(4,527)	(203,373)	(287,904)	(8,367)	(2,874)	(20,349)	(26,114)
Adjustments to maintain reserves		(68)	(60)	(551)	(1,547)	(80)	(71)	(306)	(257)

Net equity transactions		(622,983)	253,290	41,153,857	128,240,660	295,815	510,185	1,671,191	2,174,655

Net change in contract owners’ equity		474,180	12,676	82,669,175	118,343,394	1,285,788	215,451	4,944,105	951,173
Contract owners’ equity beginning of period		9,615,738	9,603,062	344,893,609	226,550,215	6,953,362	6,737,911	23,919,498	22,968,325

Contract owners’ equity end of period	$	10,089,918	9,615,738	427,562,784	344,893,609	8,239,150	6,953,362	28,863,603	23,919,498

CHANGES IN UNITS:
Beginning units		901,996	879,170	28,669,879	18,343,828	688,670	640,936	2,066,391	1,895,831
Units purchased		106,851	218,988	6,261,474	12,611,995	133,563	182,726	550,349	521,774
Units redeemed		(161,530)	(196,162)	(3,057,674)	(2,285,944)	(106,188)	(134,992)	(420,497)	(351,214)

Ending units		847,317	901,996	31,873,679	28,669,879	716,045	688,670	2,196,243	2,066,391

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FGP		FG2		FHIPR		FIGBS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(2,569,775)	(3,535,127)	(1,198,129)	(1,128,511)	1,134,381	1,226,818	235,075	510,999
Realized gain (loss) on investments		7,167,215	(1,173,028)	438,500	(2,380,823)	175,063	2,517,280	802,968	336,073
Change in unrealized gain (loss) on investments		37,988,759	971,173	12,187,378	499,281	1,457,588	(3,050,392)	(598,954)	(68,689)
Reinvested capital gains		-	1,253,598	-	269,866	-	-	721,816	748,306

Net increase (decrease) in contract owners’ equity resulting from operations		42,586,199	(2,483,384)	11,427,749	(2,740,187)	2,767,032	693,706	1,160,905	1,526,689

Equity transactions:
Purchase payments received from contract owners (note 3)		4,835,706	5,119,757	19,163,172	22,667,171	1,137,197	1,093,545	588,391	742,600
Transfers between funds		(6,962,662)	(2,105,085)	(12,811,696)	15,426,580	2,743,914	(805,093)	787,620	1,154,537
Redemptions		(47,928,988)	(48,833,620)	(9,642,019)	(8,808,539)	(3,177,947)	(4,028,947)	(3,784,877)	(5,238,408)
Annuity benefits		(79,318)	(101,221)	(1,896)	(2,541)	-	-	(4,806)	(4,711)
Contract maintenance charges (note 2)		(228,807)	(252,064)	(410,948)	(168,201)	(6,475)	(6,930)	(7,467)	(7,915)
Contingent deferred sales charges (note 2)		(34,652)	(48,400)	(120,765)	(57,518)	(3,290)	(5,867)	(4,675)	(9,296)
Adjustments to maintain reserves		6,006	6,997	(1,134)	(1,012)	(116)	(118)	(123)	(161)

Net equity transactions		(50,392,715)	(46,213,636)	(3,825,286)	29,055,940	693,283	(3,753,410)	(2,425,937)	(3,363,354)

Net change in contract owners’ equity		(7,806,516)	(48,697,020)	7,602,463	26,315,753	3,460,315	(3,059,704)	(1,265,032)	(1,836,665)
Contract owners’ equity beginning of period		328,397,293	377,094,313	89,168,898	62,853,145	22,040,608	25,100,312	27,791,661	29,628,326

Contract owners’ equity end of period	$	320,590,777	328,397,293	96,771,361	89,168,898	25,500,923	22,040,608	26,526,629	27,791,661

CHANGES IN UNITS:
Beginning units		6,680,291	7,616,804	6,092,294	4,203,897	1,853,305	2,166,797	2,042,324	2,303,690
Units purchased		142,612	295,614	2,397,744	4,471,418	1,183,024	1,500,256	379,339	567,398
Units redeemed		(1,081,866)	(1,232,127)	(2,566,496)	(2,583,021)	(1,135,107)	(1,813,748)	(553,786)	(828,764)

Ending units		5,741,037	6,680,291	5,923,542	6,092,294	1,901,222	1,853,305	1,867,877	2,042,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FIGBP2		FMCS		FMC2		FOP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,742,938	4,820,399	(202,662)	(376,801)	(2,900,851)	(3,911,084)	283,650	(1,666)
Realized gain (loss) on investments	3,406,579	4,890,312	1,995,541	107,758	(802,650)	(746,414)	669,340	1,333,032
Change in unrealized gain (loss) on investments	(155,049)	1,164,428	(581,637)	(3,524,647)	13,877,082	(26,848,523)	7,772,708	(12,839,256)
Reinvested capital gains	10,995,269	11,376,584	1,797,861	47,717	19,110,143	446,500	165,187	123,690

Net increase (decrease) in contract owners’ equity resulting from operations	15,989,737	22,251,723	3,009,103	(3,745,973)	29,283,724	(31,059,521)	8,890,885	(11,384,200)

Equity transactions:
Purchase payments received from contract owners (note 3)	26,586,213	39,438,365	784,078	903,305	21,703,598	42,458,799	(26)	(1,426)
Transfers between funds	18,573,845	(37,805,528)	(2,197,048)	(3,036,006)	(16,454,217)	(14,591,118)	(1,014,830)	(1,420,251)
Redemptions	(56,140,506)	(52,077,080)	(3,744,054)	(4,359,851)	(25,223,259)	(27,644,953)	(6,571,168)	(7,892,930)
Annuity benefits	(13,475)	(12,927)	(5,473)	(3,447)	(16,644)	(15,970)	(6,027)	(10,007)
Contract maintenance charges (note 2)	(1,893,358)	(1,458,800)	(9,158)	(11,338)	(1,008,948)	(604,425)	(32,959)	(40,284)
Contingent deferred sales charges (note 2)	(288,524)	(394,334)	(5,018)	(11,075)	(193,281)	(251,942)	(640)	(2,030)
Adjustments to maintain reserves	(1,329)	(1,601)	(735)	1,196	(1,711)	1,959	510	358

Net equity transactions	(13,177,134)	(52,311,905)	(5,177,408)	(6,517,216)	(21,194,462)	(647,650)	(7,625,140)	(9,366,570)

Net change in contract owners’ equity	2,812,603	(30,060,182)	(2,168,305)	(10,263,189)	8,089,262	(31,707,171)	1,265,745	(20,750,770)
Contract owners’ equity beginning of period	394,783,413	424,843,595	24,925,334	35,188,523	233,235,701	264,942,872	49,649,942	70,400,712

Contract owners’ equity end of period	$397,596,016	394,783,413	22,757,029	24,925,334	241,324,963	233,235,701	50,915,687	49,649,942

CHANGES IN UNITS:
Beginning units	29,688,055	33,793,486	2,401,588	2,988,963	10,141,828	10,137,469	2,365,334	2,742,146
Units purchased	8,873,731	8,867,895	233,335	742,257	1,932,893	3,372,714	3	(67)
Units redeemed	(9,943,992)	(12,973,326)	(699,301)	(1,329,632)	(2,749,999)	(3,368,355)	(329,009)	(376,745)

Ending units	28,617,794	29,688,055	1,935,622	2,401,588	9,324,722	10,141,828	2,036,328	2,365,334

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FOPR		FO2		FO2R		FVSS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$141,761	(3,918)	6,374	(11,392)	112,847	(150,229)	(51,953)	(35,629)
Realized gain (loss) on investments	(1,511,158)	(626,677)	(40,773)	36,814	(4,777,350)	(4,155,340)	652,957	687,635
Change in unrealized gain (loss) on investments	5,438,720	(4,791,201)	444,109	(573,548)	14,314,528	(6,494,327)	790,190	(1,295,073)
Reinvested capital gains	78,550	58,558	7,823	7,011	201,418	108,894	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,147,873	(5,363,238)	417,533	(541,115)	9,851,443	(10,691,002)	1,391,194	(643,067)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,240,222	1,184,907	-	-	6,482,300	11,247,420	124,196	124,631
Transfers between funds	(743,248)	(1,170,848)	(16,780)	(78,252)	(2,727,268)	(1,957,303)	337,643	(674,304)
Redemptions	(3,421,426)	(5,184,489)	(427,734)	(867,520)	(4,653,331)	(5,549,915)	(991,793)	(1,045,709)
Annuity benefits	(1,566)	(1,713)	-	-	(1,059)	(1,092)	-	-
Contract maintenance charges (note 2)	(9,303)	(11,661)	(306)	(426)	(259,103)	(144,003)	(2,642)	(3,083)
Contingent deferred sales charges (note 2)	(3,927)	(12,640)	(50)	(805)	(31,779)	(51,729)	(610)	(2,028)
Adjustments to maintain reserves	66	194	15	(138)	(914)	(1,170)	(101)	22

Net equity transactions	(2,939,182)	(5,196,250)	(444,855)	(947,141)	(1,191,154)	3,542,208	(533,307)	(1,600,471)

Net change in contract owners’ equity	1,208,691	(10,559,488)	(27,322)	(1,488,256)	8,660,289	(7,148,794)	857,887	(2,243,538)
Contract owners’ equity beginning of period	22,952,788	33,512,276	2,423,876	3,912,132	53,055,648	60,204,442	5,721,382	7,964,920

Contract owners’ equity end of period	$24,161,479	22,952,788	2,396,554	2,423,876	61,715,937	53,055,648	6,579,269	5,721,382

CHANGES IN UNITS:
Beginning units	1,866,140	2,228,091	149,602	198,160	4,998,098	4,618,811	432,099	540,940
Units purchased	130,201	170,497	966	20,459	1,324,721	1,798,978	84,367	71,862
Units redeemed	(347,393)	(532,448)	(26,261)	(69,017)	(1,404,853)	(1,419,691)	(120,338)	(180,703)

Ending units	1,648,948	1,866,140	124,307	149,602	4,917,966	4,998,098	396,128	432,099

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVIS2		FTVRD2		FTVSV2		FTVDM3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$6,822,346	5,635,603	35,836	(32,734)	(1,171,890)	(1,443,578)	(31,878)	(170,829)
Realized gain (loss) on investments	(2,916,245)	(2,972,293)	2,477,217	1,514,217	16,268,277	12,258,988	(589,789)	(2,498,885)
Change in unrealized gain (loss) on investments	10,652,790	(1,686,046)	3,097,048	1,090,945	6,646,397	(16,606,531)	3,471,324	(3,115,486)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,558,891	977,264	5,610,101	2,572,428	21,742,784	(5,791,121)	2,849,657	(5,785,200)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,528,968	14,661,470	307,661	696,473	6,990,978	12,952,878	232,798	489,824
Transfers between funds	3,954,298	4,227,422	(2,052,014)	(1,644,548)	(19,216,758)	(3,952,355)	1,096,378	(522,461)
Redemptions	(17,263,941)	(16,432,264)	(10,974,687)	(13,391,190)	(18,117,281)	(18,480,749)	(3,062,546)	(3,472,143)
Annuity benefits	(26,978)	(25,365)	(10,740)	(10,552)	(2,580)	(7,838)	-	-
Contract maintenance charges (note 2)	(14,836)	(13,935)	(6,701)	(7,611)	(487,715)	(394,940)	(4,083)	(4,255)
Contingent deferred sales charges (note 2)	(118,004)	(85,474)	(21,378)	(51,403)	(117,332)	(123,239)	(12,185)	(21,146)
Adjustments to maintain reserves	(780)	2,313	(774)	(908)	(1,942)	(847)	(462)	(784)

Net equity transactions	5,058,727	2,334,167	(12,758,633)	(14,409,739)	(30,952,630)	(10,007,090)	(1,750,100)	(3,530,965)

Net change in contract owners’ equity	19,617,618	3,311,431	(7,148,532)	(11,837,311)	(9,209,846)	(15,798,211)	1,099,557	(9,316,165)
Contract owners’ equity beginning of period	131,123,063	127,811,632	60,344,570	72,181,881	149,938,988	165,737,199	26,345,988	35,662,153

Contract owners’ equity end of period	$150,740,681	131,123,063	53,196,038	60,344,570	140,729,142	149,938,988	27,445,545	26,345,988

CHANGES IN UNITS:
Beginning units	11,167,150	10,974,594	3,637,623	4,554,255	7,354,175	7,692,944	1,718,984	1,928,435
Units purchased	2,954,988	2,876,195	477,417	705,267	1,151,477	2,550,062	293,512	311,944
Units redeemed	(2,541,383)	(2,683,639)	(1,217,000)	(1,621,899)	(2,596,483)	(2,888,831)	(407,103)	(521,395)

Ending units	11,580,755	11,167,150	2,898,040	3,637,623	5,909,169	7,354,175	1,605,393	1,718,984

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		TIF2		TIF3		FTVGI3		FTVFA2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	49,871	10,061	967,117	76,766	5,544,188	4,551,783	262,523	(310,427)
Realized gain (loss) on investments		22,237	163,587	2,496,917	509,671	648,807	1,453,221	540,184	790,311
Change in unrealized gain (loss) on investments		440,345	(639,255)	7,282,591	(9,760,218)	7,896,335	(9,649,489)	2,301,201	(1,269,714)
Reinvested capital gains		-	-	-	-	182,992	717,904	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		512,453	(465,607)	10,746,625	(9,173,781)	14,272,322	(2,926,581)	3,103,908	(789,830)

Equity transactions:
Purchase payments received from contract owners (note 3)		15	-	779,899	1,055,095	12,232,898	16,249,940	5,404,403	5,571,187
Transfers between funds		(97,066)	(161,355)	(2,677,303)	(1,453,018)	1,915,216	2,805,760	(580,343)	1,022,679
Redemptions		(484,716)	(1,209,944)	(7,997,509)	(7,582,065)	(13,298,766)	(12,747,147)	(1,453,754)	(1,010,480)
Annuity benefits		(341)	(311)	(2,336)	(2,410)	(32,588)	(20,543)	-	-
Contract maintenance charges (note 2)		(263)	(360)	(199,584)	(210,458)	(12,024)	(12,403)	(1,855)	(1,652)
Contingent deferred sales charges (note 2)		(156)	(2,035)	(41,950)	(52,615)	(63,484)	(48,687)	(13,762)	(4,108)
Adjustments to maintain reserves		(153)	(88)	(789)	(593)	(1,785)	(526)	(303)	(328)

Net equity transactions		(582,680)	(1,374,093)	(10,139,572)	(8,246,064)	739,467	6,226,394	3,354,386	5,577,298

Net change in contract owners’ equity		(70,227)	(1,839,700)	607,053	(17,419,845)	15,011,789	3,299,813	6,458,294	4,787,468
Contract owners’ equity beginning of period		3,474,765	5,314,465	70,448,463	87,868,308	106,737,652	103,437,839	21,662,279	16,874,811

Contract owners’ equity end of period	$	3,404,538	3,474,765	71,055,516	70,448,463	121,749,441	106,737,652	28,120,573	21,662,279

CHANGES IN UNITS:
Beginning units		196,259	264,742	5,613,198	6,154,147	6,648,136	6,305,385	2,438,014	1,840,165
Units purchased		408	20,816	510,931	657,527	1,606,250	2,441,844	782,997	1,066,363
Units redeemed		(31,530)	(89,299)	(1,266,742)	(1,198,476)	(1,551,884)	(2,099,093)	(430,387)	(468,514)

Ending units		165,137	196,259	4,857,387	5,613,198	6,702,502	6,648,136	2,790,624	2,438,014

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		AMTB		AMTG		AMTP		AMFAS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	2,138,107	3,714,429	(183)	(193)	(128)	(310)	(58,692)	(82,712)
Realized gain (loss) on investments		(6,292,415)	(6,287,137)	232	6,699	1,306	5,416	32,910	728,680
Change in unrealized gain (loss) on investments		9,166,168	(30,885)	1,299	(6,526)	1,381	(6,876)	346,122	(869,758)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		5,011,860	(2,603,593)	1,348	(20)	2,559	(1,770)	320,340	(223,790)

Equity transactions:
Purchase payments received from contract owners (note 3)		6,420,090	12,662,100	(94)	(719)	(113)	(7,448)	20,770	103,795
Transfers between funds		6,399,749	(9,337,382)	(45)	841	(233)	(24,671)	(614,494)	(919,169)
Redemptions		(31,235,201)	(29,093,636)	1	(8,398)	1	(6)	(543,418)	(957,732)
Annuity benefits		(19,797)	(56,488)	(2,519)	(5,421)	(1,898)	(2,893)	-	-
Contract maintenance charges (note 2)		(634,481)	(547,113)	137	(49)	234	(12)	(1,362)	(1,466)
Contingent deferred sales charges (note 2)		(109,462)	(171,683)	-	-	-	-	(2,399)	(2,207)
Adjustments to maintain reserves		(1,872)	(2,277)	1,456	1,376	(5,581)	951	(212)	(307)

Net equity transactions		(19,180,974)	(26,546,479)	(1,064)	(12,370)	(7,590)	(34,079)	(1,141,115)	(1,777,086)

Net change in contract owners’ equity		(14,169,114)	(29,150,072)	284	(12,390)	(5,031)	(35,849)	(820,775)	(2,000,876)
Contract owners’ equity beginning of period		171,395,888	200,545,960	12,930	25,320	17,206	53,055	4,222,440	6,223,316

Contract owners’ equity end of period	$	157,226,774	171,395,888	13,214	12,930	12,175	17,206	3,401,665	4,222,440

CHANGES IN UNITS:
Beginning units		15,352,684	18,038,619	5	153	-	999	335,319	480,243
Units purchased		4,150,707	4,081,983	17	-	3	1	73,848	450,321
Units redeemed		(5,960,527)	(6,767,918)	(17)	(148)	(3)	(1,000)	(156,707)	(595,245)

Ending units		13,542,864	15,352,684	5	5	-	-	252,460	335,319

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMSRS		OVMS		OVB		OVGS3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(329,844)	(363,459)	2,830	468,616	1,232,762	1,791,960	404,306	(5,284)
Realized gain (loss) on investments	(643,106)	(832,132)	(2,325,747)	(1,167,336)	(2,827,125)	(3,308,468)	382,645	1,249,806
Change in unrealized gain (loss) on investments	3,383,957	(354,006)	6,415,498	540,337	4,541,965	4,069,721	8,352,205	(6,641,561)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,411,007	(1,549,597)	4,092,581	(158,383)	2,947,602	2,553,213	9,139,156	(5,397,039)

Equity transactions:
Purchase payments received from contract owners (note 3)	279,030	718,330	438,062	398,729	606,005	559,852	1,870,495	2,422,146
Transfers between funds	(2,851,772)	158,409	(928,698)	(939,428)	(885,888)	(546,661)	(527,435)	(1,254,206)
Redemptions	(3,380,948)	(4,052,911)	(6,959,169)	(6,426,728)	(5,610,540)	(6,650,841)	(8,226,767)	(10,907,147)
Annuity benefits	(15,651)	(7,046)	(5,859)	(12,018)	(7,036)	(8,726)	(9,665)	(10,229)
Contract maintenance charges (note 2)	(9,599)	(10,322)	(23,036)	(25,683)	(17,132)	(19,464)	(20,188)	(24,172)
Contingent deferred sales charges (note 2)	(11,655)	(24,315)	(3,505)	(7,243)	(4,012)	(10,633)	(17,662)	(34,522)
Adjustments to maintain reserves	(226)	6,944	(345)	(271)	2,572	3,028	(183)	7

Net equity transactions	(5,990,821)	(3,210,911)	(7,482,550)	(7,012,642)	(5,916,031)	(6,673,445)	(6,931,405)	(9,808,123)

Net change in contract owners’ equity	(3,579,814)	(4,760,508)	(3,389,969)	(7,171,025)	(2,968,429)	(4,120,232)	2,207,751	(15,205,162)
Contract owners’ equity beginning of period	27,587,567	32,348,075	40,877,855	48,048,880	36,128,352	40,248,584	49,952,032	65,157,194

Contract owners’ equity end of period	$24,007,753	27,587,567	37,487,886	40,877,855	33,159,923	36,128,352	52,159,783	49,952,032

CHANGES IN UNITS:
Beginning units	1,804,517	2,033,231	1,737,854	2,027,729	2,055,734	2,443,496	2,572,768	3,037,983
Units purchased	106,239	415,960	29,750	27,873	89,669	106,922	202,630	243,705
Units redeemed	(477,977)	(644,674)	(333,489)	(317,748)	(409,073)	(494,684)	(529,487)	(708,920)

Ending units	1,432,779	1,804,517	1,434,115	1,737,854	1,736,330	2,055,734	2,245,911	2,572,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		OVGS4		OVGS		OVGSS		OVGI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	284,545	(289,026)	838,765	(28,433)	35,793	(28,966)	(39,270)	(53,651)
Realized gain (loss) on investments		(1,677,194)	(593,653)	7,742,844	9,155,029	151,570	277,223	240,657	140,383
Change in unrealized gain (loss) on investments		12,162,381	(6,028,612)	9,963,594	(19,988,626)	1,098,903	(1,062,068)	1,504,611	(263,162)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		10,769,732	(6,911,291)	18,545,203	(10,862,030)	1,286,266	(813,811)	1,705,998	(176,430)

Equity transactions:
Purchase payments received from contract owners (note 3)		4,702,765	5,312,978	9,330	3,819	(9,656)	44	485,575	330,574
Transfers between funds		516,047	(1,193,244)	(3,162,900)	(3,571,171)	(145,912)	(341,334)	168,301	(155,476)
Redemptions		(8,629,965)	(8,007,480)	(13,011,205)	(14,592,300)	(1,083,894)	(1,749,994)	(2,199,460)	(1,710,986)
Annuity benefits		(13,550)	(4,217)	(19,383)	(31,173)	-	-	(3,985)	(10,101)
Contract maintenance charges (note 2)		(7,483)	(8,438)	(47,414)	(55,550)	(702)	(982)	(7,428)	(8,047)
Contingent deferred sales charges (note 2)		(66,157)	(62,164)	(2,263)	(5,031)	(833)	(983)	(4,356)	(4,289)
Adjustments to maintain reserves		(1,100)	4,842	4,417	644	(98)	(233)	(482)	198

Net equity transactions		(3,499,443)	(3,957,723)	(16,229,418)	(18,250,762)	(1,241,095)	(2,093,482)	(1,561,835)	(1,558,127)

Net change in contract owners’ equity		7,270,289	(10,869,014)	2,315,785	(29,112,792)	45,171	(2,907,293)	144,163	(1,734,557)
Contract owners’ equity beginning of period		60,672,239	71,541,253	102,385,540	131,498,332	7,361,088	10,268,381	11,224,428	12,958,985

Contract owners’ equity end of period	$	67,942,528	60,672,239	104,701,325	102,385,540	7,406,259	7,361,088	11,368,591	11,224,428

CHANGES IN UNITS:
Beginning units		4,665,467	4,965,773	2,816,110	3,271,262	368,092	466,144	1,223,602	1,392,924
Units purchased		1,031,896	880,059	21	77	4,511	45,732	244,973	128,555
Units redeemed		(1,306,887)	(1,180,365)	(410,332)	(455,229)	(62,212)	(143,784)	(393,952)	(297,877)

Ending units		4,390,476	4,665,467	2,405,799	2,816,110	310,391	368,092	1,074,623	1,223,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		OVGIS		OVSC		OVSCS		OVAG
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(2,229,612)	(2,581,367)	(33,444)	(30,238)	(674,151)	(551,854)	(139,831)	(148,752)
Realized gain (loss) on investments		(467,277)	(10,516,619)	346,914	582,351	5,013,335	2,622,797	154,044	(121,631)
Change in unrealized gain (loss) on investments		32,867,877	9,101,558	315,018	(782,465)	3,353,514	(3,413,977)	1,469,772	(102,654)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		30,170,988	(3,996,428)	628,488	(230,352)	7,692,698	(1,343,034)	1,483,985	(373,037)

Equity transactions:
Purchase payments received from contract owners (note 3)		10,012,198	12,706,693	147,811	212,703	6,126,148	8,540,960	359,190	346,842
Transfers between funds		(21,944,982)	(11,850,584)	116,320	515,063	(5,702,213)	940,489	(625,607)	1,955,345
Redemptions		(28,592,025)	(28,437,308)	(478,181)	(553,693)	(4,609,469)	(4,122,193)	(1,787,726)	(1,579,753)
Annuity benefits		(1,747)	(1,497)	(478)	(468)	(6,806)	(1,649)	-	-
Contract maintenance charges (note 2)		(900,005)	(785,314)	(1,459)	(1,401)	(175,300)	(99,384)	(7,212)	(7,690)
Contingent deferred sales charges (note 2)		(175,848)	(223,529)	(2,985)	(1,503)	(48,828)	(30,136)	(3,556)	(4,498)
Adjustments to maintain reserves		(1,276)	(1,037)	(59)	(106)	(738)	2,128	(85)	187

Net equity transactions		(41,603,685)	(28,592,576)	(219,031)	170,595	(4,417,206)	5,230,215	(2,064,996)	710,433

Net change in contract owners’ equity		(11,432,697)	(32,589,004)	409,457	(59,757)	3,275,492	3,887,181	(581,011)	337,396
Contract owners’ equity beginning of period		216,342,816	248,931,820	4,008,007	4,067,764	50,045,477	46,158,296	10,183,980	9,846,584

Contract owners’ equity end of period	$	204,910,119	216,342,816	4,417,464	4,008,007	53,320,969	50,045,477	9,602,969	10,183,980

CHANGES IN UNITS:
Beginning units		15,287,929	17,274,630	420,119	411,283	2,533,954	2,225,257	1,900,617	1,833,474
Units purchased		2,364,421	2,902,651	141,004	259,814	658,285	968,998	248,115	1,209,307
Units redeemed		(5,068,500)	(4,889,352)	(163,498)	(250,978)	(857,474)	(660,301)	(589,321)	(1,142,164)

Ending units		12,583,850	15,287,929	397,625	420,119	2,334,765	2,533,954	1,559,411	1,900,617

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVSB		OVSBS		PMVAAD		PMVFAD
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,479)	-	(23,537)	-	423,540	-	813,476	88,420
Realized gain (loss) on investments	285	-	2,879	-	9,812	-	535,080	610,773
Change in unrealized gain (loss) on investments	11,186	-	151,271	-	153,142	-	(1,086,348)	425,383
Reinvested capital gains	-	-	-	-	-	-	518,077	73,207

Net increase (decrease) in contract owners’ equity resulting from operations	9,992	-	130,613	-	586,494	-	780,285	1,197,783

Equity transactions:
Purchase payments received from contract owners (note 3)	1,434	-	86,858	-	8,200,329	-	3,077,251	4,148,576
Transfers between funds	723,779	-	9,056,879	-	11,678,994	-	(1,730,044)	2,732,798
Redemptions	(44,585)	-	(394,761)	-	(582,275)	-	(2,237,273)	(2,655,456)
Annuity benefits	-	-	(22)	-	-	-	-	-
Contract maintenance charges (note 2)	(26)	-	(216)	-	(234)	-	(1,799)	(1,604)
Contingent deferred sales charges (note 2)	(91)	-	(213)	-	(1,651)	-	(16,841)	(7,003)
Adjustments to maintain reserves	(23)	-	1,121	-	(116)	-	509	(1,339)

Net equity transactions	680,488	-	8,749,646	-	19,295,047	-	(908,197)	4,215,972

Net change in contract owners’ equity	690,480	-	8,880,259	-	19,881,541	-	(127,912)	5,413,755
Contract owners’ equity beginning of period	-	-	-	-	-	-	22,970,486	17,556,731

Contract owners’ equity end of period	$690,480	-	8,880,259	-	19,881,541	-	22,842,574	22,970,486

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	1,837,753	1,500,572
Units purchased	74,231	-	942,718	-	2,001,065	-	542,041	1,265,349
Units redeemed	(6,244)	-	(67,807)	-	(126,395)	-	(616,270)	(928,168)

Ending units	67,987	-	874,911	-	1,874,670	-	1,763,524	1,837,753

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVLAD		PMVTRD		PVGIB		PVTIGB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$650,680	(129,068)	1,150,784	245,053	7,139	(7,543)	2,738	10,953
Realized gain (loss) on investments	924,447	485,376	57,378	(2,822)	(333,740)	(606,386)	(52,884)	(32,882)
Change in unrealized gain (loss) on investments	10,401,166	(2,419,505)	3,860,783	(970,242)	733,390	437,749	117,212	(67,628)
Reinvested capital gains	-	-	3,544,898	835,917	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,976,293	(2,063,197)	8,613,843	107,906	406,789	(176,180)	67,066	(89,557)

Equity transactions:
Purchase payments received from contract owners (note 3)	57,926,661	71,828,103	77,913,355	43,402,248	9,751	25,101	-	-
Transfers between funds	37,544,311	14,125,276	51,435,830	22,982,635	194,965	(84,556)	-	(31,881)
Redemptions	(28,981,984)	(26,147,617)	(8,870,608)	(1,119,580)	(525,768)	(709,127)	(100,889)	(137,736)
Annuity benefits	(637)	(572)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,784,357)	(913,678)	(646,959)	(27,481)	(537)	(554)	(80)	(82)
Contingent deferred sales charges (note 2)	(238,752)	(199,377)	(53,861)	(8,887)	(427)	(2,302)	(117)	(16)
Adjustments to maintain reserves	5,603	(5,964)	(2,687)	(9,593)	(112)	(259)	3	(67)

Net equity transactions	64,470,845	58,686,171	119,775,070	65,219,342	(322,128)	(771,697)	(101,083)	(169,782)

Net change in contract owners’ equity	76,447,138	56,622,974	128,388,913	65,327,248	84,661	(947,877)	(34,017)	(259,339)
Contract owners’ equity beginning of period	260,585,570	203,962,596	65,327,248	-	2,559,811	3,507,688	366,694	626,033

Contract owners’ equity end of period	$337,032,708	260,585,570	193,716,161	65,327,248	2,644,472	2,559,811	332,677	366,694

CHANGES IN UNITS:
Beginning units	23,171,669	18,042,359	6,540,321	-	212,998	275,411	28,337	39,549
Units purchased	12,794,621	13,186,257	14,394,072	7,565,330	53,761	52,419	-	1,067
Units redeemed	(7,193,529)	(8,056,947)	(2,947,189)	(1,025,009)	(79,139)	(114,832)	(6,862)	(12,279)

Ending units	28,772,761	23,171,669	17,987,204	6,540,321	187,620	212,998	21,475	28,337

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PVTVB		ACEG2		VYDS		TRHS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(27,274)	(59,022)	(57,829)	-	(1,077)	(3,072)	(686,038)	(205,865)
Realized gain (loss) on investments	79,673	379,283	(41,285)	-	(803)	(57,508)	1,426,849	191,366
Change in unrealized gain (loss) on investments	251,531	(1,159,581)	(141,196)	-	53,047	16,550	7,738,204	(811,736)
Reinvested capital gains	-	-	-	-	-	-	1,043,394	-

Net increase (decrease) in contract owners’ equity resulting from operations	303,930	(839,320)	(240,310)	-	51,167	(44,030)	9,522,409	(826,235)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,484	1,816	34,233	-	-	26,609	6,864,457	3,367,389
Transfers between funds	(484,432)	277,956	6,023,242	-	-	(102,794)	17,709,653	22,636,118
Redemptions	(850,541)	(521,357)	(533,933)	-	(8,675)	(58,353)	(5,022,033)	(1,226,618)
Annuity benefits	-	-	(230)	-	-	-	-	-
Contract maintenance charges (note 2)	(417)	(470)	(1,113)	-	(114)	(135)	(6,266)	(1,538)
Contingent deferred sales charges (note 2)	(515)	(1,159)	(3,066)	-	(110)	(27)	(37,225)	(8,818)
Adjustments to maintain reserves	(104)	(110)	(225)	-	(44)	(7)	(492)	(752)

Net equity transactions	(1,318,525)	(243,324)	5,518,908	-	(8,943)	(134,707)	19,508,094	24,765,781

Net change in contract owners’ equity	(1,014,595)	(1,082,644)	5,278,598	-	42,224	(178,737)	29,030,503	23,939,546
Contract owners’ equity beginning of period	2,914,393	3,997,037	-	-	348,002	526,739	27,116,053	3,176,507

Contract owners’ equity end of period	$1,899,798	2,914,393	5,278,598	-	390,226	348,002	56,146,556	27,116,053

CHANGES IN UNITS:
Beginning units	221,728	248,463	-	-	27,442	38,329	2,368,928	301,680
Units purchased	41,612	137,865	644,750	-	504	2,805	3,369,395	3,364,199
Units redeemed	(135,355)	(164,600)	(96,695)	-	(1,165)	(13,692)	(1,939,336)	(1,296,951)

Ending units	127,985	221,728	548,055	-	26,781	27,442	3,798,987	2,368,928

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAS		VWBF		VWEM		VWHA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(10,034)	-	59,211	799,031	(324,663)	(45,550)	(354,736)	(32,427)
Realized gain (loss) on investments	(2,703)	-	(133,179)	(112,445)	(1,519,560)	(2,137,349)	1,552,201	2,234,334
Change in unrealized gain (loss) on investments	403,566	-	460,132	(151,075)	6,660,836	(3,557,569)	(5,574,871)	(8,124,985)
Reinvested capital gains	109,899	-	158,772	243,995	-	-	2,563,706	407,783

Net increase (decrease) in contract owners’ equity resulting from operations	500,728	-	544,936	779,506	4,816,613	(5,740,468)	(1,813,700)	(5,515,295)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,829,063	-	241,875	13,537	251,121	-	(4,763)	1,406
Transfers between funds	8,816,346	-	5,194,049	(302,294)	13,236,597	(1,046,520)	48,728,869	(819,801)
Redemptions	(323,417)	-	(2,154,877)	(1,346,118)	(2,658,659)	(2,366,960)	(6,903,459)	(2,636,150)
Annuity benefits	-	-	(4,111)	(3,534)	(5,816)	(6,448)	(2,526)	(3,053)
Contract maintenance charges (note 2)	(330)	-	(6,423)	(6,255)	(10,527)	(10,017)	(17,229)	(13,419)
Contingent deferred sales charges (note 2)	(1,373)	-	(648)	(215)	(601)	(1,176)	(20,225)	(422)
Adjustments to maintain reserves	(457,932)	-	(77)	934	(24,273)	1,004	(7,662)	427

Net equity transactions	12,862,357	-	3,269,788	(1,643,945)	10,787,842	(3,430,117)	41,773,005	(3,471,012)

Net change in contract owners’ equity	13,363,085	-	3,814,724	(864,439)	15,604,455	(9,170,585)	39,959,305	(8,986,307)
Contract owners’ equity beginning of period	-	-	11,420,517	12,284,956	14,809,682	23,980,267	25,097,845	34,084,152

Contract owners’ equity end of period	$13,363,085	-	15,235,241	11,420,517	30,414,137	14,809,682	65,057,150	25,097,845

CHANGES IN UNITS:
Beginning units	-	-	445,923	511,066	797,445	946,130	552,304	619,064
Units purchased	1,652,401	-	225,585	-	684,367	-	3,361,341	1
Units redeemed	(264,318)	-	(95,420)	(65,143)	(203,948)	(148,685)	(939,633)	(66,761)

Ending units	1,388,083	-	576,088	445,923	1,277,864	797,445	2,974,012	552,304

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRASP		WRHIP		WRMCG		WRPCP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(484,688)	(500,298)	(107,253)	-	(30,622)	-	5,695	(1,047)
Realized gain (loss) on investments	898,488	1,577,566	107,527	-	(9,484)	-	(731)	(10,031)
Change in unrealized gain (loss) on investments	16,358,539	(10,208,797)	898,489	-	359,730	-	39,608	(3,265)
Reinvested capital gains	-	-	-	-	12,611	-	35,666	652

Net increase (decrease) in contract owners’ equity resulting from operations	16,772,339	(9,131,529)	898,763	-	332,235	-	80,238	(13,691)

Equity transactions:
Purchase payments received from contract owners (note 3)	27,771,220	27,069,234	7,623,244	-	3,733,672	-	1,425,542	933,390
Transfers between funds	(5,500,167)	8,920,842	17,830,308	-	3,451,334	-	(95,454)	87,869
Redemptions	(10,518,864)	(10,852,045)	(1,056,839)	-	(55,444)	-	(99,096)	(877)
Annuity benefits	(636)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(9,215)	(8,908)	(458)	-	(7,565)	-	(6,543)	-
Contingent deferred sales charges (note 2)	(109,596)	(66,987)	(195)	-	(6)	-	-	-
Adjustments to maintain reserves	(913)	606	(141)	-	(131)	-	(6)	1

Net equity transactions	11,631,829	25,062,742	24,395,919	-	7,121,860	-	1,224,443	1,020,383

Net change in contract owners’ equity	28,404,168	15,931,213	25,294,682	-	7,454,095	-	1,304,681	1,006,692
Contract owners’ equity beginning of period	93,728,667	77,797,454	-	-	-	-	1,006,692	-

Contract owners’ equity end of period	$122,132,835	93,728,667	25,294,682	-	7,454,095	-	2,311,373	1,006,692

CHANGES IN UNITS:
Beginning units	8,101,468	6,143,715	-	-	-	-	92,333	-
Units purchased	3,371,154	4,827,421	2,872,915	-	777,372	-	124,130	103,588
Units redeemed	(2,469,020)	(2,869,668)	(528,836)	-	(35,696)	-	(17,444)	(11,255)

Ending units	9,003,602	8,101,468	2,344,079	-	741,676	-	199,019	92,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		WRPMP		WRPMAP		WRPMCP		SVDF
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	31,696	4,002	58,514	29,602	9,202	(202)	(524)	(468)
Realized gain (loss) on investments		(3,223)	(2,911)	(24,782)	(26,852)	(2,822)	(9,500)	1,166	2,076
Change in unrealized gain (loss) on investments		501,688	(63,776)	1,295,887	(755,920)	126,062	(12,010)	4,931	(1,575)
Reinvested capital gains		196,645	15,295	441,576	107,545	66,185	3,950	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		726,806	(47,390)	1,771,195	(645,625)	198,627	(17,762)	5,573	33

Equity transactions:
Purchase payments received from contract owners (note 3)		11,312,462	4,782,149	12,612,480	14,337,201	3,673,867	1,661,641	(33)	2,363
Transfers between funds		376,320	(24,265)	(88,336)	(16,720)	16,660	15,628	(23)	1,016
Redemptions		(145,808)	(61,827)	(533,802)	(68,113)	(172,146)	(28,126)	-	-
Annuity benefits		-	-	-	-	-	-	(3,564)	(7,427)
Contract maintenance charges (note 2)		(34,013)	(255)	(91,814)	(123)	(10,326)	(93)	52	(279)
Contingent deferred sales charges (note 2)		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		(14)	1	(27)	(5)	(15)	(2)	41	3

Net equity transactions		11,508,947	4,695,803	11,898,501	14,252,240	3,508,040	1,649,048	(3,527)	(4,324)

Net change in contract owners’ equity		12,235,753	4,648,413	13,669,696	13,606,615	3,706,667	1,631,286	2,046	(4,291)
Contract owners’ equity beginning of period		4,676,395	27,982	13,606,615	-	1,631,286	-	35,590	39,881

Contract owners’ equity end of period	$	16,912,148	4,676,395	27,276,311	13,606,615	5,337,953	1,631,286	37,636	35,590

CHANGES IN UNITS:
Beginning units		424,157	2,491	1,230,558	-	148,360	-	74	-
Units purchased		997,291	428,766	1,064,633	1,255,458	319,088	150,962	1	15
Units redeemed		(15,327)	(7,100)	(60,162)	(24,900)	(17,841)	(2,602)	(1)	59

Ending units		1,406,121	424,157	2,235,029	1,230,558	449,607	148,360	74	74

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SVOF		WFVSCG		WFVSMV		WFVTRB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(3,191)	(3,414)	(539,310)	(423,134)	(19)	(38)	589	4,038
Realized gain (loss) on investments		8,799	26,894	1,172,522	1,060,262	(581)	(493)	321	224
Change in unrealized gain (loss) on investments		27,797	(42,438)	(589,315)	(2,072,670)	1,613	(273)	7,550	3,548
Reinvested capital gains		91	-	1,636,874	-	-	-	5,572	11,330

Net increase (decrease) in contract owners’ equity resulting from operations		33,496	(18,958)	1,680,771	(1,435,542)	1,013	(804)	14,032	19,140

Equity transactions:
Purchase payments received from contract owners (note 3)		(163)	(14,154)	5,844,284	8,919,613	-	-	-	-
Transfers between funds		(232)	(35,273)	(3,083,002)	(1,588,741)	(810)	521	-	-
Redemptions		(25)	-	(2,750,446)	(1,984,912)	(1,096)	(1,178)	-	-
Annuity benefits		(22,836)	(32,222)	-	-	-	-	-	-
Contract maintenance charges (note 2)		419	(44)	(151,750)	(72,105)	-	-	-	-
Contingent deferred sales charges (note 2)		1	-	(42,508)	(9,935)	-	-	-	-
Adjustments to maintain reserves		(1,035)	(3,052)	(544)	(792)	2	(2)	(3)	(3)

Net equity transactions		(23,871)	(84,745)	(183,966)	5,263,128	(1,904)	(659)	(3)	(3)

Net change in contract owners’ equity		9,625	(103,703)	1,496,805	3,827,586	(891)	(1,463)	14,029	19,137
Contract owners’ equity beginning of period		246,624	350,327	30,844,147	27,016,561	8,299	9,762	293,570	274,433

Contract owners’ equity end of period	$	256,249	246,624	32,340,952	30,844,147	7,408	8,299	307,599	293,570

CHANGES IN UNITS:
Beginning units		-	836	2,029,850	1,674,122	951	1,026	21,348	21,348
Units purchased		9	-	992,569	1,334,492	57	106	-	-
Units redeemed		(9)	(836)	(1,015,850)	(978,764)	(255)	(181)	-	-

Ending units		-	-	2,006,569	2,029,850	753	951	21,348	21,348

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WFVOG2		JAGTS2		JAIGS2		VFMG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(857)	(966)	(64,891)	(173,645)	(442,260)	(1,348,124)	(16,521)	6,690
Realized gain (loss) on investments	3,068	1,091	814,110	2,046,500	2,355,718	(4,635,315)	(289,770)	(70,855)
Change in unrealized gain (loss) on investments	3,305	(5,183)	1,264,910	(3,189,059)	8,375,770	(42,385,904)	349,749	(196,359)
Reinvested capital gains	3,480	541	-	-	-	1,249,495	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,996	(4,517)	2,014,129	(1,316,204)	10,289,228	(47,119,848)	43,458	(260,524)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	733,950	2,624,036	1,407,453	9,127,376	6,578	76,042
Transfers between funds	-	(5,242)	(12,984,772)	926,695	(90,931,903)	(28,839,426)	(2,952,809)	(61,810)
Redemptions	(11,463)	(1,225)	(694,552)	(1,766,216)	(4,009,784)	(15,391,266)	(407,306)	(513,298)
Annuity benefits	-	-	-	-	(7,132)	(13,264)	-	-
Contract maintenance charges (note 2)	(10)	(18)	(968)	(2,855)	(6,854)	(25,707)	(1,246)	(1,595)
Contingent deferred sales charges (note 2)	-	-	(706)	(4,444)	(22,974)	(69,170)	(3)	(924)
Adjustments to maintain reserves	(18)	10	25	(509)	101,705	5,919	(26)	(27)

Net equity transactions	(11,491)	(6,475)	(12,947,023)	1,776,707	(93,469,489)	(35,205,538)	(3,354,812)	(501,612)

Net change in contract owners’ equity	(2,495)	(10,992)	(10,932,894)	460,503	(83,180,261)	(82,325,386)	(3,311,354)	(762,136)
Contract owners’ equity beginning of period	51,038	62,030	10,932,894	10,472,391	83,180,261	165,505,647	3,311,354	4,073,490

Contract owners’ equity end of period	$48,543	51,038	-	10,932,894	-	83,180,261	-	3,311,354

CHANGES IN UNITS:
Beginning units	4,361	4,925	921,943	765,556	4,453,401	5,924,822	293,739	334,971
Units purchased	851	-	489,186	1,121,150	327,316	1,029,521	59,437	57,319
Units redeemed	(1,719)	(564)	(1,411,129)	(964,763)	(4,780,717)	(2,500,942)	(353,176)	(98,551)

Ending units	3,493	4,361	-	921,943	-	4,453,401	-	293,739

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVCA2		AVCD2		VWBFR		VWEMR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(32,047)	(112,786)	(126,084)	(425,704)	100,163	398,577	(59,389)	(11,913)
Realized gain (loss) on investments	(342,665)	(114,742)	5,254,486	(4,005,304)	79,263	(16,148)	2,130,804	1,458,164
Change in unrealized gain (loss) on investments	1,202,582	(401,054)	(2,195,190)	2,139,793	(149,144)	(133,246)	90,670	(6,253,902)
Reinvested capital gains	-	-	-	-	78,829	121,547	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	827,870	(628,582)	2,933,212	(2,291,215)	109,111	370,730	2,162,085	(4,807,651)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,827	81,949	855,153	4,465,249	38,040	167,392	53,174	617,855
Transfers between funds	(6,145,979)	(106,757)	(25,619,835)	220,884	(5,709,062)	344,874	(13,180,281)	(5,284,411)
Redemptions	(408,004)	(1,058,709)	(923,202)	(2,512,531)	(267,811)	(1,032,678)	(445,831)	(2,461,309)
Annuity benefits	(371)	(1,230)	-	-	-	-	(726)	(4,040)
Contract maintenance charges (note 2)	(729)	(2,531)	(30,995)	(73,499)	(549)	(1,582)	(1,688)	(5,154)
Contingent deferred sales charges (note 2)	(289)	(5,308)	(5,566)	(28,125)	(225)	(547)	(867)	(1,943)
Adjustments to maintain reserves	1,187	(384)	124	(734)	167	(1,034)	20,876	146

Net equity transactions	(6,537,358)	(1,092,970)	(25,724,321)	2,071,244	(5,939,440)	(523,575)	(13,555,343)	(7,138,856)

Net change in contract owners’ equity	(5,709,488)	(1,721,552)	(22,791,109)	(219,971)	(5,830,329)	(152,845)	(11,393,258)	(11,946,507)
Contract owners’ equity beginning of period	5,709,488	7,431,040	22,791,109	23,011,080	5,830,329	5,983,174	11,393,258	23,339,765

Contract owners’ equity end of period	$-	5,709,488	-	22,791,109	-	5,830,329	-	11,393,258

CHANGES IN UNITS:
Beginning units	490,830	579,187	1,414,528	1,298,000	399,375	437,415	551,256	827,950
Units purchased	49,715	92,123	97,446	846,862	15,686	89,462	51,001	119,749
Units redeemed	(540,545)	(180,480)	(1,511,974)	(730,334)	(415,061)	(127,502)	(602,257)	(396,443)

Ending units	-	490,830	-	1,414,528	-	399,375	-	551,256

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAR		NVAGF3		OVHI3		OVHI4
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(289,294)	(242,307)	-	112,024	91,334	47,513	903,824	586,860
Realized gain (loss) on investments	(5,416,237)	(358,911)	-	(313,065)	(71,063)	10,667	(593,671)	596,792
Change in unrealized gain (loss) on investments	4,221,023	(12,271,602)	-	100,870	39,989	(79,705)	364,056	(1,488,525)
Reinvested capital gains	4,042,343	674,581	-	173,773	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,557,835	(12,198,239)	-	73,602	60,260	(21,525)	674,209	(304,873)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,290,359	11,142,816	-	24,573	57,621	37,379	147,542	314,199
Transfers between funds	(58,649,211)	8,050,481	-	(3,469,556)	(481,685)	35,216	(6,994,776)	863,308
Redemptions	(2,686,605)	(6,217,849)	-	(109,678)	(118,059)	(125,397)	(982,492)	(1,269,909)
Annuity benefits	(941)	(6,032)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,761)	(13,198)	-	(91)	(215)	(273)	(493)	(747)
Contingent deferred sales charges (note 2)	(15,779)	(20,399)	-	(108)	(110)	(166)	(626)	(7,676)
Adjustments to maintain reserves	7,816	(6,975)	-	(73)	(29)	(45)	(208)	(250)

Net equity transactions	(57,059,122)	12,928,844	-	(3,554,933)	(542,477)	(53,286)	(7,831,053)	(101,075)

Net change in contract owners’ equity	(54,501,287)	730,605	-	(3,481,331)	(482,217)	(74,811)	(7,156,844)	(405,948)
Contract owners’ equity beginning of period	54,501,287	53,770,682	-	3,481,331	482,217	557,028	7,156,844	7,562,792

Contract owners’ equity end of period	$-	54,501,287	-	-	-	482,217	-	7,156,844

CHANGES IN UNITS:
Beginning units	3,469,671	2,350,975	-	288,563	175,763	196,791	2,632,631	2,685,043
Units purchased	610,995	2,531,203	-	27,666	114,563	124,033	763,683	1,826,898
Units redeemed	(4,080,666)	(1,412,507)	-	(316,229)	(290,326)	(145,061)	(3,396,314)	(1,879,310)

Ending units	-	3,469,671	-	-	-	175,763	-	2,632,631

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVHI		OVHIS		ACVU2		AVBV2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,990	4,049	364,521	248,271	(29)	(108)	(23)	(63)
Realized gain (loss) on investments	(47,209)	(81,366)	(6,266,756)	(2,885,033)	1,983	1,824	652	672
Change in unrealized gain (loss) on investments	46,555	77,454	6,166,243	2,539,282	(1,235)	(1,393)	(133)	(531)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,336	137	264,008	(97,480)	719	323	496	78

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	2	75	-	-	2,163	39
Transfers between funds	(20,951)	(514)	(2,476,910)	(323,301)	-	-	(13,427)	(39)
Redemptions	(4,664)	(25,838)	(280,219)	(537,967)	-	-	11,264	-
Annuity benefits	-	-	(107)	(132)	(5,712)	(5,636)	(4,608)	(4,779)
Contract maintenance charges (note 2)	(7)	(13)	(368)	(513)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(9)	(710)	(1,211)	-	-	-	-
Adjustments to maintain reserves	(10)	(13)	(2,193)	(298)	(12)	62	4	15

Net equity transactions	(25,632)	(26,387)	(2,760,505)	(863,347)	(5,724)	(5,574)	(4,604)	(4,764)

Net change in contract owners’ equity	(23,296)	(26,250)	(2,496,497)	(960,827)	(5,005)	(5,251)	(4,108)	(4,686)
Contract owners’ equity beginning of period	23,296	49,546	2,496,497	3,457,324	5,005	10,256	4,108	8,794

Contract owners’ equity end of period	$-	23,296	-	2,496,497	-	5,005	-	4,108

CHANGES IN UNITS:
Beginning units	7,881	16,199	642,234	856,240	-	-	-	-
Units purchased	-	-	20,641	107,168	-	-	2	(159)
Units redeemed	(7,881)	(8,318)	(662,875)	(321,174)	-	-	(2)	159

Ending units	-	7,881	-	642,234	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	CSIEF3		AMINS		WSCP		GEF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	28,624	-	(7)	-	(180,035)	-	(1,059)
Realized gain (loss) on investments	-	(41,389)	-	(522)	-	2,404,597	-	(425,178)
Change in unrealized gain (loss) on investments	-	(210,286)	-	-	-	(4,313,690)	-	385,062
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(223,051)	-	(529)	-	(2,089,128)	-	(41,175)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	20,341	-	1,921	-	321,366	-	92,036
Transfers between funds	-	(1,882,814)	-	(1,175)	-	(28,116,105)	-	(1,883,961)
Redemptions	-	(115,708)	-	(112)	-	(3,691,090)	-	(360,558)
Annuity benefits	-	(3,110)	-	-	-	(2,221)	-	-
Contract maintenance charges (note 2)	-	(973)	-	(105)	-	(16,307)	-	(418)
Contingent deferred sales charges (note 2)	-	(8)	-	-	-	(6,145)	-	(335)
Adjustments to maintain reserves	-	(33,705)	-	-	-	(10,000)	-	(23)

Net equity transactions	-	(2,015,977)	-	529	-	(31,520,502)	-	(2,153,259)

Net change in contract owners’ equity	-	(2,239,028)	-	-	-	(33,609,630)	-	(2,194,434)
Contract owners’ equity beginning of period	-	2,239,028	-	-	-	33,609,630	-	2,194,434

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	196,205	-	-	-	2,155,736	-	147,046
Units purchased	-	31,812	-	2,240	-	33,589	-	42,559
Units redeemed	-	(228,017)	-	(2,240)	-	(2,189,325)	-	(189,605)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVGWL6		ACVI4
		2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	-	(2,662)	-	7
Realized gain (loss) on investments		-	154,220	-	32
Change in unrealized gain (loss) on investments		-	(229,888)	-	-
Reinvested capital gains		-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		-	(78,330)	-	39

Equity transactions:
Purchase payments received from contract owners (note 3)		-	394,116	-	(37)
Transfers between funds		-	(2,511,022)	-	58
Redemptions		-	(17,563)	-	-
Annuity benefits		-	-	-	-
Contract maintenance charges (note 2)		-	(4,380)	-	(60)
Contingent deferred sales charges (note 2)		-	(177)	-	-
Adjustments to maintain reserves		-	(182)	-	-

Net equity transactions		-	(2,139,208)	-	(39)

Net change in contract owners’ equity		-	(2,217,538)	-	-
Contract owners’ equity beginning of period		-	2,217,538	-	-

Contract owners’ equity end of period	$	-	-	-	-

CHANGES IN UNITS:
Beginning units		-	152,509	-	-
Units purchased		-	41,976	-	45
Units redeemed		-	(194,485)	-	(45)

Ending units		-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

ALLIANCE BERNSTEIN FUNDS

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Protected Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BB&T FUNDS

Sterling Capital Strategic Allocation Equity VIF (BBCMAG)*

Sterling Capital Select Equity VIF (BBGI)*

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

INVESCO AIM INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Growth Portfolio- Class 1 (OGGO)*

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service  Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)*

U.S. Real Estate Portfolio - Class II (MSVREB)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT Emerging Markets Fund - Class VI (GEM6)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class III (GIG3)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

American Century NVIT Growth Fund -Class II (CAF2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Northern Lights Variable Trust

TOPS Protected Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Protected Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Protected Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

American Century VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class II (ACVI2)*

VP International Fund - Class III (ACVI3)*

VP International Fund - Class IV (ACVI4)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund Portfolio - Initial Class (FCP)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Initial Class R (FHIPR)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Initial Class R (FOPR)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Overseas Portfolio - Service Class 2 R (FO2R)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE

    INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares  (AMTB)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - Class IB (PVGIB)

Putnam VT International Equity Fund - Class IB (PVTIGB)

Putnam VT Voyager Fund - Class IB (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust - Global Bond Fund: Initial Class (VWBF)

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)*

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)

Advantage VT Core Bond Fund (WFVTRB)

Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*At December 31, 2012, contract owners were not invested in the fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%
Combination Enhanced	-	-	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Spousal Continuation Benefit Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-
7% Lifetime Income Option	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30% (3)	0.50%(3)			0.20%(3)	-
No CDSC	0.35% (7)	0.55%(7)			0.25%(7)	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-
Combination Enhanced II	-	-	-	-	0.45%	-
Combination Enhanced	-	0.40%(10)	0.45%(59)	-	0.30%	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-
Capital Preservation Plus Option	0.50%	0.50%	-	-	0.50%	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-
7% Lifetime Income Option (New York)	-	1.00%	-	1.50%(49)(51)(53)	-	-
7% Lifetime Income Option (Non-New York)	1.00%(1)	-	1.50%(49)(51)(53)	-	1.00%(1)	-
10% Lifetime Income Option	1.20%(20)	1.20%	-	-	1.20%(20)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%(19)	-	-	0.15%	-
7% Spousal Continuation Benefit (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)	-	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	0.40%(50)(51)(53)	-	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%
Spousal Continuation Benefit Option	-	-	-	-	-	0.10%
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	3.85%(52)	3.25%(52)	4.50%(22)	1.10%

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%	0.20%	0.35%	0.35%	-	0.20%	0.20%
Combination Enhanced II	0.45%(25)	0.35%(25)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)	0.30%(10)	0.45%	0.45%	-	0.30%(10)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Lifetime Income Option (New York)			1.00%	-	1.50%(49)(51)(53)
7% Lifetime Income Option (Non-New York)	1.00%(1)	-	-	1.50%(49)(51)(53)	-	1.00%(1)	1.00%(1)
10% Lifetime Income Option	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
7% Spousal Continuation Benefit (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	-	0.40%(50)(51)(53)	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.00%	4.05%(28)	4.45%(52)	3.85%(52)	4.15%(23)	3.90%(27)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destinnation EV	Destinnation EV 2.0	Destinnation EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%	-
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.45%	-	0.45%	0.45%	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-	-	-
5% Lifetime Income Option (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Lifetime Income Option (New York)	-	-	1.50%(49)(51)(53)	1.00%	-	1.50%(49)(51)(53)
7% Lifetime Income Option (Non-New York)	1.00%	1.50%(49)(51)(53)	-	-	1.50%(49)(51)(53)	-
10% Lifetime Income Option (New York)	-	-	-	-	-	-
10% Lifetime Income Option (Non-New York)	1.20%	-	-	1.20%	-	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%(42)	-	-	-	-	-
5% Spousal Continuation Benefit (Non-New York)	-	-	-	-	-	-
7% Spousal Continuation Benefit (New York)	0.30%(36)	-	0.40%(50)(51)(53)	0.30%(36)	-	0.40%(50)(51)(53)
7% Spousal Continuation Benefit (Non-New York)	-	0.40%(50)(51)(53)	-	-	0.40%(50)(51)(53)	-
10% Spousal Continuation Benefit (New York)	-	-	-	-	-	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.00%(52)	3.40%(52)	4.15%(23)	4.55%(52)	3.95%(52)

Nationwide Variable Account - II Options	Destination Navigator	Destination Navigator 2.0	Destination Navigator-NY	Destination Navigator-NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	-
Combination Enhanced II	-	-	-	-
Combination Enhanced	0.45%	0.45%	-	-
Return of Premium	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	1.00%(40)	1.00%(51)(53)(55)
5% Lifetime Income Option (Non-New York)	1.00%(40)	1.00%(51)(53)(55)	-	-
7% Lifetime Income Option (New York)	-	-	1.00%	1.50%(51)(53)(49)
7% Lifetime Income Option (Non-New York)	-	1.50%(49)(51)(53)	-	-
10% Lifetime Income Option (New York)	-	-	1.20%	-
10% Lifetime Income Option (Non-New York)	1.20%	-	-	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	-	-	0.15%(45)	0.15%(51)(53)(57)
5% Spousal Continuation Benefit (Non-New York)	0.15%(41)	0.15%(51)(53)(56)	-	-
7% Spousal Continuation Benefit (New York)	-	-	0.30%(36)	0.40%(50)(51)(53)
7% Spousal Continuation Benefit (Non-New York)	-	0.40%(50)(51)(53)	-	-
10% Spousal Continuation Benefit (New York)	-	-	-	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(33)	-		-
Reduced CDSC Option (“Liquidity Option”)	0.50%(54)	0.50%(54)	0.50%(54)	0.50%(54)

Maximum Variable Account Charges*	4.10%(44)	4.00%(52)	3.30%(43)	3.40%(52)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Spousal Continuation Benefit is equal to 0.15% of the Current Income Benefit Base.

(3) Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.

(19) No longer available for purchase

(20) Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Spousal Continuation Benefit is only available for election if the 7% Lifetime Income Option is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(33) The 10% Spousal Continuation Benefit is only available for election if the 10% Lifetime Income Option is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Spousal Continuation Benefit is only available for election if the 5% Lifetime Income Option is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(42) No longer available

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Lifetime Income Option is 1.20% of the Current Income Benefit Base.

(50) The 7% Spousal Continuation Benefit may only be elected if and when the 7% Lifetime Income Option is elected. Currently, there is no charge associated with the 7% Spousal Continuation Benefit.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55) Currently, the charge for the 5% Lifetime Income Option is 0.75% of the Current Income Benefit Base.

(56) The 5% Spousal Continuation Benefit may only be elected if and when the 5% Lifetime Income Option is elected.

(57) The 5% Spousal Continuation Benefit may only be elected if and when the 5% Lifetime Income Option is elected. Currently, there is no charge associated with the 5% Spousal Continuation Benefit.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The One-Month Enhanced Death Benefit Option and the Combination Enhanced Death Benefit Option are only available for contracts with Annuitants age 75 or younger at the time of application.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	ALMCS	ALVDAB	AFGF	AFHY	AVPAP2	AFGC	MLVGA3

0.40%	$158,919	$-	$-	$-	$-	$-	$-	$-
0.65%	134,790	-	-	-	-	-	-	70
0.75%	561,314	-	-	-	-	-	-	3,054
0.80%	185,712	-	-	-	-	-	-	337
0.85%	686,357	-	-	-	-	-	-	2,292
0.95%	308,424	1,428	-	-	-	-	-	1,114
1.05%	279,953	2,924	-	-	-	-	-	1,652
1.10%	10,358,403	-	-	-	-	-	-	20,982
1.15%	48,671,560	-	64	-	-	495	-	98,117
1.20%	339,624	-	-	-	-	-	-	1,060
1.25%	4,830,613	-	-	-	-	-	-	40,532
1.30%	102,951,093	-	34	138,112	20,633	3,469	15,132	241,321
1.35%	11,941,930	-	139	-	-	173	-	82,022
1.40%	16,746,219	-	-	-	-	-	-	67,542
1.45%	5,625,509	317	-	-	-	-	-	35,065
1.50%	21,143,291	-	1,548	-	-	1,859	-	277,392
1.55%	36,049,532	-	13	-	-	-	-	187,464
1.60%	3,927,030	-	419	-	-	196	-	136,993
1.65%	9,807,794	-	-	-	-	5	-	57,221
1.70%	3,272,323	-	-	-	-	-	-	13,941
1.75%	102,105,025	-	3,289	-	-	3,200	-	418,288
1.80%	8,263,150	-	2,887	-	-	31	-	107,495
1.85%	11,194,061	-	-	-	-	1,616	-	43,424
1.90%	3,090,054	-	-	-	-	-	-	12,472
1.95%	19,069,704	-	247	-	-	427	-	173,948
2.00%	12,279,825	-	226	-	-	-	-	54,746
2.05%	4,655,607	-	-	-	-	19	-	19,254
2.10%	6,870,366	-	366	-	-	-	-	40,882
2.15%	9,522,470	-	-	-	-	-	-	13,728
2.20%	7,478,358	-	540	-	-	250	-	44,603
2.25%	4,991,471	-	-	-	-	-	-	7,023
2.30%	4,107,381	-	-	-	-	14	-	11,466
2.35%	15,723,072	-	-	-	-	-	-	15,594
2.40%	3,057,324	-	-	-	-	-	-	579
2.45%	1,774,082	-	-	-	-	-	-	2,474
2.50%	8,685,605	-	-	-	-	-	-	1,302
2.55%	1,667,702	-	342	-	-	-	-	1,926
2.60%	727,774	-	-	-	-	-	-	1,020
2.65%	288,003	-	-	-	-	-	-	1,343
2.70%	850,508	-	-	-	-	-	-	-
2.75%	218,365	-	-	-	-	-	-	-
2.80%	264,403	-	-	-	-	-	-	-
2.85%	199,486	-	-	-	-	-	-	-
2.90%	109,277	-	-	-	-	-	-	-
2.95%	151,184	-	-	-	-	-	-	-
3.00%	73,081	-	-	-	-	-	-	-
3.05%	61,049	-	-	-	-	-	-	-
3.10%	3,198	-	-	-	-	-	-	-
3.15%	864	-	-	-	-	-	-	-
3.20%	772	-	-	-	-	-	-	-
3.25%	3,875	-	-	-	-	-	-	-
3.30%	3,583	-	-	-	-	-	-	-
3.40%	1,498	-	-	-	-	-	-	-

Totals	$505,472,567	$4,669	$10,114	$138,112	$20,633	$11,754	$15,132	$2,239,738

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	CHSMM	DSIF	DSIFS	DSRG	GVGMNS	HVIE	HVSIT	IVMCC2

0.40%	$-	$-	$308	$-	$-	$54	$28	$28
0.65%	138	-	170	-	-	32	19	24
0.75%	22,482	-	4,336	-	-	1,154	393	22
0.80%	-	8,993	-	2,201	-	-	-	-
0.85%	19,943	-	11,719	-	-	533	385	1
0.95%	39,421	-	18,749	-	-	-	-	-
1.05%	37,047	-	15,382	-	-	-	-	-
1.10%	-	-	32,276	-	-	29	2,396	-
1.15%	-	-	305,348	-	2	6,431	14,492	403
1.20%	-	-	7,768	-	-	-	-	-
1.25%	-	-	35,584	-	-	433	661	-
1.30%	-	1,935,372	166,902	415,995	73	42,356	76,008	1,479
1.35%	3,397	-	71,234	-	-	2,142	4,394	516
1.40%	-	954,731	17,112	118,017	-	6	6	53
1.45%	450	-	63,114	-	-	218	1,007	-
1.50%	-	-	130,692	-	671	11,035	24,092	313
1.55%	85	-	193,354	-	108	12,481	14,212	33
1.60%	-	-	48,166	-	80	1,937	4,516	214
1.65%	-	-	52,364	-	5	2,244	8,025	434
1.70%	-	-	15,725	-	-	160	184	-
1.75%	-	-	234,001	-	253	14,352	37,154	1,064
1.80%	-	-	64,231	-	10	7,011	3,125	478
1.85%	-	-	76,745	-	2	4,961	20,883	169
1.90%	-	-	12,674	-	-	16	15,805	-
1.95%	-	-	53,886	-	-	3,792	7,127	311
2.00%	-	-	59,731	-	-	516	15,011	-
2.05%	-	-	22,500	-	-	1,798	5,450	11
2.10%	-	-	31,114	-	-	983	3,918	585
2.15%	-	-	16,774	-	-	257	232	458
2.20%	-	-	31,334	-	108	5,377	2,925	185
2.25%	-	-	8,296	-	-	105	60	-
2.30%	-	-	20,038	-	-	959	2,897	689
2.35%	-	-	16,594	-	-	581	3,333	-
2.40%	-	-	5,485	-	-	-	283	-
2.45%	-	-	3,651	-	-	-	54	-
2.50%	-	-	6,171	-	-	86	677	155
2.55%	-	-	652	-	-	-	5,713	61
2.60%	-	-	829	-	-	-	271	-
2.65%	-	-	663	-	-	-	28	27
2.70%	-	-	981	-	-	-	123	-
2.75%	-	-	408	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	668	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$ 122,963	$ 2,899,096	$1,857,729	$ 536,213	$ 1,312	$122,039	$275,887	$ 7,713

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	IVKMG1	IVKMG2	JPMMV1	JABS	JACAS	JAGTS	JAIGS	MIGSC

0.40%	$-	$-	$-	$-	$388	$-	$-	$-
0.65%	-	-	-	-	326	-	-	-
0.75%	-	368	-	-	1,232	87	991	-
0.80%	-	66	285	-	3,223	267	2,138	-
0.85%	-	254	-	-	4,338	233	2,188	-
0.95%	-	450	-	13,634	9,607	18	9,095	381
1.05%	-	-	-	20,708	9,203	58	7,053	-
1.10%	-	2,364	-	196	20,951	531	4,968	798
1.15%	-	22,279	-	16,826	216,260	6,588	91,430	18,801
1.20%	-	271	-	87	195	-	17	1,131
1.25%	-	5,286	-	12,230	19,293	822	14,549	12,171
1.30%	-	27,643	93,329	83	395,538	63,791	240,176	344
1.35%	-	8,346	-	145	72,799	6,322	29,417	3,386
1.40%	-	2,604	22,894	1,078	62,350	16,471	58,077	1,834
1.45%	-	4,161	-	5,538	29,129	1,845	12,837	3,306
1.50%	-	10,058	-	9,072	73,558	11,950	20,019	13,389
1.55%	-	21,183	-	33,501	170,321	7,592	85,721	19,841
1.60%	-	3,623	-	1,887	32,112	3,876	16,665	4,379
1.65%	-	4,687	-	394	40,232	25,218	17,907	4,601
1.70%	-	1,986	-	6,604	16,637	623	7,677	5,266
1.75%	-	39,695	-	14,687	356,262	8,475	68,068	15,004
1.80%	-	5,458	-	6,293	30,900	1,653	20,091	5,678
1.85%	-	4,628	-	1,844	50,868	1,993	7,507	7,625
1.90%	-	1,380	-	137	9,164	157	4,282	2,859
1.95%	-	12,991	-	3,571	67,736	3,438	14,811	1,815
2.00%	-	5,434	-	150	68,389	1,746	15,757	1,229
2.05%	-	1,866	-	8,078	16,983	1,779	3,909	4,482
2.10%	-	15,165	-	869	33,524	3,937	8,531	2,739
2.15%	-	6,964	-	1,507	28,385	1,568	4,957	2,018
2.20%	-	3,772	-	4,405	43,474	6,441	4,317	2,601
2.25%	-	1,247	-	401	7,748	48	280	796
2.30%	-	6,321	-	24	30,584	154	1,743	2,809
2.35%	-	6,205	-	-	44,131	-	781	684
2.40%	-	1,331	-	-	12,679	-	188	-
2.45%	-	1,439	-	-	13,524	502	1,063	262
2.50%	-	4,193	-	-	26,350	-	65	220
2.55%	-	859	-	-	3,044	586	391	-
2.60%	-	137	-	-	4,067	-	-	-
2.65%	-	-	-	-	3,555	-	451	-
2.70%	-	29	-	-	1,196	-	-	-
2.75%	-	391	-	-	419	-	-	-
2.80%	-	-	-	-	226	-	214	31
2.85%	-	388	-	-	78	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	57	-	-	74	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$-	$235,579	$116,508	$163,949	$2,031,052	$178,769	$778,331	$140,480

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2

0.40%	$6	$1,033	$638	$-	$-	$-	$-	$-
0.65%	-	1,763	133	-	-	-	-	-
0.75%	-	8,119	4,538	-	-	-	-	-
0.80%	-	349	-	2	-	22	-	-
0.85%	84	11,925	1,898	-	-	-	-	-
0.95%	-	1,702	485	-	4,534	-	-	-
1.05%	-	570	844	-	1,386	-	-	-
1.10%	44	67,959	3,153	-	3,567	-	242	-
1.15%	594	523,796	78,306	-	34,204	-	2,414	-
1.20%	-	5,151	-	-	62	-	-	-
1.25%	74	45,567	4,397	-	7,660	-	1,556	-
1.30%	1,780	399,217	258,808	13,696	-	32,561	-	-
1.35%	410	128,292	23,082	-	10,509	-	-	-
1.40%	448	91,764	17,703	5,701	3,089	14,511	658	-
1.45%	262	72,403	7,631	-	11,569	-	738	-
1.50%	495	146,440	62,215	-	22,247	-	4,784	-
1.55%	235	466,955	44,091	-	52,316	-	1,774	-
1.60%	233	46,059	19,271	-	4,073	-	-	-
1.65%	410	130,180	16,865	-	7,592	-	42	-
1.70%	42	68,509	2,039	-	13,885	-	444	-
1.75%	1,983	1,313,273	225,865	-	56,407	-	624	219
1.80%	11	124,197	10,398	-	8,952	-	333	-
1.85%	459	86,872	54,993	-	6,120	-	187	-
1.90%	25	29,267	6,808	-	1,990	-	-	-
1.95%	708	183,141	47,822	-	11,166	-	180	103
2.00%	34	204,987	28,799	-	10,385	-	-	-
2.05%	399	44,775	18,402	-	2,954	-	632	-
2.10%	1,358	89,293	13,761	-	4,114	-	-	-
2.15%	115	201,121	5,383	-	3,811	-	-	-
2.20%	38	60,105	26,521	-	2,728	-	-	-
2.25%	18	91,031	1,489	-	2,201	-	-	-
2.30%	427	35,264	17,979	-	1,779	-	-	-
2.35%	1	372,646	7,940	-	12,699	-	-	-
2.40%	-	63,258	2,550	-	1,649	-	-	-
2.45%	152	29,310	7,607	-	133	-	-	-
2.50%	-	36,451	2,880	-	10,798	-	-	-
2.55%	269	30,534	3,613	-	668	-	-	26
2.60%	-	13,630	987	-	972	-	-	-
2.65%	-	1,174	2,061	-	87	-	-	-
2.70%	-	7,594	72	-	126	-	-	-
2.75%	-	2,052	-	-	-	-	-	-
2.80%	-	1,463	406	-	-	-	-	-
2.85%	-	480	-	-	-	-	-	-
2.90%	-	2,061	-	-	-	-	-	-
2.95%	-	603	-	-	33	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	727	-	-	547	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	43	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$11,114	$5,243,105	$1,032,433	$ 19,399	$317,012	$ 47,094	$ 14,608	$ 348

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MSVRE	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2

0.40%	$-	$-	$ -	$ 182	$ 1,581	$ 74	$341	$202
0.65%	-	-	-	593	9,461	2,147	234	160
0.75%	-	-	-	2,199	18,761	5,925	1,717	1,750
0.80%	-	-	1,456	-	633	443	725	1,508
0.85%	-	-	-	2,223	15,041	3,463	1,438	3,796
0.95%	-	-	-	6,171	495	4,844	1,678	2,204
1.05%	-	-	-	6,463	2,149	2,661	1,563	2,501
1.10%	-	-	-	38,198	1,640,114	383,846	27,585	57,345
1.15%	-	31	-	329,968	5,816,353	1,856,148	214,898	373,312
1.20%	-	-	-	1,918	9,754	5,928	1,136	1,619
1.25%	-	-	-	51,329	473,402	106,577	27,148	34,052
1.30%	186	-	501,036	116,335	10,994,709	3,239,627	320,170	487,382
1.35%	-	8	-	124,352	1,335,972	418,327	89,730	130,398
1.40%	317	-	180,462	24,367	272,798	75,011	34,575	60,503
1.45%	-	-	-	67,553	462,156	167,376	32,539	56,791
1.50%	-	29	-	78,701	2,865,608	826,250	116,957	190,469
1.55%	-	-	-	303,173	3,907,846	1,386,195	194,125	360,877
1.60%	-	-	-	15,686	184,844	46,016	33,777	77,172
1.65%	-	-	-	69,964	918,092	232,291	49,540	83,661
1.70%	-	-	-	37,801	287,151	134,737	22,714	34,249
1.75%	-	-	-	429,335	12,699,518	3,348,304	414,933	690,717
1.80%	-	-	-	65,182	601,466	201,205	40,133	83,805
1.85%	-	-	-	56,795	1,496,688	493,361	42,146	72,544
1.90%	-	-	-	24,164	212,466	168,205	9,969	19,088
1.95%	-	-	-	60,311	2,378,487	671,445	82,687	130,708
2.00%	-	-	-	47,514	1,154,617	358,600	45,586	91,778
2.05%	-	-	-	23,330	449,256	275,979	18,623	30,804
2.10%	-	-	-	38,805	703,887	199,720	46,407	51,084
2.15%	-	-	-	46,749	357,567	250,110	14,322	31,605
2.20%	-	-	-	33,597	860,800	282,064	26,631	49,926
2.25%	-	-	-	21,510	567,198	495,643	7,114	18,190
2.30%	-	-	-	26,988	357,324	208,334	18,847	22,619
2.35%	-	-	-	53,913	1,250,533	1,179,726	23,793	54,967
2.40%	-	-	-	13,401	283,190	251,416	5,490	4,816
2.45%	-	-	-	8,869	172,806	103,495	6,609	8,497
2.50%	-	-	-	33,550	1,197,671	1,189,049	21,976	33,502
2.55%	-	-	-	2,894	158,739	115,168	1,486	3,457
2.60%	-	-	-	4,237	44,208	47,119	2,972	3,188
2.65%	-	-	-	660	34,172	28,034	2,472	6,966
2.70%	-	-	-	2,010	94,014	87,963	701	3,002
2.75%	-	-	-	56	18,405	17,128	159	398
2.80%	-	-	-	1,646	40,015	16,825	305	522
2.85%	-	-	-	1,416	25,723	26,556	-	709
2.90%	-	-	-	925	8,188	7,165	279	646
2.95%	-	-	-	460	24,129	23,838	198	129
3.00%	-	-	-	-	2,121	2,092	-	-
3.05%	-	-	-	-	5,055	4,987	108	300
3.10%	-	-	-	-	727	717	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	1,234	1,218	-	-
3.30%	-	-	-	118	-	84	59	59
3.40%	-	-	-	-	-	-	-	-

	$ 503	$68	$ 682,954	$ 2,275,611	$ 54,417,124	$ 18,953,436	$2,006,595	$3,373,977

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6	GIG

0.40%	$196	$-	$-	$-	$-	$-	$-	$-
0.65%	2,243	-	-	-	-	-	-	-
0.75%	8,208	-	255	-	-	-	714	-
0.80%	278	-	137	48	-	1,089	-	41
0.85%	4,670	-	1,014	-	-	-	1,260	-
0.95%	1,837	677	6,985	-	-	-	852	-
1.05%	519	103	2,676	-	-	-	1,736	-
1.10%	367,899	433	5,313	-	75	-	5,185	-
1.15%	1,828,947	17,900	207,480	-	3,919	-	125,736	-
1.20%	4,555	966	144	-	438	-	230	-
1.25%	93,658	9,266	19,977	-	1,972	-	12,779	-
1.30%	3,308,768	32	185,858	1,221	-	259,278	33,420	104
1.35%	436,053	4,383	46,570	-	-	-	38,254	-
1.40%	29,550	1,251	57,748	1,674	1,029	52,266	4,124	335
1.45%	148,920	4,407	53,813	-	349	-	28,034	-
1.50%	869,604	3,002	96,064	-	495	-	49,257	-
1.55%	1,368,379	27,622	199,224	-	3,916	-	101,302	-
1.60%	61,588	2,225	72,082	-	-	-	34,833	-
1.65%	209,223	819	50,924	-	-	-	46,396	-
1.70%	117,475	4,712	11,730	-	699	-	5,581	-
1.75%	3,341,960	5,595	144,678	-	246	-	93,309	-
1.80%	173,793	3,338	82,037	-	559	-	20,585	-
1.85%	506,594	3,692	42,614	-	1,380	-	18,673	-
1.90%	171,484	597	16,111	-	732	-	3,747	-
1.95%	690,922	200	17,044	-	551	-	42,707	-
2.00%	377,963	836	50,156	-	-	-	24,185	-
2.05%	278,637	284	5,897	-	79	-	6,286	-
2.10%	187,015	339	10,484	-	26	-	37,444	-
2.15%	259,302	618	7,051	-	250	-	7,387	-
2.20%	297,284	-	30,391	-	410	-	24,151	-
2.25%	511,653	-	5,406	-	14	-	2,959	-
2.30%	227,891	-	7,603	-	-	-	5,987	-
2.35%	1,211,767	-	5,061	-	-	-	4,432	-
2.40%	255,924	-	280	-	-	-	392	-
2.45%	103,233	-	3,306	-	-	-	5,185	-
2.50%	1,220,361	-	13	-	-	-	462	-
2.55%	117,435	-	13,633	-	-	-	3,166	-
2.60%	45,702	-	-	-	-	-	68	-
2.65%	30,431	-	71	-	-	-	420	-
2.70%	89,500	-	-	-	-	-	-	-
2.75%	16,013	-	89	-	-	-	-	-
2.80%	18,275	-	2,525	-	-	-	1,050	-
2.85%	26,641	-	-	-	-	-	-	-
2.90%	7,420	-	-	-	-	-	-	-
2.95%	25,002	-	-	-	-	-	-	-
3.00%	2,196	-	-	-	-	-	-	-
3.05%	5,235	-	-	-	-	-	-	-
3.10%	753	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	1,278	-	-	-	-	-	-	-
3.30%	59	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$19,064,293	$93,297	$1,462,444	$2,943	$17,139	$312,633	$792,288	$480

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GIG3	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2

0.40%	$-	$98	$-	$165	$-	$52	$-	$124
0.65%	-	23	-	170	-	1,296	-	5,736
0.75%	-	133	-	777	-	4,390	571	17,661
0.80%	1,094	-	2,365	-	78	-	112	36
0.85%	-	933	-	133	-	8,841	743	39,849
0.95%	-	200	-	124	-	157	-	-
1.05%	-	454	-	22	-	311	-	-
1.10%	-	7,694	-	7,320	-	31,568	1,669	978,188
1.15%	-	42,630	-	28,120	-	259,107	65,586	1,674,800
1.20%	-	-	-	121	-	3,590	-	21,436
1.25%	-	4,069	-	7,706	-	18,074	5,754	212,434
1.30%	210,446	31,590	611,656	59,854	25,129	61,725	28,367	4,991,739
1.35%	-	12,641	-	9,664	-	53,428	10,822	317,072
1.40%	124,669	1,728	347,023	2,974	3,591	33,503	2,375	51,947
1.45%	-	17,563	-	1,130	-	29,752	3,656	152,672
1.50%	-	25,038	-	18,585	-	52,925	19,281	1,266,700
1.55%	-	39,385	-	30,092	-	255,567	33,512	1,064,010
1.60%	-	9,697	-	3,154	-	15,122	14,850	99,617
1.65%	-	9,904	-	12,304	-	74,355	10,187	284,633
1.70%	-	2,947	-	321	-	40,356	3,017	62,070
1.75%	-	81,101	-	75,099	-	750,682	54,329	3,971,945
1.80%	-	7,268	-	6,377	-	66,187	11,229	176,264
1.85%	-	9,814	-	6,354	-	40,151	1,248	586,026
1.90%	-	7,892	-	1,254	-	13,885	71	175,839
1.95%	-	11,864	-	28,472	-	96,336	22,500	832,533
2.00%	-	18,251	-	10,797	-	141,225	17,569	423,365
2.05%	-	3,326	-	4,248	-	27,591	1,318	159,656
2.10%	-	8,783	-	6,810	-	54,629	38,282	192,048
2.15%	-	1,936	-	3,547	-	158,875	590	262,233
2.20%	-	4,737	-	13,027	-	32,568	13,739	399,010
2.25%	-	1,742	-	446	-	64,801	65	341,746
2.30%	-	7,855	-	7,619	-	14,971	652	207,686
2.35%	-	9,862	-	3,606	-	275,531	1,860	1,365,545
2.40%	-	1,543	-	2,485	-	47,788	-	158,167
2.45%	-	81	-	1,863	-	18,856	203	173,696
2.50%	-	2,620	-	1,356	-	5,276	-	2,093,326
2.55%	-	3,991	-	2,091	-	25,466	3,187	89,835
2.60%	-	439	-	-	-	8,165	48,254	82,757
2.65%	-	95	-	1,514	-	577	141	4,130
2.70%	-	-	-	-	-	6,361	-	198,540
2.75%	-	444	-	30	-	1,704	-	11,920
2.80%	-	-	-	435	-	1,291	-	-
2.85%	-	-	-	-	-	349	-	32,543
2.90%	-	-	-	-	-	1,859	-	-
2.95%	-	-	-	-	-	577	-	4,626
3.00%	-	-	-	-	-	-	-	571
3.05%	-	-	-	-	-	248	-	8,567
3.10%	-	-	-	-	-	-	-	1,001
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	43	-	-
3.25%	-	-	-	-	-	-	-	77
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$336,209	$390,371	$961,044	$360,166	$28,798	$2,800,111	$415,739	$23,194,376

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

0.40%	$ 1,503	$ -	$ 2,896	$-	$ 477	$ -	$119	$ 25
0.65%	14,462	3,317	7,328	-	2,964	-	1,488	11
0.75%	23,787	14,938	53,636	14,340	13,386	-	5,343	920
0.80%	85	20	11	104	-	101	-	841
0.85%	73,679	9,638	41,330	2,536	28,662	-	8,922	564
0.95%	-	-	-	-	-	-	1,692	227
1.05%	-	-	-	-	-	-	2,555	682
1.10%	963,162	383,626	1,333,656	107,384	425,619	-	36,903	11,457
1.15%	3,508,105	848,973	3,338,080	804,338	1,014,379	-	187,933	52,965
1.20%	9,890	13,326	25,885	-	2,639	-	3,037	-
1.25%	275,394	113,114	269,276	37,512	97,146	-	21,514	9,811
1.30%	7,006,195	1,887,206	6,670,928	110,311	1,981,443	26,751	45,986	128,990
1.35%	908,228	165,090	876,849	195,205	234,821	-	36,171	15,079
1.40%	14,698	64,961	103,583	32,266	37,074	14,349	29,903	18,869
1.45%	211,718	153,265	267,328	80,915	105,698	-	33,157	13,963
1.50%	1,983,890	474,598	1,805,537	127,896	502,174	-	43,575	47,488
1.55%	1,812,757	824,544	1,964,723	692,136	815,180	-	178,306	67,599
1.60%	44,300	54,200	98,518	35,373	53,791	-	22,863	13,245
1.65%	429,729	234,138	559,395	199,785	190,263	-	56,632	26,393
1.70%	157,522	11,864	114,222	36,911	38,376	-	37,452	3,835
1.75%	10,242,440	2,483,119	8,421,742	1,546,104	2,108,815	-	542,428	155,501
1.80%	275,760	256,709	395,060	138,689	257,208	-	61,201	15,661
1.85%	958,908	349,773	792,830	80,054	361,629	-	28,391	32,264
1.90%	354,549	42,964	158,476	38,430	81,631	-	3,895	2,214
1.95%	2,240,879	416,862	1,489,967	247,033	369,471	-	65,014	34,160
2.00%	554,983	435,617	746,207	321,970	261,066	-	108,028	12,625
2.05%	317,342	53,931	219,592	103,610	49,414	-	22,374	4,643
2.10%	554,010	292,374	417,466	95,692	124,678	-	33,421	7,666
2.15%	425,218	61,726	265,196	327,661	82,844	-	101,074	5,592
2.20%	602,923	210,592	641,720	84,464	165,763	-	22,086	15,043
2.25%	56,825	26,672	54,902	41,972	60,145	-	81,261	1,810
2.30%	361,869	107,244	275,451	107,934	118,855	-	6,129	12,145
2.35%	459,247	91,802	167,922	236,217	72,540	-	288,834	7,748
2.40%	114,782	18,918	57,054	52,062	30,381	-	30,869	473
2.45%	135,955	32,121	56,586	19,313	32,859	-	21,320	202
2.50%	226,025	72,279	130,787	38,111	143,629	-	5,374	3,496
2.55%	154,168	19,368	54,308	2,140	4,813	-	17,480	99
2.60%	734	11,719	11,634	6,022	23,710	-	8,009	540
2.65%	11,570	5,053	13,081	8,170	12,350	-	405	193
2.70%	14,324	5,027	26,074	3,777	40,346	-	5,119	1,841
2.75%	-	21,485	20,416	-	6,382	-	2,028	-
2.80%	173	6,049	169	1,802	791	-	1,422	-
2.85%	8,420	5,100	12,841	-	9,915	-	285	-
2.90%	-	-	-	2,788	4,489	-	1,405	-
2.95%	3,970	-	5,425	-	25,551	-	317	-
3.00%	1,263	-	-	-	-	-	-	-
3.05%	-	3,268	5,630	3,181	-	-	286	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	68	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	1,498	-	-	-	-	-

	$ 35,515,441	$ 10,286,590	$ 31,975,215	$5,984,276	$ 9,993,367	$ 41,201	$2,212,006	$ 726,880

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	TRF	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA	NVDBL2

0.40%	$-	$-	$ 136	$-	$ 83	$-	$-	$ 1,330
0.65%	-	1,169	2,191	-	393	30	-	2,934
0.75%	-	2,194	8,920	-	671	368	1,107	12,229
0.80%	23,781	-	3,722	5,138	-	202	4,562	101
0.85%	-	7,090	12,634	-	122	1,968	1,872	32,402
0.95%	-	1,996	13,483	-	-	551	940	-
1.05%	-	3,124	12,104	-	4	1,230	1,841	771
1.10%	-	29,915	52,423	-	1,056	26,984	9,603	244,364
1.15%	-	269,194	635,074	-	18,023	39,450	265,992	689,079
1.20%	-	3,691	5,337	-	18	106	8,717	344
1.25%	-	18,942	62,697	-	1,139	1,673	46,883	68,954
1.30%	1,196,157	18,712	1,066,509	331,150	63,894	41,381	107,565	3,117,179
1.35%	-	60,458	158,686	-	3,868	6,633	76,473	132,504
1.40%	422,250	33,433	485,200	109,641	8,742	5,963	75,819	20,954
1.45%	-	28,383	97,126	-	2,129	7,129	36,543	17,242
1.50%	-	38,955	108,961	-	15,247	9,817	155,888	700,673
1.55%	-	287,318	535,763	-	11,752	25,777	210,417	304,432
1.60%	-	7,526	66,190	-	3,694	2,155	52,527	31,373
1.65%	-	75,697	141,274	-	5,682	7,172	207,992	108,175
1.70%	-	44,404	67,481	-	1,026	1,318	61,148	11,479
1.75%	-	749,667	1,080,168	-	79,917	38,467	905,666	1,603,750
1.80%	-	67,330	132,915	-	1,236	5,736	66,459	71,768
1.85%	-	26,826	67,430	-	15,545	6,715	75,937	181,835
1.90%	-	7,759	18,396	-	1,661	870	63,269	79,479
1.95%	-	82,769	170,234	-	12,376	9,026	254,082	340,713
2.00%	-	128,737	209,210	-	5,981	12,441	164,679	137,890
2.05%	-	25,793	36,970	-	3,031	2,495	185,609	81,657
2.10%	-	43,708	58,826	-	4,887	1,819	161,813	78,231
2.15%	-	163,023	185,954	-	2,319	994	382,587	123,922
2.20%	-	27,288	70,200	-	2,632	4,969	38,234	193,010
2.25%	-	61,702	97,795	-	1,555	1,335	179,090	73,348
2.30%	-	9,101	25,535	-	6,108	2,030	110,931	87,776
2.35%	-	270,529	408,998	-	3,390	7,142	341,527	300,377
2.40%	-	49,223	60,686	-	-	90	54,397	20,215
2.45%	-	18,046	25,534	-	22	1,335	28,738	14,342
2.50%	-	4,911	24,475	-	333	993	45,981	183,570
2.55%	-	19,200	27,168	-	6,374	74	70,328	12,344
2.60%	-	9,397	14,582	-	-	87	14,984	29,214
2.65%	-	581	6,479	-	23	-	6,234	6,740
2.70%	-	7,743	9,580	-	-	-	7,532	20,797
2.75%	-	2,092	6,830	-	-	149	624	2,200
2.80%	-	1,284	2,070	-	592	-	16,829	2,529
2.85%	-	385	386	-	-	-	2,670	5,120
2.90%	-	1,845	2,136	-	-	-	3,282	10,654
2.95%	-	584	708	-	-	-	38	4,523
3.00%	-	-	-	-	-	-	8,964	-
3.05%	-	242	318	-	-	-	6,323	8,391
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	43	42	-	-	-	-	239
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,642,188	$2,712,009	$ 6,279,536	$445,929	$ 285,525	$276,674	$4,522,696	$ 9,171,153

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG3

0.40%	$ 1,108	$ -	$ 2,622	$ -	$ 2,844	$260	$ 1,024	$ -
0.65%	18,035	3,943	20,376	2,637	8,909	103	1,363	-
0.75%	42,755	22,129	43,460	7,036	13,331	1,634	22,083	-
0.80%	144	250	5,045	9,315	2,310	2,182	11,289	1,354
0.85%	52,844	12,704	38,841	6,449	21,840	4,566	11,024	-
0.95%	-	705	7,186	7,499	3,959	1,424	7,122	-
1.05%	-	1,639	6,436	11,082	877	2,093	3,339	-
1.10%	307,690	206,750	853,319	199,142	228,315	6,393	64,535	-
1.15%	1,507,751	940,610	4,734,587	2,618,337	1,376,669	152,192	1,068,647	-
1.20%	1,594	10,944	24,909	44,624	4,875	1,567	9,336	-
1.25%	56,611	68,229	405,159	219,742	142,184	22,832	121,769	-
1.30%	4,604,411	1,853,304	4,701,066	310,761	1,663,618	417,019	2,083,733	307,554
1.35%	318,015	164,383	933,214	554,208	305,754	46,141	239,922	-
1.40%	8,349	151,265	845,012	343,885	206,581	110,953	910,444	144,448
1.45%	131,543	116,046	376,496	243,539	190,025	47,301	143,113	-
1.50%	985,245	482,711	1,310,020	327,755	411,756	41,689	341,523	-
1.55%	691,247	676,385	3,035,161	2,146,960	874,938	125,438	899,142	-
1.60%	26,884	77,461	314,104	107,196	103,682	28,154	179,853	-
1.65%	245,906	184,452	964,182	723,719	309,237	24,579	202,312	-
1.70%	32,292	22,045	287,571	226,274	67,953	13,326	60,753	-
1.75%	4,670,174	2,001,252	9,319,325	5,641,377	2,360,154	186,427	1,388,339	-
1.80%	93,196	288,022	673,755	374,299	233,906	34,549	263,600	-
1.85%	537,184	301,770	682,667	259,778	211,031	32,474	217,587	-
1.90%	11,866	47,561	355,274	280,083	153,580	5,841	39,883	-
1.95%	991,423	214,932	1,380,988	976,135	335,707	44,997	238,707	-
2.00%	173,862	417,791	1,074,450	649,054	409,285	24,667	252,198	-
2.05%	75,633	53,013	431,555	359,437	98,689	15,691	93,405	-
2.10%	228,109	107,662	521,472	401,596	119,038	24,835	107,941	-
2.15%	107,780	90,311	1,417,483	1,478,802	300,820	13,095	88,790	-
2.20%	249,884	232,708	366,474	181,994	177,412	25,853	171,752	-
2.25%	13,131	26,228	530,524	193,827	441,632	8,244	59,126	-
2.30%	84,792	90,780	282,413	236,522	98,157	8,796	62,246	-
2.35%	64,798	83,220	1,736,713	884,062	1,121,954	16,222	161,325	-
2.40%	12,008	19,041	323,766	232,486	207,003	4,785	27,984	-
2.45%	26,719	14,775	102,946	62,814	56,641	3,642	37,218	-
2.50%	21,593	55,487	684,537	131,994	446,047	6,910	51,834	-
2.55%	24,531	28,163	126,555	94,446	83,720	3,834	18,794	-
2.60%	-	16,446	55,448	37,840	15,751	116	9,086	-
2.65%	420	8,797	11,216	11,582	4,468	866	2,820	-
2.70%	-	3,155	63,590	34,446	30,852	54	3,520	-
2.75%	-	10,267	14,408	6,882	3,804	380	4,287	-
2.80%	-	8,498	6,636	9,920	4,179	1,244	986	-
2.85%	-	-	13,082	8,264	6,382	-	938	-
2.90%	-	-	12,202	16,374	6,756	-	684	-
2.95%	-	-	6,485	2,627	9,157	23	225	-
3.00%	3,621	-	3,099	32,634	16,520	-	-	-
3.05%	-	-	928	2,320	1,080	274	296	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	864	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	2,746	-	-	24	-
3.40%	-	-	-	-	-	-	-	-

	$ 16,423,148	$ 9,115,834	$ 39,107,621	$ 20,714,501	$ 12,893,382	$1,513,665	$ 9,685,921	$ 453,356

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2

0.40%	$21	$-	$-	$121	$-	$76	$-	$49
0.65%	1,208	-	-	171	-	742	-	244
0.75%	3,307	-	-	2,419	-	4,084	-	3,687
0.80%	-	-	148	-	1,207	-	338	32
0.85%	6,272	-	-	642	-	3,005	-	292
0.95%	598	185	-	2,314	-	2,766	-	912
1.05%	1,697	-	-	1,277	-	2,368	-	28
1.10%	31,285	-	-	20,786	-	17,102	-	9,442
1.15%	269,351	1,326	-	125,334	-	200,734	-	75,010
1.20%	3,892	-	-	1,165	-	3,502	-	1,420
1.25%	20,310	298	-	7,845	-	30,790	-	18,131
1.30%	53,640	-	47,664	75,006	105,241	46,328	31,057	69,537
1.35%	64,673	-	-	24,347	-	50,268	-	18,218
1.40%	32,089	182	22,249	5,326	26,918	19,324	11,470	7,443
1.45%	39,365	143	-	12,447	-	31,164	-	10,960
1.50%	51,957	782	-	34,721	-	64,058	-	50,594
1.55%	283,598	1,837	-	94,830	-	232,273	-	90,451
1.60%	9,045	202	-	6,440	-	21,077	-	13,143
1.65%	75,702	-	-	20,305	-	56,014	-	15,645
1.70%	42,369	66	-	13,251	-	31,099	-	17,819
1.75%	781,494	80	-	211,275	-	406,678	-	105,645
1.80%	66,544	496	-	15,865	-	57,944	-	32,364
1.85%	38,522	431	-	20,018	-	34,552	-	18,759
1.90%	6,808	-	-	9,942	-	8,849	-	1,746
1.95%	96,736	182	-	44,830	-	63,137	-	28,769
2.00%	134,888	-	-	24,101	-	91,016	-	24,433
2.05%	25,690	1,538	-	11,622	-	22,119	-	18,137
2.10%	47,314	259	-	14,808	-	35,372	-	16,222
2.15%	170,792	-	-	9,389	-	85,918	-	7,626
2.20%	31,407	-	-	15,312	-	35,243	-	7,660
2.25%	53,489	-	-	5,098	-	32,588	-	3,704
2.30%	10,081	-	-	14,819	-	12,492	-	20,408
2.35%	247,782	-	-	21,151	-	123,701	-	5,077
2.40%	51,475	-	-	2,604	-	28,644	-	3,270
2.45%	19,235	-	-	4,563	-	10,986	-	15,915
2.50%	4,896	-	-	13,268	-	5,557	-	10,699
2.55%	20,639	-	-	1,465	-	9,262	-	493
2.60%	6,579	-	-	1,619	-	3,665	-	644
2.65%	1,056	-	-	1,523	-	375	-	4,902
2.70%	7,434	-	-	433	-	2,955	-	202
2.75%	1,921	-	-	538	-	873	-	28
2.80%	1,460	-	-	1,254	-	3,600	-	37
2.85%	361	-	-	-	-	130	-	-
2.90%	1,900	-	-	405	-	841	-	-
2.95%	625	-	-	-	-	272	-	20
3.00%	-	-	-	-	-	-	-	-
3.05%	220	-	-	-	-	100	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	59	-	-	-	-	21	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	41	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,819,786	$8,007	$70,061	$894,690	$133,366	$1,893,664	$42,865	$729,817

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF

0.40%	$-	$22	$23	$-	$4	$-	$42	$-
0.65%	-	613	1,002	-	12	-	72	-
0.75%	-	1,743	3,653	-	87	-	1,650	-
0.80%	6,219	-	1,366	725	-	1,947	-	5,512
0.85%	-	3,696	4,147	-	115	-	431	-
0.95%	-	4,103	43	-	192	-	1,477	-
1.05%	-	1,371	16	-	-	-	211	-
1.10%	-	26,467	26,524	-	1,806	-	1,818	-
1.15%	-	225,965	178,639	-	34,961	-	55,105	-
1.20%	-	2,730	2,274	-	-	-	183	-
1.25%	-	26,580	14,858	-	6,656	-	18,582	-
1.30%	1,999,052	59,220	1,576,183	66,138	16,527	311,492	17,988	661,112
1.35%	-	60,967	45,419	-	6,825	-	16,194	-
1.40%	408,639	21,552	484,132	15,876	2,678	119,337	3,556	307,175
1.45%	-	32,651	22,160	-	9,425	-	19,929	-
1.50%	-	52,239	33,966	-	14,344	-	16,109	-
1.55%	-	228,899	192,530	-	40,673	-	44,937	-
1.60%	-	13,661	9,748	-	9,153	-	11,110	-
1.65%	-	70,065	52,479	-	7,674	-	11,891	-
1.70%	-	35,518	27,848	-	5,755	-	5,198	-
1.75%	-	504,705	513,999	-	43,584	-	40,138	-
1.80%	-	53,997	44,649	-	8,923	-	12,132	-
1.85%	-	34,891	19,195	-	15,447	-	9,622	-
1.90%	-	11,644	4,859	-	2,176	-	1,802	-
1.95%	-	73,063	64,520	-	12,594	-	9,798	-
2.00%	-	89,328	90,590	-	18,309	-	10,468	-
2.05%	-	26,688	18,752	-	9,797	-	3,142	-
2.10%	-	35,263	34,334	-	12,038	-	6,248	-
2.15%	-	103,222	115,556	-	3,830	-	2,497	-
2.20%	-	24,768	22,250	-	16,275	-	3,978	-
2.25%	-	34,050	40,973	-	1,348	-	1,127	-
2.30%	-	18,445	8,227	-	2,343	-	3,213	-
2.35%	-	157,098	182,768	-	5,474	-	2,700	-
2.40%	-	33,273	34,169	-	659	-	512	-
2.45%	-	23,187	12,351	-	945	-	802	-
2.50%	-	8,814	7,929	-	2,618	-	1,229	-
2.55%	-	10,643	14,832	-	342	-	129	-
2.60%	-	8,149	5,176	-	219	-	211	-
2.65%	-	3,333	319	-	299	-	10	-
2.70%	-	4,047	5,124	-	-	-	304	-
2.75%	-	1,750	1,174	-	-	-	-	-
2.80%	-	1,073	785	-	10,553	-	84	-
2.85%	-	175	232	-	-	-	-	-
2.90%	-	1,015	1,329	-	-	-	26	-
2.95%	-	330	440	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	113	161	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	27	38	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,413,910	$2,131,153	$3,921,741	$82,739	$324,660	$432,776	$336,655	$973,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF2	NVRE1

0.40%	$11	$ 409	$171	$-	$ 1	$ 302	$ -	$-
0.65%	4	357	129	-	302	1,519	332	-
0.75%	417	5,573	4,147	-	965	4,360	2,681	-
0.80%	-	300	109	10,386	-	-	51	5,468
0.85%	1,288	2,928	1,588	-	1,027	7,529	1,998	-
0.95%	4,310	5,322	1,125	-	3,434	-	43	-
1.05%	2,423	3,545	654	-	4,697	10	622	-
1.10%	7,558	26,508	26,854	-	28,599	53,861	29,079	-
1.15%	120,147	224,132	137,130	-	578,331	363,827	197,934	-
1.20%	479	601	747	-	6,580	3,724	1,845	-
1.25%	28,427	30,237	5,917	-	146,450	22,184	27,801	-
1.30%	26,950	416,384	99,708	3,214,338	61,995	303,383	217,719	614,051
1.35%	56,070	67,419	25,478	-	247,688	78,635	43,270	-
1.40%	7,710	62,587	22,385	1,355,578	46,870	36,031	28,536	275,386
1.45%	28,368	58,007	22,212	-	122,586	35,390	22,993	-
1.50%	33,498	127,976	58,749	-	146,348	113,337	114,971	-
1.55%	79,898	210,840	109,261	-	577,574	334,322	210,888	-
1.60%	9,790	28,239	29,606	-	57,433	12,571	27,490	-
1.65%	19,209	49,552	20,738	-	135,029	96,483	46,294	-
1.70%	19,330	12,691	16,362	-	63,857	44,359	43,140	-
1.75%	77,185	459,575	252,772	-	479,937	1,037,554	497,775	-
1.80%	14,410	50,814	29,286	-	171,709	79,109	55,242	-
1.85%	9,348	81,146	29,578	-	116,991	68,166	54,402	-
1.90%	8,742	19,085	12,830	-	24,270	8,017	7,680	-
1.95%	13,224	112,458	39,650	-	100,145	170,377	78,843	-
2.00%	13,433	62,795	30,729	-	110,396	155,039	78,299	-
2.05%	2,364	35,439	12,900	-	42,503	31,636	17,279	-
2.10%	6,270	36,270	28,383	-	67,936	71,119	27,590	-
2.15%	6,782	18,526	17,956	-	102,991	179,301	69,121	-
2.20%	5,887	42,377	21,219	-	52,780	57,030	45,333	-
2.25%	1,561	19,704	17,337	-	24,725	55,069	12,992	-
2.30%	7,019	34,505	12,905	-	32,569	20,554	17,272	-
2.35%	3,203	79,953	44,861	-	53,318	260,125	73,316	-
2.40%	730	5,899	11,736	-	30,319	53,371	20,018	-
2.45%	212	21,203	9,250	-	7,947	24,150	8,818	-
2.50%	1,112	46,443	55,786	-	14,739	6,439	14,692	-
2.55%	1,246	7,354	5,638	-	3,452	20,667	7,225	-
2.60%	160	5,861	8,133	-	5,458	6,730	2,042	-
2.65%	31	2,119	3,262	-	1,759	1,225	1,447	-
2.70%	93	744	2,542	-	836	7,967	3,080	-
2.75%	-	592	2,642	-	146	1,845	786	-
2.80%	243	2,249	684	-	1,037	1,217	601	-
2.85%	353	1,787	707	-	161	373	120	-
2.90%	178	-	598	-	-	1,943	532	-
2.95%	182	290	255	-	203	662	314	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	220	39	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	59	21	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	58	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$619,855	$ 2,480,795	$1,234,767	$4,580,302	$ 3,676,093	$ 3,831,791	$ 2,112,566	$894,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVRE2	NOTB4	NOTG4	NOTMG4	ALVBWB	ALVGIB	ALVSVB	ACVB

0.40%	$-	$-	$-	$-	$361	$-	$100	$-
0.65%	66	-	-	-	-	-	451	-
0.75%	1,493	-	-	-	-	-	1,252	-
0.80%	-	-	-	-	-	-	207	1,473
0.85%	4,264	-	-	-	-	-	755	-
0.95%	6,361	-	-	-	-	2,201	1,265	-
1.05%	1,821	-	-	-	-	1,846	1,262	-
1.10%	6,151	-	-	-	-	504	13,146	-
1.15%	219,543	-	-	-	-	11,818	68,022	-
1.20%	513	-	-	-	-	652	609	-
1.25%	31,432	-	-	-	-	12,927	13,407	-
1.30%	29,344	-	-	-	-	1,916	155,777	330,703
1.35%	50,497	-	-	-	-	93	22,857	-
1.40%	10,270	-	-	-	-	254	16,991	134,482
1.45%	39,776	-	-	-	-	6,492	9,934	-
1.50%	64,851	34	67	34	-	9,872	57,217	-
1.55%	184,686	-	-	-	-	13,274	70,995	-
1.60%	34,052	-	-	-	-	2,520	12,842	-
1.65%	27,159	5	-	-	-	356	32,301	-
1.70%	14,617	-	-	-	-	2,962	14,328	-
1.75%	103,208	106	2	3	-	7,057	150,823	-
1.80%	46,609	-	-	-	-	9,855	27,079	-
1.85%	21,337	-	-	-	-	1,037	31,365	-
1.90%	8,340	-	-	-	-	1,960	2,840	-
1.95%	29,438	-	-	-	-	1,081	48,138	-
2.00%	28,037	-	-	-	-	-	28,018	-
2.05%	7,758	-	-	-	-	3,187	6,271	-
2.10%	25,144	-	-	-	-	853	19,455	-
2.15%	7,082	-	-	-	-	1,734	10,096	-
2.20%	24,303	-	-	-	-	333	21,128	-
2.25%	3,185	-	-	-	-	414	4,247	-
2.30%	8,614	-	-	-	-	328	14,511	-
2.35%	2,930	-	-	-	-	-	14,545	-
2.40%	1,262	-	-	-	-	-	1,981	-
2.45%	1,419	-	-	-	-	-	5,543	-
2.50%	3	-	-	-	-	-	10,344	-
2.55%	1,938	-	-	-	-	-	2,174	-
2.60%	-	-	-	-	-	-	619	-
2.65%	247	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	459	-
2.75%	71	-	-	-	-	-	610	-
2.80%	1,929	-	-	-	-	-	72	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,049,750	$145	$69	$37	$361	$95,526	$894,036	$466,658

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

0.40%	$-	$-	$-	$653	$-	$-	$-	$344
0.65%	-	-	-	1,319	-	-	-	203
0.75%	-	-	-	10,147	-	-	-	3,501
0.80%	-	491	-	1,466	-	-	1,183	-
0.85%	-	-	-	13,820	-	-	-	2,387
0.95%	-	-	3,227	15,056	-	-	-	1,287
1.05%	-	-	3,911	7,807	-	-	-	1,487
1.10%	-	-	-	41,786	-	-	-	21,949
1.15%	-	-	11,367	417,001	-	-	-	120,230
1.20%	-	-	-	2,208	-	-	-	393
1.25%	-	-	6,376	90,001	-	-	-	17,384
1.30%	1,066	145,020	-	724,400	85	2	74,169	141,913
1.35%	-	-	381	104,005	-	-	-	39,477
1.40%	83	50,920	2,570	140,025	100	-	20,586	10,262
1.45%	-	-	2,175	67,987	-	-	-	18,642
1.50%	-	-	2,340	168,996	-	-	-	50,068
1.55%	-	-	15,787	407,389	-	-	-	121,781
1.60%	-	-	430	74,650	-	-	-	18,011
1.65%	-	-	133	138,585	-	-	-	29,401
1.70%	-	-	75	28,990	-	-	-	8,193
1.75%	-	-	2,759	734,946	-	-	-	253,991
1.80%	-	-	2,394	136,095	-	-	-	31,111
1.85%	-	-	3,722	118,288	-	-	-	37,725
1.90%	-	-	1,750	12,766	-	-	-	6,058
1.95%	-	-	91	204,525	-	-	-	67,980
2.00%	-	-	-	77,413	-	-	-	24,072
2.05%	-	-	1,526	42,826	-	-	-	8,124
2.10%	-	-	139	80,138	-	-	-	21,825
2.15%	-	-	53	30,330	-	-	-	19,433
2.20%	-	-	340	90,965	-	-	-	21,365
2.25%	-	-	-	23,053	-	-	-	3,646
2.30%	-	-	-	41,860	-	-	-	11,244
2.35%	-	-	-	51,930	-	-	-	17,495
2.40%	-	-	84	14,266	-	-	-	4,939
2.45%	-	-	-	21,014	-	-	-	4,089
2.50%	-	-	-	41,295	-	-	-	22,018
2.55%	-	-	-	6,657	-	-	-	1,757
2.60%	-	-	-	7,123	-	-	-	1,873
2.65%	-	-	-	110	-	-	-	1,419
2.70%	-	-	-	1,679	-	-	-	2,371
2.75%	-	-	-	1,906	-	-	-	-
2.80%	-	-	-	330	-	-	-	303
2.85%	-	-	-	593	-	-	-	592
2.90%	-	-	-	71	-	-	-	-
2.95%	-	-	-	503	-	-	-	230
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	273	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	85	-	-	-	50
3.40%	-	-	-	-	-	-	-	-

	$1,149	$196,431	$61,630	$4,197,331	$185	$2	$95,938	$1,170,623

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	ACVU2	ACVVS1	DVSCS	DCAP	DCAPS	DVDLS	DGI	FCA2S

0.40%	$-	$-	$232	$-	$304	$-	$-	$-
0.65%	-	-	161	-	344	-	-	-
0.75%	-	-	2,984	-	3,911	-	-	-
0.80%	-	-	569	2,992	-	-	407	-
0.85%	-	-	5,217	-	4,765	-	-	-
0.95%	-	-	2,728	-	4,794	308	-	141
1.05%	-	-	5,557	-	6,638	24	-	-
1.10%	-	-	8,615	-	11,391	-	-	-
1.15%	-	-	137,910	-	162,881	6,822	-	3,792
1.20%	-	-	1,092	-	-	-	-	10
1.25%	-	-	15,748	-	18,623	1,244	-	2,551
1.30%	-	67	188,133	366,453	226,752	-	125,576	-
1.35%	-	-	38,591	-	49,306	-	-	-
1.40%	-	-	40,798	122,881	9,598	173	50,602	180
1.45%	-	-	35,427	-	41,742	12	-	595
1.50%	-	-	64,955	-	96,408	339	-	1,105
1.55%	29	-	121,773	-	118,675	6,949	-	6,707
1.60%	-	-	17,175	-	27,846	-	-	1,396
1.65%	-	-	20,907	-	45,087	-	-	154
1.70%	-	-	9,988	-	19,108	540	-	463
1.75%	-	-	224,876	-	273,592	2,280	-	348
1.80%	-	-	56,514	-	33,590	1,288	-	604
1.85%	-	-	25,262	-	62,447	113	-	1,564
1.90%	-	-	6,269	-	14,932	-	-	579
1.95%	-	-	43,644	-	82,064	556	-	308
2.00%	-	-	43,302	-	43,793	5	-	-
2.05%	-	-	11,340	-	24,589	39	-	1,709
2.10%	-	-	18,848	-	40,111	202	-	-
2.15%	-	-	32,803	-	13,658	-	-	-
2.20%	-	-	19,590	-	25,850	-	-	-
2.25%	-	-	4,610	-	3,518	97	-	283
2.30%	-	-	6,666	-	25,287	-	-	-
2.35%	-	-	34,861	-	19,144	-	-	-
2.40%	-	-	9,119	-	1,969	-	-	38
2.45%	-	-	3,749	-	6,810	-	-	-
2.50%	-	-	4,351	-	11,313	-	-	-
2.55%	-	-	7,782	-	10,512	-	-	-
2.60%	-	-	2,038	-	3,423	-	-	-
2.65%	-	-	861	-	1,310	-	-	-
2.70%	-	-	1,124	-	632	-	-	-
2.75%	-	-	278	-	1,152	-	-	-
2.80%	-	-	990	-	2,606	-	-	-
2.85%	-	-	66	-	-	-	-	-
2.90%	-	-	251	-	-	-	-	-
2.95%	-	-	79	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	25	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	10	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$29	$67	$1,277,868	$492,326	$1,550,475	$20,991	$176,585	$22,527

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP	FNRS2	FEI2

0.40%	$-	$ -	$-	$-	$-	$-	$ -	$ 376
0.65%	-	-	-	-	-	-	66	353
0.75%	-	-	-	-	-	-	2,373	1,307
0.80%	151	-	5,248	-	1,516	1,039	1,633	-
0.85%	-	-	-	-	-	-	6,663	1,779
0.95%	-	2,736	-	-	-	-	1,530	545
1.05%	-	1,665	-	-	-	-	3,134	808
1.10%	-	2,081	-	283	-	-	8,176	33,811
1.15%	-	93,097	-	23,902	-	-	151,451	369,908
1.20%	-	6,610	-	5,404	-	-	709	3,475
1.25%	-	36,814	-	11,303	-	-	13,602	65,710
1.30%	102,434	294	3,148,170	-	447,940	1,558,296	210,003	265,471
1.35%	-	33,559	-	8,843	-	-	46,613	94,849
1.40%	47,510	8,140	1,321,584	3,839	259,992	341,600	51,727	15,653
1.45%	-	21,708	-	2,401	-	-	26,158	60,852
1.50%	-	26,206	-	5,090	-	-	32,915	130,687
1.55%	-	92,515	-	23,771	-	-	157,392	284,409
1.60%	-	7,752	-	2,616	-	-	17,516	55,220
1.65%	-	28,397	-	6,265	-	-	30,901	62,758
1.70%	-	23,539	-	886	-	-	8,032	26,350
1.75%	-	79,794	-	13,513	-	-	124,271	486,967
1.80%	-	56,090	-	5,527	-	-	31,534	85,397
1.85%	-	8,977	-	3,180	-	-	22,413	79,425
1.90%	-	3,993	-	2,053	-	-	2,318	16,454
1.95%	-	8,509	-	4,970	-	-	35,663	115,622
2.00%	-	18,457	-	2,197	-	-	30,404	86,194
2.05%	-	5,830	-	2,038	-	-	9,769	36,750
2.10%	-	8,143	-	879	-	-	112,732	38,611
2.15%	-	13,560	-	4,138	-	-	13,407	48,016
2.20%	-	8,407	-	790	-	-	56,686	47,824
2.25%	-	3,872	-	1,150	-	-	914	14,316
2.30%	-	7,284	-	365	-	-	8,582	25,161
2.35%	-	7,036	-	687	-	-	1,516	47,285
2.40%	-	3,386	-	504	-	-	2,018	4,965
2.45%	-	723	-	109	-	-	3,226	9,860
2.50%	-	131	-	116	-	-	410	13,826
2.55%	-	3	-	43	-	-	1	1,677
2.60%	-	5,366	-	515	-	-	-	808
2.65%	-	-	-	221	-	-	568	182
2.70%	-	-	-	-	-	-	-	2,603
2.75%	-	-	-	-	-	-	15	317
2.80%	-	-	-	-	-	-	1,205	616
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	70
2.95%	-	-	-	-	-	-	-	474
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	59
3.40%	-	-	-	-	-	-	-	-

	$150,095	$ 624,674	$4,475,002	$137,598	$709,448	$1,900,935	$ 1,228,246	$ 2,637,800

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGP	FG2

0.40%	$-	$-	$-	$-	$-	$-	$-	$502
0.65%	-	-	-	-	-	-	-	203
0.75%	-	-	-	-	-	-	-	1,784
0.80%	508	-	313	-	1,240	-	8,035	-
0.85%	-	-	-	-	-	-	-	4,094
0.95%	-	-	-	-	-	-	-	288
1.05%	-	-	-	-	-	-	-	2,467
1.10%	-	66,888	-	182,370	-	1,215	-	15,853
1.15%	-	226,122	-	799,201	-	30,139	-	166,570
1.20%	-	1,047	-	2,701	-	79	-	5,497
1.25%	-	14,369	-	41,619	-	16,198	-	27,588
1.30%	51,639	331,937	120,923	1,347,488	92,264	9,419	3,618,967	180,919
1.35%	-	57,183	-	169,260	-	31,109	-	46,603
1.40%	21,327	18,869	9,569	19,658	9,617	41	892,006	8,844
1.45%	-	52,086	-	92,278	-	9,908	-	32,907
1.50%	-	86,040	-	280,945	-	27,220	-	86,507
1.55%	-	142,452	-	476,694	-	44,627	-	165,759
1.60%	-	20,559	-	24,337	-	3,270	-	22,228
1.65%	-	39,594	-	95,925	-	9,025	-	43,216
1.70%	-	13,847	-	12,779	-	12,352	-	22,229
1.75%	-	431,157	-	1,397,603	-	105,819	-	251,046
1.80%	-	25,183	-	43,220	-	8,698	-	49,229
1.85%	-	40,178	-	159,999	-	7,831	-	81,415
1.90%	-	5,569	-	10,515	-	4,346	-	9,760
1.95%	-	63,042	-	242,936	-	19,576	-	68,772
2.00%	-	70,305	-	155,413	-	7,384	-	52,394
2.05%	-	12,163	-	36,356	-	9,446	-	22,657
2.10%	-	50,246	-	52,805	-	5,507	-	30,642
2.15%	-	51,769	-	110,909	-	41,357	-	20,536
2.20%	-	37,487	-	105,131	-	3,705	-	61,960
2.25%	-	14,105	-	4,504	-	915	-	5,636
2.30%	-	9,259	-	37,039	-	20,575	-	15,082
2.35%	-	13,690	-	51,461	-	13,785	-	10,722
2.40%	-	4,811	-	17,862	-	6,112	-	6,368
2.45%	-	4,787	-	10,199	-	3,223	-	10,122
2.50%	-	6,349	-	10,145	-	771	-	6,683
2.55%	-	7,903	-	10,694	-	203	-	6,205
2.60%	-	5,508	-	110	-	413	-	932
2.65%	-	5	-	-	-	-	-	1,558
2.70%	-	-	-	-	-	-	-	1,194
2.75%	-	-	-	31	-	-	-	236
2.80%	-	-	-	-	-	-	-	785
2.85%	-	-	-	83	-	-	-	590
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	3,058	-	-	-	129
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$73,474	$1,924,509	$130,805	$6,005,328	$103,121	$454,268	$4,519,008	$1,548,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2

0.40%	$-	$-	$478	$-	$578	$-	$-	$-
0.65%	-	-	2,331	-	265	-	-	-
0.75%	-	-	16,058	-	2,330	-	-	-
0.80%	686	3,052	-	2,877	-	419	1,020	-
0.85%	-	-	22,130	-	6,190	-	-	-
0.95%	-	-	3,400	-	2,214	-	-	-
1.05%	-	-	4,602	-	5,538	-	-	-
1.10%	-	-	88,117	-	44,790	-	-	84
1.15%	-	-	793,803	-	542,801	-	-	9,508
1.20%	-	-	6,110	-	2,882	-	-	-
1.25%	-	-	75,277	-	68,854	-	-	7,082
1.30%	214,673	242,829	383,252	253,495	303,581	544,114	260,437	238
1.35%	-	-	181,733	-	185,316	-	-	-
1.40%	102,158	115,786	75,778	63,724	25,293	131,773	53,264	1,439
1.45%	-	-	125,616	-	77,751	-	-	911
1.50%	-	-	194,343	-	168,529	-	-	2,380
1.55%	-	-	639,558	-	421,378	-	-	3,765
1.60%	-	-	67,922	-	62,254	-	-	559
1.65%	-	-	191,716	-	134,069	-	-	-
1.70%	-	-	93,607	-	43,791	-	-	3,683
1.75%	-	-	1,606,786	-	693,635	-	-	480
1.80%	-	-	164,405	-	120,735	-	-	937
1.85%	-	-	151,772	-	104,596	-	-	561
1.90%	-	-	28,664	-	23,492	-	-	422
1.95%	-	-	235,387	-	150,315	-	-	593
2.00%	-	-	263,394	-	113,332	-	-	18
2.05%	-	-	73,441	-	64,247	-	-	176
2.10%	-	-	88,271	-	68,585	-	-	5
2.15%	-	-	231,209	-	78,159	-	-	-
2.20%	-	-	87,806	-	59,426	-	-	162
2.25%	-	-	130,917	-	24,447	-	-	32
2.30%	-	-	40,789	-	46,600	-	-	-
2.35%	-	-	481,298	-	81,163	-	-	-
2.40%	-	-	79,403	-	25,170	-	-	-
2.45%	-	-	39,773	-	10,609	-	-	-
2.50%	-	-	44,289	-	29,897	-	-	-
2.55%	-	-	36,342	-	7,806	-	-	-
2.60%	-	-	16,638	-	13,015	-	-	-
2.65%	-	-	4,560	-	2,692	-	-	-
2.70%	-	-	10,538	-	1,481	-	-	-
2.75%	-	-	5,378	-	38	-	-	-
2.80%	-	-	3,642	-	13,694	-	-	-
2.85%	-	-	461	-	364	-	-	-
2.90%	-	-	3,979	-	537	-	-	-
2.95%	-	-	784	-	351	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	401	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	43	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	58	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$317,517	$361,667	$6,796,201	$320,096	$3,832,848	$676,306	$314,721	$33,035

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3

0.40%	$188	$-	$-	$-	$140	$-	$-	$-
0.65%	78	-	110	-	625	-	-	-
0.75%	1,030	-	2,884	-	2,091	-	-	-
0.80%	-	300	897	-	398	399	-	243
0.85%	1,657	-	2,323	-	4,132	-	-	-
0.95%	300	-	1,246	3,325	5,225	350	339	1,632
1.05%	779	-	796	2,039	3,010	1,381	36	1,394
1.10%	12,524	-	22,437	2,142	26,245	3,231	221	16,854
1.15%	130,771	-	241,519	133,761	238,522	49,221	8,120	152,327
1.20%	987	-	1,676	3,491	10,664	294	199	1,235
1.25%	11,750	-	41,999	49,469	33,078	5,514	5,374	17,823
1.30%	84,727	63,492	204,075	2,063	173,342	48,808	-	37,996
1.35%	29,790	-	130,177	47,348	79,360	18,095	-	44,990
1.40%	3,587	19,694	123,754	16,668	45,564	17,078	2,628	13,470
1.45%	25,880	-	52,224	28,856	45,579	19,511	2,597	32,540
1.50%	40,715	-	126,191	35,113	67,059	14,791	3,593	39,761
1.55%	96,358	-	253,285	163,671	235,469	72,845	7,701	162,837
1.60%	8,950	-	97,341	17,811	26,678	3,893	6,172	14,064
1.65%	22,650	-	83,213	36,625	59,840	32,150	19	24,531
1.70%	20,540	-	22,775	14,408	30,965	2,935	1,939	24,820
1.75%	165,027	-	348,789	81,996	457,469	46,888	885	206,687
1.80%	33,286	-	96,066	65,065	59,660	17,331	3,498	35,601
1.85%	36,212	-	38,101	17,150	39,228	5,863	1,180	20,648
1.90%	7,343	-	3,451	11,017	7,267	2,439	1,591	12,315
1.95%	39,152	-	63,822	21,975	75,079	13,273	799	32,792
2.00%	21,251	-	77,126	37,309	94,303	9,052	14	35,202
2.05%	4,825	-	17,745	20,389	22,397	1,436	732	6,601
2.10%	16,343	-	24,980	15,025	41,079	22,918	705	20,126
2.15%	9,975	-	18,753	20,847	73,868	5,053	305	16,697
2.20%	18,194	-	11,309	19,259	25,100	1,636	-	13,217
2.25%	5,800	-	19,295	3,192	30,068	1,079	472	11,644
2.30%	11,382	-	9,082	13,346	14,202	4,948	-	17,394
2.35%	28,287	-	4,036	6,303	133,464	61	-	58,551
2.40%	1,785	-	3,070	2,517	20,504	918	-	6,109
2.45%	4,588	-	3,214	2,089	12,505	1,367	-	4,649
2.50%	9,918	-	849	1,045	12,385	487	-	36,654
2.55%	1,298	-	5,381	520	9,132	635	-	3,461
2.60%	2,262	-	425	567	5,050	-	-	6,703
2.65%	886	-	20	640	358	280	-	116
2.70%	1,350	-	-	-	3,580	-	-	2,387
2.75%	124	-	-	-	678	-	-	932
2.80%	153	-	724	15	4,109	-	-	1,484
2.85%	471	-	-	-	142	-	-	705
2.90%	-	-	-	-	766	-	-	-
2.95%	73	-	645	-	219	-	-	387
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	181	-	-	161
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	15	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	41
3.40%	-	-	-	-	-	-	-	-

	$913,246	$83,486	$2,155,805	$897,056	$2,230,794	$426,160	$49,119	$1,137,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FTVGI3	FTVFA2	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS

0.40%	$-	$-	$43	$-	$-	$-	$-	$-
0.65%	152	-	1,306	-	-	-	-	-
0.75%	1,741	154	7,499	-	-	-	-	-
0.80%	677	21	354	-	-	243	130	389
0.85%	2,073	-	6,800	-	-	-	-	-
0.95%	2,026	-	6,337	-	-	290	7,438	-
1.05%	3,760	289	992	-	-	45	2,123	-
1.10%	10,344	2,507	32,717	-	-	276	5,963	-
1.15%	231,343	21,296	262,968	-	-	4,652	57,757	-
1.20%	484	-	3,413	-	-	51	-	-
1.25%	29,752	5,647	23,806	-	-	2,475	7,075	-
1.30%	297,028	35,170	305,136	100	2	4,983	68,050	362,428
1.35%	79,998	16,148	54,665	-	-	1,173	26,106	-
1.40%	84,985	5,539	145,495	83	197	5,838	11,938	165,329
1.45%	77,496	21,040	55,914	-	-	2,288	10,804	-
1.50%	92,083	39,182	57,455	-	-	1,808	8,575	-
1.55%	145,655	67,622	235,118	-	-	10,160	32,313	-
1.60%	101,551	23,810	32,913	-	-	1,238	4,095	-
1.65%	59,942	6,095	79,889	-	-	301	12,402	-
1.70%	11,485	3,170	40,862	-	-	593	7,130	-
1.75%	176,185	73,349	516,522	-	-	7,964	58,617	-
1.80%	100,555	10,946	78,167	-	-	1,521	9,945	-
1.85%	41,372	7,269	44,845	-	-	765	8,105	-
1.90%	1,700	78	14,437	-	-	62	7,019	-
1.95%	39,654	15,787	80,535	-	-	1,133	4,072	-
2.00%	35,790	7,097	96,641	-	-	161	5,171	-
2.05%	8,696	2,482	21,116	-	-	2,476	4,698	-
2.10%	9,307	205	26,953	-	-	676	6,672	-
2.15%	4,393	2,171	76,579	-	-	1,398	6,274	-
2.20%	18,661	11,502	33,326	-	-	1,795	1,331	-
2.25%	4,399	320	82,519	-	-	306	735	-
2.30%	4,615	965	19,102	-	-	764	2,702	-
2.35%	667	2,909	249,196	-	-	1,851	3,749	-
2.40%	1,421	1,042	24,315	-	-	1,245	5,208	-
2.45%	1,857	-	16,905	-	-	-	-	-
2.50%	1,395	603	17,751	-	-	105	64	-
2.55%	723	2,534	11,005	-	-	25	-	-
2.60%	442	-	8,040	-	-	-	224	-
2.65%	3,424	1,610	2,523	-	-	-	234	-
2.70%	-	-	3,630	-	-	-	-	-
2.75%	-	-	4,518	-	-	-	-	-
2.80%	-	-	1,184	-	-	31	-	-
2.85%	-	-	780	-	-	-	-	-
2.90%	-	-	901	-	-	-	-	-
2.95%	-	-	359	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	489	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,687,831	$388,559	$2,786,020	$183	$199	$58,692	$386,719	$528,146

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVGI	OVGIS	OVSC

0.40%	$-	$-	$-	$-	$-	$-	$98	$-
0.65%	-	-	-	-	-	-	1,194	-
0.75%	-	-	495	-	-	-	3,687	-
0.80%	524	1,305	-	919	-	120	-	343
0.85%	-	-	1,210	-	-	-	7,492	-
0.95%	-	-	8,470	-	8	-	1,604	-
1.05%	-	-	5,798	-	252	-	1,455	-
1.10%	-	-	6,416	-	303	-	41,947	-
1.15%	-	-	183,090	-	18,601	-	355,751	-
1.20%	-	-	1,376	-	763	-	3,924	-
1.25%	-	-	37,979	-	25,784	-	37,471	-
1.30%	286,277	557,217	29,922	880,188	2,227	131,675	109,978	45,958
1.35%	-	-	89,854	-	-	-	88,572	-
1.40%	181,672	108,837	12,743	509,055	1,671	31,059	40,379	12,394
1.45%	-	-	45,573	-	4,838	-	45,543	-
1.50%	-	-	44,637	-	6,081	-	89,296	-
1.55%	-	-	130,121	-	17,643	-	383,865	-
1.60%	-	-	19,536	-	300	-	20,945	-
1.65%	-	-	52,739	-	46	-	95,408	-
1.70%	-	-	8,381	-	2,093	-	58,853	-
1.75%	-	-	78,712	-	2,125	-	930,756	-
1.80%	-	-	30,405	-	9,670	-	90,565	-
1.85%	-	-	14,238	-	4,237	-	59,136	-
1.90%	-	-	3,569	-	540	-	11,363	-
1.95%	-	-	23,333	-	744	-	127,637	-
2.00%	-	-	21,586	-	930	-	157,033	-
2.05%	-	-	6,369	-	1,376	-	39,853	-
2.10%	-	-	20,406	-	1,835	-	65,991	-
2.15%	-	-	2,793	-	1,261	-	192,791	-
2.20%	-	-	19,200	-	-	-	42,757	-
2.25%	-	-	2,393	-	164	-	61,716	-
2.30%	-	-	2,353	-	-	-	16,371	-
2.35%	-	-	3,076	-	-	-	289,735	-
2.40%	-	-	2,020	-	-	-	55,318	-
2.45%	-	-	701	-	-	-	22,363	-
2.50%	-	-	109	-	-	-	17,136	-
2.55%	-	-	1,016	-	-	-	23,272	-
2.60%	-	-	68	-	-	-	10,813	-
2.65%	-	-	38	-	-	-	2,434	-
2.70%	-	-	-	-	-	-	6,742	-
2.75%	-	-	-	-	-	-	2,959	-
2.80%	-	-	3,230	-	-	-	1,485	-
2.85%	-	-	-	-	-	-	540	-
2.90%	-	-	-	-	-	-	1,922	-
2.95%	-	-	-	-	-	-	607	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	242	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	48	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$468,473	$667,359	$913,955	$1,390,162	$103,492	$162,854	$3,619,047	$58,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD

0.40%	$54	$-	$-	$-	$-	$-	$1,104	$1,419
0.65%	43	-	-	-	21	-	1,351	779
0.75%	450	-	-	-	32	2,335	19,877	5,953
0.80%	-	486	97	-	-	111	532	-
0.85%	1,752	-	-	-	130	1,230	21,325	8,103
0.95%	1,837	-	-	218	-	41	5,588	1,013
1.05%	2,891	-	-	90	-	213	6,088	1,524
1.10%	9,718	-	-	66	684	7,924	58,625	5,659
1.15%	95,711	-	-	4,620	6,460	35,886	406,779	129,076
1.20%	116	-	-	74	-	79	1,900	45
1.25%	15,253	-	-	918	47	7,070	36,749	6,248
1.30%	58,868	117,104	1,046	-	8,218	49,906	743,970	499,233
1.35%	43,918	-	-	1,343	2,783	14,835	108,466	41,683
1.40%	4,289	22,241	336	350	1,537	12,522	80,624	41,336
1.45%	21,928	-	-	1,475	734	7,403	65,213	20,247
1.50%	33,068	-	-	677	4,752	21,783	238,771	136,328
1.55%	123,556	-	-	5,304	4,269	34,477	379,528	71,830
1.60%	15,304	-	-	182	8,603	36,558	123,769	108,839
1.65%	40,459	-	-	747	1,909	8,526	116,070	32,043
1.70%	7,102	-	-	281	1	628	28,761	3,229
1.75%	127,597	-	-	3,200	9,565	35,293	1,009,907	399,861
1.80%	29,631	-	-	1,108	2,763	9,880	118,079	34,488
1.85%	20,933	-	-	354	2,405	3,288	167,244	88,619
1.90%	3,629	-	-	225	-	1,265	15,793	2,899
1.95%	35,107	-	-	353	1,414	12,612	274,701	100,294
2.00%	32,456	-	-	753	2,634	9,413	154,200	26,134
2.05%	17,354	-	-	115	322	2,800	64,894	31,076
2.10%	30,435	-	-	200	4,493	8,746	65,677	25,026
2.15%	6,904	-	-	140	80	1,851	89,746	20,036
2.20%	11,043	-	-	470	1,476	5,320	118,417	71,728
2.25%	2,666	-	-	179	428	378	35,271	3,883
2.30%	9,751	-	-	-	23	1,277	38,171	28,013
2.35%	8,492	-	-	-	1,018	-	148,468	6,420
2.40%	1,198	-	-	14	447	122	26,607	859
2.45%	4,281	-	-	76	-	642	24,034	7,950
2.50%	6,235	-	-	-	-	-	9,773	2,932
2.55%	4,886	-	-	-	2,105	1,577	18,648	2,177
2.60%	676	-	-	-	-	-	3,974	1,019
2.65%	1,263	-	-	-	-	-	3,378	2,302
2.70%	50	-	-	-	-	-	4,034	467
2.75%	336	-	-	5	-	-	994	-
2.80%	16,361	-	-	-	-	-	20,089	275
2.85%	-	-	-	-	-	-	164	-
2.90%	-	-	-	-	-	-	855	-
2.95%	-	-	-	-	-	-	267	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	113	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	21	-
3.25%	-	-	-	-	-	-	-	-
3.30%	42	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$847,643	$139,831	$1,479	$23,537	$69,353	$335,991	$4,858,609	$1,971,045

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	PVGIB	PVTIGB	PVTVB	ACEG2	AVBV2	VYDS	TRHS2	VWHAS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	51	-
0.75%	-	-	-	-	-	-	2,351	3,328
0.80%	-	-	-	19	-	-	784	1
0.85%	-	-	-	-	-	-	4,354	929
0.95%	-	-	759	482	-	-	1,936	239
1.05%	112	-	10	1,043	-	-	1,217	-
1.10%	514	-	205	503	-	-	4,514	52
1.15%	7,340	1,166	8,190	7,860	-	418	75,751	2,228
1.20%	110	-	-	-	-	-	570	-
1.25%	1,778	446	5,515	1,604	-	3,023	5,290	222
1.30%	-	-	-	1,679	-	-	160,022	18,349
1.35%	1,026	-	695	1,590	-	1,250	16,391	2,131
1.40%	264	339	513	1,677	-	-	49,465	471
1.45%	1,005	254	842	1,332	-	-	7,533	187
1.50%	920	620	838	3,053	-	-	27,386	7,877
1.55%	9,562	231	6,444	8,973	23	51	55,122	4,419
1.60%	43	29	3,489	460	-	-	15,447	4,753
1.65%	1,808	-	972	522	-	58	14,157	1,251
1.70%	380	-	735	2,769	-	-	3,349	207
1.75%	7,011	499	845	5,988	-	-	72,730	8,738
1.80%	1,851	940	2,009	1,530	-	-	12,074	857
1.85%	933	304	684	1,633	-	-	16,179	2,306
1.90%	1,127	-	1,783	1,615	-	-	1,362	-
1.95%	1,080	-	-	1,539	-	-	28,721	1,811
2.00%	724	-	292	2,107	-	-	22,148	584
2.05%	681	519	203	1,181	-	-	10,081	1,615
2.10%	1,589	59	87	1,903	-	-	16,802	8,716
2.15%	239	-	-	2,639	-	-	2,558	212
2.20%	167	-	24	248	-	-	38,968	3,633
2.25%	470	-	483	210	-	-	66	46
2.30%	148	-	174	144	-	-	3,864	683
2.35%	211	-	863	2,048	-	-	1,203	-
2.40%	-	-	-	606	-	-	281	-
2.45%	-	-	331	390	-	-	1,278	-
2.50%	-	-	-	259	-	-	-	-
2.55%	-	-	-	212	-	-	1,661	56
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	103	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	74	-
2.80%	-	-	-	-	-	-	10,195	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	11	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$41,093	$5,406	$36,985	$57,829	$23	$4,800	$686,038	$75,901

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	VWBF	VWEM	VWHA	WRASP	WRHIP	WRMCG	WRPCP	WRPMP

0.40%	$-	$-	$-	$-	$-	$69	$5,631	$36,766
0.65%	-	-	-	52	-	-	-	-
0.75%	-	-	1,369	3,755	40	162	-	-
0.80%	131	1,674	1,841	1,007	-	-	-	-
0.85%	-	-	1,282	984	109	1	-	-
0.95%	-	-	51	527	-	-	-	-
1.05%	-	-	541	1,864	-	-	-	-
1.10%	-	-	2,614	6,401	122	146	-	-
1.15%	-	-	19,200	107,388	6,784	1,389	-	-
1.20%	-	-	5	106	16	-	-	-
1.25%	-	-	2,973	37,984	619	21	-	-
1.30%	127,426	236,392	416,472	225,479	13,491	6,201	-	-
1.35%	-	-	7,876	62,815	1,927	1,010	-	-
1.40%	64,944	86,597	124,337	37,836	3,059	156	-	-
1.45%	-	-	4,113	20,061	896	180	-	-
1.50%	-	-	32,161	193,139	13,668	4,493	-	-
1.55%	-	-	19,242	124,094	6,046	878	-	-
1.60%	-	-	13,278	123,908	6,631	1,460	-	-
1.65%	-	-	9,028	33,563	2,969	1,025	-	-
1.70%	-	-	1,760	5,322	368	14	-	-
1.75%	-	-	17,972	240,358	16,126	6,498	-	-
1.80%	-	-	11,507	78,195	4,055	662	-	-
1.85%	-	-	5,993	24,902	2,260	931	-	-
1.90%	-	-	456	1,858	2,037	53	-	-
1.95%	-	-	7,836	114,724	2,255	1,817	-	-
2.00%	-	-	3,350	78,462	3,133	441	-	-
2.05%	-	-	5,239	12,749	1,300	1,207	-	-
2.10%	-	-	21,648	45,243	1,995	510	-	-
2.15%	-	-	2,125	12,569	336	11	-	-
2.20%	-	-	27,499	72,123	8,458	236	-	-
2.25%	-	-	379	515	724	13	-	-
2.30%	-	-	751	14,277	4,932	724	-	-
2.35%	-	-	206	3,471	1,688	-	-	-
2.40%	-	-	5,267	1,330	-	4	-	-
2.45%	-	-	3,377	1,637	20	-	-	-
2.50%	-	-	-	1,306	-	220	-	-
2.55%	-	-	1,213	4,495	6,088	20	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	33	2,235	29	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	8,011	-	-	-	-	-
2.80%	-	-	1,233	154	1,046	70	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$192,501	$324,663	$782,238	$1,696,888	$113,227	$30,622	$5,631	$36,766

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	WRPMAP	WRPMCP	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2

0.40%	$75,962	$12,303	$-	$-	$37	$-	$-	$-
0.65%	-	-	-	-	27	-	-	-
0.75%	-	-	-	-	221	-	-	-
0.80%	-	-	-	-	91	-	-	-
0.85%	-	-	-	-	2,329	-	-	-
0.95%	-	-	-	-	663	-	-	-
1.05%	-	-	-	-	421	-	-	-
1.10%	-	-	-	-	9,544	90	-	-
1.15%	-	-	-	-	40,383	-	348	13
1.20%	-	-	-	-	17	-	-	-
1.25%	-	-	-	-	4,333	-	3,422	-
1.30%	-	-	91	3,180	95,644	-	-	-
1.35%	-	-	-	-	14,537	-	-	-
1.40%	-	-	433	259	11,818	-	-	152
1.45%	-	-	-	-	8,224	-	-	-
1.50%	-	-	-	-	27,329	-	-	-
1.55%	-	-	-	-	56,005	-	-	-
1.60%	-	-	-	-	10,815	-	-	454
1.65%	-	-	-	-	13,701	-	-	-
1.70%	-	-	-	-	2,583	-	-	-
1.75%	-	-	-	-	100,801	-	-	82
1.80%	-	-	-	-	7,542	-	-	-
1.85%	-	-	-	-	17,780	-	-	-
1.90%	-	-	-	-	3,241	-	-	-
1.95%	-	-	-	-	21,009	-	-	-
2.00%	-	-	-	-	13,652	-	-	-
2.05%	-	-	-	-	2,760	-	-	-
2.10%	-	-	-	-	19,031	-	-	-
2.15%	-	-	-	-	2,370	-	-	-
2.20%	-	-	-	-	34,259	-	-	156
2.25%	-	-	-	-	1,664	-	-	-
2.30%	-	-	-	-	5,978	-	-	-
2.35%	-	-	-	-	5,188	-	-	-
2.40%	-	-	-	-	797	-	-	-
2.45%	-	-	-	-	1,986	-	-	-
2.50%	-	-	-	-	938	-	-	-
2.55%	-	-	-	-	854	-	-	-
2.60%	-	-	-	-	74	-	-	-
2.65%	-	-	-	-	242	-	-	-
2.70%	-	-	-	-	422	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$75,962	$12,303	$524	$3,439	$539,310	$90	$3,770	$857

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	JAGTS2	JAIGS2	VFMG2	AVCA2	AVCD2	VWBFR	VWEMR	VWHAR

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	141	-	-	-	-	-	-
0.75%	45	822	-	-	67	-	-	909
0.80%	80	1,533	-	9	43	68	346	335
0.85%	70	1,380	-	-	63	-	-	723
0.95%	-	6,260	-	237	261	-	-	98
1.05%	50	5,128	-	504	17	-	-	386
1.10%	239	3,286	-	300	1,207	-	-	1,490
1.15%	3,337	54,599	11,497	3,863	11,873	-	-	12,685
1.20%	-	10	-	-	134	-	-	3
1.25%	404	7,787	10,919	1,006	2,884	-	-	1,792
1.30%	23,244	129,809	-	771	13,339	15,491	46,533	118,546
1.35%	1,704	18,193	1,862	764	4,562	-	-	5,642
1.40%	4,957	27,243	213	1,220	1,620	9,250	12,510	28,996
1.45%	1,375	7,412	95	619	2,412	-	-	3,239
1.50%	4,948	10,594	-	1,553	4,797	-	-	17,895
1.55%	2,694	50,830	29	4,848	11,450	-	-	11,767
1.60%	1,494	8,985	263	226	1,842	-	-	9,831
1.65%	6,525	13,300	351	450	2,896	-	-	5,296
1.70%	516	2,938	-	1,384	1,124	-	-	1,128
1.75%	3,308	37,881	2,968	3,213	20,284	-	-	11,255
1.80%	915	12,174	-	769	3,188	-	-	6,874
1.85%	818	4,713	436	1,406	2,694	-	-	3,269
1.90%	190	3,193	223	820	676	-	-	589
1.95%	1,285	8,058	336	703	6,823	-	-	4,864
2.00%	861	10,199	-	1,394	3,369	-	-	2,481
2.05%	488	1,911	-	863	1,353	-	-	2,868
2.10%	1,392	5,566	-	988	7,789	-	-	13,299
2.15%	717	2,621	-	1,404	4,534	-	-	1,231
2.20%	2,680	2,880	245	152	1,791	-	-	8,168
2.25%	-	158	-	125	721	-	-	230
2.30%	70	629	-	109	3,553	-	-	444
2.35%	-	520	-	1,386	3,403	-	-	114
2.40%	-	101	-	309	667	-	-	3,132
2.45%	201	589	-	408	1,068	-	-	2,414
2.50%	-	46	-	128	2,229	-	-	-
2.55%	284	320	-	107	590	-	-	1,184
2.60%	-	-	-	-	69	-	-	-
2.65%	-	253	-	-	-	-	-	89
2.70%	-	-	-	-	15	-	-	-
2.75%	-	-	-	-	200	-	-	5,345
2.80%	-	198	-	-	233	-	-	683
2.85%	-	-	-	-	197	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	9	47	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$64,891	$442,260	$29,437	$32,047	$126,084	$24,809	$59,389	$289,294

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	OVHI3	OVHI4	OVHI	OVHIS
0.40%	$-	$-	$-	$-
0.65%	-	-	-	-
0.75%	-	-	-	-
0.80%	431	-	15	-
0.85%	-	-	-	-
0.95%	-	687	-	406
1.05%	-	194	-	263
1.10%	-	92	-	198
1.15%	-	15,508	-	5,532
1.20%	-	106	-	227
1.25%	-	2,235	-	2,307
1.30%	4,399	-	169	-
1.35%	-	5,152	-	1,652
1.40%	1,093	662	13	1,124
1.45%	-	4,917	-	1,012
1.50%	-	2,451	-	861
1.55%	-	17,586	-	5,955
1.60%	-	437	-	319
1.65%	-	2,975	-	876
1.70%	-	529	-	711
1.75%	-	12,550	-	2,320
1.80%	-	2,087	-	2,394
1.85%	-	1,036	-	713
1.90%	-	823	-	255
1.95%	-	1,399	-	178
2.00%	-	3,363	-	730
2.05%	-	45	-	455
2.10%	-	941	-	297
2.15%	-	441	-	181
2.20%	-	2,876	-	217
2.25%	-	635	-	145
2.30%	-	-	-	5
2.35%	-	-	-	61
2.40%	-	58	-	-
2.45%	-	345	-	-
2.50%	-	-	-	-
2.55%	-	-	-	-
2.60%	-	-	-	-
2.65%	-	-	-	-
2.70%	-	-	-	-
2.75%	-	12	-	-
2.80%	-	-	-	-
2.85%	-	-	-	-
2.90%	-	-	-	-
2.95%	-	-	-	-
3.00%	-	-	-	-
3.05%	-	-	-	-
3.10%	-	-	-	-
3.15%	-	-	-	-
3.20%	-	-	-	-
3.25%	-	-	-	-
3.30%	-	-	-	-
3.40%	-	-	-	-

	$5,923	$80,142	$197	$29,394

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $992,712,778 and $1,259,932,807, respectively, and total transfers from the Account to the fixed account were $301,251,657 and $267,916,742, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $10,008,558 and $15,728,316 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $13,377,510 and $23,803,282 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $3,333,007 and $5,392,901 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$33,973,541,816	$0	$0	$33,973,541,816

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$90,834	$143,771
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	1,941,698	12,463
Growth Fund - Class 1 ( AFGF )	113,001	782,187
High-Income Bond Fund - Class 1 ( AFHY )	5,554,556	5,488,414
Protected Asset Allocation Fund - Class P2 ( AVPAP2 )	13,151,517	56
U.S. Government/AAA-Rated Securities Fund - Class 1 ( AFGC )	46,041	153,323
Global Allocation V.I. Fund - Class III ( MLVGA3 )	30,429,998	10,247,168
Money Market Portfolio(TM) ( CHSMM )	8,160,040	11,777,911
Stock Index Fund, Inc. - Initial Shares ( DSIF )	16,595,091	34,970,368
Stock Index Fund, Inc. - Service Shares ( DSIFS )	28,290,060	20,611,792
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares ( DSRG )	706,502	5,774,636
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	569,752	11,972
VA International Equity Fund ( HVIE )	3,915,386	1,650,420
VA Situs Fund ( HVSIT )	10,494,030	5,706,022
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	1,484,725	16,807
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	24,827,495	2,932,382
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	4,118,340	1,147,213
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )	2,542,866	1,927,486
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )	25,624,529	21,380,693
Janus Aspen Series - Global Technology Portfolio - Service Shares ( JAGTS )	18,945,264	3,714,995
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS )	102,517,058	16,211,044
Investors Growth Stock Series - Service Class ( MIGSC )	655,522	2,870,690
New Discovery Series - Service Class ( MNDSC )	2,675,845	168,106
Value Series - Service Class ( MVFSC )	14,526,019	63,465,761
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	24,570,204	5,576,740
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	483,285	719,783
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	1,811,462	4,033,841
Emerging Markets Debt Portfolio - Class I ( MSEM )	100,371	769,065
Emerging Markets Debt Portfolio - Class II ( MSEMB )	28,079	175,426
Global Real Estate Portfolio - Class II ( VKVGR2 )	55,861	338
U.S. Real Estate Portfolio - Class I ( MSVRE )	322	11,312
U.S. Real Estate Portfolio - Class II ( MSVREB )	32,259	32,647
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	2,703,143	10,443,619
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	9,214,469	26,418,089
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	396,661,820	45,529,030
American Funds NVIT Bond Fund - Class II ( GVABD2 )	210,343,286	26,964,393
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	14,933,577	13,752,465
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	15,401,138	26,010,660
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	132,911,755	46,297,313
Federated NVIT High Income Bond Fund - Class I ( HIBF )	490,653	1,683,266
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	53,468,078	54,462,799
NVIT Emerging Markets Fund - Class I ( GEM )	1,026	134,126
NVIT Emerging Markets Fund - Class II ( GEM2 )	2,489	378,935
NVIT Emerging Markets Fund - Class III ( GEM3 )	2,163,701	6,985,461
NVIT Emerging Markets Fund - Class VI ( GEM6 )	10,338,529	8,871,425
NVIT International Equity Fund - Class I ( GIG )	320	3,199
NVIT International Equity Fund - Class III ( GIG3 )	329,543	4,651,314
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	2,108,362	5,036,852
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	6,326,745	13,709,915
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	5,614,486	6,785,257
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	554,524	482,977
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	7,018,936	46,084,821
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	6,119,360	2,902,571
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	221,525,633	25,830,270
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	265,727,595	60,133,014
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	222,208,059	67,236,959
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	245,418,553	38,108,863
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	22,412,185	31,366,169
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	141,280,098	12,109,868
NVIT Core Bond Fund - Class I ( NVCBD1 )	1,888,368	1,466,211
NVIT Core Bond Fund - Class II ( NVCBD2 )	20,819,816	34,162,224
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	14,067,601	7,493,934
NVIT Nationwide Fund - Class I ( TRF )	2,058,410	21,104,745
NVIT Nationwide Fund - Class II ( TRF2 )	4,323,611	42,192,577
NVIT Government Bond Fund - Class I ( GBF )	82,400,243	112,407,981

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

American Century NVIT Growth Fund - Class I ( CAF )	1,202,056	5,014,115
American Century NVIT Growth Fund -Class II ( CAF2 )	13,969,385	2,442,144
NVIT International Index Fund - Class VIII ( GVIX8 )	3,589,169	5,149,721
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	5,807,940	74,555,354
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	207,174,144	4,355,236
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	229,059,362	40,142,600
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	177,536,262	33,615,624
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	70,938,935	200,290,234
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	19,167,687	233,960,717
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	60,783,557	65,929,955
NVIT Mid Cap Index Fund - Class I ( MCIF )	14,716,837	15,769,197
NVIT Money Market Fund - Class I ( SAM )	229,128,924	213,744,174
NVIT Multi-Manager International Growth Fund - Class III ( NVMIG3 )	259,981	5,241,755
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	3,978,321	33,163,620
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	612	128,684
NVIT Multi-Manager International Value Fund - Class III ( GVDIV3 )	616,839	1,773,013
NVIT Multi-Manager International Value Fund - Class VI ( GVDIV6 )	7,248,720	7,954,491
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	1,818,771	3,644,032
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	7,958,233	29,947,216
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	564,264	1,166,591
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	8,622,133	8,518,271
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	17,099,096	28,758,051
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	16,405,329	31,913,231
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	28,524,791	48,583,995
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	2,037,267	2,531,207
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	4,390,217	10,686,129
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	1,986,167	6,562,049
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	3,434,720	5,852,757
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	217,344	11,633,273
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	2,959,732	7,289,074
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	38,501,718	21,050,476
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	20,740,739	13,628,912
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	2,959,151	60,353,681
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	5,150,886	49,634,061
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	21,998,498	32,828,954
Van Kampen NVIT Comstock Value Fund - Class II ( EIF2 )	5,778,806	21,425,563
NVIT Real Estate Fund - Class I ( NVRE1 )	9,943,028	12,483,266
NVIT Real Estate Fund - Class II ( NVRE2 )	20,666,810	17,299,079
TOPS Protected Balanced ETF Portfolio - Class 4 ( NOTB4 )	283,701	106
TOPS Protected Growth ETF Portfolio - Class 4 ( NOTG4 )	151,844	51
TOPS Protected Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	77,187	37
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	136,232	3,420
VPS Growth and Income Portfolio - Class B ( ALVGIB )	215,965	1,533,345
VPS Small/Mid Cap Value Portfolio: Class B ( ALVSVB )	12,110,196	10,510,408
VP Balanced Fund - Class I ( ACVB )	2,626,699	4,776,705
VP Capital Appreciation Fund - Class I ( ACVCA )	7,199	34,143
VP Income & Growth Fund - Class I ( ACVIG )	858,141	2,769,332
VP Income & Growth Fund - Class II ( ACVIG2 )	317,519	1,017,792
American Century VP Inflation Protection Fund - Class II ( ACVIP2 )	51,154,252	26,509,607
VP International Fund - Class I ( ACVI )	724	7,344
VP International Fund - Class III ( ACVI3 )	1	96
VP Mid Cap Value Fund - Class I ( ACVMV1 )	2,016,387	2,122,866
VP Mid Cap Value Fund - Class II ( ACVMV2 )	13,668,955	7,544,662
VP Ultra(R) Fund - Class II ( ACVU2 )	-	5,760
VP Vista(SM) Fund - Class I ( ACVVS1 )	-	1,642
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	10,447,757	15,182,371
Appreciation Portfolio - Initial Shares ( DCAP )	6,719,114	6,298,920
Appreciation Portfolio - Service Shares ( DCAPS )	31,444,791	15,032,923
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	143,390	938,013
Growth and Income Portfolio - Initial Shares ( DGI )	574,381	2,283,331
Managed Tail Risk Fund II: Service Shares ( FCA2S )	100,720	451,826
Quality Bond Fund II - Primary Shares ( FQB )	1,595,233	1,873,169
Quality Bond Fund II - Service Shares ( FQBS )	2,826,920	8,956,328
Equity-Income Portfolio - Initial Class ( FEIP )	31,875,281	52,039,165
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	615,166	2,822,866
High Income Portfolio - Initial Class ( FHIP )	2,888,713	9,804,665
VIP Asset Manager Portfolio - Initial Class ( FAMP )	3,250,836	22,277,159
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	9,048,700	19,823,024
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	29,504,867	20,305,743
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,281,372	1,191,081
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	28,937,449	5,308,796
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	1,239,333	1,684,140
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	60,083,042	12,553,986
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	1,378,190	953,222
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	5,448,216	3,449,143
VIP Growth Portfolio - Initial Class ( FGP )	2,030,249	55,000,231
VIP Growth Portfolio - Service Class 2 ( FG2 )	15,807,945	20,830,270
VIP High Income Portfolio - Initial Class R ( FHIPR )	13,429,952	11,602,281
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	4,487,665	5,956,705
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	69,020,000	69,458,180
VIP Mid Cap Portfolio - Service Class ( FMCS )	2,935,292	6,517,458
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	30,777,630	35,760,953
VIP Overseas Portfolio - Initial Class ( FOP )	1,144,664	8,321,108
VIP Overseas Portfolio - Initial Class R ( FOPR )	1,075,242	3,794,105
VIP Overseas Portfolio - Service Class 2 ( FO2 )	47,232	477,990
VIP Overseas Portfolio - Service Class 2 R ( FO2R )	8,659,458	9,536,141
VIP Value Strategies Portfolio - Service Class ( FVSS )	1,058,454	1,643,704
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	23,413,195	11,532,003
Franklin Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	1,700,980	14,423,641
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	7,782,132	39,905,824
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )	3,313,504	5,095,394
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	98,990	631,753
Templeton Foreign Securities Fund - Class 3 ( TIF3 )	4,237,833	13,410,185
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )	16,933,991	10,465,849
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	6,571,416	2,954,494
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares ( AMTB )	21,305,909	38,348,612

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

Growth Portfolio - I Class Shares ( AMTG )		1,287	2,701
Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )		4,689	12,115
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S ( AMRS )		34,800	34,800
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )		491,468	1,691,269
Socially Responsive Portfolio - I Class Shares ( AMSRS )		302,439	6,621,725
Balanced Fund/VA - Non-Service Shares ( OVMS )		712,591	8,197,243
Core Bond Fund/VA - Non-Service Shares ( OVB )		2,573,494	7,256,301
Global Securities Fund/VA - Class 3 ( OVGS3 )		2,387,367	8,914,401
Global Securities Fund/VA - Class 4 ( OVGS4 )		8,300,775	11,514,888
Global Securities Fund/VA - Non-Service Shares ( OVGS )		2,228,927	17,620,140
Global Securities Fund/VA - Service Class ( OVGSS )		158,232	1,363,563
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )		1,768,342	3,375,507
Main Street Fund(R)/VA - Service Class ( OVGIS )		8,102,660	51,935,866
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )		1,022,675	1,275,157
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )		5,502,149	10,592,978
Mid-Cap Growth Fund/VA - Non-Service Shares ( OVAG )		702,687	2,907,509
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )		745,216	64,980
Global Strategic Income Fund/VA: Service Shares ( OVSBS )		9,228,683	501,536
All Asset Portfolio - Advisor Class ( PMVAAD )		19,899,643	180,978
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )		5,134,870	4,712,613
Low Duration Portfolio - Advisor Class ( PMVLAD )		88,346,091	23,232,207
Total Return Portfolio - Advisor Class ( PMVTRD )		128,559,604	4,087,297
Putnam VT Growth and Income Fund - Class IB ( PVGIB )		375,052	690,082
Putnam VT International Equity Fund - Class IB ( PVTIGB )		8,144	106,530
Putnam VT Voyager Fund - Class IB ( PVTVB )		207,374	1,553,174
Van Kampen V.I. American Franchise Fund: Series II Shares ( ACEG2 )		6,233,583	773,903
Van Kampen V.I. Value Opportunities Fund: Series II Shares ( AVBV2 )		15	4,646
Diversified Stock Fund Class A Shares ( VYDS )		3,723	13,712
Blue Chip Growth Portfolio - II ( TRBCG2 )		68,073	67,944
Equity Income Portfolio - II ( TREI2 )		-	1
Health Sciences Portfolio - II ( TRHS2 )		30,794,335	10,928,807
Eck VIP Trust - Global Hard Assets Fund - Service Class ( VWHAS )		14,460,436	1,040,372
VIP Trust - Global Bond Fund: Initial Class ( VWBF )		6,042,012	2,554,166
VIP Trust - Emerging Markets Fund: Initial Class ( VWEM )		14,405,162	3,938,545
VIP Trust - Global Hard Assets Fund: Initial Class ( VWHA )		61,590,413	17,608,570
Variable Insurance Portfolios - Asset Strategy ( WRASP )		23,551,095	12,403,823
Variable Insurance Portfolios - High Income ( WRHIP )		26,185,872	1,897,113
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )		7,222,931	118,991
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )		1,398,732	132,926
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )		11,900,581	163,280
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )		13,050,998	652,406
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )		3,880,912	297,476
Advantage VT Discovery Fund ( SVDF )		44	4,090
Advantage VT Opportunity Fund - Class 2 ( SVOF )		339	27,121
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		10,874,300	9,960,669
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )		583	2,509
Advantage VT Core Bond Fund ( WFVTRB )		9,930	3,773
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )		3,480	12,338
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) ( JAGTS2 )		4,910,265	17,922,204
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) ( JAIGS2 )		2,568,373	96,480,226
Managed Allocation Fund - Moderate Growth II (obsolete) ( VFMG2 )		21,461	3,392,795
V.I. Capital Appreciation Fund - Series II (obsolete) ( AVCA2 )		309,263	6,878,703
V.I. Capital Development Fund - Series II (obsolete) ( AVCD2 )		437,070	26,287,599
VIP Trust - Global Bond Fund: Class R1 (obsolete) ( VWBFR )		287,542	6,048,171
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) ( VWEMR )		881,154	14,495,933
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) ( VWHAR )		8,018,941	61,325,051
High Income Fund/VA - Class 3 (obsolete) ( OVHI3 )		364,563	815,718
High Income Fund/VA - Class 4 (obsolete) ( OVHI4 )		2,425,012	9,352,273
High Income Fund/VA - Non-Service Shares (obsolete) ( OVHI )		3,187	25,829
High Income Fund/VA - Service Class (obsolete) ( OVHIS )		393,915	2,789,953

	Total	$4,820,788,315	$3,495,307,900

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2012	0.95% to 1.05%	29,102	$13.92 to $ 13.79	$402,340	0.00%	14.59% to 14.47%
2011	0.95% to 1.45%	32,647	12.15 to 11.64	393,138	0.00%	-9.46% to -9.91%
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
2009	0.95% to 1.45%	38,321	11.39 to 11.03	432,673	0.00%	49.88% to 49.12%
2008	0.95% to 1.45%	35,463	7.60 to 7.40	267,952	0.00%	-58.87% to -59.08%
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2012	1.15% to 2.55%	196,701	10.16 to 10.07	1,991,149	0.09%	1.64% to 0.68%	****
Growth Fund - Class 1 (AFGF)
2012	1.30%	125,616	85.31	10,715,793	1.06%	16.65%
2011	1.30%	133,488	73.13	9,761,912	0.85%	-5.30%
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
2009	1.30%	156,482	65.75	10,287,967	0.86%	37.93%
2008	1.30%	185,887	47.67	8,860,655	1.05%	-44.56%
High-Income Bond Fund - Class 1 (AFHY)
2012	1.30%	35,854	54.39	1,950,049	7.73%	12.42%
2011	1.30%	37,304	48.38	1,804,784	9.81%	0.85%
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
2009	1.30%	41,033	42.12	1,728,444	7.90%	37.64%
2008	1.30%	42,363	30.60	1,296,441	5.45%	-24.74%
Protected Asset Allocation Fund - Class P2 (AVPAP2)
2012	1.15% to 2.30%	1,300,941	10.12 to 10.10	13,160,237	1.27%	1.22% to 1.03%	****
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2012	1.30%	30,588	35.80	1,095,025	1.20%	0.88%
2011	1.30%	34,457	35.49	1,222,715	2.00%	6.46%
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
2009	1.30%	42,499	31.88	1,354,789	2.60%	1.45%
2008	1.30%	48,345	31.42	1,519,125	3.08%	6.44%
Global Allocation V.I. Fund - Class III (MLVGA3)
2012	0.65% to 2.65%	11,530,622	13.83 to 12.84	154,015,464	1.60%	9.25% to 7.05%
2011	0.75% to 2.65%	10,016,317	12.62 to 11.99	123,669,985	2.63%	-4.36% to -6.19%
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
2009	0.75% to 2.65%	2,338,768	12.12 to 11.96	28,183,661	2.59%	21.17% to 19.62%	****
Money Market Portfolio(TM) (CHSMM)
2012	0.65% to 1.55%	1,047,948	9.94 to 10.06	10,825,869	0.01%	-0.64% to -1.54%
2011	0.75% to 1.55%	1,391,226	9.97 to 10.22	14,443,732	0.01%	-0.74% to -1.54%
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
2009	0.75% to 1.55%	1,588,787	10.11 to 10.54	17,129,897	0.11%	-0.65% to -1.45%
2008	0.75% to 1.85%	2,367,841	10.18 to 10.52	25,748,263	2.08%	1.35% to 0.23%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.80% to 1.40%	6,373,721	27.94 to 32.29	208,787,008	2.02%	14.81% to 14.11%
2011	0.80% to 1.40%	7,343,204	24.34 to 28.29	210,627,633	1.79%	1.06% to 0.45%
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
2009	0.80% to 1.40%	10,005,487	21.14 to 24.87	251,973,988	2.07%	25.32% to 24.57%
2008	0.80% to 1.40%	11,829,308	16.87 to 19.97	239,007,065	2.04%	-37.64% to -38.02%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2012	0.40% to 2.85%	7,884,652	10.82 to 13.70	131,104,877	1.82%	15.01% to 12.18%
2011	0.40% to 2.85%	7,723,730	9.41 to 12.21	113,970,712	1.60%	1.21% to -1.27%
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%
2009	0.75% to 2.85%	7,000,385	7.98 to 11.11	92,376,592	1.85%	25.10% to 22.45%
2008	0.95% to 2.85%	6,903,789	9.20 to 9.08	73,597,957	1.77%	-37.92% to -39.11%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	0.80% to 1.40%	1,435,555	21.46 to 25.23	38,303,631	0.82%	11.08% to 10.40%
2011	0.80% to 1.40%	1,619,263	19.32 to 22.85	39,089,761	0.90%	0.10% to -0.51%
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
2009	0.80% to 1.40%	2,105,786	16.95 to 20.29	45,091,981	0.98%	32.69% to 31.88%
2008	0.80% to 1.40%	2,380,596	12.77 to 15.38	38,616,074	0.77%	-34.95% to -35.34%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2012	1.15% to 2.20%	55,968	10.23 to 10.16	570,936	0.00%	2.33% to 1.61%	****
VA International Equity Fund (HVIE)
2012	0.40% to 2.50%	917,015	10.33 to 9.87	9,259,820	1.50%	13.58% to 11.18%
2011	0.40% to 2.35%	672,762	9.10 to 8.89	6,042,943	2.60%	-11.91% to -13.63%
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	****
VA Situs Fund (HVSIT)
2012	0.40% to 2.65%	1,678,205	13.63 to 12.97	22,301,050	0.00%	22.13% to 19.37%
2011	0.75% to 2.70%	1,261,261	11.11 to 10.86	13,876,653	0.05%	-1.65% to -3.58%
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2012	0.40% to 2.65%	153,532	10.02 to 9.87	1,525,895	0.00%	0.19% to -1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2012	0.75% to 2.85%	2,201,353	9.78 to 9.64	21,398,232	0.00%	-2.23% to -3.64%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2012	0.80% to 1.40%	597,636	$17.99 to $ 17.07	$10,278,714	0.98%	19.41% to 18.69%
2011	0.80% to 1.40%	404,489	15.07 to 14.38	5,854,364	1.33%	1.35% to 0.73%
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
2009	0.80% to 1.40%	515,602	12.14 to 11.73	6,074,214	0.00%	25.68% to 24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	0.95% to 2.20%	637,267	18.14 to 17.44	11,759,269	2.54%	12.30% to 10.88%
2011	0.95% to 2.30%	655,718	16.15 to 15.59	10,841,461	2.28%	0.39% to -0.97%
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
2009	0.95% to 2.45%	876,368	15.02 to 14.75	13,598,156	2.79%	24.39% to 22.51%
2008	0.95% to 2.55%	848,549	12.08 to 11.96	10,629,343	2.43%	-16.86% to -18.20%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.40% to 2.95%	8,531,781	10.17 to 17.41	141,263,768	0.59%	23.36% to 20.20%
2011	0.40% to 2.95%	8,157,179	8.24 to 14.48	111,233,520	0.25%	-7.31% to -9.68%
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
2009	0.40% to 2.95%	7,958,375	8.39 to 15.52	108,881,608	0.01%	45.43% to 41.71%
2008	0.80% to 2.85%	6,759,021	6.45 to 11.01	62,774,776	0.01%	-44.76% to -45.90%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.75% to 2.55%	2,402,225	10.00 to 9.87	17,312,385	0.00%	-0.02% to -1.25%	****
2011	0.80% to 1.40%	378,492	4.92 to 4.59	1,750,288	0.00%	-9.39% to -9.93%
2010	0.80% to 1.40%	429,603	5.43 to 5.09	2,204,148	0.00%	23.40% to 22.66%
2009	0.80% to 1.40%	566,071	4.40 to 4.15	2,364,877	0.00%	55.64% to 54.70%
2008	0.80% to 1.40%	628,439	2.83 to 2.68	1,696,007	0.09%	-44.42% to -44.76%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.75% to 2.65%	4,239,187	9.96 to 26.94	80,356,795	0.91%	-0.39% to 10.17%	****
2011	0.80% to 2.15%	391,151	11.78 to 25.59	5,139,442	0.38%	-32.88% to -33.79%
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
2009	0.80% to 2.15%	602,788	14.15 to 31.60	9,534,039	0.41%	77.64% to 75.22%
2008	0.80% to 2.15%	711,183	7.97 to 18.03	6,402,172	2.65%	-52.61% to -53.26%
Investors Growth Stock Series - Service Class (MIGSC)
2012	0.95% to 2.80%	480,417	14.89 to 13.71	8,220,030	0.22%	15.57% to 13.41%
2011	0.95% to 2.80%	638,301	12.89 to 12.09	9,464,140	0.25%	-0.58% to -2.43%
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
2009	0.95% to 2.80%	996,255	11.67 to 11.37	13,426,951	0.45%	37.77% to 35.20%
2008	0.95% to 2.80%	1,184,843	8.47 to 8.41	11,622,597	0.30%	-37.58% to -38.75%
New Discovery Series - Service Class (MNDSC)
2012	0.40% to 2.55%	250,099	10.29 to 10.14	2,551,639	0.00%	2.90% to 1.41%	****
Value Series - Service Class (MVFSC)
2012	0.40% to 3.20%	16,598,824	10.71 to 15.10	308,624,081	1.41%	15.42% to 12.17%
2011	0.40% to 3.20%	19,464,081	9.28 to 13.46	317,118,489	1.23%	-0.86% to -3.65%
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
2009	0.65% to 3.25%	22,272,897	8.33 to 12.93	339,364,913	1.18%	21.66% to 18.47%
2008	0.80% to 3.05%	5,622,918	7.91 to 11.04	71,657,666	1.02%	-33.28% to -34.80%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2012	0.40% to 2.65%	6,568,051	12.22 to 11.50	77,870,623	1.47%	15.47% to 12.85%
2011	0.40% to 2.80%	4,818,705	10.58 to 10.16	50,011,075	1.17%	-2.17% to -4.52%
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.80% to 1.40%	114,987	12.80 to 12.29	1,420,643	4.60%	8.56% to 7.90%
2011	0.80% to 1.40%	139,216	11.79 to 11.39	1,592,352	3.55%	4.80% to 4.17%
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
2009	0.80% to 1.40%	199,374	10.59 to 10.35	2,069,531	9.61%	8.77% to 8.11%
2008	0.80% to 1.40%	312,617	9.73 to 9.58	2,999,638	4.42%	-10.92% to -11.46%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2012	0.95% to 2.70%	1,488,971	13.32 to 11.13	18,531,355	4.40%	8.15% to 6.24%
2011	0.95% to 3.05%	1,719,934	12.32 to 10.16	19,859,702	3.46%	4.40% to 2.20%
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
2009	0.95% to 3.05%	2,319,135	11.15 to 9.59	24,504,304	12.99%	8.34% to 6.05%
2008	0.65% to 3.25%	22,132,369	8.92 to 8.94	214,874,888	4.27%	-11.04% to -13.37%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	0.80% to 1.40%	119,137	30.95 to 28.18	3,393,878	2.84%	17.02% to 16.31%
2011	0.80% to 1.40%	146,190	26.45 to 24.23	3,579,650	3.51%	6.18% to 5.54%
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
2009	0.80% to 1.40%	206,910	22.88 to 21.22	4,430,726	8.01%	29.17% to 28.39%
2008	0.80% to 1.40%	256,891	17.71 to 16.52	4,280,827	7.11%	-15.66% to -16.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2012	1.10% to 2.05%	40,884	$25.46 to $ 23.12	$1,006,127	2.77%	16.58% to 15.45%
2011	1.10% to 2.05%	47,925	21.84 to 20.02	1,015,627	3.48%	5.71% to 4.70%
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
2009	1.10% to 2.15%	72,537	19.03 to 17.66	1,345,283	7.91%	28.68% to 27.32%
2008	1.10% to 2.15%	91,031	14.79 to 13.87	1,317,461	7.10%	-15.92% to -16.81%
Global Real Estate Portfolio - Class II (VKVGR2)
2012	1.75% to 2.55%	6,184	9.81 to 9.38	59,694	0.53%	27.67% to 26.62%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
2008	0.80% to 1.40%	2,056,027	30.32 to 28.44	59,067,311	3.36%	-38.39% to -38.77%
U.S. Real Estate Portfolio - Class II (MSVREB)
2012	1.35%	27	27.28	737	0.55%	14.06%
2011	1.35%	27	23.92	646	0.34%	4.24%
2010	1.35%	27	22.95	620	0.78%	27.78%
2009	1.35%	27	17.96	485	5.06%	26.76%
2008	0.95% to 2.80%	3,061,013	11.91 to 12.96	42,791,166	2.76%	-38.64% to -39.80%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.80% to 1.40%	3,121,609	15.97 to 15.62	48,909,691	0.95%	13.74% to 13.05%
2011	0.80% to 1.40%	3,763,621	14.04 to 13.82	52,118,578	1.57%	-0.16% to -0.76%
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
2009	0.80% to 1.40%	5,595	12.50 to 12.45	69,699	1.43%	24.97% to 24.47%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2012	0.40% to 3.30%	9,244,748	16.09 to 14.44	142,658,402	0.80%	13.99% to 10.66%
2011	0.40% to 3.30%	10,757,342	14.12 to 13.05	147,205,264	1.50%	0.09% to -2.82%
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
2009	1.10% to 2.75%	349,190	12.46 to 12.32	4,337,527	1.09%	24.59% to 23.20%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.40% to 3.25%	331,857,633	15.61 to 10.19	3,804,061,084	1.32%	15.25% to 11.95%
2011	0.65% to 3.25%	298,878,335	9.64 to 9.10	3,003,333,545	1.22%	0.27% to -2.34%
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
2009	0.65% to 3.35%	138,502,206	8.64 to 8.56	1,265,434,415	0.08%	22.61% to 19.18%
2008	0.80% to 3.10%	81,161,084	7.70 to 7.23	609,557,811	3.17%	-30.34% to -31.96%
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.40% to 3.30%	106,649,138	11.61 to 10.32	1,236,279,493	2.29%	4.55% to 1.49%
2011	0.65% to 3.30%	91,572,178	11.07 to 10.16	1,024,351,460	2.11%	5.04% to 2.24%
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
2009	0.75% to 3.35%	50,794,802	9.98 to 9.68	521,115,164	0.36%	11.31% to 8.39%
2008	0.80% to 3.10%	33,032,987	9.57 to 8.99	306,925,600	7.38%	-10.59% to -12.67%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.40% to 3.30%	11,903,007	10.73 to 10.61	142,527,413	0.88%	21.60% to 18.05%
2011	0.40% to 3.30%	11,697,772	8.82 to 8.99	116,477,223	0.91%	-9.67% to -12.30%
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
2009	0.75% to 3.30%	8,693,755	8.75 to 9.53	88,480,893	0.00%	40.54% to 36.93%
2008	0.75% to 3.05%	6,969,825	6.22 to 7.00	50,870,236	2.90%	-39.10% to -40.51%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.40% to 3.30%	21,178,621	10.35 to 9.49	226,732,776	0.22%	16.93% to 13.52%
2011	0.40% to 3.30%	21,925,386	8.85 to 8.36	203,005,498	0.26%	-5.07% to -7.83%
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
2009	0.75% to 3.30%	16,804,221	7.75 to 7.94	142,381,453	0.00%	37.74% to 34.20%
2008	0.65% to 3.25%	15,955,035	5.63 to 5.92	98,887,216	2.18%	-44.58% to -46.03%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.40% to 3.30%	135,436,985	10.45 to 8.41	1,257,381,268	1.07%	16.59% to 13.19%
2011	0.40% to 3.30%	125,082,554	8.97 to 7.43	1,005,278,616	0.90%	-2.63% to -5.46%
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
2009	0.75% to 3.35%	64,562,256	8.08 to 7.29	491,918,665	0.00%	29.71% to 26.15%
2008	0.80% to 3.10%	38,038,535	6.05 to 5.81	225,395,652	3.41%	-38.56% to -39.99%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	0.95% to 2.15%	317,408	17.88 to 17.75	6,043,995	7.51%	13.47% to 12.09%
2011	0.95% to 2.20%	405,899	15.76 to 16.00	6,836,295	8.15%	2.83% to 1.58%
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
2009	0.95% to 2.35%	689,492	13.67 to 13.88	10,134,551	9.64%	44.61% to 42.57%
2008	0.95% to 2.35%	833,712	9.45 to 9.73	8,523,732	8.79%	-28.67% to -29.68%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.75% to 2.80%	6,661,716	13.70 to 13.69	101,010,556	8.06%	13.85% to 11.49%
2011	0.75% to 2.80%	7,233,930	12.03 to 12.28	97,191,051	7.75%	3.03% to 0.91%
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
2009	0.75% to 2.80%	6,014,764	10.40 to 11.07	70,825,989	9.70%	44.98% to 41.99%
2008	0.80% to 2.75%	3,688,239	7.78 to 7.81	30,220,484	8.86%	-28.67% to -30.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2012	0.80% to 1.40%	8,617	$24.38 to $ 22.63	$196,533	0.46%	16.28% to 15.57%
2011	0.80% to 1.40%	14,503	20.97 to 19.58	285,375	0.64%	-22.99% to -23.46%
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
2009	0.80% to 1.40%	25,866	23.62 to 22.34	580,996	1.17%	62.01% to 61.03%
2008	0.80% to 1.40%	33,579	14.58 to 13.87	468,183	1.15%	-58.10% to -58.36%
NVIT Emerging Markets Fund - Class II (GEM2)
2012	1.15% to 2.25%	32,659	34.28 to 30.70	1,087,434	0.21%	15.64% to 14.35%
2011	1.10% to 2.25%	44,117	29.78 to 26.84	1,272,348	0.44%	-23.45% to -24.34%
2010	1.10% to 2.45%	52,785	38.90 to 34.91	1,988,828	0.00%	14.64% to 13.08%
2009	1.10% to 2.45%	66,147	33.93 to 30.87	2,165,809	1.16%	61.29% to 59.09%
2008	1.10% to 2.45%	88,202	21.04 to 19.41	1,800,059	0.82%	-58.39% to -58.96%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.80% to 1.40%	878,960	26.67 to 25.00	22,181,145	0.46%	16.30% to 15.59%
2011	0.80% to 1.40%	1,075,051	22.93 to 21.63	23,447,431	0.66%	-23.01% to -23.48%
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
2009	0.80% to 1.40%	1,637,414	25.84 to 24.66	40,653,617	1.30%	62.18% to 61.20%
2008	0.80% to 1.40%	1,827,343	15.93 to 15.30	28,122,168	1.09%	-58.17% to -58.42%
NVIT Emerging Markets Fund - Class VI (GEM6)
2012	0.75% to 2.80%	2,705,132	7.09 to 17.58	52,295,751	0.26%	16.04% to 13.64%
2011	0.75% to 2.80%	2,598,477	6.11 to 15.47	43,888,708	0.45%	-23.17% to -24.76%
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
2009	0.75% to 2.80%	2,858,691	6.91 to 18.26	54,764,422	1.12%	61.87% to 58.52%
2008	0.75% to 2.80%	2,681,445	4.27 to 11.52	32,388,303	0.99%	-58.18% to -59.05%
NVIT International Equity Fund - Class I (GIG)
2012	0.80% to 1.40%	3,168	12.80 to 11.88	38,015	0.84%	14.68% to 13.99%
2011	0.80% to 1.40%	3,386	11.16 to 10.42	35,746	1.25%	-10.49% to -11.03%
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%
2009	0.80% to 1.40%	6,007	11.09 to 10.49	63,507	1.18%	28.68% to 27.91%
2008	0.80% to 1.40%	7,437	8.62 to 8.20	61,400	1.38%	-46.49% to -46.81%
NVIT International Equity Fund - Class III (GIG3)
2012	0.80% to 1.40%	1,277,738	20.24 to 18.98	24,424,151	0.82%	14.65% to 13.96%
2011	0.80% to 1.40%	1,510,544	17.66 to 16.65	25,320,360	1.23%	-10.48% to -11.03%
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
2009	0.80% to 1.40%	2,072,015	17.56 to 16.76	34,894,818	0.69%	28.63% to 27.86%
2008	0.80% to 1.40%	1,123,906	13.65 to 13.11	14,805,125	1.25%	-46.47% to -46.80%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2012	0.40% to 2.75%	3,157,577	8.51 to 7.34	24,533,603	0.60%	14.76% to 12.05%
2011	0.40% to 2.75%	3,528,777	7.42 to 6.55	24,130,603	1.18%	-10.36% to -12.47%
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
2009	0.40% to 2.75%	2,369,404	7.35 to 6.81	16,443,478	0.61%	28.93% to 25.89%
2008	1.10% to 2.60%	510,631	5.47 to 5.41	2,781,264	1.52%	-45.33% to -45.88%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.80% to 1.40%	7,916,101	9.12 to 8.87	70,427,668	1.41%	16.00% to 15.30%
2011	0.80% to 1.40%	9,418,341	7.86 to 7.69	72,619,219	0.56%	-12.32% to -12.85%
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
2009	0.80% to 1.40%	13,158,118	7.82 to 7.74	101,993,343	0.18%	51.74% to 50.82%
2008	1.30% to 1.40%	12,714	5.14 to 5.13	65,309	0.00%	-48.63% to -48.66%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2012	0.40% to 2.75%	2,768,451	9.13 to 8.24	24,154,968	1.40%	16.37% to 13.62%
2011	0.40% to 2.80%	3,122,319	7.84 to 7.24	23,656,246	0.56%	-12.01% to -14.13%
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
2009	0.75% to 2.75%	1,491,186	7.79 to 7.53	11,436,241	0.00%	51.82% to 48.76%
2008	1.10% to 2.75%	165,613	5.12 to 5.06	843,322	0.00%	-48.84% to -49.41%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2012	0.80% to 1.40%	234,137	10.44 to 10.15	2,387,237	1.29%	10.60% to 9.93%
2011	0.80% to 1.40%	227,602	9.44 to 9.23	2,108,691	0.69%	-3.95% to -4.53%
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
2009	0.80% to 1.40%	202,450	8.02 to 7.94	1,609,379	0.49%	30.48% to 29.69%
2008	0.80% to 1.40%	255,949	6.15 to 6.12	1,567,453	0.43%	-38.55% to -38.80%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2012	0.40% to 3.20%	15,266,456	11.12 to 9.27	152,375,245	1.04%	10.94% to 7.81%
2011	0.40% to 3.20%	19,248,367	10.02 to 8.60	174,928,764	0.62%	-3.65% to -6.36%
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
2009	0.65% to 3.25%	35,752,844	8.02 to 7.67	281,271,459	0.41%	30.42% to 27.00%
2008	0.65% to 3.25%	41,560,970	6.15 to 6.04	253,618,648	0.39%	-38.50% to -39.59%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2012	0.75% to 2.60%	2,931,734	$15.73 to $ 9.16	$28,162,711	1.04%	15.28% to 13.13%
2011	0.75% to 2.65%	2,675,730	13.65 to 8.08	22,508,074	1.95%	-7.08% to -8.86%
2010	0.80% to 2.65%	2,416,119	9.32 to 8.87	22,008,706	0.35%	14.04% to 11.91%
2009	0.80% to 2.60%	1,320,362	8.18 to 7.93	10,654,779	0.99%	28.16% to 25.84%
2008	0.80% to 2.60%	688,094	6.38 to 6.30	4,366,517	1.64%	-36.21% to -36.99%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2012	0.40% to 3.10%	145,128,586	11.96 to 10.00	1,561,559,296	1.57%	10.62% to 7.61%
2011	0.40% to 3.25%	128,328,881	10.81 to 9.24	1,259,936,055	2.45%	-1.74% to -4.54%
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
2009	0.80% to 3.10%	45,054,749	9.45 to 9.08	418,125,250	2.30%	18.86% to 16.11%
2008	1.10% to 3.10%	17,964,614	7.93 to 7.82	141,470,743	1.93%	-20.70% to -21.77%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2012	0.40% to 3.00%	233,768,591	11.74 to 9.64	2,418,598,441	1.37%	13.19% to 10.23%
2011	0.40% to 3.00%	215,720,584	10.37 to 8.75	1,993,782,374	2.23%	-3.83% to -6.34%
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
2009	0.80% to 3.00%	61,562,208	8.89 to 8.57	540,299,784	1.96%	23.17% to 20.44%
2008	0.80% to 2.95%	15,353,953	7.22 to 7.12	110,154,375	1.75%	-27.78% to -28.83%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2012	0.65% to 3.05%	67,968,499	12.55 to 10.42	761,069,541	1.92%	6.80% to 4.21%
2011	0.65% to 3.05%	54,984,947	11.75 to 10.00	581,434,652	2.58%	0.75% to -1.67%
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
2009	1.10% to 3.05%	19,312,567	10.15 to 9.82	194,470,746	3.10%	11.78% to 9.57%
2008	1.10% to 2.95%	5,226,256	9.08 to 8.97	47,264,496	2.21%	-9.18% to -10.32%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2012	0.40% to 3.40%	212,166,284	11.85 to 9.67	2,246,273,889	1.45%	11.92% to 8.54%
2011	0.40% to 3.40%	194,824,445	10.59 to 8.91	1,863,452,955	2.32%	-2.72% to -5.65%
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
2009	0.80% to 2.95%	54,968,785	9.17 to 8.84	498,076,084	2.23%	20.97% to 18.35%
2008	0.80% to 2.95%	13,903,119	7.58 to 7.47	104,822,308	1.77%	-24.19% to -25.29%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2012	0.75% to 3.05%	36,890,388	11.37 to 9.35	369,237,595	1.20%	13.72% to 11.08%
2011	0.75% to 3.25%	38,634,829	9.99 to 8.35	343,084,881	2.36%	-5.38% to -7.76%
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%
2009	0.80% to 2.70%	21,578,200	8.61 to 8.34	183,374,699	1.47%	25.57% to 23.16%
2008	1.10% to 2.70%	14,026,096	6.84 to 6.77	95,660,793	1.72%	-31.56% to -32.31%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2012	0.40% to 2.95%	65,866,801	12.05 to 10.25	723,179,275	1.73%	9.60% to 6.79%
2011	0.40% to 2.95%	54,955,819	11.00 to 9.60	556,682,830	2.57%	-0.67% to -3.21%
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
2009	0.80% to 2.95%	18,399,363	9.72 to 9.37	176,473,619	2.81%	16.74% to 14.21%
2008	1.10% to 2.95%	4,777,489	8.31 to 8.21	39,524,433	1.94%	-16.89% to -17.93%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.80% to 1.40%	263,240	12.81 to 12.46	3,289,537	3.36%	6.89% to 6.24%
2011	0.80% to 1.40%	235,110	11.99 to 11.72	2,763,344	3.22%	5.74% to 5.11%
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
2009	0.80% to 1.40%	279,023	10.67 to 10.57	2,952,194	3.81%	7.91% to 7.26%
2008	1.30% to 1.40%	42,991	9.86 to 9.85	423,815	3.07%	-1.41% to -1.48%	****
NVIT Core Bond Fund - Class II (NVCBD2)
2012	0.40% to 3.05%	9,816,211	13.10 to 11.37	119,381,480	2.62%	7.05% to 4.20%
2011	0.40% to 3.05%	11,130,478	12.24 to 10.91	127,534,053	2.69%	5.81% to 3.01%
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
2009	0.40% to 3.25%	19,490,331	10.87 to 10.20	203,646,838	3.50%	8.16% to 5.06%
2008	1.05% to 2.70%	279,918	9.85 to 9.74	2,747,847	3.51%	-1.46% to -2.56%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2012	0.40% to 2.70%	3,683,753	14.23 to 12.50	48,657,773	2.17%	6.69% to 4.22%
2011	0.40% to 2.70%	3,256,827	13.33 to 11.99	40,774,802	2.51%	5.62% to 3.19%
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
2009	0.80% to 2.70%	1,213,629	11.41 to 11.05	13,649,167	5.17%	15.50% to 13.29%
2008	0.80% to 2.70%	224,113	9.88 to 9.75	2,199,217	2.74%	-1.24% to -2.50%	****
NVIT Nationwide Fund - Class I (TRF)
2012	0.80% to 1.40%	2,096,623	23.09 to 25.39	119,341,085	1.37%	13.30% to 12.61%
2011	0.80% to 1.40%	2,459,013	20.38 to 22.54	123,499,751	1.13%	-0.27% to -0.88%
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
2009	0.80% to 1.40%	3,250,148	18.16 to 20.33	147,253,756	1.33%	25.09% to 24.33%
2008	0.80% to 1.40%	3,836,090	14.51 to 16.35	139,622,623	1.38%	-42.02% to -42.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class II (TRF2)
2012	0.65% to 3.20%	9,811,244	$ 9.45 to $ 12.08	$148,902,932	1.11%	13.11% to 10.20%
2011	0.65% to 3.20%	12,416,055	8.35 to 10.96	167,499,307	0.88%	-0.27% to -2.83%
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
2009	0.65% to 3.25%	23,090,202	7.45 to 10.26	283,628,433	1.14%	24.74% to 21.48%
2008	0.65% to 3.25%	28,046,162	5.97 to 8.44	280,666,419	1.23%	-41.99% to -43.51%
NVIT Government Bond Fund - Class I (GBF)
2012	0.40% to 3.20%	22,621,715	12.47 to 11.11	368,323,060	2.12%	2.64% to -0.25%
2011	0.40% to 3.20%	25,298,375	12.15 to 11.14	406,977,698	2.92%	6.83% to 3.83%
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
2009	0.65% to 3.25%	43,318,770	11.00 to 10.54	603,120,896	3.35%	2.02% to -0.65%
2008	0.65% to 3.25%	51,150,296	10.78 to 10.61	710,154,637	4.30%	7.02% to 4.22%
American Century NVIT Growth Fund - Class I (CAF)
2012	0.80% to 1.40%	1,556,489	17.41 to 18.70	32,162,891	0.54%	13.11% to 12.42%
2011	0.80% to 1.40%	1,730,666	15.40 to 16.63	31,767,638	0.57%	-1.48% to -2.08%
2010	0.80% to 1.40%	1,929,649	15.63 to 16.98	36,136,993	0.62%	18.29% to 17.58%
2009	0.80% to 1.40%	2,234,563	13.21 to 14.44	35,566,596	0.55%	32.40% to 31.60%
2008	0.80% to 1.40%	2,568,010	9.98 to 10.98	31,041,966	0.27%	-39.20% to -39.57%
American Century NVIT Growth Fund - Class II (CAF2)
2012	0.40% to 2.80%	2,300,514	10.35 to 9.94	23,350,674	0.98%	13.32% to 10.59%
2011	0.40% to 2.55%	1,133,015	9.13 to 9.00	10,266,928	1.35%	-8.65% to -9.97%	****
NVIT International Index Fund - Class VIII (GVIX8)
2012	0.65% to 2.75%	2,316,939	7.96 to 8.06	20,283,307	2.53%	17.44% to 14.95%
2011	0.65% to 2.75%	2,533,356	6.78 to 7.01	19,050,533	2.62%	-13.41% to -15.24%
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
2009	0.80% to 2.75%	1,437,538	8.52 to 7.92	11,902,303	2.84%	27.58% to 25.07%
2008	0.80% to 2.75%	996,023	6.68 to 6.33	6,515,309	1.84%	-43.55% to -44.66%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.75% to 3.05%	12,793,695	10.08 to 14.84	229,284,249	1.39%	15.03% to 12.36%
2011	0.75% to 3.05%	16,836,607	8.76 to 13.21	264,183,026	1.79%	-4.65% to -6.86%
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%
2009	0.80% to 3.10%	25,390,427	12.62 to 12.71	372,961,401	1.08%	26.19% to 23.26%
2008	0.80% to 3.10%	28,976,150	10.00 to 10.31	340,600,981	2.05%	-37.35% to -38.81%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.40% to 3.05%	54,359,537	13.90 to 12.59	725,544,444	1.98%	8.95% to 6.04%
2011	0.40% to 3.20%	39,506,703	12.76 to 11.83	489,089,921	2.15%	0.48% to -2.34%
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
2009	0.75% to 3.05%	5,086,185	11.58 to 11.40	58,589,875	1.75%	15.82% to 14.02%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	0.40% to 3.00%	82,215,483	14.98 to 13.60	1,182,944,342	1.83%	11.80% to 8.88%
2011	0.40% to 3.00%	69,667,022	13.40 to 12.49	906,298,809	2.07%	-1.33% to -3.90%
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
2009	0.65% to 2.65%	9,516,319	12.15 to 11.99	114,993,475	1.84%	21.52% to 19.88%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.65% to 2.80%	50,903,848	11.48 to 11.46	672,166,296	1.95%	4.49% to 2.22%
2011	0.65% to 2.80%	40,657,415	10.99 to 11.21	518,552,257	2.41%	2.26% to 0.06%
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
2009	0.65% to 2.85%	23,544,842	10.22 to 10.85	283,709,134	1.88%	8.38% to 5.98%
2008	0.65% to 2.90%	17,322,335	9.43 to 10.21	194,173,796	3.48%	-6.63% to -8.75%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.40% to 3.05%	155,508,138	11.19 to 13.24	2,443,754,059	1.64%	10.37% to 7.42%
2011	0.40% to 3.15%	163,597,374	10.14 to 12.21	2,362,475,885	2.13%	-0.44% to -3.18%
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
2009	0.65% to 3.25%	159,101,261	9.17 to 11.66	2,150,669,858	1.54%	18.36% to 15.26%
2008	0.65% to 3.25%	149,844,350	7.75 to 10.12	1,725,868,410	2.83%	-23.70% to -25.69%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.65% to 3.00%	67,732,226	10.57 to 14.38	1,179,694,762	1.55%	13.02% to 10.34%
2011	0.65% to 3.30%	80,738,644	9.36 to 12.69	1,253,194,315	2.01%	-2.76% to -5.35%
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
2009	0.65% to 3.15%	99,614,695	8.58 to 12.41	1,442,819,680	1.32%	23.58% to 20.47%
2008	0.65% to 3.25%	102,697,193	6.95 to 10.24	1,214,743,220	2.48%	-31.84% to -33.62%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.40% to 3.05%	54,508,202	11.56 to 12.35	794,778,742	1.72%	7.61% to 4.74%
2011	0.40% to 3.05%	55,287,171	10.75 to 11.79	756,070,865	2.31%	1.65% to -1.04%
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
2009	0.65% to 3.20%	46,770,342	9.73 to 11.21	598,037,127	1.73%	13.82% to 10.90%
2008	0.65% to 3.20%	42,212,488	8.55 to 10.11	478,690,281	3.20%	-15.60% to -17.76%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.40% to 2.75%	4,886,268	$ 12.92 to $ 19.40	$105,624,395	1.09%	17.00% to 14.24%
2011	0.40% to 3.05%	5,247,331	11.04 to 16.54	98,339,715	0.78%	-2.93% to -5.51%
2010	0.40% to 3.05%	5,115,318	11.37 to 17.50	99,473,389	1.28%	25.70% to 22.36%
2009	0.80% to 3.05%	5,707,255	14.59 to 14.30	88,938,969	0.99%	35.66% to 32.58%
2008	0.80% to 3.05%	5,965,468	10.76 to 10.79	67,891,140	1.25%	-36.97% to -38.41%
NVIT Money Market Fund - Class I (SAM)
2012	0.40% to 3.30%	55,839,551	10.01 to 8.34	669,400,136	0.00%	-0.40% to -3.31%
2011	0.40% to 3.30%	52,755,926	10.05 to 8.63	654,112,501	0.00%	-0.40% to -3.29%
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
2009	0.40% to 3.30%	47,298,089	10.13 to 9.23	611,884,145	0.05%	-0.36% to -3.26%
2008	0.65% to 3.25%	58,886,454	10.20 to 9.57	801,127,428	1.98%	1.39% to -1.26%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.80% to 1.40%	3,566,046	9.66 to 9.39	33,593,312	0.58%	14.85% to 14.15%
2011	0.80% to 1.40%	4,100,818	8.41 to 8.22	33,815,868	1.26%	-10.09% to -10.63%
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
2009	0.80% to 1.40%	5,811,834	8.27 to 8.18	47,623,886	0.86%	35.37% to 34.55%
2008	0.80% to 1.40%	236,983	6.11 to 6.08	1,442,366	0.11%	-38.93% to -39.17%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2012	0.40% to 3.20%	17,611,397	10.34 to 8.51	161,275,138	0.33%	15.06% to 11.82%
2011	0.65% to 3.20%	20,747,296	8.37 to 7.61	166,929,621	1.07%	-10.21% to -12.51%
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
2009	0.65% to 3.25%	33,492,360	8.25 to 7.89	271,002,647	1.03%	35.22% to 31.68%
2008	0.65% to 3.25%	33,672,563	6.10 to 5.99	203,779,302	0.00%	-39.02% to -40.09%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2012	0.95% to 2.10%	35,976	13.03 to 13.71	517,528	0.12%	15.93% to 14.58%
2011	0.95% to 2.10%	44,925	11.24 to 11.97	559,837	1.41%	-17.21% to -18.17%
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
2009	0.95% to 2.15%	70,793	12.94 to 14.06	1,032,142	1.79%	28.28% to 26.72%
2008	0.95% to 2.20%	93,231	10.09 to 11.08	1,064,102	1.54%	-46.99% to -47.74%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.80% to 1.40%	334,802	15.94 to 15.03	5,067,035	0.37%	16.30% to 15.59%
2011	0.80% to 1.40%	415,870	13.70 to 13.00	5,441,335	1.76%	-16.78% to -17.29%
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
2009	0.80% to 1.40%	567,848	15.64 to 15.02	8,573,083	2.08%	28.80% to 28.02%
2008	0.80% to 1.40%	801,982	12.15 to 11.74	9,450,119	1.71%	-46.76% to -47.09%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2012	0.40% to 3.30%	5,926,599	7.29 to 8.74	60,197,485	0.16%	16.48% to 13.08%
2011	0.40% to 3.30%	5,935,093	6.25 to 7.73	52,384,680	1.81%	-16.73% to -19.16%
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
2009	0.40% to 3.30%	4,221,490	7.13 to 9.34	43,539,817	1.99%	28.97% to 25.22%
2008	0.65% to 3.25%	14,917,379	5.44 to 7.48	119,779,486	1.55%	-46.80% to -48.20%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.80% to 1.40%	904,873	10.38 to 10.09	9,170,528	0.45%	15.42% to 14.72%
2011	0.80% to 1.40%	1,104,279	8.99 to 8.80	9,746,079	0.01%	-3.68% to -4.26%
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%
2009	0.80% to 1.40%	435,720	8.15 to 8.07	3,519,745	0.80%	28.74% to 27.96%
2008	0.80% to 1.40%	4,988	6.33 to 6.30	31,488	0.49%	-36.70% to -36.95%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2012	0.40% to 3.20%	10,753,793	10.55 to 9.16	106,290,589	0.22%	15.67% to 12.42%
2011	0.40% to 3.20%	13,148,749	9.12 to 8.15	113,477,686	0.00%	-3.62% to -6.32%
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
2009	0.65% to 3.25%	20,688,233	8.14 to 7.79	165,234,419	0.48%	28.51% to 25.15%
2008	1.10% to 2.60%	100,379	6.31 to 6.25	631,180	0.35%	-36.86% to -37.51%	****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.80% to 1.40%	284,923	11.42 to 11.24	3,208,201	1.25%	16.87% to 16.16%
2011	0.80% to 1.40%	341,497	9.77 to 9.67	3,307,487	1.09%	-6.58% to -7.15%
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2012	0.40% to 2.80%	5,175,853	10.50 to 8.82	48,453,793	1.19%	17.12% to 14.29%
2011	0.40% to 2.95%	5,145,247	8.96 to 7.67	41,597,008	0.87%	-6.47% to -8.86%
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
2009	0.40% to 2.95%	4,932,338	8.54 to 7.69	38,825,340	1.10%	26.90% to 23.65%
2008	0.80% to 2.75%	538,618	6.31 to 6.23	3,379,434	0.97%	-36.85% to -37.69%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.80% to 1.40%	16,471,475	10.73 to 10.43	172,515,313	0.00%	13.98% to 13.29%
2011	0.80% to 1.40%	18,999,885	9.41 to 9.21	175,492,290	0.00%	-4.99% to -5.57%
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
2009	0.80% to 1.40%	25,406,505	7.88 to 7.80	198,383,368	0.00%	26.10% to 25.34%
2008	0.80% to 1.40%	82,831	6.25 to 6.22	515,576	0.00%	-37.54% to -37.79%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2012	0.40% to 3.20%	11,668,408	$ 10.59 to $ 9.46	$118,934,528	0.00%	14.18% to 10.97%
2011	0.40% to 3.20%	14,187,931	9.27 to 8.52	127,998,792	0.00%	-4.83% to -7.50%
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
2009	0.65% to 3.25%	21,823,573	7.86 to 7.52	168,407,542	0.00%	25.88% to 22.59%
2008	0.65% to 3.25%	13,384,980	6.24 to 6.13	82,917,533	0.00%	-37.57% to -38.67%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.40% to 3.20%	22,970,709	12.07 to 10.30	257,001,207	1.09%	15.88% to 12.61%
2011	0.40% to 3.20%	27,202,766	10.41 to 9.14	265,164,390	0.81%	-2.71% to -5.44%
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
2009	0.65% to 3.25%	38,969,703	8.72 to 8.34	334,877,361	1.06%	29.62% to 26.23%
2008	0.65% to 3.25%	25,339,928	6.73 to 6.61	169,207,097	1.07%	-32.72% to -33.90%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.80% to 1.40%	896,886	7.85 to 7.27	6,598,263	0.00%	12.53% to 11.85%
2011	0.80% to 1.40%	954,853	6.98 to 6.50	6,273,549	0.00%	-1.44% to -2.04%
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
2009	0.80% to 1.40%	1,069,631	5.69 to 5.37	5,784,908	0.00%	26.44% to 25.68%
2008	0.80% to 1.40%	1,159,659	4.50 to 4.27	4,987,989	0.00%	-46.85% to -47.17%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2012	0.40% to 2.80%	1,133,372	9.84 to 12.56	17,482,428	0.00%	12.64% to 9.92%
2011	0.65% to 2.80%	1,534,116	8.49 to 11.43	21,201,023	0.00%	-1.50% to -3.63%
2010	0.65% to 2.80%	1,120,559	8.62 to 11.86	16,035,870	0.00%	24.29% to 21.61%
2009	0.95% to 2.65%	983,361	7.04 to 10.84	11,455,239	0.00%	25.98% to 23.82%
2008	0.95% to 2.65%	968,639	5.59 to 8.75	9,006,487	0.00%	-47.04% to -47.96%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.80% to 1.40%	1,335,920	26.08 to 23.86	32,239,790	0.82%	19.48% to 18.76%
2011	0.80% to 1.40%	1,530,375	21.83 to 20.09	31,072,461	0.44%	-5.83% to -6.40%
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
2009	0.80% to 1.40%	2,126,736	18.45 to 17.19	36,900,577	0.58%	25.21% to 24.45%
2008	0.80% to 1.40%	2,629,323	14.74 to 13.81	36,629,666	1.08%	-32.70% to -33.10%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2012	0.40% to 2.90%	1,031,471	12.76 to 17.99	23,534,009	0.53%	19.82% to 16.81%
2011	0.40% to 2.90%	1,135,796	10.65 to 15.40	22,006,668	0.31%	-5.83% to -8.19%
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
2009	0.85% to 2.90%	1,573,837	8.43 to 13.66	26,272,189	0.48%	24.79% to 22.21%
2008	0.85% to 2.90%	1,254,598	6.75 to 11.18	17,069,075	0.90%	-32.88% to -34.27%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.80% to 1.40%	1,793,384	43.04 to 38.81	70,518,786	0.15%	14.58% to 13.88%
2011	0.80% to 1.40%	2,073,053	37.57 to 34.08	71,520,637	0.53%	-6.31% to -6.88%
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%
2009	0.80% to 1.40%	2,862,552	32.25 to 29.62	85,697,283	0.27%	33.62% to 32.82%
2008	0.80% to 1.40%	3,418,854	24.14 to 22.30	76,995,047	0.79%	-38.68% to -39.06%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2012	0.40% to 2.95%	2,003,112	11.58 to 17.25	43,191,550	0.00%	14.76% to 11.82%
2011	0.75% to 2.95%	2,180,295	9.60 to 15.43	41,474,802	0.47%	-6.51% to -8.58%
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
2009	0.85% to 2.95%	2,565,425	8.26 to 13.92	42,920,845	0.15%	33.29% to 30.46%
2008	0.65% to 3.25%	4,915,642	6.21 to 10.48	61,690,354	0.61%	-38.76% to -40.36%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.40% to 2.95%	10,834,509	13.11 to 12.81	169,630,801	2.63%	11.80% to 8.93%
2011	0.40% to 2.95%	9,793,974	11.72 to 11.76	138,341,481	4.40%	5.13% to 2.44%
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
2009	0.80% to 2.95%	5,998,819	14.93 to 10.70	75,080,727	10.13%	23.38% to 20.71%
2008	0.80% to 2.95%	4,888,835	12.10 to 8.86	50,278,472	7.18%	-17.95% to -19.73%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.40% to 3.30%	7,363,429	11.26 to 9.78	78,140,497	1.40%	3.11% to 0.10%
2011	0.40% to 3.30%	6,676,235	10.92 to 9.77	69,466,322	1.59%	0.89% to -2.04%
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
2009	0.80% to 3.30%	7,363,311	10.51 to 10.07	76,304,875	2.29%	6.25% to 3.58%
2008	0.80% to 2.90%	1,618,282	9.89 to 9.75	15,898,860	2.47%	-1.10% to -2.50%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.80% to 1.40%	20,923,729	16.01 to 15.66	328,501,051	0.69%	17.73% to 17.02%
2011	0.80% to 1.40%	24,571,339	13.60 to 13.38	329,412,509	0.66%	-3.01% to -3.60%
2010	0.80% to 1.40%	30,384,486	14.02 to 13.88	422,241,384	0.06%	7.93% to 7.28%
2009	0.80% to 1.40%	46,211	12.99 to 12.94	598,142	0.34%	29.90% to 29.38%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2012	0.40% to 2.95%	14,521,525	16.10 to 14.64	224,173,932	0.43%	17.95% to 14.92%
2011	0.65% to 2.95%	17,340,176	13.56 to 12.74	229,464,344	0.41%	-3.13% to -5.37%
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
2009	1.05% to 2.45%	126,715	12.95 to 12.82	1,636,114	0.01%	29.46% to 28.24%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.40% to 3.20%	17,866,204	$ 14.30 to $ 12.88	$244,192,723	2.44%	19.08% to 15.73%
2011	0.40% to 3.20%	19,166,748	12.01 to 11.13	222,434,162	2.83%	-12.78% to -15.23%
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
2009	0.65% to 3.25%	24,685,147	12.98 to 12.75	317,975,246	0.42%	29.78% to 27.50%	****
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
2012	0.65% to 3.20%	7,739,216	10.32 to 13.55	133,169,084	1.01%	17.40% to 14.38%
2011	0.65% to 3.20%	8,681,768	8.79 to 11.85	128,259,076	1.14%	-3.18% to -5.66%
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
2009	0.65% to 3.25%	6,274,173	7.92 to 11.20	85,166,606	1.05%	27.43% to 24.10%
2008	0.65% to 3.25%	8,010,536	6.21 to 9.03	85,951,615	1.57%	-37.63% to -39.26%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.80% to 1.40%	5,802,593	11.42 to 11.10	64,663,437	1.03%	14.86% to 14.16%
2011	0.80% to 1.40%	6,584,064	9.95 to 9.73	64,220,052	0.86%	5.65% to 5.01%
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
2009	0.80% to 1.40%	8,476,274	7.29 to 7.22	61,240,260	2.17%	29.79% to 29.00%
2008	0.80% to 1.40%	146,484	5.62 to 5.59	819,751	4.56%	-43.84% to -44.06%	****
NVIT Real Estate Fund - Class II (NVRE2)
2012	0.65% to 2.80%	6,374,471	11.36 to 10.25	69,601,956	0.81%	14.83% to 12.34%
2011	0.65% to 2.80%	6,645,388	9.89 to 9.13	63,716,493	0.61%	5.45% to 3.17%
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
2009	0.75% to 2.70%	7,149,290	7.26 to 7.02	51,256,307	1.92%	29.54% to 26.99%
2008	0.95% to 2.80%	319,169	5.60 to 5.53	1,779,763	3.53%	-44.02% to -44.73%	****
TOPS Protected Balanced ETF Portfolio - Class 4 (NOTB4)
2012	1.50% to 1.75%	28,003	10.15 to 10.14	284,049	0.00%	1.47% to 1.42%	****
TOPS Protected Growth ETF Portfolio - Class 4 (NOTG4)
2012	1.50% to 1.75%	14,748	10.27 to 10.26	151,391	0.00%	2.65% to 2.61%	****
TOPS Protected Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2012	1.50% to 1.75%	7,494	10.28	77,059	0.00%	2.83% to 2.79%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2012	0.40%	18,205	10.32	187,865	2.15%	12.92%
2011	0.40%	4,833	9.14	44,167	0.00%	-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2012	0.95% to 2.30%	367,311	14.49 to 15.73	6,194,505	1.34%	16.13% to 14.54%
2011	0.95% to 2.30%	449,878	12.48 to 13.74	6,554,605	1.09%	5.06% to 3.64%
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
2009	0.95% to 2.80%	733,419	10.63 to 10.47	9,115,377	3.52%	19.21% to 16.98%
2008	0.95% to 2.80%	891,778	8.92 to 8.95	9,367,499	1.77%	-41.26% to -42.36%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2012	0.40% to 2.80%	2,682,273	12.61 to 19.34	62,525,958	0.29%	17.99% to 15.14%
2011	0.40% to 2.80%	2,665,187	10.68 to 16.79	53,434,948	0.24%	-8.99% to -11.18%
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
2009	0.40% to 2.90%	1,172,611	9.31 to 15.26	21,042,602	0.78%	42.09% to 38.52%
2008	0.80% to 2.80%	934,857	6.22 to 11.08	11,843,636	0.28%	-37.79% to -37.55%	****
VP Balanced Fund - Class I (ACVB)
2012	0.80% to 1.40%	1,270,811	23.99 to 25.24	34,413,231	2.06%	10.90% to 10.23%
2011	0.80% to 1.40%	1,363,531	21.63 to 22.90	33,399,691	1.87%	4.49% to 3.86%
2010	0.80% to 1.40%	1,591,690	20.70 to 22.04	37,481,345	1.87%	10.74% to 10.07%
2009	0.80% to 1.40%	1,885,279	18.70 to 20.03	40,271,753	5.37%	14.56% to 13.87%
2008	0.80% to 1.40%	2,314,333	16.32 to 17.59	43,388,355	2.68%	-20.97% to -21.45%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
2008	0.80% to 1.40%	2,882,462	11.93 to 14.27	70,456,060	0.00%	-46.62% to -46.94%
VP Income & Growth Fund - Class I (ACVIG)
2012	0.80% to 1.40%	1,072,863	14.13 to 12.92	14,026,017	2.08%	13.82% to 13.13%
2011	0.80% to 1.40%	1,231,796	12.41 to 11.42	14,222,208	1.54%	2.29% to 1.67%
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
2009	0.80% to 1.40%	1,564,365	10.71 to 9.98	15,758,920	4.85%	17.15% to 16.44%
2008	0.80% to 1.40%	1,902,498	9.15 to 8.57	16,446,480	2.09%	-35.11% to -35.50%
VP Income & Growth Fund - Class II (ACVIG2)
2012	0.95% to 2.40%	266,974	14.54 to 15.12	4,322,744	1.82%	13.37% to 11.70%
2011	0.95% to 2.40%	311,018	12.82 to 13.54	4,486,341	1.27%	1.88% to 0.39%
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%
2009	0.95% to 2.85%	503,648	11.16 to 9.01	6,339,742	4.46%	16.66% to 14.25%
2008	0.95% to 2.85%	602,251	9.57 to 7.88	6,525,719	1.80%	-35.35% to -36.67%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.40% to 3.30%	18,958,776	$ 13.41 to $ 12.35	$ 280,132,988	2.45%	6.96% to 3.83%
2011	0.40% to 3.30%	17,822,531	12.54 to 11.89	248,904,528	4.07%	11.30% to 8.07%
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
2009	0.40% to 3.30%	12,382,367	10.76 to 10.83	151,758,191	1.80%	9.77% to 6.58%
2008	0.75% to 3.05%	10,709,237	10.07 to 10.32	120,944,215	4.72%	-2.33% to -4.59%
VP International Fund - Class I (ACVI)
2008	0.80% to 1.40%	1,852,745	15.27 to 14.16	26,470,256	0.84%	-45.27% to -45.60%
VP International Fund - Class II (ACVI2)
2008	0.95% to 2.15%	128,519	11.38 to 12.17	1,624,402	0.67%	-45.42% to -46.09%
VP International Fund - Class III (ACVI3)
2008	0.80% to 1.40%	1,568,771	10.15 to 9.75	15,380,530	0.83%	-45.27% to -45.60%
VP International Fund - Class IV (ACVI4)
2008	0.95% to 2.80%	943,918	9.95 to 9.11	9,133,453	0.68%	-45.47% to -46.50%
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.80% to 1.40%	537,946	13.99 to 13.43	7,269,434	2.03%	15.40% to 14.70%
2011	0.80% to 1.40%	580,082	12.12 to 11.71	6,829,047	1.33%	-1.49% to -2.08%
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
2009	0.80% to 1.40%	535,378	10.40 to 10.17	5,462,541	3.84%	28.91% to 28.13%
2008	0.80% to 1.40%	566,200	8.07 to 7.94	4,504,507	0.09%	-24.95% to -25.41%
VP Mid Cap Value Fund - Class II (ACVMV2)
2012	0.40% to 3.30%	5,121,977	13.74 to 13.78	80,532,667	1.88%	15.76% to 12.38%
2011	0.40% to 3.30%	4,998,981	11.87 to 12.26	68,625,791	1.21%	-1.24% to -4.11%
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
2009	0.75% to 3.30%	3,038,070	9.67 to 11.11	36,485,640	3.39%	28.83% to 25.52%
2008	0.75% to 2.90%	2,949,866	7.51 to 8.99	27,697,339	0.09%	-25.08% to -26.70%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.80% to 1.40%	259,464	7.37 to 7.08	1,847,004	0.00%	-41.95% to -42.30%
VP Ultra(R) Fund - Class II (ACVU2)
2008	0.95% to 2.90%	868,516	7.82 to 7.74	7,868,731	0.00%	-42.20% to -43.34%
VP Value Fund - Class I (ACVV)
2009	0.80% to 1.40%	3,000,711	21.33 to 19.71	59,752,569	5.88%	18.90% to 18.19%
2008	0.80% to 1.40%	3,763,741	17.94 to 16.68	63,351,622	2.53%	-27.36% to -27.80%
VP Value Fund - Class II (ACVV2)
2009	0.75% to 3.30%	5,307,560	8.68 to 11.81	76,316,151	5.43%	18.82% to 15.77%
2008	0.75% to 2.95%	5,916,904	7.31 to 10.41	72,299,440	2.22%	-27.35% to -28.97%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.80% to 1.40%	560,487	6.77 to 6.66	3,740,623	0.00%	-49.04% to -49.34%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	0.95% to 2.80%	1,499,857	6.31 to 8.04	12,523,097	0.00%	-49.20% to -50.15%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.40% to 3.20%	3,907,331	13.11 to 18.56	83,997,413	0.46%	15.28% to 12.03%
2011	0.40% to 3.20%	4,193,254	11.38 to 16.56	80,122,724	0.59%	0.16% to -2.65%
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
2009	0.40% to 2.90%	2,741,931	9.06 to 14.26	41,696,031	2.51%	24.53% to 21.40%
2008	0.80% to 2.80%	2,849,922	10.29 to 11.82	34,819,726	0.81%	-31.47% to -32.85%
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.80% to 1.40%	1,973,392	19.60 to 17.84	35,662,378	3.67%	9.54% to 8.88%
2011	0.80% to 1.40%	1,991,035	17.89 to 16.39	33,021,204	1.60%	8.14% to 7.49%
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
2009	0.80% to 1.40%	1,906,125	14.46 to 13.41	25,808,007	2.70%	21.58% to 20.84%
2008	0.80% to 1.40%	2,251,894	11.90 to 11.10	25,206,414	2.03%	-30.12% to -30.54%
Appreciation Portfolio - Service Shares (DCAPS)
2012	0.40% to 2.75%	6,144,933	11.97 to 14.45	105,436,097	3.22%	9.70% to 7.10%
2011	0.40% to 2.80%	5,240,577	10.92 to 13.43	83,122,167	1.22%	8.30% to 5.70%
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
2009	0.75% to 3.00%	1,768,979	8.63 to 11.21	23,417,821	2.14%	21.31% to 18.56%
2008	0.75% to 3.00%	1,678,407	7.12 to 9.45	18,482,018	1.65%	-30.25% to -31.83%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2012	0.95% to 2.25%	86,233	11.22 to 12.70	1,187,684	0.00%	19.09% to 17.53%
2011	0.95% to 2.25%	146,781	9.42 to 10.80	1,693,426	0.31%	-14.87% to -15.99%
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
2009	0.95% to 2.40%	130,684	8.54 to 9.95	1,382,149	1.28%	24.57% to 22.74%
2008	0.95% to 2.40%	145,489	6.85 to 8.11	1,231,064	0.56%	-38.36% to -39.27%
Growth and Income Portfolio - Initial Shares (DGI)
2012	0.80% to 1.40%	861,337	16.46 to 14.93	13,022,469	1.43%	17.13% to 16.42%
2011	0.80% to 1.40%	981,613	14.05 to 12.83	12,734,711	1.23%	-3.57% to -4.15%
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
2009	0.80% to 1.40%	1,288,723	12.39 to 11.44	14,891,654	1.32%	27.76% to 26.98%
2008	0.80% to 1.40%	1,549,201	9.69 to 9.01	14,086,099	0.63%	-40.89% to -41.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Managed Tail Risk Fund II: Service Shares (FCA2S)
2012	0.95% to 2.40%	90,443	$13.01 to $ 13.37	$1,322,091	0.27%	8.98% to 7.38%
2011	0.95% to 2.40%	119,610	11.93 to 12.45	1,615,658	0.50%	-6.40% to -7.77%
2010	0.95% to 2.40%	159,179	12.75 to 13.50	2,289,941	0.62%	11.93% to 10.30%
2009	0.95% to 2.25%	134,046	11.39 to 9.41	1,702,974	0.76%	12.19% to 10.58%
2008	0.95% to 2.55%	173,986	10.15 to 10.97	1,971,709	0.02%	-30.34% to -31.46%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.80% to 1.40%	741,288	16.22 to 15.21	11,356,698	4.05%	8.84% to 8.18%
2011	0.80% to 1.40%	780,758	14.90 to 14.06	11,050,770	5.28%	1.46% to 0.84%
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
2009	0.80% to 1.40%	988,389	13.65 to 13.03	12,949,621	6.58%	19.47% to 18.75%
2008	0.80% to 1.40%	1,061,286	11.42 to 10.97	11,701,500	5.61%	-8.03% to -8.59%
Quality Bond Fund II - Service Shares (FQBS)
2012	0.95% to 2.60%	2,755,559	14.42 to 12.25	37,620,602	3.95%	8.40% to 6.59%
2011	0.95% to 2.60%	3,296,763	13.30 to 11.49	41,686,179	5.15%	1.02% to -0.65%
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%
2009	0.95% to 2.95%	4,565,974	12.27 to 10.54	53,792,192	6.26%	19.01% to 16.61%
2008	0.95% to 2.95%	4,844,381	10.31 to 9.04	48,257,499	4.88%	-8.43% to -10.28%
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.95% to 3.10%	14,053,840	8.45 to 13.83	231,399,877	1.15%	34.18% to 31.27%
2008	0.95% to 3.10%	16,338,369	6.29 to 10.54	201,905,123	0.73%	-43.24% to -44.47%
Equity-Income Portfolio - Initial Class (FEIP)
2012	0.80% to 1.40%	7,055,782	26.62 to 32.08	329,203,117	3.02%	16.37% to 15.66%
2011	0.80% to 1.40%	8,145,845	22.88 to 27.73	327,038,946	2.36%	0.17% to -0.44%
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
2009	0.80% to 1.40%	11,095,521	19.99 to 24.53	392,467,682	2.23%	29.17% to 28.39%
2008	0.80% to 1.40%	13,248,157	15.48 to 19.11	363,508,408	2.28%	-43.11% to -43.46%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2012	1.10% to 2.65%	387,864	24.10 to 20.62	9,012,217	0.34%	25.66% to 23.69%
2011	1.10% to 2.65%	490,823	19.18 to 16.67	9,070,473	0.64%	-10.04% to -11.44%
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
2009	1.10% to 3.10%	778,358	17.06 to 13.21	12,618,401	0.37%	55.42% to 52.28%
2008	1.10% to 3.10%	844,676	10.98 to 8.68	8,862,131	0.49%	-51.82% to -52.80%
High Income Portfolio - Initial Class (FHIP)
2012	0.80% to 1.40%	1,611,234	20.83 to 21.66	50,388,870	5.46%	13.31% to 12.63%
2011	0.80% to 1.40%	1,920,320	18.38 to 19.23	53,138,689	6.45%	3.20% to 2.58%
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
2009	0.80% to 1.40%	2,706,774	15.77 to 16.70	64,906,933	7.64%	42.81% to 41.94%
2008	0.80% to 1.40%	3,333,874	11.05 to 11.77	56,114,072	7.80%	-25.59% to -26.04%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2012	0.80% to 1.40%	3,849,011	25.26 to 23.88	137,525,874	1.47%	11.58% to 10.90%
2011	0.80% to 1.40%	4,443,665	22.64 to 21.53	142,760,992	1.83%	-3.34% to -3.92%
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
2009	0.80% to 1.40%	5,946,996	20.66 to 19.89	175,392,894	2.33%	28.08% to 27.31%
2008	0.80% to 1.40%	6,966,315	16.13 to 15.62	160,712,631	2.43%	-29.29% to -29.72%
VIP Contrafund Portfolio - Initial Class (FCP)
2009	0.80% to 1.40%	12,707,542	29.30 to 29.18	374,619,416	1.36%	34.62% to 33.81%
2008	0.80% to 1.40%	15,111,468	21.76 to 21.80	332,663,039	0.91%	-42.97% to -43.32%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2012	0.65% to 2.80%	4,666,971	8.66 to 14.70	74,165,800	0.73%	4.05% to 1.79%
2011	0.75% to 2.80%	5,296,112	8.29 to 14.44	82,156,680	0.82%	-5.91% to -7.85%
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
2009	0.75% to 2.75%	5,512,532	7.45 to 13.56	78,214,047	0.23%	46.47% to 43.51%
2008	0.75% to 2.80%	5,594,487	5.08 to 9.43	54,788,140	0.00%	-54.75% to -55.69%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2012	0.40% to 3.30%	10,692,821	10.29 to 13.18	179,943,768	2.97%	16.59% to 13.18%
2011	0.40% to 3.30%	10,951,320	8.82 to 11.64	160,429,469	2.42%	0.25% to -2.66%
2010	0.75% to 3.30%	9,964,580	8.55 to 11.96	147,773,910	1.75%	14.06% to 11.13%
2009	0.95% to 3.30%	8,973,964	6.91 to 10.76	117,787,793	2.15%	28.65% to 25.60%
2008	0.95% to 2.95%	9,142,932	5.37 to 8.75	93,902,730	2.22%	-43.36% to -44.50%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.80% to 1.40%	468,537	12.75 to 12.25	5,769,429	1.84%	10.79% to 10.12%
2011	0.80% to 1.40%	470,396	11.51 to 11.12	5,255,064	1.94%	-1.08% to -1.68%
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
2009	0.80% to 1.40%	508,093	10.41 to 10.18	5,184,551	3.74%	23.16% to 22.41%
2008	0.80% to 1.40%	534,668	8.45 to 8.31	4,453,816	2.86%	-25.68% to -26.13%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2012	1.10% to 2.65%	10,721,864	$13.67 to $ 12.11	$141,890,971	1.85%	10.35% to 8.62%
2011	1.10% to 2.60%	9,073,579	12.39 to 11.19	109,039,045	2.09%	-1.52% to -3.01%
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
2009	1.10% to 2.70%	5,580,362	11.30 to 10.47	61,055,820	4.30%	22.59% to 20.61%
2008	1.10% to 2.70%	4,645,289	9.22 to 8.68	41,630,317	2.85%	-25.99% to -27.19%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2012	0.80% to 1.40%	847,317	12.32 to 11.83	10,089,918	1.93%	12.28% to 11.60%
2011	0.80% to 1.40%	901,996	10.97 to 10.60	9,615,738	2.06%	-1.91% to -2.51%
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
2009	0.80% to 1.40%	762,019	9.85 to 9.63	7,363,537	3.51%	27.75% to 26.97%
2008	0.80% to 1.40%	715,854	7.71 to 7.58	5,443,001	2.80%	-33.25% to -33.65%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2012	1.10% to 2.95%	31,873,679	13.82 to 11.96	427,562,784	1.90%	11.82% to 9.73%
2011	1.10% to 2.95%	28,669,879	12.36 to 10.90	344,893,609	2.37%	-2.33% to -4.15%
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
2009	1.10% to 2.85%	10,446,737	11.19 to 10.30	114,146,511	3.98%	27.13% to 24.88%
2008	1.10% to 2.90%	6,972,856	8.80 to 8.23	60,026,433	2.68%	-33.54% to -34.75%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.80% to 1.40%	716,045	11.90 to 11.43	8,239,150	2.06%	14.56% to 13.86%
2011	0.80% to 1.40%	688,670	10.39 to 10.04	6,953,362	2.03%	-3.47% to -4.06%
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%
2009	0.80% to 1.40%	589,970	9.35 to 9.15	5,416,444	2.40%	30.35% to 29.56%
2008	0.80% to 1.40%	481,061	7.17 to 7.06	3,404,900	2.59%	-38.57% to -38.94%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2012	1.10% to 2.60%	2,196,243	13.72 to 12.20	28,863,603	1.99%	13.91% to 12.18%
2011	1.10% to 2.55%	2,066,391	12.04 to 10.91	23,919,498	1.88%	-3.90% to -5.30%
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
2009	1.10% to 2.70%	1,783,182	10.93 to 10.13	18,869,954	2.17%	29.74% to 27.64%
2008	1.10% to 2.70%	1,631,753	8.43 to 7.94	13,382,199	2.19%	-38.85% to -39.84%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80% to 1.40%	1,657,626	9.27 to 8.59	14,371,980	0.47%	44.68% to 43.81%
2008	0.80% to 1.40%	1,893,306	6.40 to 5.97	11,404,425	0.37%	-55.38% to -55.65%
VIP Growth Portfolio - Initial Class (FGP)
2012	0.80% to 1.40%	5,741,037	22.31 to 28.09	320,126,389	0.57%	13.77% to 13.08%
2011	0.80% to 1.40%	6,680,291	19.61 to 24.84	327,905,995	0.35%	-0.60% to -1.20%
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
2009	0.80% to 1.40%	8,786,028	16.02 to 20.53	353,773,768	0.43%	27.26% to 26.49%
2008	0.80% to 1.40%	10,315,116	12.59 to 16.23	326,253,847	0.76%	-47.59% to -47.91%
VIP Growth Portfolio - Service Class 2 (FG2)
2012	0.40% to 2.95%	5,923,542	9.74 to 13.20	96,753,422	0.36%	13.94% to 11.02%
2011	0.40% to 2.95%	6,092,294	8.55 to 11.89	89,150,856	0.15%	-0.43% to -2.98%
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
2009	0.85% to 3.00%	3,652,787	6.85 to 10.16	44,823,650	0.21%	26.88% to 24.13%
2008	0.85% to 3.00%	3,750,535	5.40 to 8.19	36,441,386	0.53%	-47.76% to -48.89%
VIP High Income Portfolio - Initial Class R (FHIPR)
2012	0.80% to 1.40%	1,901,222	13.83 to 13.36	25,500,923	6.07%	13.38% to 12.70%
2011	0.80% to 1.40%	1,853,305	12.19 to 11.85	22,040,608	6.79%	3.22% to 2.59%
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
2009	0.80% to 1.40%	2,439,833	10.46 to 10.29	25,152,368	8.56%	42.67% to 41.80%
2008	0.80% to 1.40%	1,960,090	7.33 to 7.26	14,240,462	8.85%	-25.48% to -25.94%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.80% to 1.40%	1,867,877	14.94 to 14.09	26,515,130	2.20%	4.92% to 4.28%
2011	0.80% to 1.40%	2,042,324	14.24 to 13.51	27,775,950	3.19%	6.35% to 5.71%
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
2009	0.80% to 1.40%	2,383,390	12.53 to 12.04	28,829,928	8.21%	14.75% to 14.05%
2008	0.80% to 1.40%	1,760,865	10.92 to 10.55	18,661,455	4.21%	-4.12% to -4.70%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2012	0.40% to 3.20%	28,617,794	13.17 to 11.62	397,465,850	2.07%	5.18% to 2.22%
2011	0.40% to 3.20%	29,688,055	12.52 to 11.37	394,645,282	2.82%	6.61% to 3.62%
2010	0.65% to 3.20%	33,793,486	11.81 to 10.97	424,705,116	2.81%	6.85% to 4.11%
2009	0.65% to 3.25%	43,332,353	11.06 to 10.50	513,869,040	8.32%	14.72% to 11.72%
2008	0.65% to 3.25%	38,795,425	9.64 to 9.40	405,358,697	3.91%	-4.09% to -6.60%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.80% to 1.40%	1,935,622	12.15 to 11.67	22,729,870	0.49%	13.83% to 13.14%
2011	0.80% to 1.40%	2,401,588	10.68 to 10.32	24,904,322	0.13%	-11.43% to -11.96%
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
2009	0.80% to 1.40%	2,397,217	9.44 to 9.23	22,207,442	0.64%	38.89% to 38.06%
2008	0.80% to 1.40%	2,030,889	6.80 to 6.69	13,616,500	0.35%	-39.99% to -40.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2012	0.40% to 3.30%	9,324,722	$11.19 to $ 21.50	$241,187,085	0.38%	14.10% to 10.77%
2011	0.40% to 3.30%	10,141,828	9.81 to 19.41	233,130,775	0.02%	-11.21% to -13.79%
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
2009	0.75% to 3.30%	9,082,067	8.59 to 18.10	187,933,011	0.47%	38.70% to 35.14%
2008	0.75% to 3.10%	8,779,121	6.19 to 13.55	132,721,800	0.24%	-40.06% to -41.48%
VIP Overseas Portfolio - Initial Class (FOP)
2012	0.80% to 1.40%	2,036,328	20.41 to 20.01	50,881,408	1.89%	19.77% to 19.05%
2011	0.80% to 1.40%	2,365,334	17.04 to 16.80	49,616,178	1.31%	-17.83% to -18.32%
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
2009	0.80% to 1.40%	3,184,055	18.48 to 18.45	73,086,949	2.10%	25.52% to 24.76%
2008	0.80% to 1.40%	3,203,770	14.72 to 14.79	68,743,113	2.41%	-44.26% to -44.59%
VIP Overseas Portfolio - Initial Class R (FOPR)
2012	0.80% to 1.40%	1,648,948	15.48 to 14.51	24,145,786	1.92%	19.75% to 19.02%
2011	0.80% to 1.40%	1,866,140	12.92 to 12.19	22,938,366	1.29%	-17.81% to -18.30%
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
2009	0.80% to 1.40%	2,611,534	14.02 to 13.38	35,178,482	2.07%	25.59% to 24.83%
2008	0.80% to 1.40%	3,742,007	11.16 to 10.72	34,538,550	2.39%	-44.26% to -44.60%
VIP Overseas Portfolio - Service Class 2 (FO2)
2012	1.15% to 2.25%	124,307	19.70 to 17.64	2,396,554	1.64%	18.99% to 17.66%
2011	1.10% to 2.25%	149,602	16.63 to 14.99	2,423,876	1.01%	-18.25% to -19.20%
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%
2009	1.10% to 2.30%	224,881	18.23 to 16.77	3,903,354	1.77%	24.83% to 23.32%
2008	1.10% to 2.30%	286,835	14.61 to 13.60	4,029,619	2.20%	-44.58% to -45.25%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2012	0.40% to 2.95%	4,917,966	8.03 to 11.17	61,701,939	1.76%	19.97% to 16.89%
2011	0.40% to 2.95%	4,998,098	6.70 to 9.56	53,042,961	1.30%	-17.72% to -19.82%
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
2009	0.75% to 2.95%	4,511,884	7.19 to 10.88	53,010,704	2.15%	25.25% to 22.48%
2008	0.95% to 2.85%	3,739,265	5.90 to 8.93	35,540,446	2.29%	-44.48% to -45.55%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.80% to 1.40%	396,128	17.56 to 16.46	6,579,269	0.50%	26.08% to 25.32%
2011	0.80% to 1.40%	432,099	13.93 to 13.14	5,721,382	0.81%	-9.58% to -10.12%
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
2009	0.80% to 1.40%	592,992	12.28 to 11.72	6,997,937	0.52%	56.14% to 55.19%
2008	0.80% to 1.40%	634,932	7.87 to 7.55	4,824,772	0.60%	-51.57% to -51.86%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2012	0.65% to 2.80%	11,580,755	12.21 to 11.94	150,710,957	6.36%	11.92% to 9.49%
2011	0.75% to 2.95%	11,167,150	10.86 to 10.81	131,070,725	5.75%	1.62% to -0.63%
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
2009	0.80% to 2.95%	10,706,434	10.78 to 9.95	112,298,334	7.94%	34.51% to 31.60%
2008	0.80% to 2.95%	10,666,736	8.01 to 7.56	83,813,696	5.45%	-30.22% to -31.73%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2012	0.95% to 2.80%	2,898,040	16.13 to 14.96	53,163,767	1.62%	10.90% to 8.82%
2011	0.95% to 2.80%	3,637,623	14.55 to 13.75	60,305,085	1.53%	4.99% to 3.04%
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
2009	0.95% to 3.00%	5,182,224	11.60 to 11.22	68,954,337	1.46%	16.23% to 13.82%
2008	0.95% to 3.00%	6,005,955	9.98 to 9.86	69,210,732	1.80%	-27.79% to -29.29%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2012	0.40% to 3.20%	5,909,169	13.21 to 18.92	140,705,161	0.76%	17.91% to 14.59%
2011	0.40% to 3.20%	7,354,175	11.20 to 16.51	149,929,914	0.66%	-4.14% to -6.83%
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
2009	0.65% to 3.25%	10,676,595	8.85 to 14.23	182,350,127	0.77%	28.32% to 24.96%
2008	0.75% to 3.05%	3,847,456	6.89 to 11.52	51,984,101	1.08%	-33.52% to -35.06%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.80% to 2.65%	1,605,393	12.00 to 15.71	27,445,545	1.42%	12.25% to 10.15%
2011	0.80% to 2.65%	1,718,984	10.69 to 14.27	26,345,988	0.99%	-16.53% to -18.09%
2010	0.80% to 2.80%	1,928,435	12.81 to 17.26	35,662,153	1.60%	16.57% to 14.23%
2009	0.80% to 2.80%	2,307,480	10.99 to 15.11	36,881,360	4.14%	71.25% to 67.80%
2008	0.80% to 2.80%	2,181,313	6.42 to 9.01	20,523,237	2.72%	-53.05% to -54.00%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2012	0.95% to 2.25%	165,137	17.90 to 19.09	3,401,372	2.97%	17.11% to 15.57%
2011	0.95% to 2.25%	196,259	15.28 to 16.52	3,471,745	1.67%	-11.48% to -12.64%
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
2009	0.95% to 2.25%	300,587	16.08 to 17.84	5,623,798	3.46%	35.74% to 33.96%
2008	0.95% to 2.25%	358,613	11.85 to 13.32	4,967,042	2.39%	-40.95% to -41.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.80% to 3.30%	4,857,387	$ 11.23 to $ 12.58	$ 71,028,710	2.99%	17.35% to 14.39%
2011	0.80% to 3.30%	5,613,198	9.57 to 10.99	70,423,411	1.69%	-11.39% to -13.62%
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
2009	0.80% to 3.30%	6,859,765	10.04 to 12.14	91,812,073	5.47%	36.10% to 32.67%
2008	0.65% to 3.25%	25,106,259	6.17 to 9.17	247,362,383	2.54%	-40.78% to -42.33%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.65% to 2.65%	6,702,502	15.88 to 16.58	121,596,625	6.32%	14.31% to 12.01%
2011	0.65% to 2.65%	6,648,136	13.89 to 14.80	106,571,620	5.61%	-1.47% to -3.45%
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
2009	0.80% to 2.75%	5,360,877	14.32 to 13.70	77,988,157	14.04%	17.74% to 15.42%
2008	0.80% to 2.80%	5,797,396	12.17 to 11.85	72,143,518	3.87%	5.36% to 3.23%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.75% to 2.65%	2,790,624	10.48 to 9.58	28,120,573	2.64%	14.47% to 12.27%
2011	1.05% to 2.65%	2,438,014	9.05 to 8.53	21,662,279	0.02%	-2.57% to -4.15%
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
2009	0.80% to 2.65%	1,391,741	8.55 to 8.29	11,759,706	4.02%	29.21% to 26.80%
2008	0.80% to 2.65%	456,888	6.62 to 6.54	3,010,257	3.50%	-33.79% to -34.62%	****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.40% to 3.05%	13,542,864	10.59 to 9.05	157,169,937	2.89%	4.19% to 1.41%
2011	0.40% to 3.05%	15,352,684	10.16 to 8.93	171,320,708	3.62%	-0.11% to -2.76%
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
2009	0.40% to 3.25%	24,900,539	9.70 to 8.87	262,364,479	7.00%	12.87% to 9.64%
2008	0.65% to 3.25%	38,156,662	8.59 to 8.09	355,647,246	4.55%	-13.99% to -16.24%
Growth Portfolio - I Class Shares (AMTG)
2012	1.30%	5	60.41	302	0.00%	11.13%
2011	1.30%	5	54.36	272	0.00%	-1.51%
2010	1.30%	153	55.19	8,499	0.00%	29.63%
2009	1.30%	12	42.58	511	0.00%	28.66%
2008	0.80% to 1.40%	2,411,370	12.76 to 14.52	67,084,772	0.00%	-44.13% to -44.47%
Guardian Portfolio - I Class Shares (AMGP)
2008	0.80% to 1.40%	928,163	9.15 to 8.57	8,023,491	0.53%	-37.75% to -38.13%
International Portfolio - S Class Shares (AMINS)
2008	0.80% to 3.25%	1,025,292	5.65 to 7.10	7,732,508	0.00%	-46.87% to -48.18%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2008	0.95% to 2.45%	400,219	10.54 to 11.44	4,818,061	0.00%	-44.05% to -44.90%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
2008	0.80% to 1.40%	4,031,046	14.91 to 17.56	71,403,179	0.49%	-52.77% to -53.06%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2008	0.80% to 2.95%	1,216,019	5.60 to 6.46	8,275,433	0.93%	-46.38% to -47.55%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.80% to 2.80%	252,460	8.95 to 11.16	3,401,665	0.00%	7.95% to 5.77%
2011	0.80% to 2.80%	335,319	8.29 to 10.56	4,222,440	0.00%	-1.85% to -3.83%
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
2009	0.80% to 2.80%	371,443	7.12 to 9.44	4,086,114	0.00%	21.77% to 19.32%
2008	0.80% to 2.80%	406,370	5.85 to 7.91	3,706,928	0.00%	-39.96% to -41.17%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.80% to 2.65%	1,432,779	14.60 to 14.87	23,889,201	0.22%	10.09% to 8.03%
2011	0.80% to 2.65%	1,804,517	13.26 to 13.76	27,464,680	0.32%	-3.85% to -5.64%
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
2009	0.80% to 2.95%	2,058,008	11.32 to 11.95	27,018,092	2.16%	30.38% to 27.55%
2008	0.80% to 3.05%	2,392,040	8.68 to 9.31	24,246,445	0.27%	-39.93% to -41.29%
Balanced Fund/VA - Non-Service Shares (OVMS)
2012	0.80% to 1.40%	1,434,115	20.53 to 21.14	37,466,189	1.35%	11.44% to 10.76%
2011	0.80% to 1.40%	1,737,854	18.42 to 19.09	40,852,941	2.36%	-0.08% to -0.69%
2010	0.80% to 1.40%	2,027,729	18.44 to 19.22	48,012,221	1.44%	12.01% to 11.33%
2009	0.80% to 1.40%	2,404,729	16.46 to 17.26	50,938,065	0.00%	20.92% to 20.19%
2008	0.80% to 1.40%	2,972,160	13.61 to 14.36	52,339,138	2.98%	-43.92% to -44.26%
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.95%	3,035,663	11.08 to 10.93	40,147,457	0.01%	42.78% to 39.90%
2008	0.95% to 2.95%	3,576,621	7.76 to 7.81	33,310,024	0.00%	-46.18% to -47.27%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80% to 1.40%	3,323,768	15.19 to 14.08	47,274,803	0.33%	43.36% to 42.50%
2008	0.80% to 1.40%	3,977,449	10.59 to 9.88	39,665,920	0.15%	-45.95% to -46.28%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Bond Fund/VA - Non-Service Shares (OVB)
2012	0.80% to 1.40%	1,736,330	$15.22 to $ 14.98	$33,119,981	4.89%	9.41% to 8.74%
2011	0.80% to 1.40%	2,055,734	13.91 to 13.78	36,087,270	6.02%	7.40% to 6.76%
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
2009	0.80% to 1.40%	2,839,959	11.72 to 11.75	42,563,966	0.00%	8.74% to 8.08%
2008	0.80% to 1.40%	3,473,316	10.78 to 10.87	48,106,805	4.82%	-39.54% to -39.90%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.80% to 1.40%	2,245,911	24.41 to 23.02	52,131,298	2.12%	20.25% to 19.53%
2011	0.80% to 1.40%	2,572,768	20.30 to 19.26	49,919,305	1.30%	-9.00% to -9.55%
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
2009	0.80% to 1.40%	3,525,444	19.39 to 18.62	66,015,905	2.26%	38.58% to 37.74%
2008	0.80% to 1.40%	4,134,462	13.99 to 13.52	56,156,335	1.57%	-40.67% to -41.03%
Global Securities Fund/VA - Class 4 (OVGS4)
2012	0.75% to 2.80%	4,390,476	10.40 to 13.76	67,830,605	1.92%	20.05% to 17.56%
2011	0.75% to 2.55%	4,665,467	8.66 to 11.94	60,579,285	1.03%	-9.18% to -10.82%
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
2009	0.75% to 2.70%	5,304,073	8.31 to 11.77	67,081,618	1.89%	38.33% to 35.62%
2008	0.95% to 2.70%	5,863,169	9.43 to 8.68	53,981,607	1.24%	-40.91% to -41.96%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.80% to 1.40%	2,405,799	43.41 to 40.68	104,525,558	2.16%	20.29% to 19.56%
2011	0.80% to 1.40%	2,816,110	36.09 to 34.02	102,224,646	1.30%	-9.02% to -9.57%
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
2009	0.80% to 1.40%	3,835,051	34.48 to 32.90	134,559,408	2.32%	38.65% to 37.82%
2008	0.80% to 1.40%	4,605,983	24.87 to 23.88	117,211,377	1.61%	-40.67% to -41.03%
Global Securities Fund/VA - Service Class (OVGSS)
2012	0.95% to 2.25%	310,391	19.48 to 22.02	7,406,259	1.91%	19.80% to 18.22%
2011	0.95% to 2.25%	368,092	16.26 to 18.62	7,361,088	1.10%	-9.39% to -10.58%
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
2009	0.95% to 2.30%	584,534	15.66 to 18.35	11,225,732	2.01%	38.03% to 36.15%
2008	0.95% to 2.30%	675,950	11.35 to 13.48	9,467,392	1.32%	-40.90% to -41.71%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.80% to 1.40%	1,074,623	11.28 to 10.45	11,345,866	1.01%	15.93% to 15.23%
2011	0.80% to 1.40%	1,223,602	9.73 to 9.07	11,201,679	0.86%	-0.81% to -1.41%
2010	0.80% to 1.40%	1,392,924	9.81 to 9.20	12,926,440	1.15%	15.18% to 14.48%
2009	0.80% to 1.40%	1,710,096	8.52 to 8.03	13,848,126	1.95%	27.26% to 26.49%
2008	0.80% to 1.40%	2,022,607	6.69 to 6.35	12,938,096	1.56%	-38.96% to -39.33%
Main Street Fund(R)/VA - Service Class (OVGIS)
2012	0.40% to 3.20%	12,583,850	10.83 to 13.01	204,894,940	0.65%	16.14% to 12.87%
2011	0.40% to 3.20%	15,287,929	9.33 to 11.53	216,328,023	0.59%	-0.71% to -3.50%
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
2009	0.65% to 3.25%	24,250,057	7.96 to 10.62	307,298,432	1.47%	27.16% to 23.83%
2008	0.65% to 3.25%	27,005,578	6.26 to 8.57	272,771,613	1.22%	-39.02% to -40.62%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.80% to 1.40%	397,625	11.48 to 11.02	4,409,595	0.57%	17.04% to 16.33%
2011	0.80% to 1.40%	420,119	9.81 to 9.48	4,000,819	0.57%	-2.99% to -3.58%
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%
2009	0.80% to 1.40%	552,543	8.26 to 8.08	4,477,598	0.88%	36.10% to 35.27%
2008	0.80% to 1.40%	440,857	6.07 to 5.97	2,638,595	0.51%	-38.33% to -38.70%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2012	0.40% to 3.30%	2,334,765	12.52 to 17.75	53,269,053	0.33%	17.20% to 13.78%
2011	0.40% to 3.30%	2,533,954	10.68 to 15.60	49,994,641	0.37%	-2.77% to -5.60%
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
2009	0.95% to 3.30%	2,081,552	13.34 to 13.88	35,691,628	1.16%	35.58% to 32.36%
2008	0.65% to 3.25%	8,337,343	6.27 to 10.52	105,311,346	0.29%	-38.41% to -40.02%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2012	0.80% to 1.40%	1,559,411	6.58 to 6.09	9,602,969	0.00%	15.51% to 14.81%
2011	0.80% to 1.40%	1,900,617	5.69 to 5.30	10,183,980	0.00%	0.29% to -0.32%
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
2009	0.80% to 1.40%	1,983,089	4.49 to 4.23	8,468,612	0.00%	31.55% to 30.75%
2008	0.80% to 1.40%	2,176,324	3.41 to 3.24	7,101,334	0.00%	-49.48% to -49.78%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.80% to 1.40%	67,987	10.16 to 10.15	690,480	0.00%	1.65% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2012	0.95% to 2.75%	874,911	10.16 to 10.12	8,879,113	0.00%	1.58% to 1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2012	0.65% to 2.55%	1,874,670	10.67 to 10.53	19,881,541	6.23%	6.71% to 5.35%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2012	0.75% to 2.55%	1,763,524	$ 13.31 to $ 12.45	$ 22,842,574	5.09%	4.44% to 2.54%
2011	0.75% to 2.55%	1,837,753	12.75 to 12.14	22,970,486	1.91%	7.61% to 5.66%
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
2009	0.75% to 2.45%	649,344	10.91 to 10.79	7,051,409	0.97%	9.11% to 7.86%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2012	0.40% to 3.20%	28,772,761	12.23 to 11.02	337,025,026	1.81%	5.33% to 2.36%
2011	0.40% to 3.20%	23,171,669	11.61 to 10.76	260,577,575	1.57%	0.60% to -2.22%
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
2009	0.65% to 3.25%	14,013,653	11.00 to 10.81	153,020,206	1.62%	9.98% to 8.05%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2012	0.40% to 2.80%	17,987,204	10.98 to 10.54	193,716,161	2.44%	9.06% to 6.43%
2011	0.40% to 2.70%	6,540,321	10.06 to 9.91	65,327,248	1.60%	0.64% to -0.90%	****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2012	1.05% to 2.30%	187,620	13.43 to 13.06	2,644,472	1.81%	17.88% to 16.39%
2011	1.05% to 2.35%	212,998	11.40 to 11.18	2,559,811	1.31%	-5.64% to -6.88%
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
2009	1.05% to 2.60%	329,454	10.67 to 10.56	3,719,305	2.72%	28.45% to 26.44%
2008	1.05% to 2.80%	387,088	8.31 to 8.26	3,423,016	2.18%	-39.34% to -40.42%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2012	1.15% to 2.05%	21,475	16.07 to 14.71	332,677	2.25%	20.51% to 19.41%
2011	1.15% to 2.10%	28,337	13.34 to 12.27	366,694	3.58%	-17.89% to -18.68%
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
2009	1.15% to 2.40%	46,786	14.93 to 13.72	681,273	0.00%	23.20% to 21.64%
2008	1.15% to 2.40%	61,180	12.12 to 11.28	724,632	2.19%	-44.60% to -45.30%
Putnam VT Voyager Fund - Class IB (PVTVB)
2012	0.95% to 2.35%	127,985	14.24 to 13.61	1,899,798	0.38%	13.14% to 11.54%
2011	0.95% to 2.45%	221,728	12.58 to 12.09	2,914,393	0.00%	-18.63% to -19.86%
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%
2009	0.95% to 2.80%	213,154	12.92 to 12.50	2,875,568	0.65%	62.34% to 59.31%
2008	1.15% to 2.80%	142,184	8.63 to 7.85	1,187,340	0.00%	-37.76% to -38.80%
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
2012	0.80% to 2.55%	548,055	9.68 to 9.56	5,277,298	0.00%	-3.21% to -4.37%	****
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
2008	0.80% to 2.95%	2,569,381	5.12 to 7.08	21,201,989	0.47%	-52.29% to -53.33%
Diversified Stock Fund Class A Shares (VYDS)
2012	1.15% to 1.55%	26,781	14.73 to 14.18	390,226	0.99%	14.94% to 14.47%
2011	1.15% to 1.65%	27,442	12.82 to 12.29	348,002	0.64%	-7.90% to -8.36%
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
2009	1.15% to 2.10%	43,065	12.53 to 11.78	531,815	0.81%	25.60% to 24.39%
2008	1.15% to 2.10%	57,375	9.98 to 9.47	564,917	0.75%	-38.58% to -39.17%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80% to 2.95%	3,605,643	9.45 to 9.84	37,628,164	0.00%	40.66% to 37.61%
2008	0.65% to 3.25%	19,673,406	5.86 to 7.07	147,156,139	0.12%	-43.02% to -44.52%
Equity Income Portfolio - II (TREI2)
2009	0.80% to 3.30%	7,776,288	8.86 to 8.87	74,780,990	1.74%	24.25% to 21.12%
2008	0.80% to 2.95%	7,723,076	7.13 to 7.43	60,261,084	2.21%	-36.78% to -38.15%
Health Sciences Portfolio - II (TRHS2)
2012	0.65% to 2.80%	3,798,987	15.12 to 14.26	56,146,556	0.00%	30.15% to 27.32%
2011	0.75% to 2.80%	2,368,928	11.60 to 11.20	27,116,053	0.00%	9.56% to 7.30%
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%	1	11.34	11	3.05%	5.96%
2008	0.80% to 2.90%	4,360,949	10.79 to 10.08	46,053,950	3.75%	0.50% to -1.63%
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2012	0.75% to 2.55%	1,388,083	9.68 to 9.56	13,363,085	0.78%	-3.24% to -4.42%	****
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2012	0.80% to 1.40%	576,088	22.02 to 22.53	15,204,351	1.74%	4.70% to 4.07%
2011	0.80% to 1.40%	445,923	21.03 to 21.65	11,388,013	8.06%	7.28% to 6.63%
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
2009	0.80% to 1.40%	581,103	18.61 to 19.39	13,329,078	3.83%	5.13% to 4.50%
2008	0.80% to 1.40%	703,225	17.70 to 18.55	15,375,868	9.07%	2.78% to 2.16%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	0.80% to 1.40%	1,277,864	25.87 to 23.47	30,377,030	0.00%	28.77% to 27.99%
2011	0.80% to 1.40%	797,445	20.09 to 18.34	14,792,818	1.09%	-26.33% to -26.78%
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
2009	0.80% to 1.40%	1,081,816	21.67 to 20.02	21,882,865	0.17%	111.47% to 110.20%
2008	0.80% to 1.40%	1,264,058	10.25 to 9.53	12,153,665	0.00%	-65.06% to -65.27%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.75% to 2.80%	2,974,012	$ 9.77 to $ 9.64	$ 65,033,799	0.76%	-2.28% to -3.63%	****
2011	0.80% to 1.40%	552,304	41.36 to 38.86	25,073,059	1.21%	-17.12% to -17.62%
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
2009	0.80% to 1.40%	761,288	38.92 to 37.02	32,875,757	0.27%	56.27% to 55.33%
2008	0.80% to 1.40%	892,365	24.91 to 23.83	24,758,601	0.31%	-46.56% to -46.88%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.65% to 2.80%	9,003,602	14.04 to 12.96	122,124,768	1.13%	18.40% to 15.83%
2011	0.65% to 2.80%	8,101,468	11.86 to 11.19	93,728,667	1.01%	-7.81% to -9.80%
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
2009	0.75% to 2.80%	2,978,019	11.91 to 11.74	35,256,090	0.04%	19.06% to 17.41%	****
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.75% to 2.80%	2,344,079	10.86 to 10.71	25,294,682	0.05%	8.55% to 7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2012	0.40% to 2.80%	741,676	10.13 to 9.97	7,454,095	0.00%	1.29% to -0.34%	****
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2012	0.40%	199,019	11.61	2,311,373	0.81%	6.52%
2011	0.40%	92,333	10.90	1,006,692	0.10%	0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2012	0.40%	1,406,121	12.03	16,912,148	0.74%	9.09%
2011	0.40%	424,157	11.03	4,676,395	0.61%	-1.85%
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2012	0.40%	2,235,029	12.20	27,276,311	0.71%	10.37%
2011	0.40%	1,230,558	11.06	13,606,615	0.72%	-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2012	0.40%	449,607	11.87	5,337,953	0.69%	7.98%
2011	0.40%	148,360	11.00	1,631,286	0.33%	-0.40%
Advantage VT Discovery Fund (SVDF)
2012	1.30%	74	48.13	3,562	0.00%	16.20%
2011	1.30%	74	41.42	3,065	0.00%	-0.88%
2008	0.80% to 1.40%	1,508,012	15.55 to 18.44	32,197,505	0.00%	-44.80% to -45.14%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
2008	0.80% to 1.40%	4,815,928	20.38 to 23.63	144,228,895	1.88%	-40.58% to -40.94%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.40% to 2.70%	2,006,569	16.97 to 14.80	32,340,952	0.00%	7.44% to 4.95%
2011	0.40% to 2.70%	2,029,850	15.80 to 14.11	30,844,147	0.00%	-4.98% to -7.17%
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
2009	0.75% to 2.50%	775,011	13.14 to 12.45	10,059,269	0.00%	31.36% to 48.83%	****
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2012	1.10%	753	9.84	7,408	0.87%	12.74%
2011	1.10%	951	8.73	8,299	0.67%	-8.28%
2010	1.10%	1,026	9.51	9,762	1.49%	15.96%
2009	1.10%	1,175	8.20	9,641	1.27%	58.42%
2008	1.10% to 1.25%	1,260	5.18 to 5.17	6,526	0.00%	-45.16% to -45.24%
Advantage VT Core Bond Fund (WFVTRB)
2012	1.15% to 1.25%	21,348	14.52 to 14.40	307,599	1.44%	4.87% to 4.77%
2011	1.15% to 1.25%	21,348	13.84 to 13.74	293,570	2.67%	7.07% to 6.96%
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
2009	1.15% to 1.25%	21,348	12.22 to 12.15	259,604	3.69%	10.71% to 10.59%
2008	1.15%	2,116	11.04	23,352	4.80%	1.21%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2012	1.15% to 1.75%	3,493	14.03 to 13.82	48,543	0.00%	19.00% to 18.28%
2011	1.40% to 2.20%	4,361	11.74 to 11.60	51,038	0.00%	-6.86% to -7.62%
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75% to 2.55%	921,943	10.22 to 9.92	10,932,894	0.00%	-9.49% to -11.13%
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	****
2009	0.80% to 1.40%	417,666	12.87 to 12.29	5,164,464	0.00%	55.84% to 54.90%
2008	0.80% to 1.40%	342,194	8.26 to 7.93	2,732,234	0.09%	-44.35% to -44.68%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65% to 2.80%	4,453,401	7.21 to 16.61	83,075,727	0.37%	-32.77% to -34.23%
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%
2009	0.65% to 3.25%	8,647,430	8.63 to 20.24	194,404,524	0.41%	77.91% to 73.25%
2008	0.65% to 3.25%	8,802,005	4.85 to 11.68	113,283,262	2.77%	-52.52% to -53.77%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15% to 2.20%	293,739	$11.34 to $ 10.46	$3,311,354	1.57%	-6.59% to -7.58%
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
2009	1.15% to 2.35%	407,960	11.11 to 10.37	4,554,149	0.01%	24.18% to 22.67%
2008	1.15% to 2.60%	567,913	8.95 to 8.36	5,101,299	1.30%	-29.89% to -30.92%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80% to 2.95%	490,830	7.80 to 9.58	5,707,367	0.00%	-8.85% to -10.82%
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
2009	0.80% to 2.95%	687,506	7.49 to 9.60	7,749,730	0.27%	19.75% to 17.16%
2008	0.80% to 2.95%	804,764	6.25 to 8.20	7,651,910	0.00%	-43.09% to -44.32%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80% to 2.95%	1,414,528	8.85 to 13.36	22,791,109	0.00%	-8.11% to -10.10%
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
2009	0.80% to 3.00%	1,278,768	8.19 to 12.88	19,440,268	0.00%	40.85% to 37.73%
2008	0.80% to 3.00%	1,176,724	5.82 to 9.35	12,813,434	0.00%	-47.55% to -48.72%
VIP Trust - Global Bond Fund: Class R1 (obsolete) (VWBFR)
2011	0.80% to 1.40%	399,375	15.18 to 14.49	5,818,090	8.13%	7.28% to 6.63%
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
2009	0.80% to 1.40%	509,578	13.43 to 12.98	6,638,304	3.92%	5.13% to 4.50%
2008	0.80% to 1.40%	642,414	12.77 to 12.42	8,003,418	8.12%	2.87% to 2.25%
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)
2011	0.80% to 1.40%	551,256	21.46 to 20.49	11,367,873	1.24%	-26.35% to -26.79%
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
2009	0.80% to 1.40%	886,135	23.16 to 22.37	19,920,111	0.14%	111.69% to 110.41%
2008	0.80% to 1.40%	763,916	10.94 to 10.63	8,156,428	0.00%	-65.03% to -65.25%
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)
2011	0.75% to 2.80%	3,469,671	9.84 to 9.50	54,489,679	1.02%	-17.02% to -18.74%
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	****
2009	0.80% to 1.40%	1,143,054	28.03 to 27.09	31,107,182	0.26%	56.36% to 55.41%
2008	0.80% to 1.40%	1,219,284	17.93 to 17.43	21,333,920	0.35%	-46.53% to -46.85%
Advantage Funds Variable Trust - VT Large Company Growth Fund (obsolete) (WFVLCG)
2009	1.60% to 2.20%	11,201	9.46 to 9.17	103,735	0.38%	41.08% to 40.22%
2008	1.75% to 2.20%	11,776	6.66 to 6.54	77,336	0.27%	-40.06% to -40.34%
Advantage Funds Variable Trust - VT Money Market Fund (obsolete) (WFVMM)
2009	1.15% to 1.60%	14,747	10.83 to 10.58	156,783	0.24%	-1.04% to -1.49%
2008	1.15% to 1.40%	20,154	10.95 to 10.84	218,444	1.76%	1.10% to 0.84%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%
2009	0.80% to 2.40%	155,699	11.36 to 11.24	1,760,194	6.49%	13.58% to 12.35%	****
Balanced Portfolio - Class S Shares (obsolete) (ALBS)
2009	0.95% to 1.05%	18,711	11.82 to 11.74	220,306	2.91%	27.28% to 27.15%
2008	0.95% to 1.45%	18,716	9.29 to 9.04	173,104	0.00%	-32.55% to -32.89%
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	0.95% to 2.40%	86,156	9.69 to 10.39	924,331	2.19%	13.42% to 11.76%
2008	0.95% to 2.75%	95,239	8.54	900,294	1.53%	-34.59% to -35.78%
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.80% to 1.40%	196,205	11.25 to 11.18	2,195,392	0.10%	11.33% to 10.66%
2009	0.80% to 1.40%	161,230	10.10	1,628,659	0.00%	1.04% to 1.01%	****
Gartmore NVIT Global Utilities Fund - Class II (obsolete) (GVGU2)
2009	1.15% to 2.10%	18,909	19.01 to 17.79	350,603	3.61%	6.47% to 5.45%
2008	1.15% to 2.10%	23,118	17.85 to 16.87	404,326	2.63%	-33.94% to -34.57%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.80% to 1.40%	217,412	16.85 to 16.08	3,517,625	3.67%	7.11% to 6.47%
2008	0.80% to 1.40%	340,376	15.73 to 15.10	5,166,421	2.86%	-33.44% to -33.84%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
2009	0.80% to 1.40%	186,700	13.99 to 13.51	2,534,945	1.02%	24.00% to 23.25%
2008	0.80% to 1.40%	249,753	11.28 to 10.96	2,748,870	0.67%	-44.77% to -45.11%
NVIT Worldwide Leaders Fund - Class VI (obsolete) (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
2009	1.10% to 2.50%	41,212	13.32 to 13.19	546,984	0.90%	33.18% to 31.92%	****
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80% to 1.40%	175,763	2.80 to 2.72	482,217	9.26%	-2.66% to -3.25%
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
2009	0.80% to 1.40%	153,077	2.53 to 2.49	382,251	0.00%	25.74% to 24.98%
2008	0.80% to 1.40%	126,679	2.01 to 1.99	252,740	4.88%	-79.06% to -79.19%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95% to 2.75%	2,632,631	$2.79 to $ 2.56	$7,156,844	8.99%	-2.99% to -4.75%
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
2009	0.95% to 2.80%	2,841,679	2.54 to 2.42	7,101,139	0.00%	25.22% to 22.88%
2008	0.95% to 2.80%	2,070,239	2.03 to 1.97	4,158,939	5.83%	-78.83% to -79.23%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80% to 1.40%	7,881	3.03 to 2.93	23,296	12.77%	-3.12% to -3.70%
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
2009	0.80% to 1.40%	16,502	2.75 to 2.69	44,537	0.00%	24.31% to 23.56%
2008	0.80% to 1.40%	23,524	2.21 to 2.18	51,336	8.75%	-78.84% to -78.97%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95% to 2.35%	642,234	3.60	2,495,365	9.54%	-3.48% to -4.84%
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
2009	0.95% to 2.70%	1,019,129	3.29 to 3.31	3,646,990	0.00%	24.75% to 22.55%
2008	0.95% to 2.70%	1,274,342	2.64 to 2.70	3,677,309	7.68%	-78.78% to -79.15%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.80% to 1.40%	1,761,884	10.95 to 10.40	18,463,105	1.68%	-41.51% to -41.86%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.80% to 1.40%	184,626	8.13 to 7.56	1,407,276	1.73%	-47.18% to -47.50%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.80% to 1.40%	243,504	9.34 to 9.08	2,218,666	2.75%	-26.14% to -26.59%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2008	0.80% to 2.60%	333,684	6.32 to 10.35	3,604,801	0.69%	-36.75% to -37.90%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	1.15% to 2.35%	85,778	7.46 to 7.05	641,766	0.42%	-39.76% to -40.49%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	1.15% to 2.40%	105,574	8.62 to 8.13	912,662	1.27%	-40.10% to -40.86%
Managed Allocation Fund - Aggressive Growth II (obsolete) (MBVAG2)
2008	1.15% to 1.85%	22,130	7.61 to 7.42	166,461	0.45%	-41.31% to -41.73%
Managed Allocation Fund - Conservative Growth II (obsolete) (MBVCG2)
2008	1.15% to 1.75%	22,506	8.94 to 8.74	198,924	2.65%	-20.62% to -21.10%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.80% to 2.65%	746,449	9.98 to 9.32	7,250,437	1.52%	0.47% to -1.40%
2008	0.80% to 2.80%	918,459	9.94 to 9.41	8,951,034	1.07%	-1.66% to -3.64%
NVIT Global Financial Services Fund - Class II (obsolete) (GVGF2)
2009	0.95% to 2.15%	47,904	12.37 to 13.90	694,038	0.89%	30.29% to 28.71%
2008	0.95% to 2.15%	55,720	9.49 to 10.80	623,060	1.65%	-46.85% to -47.50%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.80% to 1.40%	176,927	13.10 to 12.50	2,227,534	1.11%	30.88% to 30.08%
2008	0.80% to 1.40%	212,769	10.01 to 9.61	2,057,788	2.14%	-46.64% to -46.97%
NVIT Health Sciences Fund - Class II (obsolete) (GVGH2)
2009	0.95% to 2.40%	84,308	12.16 to 14.17	1,265,201	0.14%	17.71% to 15.99%
2008	0.95% to 2.40%	104,433	10.33 to 12.22	1,341,247	0.10%	-26.11% to -27.19%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.80% to 1.40%	342,864	13.00 to 12.41	4,280,780	0.29%	18.16% to 17.45%
2008	0.80% to 1.40%	425,425	11.01 to 10.57	4,518,907	0.27%	-25.83% to -26.28%
NVIT Health Sciences Fund - Class VI (obsolete) (GVGH6)
2009	0.95% to 2.75%	1,400,047	10.46 to 9.43	14,121,966	0.15%	17.83% to 15.69%
2008	0.95% to 2.60%	1,764,395	8.88 to 8.21	15,216,848	0.03%	-26.15% to -27.38%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.80% to 1.40%	257,511	11.35 to 10.83	2,809,711	0.84%	32.82% to 32.02%
2008	0.80% to 1.40%	344,880	8.54 to 8.20	2,847,343	0.77%	-50.34% to -50.64%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.80% to 1.40%	1,380,783	3.82 to 3.63	5,042,610	0.00%	-46.54% to -46.87%
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)
2008	0.95% to 3.20%	2,006,297	8.26 to 8.54	18,751,282	0.00%	-46.79% to -48.01%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.80% to 1.40%	59,032	3.09 to 2.92	173,754	0.00%	51.25% to 50.33%
2008	0.80% to 1.40%	69,320	2.04 to 1.94	135,605	0.00%	-48.98% to -49.29%
NVIT Technology & Communications Fund - Class II (obsolete) (GGTC2)
2009	1.15% to 2.45%	49,650	15.30 to 13.97	742,990	0.00%	50.52% to 48.54%
2008	1.15% to 2.45%	59,489	10.17 to 9.41	593,313	0.00%	-49.38% to -50.05%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.80% to 1.40%	503,843	11.39 to 10.87	5,508,883	0.00%	51.23% to 50.31%
2008	0.80% to 1.40%	328,516	7.53 to 7.23	2,390,551	0.00%	-49.00% to -49.31%
NVIT Technology & Communications Fund - Class VI (obsolete) (GGTC6)
2009	0.95% to 2.80%	1,441,431	10.73 to 9.64	14,877,466	0.00%	51.04% to 48.22%
2008	0.95% to 2.80%	677,283	7.10 to 6.50	4,669,470	0.00%	-49.29% to -50.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT U.S. Growth Leaders Fund - Class II (obsolete) (GVUG2)
2009	0.95% to 2.95%	964,339	$8.10 to $ 12.26	$14,596,668	0.00%	24.49% to 21.97%
2008	0.95% to 2.95%	1,047,552	6.51 to 10.06	12,820,073	0.00%	-42.03% to -43.20%
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.80% to 1.40%	188,997	13.43 to 12.82	2,437,489	0.00%	24.78% to 24.03%
2008	0.80% to 1.40%	270,231	10.76 to 10.33	2,805,775	0.00%	-41.73% to -42.08%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.80% to 1.40%	654,300	9.66 to 9.39	6,164,916	1.13%	-33.74% to -34.14%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%
2009	0.80% to 1.40%	2,532,513	13.36 to 13.66	34,947,501	1.16%	23.67% to 22.92%
2008	0.80% to 1.40%	2,973,366	10.80 to 11.11	33,357,355	0.08%	-35.12% to -35.52%
Variable Contracts Trust - Small Cap Value VCT Portfolio - Class I Shares (obsolete) (PISVP1)
2008	0.95% to 1.05%	105,733	6.12 to 6.10	646,042	0.60%	-38.59% to -38.65%

2012	Reserves for annuity contracts in payout phase:			8,281,156
2012	Contract owners equity:			$33,972,994,748
2011	Reserves for annuity contracts in payout phase:			8,361,300
2011	Contract owners equity:			$29,793,903,432
2010	Reserves for annuity contracts in payout phase:			8,598,792
2010	Contract owners equity:			$26,665,526,554
2009	Reserves for annuity contracts in payout phase:			8,394,197
2009	Contract owners equity:			$21,471,280,300
2008	Reserves for annuity contracts in payout phase:			7,453,205
2008	Contract owners equity:			$16,006,481,073

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 2012 the Company changed its method of accounting for insurance contract acquisition costs and applied the new method retrospectively.

/s/ KPMG LLP

Columbus, Ohio

March 1, 2013

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Revenues
Policy charges	$1,670	$1,506	$1,399
Premiums	635	531	484
Net investment income	1,825	1,844	1,825
Net realized investment gains (losses)	350	(1,609)	(236)
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(67)	(162)	(394)
Non-credit portion of loss recognized in other comprehensive income	36	95	174
Net other-than-temporary impairment losses recognized in operations	(31)	(67)	(220)
Other revenues	7	3	2

Total revenues	$4,456	$2,208	$3,254

Benefits and expenses
Interest credited to policyholder account values	$1,038	$1,033	$1,056
Benefits and claims	1,227	1,062	873
Policyholder dividends	54	67	78
Amortization of deferred policy acquisition costs	575	65	299
Interest expense	68	70	55
Other expenses, net of deferrals	795	760	722

Total benefits and expenses	$3,757	$3,057	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$699	$(849)	$171
Federal income tax expense (benefit)	99	(427)	12

Net income (loss)	$600	$(422)	$159
Less: Loss attributable to noncontrolling interest, net of tax	(61)	(56)	(60)

Net income (loss) attributable to Nationwide Life Insurance Company	$661	$(366)	$219

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Net income (loss)	$600	$(422)	$159

Other comprehensive income, net of tax
Changes in:
Net unrealized gains on available-for-sale securities	571	317	600
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(5)	12	18

Total other comprehensive income, net of tax	$566	$329	$618

Total comprehensive income (loss)	$1,166	$(93)	$777

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(61)	(56)	(60)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$1,227	$(37)	$837

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2012	2011
		(As Adjusted)
Assets
Investments
Fixed maturity securities, available-for-sale	$31,811	$29,201
Mortgage loans, net of allowance	5,827	5,748
Policy loans	980	1,008
Short-term investments	1,034	1,125
Other investments	639	586

Total investments	$40,291	$37,668
Cash and cash equivalents	62	49
Accrued investment income	566	560
Deferred policy acquisition costs	3,249	3,487
Value of business acquired	224	238
Goodwill	200	200
Other assets	4,138	4,590
Separate account assets	71,440	65,194

Total assets	$120,170	$111,986

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,154	$35,252
Short-term debt	300	777
Long-term debt	1,038	991
Other liabilities	4,507	4,230
Separate account liabilities	71,440	65,194

Total liabilities	$113,439	$106,444

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	3,410	2,789
Accumulated other comprehensive income	1,252	686

Total shareholder’s equity	$6,384	$5,197
Noncontrolling interest	347	345

Total equity	$6,731	$5,542

Total liabilities and equity	$120,170	$111,986

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2009	$4	$1,718	$3,510	$(266)	$4,966	$351	$5,317
Cumulative effect of adoption of accounting principle	$—	$—	$(565)	$(4)	$(569)	$—	$(569)

Adjusted balance as of December 31, 2009	$4	$1,718	$2,945	$(270)	$4,397	$351	$4,748
Cumulative effect of adoption of accounting principle	—	—	(9)	9	—	46	46
Comprehensive income (loss):
Net income (loss)	—	—	219	—	219	(60)	159
Other comprehensive income	—	—	—	618	618	—	618

Total comprehensive income (loss)	—	—	219	618	837	(60)	777
Change in noncontrolling interest	—	—	—	—	—	18	18

Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$600	$(422)	$159
Adjustments to net income (loss):
Net realized investment (gains) losses	(350)	1,609	236
Net other-than-temporary impairment losses recognized in earnings	31	67	220
Interest credited to policyholder account values	1,038	1,033	1,056
Capitalization of deferred policy acquisition costs	(470)	(604)	(501)
Amortization of deferred policy acquisition costs	575	65	299
Amortization and depreciation	80	48	(2)
Deferred tax expense (benefit)	243	(482)	103
Changes in:
Policy liabilities	(548)	(608)	(579)
Derivatives, net	(490)	(364)	(254)
Other, net	(84)	(265)	(51)

Net cash provided by operating activities	$625	$77	$686

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$2,909	$2,705	$3,251
Proceeds from sales of available-for-sale securities	796	1,585	2,168
Purchases of available-for-sale securities	(5,167)	(6,176)	(5,910)
Proceeds from repayments of mortgage loans	1,048	1,124	996
Issuance and purchases of mortgage loans	(1,114)	(751)	(373)
Net decrease (increase) in short-term investments	98	(61)	(44)
Collateral (paid) received, net	(208)	359	(23)
Other, net	(12)	104	(29)

Net cash (used in) provided by investing activities	$(1,650)	$(1,111)	$36

Cash flows from financing activities:
Net change in short-term debt	$(477)	$477	$150
Proceeds from issuance of long-term debt	13	13	272
Cash dividend paid to Nationwide Financial Services, Inc.	(40)	—	—
Investment and universal life insurance product deposits	5,566	5,314	4,540
Investment and universal life insurance product withdrawals	(4,063)	(5,024)	(5,405)
Other, net	39	(34)	9

Net cash provided by (used in) financing activities	$1,038	$746	$(434)

Net increase (decrease) in cash and cash equivalents	$13	$(288)	$288
Cash and cash equivalents, beginning of period	49	337	49

Cash and cash equivalents, end of period	$62	$49	$337

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC”, or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2012 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and Nationwide Investment Services Corporation (“NISC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2012 and 2011, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts which are not subject to significant mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment) risk. These include individual and group variable and fixed deferred annuities in the accumulation phase and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits plus investment performance and interest credited less applicable contract charges.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC, value of business acquired (“VOBA”) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for a discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions during the second quarter. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.6% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2012 and 2011, 86% and 84%, respectively, of fixed maturity securities were priced using independent pricing services.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other. Mortgage loans are carried at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific impairment reserve charges are recorded in other-than-temporary impairment losses. In the event a loan-specific impairment reserve charge is reversed, the recovery is recorded in other-than-temporary impairment losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve charges are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, customer bank loans, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or short-term investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are related to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests are recorded in the accompanying consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Income (loss) attributable to noncontrolling interests is excluded from the net income (loss) attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s investments, indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value. These instruments are classified with the lowest priority in the fair value hierarchy. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives. These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years. The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company categorizes assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (“Provident”) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in AOCI. This adjustment to VOBA represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2012 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2012 (5% in 2011 and 2010), 40% of the number of life insurance policies in force in 2012 (42% in 2011 and 45% in 2010). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance. The Company adopted this guidance retrospectively, effective January 1, 2012, which resulted in a reduction to total equity of $569 million, net of taxes, as of December 31, 2009.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

	Year ended December 31, 2010
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$396	$299	$97
Other expenses, net of deferrals	$592	$722	$(130)
Federal income tax expense	$24	$12	$12
Net income attributable to Nationwide Life Insurance Company	$240	$219	$(21)

The following table summarizes the impact of the retrospective change in accounting principle on the consolidated balance sheet as of the date indicated:

	December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Deferred policy acquisition costs	$4,425	$3,487	$(938)
Other assets[1]	$4,348	$4,590	$242
Other liabilities[1]	$4,316	$4,230	$(86)
Retained earnings	$3,459	$2,789	$(670)
Accumulated other comprehensive income[2]	$626	$686	$60

[1]	Change relates to the Company’s net deferred tax liability position moving to a net deferred tax asset on the consolidated balance sheets.
[2]	Represents the adjustments to DAC related to unrealized gains and losses on securities available-for-sale.

Subsequent Events

The Company evaluated subsequent events through March 1, 2013, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting. The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets. The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity. This guidance changes the consolidation guidance applicable to a VIE. It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

Pending Accounting Standards

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. In January 2013, the FASB issued ASU 2013-01, which clarifies the scope of these disclosures. The Company will adopt both ASUs retrospectively for interim and annual periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosures only and will have no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The amendments are effective prospectively for the Company’s annual and interim periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosure and may impact the presentation of the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts. Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income product, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration. Lifetime Income is the only living benefit guarantee offered on new variable annuity contract sales.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2012				December 31, 2011
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
GMDB:
Return of net deposits	$836	$14,963	$24	64	$999	$11,749	$175	63
Minimum return or anniversary contract value	2,048	29,787	561	68	2,233	28,754	1,882	67

Total GMDB	$2,884	$44,750	$585	66	$3,232	$40,503	$2,057	66

GMAB Return of net deposits	$165	$3,230	$12	64	$342	$4,138	$149	65
GLWB Minimum return or anniversary contract value	$128	$22,031	$613	65	$380	$17,533	$573	65
GMIB Minimum return or anniversary contract value	$49	$514	$1	65	$50	$556	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the reserve balances for variable annuity contracts with guarantees, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
GLWB	$600	$1,624
GMAB	$57	$218
GMDB	$65	$80
GMIB	$2	$3

Paid claims for GMDBs were $30 million and $40 million for the years ended December 31, 2012 and 2011, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2012 and 2011.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Mutual funds:
Bond	$5,634	$5,117
Domestic equity	35,277	31,618
International equity	2,614	2,447

Total mutual funds	$43,525	$39,182
Money market funds	1,225	1,321

Total[1]	$44,750	$40,503

[1]

Excludes $26.7 billion and $24.7 billion as of December 31, 2012 and 2011, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2012 and 2011.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. This no -lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $216 million and $162 million as of December 31, 2012 and 2011, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2012 and 2011.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2012	$992	$328	$12,321	56
December 31, 2011	$843	$311	$9,777	58

[1]

The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Balance at beginning of year	$3,487	$3,125	$3,107
Capitalization of DAC	470	604	501
Amortization of DAC, excluding unlocks	(525)	(200)	(290)
Amortization of DAC related to unlocks	(50)	135	(9)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(133)	(177)	(184)

Balance at end of year	$3,249	$3,487	$3,125

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2012, the Company incurred additional DAC amortization of $50 million related to the financial services operations as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million related to the financial services operations as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

The following table summarizes changes in the VOBA balance for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of year	$238	$259	$277
Amortization of VOBA, excluding unlocks	(22)	(29)	(33)
Amortization of VOBA related to unlocks	8	16	13
Net realized gains on investments	2	2	1
Adjustments to VOBA related to unrealized gains and losses on securities available-for-sale	(2)	(10)	1

Balance at end of year	$224	$238	$259

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $16 million, $17 million and $18 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, the VOBA gross carrying amount was $583 million and $585 million and accumulated amortization was $359 million and $347 million as of December 31, 2012 and 2011, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA
2013	$20
2014	$16
2015	$15
2016	$14
2017	$13

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states and political subdivisions	1,722	281	1	2,002
Debt securities issued by foreign governments	98	20	—	118
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Collateralized debt obligations	393	28	86	335
Other asset-backed securities	140	17	1	156

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$506	$124	$—	$630
Obligations of states and political subdivisions	1,501	177	—	1,678
Debt securities issued by foreign governments	102	18	—	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213

Total fixed maturity securities	$27,477	$2,334	$610	$29,201
Equity securities	19	2	1	20

Total available-for-sale securities	$27,496	$2,336	$611	$29,221

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell debt securities in an unrealized loss position. Investment losses, however, may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2012. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,394	$1,433
Due after one year through five years	7,316	7,993
Due after five years through ten years	8,295	9,283
Due after ten years	5,659	6,607

Subtotal	$22,664	$25,316
Residential mortgage-backed securities	4,506	4,667
Commercial mortgage-backed securities	1,219	1,337
Collateralized debt obligations	393	335
Other asset-backed securities	140	156

Total fixed maturity securities	$28,922	$31,811

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,894	$1,725
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(4)	(8)

Net unrealized gains on available-for-sale securities, before adjustments and taxes	$2,890	$1,717
Adjustment to DAC and VOBA[1]	(482)	(347)
Adjustment to future policy benefits and claims	(295)	(183)
Adjustment to policyholder dividend obligation	(177)	(132)
Deferred federal income tax expense	(672)	(362)

Net unrealized gains on available-for-sale securities	$1,264	$693

[1]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$693	$376
Unrealized gains and losses arising during the period:
Net unrealized gains on available-for-sale securities before adjustments	990	896
Non-credit impairments and subsequent changes in fair value of those debt securities[1]	178	(11)
Net adjustments to DAC and VOBA[2]	(135)	(187)
Net adjustment to future policy benefits and claims	(112)	(210)
Net adjustment to policyholder dividend obligation	(45)	(42)
Related federal income tax expense	(308)	(147)

Change in unrealized gains on available-for-sale securities	$568	$299

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($2 and $10 as of December 31, 2012 and 2011, respectively)	(3)	(18)

Change in net unrealized gains on available-for-sale securities	$571	$317

Balance at end of year	$1,264	$693

[1]	The non-credit portion of other-than-temporary impairments was $(48) million and $(226) million as of December 31, 2012 and 2011, respectively.
[2]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Collateralized debt obligations	27	1	5	151	85	36	178	86	41
Other asset-backed securities	326	4	23	296	32	46	622	36	69

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

December 31, 2011
Fixed maturity securities:
Corporate public securities	$1,460	$62	150	$309	$49	54	$1,769	$111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	501	15	54	357	48	53	858	63	107

Total fixed maturity securities	$2,317	$88	266	$2,142	$522	386	$4,459	$610	652
Equity securities	7	1	10	—	—	31	7	1	41

Total	$2,324	$89	276	$2,142	$522	417	$4,466	$611	693

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2012			December 31, 2011
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$18	$85	$103	$83	$158	$241
Less than 80.0%
Residential mortgage-backed securities	—	50	50	—	191	191
Collateralized debt obligations	—	72	72	1	121	122
Other	—	36	36	5	52	57

Total	$18	$243	$261	$89	$522	$611

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows is equal to or greater than the amortized cost basis of the securities. These unrealized losses represent temporary fluctuations in non-credit factors that are not indicative of other-than-temporary impairment.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Amortized cost:
Loans with non-specific reserves	$5,820	$5,672
Loans with specific reserves	51	136

Total amortized cost	$5,871	$5,808
Valuation allowance:
Non-specific reserves	$33	$33
Specific reserves	11	27

Total valuation allowance	$44	$60

Mortgage loans, net of allowance	$5,827	$5,748

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$60	$96
Current period provision	1	25
Recoveries[1]	(15)	(7)
Charge offs and other	(2)	(54)

Balance at end of year	$44	$60

[1]	Includes recoveries on sales and increases in the valuations of loans with specific reserves.

The following table summarizes impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Amortized cost	$13	$26	$12	$—	$—	$51
Specific reserves	(2)	(7)	(2)	—	—	$(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$—	$40

December 31, 2011
Amortized cost	$8	$31	$20	$—	$77	$136
Specific reserves	(1)	(9)	(8)	—	(9)	(27)

Carrying value of impaired mortgage loans, net of allowance	$7	$22	$12	$—	$68	$109

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Average recorded investment	$9	$20	$11	$—	$34	$74
Interest income recognized	$1	$2	$1	$—	$6	$10
December 31, 2011
Average recorded investment	$7	$33	$23	$10	$91	$164
Interest income recognized	$1	$5	$3	$—	$8	$17

As of December 31, 2012 and 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Warehouse	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted-average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

December 31, 2011:
Apartment	$805	$245	$89	$1,139	$1,112	$23	$4	$1,139
Warehouse	1,015	123	149	1,287	1,153	53	81	1,287
Office	595	104	76	775	656	69	50	775
Retail	1,878	220	147	2,245	2,074	104	67	2,245
Other	172	63	127	362	284	11	67	362

Total	$4,465	$755	$588	$5,808	$5,279	$260	$269	$5,808

Weighted-average DSC ratio	1.77	1.29	1.15	1.64	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	68%	81%	89%	69%

While the loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Securities Lending

The fair value of loaned securities was $130 million and $103 million as of December 31, 2012 and 2011, respectively. The Company received $133 million and $105 million of cash collateral on securities lending as of December 31, 2012 and 2011, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit and Pledged as Collateral

Available-for-sale securities with a carrying value of $9 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2012 and 2011, respectively. Additionally, available-for-sale securities with a carrying value of $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other financing agreements as of December 31, 2012. The Company had no amount pledged as collateral as of December 31, 2011. These securities primarily are included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $859 million and $796 million in Tax Credit Funds to unrelated third parties as of December 31, 2012 and 2011, respectively. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027. The Company held immaterial reserves on these transactions as of December 31, 2012 and 2011. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $288 million. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. Net assets of all consolidated VIEs totaled $347 million and $345 million as of December 31, 2012 and 2011, respectively, which was composed primarily of other long-term investments of $348 million and $310 million as of December 31, 2012 and 2011, respectively. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two Tax Credit Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation. Previously, the Company was not deemed the primary beneficiary. As the managing member of the Tax Credit funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds. The impact of consolidation was an increase to noncontrolling interest of $46 million.

Unconsolidated VIEs

In addition to the consolidated VIEs described above, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $222 million and $220 million as of December 31, 2012 and 2011, respectively. In addition, the Company has made commitments for further investments in these VIEs of $66 million and $131 million as of December 31, 2012 and 2011, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Fixed maturity securities, available-for-sale	$1,506	$1,502	$1,474
Mortgage loans	366	370	396
Policy loans	53	56	55
Other	(45)	(34)	(41)

Gross investment income	$1,880	$1,894	$1,884

Investment expenses	55	50	59

Net investment income	$1,825	$1,844	$1,825

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Net derivative gains (losses)	$314	$(1,636)	$(385)
Realized gains on sales	48	64	176
Realized losses on sales	(23)	(45)	(43)
Other	11	8	16

Net realized investment gains (losses)	$350	$(1,609)	$(236)

Proceeds from the sale of available-for-sale securities were $796 million, $1.6 billion and $2.2 billion during the years ended December 31, 2012, 2011 and 2010, respectively. Gross gains of $47 million, $50 million and $172 million and gross losses of $20 million, $39 million and $17 million were realized on sales of available-for-sale securities during the years ended December 31, 2012, 2011 and 2010, respectively.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments, for the years ended:

(in millions)	Total	Included in other comprehensive income	Net
December 31, 2012
Fixed maturity securities	$68	$(36)	$32
Mortgage loans	(14)	—	(14)
Other	13	—	13

Other-than-temporary impairment losses	$67	$(36)	$31

December 31, 2011
Fixed maturity securities	$135	$(95)	$40
Mortgage loans	25	—	25
Other	2	—	2

Other-than-temporary impairment losses	$162	$(95)	$67

December 31, 2010
Fixed maturity securities	$330	$(174)	$156
Equity securities	5	—	5
Mortgage loans	59	—	59

Other-than-temporary impairment losses	$394	$(174)	$220

The following table summarizes cumulative credit losses, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative credit loss at beginning of year[1]	$328	$340	$417
New credit losses	18	8	31
Incremental credit losses	10	29	116
Losses related to securities included in the beginning balance sold or paid down during the period	(67)	(49)	(202)
Losses related to securities included in the beginning balance for which there was a change in intent	—	—	(22)

Cumulative credit loss at end of year[1]	$289	$328	$340

[1]

Cumulative credit losses are defined as the amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps and futures. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management. The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on specific corporate creditors. These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain liabilities and

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to economically hedge certain guaranteed benefit obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to economically hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps and futures are used to economically hedge foreign currency-denominated assets and liabilities and

•	credit default swaps are used to either buy or sell credit protection on a specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2012 and 2011, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total Return Swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$11	$145	$29	$310
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,182	$21,732	$2,142	$20,955
Equity contracts	1,004	7,162	—	—
Total Return Swaps	10	892	37	2,409
Other derivative contracts	1	13	7	17

Total derivative positions[1]	$3,208	$29,944	$2,215	$23,691

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s derivative positions, primarily offset by master netting agreements and collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company held cash collateral from derivative counterparties of $798 million and $1.0 billion, respectively. The Company did not hold securities as off-balance sheet collateral as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company had posted cash collateral of $228 million and $223 million, respectively, and pledged securities with a fair value of $148 million and $152 million, respectively, with derivative counterparties.

The fair value of embedded derivatives on life and annuity programs was $748 million and $1.9 billion as of December 31, 2012 and 2011, respectively, which is included in future policy benefits and claims in the consolidated balance sheets.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Derivatives designated and qualifying as hedging instruments	$(1)	$(4)	$(9)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(125)	$(44)	$(39)
Equity contracts	(665)	(45)	(389)
Total return swaps	(343)	(17)	(136)
Other derivative contracts	(1)	(6)	(20)
Net interest settlements	53	34	16

Total derivative losses[1]	$(1,082)	$(82)	$(577)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,185	(1,674)	98
Other revenue on guaranteed benefit annuity programs	211	120	94

Change in embedded derivative liabilities and related fees	$1,396	$(1,554)	$192

Net realized derivative gains (losses)	$314	$(1,636)	$(385)

[1]

Included in total derivative losses are economic hedging losses of $827 million, gains of $1.0 billion, and losses of $347 million related to the guaranteed benefit annuity programs for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]

As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on guaranteed benefit annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 includes updated assumptions in lapse, mortality, withdrawal behavior and benefit utilization. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2011 includes updated assumptions in lapse, mortality and withdrawal behavior. Refer to Note 2 for further discussion of the annual review of DAC model assumptions.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(8)	Fair Value Measurements

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states and political subdivisions	—	2,002	—	2,002
Debt securities issued by foreign governments	73	45	—	118
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Collateralized debt obligations	—	53	282	335
Other asset-backed securities	—	147	9	156

Total fixed maturity securities at fair value	$1,150	$29,464	$1,197	$31,811
Equity securities	—	12	8	20
Short-term investments	45	989	—	1,034
Trading securities	—	—	54	54

Total other investments at fair value	$45	$1,001	$62	$1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(657)	$(657)
Indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,209	$2	$13	$69	$(187)	$40	$(374)	$772
Collateralized debt obligations	247	2	53	36	(56)	—	—	282
Other fixed maturity securities	135	—	11	2	(13)	11	(3)	143

Total fixed maturity securities at fair value[2]	$1,591	$4	$77	$107	$(256)	$51	$(377)	$1,197
Other investments at fair value	43	16	3	—	—	—	—	62
Derivative assets[3]	1,004	(353)	—	350	(179)	—	—	822
Separate account assets	1,952	73	—	—	—	—	—	2,025

Assets at fair value	$4,590	$(260)	$80	$457	$(435)	$51	$(377)	$4,106

Liabilities
Future policy benefits and claims:
Living benefits	$(1,842)	$1,185	$—	$—	$—	$—	$—	$(657)
Indexed products	(63)	(28)	—	—	—	—	—	(91)

Total future policy benefits and claims	$(1,905)	$1,157	$—	$—	$—	$—	$—	$(748)
Derivative liabilities[3]	(6)	1	—	—	—	—	—	(5)

Liabilities at fair value	$(1,911)	$1,158	$—	$—	$—	$—	$—	$(753)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.

[2]	Non-binding broker quotes were utilized to determine fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represent changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees incorporates many inputs, including significant unobservable inputs for mortality, lapse rates, wait period and benefit utilization. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated as the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a standard deterministic approach.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2012:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	70%-100%
Non-performance risk	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]

To reflect non-performance risk, benefits paid to policyholders are assumed to be reduced by 10% within the discounted cash flows projection whenever the S&P index is simulated to go below a certain threshold designed to represent non-performance.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

Higher non-performance risk tends to decrease the value of the liability and lower non-performance risk tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.6 billion and $1.3 billion as of December 31, 2012 and 2011, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$620	$6	$4	$630
Obligations of states and political subdivisions	—	1,678	—	1,678
Debt securities issued by foreign governments	120	—	—	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	—	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	—	1,377	2	1,379
Collateralized debt obligations	—	55	247	302
Other asset-backed securities	—	209	4	213

Total fixed maturity securities at fair value	$1,304	$26,306	$1,591	$29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	—	1,125
Trading securities	—	—	38	38

Total other investments at fair value	$24	$1,116	$43	$1,183

Investments at fair value	$1,328	$27,422	$1,634	$30,384

Derivative assets	—	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194

Assets at fair value	$63,570	$30,626	$4,590	$98,786

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(1,842)	$(1,842)
Indexed products	—	—	(63)	(63)

Total future policy benefits and claims	$—	$—	$(1,905)	$(1,905)
Derivative liabilities	—	(2,209)	(6)	(2,215)

Liabilities at fair value	$—	$(2,209)	$(1,911)	$(4,120)

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

	Balance as of December 31, 2010	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,161	$(10)	$26	$161	$(242)	$163	$(50)	$1,209
Collateralized debt obligations	191	(2)	5	87	(34)	—	—	247
Other fixed maturity securities	143	5	4	57	(63)	4	(15)	135

Total fixed maturity securities at fair value	$1,495	$(7)	$35	$305	$(339)	$167	$(65)	$1,591
Other investments at fair value	45	(4)	—	5	(3)	—	—	43
Derivative assets	211	131	—	719	(57)	—	—	1,004
Separate account assets	1,805	147	—	—	—	—	—	1,952

Assets at fair value	$3,556	$267	$35	$1,029	$(399)	$167	$(65)	$4,590

Liabilities
Future policy benefits and claims:
Living benefits	$(168)	$(1,674)	$—	$—	$—	$—	$—	$(1,842)
Indexed products	(58)	(5)	—	—	—	—	—	(63)

Total future policy benefits and claims	$(226)	$(1,679)	$—	$—	$—	$—	$—	$(1,905)
Derivative liabilities	(4)	(2)	—	—	—	—	—	(6)

Liabilities at fair value	$(230)	$(1,681)	$—	$—	$—	$—	$—	$(1,911)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder account values. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $154 million for derivative assets and $(1.7) million for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value on a Nonrecurring Basis

The Company measures certain mortgage loans at fair value, or fair value of the collateral, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2012				December 31, 2011
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value
Assets
Investments:
Mortgage loans, net of allowance	$5,827	$5,988	$—	$5,988	$5,748	$5,861
Policy loans	$980	$980	$—	$980	$1,008	$1,008

Liabilities
Investment contracts	$20,123	$19,561	$—	$19,561	$18,318	$17,992
Short-term debt	$300	$300	$—	$300	$777	$777
Long-term debt	$1,038	$1,323	$1,282	$41	$991	$1,081

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2010	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2011	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012	$25	$175	$200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2012, 2011 and 2010. As of the 2012, 2011 and 2010 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of December 31, 2012 and 2011 have not been previously impaired.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Liabilities:
Future policyholder benefits	$1,732	$1,761
Policyholder funds and accumulated dividends	142	143
Policyholder dividends payable	24	27
Policyholder dividend obligation	198	156
Other policy obligations and liabilities	32	26

Total liabilities	$2,128	$2,113

Assets:
Fixed maturity securities, available-for-sale	$1,511	$1,424
Mortgage loans, net of allowance	183	210
Policy loans	164	170
Other assets	77	105

Total assets	$1,935	$1,909

Excess of reported liabilities over assets	193	204

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$45	$42
Adjustment to policyholder dividend obligation	(45)	(42)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$193	$204

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,511	$1,424
Amortized cost	1,334	1,292
Shadow policyholder dividend obligation	(177)	(132)

Net unrealized appreciation	$—	$—

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Revenues:
Premiums	$73	$77	$83
Net investment income	98	102	101
Realized investment gains (losses)	1	(3)	(3)
Realized losses credited to policyholder benefit obligation	(5)	(1)	(1)

Total revenues	$167	$175	$180

Benefits and expenses:
Policy and contract benefits	$134	$145	$131
Change in future policyholder benefits and interest credited to policyholder accounts	(27)	(35)	(23)
Policyholder dividends	50	55	56
Change in policyholder dividend obligation	(8)	(8)	(3)
Other expenses	1	1	1

Total benefits and expenses	$150	$158	$162

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$18
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$12

Maximum future earnings from assets and liabilities:
Beginning of period	$204	$215	$227
Change during period	(11)	(11)	(12)

End of period	$193	$204	$215

Cumulative closed block earnings from inception through December 31, 2012, 2011 and 2010 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $21 million, $23 million and $31 million as of December 31, 2012, 2011 and 2010, respectively.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
$600 million commercial paper program (0.29% and 0.30%, respectively)	$300	$300
$600 million promissory note and line of credit (1.90% and 1.73%, respectively)	$—	$477

Total short-term debt	$300	$777

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 21, 2013. The Company had $10.2 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2012. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2012 and 2011.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. LIBOR plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. As of December 31, 2012, the agreement was cancelled with no outstanding balance.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2012 and 2011.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2012 and 2011.

The amount of interest paid on short-term debt was $6 million in 2012, $5 million in 2011 and immaterial in 2010.

(12)	Long-Term Debt

The following table summarizes long-term debt, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	297	285
Other	41	6

Total long-term debt	$1,038	$991

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. The note is redeemable in full or partial amount at any time subject to proper notice and approval. A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly. Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement. The maximum amount outstanding under the agreement is $313 million in 2016. The Company made interest payments on this surplus note totaling $10 million and $9 million for the years ending December 31, 2012 and 2011, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2012, 2011 and 2010. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Current tax (benefit) expense	$(144)	$55	$(91)
Deferred tax expense (benefit)	243	(482)	103

Total tax expense (benefit)	$99	$(427)	$12

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2012		December 31, 2011[1]		December 31, 2010[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$245	35%	$(297)	35%	$59	35%
Dividends received deduction	(75)	(11)%	(99)	12%	(50)	(29)%
Impact of noncontrolling interest	21	3%	20	(3)%	21	12%
Tax credits	(85)	(12)%	(30)	3%	(27)	(16)%
Change in tax contingency reserve	(4)	(1)%	(15)	2%	(5)	(3)%
Other, net	(3)	(1)%	(6)	1%	14	8%

Total	$99	14%	$(427)	50%	$12	7%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax receivable was $61 million and $16 million as of December 31, 2012 and 2011, respectively.

Total federal income taxes (refunded) paid were $(95) million, $121 million, and $(35) million for the years ended December 31, 2012, 2011, and 2010, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

No material changes in estimated income tax expense were recorded in 2012 or 2010. During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (“DRD”).

As of December 31, 2012, the Company has $87 million in low-income-housing credit carryforwards, which expire between 2024 and 2032, and $169 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company has $32 million in foreign tax credit carryforwards which expire between 2019 and 2022. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax (liability) asset included in other assets in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011[1]
Deferred tax assets:
Future policy benefits and claims	$1,295	$1,193
Derivatives	94	574
Tax credit carryforwards	288	185
Other	478	330

Gross deferred tax assets	$2,155	$2,282
Valuation allowance	(18)	(18)

Net deferred tax assets	$2,137	$2,264

Deferred tax liabilities:
Deferred policy acquisition costs	$(874)	$(963)
Available-for-sale securities	(1,338)	(840)
Value of business acquired	(81)	(86)
Other	(158)	(148)

Gross deferred tax liabilities	$(2,451)	$(2,037)

Net deferred tax (liability) asset	$(314)	$227

[1]	The balances reflect a change in accounting principle, as described in Note 2.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $18 million as of December 31, 2012 and 2011. There was no change in valuation allowance for the year ended December 31, 2012 or 2010, while there was a change of $6 million for the year ended December 31, 2011. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2012	2011	2010
Balance at beginning of period	$76	$119	$95
Additions for current year tax positions	(2)	9	18
Additions for prior years tax positions	25	—	19
Reductions for prior years tax positions	(63)	(52)	(13)

Balance at end of period	$36	$76	$119

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2008 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Statutory net income (loss)
NLIC	$764	$18	$560
NLAIC	$(65)	$(61)	$(50)

Statutory capital and surplus
NLIC	$3,837	$3,591	$3,686
NLAIC	$280	$302	$287

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. During the year ended December 31, 2011 and 2010, NLIC did not pay any dividends to NFS. As of January 1, 2013, NLIC has the ability to pay dividends to NFS totaling $724 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2012, 2011 and 2010, the Company made payments to NMIC and NSC totaling $283 million, $241 million and $250 million, respectively.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.2 billion and $3.0 billion as of December 31, 2012 and 2011, respectively. Total revenues from these contracts were $140 million, $148 million and $139 million for the years ended December 31, 2012, 2011 and 2010, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $113 million, $122 million and $115 million for the years ended December 31, 2012, 2011 and 2010, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2012, 2011 and 2010, the Company made lease payments to NMIC of $15 million, $14 million and $20 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2012, 2011 and 2010 were $161 million, $203 million and $209 million, respectively, while benefits, claims and expenses ceded during these years were $167 million, $212 million and $241 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2012 and 2011, customer allocations to NFG funds totaled $45.0 billion and $39.7 billion, respectively. For the years ended December 31, 2012, 2011 and 2010, NFG paid the Company $144 million, $129 million and $103 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $854 million and $994 million as of December 31, 2012 and 2011, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2012, 2011 and 2010 were $54 million, $64 million and $61 million, respectively.

During 2012, the Company had no sales of commercial mortgage loans to NMIC. During 2011, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million to NMIC. The sale resulted in a net realized loss of $5 million in 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2012 and 2011, the Company had notes receivable outstanding of $126 million and $148 million, respectively.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and twenty-one other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.

Other jurisdictions may pursue similar investigations, examinations or inquires. The results of these investigations, examinations or inquiries could result in the payment or escheatment of unclaimed death benefits, and/or changes in the Company’s practices and procedures to its claims handling and escheat processes, all of which could impact claim payments and reserves and/or result in payment of investigation costs, fines or penalties.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. The Company has until March 29, 2013 to file a notice of appeal. The Court has taken the matter under advisement. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the U.S. District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The complaint seeks certification as a class action. NMIC and NLIC filed a motion to dismiss. By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit. On January 30, 2012, plaintiffs filed their appeal. On October 24, 2012, the Court of Appeals affirmed the dismissal. On November 9, 2012, plaintiffs filed a petition for rehearing en banc. On December 14, 2012, the Court of Appeals denied the petition for rehearing. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. NMIC and NLIC have filed an opposition memorandum.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action suit in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008 the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and answers of defendants are due on March 5, 2013.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Premiums
Direct	$890	$832	$808
Assumed	—	—	5
Ceded	(255)	(301)	(329)

Net	$635	$531	$484

Life, accident and health insurance in force
Direct	$216,002	$209,732	$208,920
Assumed	5	5	10
Ceded	(59,895)	(60,499)	(64,755)

Net	$156,112	$149,238	$144,175

Total amounts recoverable under reinsurance contracts totaled $684 million, $704 million and $739 million as of December 31, 2012, 2011 and 2010, respectively.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; and fixed universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment; other-than-temporary impairment losses and other revenues and expenses not allocated to other segments.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	301	—	635
Net investment income	551	736	536	2	1,825
Non-operating net realized investment gains[1]	—	—	—	459	459
Other-than-temporary impairment losses	—	—	—	(31)	(31)
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,514	$452	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	615	17	1,227
Policyholder dividends	—	—	54	—	54
Amortization of DAC	185	14	150	226	575
Interest expense	—	—	—	68	68
Other operating expenses	285	163	255	92	795

Total benefits and expenses	$1,440	$634	$1,273	$410	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$241	$42	$699

Less: non-operating net realized investment gains[1]	—	—	—	(459)
Less: non-operating net other-than-temporary impairment losses	—	—	—	31
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$241	$(82)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	297	—	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses[1]	—	—	—	(1,546)	(1,546)
Other-than-temporary impairment losses	—	—	—	(67)	(67)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,459	$(1,545)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	598	(12)	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Interest expense	—	—	—	70	70
Other operating expenses	269	166	238	87	760

Total benefits and expenses	$1,199	$618	$1,176	$64	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$283	$(1,609)	$(849)

Less: non-operating net realized investment losses[1]	—	—	—	1,546
Less: non-operating net other-than-temporary impairment losses	—	—	—	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$283	$(55)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2010[3]
Revenues:
Policy charges	$646	$98	$652	$3	$1,399
Premiums	209	—	275	—	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses[1]	—	—	—	(177)	(177)
Other-than-temporary impairment losses	—	—	—	(220)	(220)
Other revenues[2]	(82)	—	—	25	(57)

Total revenues	$1,342	$789	$1,437	$(314)	$3,254

Benefits and expenses:
Interest credited to policyholder accounts	$391	$424	$199	$42	$1,056
Benefits and claims	354	—	524	(5)	873
Policyholder dividends	—	—	78	—	78
Amortization of DAC	192	9	136	(38)	299
Interest expense	—	—	—	55	55
Other operating expenses	244	165	237	76	722

Total benefits and expenses	$1,181	$598	$1,174	$130	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$161	$191	$263	$(444)	$171

Less: non-operating net realized investment gains[1]	—	—	—	177
Less: non-operating net other-than-temporary impairment losses	—	—	—	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(48)
Less: net loss attributable to noncontrolling interest	—	—	—	60

Pre-tax operating earnings (loss)	$161	$191	$263	$(35)

Assets as of year end	$52,786	$25,502	$22,434	$5,828	$106,550

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2012 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$597	$597
Obligations of states and political subdivisions	1,722	2,002	2,002
Debt securities issued by foreign governments	98	118	118
Public utilities	2,374	2,684	2,684
All other corporate	24,252	26,410	26,410

Total fixed maturity securities, available-for-sale	$28,922	$31,811	$31,811

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$5	$8	$8
Nonredeemable preferred stocks	10	12	12

Total equity securities, available-for-sale	$15	$20	$20

Trading assets	49	54	54
Mortgage loans, net of allowance	5,871		5,827	[1]
Policy loans	980		980
Other investments	565		565
Short-term investments	1,034		1,034

Total investments	$37,436		$40,291

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

2010
IPS - Annuity	$1,761	$10,541			$209
Retirement Plans	172	11,874			—
IPS - Life and NBSG	1,354	9,163			275
Corporate and Other	(162)	1,098			—

Total	$3,125	$32,676			$484

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

2010
IPS - Annuity	$569	$745	$192	$244
Retirement Plans	691	424	9	165
IPS - Life and NBSG	510	801	136	237
Corporate and Other	55	37	(38)	131

Total	$1,825	$2,007	$299	$777

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	The 2011 and 2010 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance [1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance [1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

2010

Life, accident and health insurance in force	$208,920	$(64,755)	$10	$144,175	—

Premiums:
Life insurance [1]	$570	$(88)	$1	$483	0.2%
Accident and health insurance	238	(241)	4	1	NM

Total	$808	$(329)	$5	$484	1.0%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2012, 2011, and 2010 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44
2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60
2010
Valuation allowances - mortgage loans	$77	$66	$—	$47	$96

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2012.
Statement of Operations for the year ended December 31, 2012.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2012 and 2011.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.
Consolidated Balance Sheets as of December 31, 2012 and 2011.
Consolidated Statements of Changes in Equity as of December 31, 2012, 2011 and 2010.
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b) Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on April 16, 2008, with Post-Effective No. 18 (File No. 333-103093) and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 16, 2008, with Post-Effective No. 18 (File No. 333-103093) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on February 11, 2003 (SEC File No. 333-103093) and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously with initial Registration Statement on February 11, 2003 (SEC File No. 333-103093) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable
(8)	Form of Participation Agreements -
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2".
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm".
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".
(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003 as amended, under document "mfsfpa99h11.htm".
(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm".
(11)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm".
(12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
(13)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".
(14)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(15)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(16)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc., and Calvert Distributor, Inc. dated April 13, 2004, under document "blackrockfpa.htm".
(17)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed Inc. dated December 1, 2000, under document "waddellreedfpa.htm".
(18)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002. As amended, under document "pimcofpa.htm".
(19)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
(20)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation dated September 1, 1989, as amended, under document "vaneckfpa.htm".
(21)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc. dated November 15, 2004, as amended, under document "wellsfargofpa.htm".

The following fund participation agreement was filed previously on April 18, 2008, with post-effective amendment number 20 (File No. 333-62692) as Exhibit 24(b) and is hereby incorporated by reference.
(22)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, under document "rydexfundpartagreement.htm".
The following Fund Participation Agreement was previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit 24(b), and is hereby incorporated by reference.
(23)	Fund Participation Agreement with Unified Financial Sercurities and Huntington Asset Advisors, Inc. dated August13, 2010, under document "huntingtonfpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(24)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, under document "delawarefpa.htm".
(25)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel – Filed previously with initial Registration Statement on February 11, 2003 (SEC File No. 333-103093) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 8, 2013, was 27,808 and 15,230 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 24, 2013.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 24, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact